UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23325

SIX CIRCLES TRUST

On behalf of the following series:

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles Ultra Short Duration Fund

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

383 Madison Avenue

New York, NY 10179

(Address of principal executive offices) (Zip Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 270-6000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2023

Six Circles Ultra Short Duration Fund

Six Circles Tax Aware Ultra Short Duration Fund

Six Circles U.S. Unconstrained Equity Fund

Six Circles International Unconstrained Equity Fund

Six Circles Global Bond Fund

Six Circles Tax Aware Bond Fund

Six Circles Credit Opportunities Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

June 30, 2023 (Unaudited)

Dear Shareholder,

We hope this letter finds you well.

Markets proved resilient in the first half of 2023 on top of positive economic news, including falling inflation and growing consumer sentiment. Recession fears appeared to diminish, even if they did not totally disappear. Against this backdrop, equity markets rallied, with U.S. stocks leading the way.

The Six Circles Funds are designed to help our discretionary portfolios navigate through changing markets, by giving us the flexibility to target key themes and high conviction ideas. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during the review period, and how they performed.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as com-

pletion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2023	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2023 (Unaudited)

Year-to-date June 2023, equities outperformed global bond and cash markets, with the MSCI USA Index, MSCI World ex-USA Index, MSCI Emerging Markets Index and MSCI World Index up 17.13%, 11.29%, 4.89% and 15.43% during the period, respectively. Whereas, Bloomberg 1-3 Month U.S. Treasury Bills Index and the Bloomberg Global-Aggregate Index - Hedged USD returned 2.33% and 2.96% respectively.

To slow down inflation, the Fed hiked rates by 5% since the start of 2022. Economic growth slowed on the back of the significant tightening of financial conditions with parts of the economy, like smaller U.S. banks, showing signs of stress. This further increased the odds of a recession. However, even if a recession occurs, we believe that equities and fixed income may generate positive returns over the next 12 months.

2	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.55%
Bloomberg 1-3 Month U.S. Treasury Bill Index	2.33%

Net Assets as of 06/30/2023 (In Thousands)	$580,581
Duration	0.56 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund mainly invests in U.S. dollar and non-U.S. dollar denominated investment grade short-term fixed and floating rate debt securities. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to Goldman.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2023 through June 30, 2023 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg 1-3 Month U.S. Treasury Bill Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

By sector composition, Investment Grade Credit and Securitized Credit comprised approximately 81% of the Fund’s exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. During the reporting period, both sectors contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

The Fund’s exposure to Government Bonds was the Fund’s largest sector underweight relative to the Index and comprised approximately 13% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, the sector contributed to the Fund’s performance on an absolute basis, as well as relative to the Index.

On an allocation level, the Fund’s allocations to Core Ultra Short and Global Markets strategies contributed to the Fund’s return on an absolute basis.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Ultra Short (BlackRock)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

JUNE 30, 2023	SIX CIRCLES TRUST	3

Six Circles Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 97% of the Fund invested in instruments with maturities of three years and under as of June 30, 2023.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2023, invests in a diversified fixed income portfolio on the shorter end of the U.S. fixed income market, balancing income against credit quality, within the context of the broader Portfolios.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2023, has a broad investment universe, seeking total return opportunities within the global fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Ultra Short Duration Fund	2.55%	3.65%	1.66%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2023)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.26% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.32% and 0.19% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Ultra Short Duration Fund and the Bloomberg 1-3 Month U.S. Treasury Bill Index from July 9, 2018 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-3 Month U.S. Treasury Bill Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg 1-3 Month U.S. Treasury Bill Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

4	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	1.47%
iMoneyNet Tax-Free National Institutional Money Market Index	1.42%

Net Assets as of 06/30/2023 (In Thousands)	$692,279
Duration	0.60 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) seeks to generate current income consistent with capital preservation. The Fund invests at least 50% of its net assets in municipal securities, the income from which is exempt from federal income tax1). The Fund also may invest in taxable instruments. The Fund allocates assets among securities with various maturities which, under normal market conditions, will not exceed an average effective portfolio duration of two years.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Goldman Sachs Asset Management, L.P. (“Goldman”)(a)
•	Insight North America LLC (“Insight”)
•	Pacific Investment Management Company LLC (“PIMCO”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to Goldman.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2023 through June 30, 2023 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the iMoneyNet Tax-Free National Institutional Money Market Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

By sector composition, Municipal Bonds and Investment Grade Credit were the largest sector exposures in the Fund on a look-through basis and comprised approximately 64% and 15% of the Fund, respectively, at the end of the reporting period. Both exposures contributed to the Fund’s performance on an absolute basis, whereas relative to the Index, Investment Grade Credit contributed while Municipal Bonds detracted from the Fund’s performance.

On allocation level, the Fund’s allocations to both Core Municipal Ultra Short and Global Markets strategies contributed to the Fund’s return on an absolute basis.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period the Fund was allocated to two Sub-Advisers as follows.

PORTFOLIO ALLOCATION***
Core Municipal Ultra Short (Insight)	70%
Global Markets (PIMCO)	30

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.
1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

Within the fixed income allocation on the broader Portfolio level, the Adviser prefers high-quality liquid investments combined with flexibility to implement opportunistic ideas across

JUNE 30, 2023	SIX CIRCLES TRUST	5

Six Circles Tax Aware Ultra Short Duration Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

fixed income markets. The majority of the Fund’s assets were invested into the more liquid segments of the fixed income market, with approximately 98% of the Fund invested in instruments with maturities of three years and under as of June 30, 2023.

The Adviser allocates to the two Sub-Advisers, with the expectation that the Sub-Advisers will capitalize on the opportunities present in the segment of the fixed income market that their specific mandate is focused on.

The Core Municipal Ultra Short allocation, which comprised approximately 70% of the Fund as of June 30, 2023, invests in a diversified fixed income portfolio on the shorter end of the U.S. municipal fixed income market, balancing income against credit quality, within the context of the broader Portfolio.

The Global Markets allocation, which comprised approximately 30% of the Fund as of June 30, 2023, has a broad investment universe, seeking total return opportunities within the global taxable fixed income markets.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles Tax Aware Ultra Short Duration Fund	1.47%	1.96%	1.09%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2023)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.06% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Funds derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.15% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Ultra Short Duration Fund and the iMoneyNet Tax-Free National Institutional Money Market Index from July 9, 2018 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. Although the performance of the iMoneyNet Tax-Free National Institutional Money Market Index reflects returns of constituent mutual funds net of expenses, the index itself is unmanaged and no expenses are deducted at the index level. The performance of the Index has also been adjusted to reflect reinvestment of all dividends and capital gain distributions of the mutual funds included in the Index, if applicable.

The iMoneyNet Tax-Free National Institutional Money Market Index is an average of all tax-free and municipal, U.S.-domiciled institutional and retail money market funds. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

6	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	18.92%
MSCI USA Index	17.13%

Net Assets as of 06/30/2023 (In Thousands)	$20,064,819

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles U.S. Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of Indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each Indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an Index or sub-index selected by the Adviser. In addition to allocating and reallocating the Fund’s assets among one or more indexed investment strategies, the Adviser may also select securities of specific individual companies for the Fund to purchase or sell on an ongoing basis and the amount of the Fund’s assets to allocate to such securities. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2023 through June 30, 2023 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

Health Care and Financials sectors comprised approximately 37% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. On an absolute basis and relative to the Index, both Health Care and Financials detracted from the Fund’s performance.

Consumer Discretionary, Consumer Staples and Energy sectors comprised approximately 14% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. Relative to the Index, all three sectors contributed to the Fund’s performance. Additionally, Information Technology which comprised 28% of the Fund’s sector exposure on a look-through basis at the end of the reporting period was the biggest contributor to the Fund’s performance on an absolute basis and outperformed relative to the Index.

On an allocation level, the Fund’s allocation to U.S. Software was the largest contributor to the Fund’s return on an absolute basis, whereas U.S. Financials was the largest detractor to the Fund’s return on an absolute basis, during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to thirteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
USA	30%
U.S. Financials	14
U.S. Software	9
U.S. Pharmaceuticals	8
U.S. Technology Hardware Equipment	7
U.S. Interactive Media & Services	7
U.S. Managed Health Care	5
U.S Broadline Retail	5
U.S. Custom Equity Sleeve (JPMPI)	4
U.S. Air & Freight	4
U.S. Semiconductors & Semiconductor Equipment	3
Life Sciences Tools & Services	3
U.S. Beverages	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

JUNE 30, 2023	SIX CIRCLES TRUST	7

Six Circles U.S. Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

Allocation to Broad USA comprised approximately 30% of the Fund as of June 30, 2023. Within the context of the broader Portfolios, the Adviser believes that an allocation to Broad USA provides the ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocation to U.S. Software and U.S. Broadline Retail provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud-based platforms. These exposures collectively comprised approximately 14% of the Fund as of June 30, 2023.

Allocation to U.S. Financials comprised approximately 14% of the Fund as of June 30, 2023. The Adviser believes in capital adequacy and dividend sustainability in the sector and currently has conviction in the sector given compelling valuations and more realistic market expectations about potential credit costs and buybacks.

Allocation to U.S. Pharmaceuticals comprised approximately 8% of the Fund, as of June 30, 2023. The Adviser believes that pharmaceutical companies have strong fundamentals with attractive valuations in the current market.

Allocation to U.S. Technology, Hardware & Equipment allows the Adviser to access specific exposures within the Technology sector. The allocation comprised approximately 7% of the Fund as of June 30, 2023.

Allocation to U.S. Managed Health Care comprised approximately 5% of the Fund as of June 30, 2023. The Adviser believes that the allocation focuses on the intersection of Health Care and innovation, focusing on the four paradigm shifts within Health Care identified by the Adviser, including big data, advanced diagnostics, targeted therapies, and enhanced aging.

The Adviser believes that companies in the U.S. Air, Freight & Logistics sector may have the potential to improve free cash flow generation after having underperformed. This allocation comprised approximately 4% of the Fund as of June 30, 2023.

Allocation to the Custom Equity Sleeve was approximately 4% of the Fund as of June 30, 2023. This portion of the Fund’s investments is allocated to individual publicly traded large capitalization U.S. equity securities, selected by the Adviser. Securities included in the U.S. Custom Equity Sleeve may be represented by a variety of U.S. sectors, sub-sectors or industries and are selected for inclusion by the Adviser based on its investment analysis in order to assist with either portfolio construction, risk management, liquidity considerations, or a combination thereof.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 7% of the Fund as of June 30, 2023. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

Allocation to Life Sciences Tools & Services was approximately 3% of the Fund as of June 30, 2023. The Adviser believes that the sector is comprised of high quality and large cap companies with high potential for double digit earnings growth.

The Adviser believes that valuations for U.S. Semiconductors & Semiconductor Equipment companies are now more reasonable and provide an attractive entry point. This allocation comprised approximately 3% of the Fund as of June 30, 2023.

Allocation to U.S. Beverages was approximately 1% of the Fund’s exposure as of June 30, 2023 and reflects the Adviser’s belief that this industry is relatively defensive relative to the market. The Adviser believes that the major players of this sector are going through structural changes and as such may have the potential to improve free cash flow conversion.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles U.S. Unconstrained Equity Fund	18.92%	17.28%	12.18%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2023)

8	SIX CIRCLES TRUST	JUNE 30, 2023

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.27% and 0.06% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles U.S. Unconstrained Equity Fund and the MSCI USA Index from July 9, 2018 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the secu rities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2023	SIX CIRCLES TRUST	9

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	13.76%
MSCI World ex-USA Index	11.29%

Net Assets as of 06/30/2023 (In Thousands)	$13,191,125

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles International Unconstrained Equity Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of Indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each Indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an Index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period of January 1, 2023 through June 30, 2023 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

Information Technology, Consumer Staples and Energy sectors comprised approximately 45% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. All three sectors contributed to the Fund’s performance on an absolute basis. Relative to the Index, Consumer Staples and Energy detracted while Information Technology contributed to the Fund’s performance.

Industrials, Financials and Materials sectors comprised approximately 30% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. Financials & Industrials contributed to the Fund’s performance on an absolute basis, while Materials detracted. Relative to the Index, Financials and Materials contributed to the Fund’s performance, while Industrials detracted. The Fund’s exposure to the Consumer Discretionary sector on a look-through basis was approximately 10% and was a slight underweight relative to the Index. However, this sector was the largest contributor to Fund performance on an absolute basis and outperformed relative to the Index.

On an allocation level, Europe Textile Luxury Goods, which is part of the Consumer Discretionary sector, was the largest contributor to the Fund’s performance on an absolute basis, while the allocation to Europe Financials was the largest detractor from the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to fifteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe ex-UK	23%
Europe Financials	10
Broad UK	9
Europe Integrated Oil & Gas	8
Switzerland Food Products	8
Europe Semiconductor & Semiconductor Equipment	7
Europe Industrials	6
Europe Textile Luxury Goods	6
Europe Beverage	6
Europe Pharmaceuticals	5
Germany Application Software	4
Japan	4
Taiwan Semiconductors & Semiconductor Equipment	2
Europe ex-UK Utilities	1
Korea Technology, Hardware, Storage & Peripherals	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.

10	SIX CIRCLES TRUST	JUNE 30, 2023

**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

Allocation to Europe ex-UK comprised approximately 23% of the Fund as of June 30, 2023. Within the context of the broader Portfolios, the Adviser believes that this is a defensive position, and the exposure to renewable energy helps diversify against European Energy positions and provides a growth dynamic to the sector, while trading at reasonable valuations.

Allocation to Europe Financials was approximately 10% of the Fund as of June 30, 2023. The Adviser currently has conviction in this sector due to improved capital levels and believes that Financials can directly benefit from higher inflation and interest rates through higher lending costs and better net interest margin.

Allocation to Broad UK comprised approximately 9% of the Fund as of June 30, 2023. Within the context of the broader Portfolios, the Adviser believes that the allocation provides exposure to a more cyclical European market that has clarity as COVID-19 subsides.

Allocation to Switzerland Food Products was approximately 8% of the Fund as of June 30, 2023, and serves as a defensive position, allowing the Adviser access to mainly large cap companies.

Allocation to Europe Integrated Oil & Gas was approximately 8% of the Fund as of June 30, 2023. The Adviser believes that the sector provides exposure to a cyclical industry that could take advantage of the early cycle environment.

The Adviser believes that companies within the Europe Semiconductors sector have reasonable valuations making the exposure attractive, as it believes that the demand for semiconductors and semiconductor equipment may increase following the theme of electrification. The sector comprised approximately 7% of the Fund as of June 30, 2023.

Europe accounts for a large portion of the beverage industry’s demand and many European Beverage companies struggled in 2022, however, the Adviser believes that allocation to Europe Beverage could perform well as the China reopening provides strong headwinds to the demand. This allocation comprised approximately 6% of the Fund as of June 30, 2023.

Allocation to Europe Industrials was approximately 6% of the Fund as of June 30, 2023. The Adviser believes that the Industrials sector is built on cyclical exposures that could benefit from economic recovery and growth.

Allocation to Europe Textile Luxury Goods was approximately 6% of the Fund as of June 30, 2023. The Adviser believes that the sector provides cyclical exposures in Europe that could benefit from economic recovery and growth.

Allocation to Europe Pharmaceuticals comprised approximately 5% of the Fund as of June 30, 2023 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations, within the context of the broader Portfolios.

The Adviser believes that the allocation to Broad Japan provides exposure to high quality Japanese companies with evolving business models. The allocation was approximately 4% of the Fund as of June 30, 2023

Allocation to Germany Application Software was approximately 4% of the Fund as of June 30, 2023. German Investable Markets Index is primarily made up of SAP, a company the Adviser believes that the market is currently underappreciating given its cloud transition, value of defensive cashflows, and positive business model changes.

The Adviser believes that the allocation to Korea Technology Hardware, Storage and Peripherals provides exposure to a strong player within the global technology supply chain. The allocation was approximately 1% of the Fund as of June 30, 2023.

The Adviser believes that allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 1% of the Fund as of June 30, 2023.

Allocation to Taiwan Semiconductors was approximately 2% of the Fund as of June 30, 2023.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (July 9, 2018)
Six Circles International Unconstrained Equity Fund	13.76%	21.91%	3.33%

*	Not Annualized

GROWTH OF $10,000 REPORT (07/9/2018 TO 06/30/2023)

JUNE 30, 2023	SIX CIRCLES TRUST	11

Six Circles International Unconstrained Equity Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.08% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on July 9, 2018.

The graph illustrates comparative performance for $10,000 invested in the Six Circles International Unconstrained Equity Fund and the MSCI World ex-USA Index from July 9, 2018 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1,016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,377 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

12	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.65%
Bloomberg Global-Aggregate Index - Hedged USD	2.96%

Net Assets as of 06/30/2023 (In Thousands)	$9,719,142
Duration	6.20 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Global Bond Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in a global portfolio of investment grade fixed income securities with varying maturities across government, corporate, and securitized fixed income sectors. The Fund will also allocate across a number of different countries around the World.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, Inc. (“PGIM”)

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2023 through June 30, 2023, (the “reporting period”) the Fund posted a positive return on an absolute basis, but underperformed relative to the Bloomberg Global-Aggregate Index – Hedged USD (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

By sector composition, Investment Grade Credit was the largest sector exposure in the Fund on a look-through basis and comprised approximately 41% of the Fund at the end of the reporting period, with the Fund being overweight this sector relative to the Index. Investment Grade Credit contributed to the Fund’s performance both on an absolute basis as well as relative to the Index during the reporting period.

Government Bonds comprised approximately 37% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being underweight this sector relative to the Index. During the reporting period, exposure to Government Bonds contributed to the Fund’s performance both on an absolute basis as well as relative to the Index.

On an allocation level, the Fund’s allocation to Pan European Credit was the largest contributor to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to twelve strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Pan-European Credit (BlackRock)	40%
Pan-European Government (BlackRock)	11
China Treasury & Policy Bank (BlackRock)	10
U.S. Treasury 10-20 Year (BlackRock)	8
Global Credit (PGIM)	7
Global Securitized (PIMCO)	7
U.S. Securitized (BlackRock)	6
Global Government (PGIM)	4
U.S. Credit (BlackRock)	3
U.S. Government (BlackRock)	2
Asia Pacific Government ex-China (BlackRock)	1
Pan European Securitized (BlackRock)	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial

JUNE 30, 2023	SIX CIRCLES TRUST	13

Six Circles Global Bond Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

Allocations to Global Credit and Pan European Credit comprised approximately 47% of the Fund as of June 30, 2023 and provide what the Adviser believes to be a full tracking error, flexible access point to a broad range of global corporate bonds across different regions, sectors, and credit qualities.

Allocations to Asia Pacific Government ex-China and Pan-European Government comprised approximately 12% of the Fund as of June 30, 2023 and provide what the Adviser believes is a low tracking error, tactical way to allocate to government bonds within these regions.

Allocations to Global Securitized and Pan European Securitized comprised approximately 8% of the Fund as of June 30, 2023 and provides what the Adviser believes to be full tracking error, flexible access to a broad range of securitized debt across different regions, sectors, and credit qualities.

The Adviser believes that the allocation to Global Government provides full tracking error access to a broad range of government bonds across different regions. The allocation was approximately 4% of the Fund as of June 30, 2023.

Allocations to U.S. Treasury, U.S. Credit, U.S. Government, and U.S. Securitized comprised approximately 19% of the Fund as of June 30, 2023. These allocations provide what the Adviser believes is a low tracking error, tactical way to allocate within these sectors.

Allocations to China Treasury & Policy Bank comprised approximately 10% of the Fund as of June 30, 2023. This exposure allows the portfolio to tactically allocate to Chinese government bonds.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Global Bond Fund	2.65%	0.91%	(1.55)%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2023)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	(0.82)% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Funds derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.31% and 0.12% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Global Bond Fund and the Bloomberg Global-Aggregate Index - Hedged USD from May 19, 2020 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg Global-Aggregate Index - Hedged USD does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

14	SIX CIRCLES TRUST	JUNE 30, 2023

The Bloomberg Global-Aggregate Index - Hedged USD provides a broad-based measure of the global investment grade fixed income markets. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2023	SIX CIRCLES TRUST	15

Six Circles Tax Aware Bond Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	2.69%
Bloomberg 1-15 Year Municipal Bond Index	1.85%

Net Assets as of 06/30/2023 (In Thousands)	$6,302,559
Duration	5.73 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Tax Aware Bond Fund (the “Fund”) seeks to provide after-tax total return. The Fund invests at least 50% in municipal securities across varying maturity ranges, the income from which is exempt from federal income tax1). The Fund also may invest in taxable instruments.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	Allspring Global Investments, LLC (“Allspring”)
•	BlackRock Investment Management, LLC (“BlackRock”)(a)
•	Capital International Inc. (“Capital Group”)
•	Nuveen Asset Management, LLC (“Nuveen”)

(a)	During the reporting period, the Adviser did not allocate Fund assets to this Sub-Adviser.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2023 through June 30, 2023, (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg 1-15 Year Municipal Bond Index (the “Index”). References to the

Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

By sector composition, Investment Grade Rated Municipal Bonds were the largest sector exposure in the Fund on a look-through basis and comprised approximately 90% of the Fund at the end of the reporting period, with the Fund being underweight this sector relative to the Index. This sector contributed to the Fund’s performance both on an absolute basis as well as relative to the Index during the reporting period.

High Yield Municipal Bonds were approximately 9% of the Fund’s exposure on a look-through basis at the end of the reporting period, with the Fund being overweight this sector relative to the Index. During the reporting period, exposure to High Yield Municipal Bonds contributed to the Fund’s performance both on an absolute basis as well as relative to the Index.

On an allocation level, the full tracking error Municipal allocation managed by Nuveen was the largest contributor to the Fund’s return on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to five strategies across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
Municipals (Allspring)	38%
Municipals (Nuveen)	38
Short Duration Municipal (Capital Group)	11
Intermediate Duration Municipal (Capital Group)	7
Long Duration Municipal (Capital Group)	6

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.

16	SIX CIRCLES TRUST	JUNE 30, 2023

**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.
1)	Interest on Municipal securities is exempt from federal income tax however interest on certain bonds may be subject to the federal alternative minimum tax for individuals.

Allocations to Short Duration Municipal, Intermediate Duration Municipal and Long Duration Municipal comprised approximately 11%, 7% and 6% of the Fund, respectively, as of June 30, 2023. These allocations provide what the Adviser believes to be low tracking error, flexible access points to municipal debt within short, intermediate and long maturity ranges.

The Adviser believes that the allocations to Municipal strategies sub-advised by Nuveen and Allspring provide full tracking error, flexible access to a broad range of municipals across different sectors and credit qualities. Each of these allocations were approximately 38% of the Fund as of June 30, 2023.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (May 19, 2020)
Six Circles Tax Aware Bond Fund	2.69%	3.21%	0.32%

*	Not Annualized

GROWTH OF $10,000 REPORT (05/19/2020 TO 06/30/2023)

2)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.14% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on May 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Tax Aware Bond Fund and the Bloomberg 1-15 Year Municipal Bond Index from May 19, 2020 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg 1-15 Year Municipal Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg 1-15 Year Municipal Bond Index consists of a broad selection of investment grade general obligation and revenue bonds of maturities ranging from one year to 17 years. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2023	SIX CIRCLES TRUST	17

Six Circles Credit Opportunities Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	3.52%
Bloomberg U.S. Intermediate Corporate Bond Index	2.33%

Net Assets as of 06/30/2023 (In Thousands)	$3,222,198
Duration	3.11 years

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Credit Opportunities Fund (the “Fund”) seeks to provide total return. The Fund invests mainly in global fixed income opportunities, including below investment-grade debt, as well as other tactical credit opportunities.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”) constructs the Fund’s portfolios by allocating the Fund’s assets among investment strategies managed by one or more sub-advisers retained by the Adviser (each a “Sub-Adviser”).

The Adviser currently engages the following Sub-Advisers:

•	BlackRock Investment Management, LLC (“BlackRock”)
•	Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”)(a)
•	Lord Abbett & Co, LLC (“Lord Abbett”)
•	Muzinich & Co., Inc. (“Muzinich”)(a)
•	Pacific Investment Management Company LLC (“PIMCO”)
•	PGIM, INC. (“PGIM”)

(a)	During the reporting period, the Fund has not allocated assets to these Sub-Advisers.

The Adviser may adjust allocations to the Sub-Advisers at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Advisers, the investment strategies they pursue and the portion of the Fund allocated to them, may change over time.

The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2023 through June 30, 2023, (the “reporting period”) the Fund posted a positive return on an absolute basis, and outperformed relative to the Bloomberg U.S. Intermediate Corporate Bond Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

By sector composition, High Yield was the largest sector exposure in the Fund on a look-through basis and comprised approximately 82% of the Fund at the end of the reporting period. During the reporting period, this sector contributed to the Fund’s performance both on an absolute basis as well as relative to the Index.

Investment Grade Corporate Bonds was the largest sector underweight, with approximately 11% of the Fund’s exposure on a look-through basis at the end of the reporting period. During the reporting period, exposure to Investment Grade Corporate Bonds contributed to the Fund’s performance both on an absolute basis as well as relative to the Index.

On an allocation level, the High Yield allocation managed by BlackRock was the largest contributor to the Fund’s return, while Asia High Yield allocation managed by PIMCO was the largest detractor on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to four Sub-Advisers across various sectors, credit ratings, maturity buckets, and regional exposures.

PORTFOLIO ALLOCATION***
High Yield (BlackRock)	46%
High Yield (PGIM)	25
Asia High Yield (PIMCO)	24
Short Duration (Lord Abbett)	5

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.

18	SIX CIRCLES TRUST	JUNE 30, 2023

**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

Allocation to High Yield managed by BlackRock comprised approximately 46% of the Fund as of June 30, 2023. The Adviser believes that the allocation provides flexibility in the portfolio construction process for adjusting credit quality and sector allocations in response to market movements.

Allocation to High Yield managed by PGIM comprised approximately 25% of the Fund as of June 30, 2023. This allocation provides what the Adviser believes to be a broader market exposure, with potential ability to offer excess returns without taking large sector or credit rating bets.

Allocation to Asia High Yield managed by PIMCO comprised approximately 24% of the Fund as of June 30, 2023 and provides what the Adviser believes to be a more focused exposure to CCC or B-rated names.

Allocation to Short Duration managed by Lord Abbett comprised approximately 5% of the Fund as of June 30, 2023. The Adviser believes that this allocation provides a higher quality, shorter duration exposure and consists of investment grade and securitized bonds.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (August 19, 2020)
Six Circles Credit Opportunities Fund	3.52%	7.07%	0.11%

*	Not Annualized

GROWTH OF $10,000 REPORT (08/19/2020 TO 06/30/2023)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

2)	0.29% of the amount shown in the Fund’s “Cash” line item reflects the mark-to-market value of the Fund’s derivative positions.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.80% and 0.29% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on August 19, 2020.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Credit Opportunities Fund and the Bloomberg U.S. Intermediate Corporate Bond Index from August 19, 2020 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Bloomberg U.S. Intermediate Corporate Bond Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The Bloomberg U.S. Intermediate Corporate Total Return Bond Index measures the investment grade, fixed-rate, taxable corporate bond market whose maturity ranges between 1 to 9.9999 years. It includes USD denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2023	SIX CIRCLES TRUST	19

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 18.6%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,158
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2B, (United States 30 Day Average SOFR + 0.73%), 5.80%, 10/19/2026 (aa)		1,400	1,402
Anchorage Capital CLO Ltd., (Cayman Islands),
Series 2014-3RA, Class A, (ICE LIBOR USD 3 Month + 1.05%), 6.32%, 01/28/2031 (e) (aa)		1,181	1,169
Series 2015-7A, Class AR2, (ICE LIBOR USD 3 Month + 1.09%), 6.36%, 01/28/2031 (e) (aa)		1,544	1,527
Atlas Senior Loan Fund III Ltd., (Cayman Islands), Series 2013-1A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 6.16%, 11/17/2027 (e) (aa)		89	89
AutoFlorence Srl, (Italy),
Series 2, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.14%, 12/24/2044 (aa)	EUR	581	635
Series 2, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.19%, 12/24/2044 (aa)	EUR	120	129
Series 3, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.33%, 12/25/2046 (aa)	EUR	1,000	1,092
Series 3, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.35%), 5.73%, 12/25/2046 (aa)	EUR	100	109
Autonoria Spain 2022 FT, (Spain),
Series 2022-SP, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.84%), 4.25%, 01/25/2040 (aa)	EUR	748	820
Series 2022-SP, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 2.00%), 5.41%, 01/26/2040 (aa)	EUR	93	103
Azure Finance No. 3 plc, (United Kingdom), Series 3, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.80%), 5.59%, 06/20/2034 (aa)	GBP	463	589
BA Credit Card Trust,
Series 2021-A1, Class A1, 0.44%, 09/15/2026		2,180	2,094
Series 2022-A2, Class A2, 5.00%, 04/15/2028		1,485	1,477
Barings CLO Ltd., (Cayman Islands), Series 2019-3A, Class A1R, (ICE LIBOR USD 3 Month + 1.07%), 6.32%, 04/20/2031 (e) (aa)		250	247
Battalion CLO 18 Ltd., (Cayman Islands), Series 2020-18A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.46%, 10/15/2036 (e) (aa)		1,000	975

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Bavarian Sky 5 plc, (United Kingdom), Series UK5, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.62%), 5.41%, 04/20/2031 (aa)	GBP	1,215	1,547
Benefit Street Partners CLO Ltd., (Cayman Islands), Series 2015-6BR, Class A, (ICE LIBOR USD 3 Month + 1.19%), 6.44%, 07/20/2034 (e) (aa)		1,000	979
Benefit Street Partners CLO VIII Ltd., (Cayman Islands), Series 2015-8A, Class A1AR, (ICE LIBOR USD 3 Month + 1.10%), 6.35%, 01/20/2031 (e) (aa)		970	962
BHG Securitization Trust, Series 2022-B, Class A, 3.75%, 06/18/2035 (e)		63	62
Birch Grove CLO Ltd., (Cayman Islands), Series 19A, Class AR, (ICE LIBOR USD 3 Month + 1.13%), 6.68%, 06/15/2031 (e) (aa)		2,000	1,980
BMW Canada Auto Trust, (Canada),
Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	308	231
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	900	678
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		500	499
Bumper De SA, (Luxembourg), Series 2023-DE1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.58%), 4.02%, 08/23/2032 (aa)	EUR	600	655
Burnham Park CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 6.40%, 10/20/2029 (e) (aa)		338	335
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 5.77%, 07/15/2027 (aa)		900	901
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	483
CarMax Auto Owner Trust,
Series 2021-2, Class A3, 0.52%, 02/17/2026		701	677
Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.67%, 05/15/2025 (aa)		351	351
Series 2022-4, Class A2A, 5.34%, 12/15/2025		598	596
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 5.97%, 12/15/2025 (aa)		854	855
Chesapeake Funding II LLC, Series 2020-1A, Class A2, (ICE LIBOR USD 1 Month + 0.65%), 5.84%, 08/15/2032 (e) (aa)		264	264
CIFC Funding Ltd., (Cayman Islands), Series 2014-5A, Class A1R2, (ICE LIBOR USD 3 Month + 1.20%), 6.46%, 10/17/2031 (e) (aa)		1,000	989

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 6.50%, 10/25/2037 (e) (aa)		53	53
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.62%), 5.77%, 04/22/2026 (aa)		900	902
Series 2018-A5, Class A5, (ICE LIBOR USD 1 Month + 0.61%), 5.80%, 08/07/2027 (aa)		900	902
Dell Equipment Finance Trust,
Series 2021-2, Class A3, 0.53%, 12/22/2026 (e)		466	456
Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		500	501
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.60%), 5.79%, 12/15/2026 (aa)		900	900
Dowson plc, (United Kingdom),
Series 2021-2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.68%), 5.47%, 10/20/2028 (aa)	GBP	74	94
Series 2021-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 1.20%), 5.99%, 10/20/2028 (aa)	GBP	200	254
Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.92%), 5.71%, 01/20/2029 (aa)	GBP	169	215
Series 2022-2, Class B, Reg. S, (SONIA Interest Rate Benchmark + 2.70%), 7.49%, 08/20/2029 (aa)	GBP	500	639
Dryden 49 Senior Loan Fund, (Cayman Islands), Series 2017-49A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 6.21%, 07/18/2030 (e) (aa)		1,421	1,409
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		762	647
FCT Autonoria, (France),
Series 2023-DE, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.47%), 3.88%, 01/26/2043 (aa)	EUR	1,200	1,310
Series 2023-DE, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 1.15%),4.56%, 01/26/2043 (aa)	EUR	300	327
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	689	509
Ford Credit Auto Lease Trust, Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.67%, 10/15/2024 (aa)		222	222
Ford Credit Auto Owner Trust,
Series 2022-B, Class A2A, 3.44%, 02/15/2025		1,240	1,232
Series 2022-D, Class A3, 5.27%, 05/17/2027		110	110

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Series 2023-A, Class A2B, (United States 30 Day Average SOFR + 0.72%), 5.79%, 03/15/2026 (aa)		2,086	2,091
Ford Credit Floorplan Master Owner Trust A,
Series 2020-1, Class A1, 0.70%, 09/15/2025		1,400	1,385
Series 2023-1, Class A2, (United States 30 Day Average SOFR + 1.25%), 6.32%, 05/15/2028 (e) (aa)		2,290	2,305
FS Rialto Issuer LLC,
Series 2022-FL4, Class A, (United States 30 Day Average SOFR + 1.90%), 6.97%, 01/19/2039 (e) (aa)		483	476
Series 2022-FL6, Class A, (CME Term SOFR 1 Month + 2.58%), 7.66%, 08/17/2037 (e) (aa)		640	638
Gilbert Park CLO Ltd., (Cayman Islands), Series 2017-1A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 6.45%, 10/15/2030 (e) (aa)		1,650	1,633
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		912	905
Series 2022-3, Class A2A, 4.01%, 10/21/2024		573	570
Series 2023-1, Class A2A, 5.27%, 06/20/2025		1,000	996
Series 2023-2, Class A2A, 5.44%, 10/20/2025		1,000	996
GM Financial Consumer Automobile Receivables Trust,
Series 2022-3, Class A2A, 3.50%, 09/16/2025		2,821	2,796
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.67%, 09/16/2025 (aa)		1,127	1,127
Series 2023-2, Class A2A, 5.10%, 05/18/2026		900	895
Series 2023-2, Class A3, 4.47%, 02/16/2028		429	422
GMF Canada Leasing Trust Asset-Backed Notes, (Canada), Series 2023-1A, Class A1, 5.46%, 04/21/2025 (e)	CAD	1,300	980
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	99
Honda Auto Receivables Owner Trust, Series 2022-2, Class A2, 3.81%, 03/18/2025		2,430	2,410
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class A3, 0.38%, 09/16/2024 (e)		1,181	1,167
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		870	867
Hyundai Auto Receivables Trust,
Series 2022-A, Class A2B, (United States 30 Day Average SOFR + 0.63%), 5.70%, 02/18/2025 (e) (aa)		1,248	1,248

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	21

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Series 2022-B, Class A2A, 3.64%, 05/15/2025		668	663
Series 2023-A, Class A2A, 5.19%, 12/15/2025		800	797
Series 2023-A, Class A3, 4.58%, 04/15/2027		500	492
ICG US CLO Ltd., (Cayman Islands), Series 2015-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.41%, 10/19/2028 (e) (aa)		469	468
John Deere Owner Trust, Series 2022-B, Class A2, 3.73%, 06/16/2025		556	552
Koromo Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.80%), 4.21%, 02/26/2035 (aa)	EUR	456	498
KREF Ltd., (Cayman Islands), Series 2022-FL3, Class A, (CME Term SOFR 1 Month + 1.45%), 6.53%, 02/17/2039 (e) (aa)		1,310	1,280
Lt Autorahoitus IV DAC, (Ireland), Series 4, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.69%), 4.04%, 07/18/2033 (aa)	EUR	633	691
Madison Park Funding XLI Ltd., (Cayman Islands), Series 12A, Class AR, (ICE LIBOR USD 3 Month + 0.83%), 6.10%, 04/22/2027 (e) (aa)		546	542
Madison Park Funding XXXIII Ltd., (Cayman Islands), Series 2019-33A, Class AR, (CME Term SOFR 3 Month + 1.29%), 6.28%, 10/15/2032 (e) (aa)		250	246
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	590
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		1,500	1,429
Navient Private Education Loan Trust,
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 6.09%, 12/16/2058 (e) (aa)		88	88
Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.04%, 12/15/2059 (aa)		502	497
Series 2020-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 6.09%, 11/15/2068 (e) (aa)		666	655
Navient Private Education Refi Loan Trust,
Series 2019-D, Class A2B, (ICE LIBOR USD 1 Month + 1.05%), 6.24%, 12/15/2059 (e) (aa)		313	309
Series 2019-GA, Class A, 2.40%, 10/15/2068 (e)		160	147
Series 2021-DA, Class A, (Prime Rate -1.99%), 6.26%, 04/15/2060 (e) (aa)		395	369
Navient Student Loan Trust, Series 2019-BA, Class A2B, (ICE LIBOR USD 1 Month + 0.98%), 6.17%, 12/15/2059 (e) (aa)		228	225

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Nelnet Student Loan Trust,
Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 6.05%, 06/27/2067 (e) (aa)		732	718
Series 2021-CA, Class AFL, (ICE LIBOR USD 1 Month + 0.74%), 5.89%, 04/20/2062 (e) (aa)		932	914
Neuberger Berman Loan Advisers CLO 26 Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 0.92%), 6.18%, 10/18/2030 (e) (aa)		1,871	1,846
Nissan Auto Lease Trust, Series 2022-A, Class A2A, 3.45%, 08/15/2024		1,874	1,867
OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, (United States 30 Day Average SOFR + 1.60%), 6.67%, 03/14/2029 (e) (aa)		835	838
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		131	129
Oscar US Funding XIII LLC, (Japan), Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		31	31
Palmer Square CLO Ltd., (Cayman Islands), Series 2013-2A, Class A1A3, (ICE LIBOR USD 3 Month + 1.00%), 6.26%, 10/17/2031 (e) (aa)		250	247
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 07/25/2035 (aa)		469	463
Pawnee Equipment Receivables LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		524	505
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		603	600
PCL Funding VI plc, (United Kingdom), Series 2022-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.40%), 6.34%, 07/15/2026 (aa)	GBP	723	921
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		650	593
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		376	347
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		227	210
Prodigy Finance DAC, (Ireland), Series 2021-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 6.45%, 07/25/2051 (e) (aa)		81	80
Red & Black Auto Germany 8 UG, (Germany), Series 8, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.75%), 4.08%, 09/15/2030 (aa)	EUR	168	182
Red & Black Auto Italy Srl, (Italy), Series 1, Class A, Reg. S, (ICE LIBOR EUR 1 Month + 0.70%), 4.13%, 12/28/2031 (aa)	EUR	786	856

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Rockford Tower CLO Ltd., (Cayman Islands), Series 2017-3A, Class A, (ICE LIBOR USD 3 Month + 1.19%), 6.44%, 10/20/2030 (e) (aa)		238	236
RR 3 Ltd., (Cayman Islands), Series 2018-3A, Class A1R2, (ICE LIBOR USD 3 Month + 1.09%), 6.35%, 01/15/2030 (e) (aa)		918	911
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05%, 07/15/2025		130	130
SC Germany SA Compartment Consumer, (Luxembourg), Series 2020-1, Class C, Reg. S, (ICE LIBOR EUR 1 Month + 1.75%), 5.21%, 11/14/2034 (aa)	EUR	217	235
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 5.86%, 10/25/2029 (e) (aa)		531	526
SMB Private Education Loan Trust,
Series 2016-B, Class A2B, (ICE LIBOR USD 1 Month + 1.45%), 6.64%, 02/17/2032 (e) (aa)		386	386
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		267	257
Series 2017-A, Class A2B, (ICE LIBOR USD 1 Month + 0.90%), 6.09%, 09/15/2034 (e) (aa)		934	929
Series 2020-A, Class A2B, (ICE LIBOR USD 1 Month + 0.83%), 6.02%, 09/15/2037 (e) (aa)		523	514
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		400	355
Series 2021-A, Class A2A1, (ICE LIBOR USD 1 Month + 0.73%), 5.92%, 01/15/2053 (e) (aa)		1,772	1,726
Series 2021-D, Class A1B, (ICE LIBOR USD 1 Month + 0.60%), 5.79%, 03/17/2053 (e) (aa)		196	191
Series 2022-B, Class A1B, (United States 30 Day Average SOFR + 1.45%), 6.52%, 02/16/2055 (e) (aa)		1,722	1,706
Series 2022-D, Class A1B, (United States 30 Day Average SOFR + 1.80%), 6.87%, 10/15/2058 (e) (aa)		2,534	2,538
Symphony CLO XXIV Ltd., (Cayman Islands), Series 2020-24A, Class A, (ICE LIBOR USD 3 Month + 1.20%), 6.47%, 01/23/2032 (e) (aa)		700	693
TAGUS-Sociedade de Titularizacao de Creditos SA / Viriato Finance No. 1 , (Portugal), Series 1, Class B, Reg. S, (ICE LIBOR EUR 1 Month + 0.95%), 4.38%, 10/28/2040 (aa)	EUR	381	410
TCI-Symphony CLO Ltd., (Cayman Islands), Series 2016-1A, Class AR2, (ICE LIBOR USD 3 Month + 1.02%), 6.26%, 10/13/2032 (e) (aa)		265	262

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 5.86%, 11/20/2061 (e) (aa)		171	168
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,500	1,385
Toyota Auto Receivables Owner Trust,
Series 2022-C, Class A2A, 3.83%, 08/15/2025		1,161	1,151
Series 2022-C, Class A2B, (United States 30 Day Average SOFR + 0.57%), 5.64%, 08/15/2025 (aa)		1,548	1,548
Venture XVIII CLO Ltd., (Cayman Islands), Series 2014-18A, Class AR, (ICE LIBOR USD 3 Month + 1.22%), 6.48%, 10/15/2029 (e) (aa)		1,652	1,640
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02%, 10/21/2024		1,655	1,642
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/2026		1,000	997
Voya CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 10/15/2031 (e) (aa)		1,150	1,141
VOYA CLO, (Cayman Islands), Series 2017-2A, Class A1R, (ICE LIBOR USD 3 Month + 0.98%), 6.24%, 06/07/2030 (e) (aa)		230	229
Westlake Automobile Receivables Trust, Series 2021-3A, Class A3, 0.95%, 06/16/2025 (e)		1,109	1,097
Wind River CLO Ltd., (Cayman Islands), Series 2013-1A, Class A1RR, (ICE LIBOR USD 3 Month + 0.98%), 6.23%, 07/20/2030 (e) (aa)		174	173
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		700	697
Series 2023-B, Class A2A, 5.25%, 11/16/2026		1,000	994

Total Asset-Backed Securities (Cost $109,114)			108,099

Certificate of Deposit — 0.2%
Financial — 0.2%
Banks — 0.2%
Standard Chartered Bank, (United Kingdom), (United States SOFR + 0.42%), 5.48%, 07/28/2023 (aa) (Cost $1,300)		1,300	1,300

Collateralized Mortgage Obligations — 3.5%
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 6.02%, 11/16/2066 (e) (aa)		14	14
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.65%, 08/20/2045 (aa)	GBP	420	529

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	23

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Collateralized Mortgage Obligations — continued
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		301	278
Dutch Property Finance BV, (Netherlands), Series 2022-1, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 3.99%, 10/28/2059 (aa)	EUR	794	863
Economic Master Issuer plc, (United Kingdom), Series 2023-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.56%), 5.45%, 06/25/2074 (aa)	GBP	297	379
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 4.40%, 05/25/2050 (aa)		1,444	1,435
Series 2022-8, Class D, 2.00%, 08/25/2038		1,362	1,216
Friary No. 7 plc, (United Kingdom), Series 7, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.67%), 5.17%, 10/21/2070 (aa)	GBP	230	293
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		475	463
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 4.30%, 12/20/2064 (aa)		1,083	1,067
Series 2017-121, Class PE, 3.00%, 07/20/2046		151	142
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 5.44%, 08/20/2065 (aa)		950	944
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.50%, 05/20/2044 (aa)		332	319
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.18%, 06/20/2071 (aa)		1,388	1,417
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		909	800
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.42%, 01/20/2072 (aa)		690	665
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.97%, 01/20/2073 (aa)		512	509
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.07%, 05/20/2073 (aa)		1,703	1,703
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		306	272
Holmes Master Issuer plc, (United Kingdom), Series 2023-1X, Class A1, Reg. S, (SONIA Interest Rate Benchmark + 0.58%), 5.54%, 10/15/2072 (aa)	GBP	666	849

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Hops Hill No. 1 plc, (United Kingdom), Series 1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.95%), 5.86%, 05/27/2054 (aa)	GBP	394	499
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,177	1,101
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		351	308
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		107	102
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		288	254
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		510	451
Resimac Bastille Trust Series, (Australia), Series 2021-2NCA, Class A1A, (ICE LIBOR USD 1 Month + 0.65%), 5.81%, 02/03/2053 (e) (aa)		227	226
Silverstone Master Issuer plc, (United Kingdom),
Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 5.41%, 01/21/2070 (e) (aa)		627	625
Series 2022-1X, Class 2A, Reg. S, (SONIA Interest Rate Benchmark + 0.29%), 4.79%, 01/21/2070 (aa)	GBP	550	695
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		193	176
Series 2020-INV1, Class A1, 1.03%, 11/25/2055 (e) (z)		118	104
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		260	229
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.39%, 07/20/2060 (e) (aa)	GBP	130	165
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 5.84%, 07/20/2045 (e) (aa)	GBP	529	671
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 6.15%, 05/25/2058 (e) (aa)		270	269

Total Collateralized Mortgage Obligations (Cost $20,756)			20,032

Commercial Mortgage-Backed Securities — 4.0%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 6.06%, 09/15/2034 (e) (aa)		500	485
AREIT Trust, (Cayman Islands), Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 6.24%, 11/17/2038 (e) (aa)		465	452

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Commercial Mortgage-Backed Securities — continued
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 6.32%, 06/15/2035 (e) (aa)	434	422
BAMLL Commercial Mortgage Securities Trust,
Series 2018-DSNY, Class A, (ICE LIBOR USD 1 Month + 0.85%), 6.04%, 09/15/2034 (e) (aa)	853	847
Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 6.25%, 04/15/2036 (e) (aa)	400	396
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.23%, 08/19/2038 (e) (aa)	700	696
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 6.44%, 09/15/2036 (e) (aa)	500	469
CEDR Commercial Mortgage Trust, Series 2022-SNAI, Class A, (CME Term SOFR 1 Month + 0.99%), 6.14%, 02/15/2039 (e) (aa)	530	485
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058	665	637
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class A4, 4.37%, 09/10/2046 (z)	68	68
Series 2019-SMRT, Class A, 4.15%, 01/10/2036 (e)	355	352
Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 6.37%, 10/15/2036 (e) (aa)	900	881
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.26%, 08/10/2050	66	66
Series 2014-UBS2, Class ASB, 3.47%, 03/10/2047	221	220
Series 2014-UBS3, Class A4, 3.82%, 06/10/2047	1,600	1,554
Series 2015-LC19, Class ASB, 3.04%, 02/10/2048	168	163
CSMC, Series 2021-BHAR, Class A, (ICE LIBOR USD 1 Month + 1.15%), 6.34%, 11/15/2038 (e) (aa)	974	953
DBGS Mortgage Trust, Series 2018-BIOD, Class A, (ICE LIBOR USD 1 Month + 1.05%), 6.25%, 05/15/2035 (e) (aa)	1,188	1,177
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.27%, 11/10/2046	565	563
ILPT Commercial Mortgage Trust, Series 2022-LPF2, Class A, (CME Term SOFR 1 Month + 2.25%), 7.39%, 10/15/2039 (e) (aa)	480	478
INTOWN Mortgage Trust, Series 2022-STAY, Class A, (CME Term SOFR 1 Month + 2.49%), 7.64%, 08/15/2039 (e) (aa)	1,250	1,250
Life Mortgage Trust, Series 2021-BMR, Class A, (CME Term SOFR 1 Month + 0.81%), 5.96%, 03/15/2038 (e) (aa)	295	287

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.22%, 12/15/2034 (e) (aa)		1,130	1,091
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 6.19%, 05/15/2036 (e) (aa)		700	657
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, (CME Term SOFR 1 Month + 1.40%), 6.54%, 03/15/2039 (e) (aa)		1,100	1,079
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.97%, 03/15/2035 (e) (aa)		773	757
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.97%, 11/17/2030 (e) (aa)	GBP	800	986
SMRT, Series 2022-MINI, Class A, (CME Term SOFR 1 Month + 1.00%), 6.15%, 01/15/2039 (e) (aa)		350	339
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 5.89%, 10/15/2038 (e) (aa)		900	874
Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (CME Term SOFR 1 Month + 2.19%), 7.33%, 05/15/2037 (e) (aa)		745	724
Taurus UK DAC, (Ireland), Series 2019-UK2, Class A, Reg. S, (SONIA Interest Rate Benchmark + 1.32%), 6.04%, 11/17/2029 (aa)	GBP	950	1,184
Vita Scientia DAC, (Ireland), Series 2022-1X, Class A, Reg. S, (ICE LIBOR EUR 3 Month + 1.30%), 4.76%, 02/27/2033 (aa)	EUR	1,000	1,043
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2, 3.02%, 07/15/2058		129	125
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class A5, 4.16%, 12/15/2046 (z)		1,250	1,231

Total Commercial Mortgage-Backed Securities (Cost $23,748)			22,991

Corporate Bonds — 50.5%
Basic Materials — 0.3%
Chemicals — 0.3%
DuPont de Nemours, Inc., (ICE LIBOR USD 3 Month + 1.11%), 6.43%, 11/15/2023 (aa)		1,500	1,504

Communications — 3.7%
Internet — 0.1%
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		400	399

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	25

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Media — 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.50%, 02/01/2024		2,000	1,982
(ICE LIBOR USD 3 Month + 1.65%), 6.95%, 02/01/2024 (aa)		4,000	4,017

			5,999

Telecommunications — 2.6%
AT&T, Inc.,
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.57%, 09/19/2023 (aa)	AUD	720	480
(ICE LIBOR USD 3 Month + 1.18%), 6.72%, 06/12/2024 (aa)		5,300	5,346
British Telecommunications plc, (United Kingdom), 4.50%, 12/04/2023		400	398
NTT Finance Corp., (Japan), 4.14%, 07/26/2024 (e)		370	364
Rogers Communications, Inc., (Canada), 2.95%, 03/15/2025 (e)		3,750	3,559
Verizon Communications, Inc.,
(SOFR Compounded Index + 0.50%), 5.59%, 03/22/2024 (aa)		5,000	5,000
(ICE LIBOR USD 3 Month + 1.10%), 6.42%, 05/15/2025 (aa)		200	202

			15,349

Total Communications			21,747

Consumer Cyclical — 5.6%
Auto Manufacturers — 5.1%
American Honda Finance Corp.,
0.55%, 07/12/2024		1,070	1,017
0.88%, 07/07/2023		1,000	1,000
5.00%, 05/23/2025		1,500	1,493
BMW US Capital LLC,
(SOFR Compounded Index + 0.38%), 5.47%, 08/12/2024 (e) (aa)		2,130	2,125
(SOFR Compounded Index + 0.84%), 5.93%, 04/01/2025 (e) (aa)		1,100	1,102
Daimler Truck Finance North America LLC,
1.13%, 12/14/2023 (e)		1,000	979
5.20%, 01/17/2025 (e)		2,000	1,984
General Motors Financial Co., Inc.,
1.05%, 03/08/2024		2,059	1,991
3.50%, 11/07/2024		1,000	966
(United States SOFR + 0.76%), 5.85%, 03/08/2024 (aa)		1,000	998
Hyundai Capital America, 1.00%, 09/17/2024 (e)		2,425	2,280
Mercedes-Benz Finance North America LLC, 0.75%, 03/01/2024 (e)		3,750	3,628
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		2,600	2,422
Toyota Motor Credit Corp.,
(SOFR Compounded Index + 0.33%), 5.34%, 01/11/2024 (aa)		2,000	2,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Auto Manufacturers — continued
(SOFR Compounded Index + 0.65%), 5.74%, 12/29/2023 (aa)		2,100	2,102
Volkswagen Group of America Finance LLC,
0.88%, 11/22/2023 (e)		1,800	1,767
4.25%, 11/13/2023 (e)		2,090	2,077

			29,931

Home Builders — 0.1%
Lennar Corp., 4.50%, 04/30/2024		500	496

Retail — 0.4%
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		2,174	2,107

Total Consumer Cyclical			32,534

Consumer Non-cyclical — 8.6%
Agriculture — 0.4%
Altria Group, Inc., 3.80%, 02/14/2024		1,500	1,480
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		1,100	1,063

			2,543

Beverages — 0.1%
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	375

Biotechnology — 1.5%
Amgen, Inc., 5.25%, 03/02/2025		2,935	2,919
Gilead Sciences, Inc.,
0.75%, 09/29/2023		2,625	2,595
3.70%, 04/01/2024		3,500	3,450

			8,964

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.35%, 12/16/2024 (aa)	AUD	700	472

Cosmetics/Personal Care — 0.3%
Haleon US Capital LLC, 3.02%, 03/24/2024		1,800	1,761

Food — 0.9%
General Mills, Inc.,
3.65%, 02/15/2024		2,345	2,313
(ICE LIBOR USD 3 Month + 1.01%), 6.27%, 10/17/2023 (aa)		1,797	1,801
J M Smucker Co. (The), 3.50%, 03/15/2025		1,000	966

			5,080

Healthcare — Products — 0.7%
Baxter International, Inc., 0.87%, 12/01/2023		1,000	979
Stryker Corp., 0.60%, 12/01/2023		1,330	1,302
Thermo Fisher Scientific, Inc., 1.22%, 10/18/2024		850	804
(SOFR Compounded Index + 0.53%), 5.56%, 10/18/2024 (aa)		1,285	1,285

			4,370

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Healthcare — Services — 1.2%
HCA, Inc., 5.00%, 03/15/2024	3,800	3,775
Humana, Inc., 0.65%, 08/03/2023	3,040	3,029

		6,804

Pharmaceuticals — 3.4%
AbbVie, Inc.,
2.60%, 11/21/2024	6,000	5,756
3.60%, 05/14/2025	1,000	967
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)	5,195	5,145
(ICE LIBOR USD 3 Month + 1.01%), 6.56%, 12/15/2023 (e) (aa)	2,700	2,697
Cigna Group (The), 3.00%, 07/15/2023	2,000	1,998
CVS Health Corp., 4.00%, 12/05/2023	600	598
Pfizer Investment Enterprises Pte Ltd., (Singapore), 4.65%, 05/19/2025	1,600	1,585
Shire Acquisitions Investments Ireland DAC, (Ireland), 2.88%, 09/23/2023	796	791
Takeda Pharmaceutical Co. Ltd., (Japan), 4.40%, 11/26/2023	200	199

		19,736

Total Consumer Non-cyclical		50,105

Energy — 2.1%
Oil & Gas — 0.5%
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)	1,200	1,195
Phillips 66, 0.90%, 02/15/2024	1,800	1,746

		2,941

Pipelines — 1.6%
Enbridge, Inc., (Canada),
0.55%, 10/04/2023	220	217
2.15%, 02/16/2024	720	703
4.00%, 10/01/2023	1,750	1,743
Kinder Morgan, Inc., 5.63%, 11/15/2023 (e)	500	500
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	2,900	2,888
Williams Cos., Inc. (The),
4.30%, 03/04/2024	1,500	1,483
4.55%, 06/24/2024	2,000	1,976

		9,510

Total Energy		12,451

Financial — 16.7%
Banks — 14.1%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024	1,000	938
Banco Santander SA, (Spain),
(CMT Index 1 Year + 0.45%), 0.70%, 06/30/2024 (aa)	400	398
3.89%, 05/24/2024	500	490

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Banks — continued
Bank of America Corp., (Canada Bankers Acceptances 3 Month + 0.90%), 2.93%, 04/25/2025 (aa)	CAD	1,400	1,033
(CME Term SOFR 3 Month + 1.20%), 3.86%, 07/23/2024 (aa)		1,000	999
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		4,000	3,931
(United States SOFR + 1.29%), 5.08%, 01/20/2027 (aa)		1,300	1,279
(United States SOFR + 1.10%), 6.15%, 04/25/2025 (aa)		600	602
Bank of Montreal, (Canada), Series H, 4.25%, 09/14/2024		2,000	1,960
Bank of Nova Scotia (The), (Canada), Series FRN, (SOFR Compounded Index + 0.45%), 5.47%, 04/15/2024 (aa)		500	499
Banque Federative du Credit Mutuel SA, (France), Reg. S, 1.00%, 02/04/2025		500	461
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		1,000	975
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		700	684
BNP Paribas SA, (France),
3.80%, 01/10/2024 (e)		600	592
Reg. S, 3.80%, 01/10/2024		200	198
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		800	793
BPCE SA, (France), 4.00%, 04/15/2024		700	689
Citigroup, Inc.,
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		4,250	3,992
(BBSW ASX Australian 3 Month + 1.72%), 5.38%, 10/27/2023 (aa)	AUD	1,000	667
(United States SOFR + 1.37%), 6.46%, 05/24/2025 (aa)		2,000	2,009
Credit Suisse AG, (Switzerland),
0.50%, 02/02/2024		2,700	2,597
0.52%, 08/09/2023		1,100	1,091
Danske Bank A/S, (Denmark),
Reg. S, 5.38%, 01/12/2024		1,200	1,193
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 6.60%, 09/12/2023 (aa)		500	501
Deutsche Bank AG, (Germany),
0.90%, 05/28/2024		2,100	1,996
(United States SOFR + 1.13%), 1.45%, 04/01/2025 (aa)		1,700	1,615
3.70%, 05/30/2024		1,700	1,651
DNB Bank ASA, (Norway), (SOFR Compounded Index + 0.83%), 5.92%, 03/28/2025 (e) (aa)		1,295	1,294
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,000	955
2.05%, 02/10/2025 (e)		500	469
(United States SOFR + 0.43%), 5.52%, 05/21/2024 (e) (aa)		1,900	1,896

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	27

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Banks — continued
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.02%, 02/18/2025 (aa)	AUD	700	464
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		2,000	1,947
(United States SOFR + 0.50%), 5.59%, 09/10/2024 (aa)		2,500	2,493
5.70%, 11/01/2024		2,000	1,996
(United States SOFR + 1.39%), 6.48%, 03/15/2024 (aa)		800	804
HSBC Holdings plc, (United Kingdom),
(United States SOFR + 0.58%), 5.67%, 11/22/2024 (aa)		620	618
(ICE LIBOR USD 3 Month + 1.23%), 6.77%, 03/11/2025 (aa)		1,000	1,004
HSBC USA, Inc., 5.63%, 03/17/2025		1,500	1,493
Mitsubishi UFJ Financial Group, Inc., (Japan),
(ICE LIBOR USD 3 Month + 0.86%), 6.13%, 07/26/2023 (aa)		2,300	2,301
(United States SOFR + 1.65%), 6.68%, 07/18/2025 (aa)		1,300	1,310
Morgan Stanley,
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,400	1,309
(United States SOFR + 0.46%), 5.52%, 01/25/2024 (aa)		7,200	7,192
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)		325	319
NatWest Markets plc, (United Kingdom), 3.48%, 03/22/2025 (e)		825	791
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 4.15%, 08/12/2024 (aa)	AUD	1,000	664
(BBSW ASX Australian 3 Month + 0.35%), 4.67%, 03/18/2024 (f) (aa)	AUD	1,000	665
Royal Bank of Canada, (Canada), 5.66%, 10/25/2024		980	980
Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (aa)		1,100	1,092
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	752
3.88%, 03/28/2024 (e)		700	685
4.25%, 09/14/2023 (e)		300	298
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,600	1,560
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.91%, 10/16/2024 (aa)	AUD	2,300	1,530
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		200	188

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Banks — continued
Toronto-Dominion Bank (The), (Canada),
3.25%, 03/11/2024		1,200	1,180
4.29%, 09/13/2024		2,000	1,964
(United States SOFR + 0.45%), 5.54%, 09/28/2023 (aa)		1,700	1,700
UBS AG, (Switzerland),
Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 4.55%, 07/30/2025 (aa)	AUD	2,100	1,392
(United States SOFR + 0.36%), 5.45%, 02/09/2024 (e) (aa)		1,000	998
(United States SOFR + 0.45%), 5.54%, 08/09/2024 (e) (aa)		1,615	1,610
Wells Fargo & Co., 2.51%, 10/27/2023 (f)	CAD	2,500	1,870

			81,616

Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
4.50%, 09/15/2023		200	199
4.88%, 01/16/2024		2,000	1,986
American Express Co.,
3.40%, 02/22/2024		2,000	1,970
(United States SOFR + 0.93%), 6.02%, 03/04/2025 (aa)		1,120	1,127
Capital One Financial Corp., (United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		2,700	2,630
Mitsubishi HC Capital, Inc., (Japan), 3.96%, 09/19/2023 (e)		550	547
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		1,900	1,738
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	384
Synchrony Financial, 4.38%, 03/19/2024		2,750	2,696

			13,277

Insurance — 0.1%
Marsh & McLennan Cos., Inc., 3.88%, 03/15/2024		713	704

Savings & Loans — 0.2%
Nationwide Building Society, (United Kingdom),
0.55%, 01/22/2024 (e)		400	388
Reg. S, (ICE LIBOR USD 3 Month + 1.39%), 4.36%, 08/01/2024 (aa)		1,000	998

			1,386

Total Financial			96,983

Industrial — 5.9%
Aerospace/Defense — 1.5%
Boeing Co. (The),
1.43%, 02/04/2024		3,600	3,504
1.95%, 02/01/2024		3,000	2,932
Northrop Grumman Corp., 2.93%, 01/15/2025		2,000	1,921

			8,357

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Building Materials — 0.1%
Martin Marietta Materials, Inc., 0.65%, 07/15/2023	695	694

Machinery — Construction & Mining — 0.7%
Caterpillar Financial Services Corp.,
(United States SOFR + 0.45%), 5.54%, 11/13/2023 (aa)	835	836
(United States SOFR + 0.52%), 5.61%, 06/13/2025 (aa)	2,000	2,007
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,200	1,188

		4,031

Machinery — Diversified — 0.8%
CNH Industrial Capital LLC, 1.95%, 07/02/2023	700	700
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,000	999
John Deere Capital Corp., 5.15%, 03/03/2025	2,600	2,599
Rockwell Automation, Inc., 0.35%, 08/15/2023	480	477

		4,775

Miscellaneous Manufacturers — 0.9%
Parker-Hannifin Corp., 3.65%, 06/15/2024	5,100	4,997

Transportation — 1.4%
Canadian Pacific Railway Co., (Canada), 1.35%, 12/02/2024	3,540	3,326
Ryder System, Inc.,
3.65%, 03/18/2024	1,000	983
3.88%, 12/01/2023	2,000	1,983
Union Pacific Corp., 3.15%, 03/01/2024	2,000	1,968

		8,260

Trucking & Leasing — 0.5%
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.90%, 02/01/2024 (e)	2,000	1,974
SMBC Aviation Capital Finance DAC, (Ireland), Reg. S, 4.13%, 07/15/2023	1,000	999

		2,973

Total Industrial		34,087

Technology — 5.0%
Semiconductors — 1.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., (Multinational), 3.63%, 01/15/2024	2,000	1,976
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024	4,600	4,567
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)	400	389
Reg. S, 1.00%, 01/19/2024	1,300	1,263

		8,195

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Software — 3.6%
Fidelity National Information Services, Inc., 0.60%, 03/01/2024		2,865	2,765
Fiserv, Inc.,
2.75%, 07/01/2024		1,500	1,455
3.80%, 10/01/2023		3,415	3,398
Oracle Corp.,
2.40%, 09/15/2023		3,500	3,476
2.95%, 11/15/2024		1,000	965
2.95%, 05/15/2025		1,000	954
3.40%, 07/08/2024		1,625	1,584
VMware, Inc.,
0.60%, 08/15/2023		4,800	4,771
1.00%, 08/15/2024		1,500	1,420

			20,788

Total Technology			28,983

Utilities — 2.6%
Electric — 2.6%
Ausgrid Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 1.22%), 4.90%, 10/30/2024 (aa)	AUD	1,500	1,001
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 6.08%, 09/15/2023 (aa)		1,800	1,800
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)		1,500	1,443
4.25%, 06/15/2025 (e)		300	291
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)		800	791
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024		1,740	1,664
NextEra Energy Capital Holdings, Inc.,
2.94%, 03/21/2024		4,000	3,924
4.26%, 09/01/2024		1,175	1,156
Pacific Gas and Electric Co.,
3.40%, 08/15/2024		100	97
3.75%, 02/15/2024		100	98
3.85%, 11/15/2023		100	99
4.25%, 08/01/2023		800	799
WEC Energy Group, Inc., 0.80%, 03/15/2024		2,000	1,930

Total Utilities			15,093

Total Corporate Bonds
(Cost $296,704)			293,487

Foreign Government Securities — 0.7%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026		500	494
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026		3,100	2,769
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 6.14%, 07/16/2023 (aa)		800	800

Total Foreign Government Securities (Cost $4,399)			4,063

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	29

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 0.4% (t)
California — 0.1%
Municipal Improvement Corp. of Los Angeles, Series A, Rev., 0.42%, 11/01/2023	590	580

Maryland — 0.1%
State of Maryland Department of Transportation, Series A, Rev., 0.36%, 08/01/2023	450	448

Pennsylvania — 0.2%
Philadelphia Authority for Industrial Development, Rev., 0.94%, 04/15/2024	1,555	1,494

Total Municipal Bonds
(Cost $2,595)		2,522

U.S. Government Agency Securities — 7.4%
FHLBs,
0.38%, 05/17/2024	1,500	1,434
0.40%, 05/24/2024	1,360	1,299
0.46%, 09/10/2024	2,500	2,355
1.04%, 06/14/2024	2,000	1,916
3.63%, 02/28/2024	1,000	987
5.17%, 03/08/2024	2,000	1,993
5.28%, 05/06/2024	1,700	1,692
5.30%, 12/06/2024	1,000	992
5.35%, 05/17/2024	1,700	1,692
5.50%, 04/01/2024	3,000	2,997
5.51%, 04/01/2024	2,000	1,994
5.55%, 04/05/2024	2,000	1,994
5.65%, 05/28/2025	1,700	1,700
5.71%, 03/14/2025	1,700	1,692
FHLMC,
4.05%, 08/28/2025	2,500	2,445
5.05%, 01/28/2025	1,000	990
5.08%, 10/25/2024	1,000	991
5.36%, 11/22/2024	1,700	1,688
5.38%, 04/24/2025	1,000	993
5.52%, 05/28/2025	1,700	1,689
5.55%, 05/09/2025	1,700	1,696
5.65%, 03/07/2025	3,400	3,384
5.68%, 04/03/2025	1,700	1,692
5.73%, 04/03/2025	1,700	1,693
FNMA, 4.00%, 02/28/2025	1,000	978

Total U.S. Government Agency Securities
(Cost $43,253)		42,976

U.S. Treasury Obligations — 1.8%
U.S. Treasury Notes,
2.00%, 04/30/2024	5,500	5,346
2.25%, 04/30/2024	5,000	4,871

Total U.S. Treasury Obligations
(Cost $10,275)		10,217

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 12.1%
Banker’s Acceptance Bill — 0.5%
Bank of Nova Scotia, (Canada), 4.82%, 08/11/2023 (n)	CAD	3,900	2,926

Certificates of Deposit — 1.4%
Barclays Bank plc, (United Kingdom), 4.06%, 07/13/2023 (e) (n)		2,000	1,999
Citibank NA, 0.00%, 09/21/2023 (n)		2,000	1,997
Natixis SA, 4.06%, 08/18/2023 (n)		2,000	1,996
Royal Bank of Canada, 5.97%, 06/27/2024 (e) (n)		2,000	2,000

Total Certificates of Deposit			7,992

Commercial Papers — 4.1%
American Electric Power Co., Inc.,
5.47%, 08/07/2023 (e) (n)		1,000	994
5.47%, 08/08/2023 (e) (n)		800	795
American Honda Finance Corp., 5.48%, 07/21/2023 (n)		2,000	1,994
AT&T, Inc., 5.93%, 02/21/2024 (e) (n)		2,000	1,924
Bayer Corp., 07/10/2023 (e) (n)		1,500	1,498
Conagra Brands, Inc., 5.79%, 07/05/2023 (e) (n)		300	300
Consolidated Edison Co. of New York, Inc., 5.45%, 07/17/2023 (e) (n)		1,600	1,596
Electricite de France SA,
5.55%, 08/03/2023 (e) (n)		350	348
5.55%, 08/04/2023 (e) (n)		350	348
5.60%, 07/14/2023 (e) (n)		1,000	998
Enbridge US, Inc., 5.47%, 07/27/2023 (e) (n)		1,000	996
Enel Finance America LLC, 5.53%, 09/01/2023 (e) (n)		1,500	1,486
Global Payments, Inc., 5.98%, 07/14/2023 (n)		800	798
HSBC USA, Inc.,
4.50%, 08/23/2023 (n)		500	496
6.55%, 06/24/2024 (n)		750	704
Humana, Inc., 5.47%, 07/19/2023 (e) (n)		1,700	1,695
Keurig Dr Pepper, Inc., 5.26%, 07/05/2023 (e) (n)		400	400
Leidos, Inc., 5.93%, 07/10/2023 (e) (n)		1,100	1,098
Northrop Grumman Corp., 5.68%, 08/22/2023 (n)		1,800	1,785
Raytheon Technologies Corp., 5.49%, 07/12/2023 (e) (n)		1,800	1,797
VW Credit, Inc., 5.43%, 07/24/2023 (e) (n)		1,700	1,694

Total Commercial Papers			23,744

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Corporate Bond — 0.2%
Warnermedia Holdings, Inc., 3.43%, 03/15/2024		1,400	1,375

Foreign Government Securities — 3.6%
Canadian Treasury Bill, (Canada), Zero Coupon, 09/14/2023	CAD	2,000	1,494
Japan Treasury Discount Bills, (Japan),
Series 1102, Zero Coupon, 08/21/2023	JPY	1,400,000	9,704
Series 1153, Zero Coupon, 07/31/2023	JPY	1,400,000	9,704

Total Foreign Government Securities			20,902

Repurchase Agreement — 0.6%
BNP Paribas Securities Corp., 5.11%, dated 06/30/2023 due 07/03/2023, repurchase price $3,501 collateralized by U.S. Treasury Security, 1.25%, due 08/15/2031, with a value of $3,570.		3,500	3,500

Time Deposits — 1.7%
Australia & New Zealand Banking Group Ltd.,
2.77%, 07/03/2023	AUD	30	20

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)			VALUE ($)

Time Deposits — continued
4.42%, 07/03/2023		959		959
Brown Brothers Harriman, 3.90%, 07/03/2023	NZD	—	(h)	—	(h)
Citibank NA, 4.42%, 07/03/2023		8,595		8,595
Royal Bank of Canada, 3.54%, 07/04/2023	CAD	133		100
Skandinaviska Enskilda Banken AB,
2.37%, 07/03/2023	EUR	126		138
3.92%, 07/03/2023	GBP	12		16

Total Time Deposits				9,828

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, Zero Coupon, 09/12/2023 (ii)		14		14

Total Short-Term Investments
(Cost $71,027)				70,281

Total Investments — 99.2% (Cost — $583,171) *				575,968

Other Assets in Excess of Liabilities — 0.8%				4,613

NET ASSETS — 100.0%				$580,581

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SOFR 3 Month	174	09/2023	USD	41,043	107
U.S. Treasury 2 Year Note	158	09/2023	USD	32,338	(209)

					(102)

Short Contracts
U.S. Treasury 2 Year Note	(145)	09/2023	USD	(29,863)	378
U.S. Treasury 5 Year Note	(114)	09/2023	USD	(12,387)	179
U.S. Treasury Ultra Bond	(1)	09/2023	USD	(135)	(2)
U.S. Ultra Treasury 10 Year Note	(28)	09/2023	USD	(3,354)	38

					593

Total unrealized appreciation (depreciation)					491

Forward foreign currency exchange contracts outstanding as of June 30, 2023:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	10,203	JPY	1,400,000	Nomura International plc	07/31/2023	459
USD	10,548	AUD	15,604	Bank of America, NA	08/16/2023	140
AUD	2,596	USD	1,700	Morgan Stanley & Co.	08/16/2023	32
USD	10,248	JPY	1,400,000	UBS AG LONDON	08/21/2023	473

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	31

Six Circles Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2023:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	10,033	EUR	9,143	BNP Paribas	09/20/2023	17
USD	8,157	GBP	6,361	BNP Paribas	09/20/2023	76
USD	111	GBP	87	Citibank, NA	09/20/2023	— (h)

Total unrealized appreciation						1,197

USD	897	CAD	1,200	Bank of America, NA	07/05/2023	(9)
USD	2,760	CAD	3,756	Bank of America, NA	07/05/2023	(75)
USD	974	CAD	1,300	Morgan Stanley & Co.	07/05/2023	(8)
GBP	219	USD	280	Barclays Bank plc	07/05/2023	(1)
USD	2,584	GBP	2,079	Morgan Stanley & Co.	07/05/2023	(56)
USD	2,903	CAD	3,900	Deutsche Bank AG	08/11/2023	(43)
AUD	1,014	USD	689	Morgan Stanley & Co.	08/16/2023	(13)
AUD	1,209	USD	809	Morgan Stanley & Co.	08/16/2023	(3)
USD	1,494	CAD	2,000	Citibank, NA	09/14/2023	(18)
USD	62	EUR	57	BNP Paribas	09/20/2023	(-)(h)
USD	663	CAD	900	Deutsche Bank AG	12/08/2023	(19)

Total unrealized depreciation						(245)

Net unrealized appreciation (depreciation)						952

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2023:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00%	quarterly	06/20/2028	0.66	USD	11,300	(104)	(70)	(174)

Total							(104)	(70)	(174)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2023

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

ASX	— Australian Stock Exchange
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2023.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2023.
(t)	— The date shown represents the earliest of the next put date, next demand date or final maturity date.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2023.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(ii)	— Approximately $14 of this investment is restricted as collateral for forwards to Morgan Stanley & Co. International plc.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NZD	— New Zealand Dollar
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	33

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — 6.0%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027		1,200	1,158
BMW Canada Auto Trust, (Canada),
Series 2022-1A, Class A1, 3.65%, 12/20/2024 (e)	CAD	339	255
Series 2023-1A, Class A1, 5.43%, 01/20/2026 (e)	CAD	1,000	753
BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, 02/25/2025		1,000	998
Capital One Multi-Asset Execution Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.58%), 5.77%, 07/15/2027 (aa)		1,000	1,001
Series 2022-A2, Class A, 3.49%, 05/15/2027		500	483
Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2B, (United States 30 Day Average SOFR + 0.65%), 5.72%, 09/15/2025 (aa)		1,415	1,415
Carmax Auto Owner Trust,
Series 2022-4, Class A2A, 5.34%, 12/15/2025		598	596
Series 2022-4, Class A2B, (United States 30 Day Average SOFR + 0.90%), 5.97%, 12/15/2025 (aa)		1,110	1,112
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, (ICE LIBOR USD 1 Month + 1.35%), 6.50%, 10/25/2037 (e) (aa)		53	53
Citibank Credit Card Issuance Trust,
Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.62%), 5.77%, 04/22/2026 (aa)		1,000	1,002
Series 2017-A6, Class A6, (ICE LIBOR USD 1 Month + 0.77%), 5.99%, 05/14/2029 (aa)		2,000	1,998
Series 2018-A5, Class A5, (ICE LIBOR USD 1 Month + 0.61%), 5.80%, 08/07/2027 (aa)		1,000	1,002
Dell Equipment Finance Trust,
Series 2021-2, Class A3, 0.53%, 12/22/2026 (e)		466	456
Series 2023-2, Class A2, 5.84%, 01/22/2029 (e)		500	501
Discover Card Execution Note Trust, Series 2017-A5, Class A5, (ICE LIBOR USD 1 Month + 0.60%), 5.79%, 12/15/2026 (aa)		1,000	1,000
ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.53%, 12/26/2046 (e)		832	706
Enterprise Fleet Financing LLC, Series 2022-1, Class A2, 3.03%, 01/20/2028 (e)		733	714
Ford Auto Securitization Trust, (Canada), Series 2021-AA, Class A2, 1.16%, 10/15/2025 (e)	CAD	371	274
Ford Credit Auto Owner Trust, Series 2023-A, Class A1, 5.03%, 04/15/2024		880	879

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Ford Credit Floorplan Master Owner Trust A, Series 2020-1, Class A1, 0.70%, 09/15/2025		1,700	1,681
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A2, 2.93%, 10/21/2024		378	375
Series 2022-3, Class A2A, 4.01%, 10/21/2024		573	570
Series 2023-1, Class A2A, 5.27%, 06/20/2025		1,300	1,295
Series 2023-2, Class A2A, 5.44%, 10/20/2025		1,000	996
GM Financial Consumer Automobile Receivables Trust,
Series 2022-3, Class A2B, (United States 30 Day Average SOFR + 0.60%), 5.67%, 09/16/2025 (aa)		1,326	1,326
Series 2023-2, Class A2A, 5.10%, 05/18/2026		1,000	995
GMF Canada Leasing Trust Asset-Backed Notes, (Canada), Series 2023-1A, Class A1, 5.46%, 04/21/2025 (e)	CAD	1,400	1,055
Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.37%, 03/25/2025 (e)		100	98
Hyundai Auto Lease Securitization Trust,
Series 2021-C, Class A3, 0.38%, 09/16/2024 (e)		1,389	1,373
Series 2023-A, Class A2A, 5.20%, 04/15/2025 (e)		870	867
Hyundai Auto Receivables Trust, Series 2023-A, Class A2A, 5.19%, 12/15/2025		1,000	996
Master Credit Card Trust II, (Canada), Series 2023-1A, Class A, 4.70%, 06/21/2027 (e)		600	590
Master Credit Card Trust, (Canada), Series 2021-1A, Class A, 0.53%, 11/21/2025 (e)		900	857
Navient Private Education Loan Trust, Series 2018-BX, Class A2B, Reg. S, (CME Term SOFR 1 Month + 0.83%), 6.04%, 12/15/2059 (aa)		837	828
Nelnet Student Loan Trust, Series 2019-2A, Class A, (ICE LIBOR USD 1 Month + 0.90%), 6.05%, 06/27/2067 (e) (aa)		829	814
Oscar US Funding XI LLC, (Japan), Series 2019-2A, Class A4, 2.68%, 09/10/2026 (e)		153	151
Oscar US Funding XIII LLC, (Japan), Series 2021-2A, Class A2, 0.39%, 08/12/2024 (e)		35	34
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M2, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 07/25/2035 (aa)		609	600
Pawnee Equipment Receivables LLC,
Series 2021-1, Class A2, 1.10%, 07/15/2027 (e)		576	556
Series 2022-1, Class A2, 4.84%, 02/15/2028 (e)		603	600
PRET LLC,
Series 2021-NPL3, Class A1, SUB, 1.87%, 07/25/2051 (e)		732	667
Series 2021-NPL6, Class A1, SUB, 2.49%, 07/25/2051 (e)		376	347

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Asset-Backed Securities — continued
Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, SUB, 1.99%, 02/25/2061 (e)		227	210
SLM Student Loan Trust, Series 2004-10, Class A7B, (ICE LIBOR USD 3 Month + 0.60%), 5.86%, 10/25/2029 (e) (aa)		590	585
SMB Private Education Loan Trust,
Series 2016-C, Class A2A, 2.34%, 09/15/2034 (e)		284	273
Series 2020-PTA, Class A2A, 1.60%, 09/15/2054 (e)		457	406
Towd Point Asset Trust, Series 2021-SL1, Class A2, (ICE LIBOR USD 1 Month + 0.70%), 5.86%, 11/20/2061 (e) (aa)		171	168
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033 (e)		1,800	1,661
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2A, 3.83%, 08/15/2025		1,161	1,151
Volkswagen Auto Loan Enhanced Trust, Series 2023-1, Class A2A, 5.50%, 12/21/2026		1,000	997
World Omni Auto Receivables Trust,
Series 2023-A, Class A2A, 5.18%, 07/15/2026		1,000	996
Series 2023-B, Class A2A, 5.25%, 11/16/2026		1,000	994

Total Asset-Backed Securities (Cost $42,118)			41,468

Collateralized Mortgage Obligations — 2.5%
Avon Finance No. 2 plc, (United Kingdom), Series 2X, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.81%, 09/20/2048 (aa)	GBP	120	152
Brass NO 8 plc, (United Kingdom), Series 8A, Class A1, (ICE LIBOR USD 3 Month + 0.70%), 6.02%, 11/16/2066 (e) (aa)		14	14
Cheshire plc, (United Kingdom), Series 2020-1, Class A, Reg. S, (SONIA Interest Rate Benchmark + 0.90%), 5.65%, 08/20/2045 (aa)	GBP	420	529
CSMC Trust, Series 2021-RPL4, Class A1, 1.80%, 12/27/2060 (e) (z)		301	278
FNMA REMICS,
Series 2020-29, Class FC, (ICE LIBOR USD 1 Month + 0.80%), 4.40%, 05/25/2050 (aa)		1,609	1,599
Series 2022-8, Class D, 2.00%, 08/25/2038		1,437	1,284
GCAT LLC, Series 2020-3, Class A1, SUB, 2.98%, 09/25/2025 (e)		538	525
GNMA,
Series 2015-H04, Class FA, (ICE LIBOR USD 1 Month + 0.65%), 4.30%, 12/20/2064 (aa)		1,083	1,067
Series 2017-121, Class PE, 3.00%, 07/20/2046		179	169
Series 2018-H18, Class FC, (ICE LIBOR USD 1 Month + 0.35%), 5.44%, 08/20/2065 (aa)		950	944

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Collateralized Mortgage Obligations — continued
Series 2019-54, Class KF, (ICE LIBOR USD 1 Month + 0.42%), 2.50%, 05/20/2044 (aa)		389	374
Series 2021-H09, Class FG, (United States 30 Day Average SOFR + 1.50%), 6.18%, 06/20/2071 (aa)		1,475	1,506
Series 2022-5, Class FA, (United States 30 Day Average SOFR + 0.30%), 3.50%, 01/20/2052 (aa)		909	800
Series 2022-H01, Class FA, (United States 30 Day Average SOFR + 0.35%), 5.42%, 01/20/2072 (aa)		789	760
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.97%, 01/20/2073 (aa)		410	407
Series 2023-H12, Class FA, (United States 30 Day Average SOFR + 1.00%), 6.07%, 05/20/2073 (aa)		2,003	2,003
GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (e) (z)		245	217
Legacy Mortgage Asset Trust, Series 2021-GS3, Class A1, SUB, 1.75%, 07/25/2061 (e)		1,255	1,174
MFA Trust, Series 2021-RPL1, Class A1, 1.13%, 07/25/2060 (e) (z)		409	359
New Residential Mortgage Loan Trust,
Series 2018-3A, Class A1, 4.50%, 05/25/2058 (e) (z)		107	102
Series 2019-NQM5, Class A1, 2.71%, 11/25/2059 (e) (z)		257	227
Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058 (e) (z)		542	479
Silverstone Master Issuer plc, (United Kingdom), Series 2022-1A, Class 1A, (United States SOFR + 0.38%), 5.41%, 01/21/2070 (e) (aa)		627	625
Starwood Mortgage Residential Trust,
Series 2020-3, Class A1, 1.49%, 04/25/2065 (e) (z)		231	212
Series 2021-2, Class A1, 0.94%, 05/25/2065 (e) (z)		293	258
Stratton Mortgage Funding, (United Kingdom), Series 2021-2A, Class A, (SONIA Interest Rate Benchmark + 0.90%), 5.39%, 07/20/2060 (e) (aa)	GBP	130	165
Towd Point Mortgage Funding, (United Kingdom), Series 2019-A13A, Class A1, (SONIA Interest Rate Benchmark + 1.35%), 5.84%, 07/20/2045 (e) (aa)	GBP	529	671
Towd Point Mortgage Trust, Series 2019-HY2, Class A1, (ICE LIBOR USD 1 Month + 1.00%), 6.15%, 05/25/2058 (e) (aa)		270	269

Total Collateralized Mortgage Obligations (Cost $18,023)			17,169

Commercial Mortgage-Backed Securities — 1.3%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (ICE LIBOR USD 1 Month + 0.88%), 6.06%, 09/15/2034 (e) (aa)		500	485

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	35

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Commercial Mortgage-Backed Securities — continued
AREIT Trust, (Cayman Islands),
Series 2021-CRE5, Class A, (ICE LIBOR USD 1 Month + 1.08%), 6.24%, 11/17/2038 (e) (aa)		399	387
Series 2022-CRE6, Class A, (United States 30 Day Average SOFR + 1.25%), 6.32%, 01/20/2037 (e) (aa)		841	821
Ashford Hospitality Trust, Series 2018-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.00%), 6.32%, 06/15/2035 (e) (aa)		434	422
BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ, Class A, (ICE LIBOR USD 1 Month + 1.05%), 6.25%, 04/15/2036 (e) (aa)		400	395
BDS LLC, Series 2022-FL12, Class A, (CME Term SOFR 1 Month + 2.14%), 7.23%, 08/19/2038 (e) (aa)		900	894
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 6.44%, 09/15/2036 (e) (aa)		500	469
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB, 3.09%, 05/10/2058		554	531
Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, (ICE LIBOR USD 1 Month + 1.18%), 6.37%, 10/15/2036 (e) (aa)		900	881
MF1X, Series 2021-W10, Class A, (CME Term SOFR 1 Month + 1.07%), 6.22%, 12/15/2034 (e) (aa)		900	869
Morgan Stanley Capital I Trust, Series 2019-PLND, Class A, (ICE LIBOR USD 1 Month + 1.00%), 6.19%, 05/15/2036 (e) (aa)		700	657
Natixis Commercial Mortgage Securities Trust, Series 2022-RRI, Class A, (CME Term SOFR 1 Month + 1.82%), 6.97%, 03/15/2035 (e) (aa)		773	757
Sage AR Funding No. 1 plc, (United Kingdom), Series 1A, Class A, (SONIA Interest Rate Benchmark + 1.25%), 5.97%, 11/17/2030 (e) (aa)	GBP	800	986
SREIT Trust, Series 2021-IND, Class A, (ICE LIBOR USD 1 Month + 0.70%), 5.89%, 10/15/2038 (e) (aa)		100	97
VMC Finance LLC, Series 2021-FL4, Class A, (ICE LIBOR USD 1 Month + 1.10%), 6.26%, 06/16/2036 (e) (aa)		277	270

Total Commercial Mortgage-Backed Securities (Cost $9,245)			8,921

Corporate Bonds — 11.6%
Communications — 0.8%
Internet — 0.0% (g)
SK Broadband Co. Ltd., (South Korea), Reg. S, 3.88%, 08/13/2023		200	200

Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.50%, 02/01/2024		300	298

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Media — continued
(ICE LIBOR USD 3 Month + 1.65%), 6.95%, 02/01/2024 (aa)		1,700	1,707

			2,005

Telecommunications — 0.5%
AT&T, Inc.,
Reg. S, 3.45%, 09/19/2023	AUD	800	531
Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 5.57%, 09/19/2023 (aa)	AUD	800	533
(ICE LIBOR USD 3 Month + 1.18%), 6.72%, 06/12/2024 (aa)		800	807
British Telecommunications plc, (United Kingdom), 4.50%, 12/04/2023		400	398
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 1.10%), 6.42%, 05/15/2025 (aa)		900	907

			3,176

Total Communications			5,381

Consumer Cyclical — 0.5%
Auto Manufacturers — 0.5%
American Honda Finance Corp., 5.00%, 05/23/2025		2,000	1,991
Hyundai Capital America,
0.80%, 01/08/2024 (e)		1,200	1,169
Reg. S, 1.25%, 09/18/2023		100	99

			3,259

Retail — 0.0% (g)
McDonald’s Corp., Reg. S, (BBSW ASX Australian 3 Month + 1.13%), 5.33%, 03/08/2024 (aa)	AUD	600	400

Total Consumer Cyclical			3,659

Consumer Non-cyclical — 1.6%
Agriculture — 0.2%
Imperial Brands Finance plc, (United Kingdom), 3.13%, 07/26/2024 (e)		1,400	1,353

Beverages — 0.0% (g)
JDE Peet’s NV, (Netherlands), 0.80%, 09/24/2024 (e)		400	375

Commercial Services — 0.1%
Transurban Queensland Finance Pty Ltd., (Australia), Reg. S, (BBSW ASX Australian 3 Month + 2.05%), 6.35%, 12/16/2024 (aa)	AUD	1,000	674

Cosmetics/Personal Care — 0.3%
Haleon US Capital LLC, 3.02%, 03/24/2024		2,100	2,054

Healthcare — Products — 0.2%
Baxter International, Inc., (SOFR Compounded Index + 0.26%), 5.35%, 12/01/2023 (aa)		500	499
Thermo Fisher Scientific, Inc., (SOFR Compounded Index + 0.39%), 5.42%, 10/18/2023 (aa)		770	770

			1,269

Healthcare — Services — 0.3%
HCA, Inc., 5.00%, 03/15/2024		2,000	1,987

Pharmaceuticals — 0.5%
Bayer US Finance II LLC, (ICE LIBOR USD 3 Month + 1.01%), 6.56%, 12/15/2023 (e) (aa)		3,500	3,496

Total Consumer Non-cyclical			11,208

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Corporate Bonds — continued
Energy — 0.4%
Oil & Gas — 0.2%
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)		1,000	996

Pipelines — 0.2%
Kinder Morgan, Inc., 5.63%, 11/15/2023 (e)		1,500	1,499

Total Energy			2,495

Financial — 5.9%
Banks — 5.3%
Aozora Bank Ltd., (Japan), Reg. S, 1.05%, 09/09/2024		1,100	1,031
Banco Santander SA, (Spain), 3.89%, 05/24/2024		453	444
Bank of America Corp.,
(Canada Bankers Acceptances 3 Month + 0.90%), 2.93%, 04/25/2025 (aa)	CAD	1,200	886
(CME Term SOFR 3 Month + 1.20%), 3.86%, 07/23/2024 (aa)		500	499
(United States SOFR + 1.10%), 6.15%, 04/25/2025 (aa)		600	602
Bank of Nova Scotia (The), (Canada), Series FRN, (SOFR Compounded Index + 0.45%), 5.47%, 04/15/2024 (aa)		500	499
Banque Federative du Credit Mutuel SA, (France), Reg. S, 1.00%, 02/04/2025		600	553
Barclays plc, (United Kingdom),
(CMT Index 1 Year + 0.80%), 1.01%, 12/10/2024 (aa)		1,000	975
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		1,000	977
BNP Paribas SA, (France),
Reg. S, 3.80%, 01/10/2024		200	197
(ICE LIBOR USD 3 Month + 2.24%), 4.71%, 01/10/2025 (e) (aa)		1,900	1,883
BPCE SA, (France), (ICE LIBOR USD 3 Month + 1.24%), 6.78%, 09/12/2023 (e) (aa)		1,000	1,001
Citigroup, Inc., (BBSW ASX Australian 3 Month + 1.72%), 5.38%, 10/27/2023 (aa)	AUD	1,000	667
Danske Bank A/S, (Denmark),
Reg. S, 5.38%, 01/12/2024		1,400	1,392
Reg. S, (ICE LIBOR USD 3 Month + 1.06%), 6.60%, 09/12/2023 (aa)		600	601
Deutsche Bank AG, (Germany), 3.70%, 05/30/2024		2,000	1,942
Federation des Caisses Desjardins du Quebec, (Canada),
0.70%, 05/21/2024 (e)		1,100	1,050
2.05%, 02/10/2025 (e)		500	469
First Abu Dhabi Bank PJSC, (United Arab Emirates), (BBSW ASX Australian 3 Month + 1.10%), 5.02%, 02/18/2025 (aa)	AUD	700	464
Goldman Sachs Group, Inc. (The),
(BBSW ASX Australian 3 Month + 1.55%), Reg. S, 5.24%, 05/02/2024 (aa)	AUD	500	334
(ICE LIBOR USD 3 Month + 1.60%), 7.06%, 11/29/2023 (aa)		1,400	1,406
HSBC Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.23%), 6.77%, 03/11/2025 (aa)		1,000	1,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Banks — continued
Mitsubishi UFJ Financial Group, Inc., (Japan), (ICE LIBOR USD 3 Month + 0.86%), 6.13%, 07/26/2023 (aa)		2,500	2,501
Morgan Stanley, (United States SOFR + 0.46%), 5.52%, 01/25/2024 (aa)		2,000	1,998
NatWest Group plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)		800	786
Oversea-Chinese Banking Corp. Ltd., (Singapore),
(BBSW ASX Australian 3 Month + 0.26%), 4.15%, 08/12/2024 (aa)	AUD	1,000	664
(BBSW ASX Australian 3 Month + 0.35%), 4.67%, 03/18/2024 (aa) (f)	AUD	500	333
Santander UK Group Holdings plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (aa)		1,200	1,191
Societe Generale SA, (France),
2.63%, 01/22/2025 (e)		800	752
3.88%, 03/28/2024 (e)		500	489
4.25%, 09/14/2023 (e)		500	498
Standard Chartered plc, (United Kingdom), (ICE LIBOR USD 3 Month + 1.56%), 3.79%, 05/21/2025 (e) (aa)		1,700	1,657
Sumitomo Mitsui Financial Group, Inc., (Japan), Reg. S, (BBSW ASX Australian 3 Month + 1.25%), 4.91%, 10/16/2024 (aa)	AUD	2,400	1,597
Sumitomo Mitsui Trust Bank Ltd., (Japan), 0.80%, 09/16/2024 (e)		400	376
Toronto-Dominion Bank (The), (Canada), (United States SOFR + 0.45%), 5.54%, 09/28/2023 (aa)		2,000	2,000
UBS AG, (Switzerland), Reg. S, (BBSW ASX Australian 3 Month + 0.87%), 4.55%, 07/30/2025 (aa)	AUD	2,200	1,459
Wells Fargo & Co., (United States SOFR + 1.32%), 6.37%, 04/25/2026 (aa)		1,200	1,208

			36,385

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland), 4.50%, 09/15/2023		200	199
Mitsubishi HC Capital, Inc., (Japan), 3.56%, 02/28/2024 (e)		350	344
Nomura Holdings, Inc., (Japan), 1.85%, 07/16/2025		2,300	2,103
ORIX Corp., (Japan), 3.25%, 12/04/2024		400	384

			3,030

Savings & Loans — 0.2%
Nationwide Building Society, (United Kingdom),
0.55%, 01/22/2024 (e)		400	388
Reg. S, (ICE LIBOR USD 3 Month + 1.39%), 4.36%, 08/01/2024 (aa)		1,100	1,098

			1,486

Total Financial			40,901

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	37

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bonds — continued
Industrial — 0.8%
Aerospace/Defense — 0.2%
Boeing Co. (The), 1.43%, 02/04/2024	1,710	1,665

Machinery — Construction & Mining — 0.1%
Komatsu Finance America, Inc., Reg. S, 0.85%, 09/09/2023	1,000	990

Machinery — Diversified — 0.3%
CNH Industrial NV, (Netherlands), 4.50%, 08/15/2023	1,700	1,697

Trucking & Leasing — 0.2%
SMBC Aviation Capital Finance DAC, (Ireland), Reg. S, 4.13%, 07/15/2023	1,500	1,499

Total Industrial		5,851

Technology — 0.5%
Semiconductors — 0.3%
SK Hynix, Inc., (South Korea),
1.00%, 01/19/2024 (e)	300	292
Reg. S, 1.00%, 01/19/2024	1,800	1,749

		2,041

Software — 0.2%
VMware, Inc., 0.60%, 08/15/2023	1,300	1,292

Total Technology		3,333

Utilities — 1.1%
Electric — 1.1%
American Electric Power Co., Inc., Series A, (ICE LIBOR USD 3 Month + 0.48%), 5.78%, 11/01/2023 (aa)	1,300	1,299
Dominion Energy, Inc., Series D, (ICE LIBOR USD 3 Month + 0.53%), 6.08%, 09/15/2023 (aa)	800	800
Enel Finance International NV, (Netherlands),
2.65%, 09/10/2024 (e)	1,800	1,732
4.25%, 06/15/2025 (e)	300	291
Israel Electric Corp. Ltd., (Israel), Series 6, Reg. S, 5.00%, 11/12/2024 (e)	300	297
Kansai Electric Power Co., Inc. (The), (Japan), Reg. S, 2.55%, 09/17/2024	1,800	1,722
Pacific Gas and Electric Co.,
1.70%, 11/15/2023	200	197
3.75%, 02/15/2024	100	98
3.85%, 11/15/2023	400	396
4.25%, 08/01/2023	800	799

Total Utilities		7,631

Total Corporate Bonds
(Cost $82,056)		80,459

Foreign Government Securities — 0.6%
Export-Import Bank of Korea, (South Korea), 4.88%, 01/11/2026	800	790
International Bank for Reconstruction & Development, (Supranational), 0.65%, 02/10/2026	3,400	3,037
Korea National Oil Corp., (South Korea), Reg. S, (ICE LIBOR USD 3 Month + 0.88%), 6.14%, 07/16/2023 (aa)	500	500

Total Foreign Government Securities (Cost $4,698)		4,327

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — 68.6% (t)
Alaska — 0.5%
Alaska Housing Finance Corp., Home Mortgage, Series B, Rev., VRDO, 3.96%, 07/07/2023 (z)	2,300	2,300
Alaska Municipal Bond Bank Authority, Series 4, Rev., AMT, 5.00%, 12/01/2024	1,215	1,233

		3,533

Arizona — 1.9%
Arizona State University, Series A, Rev., VRDO, 4.05%, 07/07/2023 (z)	13,295	13,295

California — 4.9%
California State Public Works Board, Various Capital Projects, Rev., 5.00%, 12/01/2025	8,400	8,820
City of Los Angeles Department of Airports, Green Bonds Subordinated, Rev., AMT, 5.00%, 05/15/2025	750	768
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project, Rev., AMT, 5.00%, 05/15/2025	2,475	2,537
San Francisco City & County Airport Commission International Airport, Revenue Refunding, Second Series, Series A, Rev., AMT, 5.00%, 05/01/2025	3,000	3,067
San Francisco City & County Airport Comm-San Francisco International Airport, Series B, Rev., VRDO, LOC: Barclays Bank plc, 2.75%, 07/07/2023 (z)	14,265	14,265
State of California, Series C3, GO, VRDO, LOC: U.S. Bank NA, 2.55%, 07/07/2023 (z)	1,345	1,345
West Valley-Mission Community College District, GO, 5.00%, 08/01/2024	3,000	3,062

		33,864

Connecticut — 3.8%
Connecticut Housing Finance Authority, Series B3, Rev., VRDO, 3.95%, 07/07/2023 (z)	5,680	5,680
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issuer, Rev., 4.00%, 07/01/2023	550	550
Connecticut State Health & Educational Facilities Authority, Yale University,
Series A, Rev., VRDO, 3.50%, 07/03/2023 (z)	16,000	16,000
Series V1, Rev., VRDO, 3.50%, 07/03/2023 (z)	3,000	3,000
State of Connecticut Special Tax Revenue, Rev., 5.00%, 11/01/2025	1,250	1,304

		26,534

District of Columbia — 0.7%
District of Columbia, Rev., VRDO, LOC: Wells Fargo Bank NA, 3.95%, 07/07/2023 (z)	2,325	2,325
Metropolitan Washington Airports Authority Aviation Revenue,
Series A, Rev., AMT, 5.00%, 10/01/2025	1,665	1,711
Series B, Rev., 5.00%, 10/01/2025	1,030	1,073

		5,109

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — 5.7%
Central Florida Expressway Authority, Senior Lien, Rev., AGM, 5.00%, 07/01/2023	1,000	1,000
Citizens Property Insurance, Inc., Series A1, Rev., 5.00%, 06/01/2025	1,000	1,019
County of Miami-Dade Seaport Department, Senior Bonds, Series A, Rev., AMT, 5.00%, 10/01/2025	1,500	1,545
Florida Gulf Coast University Financing Corp., Parking Project, Series A3, Rev., VRDO, LOC: TD Bank NA, 3.95%, 07/07/2023 (z)	3,215	3,215
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A, Rev., VRDO, 4.10%, 07/07/2023 (z)	2,800	2,800
JEA Water & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2024	3,750	3,802
Series B1, Rev., VRDO, 4.20%, 07/07/2023 (z)	8,385	8,385
Orange County Health Facilities Authority, Nemours Foundation, Series B, Rev., VRDO, LOC: Northern Trust Co., 3.75%, 07/07/2023 (z)	15,545	15,545
State of Florida Lottery Revenue, Lottery, Series A, Rev., 5.00%, 07/01/2025	2,000	2,075

		39,386

Georgia — 0.3%
City of Atlanta, Department of Aviation, Series C, Rev., AMT, 5.00%, 07/01/2024	615	622
Main Street Natural Gas, Inc., Series A, Rev., 5.00%, 06/01/2025	700	707
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project, Rev., AGM, 5.00%, 07/01/2025	550	569

		1,898

Idaho — 0.7%
Idaho Health Facilities Authority, St. Luke’s Health System Obligated Group, Rev., VRDO, LOC: U.S. Bank NA, 4.00%, 07/03/2023 (z)	4,500	4,500

Illinois — 2.7%
County of Cook,
Series A, GO, 5.00%, 11/15/2023	2,250	2,262
Series A, GO, 5.00%, 11/15/2024	5,000	5,104
Illinois Finance Authority, The Catherine Cook School Project, Rev., VRDO, LOC: Northern Trust Co., 3.75%, 07/07/2023 (z)	1,770	1,770
Railsplitter Tobacco Settlement Authority, Rev., 5.00%, 06/01/2024	1,005	1,019
Sales Tax Securitization Corp., Rev., 5.00%, 01/01/2025	3,250	3,328
Sales Tax Securitization Corp., Second Lien, Series A, Rev., 5.00%, 01/01/2024	2,700	2,720
State of Illinois, Series D, GO, 5.00%, 07/01/2025	2,600	2,670

		18,873

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — 1.1%
Indiana Finance Authority, Health Systems, Sisters of St. Francis, Series I, Rev., VRDO, LOC: Barclays Bank plc, 3.75%, 07/03/2023 (z)	6,500	6,500
Indiana Municipal Power Agency, Series B, Rev., VRDO, LOC: U.S. Bank NA, 4.00%, 07/03/2023 (z)	1,300	1,300

		7,800

Kansas — 0.3%
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 5.00%, 10/01/2025	1,935	2,017

Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Series A, Rev., AGM, 5.00%, 07/01/2023	550	550

Massachusetts — 1.8%
Commonwealth of Massachusetts,
Series A, GO, 5.00%, 01/01/2025	2,000	2,058
Series B, GO, 5.00%, 07/01/2023	4,650	4,650
Massachusetts Development Finance Agency, Partners Healthcare System, Inc., Series K1, Rev., VRDO, 3.90%, 07/07/2023 (z)	5,700	5,700

		12,408

Michigan — 2.2%
University of Michigan, Series D1, Rev., VRDO, 3.65%, 07/03/2023 (z)	2,170	2,170
Wayne County Airport Authority, Rev., AMT, 4.00%, 12/01/2023 (e)	12,715	12,721

		14,891

Minnesota — 2.4%
City of Rochester, Mayo Clinic,
Series A, Rev., VRDO, 4.10%, 07/07/2023 (z)	13,000	13,000
Series B, Rev., VRDO, 4.10%, 07/07/2023 (z)	3,900	3,900

		16,900

Missouri — 2.0%
City of Kansas City, Series A, GO, 5.00%, 02/01/2026	900	945
City of St. Louis, Airport Revenue, Series A, Rev., AGM, 5.00%, 07/01/2024	2,000	2,032
Health & Educational Facilities Authority of the State of Missouri, SSM Healthcare,
Series A, Rev., 5.00%, 06/01/2024	2,380	2,413
Series F, Rev., VRDO, 3.75%, 07/03/2023 (z)	8,130	8,130

		13,520

New Hampshire — 0.3%
New Hampshire Health and Education Facilities Authority Act, Bishop Guertin High School, Rev., VRDO, LOC: TD Bank NA, 4.00%, 07/07/2023 (z)	1,965	1,965

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	39

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — 2.0%
Jersey City Redevelopment Agency, Bayfront Redevelopment Project, Rev., 4.00%, 12/15/2024	5,350	5,410
New Jersey Economic Development Authority, Rev., 5.00%, 03/01/2026	500	520
New Jersey Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, Rev., 5.00%, 07/01/2024	6,930	7,050
New Jersey Higher Education Student Assistance Authority, Series B, Rev., AMT, 5.00%, 12/01/2023	300	302
New Jersey Higher Education Student Assistance Authority, Senior, Series A, Rev., AMT, 5.00%, 12/01/2025	575	590

		13,872

New Mexico — 2.2%
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 5.00%, 09/01/2024	6,750	6,842
New Mexico Finance Authority, Subordinate, Series A, Rev., 5.00%, 06/15/2025	2,795	2,895
University of New Mexico (The), System Improvement, Rev., VRDO, 3.75%, 07/07/2023 (z)	5,435	5,435

		15,172

New York — 8.0%
City of New York, Fiscal 2018, Series B, GO, VRDO, 3.75%, 07/03/2023 (z)	12,000	12,000
City of New York, Fiscal 2021, Series C, GO, 5.00%, 08/01/2024	1,015	1,035
City of New York, Fiscal Year 2017, Series A4, GO, VRDO, LOC: Citibank NA, 4.14%, 07/07/2023 (z)	1,090	1,090
City of New York, Fiscal Year 2018, Series B5, GO, VRDO, 3.75%, 07/03/2023 (z)	5,000	5,000
Metropolitan Transportation Authority, Series A1, Rev., VRDO, LOC: TD Bank NA, 3.55%, 07/03/2023 (z)	1,000	1,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated, Series E1, Rev., 5.00%, 11/01/2025	7,000	7,314
New York City Transitional Finance Authority, Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2023	1,000	1,006
Series B5, Rev., VRDO, 4.00%, 07/03/2023 (z)	3,000	3,000
New York State Dormitory Authority,
Series A, Rev., AGM, 4.00%, 10/01/2023	1,150	1,152
Series B, Rev., 4.00%, 10/01/2023	2,805	2,810
New York State Dormitory Authority, School Districts Financing Program, Rev., 5.00%, 10/01/2023	1,245	1,250
New York State Dormitory Authority, St. John’s University, Series A, Rev., 5.00%, 07/01/2023	500	500

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued
New York State Dormitory Authority, Unrefunded General Purpose, Rev., 5.00%, 02/15/2026	6,590	6,923
New York State Urban Development Corp., Personal Income Tax, Series A, Rev., 5.00%, 03/15/2024	1,630	1,652
Port Authority of New York & New Jersey, Series 207, Rev., AMT, 5.00%, 09/15/2024	3,000	3,048
Triborough Bridge & Tunnel Authority, MTA Bridges And Tunnels, Rev., 5.00%, 11/15/2025	6,455	6,753

		55,533

North Carolina — 0.4%
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024 (p)	3,000	3,030

Ohio — 4.1%
County of Franklin, Facilities, OhioHealth Corp., Series D, Rev., VRDO, LOC: Northern Trust Co., 4.02%, 07/07/2023 (z)	2,100	2,100
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Obligated Group, Series B3, Rev., VRDO, 4.00%, 07/03/2023 (z)	5,000	5,000
Ohio State University (The), Series B2, Rev., VRDO, 3.85%, 07/07/2023 (z)	6,725	6,725
State of Ohio, Cleveland Clinic Health System, Rev., VRDO, 3.95%, 07/07/2023 (z)	14,000	14,000
State of Ohio, Mental Health Facilities Improvement, Series A, Rev., 5.00%, 02/01/2024	500	505

		28,330

Oklahoma — 0.5%
Oklahoma Municipal Power Authority, Power Supply System, Series A, Rev., AGM, 5.00%, 01/01/2026	3,500	3,649

Oregon — 0.9%
Oregon State Lottery, Series A, Rev., 5.00%, 04/01/2024	1,100	1,114
Portland Community College District, GO, 5.00%, 06/15/2025	3,235	3,357
Washington & Multnomah Counties School District No. 48J Beaverton, Series B, GO, SCH BD GTY, 5.00%, 06/15/2024	2,000	2,036

		6,507

Pennsylvania — 0.4%
City of Philadelphia Water & Wastewater Revenue, Series C, Rev., 5.00%, 06/01/2025	1,355	1,400
Lancaster Higher Education Authority, Harrisburg Area Community, Rev., BAM, 5.00%, 10/01/2023	600	602
Pennsylvania Economic Development Financing Authority, Series A, Rev., 4.00%, 10/15/2023	700	701

		2,703

SEE NOTES TO FINANCIAL STATEMENTS.

40	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — 11.2%
Austin Independent School District, GO, 5.00%, 08/01/2025	4,500	4,677
Board of Regents of the University of Texas System, Financing System, Series B, Rev., VRDO, LIQ: University of Texas Investment Management Co. (The), 4.10%, 07/07/2023 (z)	28,900	28,900
City of Garland Electric Utility System Revenue, Series A, Rev., 5.00%, 03/01/2025	2,190	2,250
City of Houston Combined Utility System Revenue, Combined First Lien, Rev., VRDO, 4.00%, 07/07/2023 (z)	16,000	16,000
City of Houston Combined Utility System Revenue, Rev., VRDO, (SIFMA Municipal Swap Index + 0.01%), 3.78%, 07/07/2023 (aa)	5,000	5,000
City of Wichita Falls Water & Sewer System Revenue, Rev., 5.00%, 08/01/2024	1,540	1,571
County of Harris Toll Road Revenue, Rev., 5.00%, 08/15/2023	1,600	1,603
Cypress-Fairbanks Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	2,140	2,205
Fort Worth Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2025	1,150	1,184
Plano Independent School District, GO, 5.00%, 02/15/2025	3,600	3,711
San Antonio Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	1,375	1,404
State of Texas, Transportation Commission Highway, GO, 5.00%, 04/01/2025	3,000	3,099
Texas A&M University, Financing System, Series E, Rev., 5.00%, 05/15/2025	3,000	3,109
Texas Public Finance Authority, Rev., 5.00%, 02/01/2025	2,980	3,069

		77,782

Utah — 0.5%
Central Valley Water Reclamation Facility, Green Bond, Series C, Rev., 5.00%, 03/01/2024	500	506
City of Salt Lake City Public Utilities Revenue, Rev., 5.00%, 02/01/2025	1,550	1,596
University of Utah, Green Bonds, Series A, Rev., 5.00%, 08/01/2025	925	963

		3,065

Virginia — 3.2%
Albermarle County Economic Development Authority, Sentara Healthcare Obligated Group, Series B, Rev., VRDO, 3.60%, 07/03/2023 (z)	4,350	4,350
Norfolk Economic Development Authority, Sentara Healthcare Obligated Group,
Series A, Rev., VRDO, 4.12%, 07/07/2023 (z)	6,700	6,700
Series B, Rev., VRDO, 3.95%, 07/07/2023 (z)	9,440	9,440
Virginia College Building Authority, 21st Century College, Series E1, Rev., 5.00%, 02/01/2024	1,285	1,299

		21,789

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Washington — 3.8%
Central Puget Sound Regional Transit Authority, Green Bonds, Series S1, Rev., 5.00%, 11/01/2025		5,000	5,225
Chelan County Public Utility District No. 1, Series B, Rev., VRDO, 4.00%, 07/07/2023 (z)		11,060	11,060
Port of Seattle WA, Rev., AMT, 5.00%, 08/01/2025		1,735	1,780
Port of Seattle, Private Activity, Rev., AMT, 5.00%, 09/01/2025		6,885	7,090
Snohomish County School District No. 6 Mukilteo, GO, SCH BD GTY, 5.00%, 12/01/2023		1,000	1,008

			26,163

Total Municipal Bonds
(Cost $477,727)			474,638

U.S. Government Agency Securities — 3.3%
FHLBs,
5.28%, 05/06/2024		2,000	1,990
5.35%, 05/17/2024		2,000	1,991
5.65%, 05/28/2025		2,000	2,000
5.71%, 03/14/2025		2,000	1,991
FHLMC,
5.36%, 11/22/2024		1,700	1,688
5.38%, 04/24/2025		1,200	1,191
5.52%, 05/28/2025		2,000	1,987
5.55%, 05/09/2025		2,000	1,996
5.65%, 03/07/2025		4,000	3,981
5.68%, 04/03/2025		2,000	1,991
5.73%, 04/03/2025		2,000	1,992

Total U.S. Government Agency Securities
(Cost $22,900)			22,798

Short-Term Investments — 6.4%
Banker’s Acceptance Bill — 0.5%
Bank of Nova Scotia, (Canada), 4.82%, 08/11/2023 (n)	CAD	4,900	3,676

Commercial Papers — 3.0%
American Electric Power Co., Inc.,
5.47%, 08/07/2023 (e) (n)		400	398
5.47%, 08/08/2023 (e) (n)		400	397
Conagra Brands, Inc., 5.79%, 07/05/2023 (e)		2,000	1,998
Consolidated Edison Co. of New York, Inc., 5.45%, 07/17/2023 (e) (n)		2,000	1,995
Electricite de France SA, 5.60%, 07/14/2023 (e) (n)		2,000	1,996
Global Payments, Inc., 5.98%, 07/14/2023 (n)		1,400	1,397
Humana, Inc., 5.47%, 07/19/2023 (e) (n)		2,000	1,994
Keurig Dr Pepper, Inc., 5.26%, 07/05/2023 (e) (n)		500	500
Leidos, Inc., 5.93%, 07/10/2023 (e) (n)		2,000	1,997
McCormick & Co., Inc., 5.37%, 07/25/2023 (e) (n)		2,000	1,993
Northrop Grumman Corp., 5.68%, 08/22/2023 (n)		2,100	2,083
Raytheon Technologies Corp., 5.49%, 07/12/2023 (e) (n)		2,100	2,096

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	41

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — continued
Commercial Papers — continued
VW Credit, Inc., 5.43%, 07/24/2023 (e) (n)		2,000	1,993

Total Commercial Papers			20,837

Corporate Bond — 0.3%
Warnermedia Holdings, Inc., 3.43%, 03/15/2024		1,700	1,669

Municipal Bond — 0.7% (t)
City of Los Angeles, TRAN, 5.00%, 06/27/2024 (w)		5,000	5,083

Repurchase Agreement — 0.5%
BNP Paribas Securities Corp., 5.11%, dated 06/30/2023 due 07/03/2023, repurchase price $3,101 collateralized by U.S. Treasury Security, 1.25%, due 08/15/2031, with a value of $3,162.		3,100	3,100

Time Deposits — 1.4%
Australia & New Zealand Banking Group Ltd., 2.77%, 07/03/2023	AUD	30	20

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
Citibank NA, 4.42%, 07/03/2023		9,012	9,012
Royal Bank of Canada, 3.54%, 07/04/2023	CAD	109	82
Skandinaviska Enskilda Banken AB,
2.37%, 07/03/2023	EUR	1	2
3.92%, 07/03/2023	GBP	7	9
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023		736	736

Total Time Deposits			9,861

U.S. Treasury Obligation — 0.0% (g)
U.S. Treasury Bill, Zero Coupon, 09/14/2023		214	212

Total Short-Term Investments (Cost $44,380)			44,438

Total Investments — 100.3% (Cost — $701,147) *			694,218

Liabilities in Excess of Other Assets — (0.3)%			(1,939)

NET ASSETS — 100.0%			$692,279

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
SOFR 3 Month	204	09/2023	USD	48,121	125
U.S. Treasury 2 Year Note	201	09/2023	USD	41,152	(280)

					(155)

Short Contracts
U.S. Treasury 5 Year Note	(126)	09/2023	USD	(13,692)	198
U.S. Treasury Ultra Bond	(1)	09/2023	USD	(135)	(1)
U.S. Ultra Treasury 10 Year Note	(30)	09/2023	USD	(3,596)	43

					240

Total unrealized appreciation (depreciation)					85

Forward foreign currency exchange contracts outstanding as of June 30, 2023:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	10,906	AUD	16,134	Bank of America, NA	08/16/2023	145
AUD	2,586	USD	1,693	Morgan Stanley & Co.	08/16/2023	31

Total unrealized appreciation						176

USD	879	CAD	1,177	Bank of America, NA	07/05/2023	(9)
USD	1,049	CAD	1,400	Morgan Stanley & Co.	07/05/2023	(8)
USD	594	CAD	805	Morgan Stanley & Co.	07/05/2023	(14)

SEE NOTES TO FINANCIAL STATEMENTS.

42	SIX CIRCLES TRUST	JUNE 30, 2023

Forward foreign currency exchange contracts outstanding as of June 30, 2023:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
GBP	220	USD	281	Barclays Bank plc	07/05/2023	(1)
USD	2,742	GBP	2,206	Morgan Stanley & Co.	07/05/2023	(60)
USD	3,647	CAD	4,900	Deutsche Bank AG	08/11/2023	(54)
AUD	1,519	USD	1,017	Morgan Stanley & Co.	08/16/2023	(4)
AUD	761	USD	517	Morgan Stanley & Co.	08/16/2023	(10)
USD	736	CAD	1,000	Deutsche Bank AG	12/08/2023	(20)

Total unrealized depreciation						(180)

Net unrealized appreciation (depreciation)						(4)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2023:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%) (2)	NOTIONAL AMOUNT (3)		UPFRONT PAYMENTS (RECEIPTS) ($) (4)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.40-V1	1.00%	quarterly	06/20/2028	0.66	USD	11,700	(107)	(73)	(180)

Total							(107)	(73)	(180)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	43

Six Circles Tax Aware Ultra Short Duration Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

ASX	— Australian Stock Exchange
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
BBSW	— Bank Bill Swap Rate
CDX	— Credit Default Swap Index
CMT	— Constant Maturity Treasury
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
PSF	— Permanent School Fund
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2023.

TRAN	— Tax & Revenue Anticipation Note
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2023.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.
(g)	— Amount rounds to less than 0.05%.
(n)	— The rate shown is the effective yield as of June 30, 2023.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2023.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

44	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.6%
Basic Materials — 0.7%
Chemicals — 0.5%
Air Products & Chemicals, Inc.	37	10,993
Albemarle Corp.	19	4,293
Celanese Corp., Class A	13	1,452
CF Industries Holdings, Inc.	32	2,244
Dow, Inc.	132	7,027
DuPont de Nemours, Inc.	83	5,946
Eastman Chemical Co.	17	1,393
Ecolab, Inc.	42	7,873
FMC Corp.	16	1,721
International Flavors & Fragrances, Inc.	38	3,041
Linde plc	83	31,690
LyondellBasell Industries NV, Class A	47	4,348
Mosaic Co. (The)	57	1,986
PPG Industries, Inc.	38	5,601
RPM International, Inc.	16	1,410
Sherwin-Williams Co. (The)	40	10,601
Westlake Corp.	8	945

		102,564

Forest Products & Paper — 0.0% (g)
International Paper Co.	89	2,841

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	78	1,299
Nucor Corp.	41	6,663
Reliance Steel & Aluminum Co.	9	2,557
Steel Dynamics, Inc.	27	2,920

		13,439

Mining — 0.1%
Alcoa Corp.	6	217
Freeport-McMoRan, Inc.	215	8,618
Newmont Corp.	110	4,692

		13,527

Total Basic Materials		132,371

Communications — 17.1%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	86	3,306
Omnicom Group, Inc.	43	4,137
Trade Desk, Inc. (The), Class A (a)	75	5,760

		13,203

Internet — 15.3%
Airbnb, Inc., Class A (a)	67	8,586
Alphabet, Inc., Class A (a)	4,101	490,881
Alphabet, Inc., Class C (a)	3,701	447,758
Amazon.com, Inc. (a)	9,106	1,187,081
Booking Holdings, Inc. (a)	7	18,416
CDW Corp.	75	13,691
Chewy, Inc., Class A (a)	7	291
DoorDash, Inc., Class A (a)	37	2,806
eBay, Inc.	513	22,924
Etsy, Inc. (a)	126	10,635
Expedia Group, Inc. (a)	33	3,643
F5, Inc. (a)	29	4,283

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — continued
Gen Digital, Inc.	317	5,887
GoDaddy, Inc., Class A (a)	22	1,640
Match Group, Inc. (a)	178	7,440
MercadoLibre, Inc., (Uruguay) (a)	44	52,619
Meta Platforms, Inc., Class A (a)	1,526	437,913
Netflix, Inc. (a)	77	34,007
Okta, Inc., Class A (a)	26	1,801
Palo Alto Networks, Inc. (a)	174	44,366
Pinterest, Inc., Class A (a)	400	10,926
Roku, Inc., Class A (a)	19	1,221
Snap, Inc., Class A (a)	680	8,046
Uber Technologies, Inc. (a)	5,834	251,875
VeriSign, Inc. (a)	13	2,927
Zillow Group, Inc., Class C (a)	26	1,323

		3,072,986

Media — 0.5%
Charter Communications, Inc., Class A (a)	14	5,014
Comcast Corp., Class A	696	28,937
FactSet Research Systems, Inc.	27	10,792
Fox Corp., Class A	65	2,218
Fox Corp., Class B	28	877
Liberty Broadband Corp., Class C (a)	20	1,570
Liberty Global plc, (United Kingdom), Class C (a)	51	903
Liberty Media Corp.-Liberty Formula One, Class C (a)	37	2,776
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	27	896
News Corp., Class A	86	1,682
Paramount Global, Class B	88	1,395
Sirius XM Holdings, Inc.	110	499
Walt Disney Co. (The) (a)	319	28,513
Warner Bros Discovery, Inc. (a)	390	4,889

		90,961

Telecommunications — 1.2%
Arista Networks, Inc. (a)	140	22,743
AT&T, Inc.	1,171	18,681
Cisco Systems, Inc.	2,256	116,741
Corning, Inc.	438	15,347
Juniper Networks, Inc.	171	5,372
Motorola Solutions, Inc.	90	26,283
T-Mobile US, Inc. (a)	95	13,174
Verizon Communications, Inc.	686	25,510

		243,851

Total Communications		3,421,001

Consumer Cyclical — 3.0%
Airlines — 0.0% (g)
Delta Air Lines, Inc. (a)	25	1,195
Southwest Airlines Co.	23	841

		2,036

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	45

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Apparel — 0.1%
Deckers Outdoor Corp. (a)	4	1,931
NIKE, Inc., Class B	208	22,928
VF Corp.	46	883

		25,742

Auto Manufacturers — 0.8%
Cummins, Inc.	25	6,239
Ford Motor Co.	720	10,888
General Motors Co.	280	10,800
Lucid Group, Inc. (a)	157	1,080
PACCAR, Inc.	97	8,121
Rivian Automotive, Inc., Class A (a)	106	1,771
Tesla, Inc. (a)	487	127,476

		166,375

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	50	5,094
BorgWarner, Inc.	57	2,784
Lear Corp.	17	2,376

		10,254

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	60	5,514
Fastenal Co.	114	6,727
Ferguson plc, (United Kingdom)	40	6,271
LKQ Corp.	44	2,571
Pool Corp.	5	1,817
Watsco, Inc.	7	2,567
WW Grainger, Inc.	8	6,671

		32,138

Entertainment — 0.0% (g)
Caesars Entertainment, Inc. (a)	16	791
Live Nation Entertainment, Inc. (a)	28	2,594
Vail Resorts, Inc.	9	2,166

		5,551

Food Service — 0.0% (g)
Aramark	39	1,690

Home Builders — 0.1%
DR Horton, Inc.	43	5,279
Lennar Corp., Class A	34	4,308
NVR, Inc. (a)	— (h)	2,350
PulteGroup, Inc.	24	1,858

		13,795

Home Furnishings — 0.0% (g)
Whirlpool Corp.	6	926

Leisure Time — 0.0% (g)
Carnival Corp. (a)	168	3,154
Royal Caribbean Cruises Ltd. (a)	39	4,063

		7,217

Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	56	8,095

SECURITY DESCRIPTION	SHARES	VALUE ($)

Lodging — continued
Hyatt Hotels Corp., Class A	14	1,655
Las Vegas Sands Corp. (a)	48	2,810
Marriott International, Inc., Class A	52	9,562
MGM Resorts International	45	1,987
Wynn Resorts Ltd.	12	1,255

		25,364

Retail — 1.6%
Advance Auto Parts, Inc.	10	681
AutoZone, Inc. (a)	3	7,236
Bath & Body Works, Inc.	34	1,262
Best Buy Co., Inc.	33	2,719
Burlington Stores, Inc. (a)	10	1,548
CarMax, Inc. (a)	28	2,335
Chipotle Mexican Grill, Inc., Class A (a)	5	9,957
Costco Wholesale Corp.	76	40,761
Darden Restaurants, Inc.	23	3,802
Dick’s Sporting Goods, Inc.	10	1,360
Dollar General Corp.	37	6,305
Dollar Tree, Inc. (a)	37	5,279
Domino’s Pizza, Inc.	4	1,366
Genuine Parts Co.	22	3,775
Home Depot, Inc. (The)	171	53,060
Lowe’s Cos., Inc.	99	22,394
Lululemon Athletica, Inc., (Canada) (a)	19	7,230
McDonald’s Corp.	124	37,147
O’Reilly Automotive, Inc. (a)	10	9,305
Ross Stores, Inc.	55	6,130
Starbucks Corp.	193	19,142
Target Corp.	78	10,338
TJX Cos., Inc. (The)	189	16,064
Tractor Supply Co.	16	3,441
Ulta Beauty, Inc. (a)	8	3,620
Walgreens Boots Alliance, Inc.	110	3,142
Walmart, Inc.	264	41,451
Yum! Brands, Inc.	39	5,468

		326,318

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	20	1,296

Total Consumer Cyclical		618,702

Consumer Non-cyclical — 22.7%
Agriculture — 0.2%
Altria Group, Inc.	296	13,421
Archer-Daniels-Midland Co.	100	7,592
Bunge Ltd.	32	2,973
Darling Ingredients, Inc. (a)	26	1,682
Philip Morris International, Inc.	253	24,721

		50,389

Beverages — 1.3%
Brown-Forman Corp., Class B	114	7,599
Coca-Cola Co. (The)	1,704	102,606
Constellation Brands, Inc., Class A	67	16,466
Keurig Dr Pepper, Inc.	366	11,456

SEE NOTES TO FINANCIAL STATEMENTS.

46	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Beverages — continued
Molson Coors Beverage Co., Class B	77	5,081
Monster Beverage Corp. (a)	314	18,027
PepsiCo., Inc.	578	106,993

		268,228

Biotechnology — 0.7%
Alnylam Pharmaceuticals, Inc. (a)	21	3,996
Amgen, Inc.	93	20,664
Biogen, Inc. (a)	25	7,220
BioMarin Pharmaceutical, Inc. (a)	32	2,750
Bio-Rad Laboratories, Inc., Class A (a)	21	7,781
Corteva, Inc.	119	6,837
Gilead Sciences, Inc.	214	16,477
Horizon Therapeutics Plc (a)	35	3,637
Illumina, Inc. (a)	152	28,545
Incyte Corp. (a)	31	1,923
Moderna, Inc. (a)	56	6,828
Regeneron Pharmaceuticals, Inc. (a)	19	13,347
Royalty Pharma plc, Class A	37	1,148
Seagen, Inc. (a)	24	4,708
United Therapeutics Corp. (a)	8	1,785
Vertex Pharmaceuticals, Inc. (a)	45	15,683

		143,329

Commercial Services — 1.6%
Automatic Data Processing, Inc.	74	16,323
Block, Inc., Class A (a)	355	23,636
Booz Allen Hamilton Holding Corp., Class A	23	2,574
Cintas Corp.	19	9,452
Clarivate plc, (United Kingdom) (a)	23	219
CoStar Group, Inc. (a)	61	5,469
Equifax, Inc.	25	5,811
FleetCor Technologies, Inc. (a)	46	11,577
Gartner, Inc. (a)	14	4,837
Global Payments, Inc.	175	17,210
MarketAxess Holdings, Inc.	24	6,293
Moody’s Corp.	114	39,625
Paylocity Holding Corp. (a)	6	1,127
PayPal Holdings, Inc. (a)	706	47,129
Quanta Services, Inc.	25	4,901
Robert Half International, Inc.	21	1,609
Rollins, Inc.	51	2,196
S&P Global, Inc.	227	90,868
Toast, Inc., Class A (a)	191	4,322
TransUnion	36	2,797
U-Haul Holding Co., Class B	25	1,270
United Rentals, Inc.	12	5,520
Verisk Analytics, Inc., Class A	29	6,468

		311,233

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co.	120	9,257
Estee Lauder Cos., Inc. (The), Class A	39	7,667
Procter & Gamble Co. (The)	413	62,671

		79,595

SECURITY DESCRIPTION	SHARES	VALUE ($)

Food — 0.4%
Albertsons Cos., Inc., Class A	51	1,109
Campbell Soup Co.	44	2,016
Conagra Brands, Inc.	91	3,079
General Mills, Inc.	109	8,394
Hershey Co. (The)	26	6,368
Hormel Foods Corp.	53	2,122
J M Smucker Co. (The)	22	3,191
Kellogg Co.	55	3,698
Kraft Heinz Co. (The)	160	5,680
Kroger Co. (The)	121	5,695
Lamb Weston Holdings, Inc.	22	2,520
McCormick & Co., Inc.	43	3,712
Mondelez International, Inc., Class A	254	18,537
Sysco Corp.	74	5,525
Tyson Foods, Inc., Class A	52	2,667

		74,313

Healthcare — Products — 3.0%
Abbott Laboratories	302	32,937
Align Technology, Inc. (a)	12	4,231
Avantor, Inc. (a)	642	13,179
Baxter International, Inc.	78	3,532
Bio-Techne Corp.	152	12,405
Boston Scientific Corp. (a)	250	13,525
Cooper Cos., Inc. (The)	8	3,093
Danaher Corp.	668	160,374
DENTSPLY SIRONA, Inc.	26	1,049
Edwards Lifesciences Corp. (a)	100	9,414
Exact Sciences Corp. (a)	30	2,833
GE HealthCare Technologies, Inc.	72	5,845
Hologic, Inc. (a)	39	3,152
IDEXX Laboratories, Inc. (a)	13	6,596
Insulet Corp. (a)	11	3,166
Intuitive Surgical, Inc. (a)	59	20,326
Masimo Corp. (a)	6	1,010
Medtronic plc, (Ireland)	230	20,258
Novocure Ltd., (Jersey, Channel Islands) (a)	16	649
Repligen Corp. (a)	50	7,072
ResMed, Inc.	23	4,957
Revvity, Inc.	122	14,504
STERIS plc	16	3,622
Stryker Corp.	58	17,761
Teleflex, Inc.	7	1,627
Thermo Fisher Scientific, Inc.	372	194,272
Waters Corp. (a)	53	14,108
West Pharmaceutical Services, Inc.	71	27,145
Zimmer Biomet Holdings, Inc.	35	5,101

		607,743

Healthcare — Services — 6.1%
Catalent, Inc. (a)	193	8,374
Centene Corp. (a)	932	62,867
Charles River Laboratories International, Inc. (a)	49	10,320
DaVita, Inc. (a)	9	948

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	47

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Services — continued
Elevance Health, Inc.	406	180,287
HCA Healthcare, Inc.	36	10,992
Humana, Inc.	214	95,681
IQVIA Holdings, Inc. (a)	180	40,422
Laboratory Corp. of America Holdings	15	3,665
Molina Healthcare, Inc. (a)	98	29,512
Quest Diagnostics, Inc.	19	2,685
UnitedHealth Group, Inc.	1,596	767,305
Universal Health Services, Inc., Class B	11	1,659

		1,214,717

Household Products/Wares — 0.1%
Avery Dennison Corp.	17	2,879
Church & Dwight Co., Inc.	41	4,149
Clorox Co. (The)	21	3,322
Kimberly-Clark Corp.	56	7,728

		18,078

Pharmaceuticals — 8.9%
AbbVie, Inc.	301	40,506
AmerisourceBergen Corp.	31	6,000
Becton Dickinson & Co.	49	12,970
Bristol-Myers Squibb Co.	2,284	146,052
Cardinal Health, Inc.	44	4,172
Cigna Group (The)	50	14,079
CVS Health Corp.	226	15,592
Dexcom, Inc. (a)	65	8,305
Eli Lilly & Co.	861	403,630
Henry Schein, Inc. (a)	21	1,688
Jazz Pharmaceuticals plc (a)	3	382
Johnson & Johnson	2,830	468,399
McKesson Corp.	24	10,064
Merck & Co., Inc.	2,764	318,957
Neurocrine Biosciences, Inc. (a)	15	1,418
Organon & Co.	234	4,870
Pfizer, Inc.	6,150	225,596
Viatris, Inc.	1,298	12,955
Zoetis, Inc., Class A	500	86,081

		1,781,716

Total Consumer Non-cyclical		4,549,341

Energy — 2.5%
Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	57	9,537
First Solar, Inc. (a)	43	8,225
SolarEdge Technologies, Inc., (Israel) (a)	23	6,282

		24,044

Oil & Gas — 1.2%
APA Corp.	45	1,541
Chesapeake Energy Corp.	18	1,547
Chevron Corp.	310	48,852
ConocoPhillips	216	22,352
Coterra Energy, Inc.	137	3,463
Devon Energy Corp.	111	5,354

SECURITY DESCRIPTION	SHARES	VALUE ($)

Oil & Gas — continued
Diamondback Energy, Inc.	29	3,861
EOG Resources, Inc.	101	11,511
EQT Corp.	60	2,477
Exxon Mobil Corp.	699	74,987
Hess Corp.	44	6,037
HF Sinclair Corp.	67	2,974
Marathon Oil Corp.	116	2,670
Marathon Petroleum Corp.	78	9,122
Occidental Petroleum Corp.	125	7,341
Ovintiv, Inc.	42	1,584
Phillips 66	82	7,846
Pioneer Natural Resources Co.	41	8,475
Texas Pacific Land Corp.	1	889
Valero Energy Corp.	63	7,445

		230,328

Oil & Gas Services — 1.1%
Baker Hughes Co., Class A	160	5,044
Halliburton Co.	138	4,568
Schlumberger NV	4,390	215,639

		225,251

Pipelines — 0.1%
Cheniere Energy, Inc.	37	5,683
Kinder Morgan, Inc.	279	4,797
ONEOK, Inc.	61	3,756
Targa Resources Corp.	22	1,656
Williams Cos., Inc. (The)	172	5,604

		21,496

Total Energy		501,119

Financial — 17.6%
Banks — 5.9%
Bank of America Corp.	13,090	375,553
Bank of New York Mellon Corp. (The)	677	30,154
Citigroup, Inc.	1,428	65,758
Citizens Financial Group, Inc.	563	14,676
Fifth Third Bancorp	690	18,089
First Citizens BancShares, Inc., Class A	12	15,440
First Horizon Corp.	559	6,302
Goldman Sachs Group, Inc. (The)	242	77,896
Huntington Bancshares, Inc.	1,559	16,804
KeyCorp.	1,273	11,763
M&T Bank Corp.	164	20,340
Morgan Stanley	2,702	230,736
Northern Trust Corp.	170	12,617
PNC Financial Services Group, Inc. (The)	314	39,529
Regions Financial Corp.	982	17,503
State Street Corp.	306	22,419
Truist Financial Corp.	1,083	32,859
US Bancorp	1,205	39,807
Webster Financial Corp.	291	10,989
Wells Fargo & Co.	2,652	113,202

		1,172,436

SEE NOTES TO FINANCIAL STATEMENTS.

48	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Diversified Financial Services — 5.1%
Ally Financial, Inc.	304	8,214
American Express Co.	456	79,395
Ameriprise Financial, Inc.	86	28,530
Apollo Global Management, Inc.	270	20,768
BlackRock, Inc., Class A	65	45,075
Capital One Financial Corp.	309	33,741
Cboe Global Markets, Inc.	75	10,325
Charles Schwab Corp. (The)	1,016	57,614
CME Group, Inc., Class A	269	49,777
Coinbase Global, Inc., Class A (a)	105	7,519
Discover Financial Services	225	26,349
Franklin Resources, Inc.	287	7,666
Intercontinental Exchange, Inc.	428	48,374
Invesco Ltd.	494	8,309
LPL Financial Holdings, Inc.	53	11,540
Mastercard, Inc., Class A	577	226,866
Nasdaq, Inc.	247	12,311
Raymond James Financial, Inc.	189	19,634
SEI Investments Co.	167	9,933
Synchrony Financial	462	15,681
T Rowe Price Group, Inc.	202	22,668
Tradeweb Markets, Inc., Class A	77	5,295
Visa, Inc., Class A	1,106	262,707

		1,018,291

Insurance — 4.7%
Aflac, Inc.	482	33,646
Allstate Corp. (The)	219	23,895
American Financial Group, Inc.	79	9,369
American International Group, Inc.	563	32,423
Aon plc, Class A	137	47,348
Arch Capital Group Ltd., (Bermuda) (a)	324	24,250
Arthur J Gallagher & Co.	150	32,881
Assurant, Inc.	40	5,059
Berkshire Hathaway, Inc., Class B (a)	881	300,465
Brown & Brown, Inc.	161	11,056
Chubb Ltd., (Switzerland)	297	57,207
Cincinnati Financial Corp.	107	10,402
Equitable Holdings, Inc.	311	8,441
Erie Indemnity Co., Class A	17	3,482
Everest Re Group Ltd., (Bermuda)	44	14,894
Fidelity National Financial, Inc.	205	7,377
Globe Life, Inc.	135	14,774
Hartford Financial Services Group, Inc. (The)	297	21,365
Loews Corp.	237	14,080
Markel Group, Inc. (a)	9	12,549
Marsh & McLennan Cos., Inc.	344	64,664
MetLife, Inc.	554	31,317
Principal Financial Group, Inc.	246	18,649
Progressive Corp. (The)	426	56,334
Prudential Financial, Inc.	294	25,919
Travelers Cos., Inc. (The)	183	31,785
Willis Towers Watson plc, (United Kingdom)	84	19,735
WR Berkley Corp.	149	8,903

		942,269

SECURITY DESCRIPTION	SHARES	VALUE ($)

Private Equity — 0.4%
Ares Management Corp., Class A	110	10,628
Blackstone, Inc.	477	44,300
Carlyle Group, Inc. (The)	169	5,399
KKR & Co., Inc.	405	22,654

		82,981

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	56	4,559

REITS — 1.5%
Alexandria Real Estate Equities, Inc.	27	3,021
American Homes 4 Rent, Class A	46	1,624
American Tower Corp.	820	158,994
Annaly Capital Management, Inc.	300	6,010
AvalonBay Communities, Inc.	23	4,392
Boston Properties, Inc.	21	1,224
Camden Property Trust	12	1,352
Crown Castle, Inc.	72	8,251
Digital Realty Trust, Inc.	48	5,430
Equinix, Inc.	16	12,468
Equity LifeStyle Properties, Inc.	15	992
Equity Residential	61	4,026
Essex Property Trust, Inc.	10	2,266
Extra Space Storage, Inc.	21	3,131
Gaming and Leisure Properties, Inc.	40	1,940
Healthcare Realty Trust, Inc., Class A	37	694
Healthpeak Properties, Inc.	87	1,750
Host Hotels & Resorts, Inc.	124	2,088
Invitation Homes, Inc.	99	3,419
Iron Mountain, Inc.	46	2,635
Kimco Realty Corp.	93	1,837
Mid-America Apartment Communities, Inc.	18	2,698
Prologis, Inc.	159	19,500
Public Storage	26	7,728
Realty Income Corp.	108	6,455
Regency Centers Corp.	25	1,519
SBA Communications Corp., Class A	16	3,815
Simon Property Group, Inc.	52	6,042
Sun Communities, Inc.	16	2,102
UDR, Inc.	36	1,552
Ventas, Inc.	65	3,089
VICI Properties, Inc., Class A	159	4,996
Welltower, Inc.	82	6,672
Weyerhaeuser Co.	133	4,448
WP Carey, Inc.	33	2,223

		300,383

Total Financial		3,520,919

Industrial — 7.2%
Aerospace/Defense — 0.5%
Boeing Co. (The) (a)	97	20,451
General Dynamics Corp.	43	9,274
HEICO Corp.	4	670
HEICO Corp., Class A	12	1,732
Howmet Aerospace, Inc.	64	3,178
L3Harris Technologies, Inc.	31	6,075

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	49

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Aerospace/Defense — continued
Lockheed Martin Corp.	39	18,176
Northrop Grumman Corp.	25	11,342
Raytheon Technologies Corp.	256	25,102
TransDigm Group, Inc.	9	7,812

		103,812

Building Materials — 0.2%
Builders FirstSource, Inc. (a)	24	3,321
Carrier Global Corp.	143	7,105
Fortune Brands Innovations, Inc.	23	1,643
Johnson Controls International plc	122	8,288
Lennox International, Inc.	4	1,357
Martin Marietta Materials, Inc.	12	5,424
Masco Corp.	36	2,057
Mohawk Industries, Inc. (a)	9	900
Owens Corning	17	2,215
Trane Technologies plc, (Ireland)	39	7,478
Vulcan Materials Co.	25	5,640

		45,428

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	53	8,615
Emerson Electric Co.	106	9,612
Generac Holdings, Inc. (a)	10	1,534

		19,761

Electronics — 1.0%
Agilent Technologies, Inc.	287	34,570
Allegion plc, (Ireland)	9	1,110
Amphenol Corp., Class A	316	26,851
Arrow Electronics, Inc. (a)	35	4,967
Fortive Corp.	61	4,575
Garmin Ltd., (Switzerland)	24	2,493
Honeywell International, Inc.	117	24,299
Hubbell, Inc., Class B	11	3,485
Keysight Technologies, Inc. (a)	95	15,969
Mettler-Toledo International, Inc. (a)	21	27,029
Sensata Technologies Holding plc	19	847
TE Connectivity Ltd.	172	24,144
Trimble, Inc. (a)	122	6,474

		176,813

Engineering & Construction — 0.0% (g)
AECOM	25	2,103
Jacobs Solutions, Inc.	24	2,797

		4,900

Environmental Control — 0.2%
Pentair plc, (United Kingdom)	24	1,532
Republic Services, Inc., Class A	48	7,406
Waste Connections, Inc., (Canada)	55	7,907
Waste Management, Inc.	81	14,090

		30,935

SECURITY DESCRIPTION	SHARES	VALUE ($)

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	10	2,819
Stanley Black & Decker, Inc.	26	2,414

		5,233

Machinery — Construction & Mining — 0.1%
Caterpillar, Inc.	89	21,789

Machinery — Diversified — 0.3%
Cognex Corp.	89	4,971
Deere & Co.	48	19,516
Dover Corp.	23	3,385
Graco, Inc.	21	1,802
IDEX Corp.	10	2,127
Ingersoll Rand, Inc.	67	4,356
Nordson Corp.	5	1,340
Otis Worldwide Corp.	60	5,322
Rockwell Automation, Inc.	22	7,147
Toro Co. (The)	18	1,801
Westinghouse Air Brake Technologies Corp.	31	3,372
Xylem, Inc.	40	4,513

		59,652

Miscellaneous Manufacturers — 0.4%
3M Co.	100	9,981
AO Smith Corp.	18	1,302
Axon Enterprise, Inc. (a)	11	2,094
Carlisle Cos., Inc.	8	2,136
Eaton Corp. plc	77	15,536
General Electric Co.	190	20,870
Illinois Tool Works, Inc.	50	12,446
Parker-Hannifin Corp.	21	8,335
Teledyne Technologies, Inc. (a)	24	9,751
Textron, Inc.	33	2,211

		84,662

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	322	3,214
Ball Corp.	55	3,223
Crown Holdings, Inc.	21	1,806
Packaging Corp. of America	20	2,690
Sealed Air Corp.	22	890
Westrock Co.	59	1,721

		13,544

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	6	1,333

Transportation — 4.3%
CH Robinson Worldwide, Inc.	438	41,358
CSX Corp.	383	13,053
Expeditors International of Washington, Inc.	574	69,512
FedEx Corp.	864	214,268
JB Hunt Transport Services, Inc.	17	3,020
Knight-Swift Transportation Holdings, Inc., Class A	38	2,115

SEE NOTES TO FINANCIAL STATEMENTS.

50	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
Norfolk Southern Corp.	43	9,764
Old Dominion Freight Line, Inc.	17	6,188
Union Pacific Corp.	109	22,224
United Parcel Service, Inc., Class B	2,706	485,096

		866,598

Total Industrial		1,434,460

Technology — 27.0%
Computers — 9.2%
Accenture plc, (Ireland), Class A	110	33,913
Apple, Inc.	8,593	1,666,740
Cognizant Technology Solutions Corp., Class A	98	6,403
Crowdstrike Holdings, Inc., Class A (a)	128	18,794
Dell Technologies, Inc., Class C	145	7,856
EPAM Systems, Inc. (a)	10	2,182
Fortinet, Inc. (a)	381	28,834
Hewlett Packard Enterprise Co.	718	12,056
HP, Inc.	499	15,317
International Business Machines Corp.	161	21,589
Leidos Holdings, Inc.	23	2,077
NetApp, Inc.	118	8,989
Seagate Technology Holdings plc	99	6,147
Western Digital Corp. (a)	171	6,488
Zscaler, Inc. (a)	49	7,221

		1,844,606

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	26	7,746

Semiconductors — 5.8%
Advanced Micro Devices, Inc. (a)	681	77,594
Analog Devices, Inc.	214	41,778
Applied Materials, Inc.	358	51,684
Broadcom, Inc.	177	153,140
Entegris, Inc.	62	6,831
Intel Corp.	1,770	59,180
KLA Corp.	58	27,994
Lam Research Corp.	57	36,642
Lattice Semiconductor Corp. (a)	55	5,257
Marvell Technology, Inc.	361	21,596
Microchip Technology, Inc.	230	20,639
Micron Technology, Inc.	467	29,449
Monolithic Power Systems, Inc.	18	9,949
NVIDIA Corp.	1,045	441,890
NXP Semiconductors NV, (Netherlands)	109	22,300
ON Semiconductor Corp. (a)	181	17,156
Qorvo, Inc. (a)	40	4,079
QUALCOMM, Inc.	470	55,982
Skyworks Solutions, Inc.	65	7,195
Teradyne, Inc.	61	6,746
Texas Instruments, Inc.	384	69,093
Wolfspeed, Inc. (a)	50	2,801

		1,168,975

SECURITY DESCRIPTION	SHARES	VALUE ($)

Software — 12.0%
Activision Blizzard, Inc. (a)	130	10,993
Adobe, Inc. (a)	263	128,674
Akamai Technologies, Inc. (a)	29	2,567
ANSYS, Inc. (a)	50	16,465
Aspen Technology, Inc. (a)	16	2,735
Atlassian Corp., (Australia), Class A (a)	86	14,455
Autodesk, Inc. (a)	123	25,159
Bentley Systems, Inc., Class B	120	6,531
BILL Holdings, Inc. (a)	54	6,270
Black Knight, Inc. (a)	89	5,318
Broadridge Financial Solutions, Inc.	26	4,306
Cadence Design Systems, Inc. (a)	157	36,842
Ceridian HCM Holding, Inc. (a)	23	1,556
Cloudflare, Inc., Class A (a)	45	2,950
Datadog, Inc., Class A (a)	143	14,062
DocuSign, Inc., Class A (a)	115	5,874
Dropbox, Inc., Class A (a)	136	3,628
Dynatrace, Inc. (a)	124	6,377
Electronic Arts, Inc.	48	6,259
Fair Isaac Corp. (a)	14	11,540
Fidelity National Information Services, Inc.	388	21,226
Fiserv, Inc. (a)	442	55,781
HubSpot, Inc. (a)	27	14,428
Intuit, Inc.	162	74,155
Jack Henry & Associates, Inc.	46	7,763
Microsoft Corp.	4,058	1,381,803
MongoDB, Inc., Class A (a)	12	4,824
MSCI, Inc., Class A	54	25,333
Oracle Corp.	930	110,716
Palantir Technologies, Inc., Class A (a)	1,029	15,778
Paychex, Inc.	60	6,690
Paycom Software, Inc.	8	2,697
PTC, Inc. (a)	64	9,098
ROBLOX Corp., Class A (a)	70	2,841
Roper Technologies, Inc.	62	29,604
Salesforce, Inc. (a)	575	121,494
ServiceNow, Inc. (a)	117	65,826
Snowflake, Inc., Class A (a)	44	7,809
Splunk, Inc. (a)	89	9,446
SS&C Technologies Holdings, Inc.	45	2,700
Synopsys, Inc. (a)	88	38,273
Take-Two Interactive Software, Inc. (a)	29	4,329
Twilio, Inc., Class A (a)	29	1,834
Tyler Technologies, Inc. (a)	24	10,042
UiPath, Inc., Class A (a)	197	3,269
Unity Software, Inc. (a)	128	5,551
Veeva Systems, Inc., Class A (a)	23	4,601
VMware, Inc., Class A (a)	136	19,497
Workday, Inc., Class A (a)	118	26,684
Zoom Video Communications, Inc., Class A (a)	132	8,937
ZoomInfo Technologies, Inc., Class A (a)	191	4,854

		2,410,444

Total Technology		5,431,771

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	51

Six Circles U.S. Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Utilities — 0.8%
Electric — 0.8%
AES Corp. (The)	91	1,879
Alliant Energy Corp.	23	1,210
Ameren Corp.	40	3,247
American Electric Power Co., Inc.	97	8,160
CenterPoint Energy, Inc.	97	2,838
CMS Energy Corp.	32	1,860
Consolidated Edison, Inc.	74	6,655
Constellation Energy Corp.	56	5,152
Dominion Energy, Inc.	139	7,180
DTE Energy Co.	32	3,555
Duke Energy Corp.	150	13,484
Edison International	61	4,267
Entergy Corp.	37	3,631
Evergy, Inc.	38	2,199
Eversource Energy	55	3,904
Exelon Corp.	183	7,446
FirstEnergy Corp.	84	3,277
NextEra Energy, Inc.	346	25,687
NRG Energy, Inc.	39	1,464
PG&E Corp. (a)	312	5,388
PPL Corp.	112	2,955
Public Service Enterprise Group, Inc.	84	5,283
Sempra Energy	55	7,966
Southern Co. (The)	197	13,873
Vistra Corp.	48	1,258
WEC Energy Group, Inc.	50	4,437
Xcel Energy, Inc.	101	6,298

		154,553

Gas — 0.0% (g)
Atmos Energy Corp.	23	2,712
NiSource, Inc.	38	1,028
UGI Corp.	19	526

		4,266

SECURITY DESCRIPTION	SHARES	VALUE ($)

Water — 0.0% (g)
American Water Works Co., Inc.	30	4,240
Essential Utilities, Inc.	18	710

		4,950

Total Utilities		163,769

Total Common Stocks (Cost $15,877,530)		19,773,453

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 2.5%
Time Deposits — 2.5%
Australia & New Zealand Banking Group Ltd., 4.42%, 07/03/2023	25,363	25,363
Barclays SA, 4.42%, 07/03/2023	300,000	300,000
Citibank NA, 4.42%, 07/03/2023	87,213	87,213
Sumitomo Mitsui Banking Corp., 4.42%, 07/03/2023	14,556	14,556
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023	84,268	84,268

Total Short-Term Investments (Cost $511,400)		511,400

Total Investments — 101.1% (Cost — $16,388,930) *		20,284,853

Liabilities in Excess of Other Assets — (1.1)%		(220,034)

NET ASSETS — 100.0%		$20,064,819

Percentages	indicated are based on net assets.

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Consumer Staples Select Sector Index	12	09/2023	USD	904	— (h)
E-mini Financial Select Sector Index	181	09/2023	USD	18,658	316
E-mini Health Care Select Sector Index	78	09/2023	USD	10,352	210
E-mini Russell 2000 Index	1	09/2023	USD	95	— (h)
E-mini Utilities Select Sector Index	67	09/2023	USD	4,534	(70)
Micro E-mini NASDAQ 100 Index	379	09/2023	USD	11,170	455
Micro E-mini Russell 2000 Index	15	09/2023	USD	143	(—)(h)
Micro E-mini S&P 500 Index	23	09/2023	USD	500	16
NASDAQ 100 E-mini Index	53	09/2023	USD	15,595	662
S&P 500 E-mini Index	805	09/2023	USD	176,992	3,660

Total unrealized appreciation (depreciation)					5,249

SEE NOTES TO FINANCIAL STATEMENTS.

52	SIX CIRCLES TRUST	JUNE 30, 2023

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	15.2%

Software	11.9%

Computers	9.1%

Pharmaceuticals	8.8%

Healthcare — Services	6.0%

Banks	5.8%

Semiconductors	5.8%

Diversified Financial Services	5.0%

Insurance	4.6%

Transportation	4.3%

Healthcare — Products	3.0%

Retail	1.6%

Commercial Services	1.5%

REITS	1.5%

Beverages	1.3%

Telecommunications	1.2%

Oil & Gas	1.1%

Oil & Gas Services	1.1%

Others (Each less than 1.0%)	8.7%

Short-Term Investments	2.5%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	53

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.0%
Austria — 0.3%
Erste Group Bank AG	385	13,511
OMV AG	342	14,514
Verbund AG	58	4,690
voestalpine AG	45	1,605

		34,320

Belgium — 1.6%
Ageas SA	181	7,345
Anheuser-Busch InBev SA	2,641	149,666
D’ieteren Group	8	1,476
Elia Group SA	26	3,287
Groupe Bruxelles Lambert NV	111	8,784
KBC Group NV	281	19,619
Sofina SA	17	3,591
Solvay SA	29	3,193
UCB SA	114	10,087
Umicore SA	80	2,250
Warehouses De Pauw CVA	66	1,810

		211,108

Chile — 0.0% (g)
Antofagasta plc	204	3,785

China — 0.0% (g)
Silergy Corp.	145	1,806

Denmark — 3.4%
AP Moller — Maersk A/S, Class A	3	4,692
AP Moller — Maersk A/S, Class B	5	8,230
Carlsberg A/S, Class B	299	47,956
Chr Hansen Holding A/S	41	2,852
Coloplast A/S, Class B	46	5,797
Danske Bank A/S (a)	774	18,845
Demant A/S (a)	35	1,497
DSV A/S	168	35,357
Genmab A/S (a)	26	9,701
Novo Nordisk A/S, Class B	1,491	240,874
Novozymes A/S, Class B	80	3,711
Orsted AS (e)	160	15,202
Pandora A/S	158	14,079
ROCKWOOL A/S, Class B	8	2,120
Tryg A/S	403	8,730
Vestas Wind Systems A/S (a)	913	24,287

		443,930

Finland — 1.0%
Elisa OYJ	56	2,989
Fortum OYJ	382	5,118
Kesko OYJ, Class B	108	2,025
Kone OYJ, Class B	308	16,080
Metso OYJ	594	7,170
Neste OYJ	166	6,384
Nokia OYJ	2,075	8,693
Nordea Bank Abp	3,652	39,781
Orion OYJ, Class B	96	4,001
Sampo OYJ, Class A	517	23,200

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland — continued
Stora Enso OYJ, Class R	223	2,590
UPM-Kymmene OYJ	207	6,154
Wartsila OYJ Abp	427	4,813

		128,998

France — 15.7%
Accor SA	70	2,615
Aeroports de Paris	27	3,862
Air Liquide SA	203	36,448
Airbus SE	537	77,618
Alstom SA	292	8,724
Amundi SA (e)	69	4,088
Arkema SA	22	2,093
AXA SA	2,060	60,865
BioMerieux	16	1,713
BNP Paribas SA	1,247	78,720
Bollore SE	344	2,144
Bouygues SA	182	6,125
Bureau Veritas SA	267	7,317
Capgemini SE	64	12,125
Carrefour SA	229	4,337
Cie de Saint-Gobain	443	26,963
Cie Generale des Etablissements Michelin SCA	265	7,829
Covivio SA	20	940
Credit Agricole SA	1,360	16,145
Danone SA	250	15,327
Dassault Aviation SA	23	4,545
Dassault Systemes SE	259	11,498
Edenred	280	18,740
Eiffage SA	65	6,809
Engie SA	1,546	25,750
EssilorLuxottica SA	113	21,308
Eurazeo SE	49	3,464
Gecina SA	19	2,000
Getlink SE	325	5,526
Hermes International	55	119,409
Ipsen SA	34	4,115
Kering SA	129	71,332
Klepierre SA	85	2,111
La Francaise des Jeux SAEM (e)	49	1,920
Legrand SA	242	24,014
L’Oreal SA	94	43,631
LVMH Moet Hennessy Louis Vuitton SE	479	451,778
Orange SA	725	8,469
Pernod Ricard SA	628	138,777
Publicis Groupe SA	89	7,128
Remy Cointreau SA	70	11,184
Renault SA	74	3,127
Safran SA	309	48,435
Sanofi	1,022	110,035
Sartorius Stedim Biotech	11	2,705
Schneider Electric SE	491	89,246
SEB SA	10	1,002
Societe Generale SA	817	21,259

SEE NOTES TO FINANCIAL STATEMENTS.

54	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Sodexo SA	34	3,744
Teleperformance	54	8,993
Thales SA	95	14,263
TotalEnergies SE	5,479	314,508
Unibail-Rodamco-Westfield (a)	46	2,407
Valeo	80	1,719
Veolia Environnement SA	575	18,215
Vinci SA	480	55,745
Vivendi SE	277	2,541
Wendel SE	30	3,087
Worldline SA (a) (e)	268	9,816

		2,070,353

Germany — 12.3%
adidas AG	281	54,556
Allianz SE (Registered)	453	105,483
BASF SE	347	16,879
Bayer AG (Registered)	885	48,982
Bayerische Motoren Werke AG	132	16,279
Bechtle AG	31	1,246
Beiersdorf AG	39	5,126
Brenntag SE	140	10,912
Carl Zeiss Meditec AG	16	1,692
Commerzbank AG	1,194	13,236
Continental AG	43	3,218
Covestro AG (a) (e)	74	3,871
Daimler Truck Holding AG	446	16,090
Delivery Hero SE (a) (e)	67	2,961
Deutsche Bank AG (Registered)	2,176	22,879
Deutsche Boerse AG	213	39,368
Deutsche Lufthansa AG (Registered) (a)	535	5,481
Deutsche Post AG (Registered)	911	44,490
Deutsche Telekom AG (Registered)	1,257	27,434
E.ON SE	1,901	24,280
Evonik Industries AG	81	1,539
Fresenius Medical Care AG & Co. KGaA	80	3,818
Fresenius SE & Co. KGaA	164	4,551
GEA Group AG	136	5,693
Hannover Rueck SE	68	14,368
Heidelberg Materials AG	55	4,534
HelloFresh SE (a)	63	1,566
Henkel AG & Co. KGaA	42	2,937
Infineon Technologies AG	3,455	142,296
Knorr-Bremse AG	65	5,007
LEG Immobilien SE (a)	29	1,656
Mercedes-Benz Group AG	332	26,759
Merck KGaA	117	19,286
MTU Aero Engines AG	48	12,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	157	59,045
Nemetschek SE	256	19,131
Puma SE	183	11,029
Rational AG	5	3,383
Rheinmetall AG	39	10,797

SECURITY DESCRIPTION	SHARES	VALUE ($)

Germany — continued
RWE AG	534	23,288
SAP SE	4,634	632,984
Scout24 SE (e)	29	1,863
Siemens AG (Registered)	688	114,649
Siemens Energy AG (a)	469	8,301
Siemens Healthineers AG (e)	109	6,185
Symrise AG, Class A	51	5,397
Talanx AG	71	4,077
Telefonica Deutschland Holding AG	348	978
Volkswagen AG	14	2,292
Vonovia SE	278	5,436
Wacker Chemie AG	7	974
Zalando SE (a) (e)	86	2,492

		1,623,325

Hong Kong — 0.4%
Prudential plc	3,449	48,707

Ireland — 0.9%
AerCap Holdings NV (a)	150	9,517
AIB Group plc	1,498	6,305
Bank of Ireland Group plc	1,201	11,469
CRH plc	290	15,992
DCC plc	102	5,679
Experian plc	952	36,547
Flutter Entertainment plc (a)	68	13,777
Kerry Group plc, Class A	63	6,145
Kingspan Group plc	141	9,359
Smurfit Kappa Group plc	104	3,485

		118,275

Italy — 2.8%
Amplifon SpA	48	1,778
Assicurazioni Generali SpA	1,134	23,061
Davide Campari-Milano NV	1,590	22,030
DiaSorin SpA	10	1,014
Enel SpA	6,891	46,463
Eni SpA	5,381	77,472
Ferrari NV	49	15,993
FinecoBank Banca Fineco SpA	685	9,220
Infrastrutture Wireless Italiane SpA (e)	128	1,695
Intesa Sanpaolo SpA	18,097	47,445
Mediobanca Banca di Credito Finanziario SpA	622	7,444
Moncler SpA	357	24,724
Nexi SpA (a) (e)	655	5,139
Poste Italiane SpA (e)	586	6,343
Prysmian SpA	231	9,648
Recordati Industria Chimica e Farmaceutica SpA	95	4,517
Snam SpA	1,757	9,180
Telecom Italia SpA (a)	4,214	1,188
Terna — Rete Elettrica Nazionale	1,219	10,393
UniCredit SpA	2,069	48,118

		372,865

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	55

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — 3.6%
Advantest Corp.	26	3,515
Aeon Co. Ltd.	89	1,812
AGC, Inc.	28	997
Aisin Corp.	20	618
Ajinomoto Co., Inc.	61	2,430
ANA Holdings, Inc. (a)	22	517
Asahi Group Holdings Ltd.	65	2,538
Asahi Intecc Co. Ltd.	30	581
Asahi Kasei Corp.	172	1,167
Astellas Pharma, Inc.	246	3,664
Azbil Corp.	16	494
Bandai Namco Holdings, Inc.	82	1,901
BayCurrent Consulting, Inc.	18	673
Bridgestone Corp.	78	3,196
Brother Industries Ltd.	32	461
Canon, Inc.	136	3,578
Capcom Co. Ltd.	23	928
Central Japan Railway Co.	20	2,456
Chiba Bank Ltd. (The)	72	435
Chubu Electric Power Co., Inc.	89	1,081
Chugai Pharmaceutical Co. Ltd.	92	2,606
Concordia Financial Group Ltd.	144	561
CyberAgent, Inc.	58	426
Dai Nippon Printing Co. Ltd.	30	844
Daifuku Co. Ltd.	41	846
Dai-ichi Life Holdings, Inc.	128	2,440
Daiichi Sankyo Co. Ltd.	252	7,991
Daikin Industries Ltd.	36	7,377
Daito Trust Construction Co. Ltd.	8	841
Daiwa House Industry Co. Ltd.	81	2,145
Daiwa House REIT Investment Corp., Class A	— (h)	573
Daiwa Securities Group, Inc.	184	948
Denso Corp.	59	3,980
Dentsu Group, Inc.	27	901
Disco Corp.	13	1,982
East Japan Railway Co.	41	2,268
Eisai Co. Ltd.	35	2,345
ENEOS Holdings, Inc.	390	1,341
FANUC Corp.	130	4,578
Fast Retailing Co. Ltd.	24	6,078
Fuji Electric Co. Ltd.	18	775
FUJIFILM Holdings Corp.	51	3,033
Fujitsu Ltd.	24	3,082
GLP J-Reit	1	598
GMO Payment Gateway, Inc.	6	447
Hakuhodo DY Holdings, Inc.	32	335
Hamamatsu Photonics KK	19	933
Hankyu Hanshin Holdings, Inc.	31	1,028
Hikari Tsushin, Inc.	3	402
Hirose Electric Co. Ltd.	4	559
Hitachi Construction Machinery Co. Ltd.	15	411
Hitachi Ltd.	128	7,934
Honda Motor Co. Ltd.	209	6,344
Hoshizaki Corp.	15	528

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Hoya Corp.	49	5,828
Hulic Co. Ltd.	52	446
Ibiden Co. Ltd.	15	871
Idemitsu Kosan Co. Ltd.	28	566
Iida Group Holdings Co. Ltd.	23	382
Inpex Corp.	131	1,444
Isuzu Motors Ltd.	79	958
ITOCHU Corp.	162	6,435
Itochu Techno-Solutions Corp.	13	329
Japan Airlines Co. Ltd.	20	425
Japan Exchange Group, Inc.	69	1,209
Japan Metropolitan Fund Invest	1	633
Japan Post Bank Co. Ltd.	202	1,576
Japan Post Holdings Co. Ltd.	297	2,136
Japan Post Insurance Co. Ltd.	27	406
Japan Real Estate Investment Corp.	— (h)	677
Japan Tobacco, Inc.	163	3,577
JFE Holdings, Inc.	68	971
JSR Corp.	24	687
Kajima Corp.	57	865
Kansai Electric Power Co., Inc. (The)	97	1,213
KAO Corp.	64	2,308
Kawasaki Kisen Kaisha Ltd.	19	459
KDDI Corp.	204	6,291
Keio Corp.	14	440
Keisei Electric Railway Co. Ltd.	18	725
Keyence Corp.	26	12,544
Kikkoman Corp.	18	1,051
Kintetsu Group Holdings Co. Ltd.	25	848
Kirin Holdings Co. Ltd.	105	1,536
Kobayashi Pharmaceutical Co. Ltd.	7	375
Kobe Bussan Co. Ltd.	20	529
Koei Tecmo Holdings Co. Ltd.	16	277
Koito Manufacturing Co. Ltd.	28	515
Komatsu Ltd.	126	3,408
Konami Group Corp.	14	713
Kose Corp.	5	433
Kubota Corp.	138	2,025
Kurita Water Industries Ltd.	14	545
Kyocera Corp.	44	2,365
Kyowa Kirin Co. Ltd.	37	678
Lasertec Corp.	10	1,541
Lixil Corp.	39	496
M3, Inc.	61	1,321
Makita Corp.	30	859
Marubeni Corp.	207	3,530
MatsukiyoCocokara & Co.	16	871
Mazda Motor Corp.	77	745
McDonald’s Holdings Co. Japan Ltd.	12	455
MEIJI Holdings Co. Ltd.	30	668
MINEBEA MITSUMI, Inc.	49	935
MISUMI Group, Inc.	39	775
Mitsubishi Chemical Group Corp.	173	1,043
Mitsubishi Corp.	169	8,151
Mitsubishi Electric Corp.	263	3,718

SEE NOTES TO FINANCIAL STATEMENTS.

56	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Mitsubishi Estate Co. Ltd.	154	1,827
Mitsubishi HC Capital, Inc.	119	707
Mitsubishi Heavy Industries Ltd.	43	2,027
Mitsubishi UFJ Financial Group, Inc.	1,553	11,448
Mitsui & Co. Ltd.	179	6,763
Mitsui Chemicals, Inc.	23	684
Mitsui Fudosan Co. Ltd.	122	2,432
Mitsui OSK Lines Ltd.	47	1,140
Mizuho Financial Group, Inc.	328	5,020
MonotaRO Co. Ltd.	34	434
MS&AD Insurance Group Holdings, Inc.	59	2,075
Murata Manufacturing Co. Ltd.	78	4,492
NEC Corp.	34	1,635
Nexon Co. Ltd.	53	1,016
NGK Insulators Ltd.	32	379
NIDEC CORP	57	3,135
Nintendo Co. Ltd.	141	6,446
Nippon Building Fund, Inc.	— (h)	818
NIPPON EXPRESS HOLDINGS INC	10	547
Nippon Paint Holdings Co. Ltd.	129	1,063
Nippon Prologis REIT, Inc.	— (h)	617
Nippon Sanso Holdings Corp.	23	508
Nippon Shinyaku Co. Ltd.	7	290
Nippon Steel Corp.	109	2,290
Nippon Telegraph & Telephone Corp.	4,070	4,816
Nippon Yusen KK	66	1,461
Nissan Chemical Corp.	17	746
Nissan Motor Co. Ltd.	314	1,290
Nisshin Seifun Group, Inc.	27	330
Nissin Foods Holdings Co. Ltd.	8	686
Nitori Holdings Co. Ltd.	11	1,224
Nitto Denko Corp.	20	1,507
Nomura Holdings, Inc.	394	1,503
Nomura Real Estate Holdings, Inc.	15	354
Nomura Real Estate Master Fund, Inc.	1	663
Nomura Research Institute Ltd.	52	1,448
NTT Data Corp.	87	1,214
Obayashi Corp.	88	760
Obic Co. Ltd.	10	1,525
Odakyu Electric Railway Co. Ltd.	40	535
Oji Holdings Corp.	117	436
Olympus Corp.	163	2,578
Omron Corp.	24	1,455
Ono Pharmaceutical Co. Ltd.	53	951
Open House Group Co. Ltd.	11	383
Oracle Corp. Japan	5	387
Oriental Land Co. Ltd.	148	5,782
ORIX Corp.	160	2,918
Osaka Gas Co. Ltd.	51	780
Otsuka Corp.	16	604
Otsuka Holdings Co. Ltd.	53	1,944
Pan Pacific International Holdings Corp.	52	926
Panasonic Holdings Corp.	301	3,686
Persol Holdings Co. Ltd.	24	434
Rakuten Group, Inc.	202	705

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Recruit Holdings Co. Ltd.	196	6,265
Renesas Electronics Corp. (a)	173	3,272
Resona Holdings, Inc.	290	1,388
Ricoh Co. Ltd.	74	633
Rohm Co. Ltd.	12	1,127
SBI Holdings, Inc.	33	642
SCSK Corp.	21	334
Secom Co. Ltd.	29	1,929
Seiko Epson Corp.	40	631
Sekisui Chemical Co. Ltd.	50	717
Sekisui House Ltd.	83	1,685
Seven & i Holdings Co. Ltd.	102	4,424
SG Holdings Co. Ltd.	43	618
Sharp Corp.	27	152
Shimadzu Corp.	33	1,011
Shimano, Inc.	11	1,758
Shimizu Corp.	75	474
Shin-Etsu Chemical Co. Ltd.	248	8,278
Shionogi & Co. Ltd.	36	1,497
Shiseido Co. Ltd.	54	2,457
Shizuoka Financial Group, Inc.	61	437
SMC Corp.	8	4,335
SoftBank Corp.	391	4,178
SoftBank Group Corp.	140	6,598
Sompo Holdings, Inc.	43	1,925
Sony Group Corp.	172	15,481
Square Enix Holdings Co. Ltd.	12	540
Subaru Corp.	84	1,586
SUMCO Corp.	48	674
Sumitomo Chemical Co. Ltd.	191	580
Sumitomo Corp.	153	3,254
Sumitomo Electric Industries Ltd.	98	1,203
Sumitomo Metal Mining Co. Ltd.	34	1,101
Sumitomo Mitsui Financial Group, Inc.	178	7,629
Sumitomo Mitsui Trust Holdings, Inc.	45	1,593
Sumitomo Realty & Development Co. Ltd.	39	959
Suntory Beverage & Food Ltd.	19	685
Suzuki Motor Corp.	51	1,831
Sysmex Corp.	23	1,562
T&D Holdings, Inc.	68	996
Taisei Corp.	23	807
Takeda Pharmaceutical Co. Ltd.	215	6,765
TDK Corp.	53	2,079
Terumo Corp.	92	2,921
TIS, Inc.	30	749
Tobu Railway Co. Ltd.	26	702
Toho Co. Ltd.	15	579
Tokio Marine Holdings, Inc.	245	5,646
Tokyo Electric Power Co. Holdings, Inc. (a)	207	758
Tokyo Electron Ltd.	61	8,771
Tokyo Gas Co. Ltd.	53	1,159
Tokyu Corp.	73	885
Toppan, Inc.	33	717

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	57

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Toray Industries, Inc.	188	1,048
Toshiba Corp.	56	1,748
Tosoh Corp.	35	418
TOTO Ltd.	18	544
Toyota Industries Corp.	20	1,447
Toyota Motor Corp.	1,442	23,182
Toyota Tsusho Corp.	29	1,439
Trend Micro, Inc.	18	881
Unicharm Corp.	55	2,034
USS Co. Ltd.	28	462
Welcia Holdings Co. Ltd.	13	267
West Japan Railway Co.	30	1,256
Yakult Honsha Co. Ltd.	17	1,100
Yamaha Corp.	19	736
Yamaha Motor Co. Ltd.	41	1,176
Yamato Holdings Co. Ltd.	39	701
Yaskawa Electric Corp.	33	1,521
Yokogawa Electric Corp.	31	574
Z Holdings Corp.	362	872
ZOZO, Inc.	17	351

		477,887

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	172	4,142

Luxembourg — 0.1%
ArcelorMittal SA	185	5,049
Eurofins Scientific SE	53	3,356
Tenaris SA	190	2,846

		11,251

Netherlands — 9.4%
ABN AMRO Bank NV, CVA (e)	453	7,048
Adyen NV (a) (e)	24	42,180
Aegon NV	1,895	9,617
Akzo Nobel NV	66	5,417
Argenx SE (a)	21	8,375
ASM International NV	124	52,668
ASML Holding NV	1,067	773,741
Euronext NV (e)	96	6,507
EXOR NV	121	10,815
Ferrovial SE	513	16,220
Heineken Holding NV	351	30,538
Heineken NV	788	81,045
IMCD NV	52	7,446
ING Groep NV	4,063	54,780
JDE Peet’s NV	49	1,455
Just Eat Takeaway.com NV (a) (e)	80	1,227
Koninklijke Ahold Delhaize NV	379	12,936
Koninklijke KPN NV	1,263	4,508
Koninklijke Philips NV	362	7,837
NN Group NV	283	10,469
OCI NV	41	989
Prosus NV (a)	311	22,770
QIAGEN NV (a)	88	3,973

SECURITY DESCRIPTION	SHARES	VALUE ($)

Netherlands — continued
Randstad NV	100	5,282
Stellantis NV	871	15,317
Universal Music Group NV	318	7,056
Wolters Kluwer NV	233	29,587

		1,229,803

Norway — 0.8%
Adevinta ASA, Class B (a)	112	735
Aker BP ASA	125	2,927
DNB Bank ASA	1,044	19,516
Equinor ASA	2,207	64,264
Gjensidige Forsikring ASA	223	3,568
Kongsberg Gruppen ASA	80	3,644
Mowi ASA	171	2,714
Norsk Hydro ASA	528	3,146
Orkla ASA	293	2,108
Salmar ASA	28	1,133
Telenor ASA	272	2,761
Yara International ASA	64	2,251

		108,767

Portugal — 0.2%
EDP — Energias de Portugal SA	2,487	12,158
Galp Energia SGPS SA	1,144	13,368
Jeronimo Martins SGPS SA	109	3,010

		28,536

South Korea — 1.1%
CosmoAM&T Co. Ltd. (a)	13	1,848
Samsung Electronics Co. Ltd.	2,671	147,062

		148,910

Spain — 2.6%
Acciona SA	21	3,587
ACS Actividades de Construccion y Servicios SA	188	6,628
Aena SME SA (e)	68	11,059
Amadeus IT Group SA (a)	175	13,340
Banco Bilbao Vizcaya Argentaria SA	6,780	52,087
Banco Santander SA	18,488	68,445
CaixaBank SA	4,643	19,231
Cellnex Telecom SA (e)	220	8,881
Corp. ACCIONA Energias Renovables SA	60	2,015
EDP Renovaveis SA	220	4,395
Enagas SA	100	1,960
Endesa SA	275	5,914
Grifols SA (a)	117	1,495
Iberdrola SA	4,956	64,716
Industria de Diseno Textil SA	424	16,462
Naturgy Energy Group SA	116	3,449
Redeia Corp. SA	224	3,768
Repsol SA	3,094	45,001
Telefonica SA	2,037	8,268

		340,701

SEE NOTES TO FINANCIAL STATEMENTS.

58	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Sweden — 2.9%
Alfa Laval AB	261	9,538
Assa Abloy AB, Class B	905	21,765
Atlas Copco AB, Class A	2,424	34,992
Atlas Copco AB, Class B	1,422	17,736
Beijer Ref AB, Class B	320	4,085
Boliden AB	106	3,080
Embracer Group AB, Class B (a)	245	613
Epiroc AB, Class A	592	11,209
Epiroc AB, Class B	358	5,790
EQT AB	399	7,679
Essity AB, Class B	237	6,303
Evolution AB (e)	71	8,985
Fastighets AB Balder, Class B (a)	255	932
Getinge AB, Class B	90	1,572
H & M Hennes & Mauritz AB, Class B	254	4,366
Hexagon AB, Class B	808	9,944
Holmen AB, Class B	36	1,296
Husqvarna AB, Class B	378	3,426
Industrivarden AB, Class A	148	4,108
Industrivarden AB, Class C	171	4,727
Indutrade AB	249	5,609
Investment AB Latour, Class B	135	2,672
Investor AB, Class A	495	9,906
Investor AB, Class B	1,939	38,790
Kinnevik AB, Class B (a)	271	3,761
L E Lundbergforetagen AB, Class B	84	3,567
Lifco AB, Class B	212	4,616
Nibe Industrier AB, Class B	1,370	13,026
Saab AB, Class B	72	3,916
Sagax AB, Class B	75	1,479
Sandvik AB	963	18,805
Securitas AB, Class B	445	3,657
Skandinaviska Enskilda Banken AB, Class A	1,814	20,066
Skanska AB, Class B	307	4,311
SKF AB, Class B	307	5,358
Svenska Cellulosa AB SCA, Class B	234	2,982
Svenska Handelsbanken AB, Class A	1,644	13,761
Swedbank AB, Class A	954	16,098
Swedish Orphan Biovitrum AB (a)	66	1,283
Tele2 AB, Class B	210	1,736
Telefonaktiebolaget LM Ericsson, Class B	1,134	6,163
Telia Co. AB	961	2,109
Volvo AB, Class A	147	3,127
Volvo AB, Class B	1,398	28,927
Volvo Car AB, Class B (a)	232	922

		378,793

Switzerland — 17.5%
ABB Ltd. (Registered)	1,420	55,871
Adecco Group AG (Registered)	146	4,769
Alcon, Inc.	194	16,083
Bachem Holding AG, Class B	13	1,143
Baloise Holding AG (Registered)	52	7,593

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland — continued
Banque Cantonale Vaudoise (Registered)	34	3,578
Barry Callebaut AG (Registered)	11	20,625
BKW AG	18	3,224
Chocoladefabriken Lindt & Spruengli AG	3	37,669
Chocoladefabriken Lindt & Spruengli AG (Registered)	— (h)	40,339
Cie Financiere Richemont SA (Registered), Class A	905	153,807
Clariant AG (Registered) (a)	104	1,506
Coca-Cola HBC AG	698	20,820
DSM-Firmenich AG (a)	68	7,314
Dufry AG (Registered) (a)	37	1,701
EMS-Chemie Holding AG (Registered)	3	2,082
Geberit AG (Registered)	31	16,111
Givaudan SA (Registered)	4	11,914
Glencore plc	5,531	31,362
Helvetia Holding AG (Registered)	41	5,620
Holcim AG (a)	214	14,442
Julius Baer Group Ltd.	239	15,109
Kuehne + Nagel International AG (Registered)	49	14,524
Logitech International SA (Registered)	63	3,786
Lonza Group AG (Registered)	29	17,283
Nestle SA (Registered)	8,244	991,704
Novartis AG (Registered)	1,846	186,130
Partners Group Holding AG	26	24,058
Roche Holding AG	662	202,786
Schindler Holding AG	37	8,680
Schindler Holding AG (Registered)	21	4,735
SGS SA (Registered)	136	12,836
SIG Group AG (a)	118	3,267
Sika AG (Registered)	57	16,241
Sonova Holding AG (Registered)	20	5,368
STMicroelectronics NV	1,808	90,189
Straumann Holding AG (Registered)	43	7,014
Swatch Group AG (The)	52	15,097
Swatch Group AG (The) (Registered)	83	4,547
Swiss Life Holding AG (Registered)	35	20,251
Swiss Prime Site AG (Registered)	30	2,641
Swiss Re AG	339	34,119
Swisscom AG (Registered)	10	6,290
Temenos AG (Registered)	25	1,967
UBS Group AG (Registered)	3,691	74,822
VAT Group AG (e)	24	10,141
Zurich Insurance Group AG	169	80,337

		2,311,495

Taiwan — 1.9%
ASE Technology Holding Co. Ltd.	1,363	4,847
eMemory Technology, Inc.	29	2,076
Global Unichip Corp.	39	2,019
Globalwafers Co. Ltd.	96	1,541
MediaTek, Inc.	678	15,008
Nanya Technology Corp.	556	1,267

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	59

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Taiwan — continued
Novatek Microelectronics Corp.	258	3,542
Powerchip Semiconductor Manufacturing Corp.	1,339	1,337
Realtek Semiconductor Corp.	204	2,544
Taiwan Semiconductor Manufacturing Co. Ltd.	10,987	202,966
United Microelectronics Corp.	5,019	7,886
Vanguard International Semiconductor Corp.	397	1,127
Win Semiconductors Corp.	148	784
Winbond Electronics Corp. (a)	1,323	1,170

		248,114

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	116	—

United Kingdom — 19.5%
3i Group plc	1,220	30,233
abrdn plc	2,506	6,960
Admiral Group plc	265	7,018
Anglo American plc	659	18,750
Ashtead Group plc	454	31,483
Associated British Foods plc	181	4,579
AstraZeneca plc	1,597	228,959
Auto Trader Group plc (e)	480	3,729
Aviva plc	3,490	17,558
BAE Systems plc	3,160	37,265
Barclays plc	19,481	38,058
Barratt Developments plc	507	2,666
Berkeley Group Holdings plc	56	2,787
BP plc	43,246	251,797
British American Tobacco plc	1,101	36,575
British Land Co. plc (The)	452	1,743
BT Group plc, Class A	3,606	5,612
Bunzl plc	350	13,347
Burberry Group plc	704	19,005
Centrica plc	2,930	4,620
CNH Industrial NV	927	13,371
Coca-Cola Europacific Partners plc	626	40,305
Compass Group plc	904	25,323
Croda International plc	72	5,168
Diageo plc	7,151	307,447
Endeavour Mining plc	96	2,298
Entain plc	330	5,335
GSK plc	4,220	74,788
Haleon plc	2,638	10,827
Halma plc	197	5,704
Hargreaves Lansdown plc	446	4,627
HSBC Holdings plc	25,030	198,183
Imperial Brands plc	455	10,073
Informa plc	724	6,683
InterContinental Hotels Group plc	90	6,236
Intertek Group plc	166	9,015
J Sainsbury plc	850	2,905
JD Sports Fashion plc	1,358	2,522

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom — continued
Johnson Matthey plc	95	2,105
Kingfisher plc	1,006	2,966
Land Securities Group plc	362	2,645
Legal & General Group plc	7,466	21,618
Lloyds Banking Group plc	83,019	46,022
London Stock Exchange Group plc	503	53,549
M&G plc	2,810	6,839
Mondi plc	250	3,818
National Grid plc	1,906	25,267
NatWest Group plc	7,190	21,977
Next plc	63	5,517
Ocado Group plc (a)	298	2,154
Pearson plc	337	3,529
Persimmon plc	168	2,188
Phoenix Group Holdings plc	942	6,374
Reckitt Benckiser Group plc	371	27,892
RELX plc	1,970	65,704
Rentokil Initial plc	2,611	20,416
Rio Tinto plc	583	37,075
Rolls-Royce Holdings plc (a)	8,652	16,637
Sage Group plc (The)	531	6,236
Schroders plc	1,007	5,604
Segro plc	625	5,701
Severn Trent plc	131	4,278
Shell plc	16,736	499,262
Smith & Nephew plc	453	7,309
Smiths Group plc	366	7,659
Spirax-Sarco Engineering plc	76	10,064
SSE plc	565	13,250
St James’s Place plc	687	9,496
Standard Chartered plc	3,015	26,234
Taylor Wimpey plc	1,813	2,368
Tesco plc	3,793	11,964
Unilever plc	1,309	68,169
United Utilities Group plc	356	4,349
Vodafone Group plc	11,890	11,210
Whitbread plc	104	4,494
Wise plc, Class A (a)	768	6,422
WPP plc	554	5,804

		2,577,719

United States — 0.0% (g)
Parade Technologies Ltd.	34	1,179

Total Common Stocks (Cost $11,286,404)		12,924,769

Preferred Stocks — 0.4%
Germany — 0.2%
Bayerische Motoren Werke AG	19	2,176
Dr Ing hc F Porsche AG (e)	44	5,456
Henkel AG & Co. KGaA	65	5,184
Porsche Automobil Holding SE (a)	60	3,592
Sartorius AG	10	3,528
Volkswagen AG	77	10,389

		30,325

SEE NOTES TO FINANCIAL STATEMENTS.

60	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES		VALUE ($)
Preferred Stocks — continued
South Korea — 0.2%
Samsung Electronics Co. Ltd.		460	20,883

Total Preferred Stocks (Cost $41,774)			51,208

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.8%
Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 4.42%, 07/03/2023		3,845	3,845
Barclays SA, 4.42%, 07/03/2023		1	1
Brown Brothers Harriman,
1.97%, 07/03/2023	DKK	14,224	2,084
2.22%, 07/03/2023	SEK	12,111	1,123
2.60%, 07/03/2023	NOK	11,476	1,069
4.42%, 07/03/2023		4,134	4,134
Citibank NA,
2.37%, 07/03/2023	EUR	8,428	9,196
4.42%, 07/03/2023		7,711	7,711

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)

Time Deposits — continued
Skandinaviska Enskilda Banken AB,
0.65%, 07/03/2023	CHF	17,129	19,137
2.37%, 07/03/2023	EUR	32,649	35,627
3.92%, 07/03/2023	GBP	15,206	19,312
Sumitomo Mitsui Banking Corp.,
(0.37%), 07/03/2023	JPY	348,742	2,417
4.42%, 07/03/2023		3,333	3,333
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023		— (h)	— (h)

Total Short-Term Investments (Cost $108,989)			108,989

Total Investments — 99.2% (Cost — $11,437,167) *			13,084,966

Other Assets in Excess of Liabilities — 0.8%			106,159

NET ASSETS — 100.0%			$13,191,125

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro STOXX 50 Index	1,262	09/2023	EUR	59,779	1,185
FTSE 100 Index	349	09/2023	GBP	33,473	(47)
MSCI Emerging Markets Index	20	09/2023	USD	992	6
SGX FTSE Taiwan Index	54	07/2023	USD	3,138	(18)
TOPIX Index	20	09/2023	JPY	3,088	83

Total unrealized appreciation (depreciation)					1,209

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	61

Six Circles International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

CVA	— Dutch Certification
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Semiconductors	11.5%

Oil & Gas	9.9%

Food	9.1%

Pharmaceuticals	8.9%

Banks	8.3%

Beverages	6.6%

Apparel	5.6%

Software	5.2%

Insurance	4.6%

Commercial Services	2.3%

Electric	2.2%

Retail	2.0%

Aerospace/Defense	1.7%

Auto Manufacturers	1.4%

Diversified Financial Services	1.2%

Miscellaneous Manufacturers	1.2%

Machinery — Diversified	1.1%

Chemicals	1.1%

Cosmetics/Personal Care	1.1%

Transportation	1.0%

Building Materials	1.0%

Others (Each less than 1.0%)	12.2%

Short-Term Investments	0.8%

SEE NOTES TO FINANCIAL STATEMENTS.

62	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — 106.9%
Asset-Backed Securities — 0.7%
Anchorage Capital CLO 11 Ltd., (Cayman Islands), Series 2019-11A, Class AR, (ICE LIBOR USD 3 Month + 1.14%), 6.41%, 07/22/2032 (e) (aa)		1,900	1,872
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 6.31%, 01/15/2032 (e) (aa)		3,300	3,257
Atlas Senior Loan Fund Ltd., (Cayman Islands), Series 2017-8A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 01/16/2030 (e) (aa)		3,901	3,877
Benefit Street Partners CLO XVII Ltd., (Cayman Islands), Series 2019-17A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.34%, 07/15/2032 (e) (aa)		4,300	4,248
CARLYLE US CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.00%), 6.25%, 04/20/2031 (e) (aa)		1,900	1,874
Carmax Auto Owner Trust, Series 2020-1, Class A3, 1.89%, 12/16/2024		33	33
CIFC Funding Ltd., (Cayman Islands), Series 2017-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 6.22%, 10/24/2030 (e) (aa)		3,046	3,021
Crestline Denali CLO XV Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.03%), 6.28%, 04/20/2030 (e) (aa)		4,319	4,276
Dryden 27 R Euro CLO 2017 DAC, (Ireland), Series 2017-27A, Class AR, (ICE LIBOR EUR 3 Month + 0.66%), 4.32%, 04/15/2033 (e) (aa)	EUR	7,600	8,092
Dryden Senior Loan Fund, (Cayman Islands), Series 2014-36A, Class AR3, (CME Term SOFR 3 Month + 1.28%), 6.27%, 04/15/2029 (e) (aa)		5,200	5,167
Ford Credit Auto Owner Trust, Series 2020-B, Class A4, 0.79%, 11/15/2025		850	830
GM Financial Consumer Automobile Receivables Trust,
Series 2020-2, Class A4, 1.74%, 08/18/2025		500	490
Series 2023-1, Class A3, 4.66%, 02/16/2028		1,850	1,826
Series 2023-1, Class A4, 4.59%, 07/17/2028		230	226
Hyundai Auto Receivables Trust, Series 2020-A, Class A3, 1.41%, 11/15/2024		18	18

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Asset-Backed Securities — continued
Madison Park Funding XXVI Ltd., (Cayman Islands), Series 2017-26A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.50%, 07/29/2030 (e) (aa)	2,331	2,321
Magnetite XVIII Ltd., (Cayman Islands), Series 2016-18A, Class AR2, (ICE LIBOR USD 3 Month + 0.88%), 6.20%, 11/15/2028 (e) (aa)	6,438	6,389
Marathon CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A1AR, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 04/15/2029 (e) (aa)	204	203
Marble Point CLO X Ltd., (Cayman Islands), Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 6.30%, 10/15/2030 (e) (aa)	1,535	1,523
Mountain View CLO LLC, (Cayman Islands),
Series 2017-1A, Class AR, (ICE LIBOR USD 3 Month + 1.09%), 6.35%, 10/16/2029 (e) (aa)	1,217	1,208
Series 2017-2A, Class AR, (ICE LIBOR USD 3 Month + 1.04%), 6.30%, 01/16/2031 (e) (aa)	2,870	2,831
Nissan Auto Receivables Owner Trust, Series 2020-A, Class A3, 1.38%, 12/16/2024	18	18
OCP CLO Ltd., (Cayman Islands), Series 2017-14A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 6.53%, 11/20/2030 (e) (aa)	4,974	4,942
Sculptor CLO XXV Ltd., (Cayman Islands), Series 25A, Class A1, (ICE LIBOR USD 3 Month + 1.27%), 6.53%, 01/15/2031 (e) (aa)	1,200	1,181
Sound Point CLO XII Ltd., (Cayman Islands), Series 2016-2A, Class AR2, (ICE LIBOR USD 3 Month + 1.05%), 6.30%, 10/20/2028 (e) (aa)	18	18
Venture 33 CLO Ltd., (Cayman Islands), Series 2018-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 6.32%, 07/15/2031 (e) (aa)	700	690
Vibrant CLO VI Ltd., (Cayman Islands), Series 2017-6A, Class AR, (ICE LIBOR USD 3 Month + 0.95%), 6.46%, 06/20/2029 (e) (aa)	1,485	1,481
Voya CLO Ltd., (Cayman Islands), Series 2017-1A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 6.21%, 04/17/2030 (e) (aa)	4,300	4,263
Wellfleet CLO Ltd., (Cayman Islands), Series 2015-1A, Class AR4, (ICE LIBOR USD 3 Month + 0.89%), 6.14%, 07/20/2029 (e) (aa)	710	701

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	63

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Asset-Backed Securities — continued
World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.10%, 04/15/2025	21	21

Total Asset-Backed Securities (Cost $68,562)		66,897

Collateralized Mortgage Obligations — 2.2%
Citigroup Mortgage Loan Trust,
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (e) (z)	5,902	4,758
Series 2021-INV3, Class A11, (United States 30 Day Average SOFR + 0.85%), 5.00%, 05/25/2051 (e) (aa)	429	393
FHLMC REMICS,
Series 3404, Class SA, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 0.81%, 01/15/2038 (aa)	1,190	79
Series 3680, Class SA, IF, IO, (5.00% - ICE LIBOR USD 1 Month), 0.00%, 06/15/2040 (aa)	2,263	88
Series 4023, Class S, IF, IO, (6.25% - ICE LIBOR USD 1 Month), 1.06%, 03/15/2042 (aa)	1,059	82
Series 4056, Class GS, IF, IO, (6.65% - ICE LIBOR USD 1 Month), 1.46%, 12/15/2041 (aa)	501	40
Series 4134, Class PI, IO, 3.00%, 11/15/2042	463	52
Series 4147, Class JI, IO, 3.50%, 12/15/2032	4,499	403
Series 4165, Class TI, IO, 3.00%, 12/15/2042	488	35
Series 4479, Class AI, IO, 3.50%, 09/15/2025	3,202	83
Series 4598, Class IK, IO, 3.50%, 03/15/2046	603	105
Series 4710, Class EI, IO, 3.50%, 11/15/2031	3,266	246
Series 4751, Class EF, (ICE LIBOR USD 1 Month + 0.25%), 5.44%, 05/15/2041 (aa)	2,775	2,668
Series 4764, Class WF, (ICE LIBOR USD 1 Month + 0.30%), 5.49%, 02/15/2048 (aa)	4,850	4,639
Series 4790, Class F, (ICE LIBOR USD 1 Month + 0.19%), 5.38%, 10/15/2043 (aa)	1,860	1,819
Series 4825, Class SE, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 1.01%, 09/15/2048 (aa)	4,207	439
Series 4888, Class IB, IO, 4.00%, 03/15/2047	340	48
Series 4990, Class MI, IO, 4.00%, 07/25/2050	4,410	989

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 5003, Class AS, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 0.95%, 08/25/2050 (aa)	7,172	881
Series 5013, Class IQ, IO, 3.50%, 09/25/2050	5,205	803
Series 5016, Class PI, IO, 3.00%, 09/25/2050	11,225	1,837
Series 5024, Class BI, IO, 2.00%, 10/25/2050	18,286	2,066
Series 5034, Class MI, IO, 2.00%, 11/25/2050	1,982	250
Series 5034, Class YI, IO, 4.00%, 11/25/2050	2,763	506
Series 5045, Class DI, IO, 2.50%, 11/25/2050	2,829	380
Series 5047, Class CI, IO, 2.00%, 12/25/2050	1,740	230
Series 5056, Class PI, IO, 2.50%, 12/25/2050	8,648	1,085
Series 5062, Class EI, IO, 2.00%, 01/25/2051	3,745	498
Series 5065, Class IG, IO, 3.00%, 01/25/2051	3,391	501
Series 5069, Class DI, IO, 3.50%, 02/25/2041	1,362	169
Series 5069, Class LI, IO, 2.50%, 02/25/2051	14,777	2,083
Series 5071, Class IN, IO, 4.00%, 08/25/2050	5,637	1,225
Series 5087, Class IL, IO, 3.00%, 03/25/2051	2,026	310
Series 5124, Class LI, IO, 4.50%, 07/25/2051	11,893	2,559
Series 5202, Class UI, IO, 3.50%, 01/25/2052	4,236	740
Series 5210, Class AI, IO, 3.50%, 01/25/2042	4,387	585
Series 5227, Class EI, IO, 4.00%, 04/25/2050	4,717	518
FHLMC STRIPs, Series 365, Class C2, IO, 4.00%, 06/15/2049	4,039	747
FNMA Interest STRIP,
Series 379, Class S56, IF, IO, (7.90% - ICE LIBOR USD 1 Month), 2.75%, 05/25/2037 (aa)	382	48
Series 405, Class 1, PO, Zero Coupon, 10/25/2040	309	249
Series 406, Class 23, IO, 6.00%, 11/25/2040 (z)	144	32
FNMA REMICS,
Series 2007-30, Class JS, IF, IO, (6.44% - ICE LIBOR USD 1 Month), 1.29%, 04/25/2037 (aa)	1,655	140
Series 2012-53, Class IO, IO, 3.50%, 05/25/2027	416	17

SEE NOTES TO FINANCIAL STATEMENTS.

64	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2012-98, Class JI, IO, 3.00%, 04/25/2027	887	15
Series 2012-135, Class SB, IF, IO, (6.10% - ICE LIBOR USD 1 Month), 0.95%, 12/25/2042 (aa)	968	90
Series 2013-109, Class BO, PO, Zero Coupon, 07/25/2043	411	252
Series 2014-34, Class US, IF, (8.60% - ICE LIBOR USD 1 Month), 0.00%, 06/25/2044 (aa)	67	53
Series 2016-26, Class SY, IF, (7.03% - ICE LIBOR USD 1 Month), 0.00%, 11/25/2042 (aa)	514	322
Series 2016-63, Class AS, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 0.85%, 09/25/2046 (aa)	1,590	157
Series 2017-97, Class BF, (ICE LIBOR USD 1 Month + 0.30%), 5.45%, 12/25/2047 (aa)	4,844	4,676
Series 2018-67, Class HF, (ICE LIBOR USD 1 Month + 0.30%), 5.45%, 09/25/2048 (aa)	2,563	2,420
Series 2018-67, Class SH, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 1.05%, 09/25/2048 (aa)	3,204	324
Series 2018-77, Class PF, (ICE LIBOR USD 1 Month + 0.30%), 5.45%, 10/25/2048 (aa)	2,069	1,982
Series 2019-48, Class IB, IO, 0.67%, 06/25/2039 (z)	21,659	465
Series 2019-68, Class US, IF, IO, (6.00% - ICE LIBOR USD 1 Month), 0.85%, 11/25/2049 (aa)	6,284	680
Series 2019-78, Class DI, IO, 4.50%, 11/25/2049	628	95
Series 2020-42, Class CI, IO, 3.00%, 06/25/2050	12,921	2,057
Series 2020-60, Class BI, IO, 3.50%, 09/25/2050	11,584	2,123
Series 2020-68, Class CI, IO, 3.00%, 10/25/2050	8,699	1,209
Series 2020-74, Class PI, IO, 2.00%, 12/25/2049	10,463	1,068
Series 2020-86, Class PI, IO, 2.50%, 12/25/2050	3,325	504
Series 2020-89, Class IM, IO, 2.00%, 12/25/2050	9,874	1,218
Series 2020-89, Class LI, IO, 3.00%, 12/25/2050	11,454	1,877
Series 2020-99, Class IQ, IO, 3.00%, 01/25/2051	946	149
Series 2021-3, Class TI, IO, 2.50%, 02/25/2051	2,643	417

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
Series 2021-8, Class YF, (United States 30 Day Average SOFR + 0.20%), 4.49%, 03/25/2061 (aa)	9,492	9,196
GNMA,
Series 2015-H03, Class FA, (ICE LIBOR USD 1 Month + 0.50%), 5.59%, 12/20/2064 (aa)	52	52
Series 2015-H33, Class FA, (ICE LIBOR USD 1 Month + 0.66%), 4.59%, 12/20/2065 (aa)	9,279	9,149
Series 2017-H03, Class HA, 3.00%, 01/20/2067	4,353	4,153
Series 2019-H08, Class FE, (ICE LIBOR USD 1 Month + 0.65%), 3.86%, 01/20/2069 (aa)	4,162	4,032
Series 2019-H16, Class FD, (ICE LIBOR USD 1 Month + 0.80%), 3.63%, 10/20/2069 (aa)	2,428	2,393
Series 2020-142, Class LI, IO, 2.50%, 09/20/2050	11,081	1,479
Series 2020-142, Class MT, IF, IO, (6.15% - ICE LIBOR USD 1 Month), 0.05%, 07/20/2047 (aa)	13,554	25
Series 2020-142, Class TN, IF, IO, (6.20% - ICE LIBOR USD 1 Month), 0.10%, 09/20/2047 (aa)	18,178	73
Series 2020-H12, Class F, (ICE LIBOR USD 1 Month + 0.50%), 4.55%, 07/20/2070 (aa)	577	561
Series 2020-H13, Class FA, (ICE LIBOR USD 1 Month + 0.45%), 4.42%, 07/20/2070 (aa)	6,804	6,559
Series 2020-H14, Class FH, (ICE LIBOR USD 1 Month + 1.25%), 4.58%, 08/20/2070 (aa)	6,739	6,811
Series 2020-H15, Class FH, (ICE LIBOR USD 1 Month + 1.05%), 4.39%, 07/20/2070 (aa)	2,856	2,821
Series 2020-H15, Class FK, (ICE LIBOR USD 1 Month + 1.25%), 4.41%, 04/20/2070 (aa)	5,117	5,082
Series 2020-H16, Class FN, (ICE LIBOR USD 1 Month + 1.25%), 4.40%, 09/20/2070 (aa)	1,855	1,872
Series 2021-23, Class GI, IO, 2.00%, 02/20/2051	11,872	1,308
Series 2021-122, Class IT, IO, 2.50%, 07/20/2051	12,123	1,633
Series 2021-206, Class IG, IO, 2.50%, 09/20/2051	10,335	1,281
Series 2021-223, Class QI, IO, 2.50%, 10/20/2051	11,076	1,237
Series 2021-H03, Class ML, 6.98%, 01/20/2071 (z)	9,580	9,726

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	65

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Collateralized Mortgage Obligations — continued
Series 2021-H05, Class FJ, (United States 30 Day Average SOFR + 0.75%), 4.67%, 03/20/2071 (aa)	313	308
Series 2021-H12, Class DF, (United States 30 Day Average SOFR + 1.50%), 6.18%, 08/20/2071 (aa)	1,984	2,004
Series 2021-H14, Class HF, (United States 30 Day Average SOFR + 1.50%), 6.09%, 09/20/2071 (aa)	7,707	7,861
Series 2021-H16, Class F, (United States 30 Day Average SOFR + 1.50%), 6.57%, 09/20/2071 (aa)	9,655	9,871
Series 2022-H09, Class FA, (United States 30 Day Average SOFR + 0.67%), 5.74%, 04/20/2072 (aa)	554	536
Series 2023-H02, Class FA, (United States 30 Day Average SOFR + 0.90%), 5.97%, 01/20/2073 (aa)	2,948	2,930
Series 2023-H02, Class FL, (United States 30 Day Average SOFR + 0.90%), 5.97%, 01/20/2073 (aa)	8,572	8,522
Series 2023-H02, Class JF, (United States 30 Day Average SOFR + 0.90%), 5.97%, 01/20/2073 (aa)	6,558	6,518
Series 2023-H03, Class FA, (United States 30 Day Average SOFR + 0.87%), 5.94%, 02/20/2073 (aa)	11,767	11,673
Series 2023-H09, Class FA, (United States 30 Day Average SOFR + 0.80%), 5.87%, 04/20/2073 (aa)	1,999	1,967
Series 2023-H11, Class FC, (United States 30 Day Average SOFR + 1.10%), 6.17%, 05/20/2073 (aa)	8,620	8,596
Series 2023-H11, Class FD, (United States 30 Day Average SOFR + 1.15%), 6.22%, 05/20/2073 (aa)	1,502	1,502
Series 2023-H15, Class FB, (United States 30 Day Average SOFR + 1.00%), 6.07%, 03/20/2073 (aa)	2,007	1,999
GS Mortgage-Backed Securities Trust,
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (e) (z)	1,102	884
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (e) (z)	856	688
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 08/18/2043 (e)	2,052	1,889
MFA Trust, Series 2020-NQM2, Class A1, 1.38%, 04/25/2065 (e) (z)	3,448	3,081
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A6, (United States 30 Day Average SOFR + 0.85%), 5.00%, 09/25/2051 (e) (aa)	1,868	1,711

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Collateralized Mortgage Obligations — continued
OBX Trust, Series 2021-INV2, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 10/25/2051 (e) (aa)	435	399
PMT Loan Trust,
Series 2021-INV1, Class A11, (United States 30 Day Average SOFR + 0.90%), 5.00%, 07/25/2051 (e) (aa)	8,663	7,961
Series 2021-INV1, Class A3, 2.50%, 07/25/2051 (e) (z)	4,117	3,304

Total Collateralized Mortgage Obligations (Cost $230,342)		211,225

Commercial Mortgage-Backed Securities — 0.4%
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class ASB, 3.43%, 09/15/2048	308	296
BANK,
Series 2017-BNK7, Class AS, 3.75%, 09/15/2060	750	676
Series 2018-BN13, Class A5, 4.22%, 08/15/2061 (z)	500	470
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (z)	1,235	1,171
Barclays Commercial Mortgage Trust,
Series 2019-C5, Class A4, 3.06%, 11/15/2052	1,000	874
Series 2019-C5, Class ASB, 2.99%, 11/15/2052	500	461
BBCMS Mortgage Trust,
Series 2020-C6, Class ASB, 2.60%, 02/15/2053	600	539
Series 2020-C7, Class A5, 2.04%, 04/15/2053	210	171
BCP Trust, Series 2021-330N, Class A, (ICE LIBOR USD 1 Month + 0.80%), 5.99%, 06/15/2038 (e) (aa)	2,800	2,499
Benchmark Mortgage Trust,
Series 2020-B16, Class AM, 2.94%, 02/15/2053 (z)	350	287
Series 2020-B17, Class A5, 2.29%, 03/15/2053	500	403
Series 2020-B20, Class A5, 2.03%, 10/15/2053	750	581
BWAY Mortgage Trust, Series 2021-1450, Class A, (ICE LIBOR USD 1 Month + 1.25%), 6.44%, 09/15/2036 (e) (aa)	4,600	4,311
BX Commercial Mortgage Trust, Series 2021-21M, Class A, (ICE LIBOR USD 1 Month + 0.73%), 5.92%, 10/15/2036 (e) (aa)	2,235	2,164
CD Mortgage Trust, Series 2017-CD5, Class AAB, 3.22%, 08/15/2050	818	775

SEE NOTES TO FINANCIAL STATEMENTS.

66	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Commercial Mortgage-Backed Securities — continued
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4, 3.46%, 08/15/2050	1,100	1,004
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AS, 3.86%, 07/10/2047	250	239
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	500	481
Series 2015-GC33, Class AS, 4.11%, 09/10/2058	500	466
Series 2019-GC41, Class AS, 3.02%, 08/10/2056	250	208
COMM Mortgage Trust, Series 2016-CR28, Class ASB, 3.53%, 02/10/2049	248	238
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class ASB, 3.31%, 11/15/2049	222	213
CSMC, Series 2020-FACT, Class A, (ICE LIBOR USD 1 Month + 1.35%), 6.54%, 10/15/2037 (e) (aa)	2,100	2,019
FHLMC Multifamily Structured Pass Through Certificates,
Series K047, Class A2, 3.33%, 05/25/2025 (z)	1,000	963
Series K049, Class A2, 3.01%, 07/25/2025	250	239
Series K057, Class A2, 2.57%, 07/25/2026	850	798
Series K063, Class A2, 3.43%, 01/25/2027 (z)	1,000	955
Series K071, Class A2, 3.29%, 11/25/2027	500	473
Series K073, Class A2, 3.35%, 01/25/2028	1,000	947
Series K075, Class A2, 3.65%, 02/25/2028 (z)	500	480
Series K094, Class A2, 2.90%, 06/25/2029	112	102
Series K103, Class A2, 2.65%, 11/25/2029	500	447
Series K108, Class A2, 1.52%, 03/25/2030	304	252
Series K117, Class A2, 1.41%, 08/25/2030	1,500	1,215
Series K118, Class A2, 1.49%, 09/25/2030	500	407
Series K725, Class A2, 3.00%, 01/25/2024	218	215
Series K726, Class A2, 2.91%, 04/25/2024	684	671
Series K729, Class A2, 3.14%, 10/25/2024	200	194
Series K737, Class A2, 2.53%, 10/25/2026	650	605

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Commercial Mortgage-Backed Securities — continued
Series K-152, Class A2, 3.78%, 11/25/2032 (z)	2,500	2,366
FNMA-ACES,
Series 2015-M10, Class A2, 3.09%, 04/25/2027 (z)	452	427
Series 2016-M5, Class A2, 2.47%, 04/25/2026	470	440
Series 2017-M11, Class A2, 2.98%, 08/25/2029	998	915
Series 2017-M12, Class A2, 3.16%, 06/25/2027 (z)	92	87
Series 2017-M13, Class A2, 3.03%, 09/25/2027 (z)	513	478
Series 2018-M8, Class A2, 3.41%, 06/25/2028 (z)	907	857
Series 2020-M46, Class A2, 1.32%, 05/25/2030	1,000	815
GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.05%, 11/10/2052	250	215
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A4, 3.33%, 05/15/2049	500	466
Series 2016-C31, Class A5, 3.10%, 11/15/2049	500	454
Series 2016-C32, Class A4, 3.72%, 12/15/2049	1,000	934
UBS Commercial Mortgage Trust,
Series 2018-C11, Class ASB, 4.12%, 06/15/2051	687	651
Series 2018-C12, Class A5, 4.30%, 08/15/2051	1,380	1,276
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class A5, 3.41%, 12/15/2047	420	401
Series 2015-C27, Class A5, 3.45%, 02/15/2048	918	872
Series 2015-LC20, Class A5, 3.18%, 04/15/2050	500	473
Series 2017-C39, Class A5, 3.42%, 09/15/2050	1,000	912
Series 2017-C40, Class A4, 3.58%, 10/15/2050	550	504
Series 2018-C44, Class A5, 4.21%, 05/15/2051	1,000	936
Series 2021-C60, Class A4, 2.34%, 08/15/2054	550	441

Total Commercial Mortgage-Backed Securities (Cost $50,440)		44,429

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	67

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — 42.0%
Basic Materials — 1.1%
Chemicals — 0.5%
Air Liquide Finance SA, (France),
Reg. S, 0.63%, 06/20/2030	EUR	800	726
Reg. S, 0.75%, 06/13/2024	EUR	1,200	1,269
Air Products and Chemicals, Inc.,
0.50%, 05/05/2028	EUR	1,000	934
0.80%, 05/05/2032	EUR	2,000	1,697
1.00%, 02/12/2025	EUR	4,450	4,640
2.80%, 05/15/2050		15	11
4.00%, 03/03/2035	EUR	1,600	1,764
Akzo Nobel NV, (Netherlands),
Reg. S, 1.50%, 03/28/2028	EUR	1,000	976
Reg. S, 2.00%, 03/28/2032	EUR	1,000	928
Albemarle Corp., 5.65%, 06/01/2052		75	71
Argentum Netherlands BV for Givaudan SA, (Netherlands),
Reg. S, 1.13%, 09/17/2025	EUR	800	818
Reg. S, 2.00%, 09/17/2030	EUR	1,000	960
Arkema SA, (France),
Reg. S, 0.75%, 12/03/2029	EUR	1,000	905
Reg. S, (EUR Swap Rate 5 Year + 1.57%), 1.50%, 10/21/2025 (x) (aa)	EUR	1,000	963
Reg. S, 1.50%, 04/20/2027	EUR	1,000	1,009
Brenntag Finance BV, (Netherlands),
Reg. S, 0.50%, 10/06/2029	EUR	500	436
Reg. S, 1.13%, 09/27/2025	EUR	1,000	1,025
CF Industries, Inc., 4.50%, 12/01/2026 (e)		1,800	1,735
Covestro AG, (Germany), Reg. S, 0.88%, 02/03/2026	EUR	1,875	1,895
Dow Chemical Co. (The),
4.55%, 11/30/2025		118	115
5.25%, 11/15/2041		600	578
6.90%, 05/15/2053		960	1,082
Ecolab, Inc., 1.00%, 01/15/2024	EUR	1,950	2,094
EIDP, Inc., 2.30%, 07/15/2030		404	337
FMC Corp.,
3.20%, 10/01/2026		10	9
5.15%, 05/18/2026		675	664
5.65%, 05/18/2033		1,390	1,357
Givaudan Finance Europe BV, (Netherlands), Reg. S, 1.00%, 04/22/2027	EUR	100	99
Huntsman International LLC, 4.50%, 05/01/2029		975	891
International Flavors & Fragrances, Inc., 1.80%, 09/25/2026	EUR	1,500	1,470
LANXESS AG, (Germany), Reg. S, 0.63%, 12/01/2029	EUR	500	426
Linde Finance BV, (Netherlands),
Reg. S, 0.25%, 05/19/2027	EUR	1,000	960
Reg. S, 0.55%, 05/19/2032	EUR	800	672
Reg. S, 1.00%, 04/20/2028	EUR	1,000	982
Reg. S, 1.88%, 05/22/2024	EUR	1,825	1,960

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Linde plc, (Ireland), Reg. S, 1.00%, 09/30/2051	EUR	1,500	912
LYB International Finance BV, (Netherlands), 4.88%, 03/15/2044		550	483
LYB International Finance II BV, (Netherlands),
0.88%, 09/17/2026	EUR	1,000	977
1.63%, 09/17/2031	EUR	1,000	885
3.50%, 03/02/2027		100	95
LYB International Finance III LLC,
3.38%, 10/01/2040		290	213
3.63%, 04/01/2051		235	162
PPG Industries, Inc.,
0.88%, 11/03/2025	EUR	1,000	1,015
1.20%, 03/15/2026		35	31
1.40%, 03/13/2027	EUR	1,000	987
1.88%, 06/01/2025	EUR	1,500	1,569
2.75%, 06/01/2029	EUR	4,200	4,268
Solvay SA, (Belgium), Reg. S, 2.75%, 12/02/2027	EUR	1,000	1,045
Westlake Corp., 1.63%, 07/17/2029	EUR	3,000	2,684
Yara International ASA, (Norway), 3.15%, 06/04/2030 (e)		1,000	837

			52,621

Forest Products & Paper — 0.0% (g)
Georgia-Pacific LLC, 8.88%, 05/15/2031		100	123
Mondi Finance Europe GmbH, (Austria), Reg. S, 2.38%, 04/01/2028	EUR	500	506
Mondi Finance plc, (United Kingdom),
Reg. S, 1.50%, 04/15/2024	EUR	500	534
Reg. S, 1.63%, 04/27/2026	EUR	1,000	1,017

			2,180

Iron/Steel — 0.1%
ArcelorMittal SA, (Luxembourg),
Reg. S, 1.75%, 11/19/2025	EUR	1,500	1,552
Reg. S, 4.88%, 09/26/2026	EUR	1,500	1,668
Reliance Steel & Aluminum Co.,
1.30%, 08/15/2025		320	292
2.15%, 08/15/2030		980	798
Steel Dynamics, Inc., 3.25%, 01/15/2031		4,050	3,508

			7,818

Mining — 0.5%
Anglo American Capital plc, (United Kingdom),
Reg. S, 1.63%, 09/18/2025	EUR	1,000	1,034
Reg. S, 1.63%, 03/11/2026	EUR	1,000	1,021
AngloGold Ashanti Holdings plc, (Isle of Man), 3.75%, 10/01/2030		550	472
Barrick PD Australia Finance Pty Ltd., (Australia), 5.95%, 10/15/2039		920	959

SEE NOTES TO FINANCIAL STATEMENTS.

68	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Mining — continued
BHP Billiton Finance Ltd., (Australia),
Series 10, Reg. S, 3.25%, 09/24/2027	EUR	1,898	2,022
Series 12, Reg. S, 4.30%, 09/25/2042	GBP	1,000	1,062
Series 13, Reg. S, 3.13%, 04/29/2033	EUR	11,191	11,243
Series 17, Reg. S, 1.50%, 04/29/2030	EUR	2,175	2,010
BHP Billiton Finance USA Ltd., (Australia),
4.75%, 02/28/2028		600	595
4.90%, 02/28/2033		275	274
Freeport-McMoRan, Inc., 4.13%, 03/01/2028		1,500	1,410
Glencore Capital Finance DAC, (Ireland), Reg. S, 0.75%, 03/01/2029	EUR	1,900	1,680
Glencore Finance Europe Ltd., (Jersey),
Reg. S, 0.63%, 09/11/2024	EUR	7,500	7,809
Reg. S, 1.50%, 10/15/2026	EUR	3,500	3,496
Reg. S, 3.75%, 04/01/2026	EUR	1,500	1,614
Kinross Gold Corp., (Canada),
4.50%, 07/15/2027		2,500	2,393
6.25%, 07/15/2033 (e) (w)		570	564
Norsk Hydro ASA, (Norway),
Reg. S, 1.13%, 04/11/2025	EUR	2,700	2,773
Reg. S, 2.00%, 04/11/2029	EUR	800	764
Orano SA, (France),
Reg. S, 2.75%, 03/08/2028	EUR	100	100
Reg. S, 5.38%, 05/15/2027	EUR	200	223
Rio Tinto Finance plc, (United Kingdom), Reg. S, 4.00%, 12/11/2029	GBP	2,000	2,289
Rio Tinto Finance USA Ltd., (Australia), 2.75%, 11/02/2051		150	102
Rio Tinto Finance USA plc, (United Kingdom), 5.13%, 03/09/2053		315	317
Southern Copper Corp.,
3.88%, 04/23/2025		35	34
5.25%, 11/08/2042		112	107
5.88%, 04/23/2045		9	9
6.75%, 04/16/2040		10	11
Yamana Gold, Inc., (Canada), 2.63%, 08/15/2031		2,705	2,106

			48,493

Total Basic Materials			111,112

Communications — 2.4%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The), 3.38%, 03/01/2041		64	47
JCDecaux SE, (France),
Reg. S, 1.63%, 02/07/2030	EUR	1,000	892
Reg. S, 2.63%, 04/24/2028	EUR	1,000	1,004
Reg. S, 5.00%, 01/11/2029	EUR	4,500	4,918
MMS USA Holdings, Inc.,
Reg. S, 0.63%, 06/13/2025	EUR	2,900	2,956
Reg. S, 1.25%, 06/13/2028	EUR	3,700	3,549
Reg. S, 1.75%, 06/13/2031	EUR	5,000	4,629

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Advertising — continued
Omnicom Group, Inc., 2.60%, 08/01/2031		620	514

			18,509

Internet — 0.5%
Alphabet, Inc.,
1.90%, 08/15/2040		700	480
2.25%, 08/15/2060		265	161
Amazon.com, Inc.,
3.10%, 05/12/2051		75	56
3.25%, 05/12/2061		15	11
3.45%, 04/13/2029		885	832
Booking Holdings, Inc.,
0.10%, 03/08/2025	EUR	1,500	1,532
0.50%, 03/08/2028	EUR	1,500	1,403
1.80%, 03/03/2027	EUR	1,500	1,518
2.38%, 09/23/2024	EUR	1,000	1,068
3.60%, 06/01/2026		50	48
4.63%, 04/13/2030		315	307
Expedia Group, Inc.,
3.25%, 02/15/2030		1,140	992
3.80%, 02/15/2028		700	654
4.63%, 08/01/2027		700	678
Meta Platforms, Inc.,
3.50%, 08/15/2027		240	228
3.85%, 08/15/2032		460	427
4.65%, 08/15/2062		150	132
5.60%, 05/15/2053		500	513
5.75%, 05/15/2063		455	470
Netflix, Inc., 4.63%, 05/15/2029	EUR	15,000	16,547
Prosus NV, (Netherlands),
Reg. S, 1.21%, 01/19/2026	EUR	4,000	3,960
Reg. S, 1.29%, 07/13/2029	EUR	9,000	7,459
Reg. S, 1.54%, 08/03/2028	EUR	1,000	895
Reg. S, 1.99%, 07/13/2033	EUR	5,937	4,427
Reg. S, 2.03%, 08/03/2032	EUR	3,900	3,013
Reg. S, 2.09%, 01/19/2030	EUR	1,000	851
Reg. S, 2.78%, 01/19/2034	EUR	2,700	2,165
VeriSign, Inc.,
2.70%, 06/15/2031		1,090	907
4.75%, 07/15/2027		277	273
5.25%, 04/01/2025		267	264

			52,271

Media — 0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.70%, 04/01/2051		2,440	1,540
3.95%, 06/30/2062		330	203
4.50%, 02/01/2024		105	104
4.80%, 03/01/2050		955	720
4.91%, 07/23/2025		45	44
5.25%, 04/01/2053		50	40
5.50%, 04/01/2063		35	28

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	69

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Media — continued
Comcast Corp.,
0.25%, 09/14/2029	EUR	3,100	2,743
1.88%, 02/20/2036	GBP	575	487
1.95%, 01/15/2031		2,875	2,352
2.35%, 01/15/2027		57	52
2.65%, 02/01/2030		530	463
2.65%, 08/15/2062		50	30
2.89%, 11/01/2051		190	127
2.99%, 11/01/2063		330	209
3.15%, 02/15/2028		298	278
3.20%, 07/15/2036		25	20
3.40%, 07/15/2046		420	319
3.75%, 04/01/2040		300	252
3.97%, 11/01/2047		145	120
4.25%, 10/15/2030		900	866
4.60%, 10/15/2038		120	112
Cox Communications, Inc.,
3.50%, 08/15/2027 (e)		3,180	2,956
3.85%, 02/01/2025 (e)		1,500	1,451
5.45%, 09/15/2028 (e)		700	699
Discovery Communications LLC,
4.13%, 05/15/2029		940	858
5.20%, 09/20/2047		1,100	899
FactSet Research Systems, Inc.,
2.90%, 03/01/2027		965	885
3.45%, 03/01/2032		337	286
Informa plc, (United Kingdom),
Reg. S, 1.25%, 04/22/2028	EUR	10,100	9,539
Reg. S, 2.13%, 10/06/2025	EUR	7,000	7,278
Reg. S, 3.13%, 07/05/2026	GBP	1,100	1,256
ITV plc, (United Kingdom), Reg. S, 1.38%, 09/26/2026	EUR	1,500	1,488
Paramount Global, 4.85%, 07/01/2042		1,580	1,168
Pearson Funding plc, (United Kingdom), Reg. S, 3.75%, 06/04/2030	GBP	2,475	2,663
TDF Infrastructure SASU, (France), Reg. S, 1.75%, 12/01/2029	EUR	4,500	3,939
Time Warner Cable LLC,
4.50%, 09/15/2042		300	224
5.50%, 09/01/2041		800	664
Vivendi SE, (France), Reg. S, 1.13%, 12/11/2028	EUR	1,200	1,145
Walt Disney Co. (The),
1.75%, 01/13/2026		45	42
2.00%, 09/01/2029		790	672
Wolters Kluwer NV, (Netherlands),
Reg. S, 0.25%, 03/30/2028	EUR	2,500	2,339
Reg. S, 0.75%, 07/03/2030	EUR	1,475	1,324
Reg. S, 1.50%, 03/22/2027	EUR	4,375	4,401
Reg. S, 2.50%, 05/13/2024	EUR	1,000	1,078
Reg. S, 3.00%, 09/23/2026	EUR	5,000	5,320

			63,683

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — 1.0%
America Movil SAB de CV, (Mexico),
2.13%, 03/10/2028	EUR	1,300	1,306
4.38%, 08/07/2041	GBP	1,500	1,574
5.00%, 10/27/2026	GBP	1,200	1,456
AT&T, Inc.,
1.65%, 02/01/2028		180	155
1.70%, 03/25/2026		1,170	1,066
1.80%, 09/05/2026	EUR	2,250	2,291
2.05%, 05/19/2032	EUR	200	185
2.45%, 03/15/2035	EUR	825	749
3.50%, 06/01/2041		2,790	2,135
3.55%, 09/15/2055		10	7
3.65%, 06/01/2051		1,800	1,319
3.65%, 09/15/2059		390	271
3.80%, 02/15/2027		40	38
3.85%, 06/01/2060		70	51
4.25%, 06/01/2043	GBP	200	193
4.30%, 11/18/2034	EUR	2,500	2,732
4.30%, 12/15/2042		100	85
4.50%, 03/09/2048		15	13
4.75%, 05/15/2046		70	62
4.85%, 03/01/2039		195	179
5.40%, 02/15/2034		310	310
7.00%, 04/30/2040	GBP	400	535
Bell Telephone Co. of Canada or Bell Canada (The), (Canada),
3.65%, 08/15/2052		135	102
Series US-3, 0.75%, 03/17/2024		45	44
British Telecommunications plc, (United Kingdom), Reg. S, 1.75%, 03/10/2026		EUR 3,000	3,082
Chorus Ltd., (New Zealand), Reg. S, 3.63%, 09/07/2029	EUR	2,650	2,813
CK Hutchison Group Telecom Finance SA, (Luxembourg), Reg. S, 0.38%, 10/17/2023		EUR 1,300	1,403
Corning, Inc., 5.45%, 11/15/2079		115	104
Elisa OYJ, (Finland), Reg. S, 0.88%, 03/17/2024	EUR	100	107
Emirates Telecommunications Group Co. PJSC, (United Arab Emirates), Reg. S, 0.88%, 05/17/2033		EUR 1,600	1,308
Eutelsat SA, (France),
Reg. S, 2.00%, 10/02/2025	EUR	1,000	985
Reg. S, 2.25%, 07/13/2027	EUR	1,000	902
Juniper Networks, Inc., 2.00%, 12/10/2030		331	257
Koninklijke KPN NV, (Netherlands),
Reg. S, 3.88%, 07/03/2031 (w)	EUR	7,100	7,709
Reg. S, 5.75%, 09/17/2029	GBP	5,000	6,073
Motorola Solutions, Inc.,
2.30%, 11/15/2030		47	38
2.75%, 05/24/2031		1,670	1,368
4.60%, 05/23/2029		40	38
5.50%, 09/01/2044		975	924

SEE NOTES TO FINANCIAL STATEMENTS.

70	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Telecommunications — continued
NTT Finance Corp., (Japan),
Reg. S, 0.01%, 03/03/2025	EUR	500	510
Reg. S, 0.08%, 12/13/2025	EUR	1,000	994
Reg. S, 0.34%, 03/03/2030	EUR	500	440
Reg. S, 0.40%, 12/13/2028	EUR	1,000	921
O2 Telefonica Deutschland Finanzierungs GmbH, (Germany), Reg. S, 1.75%, 07/05/2025	EUR	1,000	1,039
Optus Finance Pty Ltd., (Australia), Reg. S, 1.00%, 06/20/2029		EUR 1,400	1,251
Orange SA, (France),
Reg. S, 0.00%, 09/04/2026	EUR	2,000	1,944
Reg. S, 0.50%, 09/04/2032	EUR	2,000	1,654
Reg. S, 3.25%, 01/15/2032	GBP	1,100	1,173
OTE plc, (United Kingdom), Reg. S, 0.88%, 09/24/2026	EUR	100	99
Proximus SADP, (Belgium),
Reg. S, 0.75%, 11/17/2036	EUR	100	73
Reg. S, 1.88%, 10/01/2025	EUR	100	104
Rogers Communications, Inc., (Canada),
3.20%, 03/15/2027 (e)		257	239
3.80%, 03/15/2032 (e)		68	59
4.50%, 03/15/2042 (e)		251	208
4.55%, 03/15/2052 (e)		192	154
SES SA, (Luxembourg), Reg. S, 3.50%, 01/14/2029	EUR	2,300	2,311
Sprint LLC,
7.63%, 02/15/2025		2,800	2,859
7.63%, 03/01/2026		2,500	2,597
Telefonaktiebolaget LM Ericsson, (Sweden), Reg. S, 1.00%, 05/26/2029		EUR 2,715	2,347
Telenor ASA, (Norway), Reg. S, 0.25%, 02/14/2028	EUR	1,300	1,208
Telia Co. AB, (Sweden),
Reg. S, 2.13%, 02/20/2034	EUR	700	642
Reg. S, 3.88%, 10/01/2025	EUR	5,000	5,438
Telstra Corp. Ltd., (Australia), Reg. S, 1.00%, 04/23/2030	EUR	3,500	3,212
Telstra Group Ltd., (Australia), Reg. S, 3.75%, 05/04/2031	EUR	8,425	9,189
T-Mobile USA, Inc.,
1.50%, 02/15/2026		10	9
2.63%, 04/15/2026		510	473
3.00%, 02/15/2041		50	36
3.30%, 02/15/2051		120	84
3.60%, 11/15/2060		290	203
3.75%, 04/15/2027		380	360
3.88%, 04/15/2030		3,420	3,150
5.05%, 07/15/2033		800	785
5.20%, 01/15/2033		165	164
5.80%, 09/15/2062		310	314
Verizon Communications, Inc.,
0.88%, 04/02/2025	EUR	750	776

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
0.88%, 04/08/2027	EUR	475	463
1.68%, 10/30/2030		78	62
2.10%, 03/22/2028		350	307
2.36%, 03/15/2032		340	273
2.50%, 04/08/2031	GBP	1,000	1,001
2.55%, 03/21/2031		650	542
2.65%, 11/20/2040		1,070	743
3.25%, 02/17/2026	EUR	200	215
3.38%, 02/15/2025		90	87
3.55%, 03/22/2051		70	52
3.88%, 03/01/2052		370	291
4.02%, 12/03/2029		150	140
4.13%, 08/15/2046		80	66
4.27%, 01/15/2036		25	23
4.33%, 09/21/2028		860	829
4.40%, 11/01/2034		20	18
4.75%, 10/31/2034	EUR	1,000	1,142

			97,242

Total Communications			231,705

Consumer Cyclical — 2.5%
Airlines — 0.2%
easyJet FinCo. BV, (Netherlands), Reg. S, 1.88%, 03/03/2028	EUR	16,450	15,650
easyJet plc, (United Kingdom), Reg. S, 0.88%, 06/11/2025	EUR	1,500	1,535
Ryanair DAC, (Ireland),
Reg. S, 0.88%, 05/25/2026	EUR	1,500	1,493
Reg. S, 2.88%, 09/15/2025	EUR	1,000	1,062
Southwest Airlines Co., 5.13%, 06/15/2027		1,150	1,140
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		525	498
4.63%, 04/15/2029 (e)		360	328

			21,706

Apparel — 0.1%
Burberry Group plc, (United Kingdom), Reg. S, 1.13%, 09/21/2025	GBP	825	929
LVMH Moet Hennessy Louis Vuitton SE, (France),
Reg. S, 0.13%, 02/11/2028	EUR	800	758
Reg. S, 0.75%, 04/07/2025	EUR	300	311
Reg. S, 1.13%, 02/11/2027	GBP	1,200	1,304
Tapestry, Inc.,
3.05%, 03/15/2032		905	722
4.13%, 07/15/2027		2,020	1,896
VF Corp., 2.40%, 04/23/2025		25	23

			5,943

Auto Manufacturers — 1.2%
American Honda Finance Corp.,
0.75%, 11/25/2026	GBP	4,800	5,095
1.50%, 10/19/2027	GBP	2,300	2,433

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	71

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Auto Manufacturers — continued
Cummins, Inc., 2.60%, 09/01/2050		160	103
Dongfeng Motor Hong Kong International Co. Ltd., (Hong Kong), Reg. S, 0.43%, 10/19/2024	EUR	600	614
Ford Motor Co., 3.25%, 02/12/2032		700	551
Ford Motor Credit Co. LLC,
4.00%, 11/13/2030		545	466
4.95%, 05/28/2027		3,065	2,891
General Motors Co.,
5.20%, 04/01/2045		940	800
5.40%, 04/01/2048		215	185
6.25%, 10/02/2043		170	166
6.60%, 04/01/2036		520	533
General Motors Financial Co., Inc.,
Reg. S, 1.69%, 03/26/2025	EUR	1,475	1,537
1.70%, 08/18/2023		70	69
Reg. S, 2.35%, 09/03/2025	GBP	8,725	10,063
2.35%, 02/26/2027		110	98
2.70%, 08/20/2027		1,450	1,284
2.70%, 06/10/2031		585	466
2.75%, 06/20/2025		980	923
2.90%, 02/26/2025		45	43
5.00%, 04/09/2027		1,120	1,090
Honda Motor Co. Ltd., (Japan), 2.53%, 03/10/2027		410	378
Mercedes-Benz Finance Canada, Inc., (Canada), Reg. S, 3.00%, 02/23/2027	EUR	2,625	2,786
Mercedes-Benz Group AG, (Germany),
Reg. S, 1.13%, 11/06/2031	EUR	15	14
Reg. S, 2.13%, 07/03/2037	EUR	775	716
Mercedes-Benz International Finance BV, (Netherlands),
Reg. S, 1.63%, 08/22/2023	EUR	20	22
Reg. S, 1.63%, 11/11/2024	GBP	5,000	5,982
Nissan Motor Acceptance Co. LLC, 1.13%, 09/16/2024 (e)		1,600	1,490
Nissan Motor Co. Ltd., (Japan),
Reg. S, 2.65%, 03/17/2026	EUR	4,800	4,896
3.52%, 09/17/2025 (e)		3,000	2,790
PACCAR Financial Europe BV, (Netherlands), Reg. S, 3.25%, 11/29/2025		EUR 8,750	9,381
RCI Banque SA, (France),
Reg. S, 1.13%, 01/15/2027	EUR	5,000	4,849
Reg. S, 4.75%, 07/06/2027	EUR	2,100	2,280
Stellantis Finance US, Inc., 2.69%, 09/15/2031 (e)		460	367
Stellantis NV, (Netherlands), Reg. S, 4.38%, 03/14/2030	EUR	2,075	2,264
Toyota Motor Credit Corp.,
0.80%, 01/09/2026		200	180
3.65%, 08/18/2025		580	560
3.95%, 06/30/2025		175	171
4.80%, 01/10/2025		110	109

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Manufacturers — continued
Volkswagen Bank GmbH, (Germany),
Reg. S, 1.25%, 06/10/2024	EUR	4,500	4,770
Reg. S, 1.25%, 12/15/2025	EUR	1,000	1,015
Volkswagen Financial Services AG, (Germany),
Reg. S, 0.00%, 02/12/2025	EUR	10,000	10,172
Reg. S, 1.50%, 10/01/2024	EUR	1,000	1,057
Reg. S, 2.25%, 10/16/2026	EUR	10	10
Reg. S, 3.00%, 04/06/2025	EUR	20	21
Reg. S, 3.38%, 04/06/2028	EUR	1,450	1,527
Volkswagen Financial Services NV, (Netherlands), Reg. S, 1.13%, 07/05/2026		GBP 1,000	1,077
Volkswagen Group of America Finance LLC, 4.35%, 06/08/2027 (e)		1,540	1,482
Volkswagen International Finance NV, (Netherlands),
Reg. S, 0.05%, 06/10/2024	EUR	400	420
Reg. S, 3.13%, 03/28/2025	EUR	1,000	1,069
Reg. S, (EUR Swap Rate 5 Year + 3.75%), 3.50%, 06/17/2025 (x) (aa)	EUR	1,000	1,023
Reg. S, (EUR Swap Rate 5 Year + 2.92%), 3.75%, 12/28/2027 (x) (aa)	EUR	1,000	948
Reg. S, (EUR Swap Rate 9 Year + 3.96%), 3.88%, 06/17/2029 (x) (aa)	EUR	2,000	1,825
Reg. S, 4.13%, 11/16/2038	EUR	1,900	1,977
Reg. S, (EUR Swap Rate 12 Year + 2.97%), 4.63%, 03/24/2026 (x) (aa)	EUR	210	218
Volkswagen Leasing GmbH, (Germany),
Reg. S, 0.00%, 07/19/2024	EUR	4,000	4,181
Reg. S, 0.38%, 07/20/2026	EUR	1,500	1,450
Reg. S, 0.63%, 07/19/2029	EUR	1,000	880
Reg. S, 1.38%, 01/20/2025	EUR	1,000	1,042
Reg. S, 1.50%, 06/19/2026	EUR	10,000	10,047

			114,856

Auto Parts & Equipment — 0.2%
Autoliv, Inc., Reg. S, 4.25%, 03/15/2028	EUR	2,125	2,298
BorgWarner, Inc., 1.00%, 05/19/2031	EUR	1,500	1,271
Cie Generale des Etablissements Michelin SCA, (France), Reg. S, 0.63%, 11/02/2040		EUR 300	211
Magna International, Inc., (Canada),
2.45%, 06/15/2030		1,000	847
4.15%, 10/01/2025		2,000	1,938
Pirelli & C SpA, (Italy), Reg. S, 4.25%, 01/18/2028	EUR	2,925	3,138
Robert Bosch GmbH, (Germany), Reg. S, 4.00%, 06/02/2035	EUR	4,500	4,978

			14,681

Distribution/Wholesale — 0.1%
Bunzl Finance plc, (United Kingdom), Reg. S, 1.50%, 10/30/2030		GBP 1,050	972

SEE NOTES TO FINANCIAL STATEMENTS.

72	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Distribution/Wholesale — continued
IMCD NV, (Netherlands),
Reg. S, 2.13%, 03/31/2027	EUR	4,100	4,031
LKQ Corp., 5.75%, 06/15/2028 (e)		145	144

			5,147

Entertainment — 0.1%
Smithsonian Institution, 1.87%, 09/01/2029		1,000	842
Universal Music Group NV, (Netherlands),
Reg. S, 3.00%, 06/30/2027	EUR	2,050	2,160
Reg. S, 4.00%, 06/13/2031	EUR	7,850	8,532
Warnermedia Holdings, Inc.,
5.05%, 03/15/2042		705	593
5.14%, 03/15/2052		1,140	927

			13,054

Food Service — 0.1%
Compass Group plc, (United Kingdom),
Reg. S, 2.00%, 07/03/2029	GBP	2,500	2,589
Reg. S, 3.85%, 06/26/2026	GBP	5,000	5,989
Sodexo SA, (France),
Reg. S, 0.75%, 04/27/2025	EUR	1,000	1,028
Reg. S, 1.00%, 07/17/2028	EUR	500	482
Reg. S, 1.00%, 04/27/2029	EUR	1,000	945
Reg. S, 1.13%, 05/22/2025	EUR	500	516
Reg. S, 2.50%, 06/24/2026	EUR	500	524

			12,073

Home Builders — 0.0% (g)
Berkeley Group plc (The), (United Kingdom), Reg. S, 2.50%, 08/11/2031	GBP	172	142
Lennar Corp., 5.00%, 06/15/2027		230	225
MDC Holdings, Inc., 2.50%, 01/15/2031		340	267
NVR, Inc., 3.00%, 05/15/2030		1,039	900
Toll Brothers Finance Corp., 3.80%, 11/01/2029		670	600

			2,134

Housewares — 0.0% (g)
Newell Brands, Inc.,
4.70%, 04/01/2026		120	113
4.88%, 06/01/2025		155	149

			262

Leisure Time — 0.0% (g)
Brunswick Corp., 5.10%, 04/01/2052		180	133

Lodging — 0.2%
Choice Hotels International, Inc., 3.70%, 12/01/2029		101	87
Hyatt Hotels Corp.,
1.80%, 10/01/2024		400	381
4.38%, 09/15/2028		100	94
5.75%, 04/23/2030		363	363

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — continued
InterContinental Hotels Group plc, (United Kingdom),
Reg. S, 1.63%, 10/08/2024	EUR	1,500	1,581
Reg. S, 2.13%, 08/24/2026	GBP	600	658
Reg. S, 2.13%, 05/15/2027	EUR	4,933	4,989
Reg. S, 3.38%, 10/08/2028	GBP	450	484
Reg. S, 3.75%, 08/14/2025	GBP	2,100	2,497
Marriott International, Inc.,
5.00%, 10/15/2027		995	987
Series HH, 2.85%, 04/15/2031		550	462
Whitbread Group plc, (United Kingdom),
Reg. S, 2.38%, 05/31/2027	GBP	1,500	1,584
Reg. S, 3.00%, 05/31/2031	GBP	7,000	6,798

			20,965

Retail — 0.3%
AutoNation, Inc.,
1.95%, 08/01/2028		166	134
4.75%, 06/01/2030		1,300	1,213
AutoZone, Inc.,
1.65%, 01/15/2031		2,595	2,024
4.75%, 02/01/2033		850	814
Costco Wholesale Corp., 1.60%, 04/20/2030		40	33
Dick’s Sporting Goods, Inc.,
3.15%, 01/15/2032		360	295
4.10%, 01/15/2052		505	350
Genuine Parts Co.,
1.75%, 02/01/2025		400	375
1.88%, 11/01/2030		270	211
2.75%, 02/01/2032		1,265	1,038
Greene King Finance plc, (United Kingdom), Series A2, 5.32%, 09/15/2031	GBP	28	31
H&M Finance BV, (Netherlands), Reg. S, 0.25%, 08/25/2029	EUR	1,500	1,321
Home Depot, Inc. (The),
2.50%, 04/15/2027		100	93
3.50%, 09/15/2056		95	73
3.63%, 04/15/2052		280	222
4.20%, 04/01/2043		1,050	937
5.88%, 12/16/2036		90	98
Lowe’s Cos., Inc.,
3.00%, 10/15/2050		50	33
3.35%, 04/01/2027		40	38
4.50%, 04/15/2030		100	97
5.80%, 09/15/2062		75	74
McDonald’s Corp.,
Reg. S, 0.90%, 06/15/2026	EUR	1,500	1,508
Reg. S, 1.75%, 05/03/2028	EUR	1,000	998
Reg. S, 1.88%, 05/26/2027	EUR	1,000	1,015
Reg. S, 2.38%, 11/27/2024	EUR	1,500	1,605
Reg. S, 2.38%, 05/31/2029	EUR	1,500	1,517
2.63%, 09/01/2029		165	146

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	73

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Retail — continued
3.38%, 05/26/2025		50	48
3.63%, 09/01/2049		747	588
4.45%, 09/01/2048		13	12
4.60%, 05/26/2045		150	137
5.15%, 09/09/2052		365	363
6.30%, 03/01/2038		50	55
Pandora A/S, (Denmark), Reg. S, 4.50%, 04/10/2028	EUR	6,225	6,767
Roadster Finance DAC, (Ireland),
Reg. S, 1.63%, 12/09/2024	EUR	500	495
Reg. S, 2.38%, 12/08/2027	EUR	500	432
Starbucks Corp., 4.75%, 02/15/2026		245	243
Tractor Supply Co., 5.25%, 05/15/2033		320	317
Walmart, Inc.,
2.55%, 04/08/2026	EUR	2,550	2,708
2.65%, 09/22/2051		20	14
Wesfarmers Ltd., (Australia), Reg. S, 0.95%, 10/21/2033	EUR	2,381	1,947

			30,419

Total Consumer Cyclical			241,373

Consumer Non-cyclical — 5.8%
Agriculture — 0.9%
Altria Group, Inc.,
1.70%, 06/15/2025	EUR	2,000	2,075
2.20%, 06/15/2027	EUR	4,800	4,858
3.13%, 06/15/2031	EUR	2,000	1,877
3.40%, 02/04/2041		525	366
3.70%, 02/04/2051		470	314
3.88%, 09/16/2046		40	28
4.00%, 02/04/2061		550	379
5.38%, 01/31/2044		65	61
5.95%, 02/14/2049		10	9
6.20%, 02/14/2059		28	27
Archer-Daniels-Midland Co., 1.00%, 09/12/2025	EUR	1,500	1,535
BAT Capital Corp.,
Reg. S, 1.13%, 11/16/2023	EUR	100	108
2.26%, 03/25/2028		100	86
2.79%, 09/06/2024		485	466
3.22%, 08/15/2024		100	97
3.56%, 08/15/2027		2,450	2,249
3.73%, 09/25/2040		45	32
4.54%, 08/15/2047		110	81
4.76%, 09/06/2049		85	64
BAT International Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/13/2027	EUR	3,000	2,959
Reg. S, 2.00%, 03/13/2045	EUR	800	492
Reg. S, 2.25%, 06/26/2028	GBP	2,000	2,026
Reg. S, 2.25%, 01/16/2030	EUR	2,500	2,277
Reg. S, 2.25%, 09/09/2052	GBP	1,500	745
Reg. S, 3.13%, 03/06/2029	EUR	2,500	2,511

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Agriculture — continued
3.95%, 06/15/2025 (e)		70	67
Reg. S, 4.00%, 09/04/2026	GBP	3,450	3,996
4.45%, 03/16/2028		150	142
Reg. S, 6.00%, 11/24/2034	GBP	600	663
Cargill, Inc.,
1.70%, 02/02/2031 (e) (jj)		750	597
2.13%, 04/23/2030 (e) (jj)		1,500	1,255
Imperial Brands Finance plc, (United Kingdom),
Reg. S, 3.38%, 02/26/2026	EUR	6,161	6,529
Reg. S, 5.50%, 09/28/2026	GBP	4,000	4,836
JT International Financial Services BV, (Netherlands),
Reg. S, 1.00%, 11/26/2029	EUR	6,100	5,489
Reg. S, 1.13%, 09/28/2025	EUR	6,600	6,720
Reg. S, (EUR Swap Rate 5 Year + 2.79%), 2.38%, 04/07/2081 (aa)		EUR 3,000	2,995
Reg. S, 2.75%, 09/28/2033	GBP	9,475	8,788
Reg. S, (EUR Swap Rate 5 Year + 3.18%), 2.88%, 10/07/2083 (aa)		EUR 2,500	2,370
Philip Morris International, Inc.,
0.13%, 08/03/2026	EUR	1,000	972
0.80%, 08/01/2031	EUR	1,000	825
0.88%, 05/01/2026		100	89
1.50%, 05/01/2025		34	32
1.75%, 11/01/2030		70	55
2.88%, 05/14/2029	EUR	1,250	1,288
3.13%, 06/03/2033	EUR	1,000	1,007
4.25%, 11/10/2044		1,665	1,380
4.88%, 11/15/2043		105	94
5.38%, 02/15/2033		910	908
6.38%, 05/16/2038		655	713
STG Global Finance BV, (Netherlands), Reg. S, 1.38%, 09/24/2025	EUR	344	343
Sudzucker International Finance BV, (Netherlands),
Reg. S, 1.00%, 11/28/2025	EUR	2,500	2,552
Reg. S, 5.13%, 10/31/2027	EUR	500	560
Viterra Finance BV, (Netherlands),
Reg. S, 0.38%, 09/24/2025	EUR	1,000	994
Reg. S, 1.00%, 09/24/2028	EUR	2,050	1,881

			83,862

Beverages — 0.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.,
3.65%, 02/01/2026		50	48
4.70%, 02/01/2036		1,700	1,653
4.90%, 02/01/2046		1,655	1,577
Anheuser-Busch InBev SA, (Belgium),
Reg. S, 2.75%, 03/17/2036	EUR	10	10
Reg. S, 9.75%, 07/30/2024	GBP	8,000	10,511

SEE NOTES TO FINANCIAL STATEMENTS.

74	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Beverages — continued
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 04/13/2028		500	483
4.35%, 06/01/2040		100	92
Carlsberg Breweries A/S, (Denmark), Reg. S, 3.50%, 11/26/2026	EUR	4,100	4,423
CCEP Finance Ireland DAC, (Ireland),
Reg. S, 0.00%, 09/06/2025	EUR	3,000	3,003
Reg. S, 0.50%, 09/06/2029	EUR	2,400	2,159
Coca-Cola Co. (The),
0.13%, 03/09/2029	EUR	4,800	4,343
0.13%, 03/15/2029	EUR	3,300	2,982
0.50%, 03/09/2033	EUR	3,000	2,468
1.00%, 03/09/2041	EUR	800	572
1.25%, 03/08/2031	EUR	1,000	928
1.63%, 03/09/2035	EUR	1,000	896
2.50%, 06/01/2040		90	68
2.75%, 06/01/2060		355	244
3.00%, 03/05/2051		320	243
3.45%, 03/25/2030		640	604
Coca-Cola Europacific Partners plc, (United Kingdom),
Reg. S, 0.20%, 12/02/2028	EUR	3,000	2,713
Reg. S, 1.13%, 04/12/2029	EUR	1,000	947
Reg. S, 1.75%, 03/27/2026	EUR	2,000	2,063
Reg. S, 2.38%, 05/07/2025	EUR	3,900	4,130
Coca-Cola HBC Finance BV, (Netherlands), Reg. S, 1.63%, 05/14/2031		EUR 1,900	1,767
Constellation Brands, Inc.,
2.25%, 08/01/2031		50	41
4.35%, 05/09/2027		285	278
Diageo Capital BV, (Netherlands), Reg. S, 0.13%, 09/28/2028	EUR	4,000	3,680
Diageo Capital plc, (United Kingdom),
2.13%, 04/29/2032		1,220	991
3.88%, 04/29/2043		10	8
5.30%, 10/24/2027		630	640
5.50%, 01/24/2033		200	211
Diageo Finance plc, (United Kingdom),
Reg. S, 1.25%, 03/28/2033	GBP	3,000	2,641
Reg. S, 1.88%, 03/27/2027	EUR	1,000	1,026
Reg. S, 2.50%, 03/27/2032	EUR	600	599
Reg. S, 2.75%, 06/08/2038	GBP	625	577
Diageo Investment Corp., 4.25%, 05/11/2042		20	18
Heineken NV, (Netherlands), Reg. S, 2.88%, 08/04/2025	EUR	1,300	1,392
PepsiCo., Inc.,
0.40%, 10/09/2032	EUR	6,900	5,733
0.50%, 05/06/2028	EUR	1,000	947
0.75%, 10/14/2033	EUR	3,950	3,309
0.88%, 10/16/2039	EUR	1,000	736
1.13%, 03/18/2031	EUR	1,000	920
1.63%, 05/01/2030		230	191

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Beverages — continued
2.63%, 07/29/2029		440	396
2.88%, 10/15/2049		65	49
3.20%, 07/22/2029	GBP	750	835
3.45%, 10/06/2046		315	259
3.55%, 07/22/2034	GBP	1,400	1,510
3.60%, 02/18/2028		55	53
4.00%, 05/02/2047		85	78
4.20%, 07/18/2052		440	409
4.65%, 02/15/2053		510	512
Pernod Ricard SA, (France),
Reg. S, 1.13%, 04/07/2025	EUR	3,100	3,226
Reg. S, 3.25%, 11/02/2028	EUR	1,500	1,610

			81,802

Biotechnology — 0.1%
Amgen, Inc.,
1.90%, 02/21/2025		200	189
4.05%, 08/18/2029		845	799
4.40%, 02/22/2062		55	45
4.66%, 06/15/2051		10	9
5.15%, 03/02/2028		110	110
5.25%, 03/02/2033		1,505	1,507
5.60%, 03/02/2043		615	616
5.65%, 03/02/2053		450	455
Biogen, Inc.,
2.25%, 05/01/2030		115	96
3.15%, 05/01/2050		580	396
3.25%, 02/15/2051		135	94
H Lundbeck A/S, (Denmark), Reg. S, 0.88%, 10/14/2027	EUR	4,000	3,783
Regeneron Pharmaceuticals, Inc.,
1.75%, 09/15/2030		840	669
2.80%, 09/15/2050		155	100
Royalty Pharma plc, (United Kingdom), 1.20%, 09/02/2025		320	288

			9,156

Commercial Services — 1.5%
Abertis Infraestructuras SA, (Spain), Reg. S, 3.38%, 11/27/2026	GBP	10,400	11,732
ALD SA, (France), Reg. S, 1.25%, 03/02/2026	EUR	3,000	3,024
Amadeus IT Group SA, (Spain),
Reg. S, 0.88%, 09/18/2023	EUR	2,000	2,167
Reg. S, 1.50%, 09/18/2026	EUR	1,000	1,017
Reg. S, 2.50%, 05/20/2024	EUR	1,000	1,074
Reg. S, 2.88%, 05/20/2027	EUR	500	525
American University (The), Series 2019, 3.67%, 04/01/2049		80	64
APRR SA, (France), Reg. S, 1.88%, 01/03/2029	EUR	4,000	3,980
ASTM SpA, (Italy),
Reg. S, 1.00%, 11/25/2026	EUR	1,000	972
Reg. S, 1.50%, 01/25/2030	EUR	1,000	885

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	75

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
Reg. S, 1.63%, 02/08/2028	EUR	500	482
Automatic Data Processing, Inc.,
1.25%, 09/01/2030		90	73
1.70%, 05/15/2028		630	552
Autoroutes du Sud de la France SA, (France), Reg. S, 1.25%, 01/18/2027	EUR	3,900	3,917
Autostrade per l’Italia SpA, (Italy),
Reg. S, 1.63%, 01/25/2028	EUR	7,000	6,701
Reg. S, 1.75%, 06/26/2026	EUR	7,000	7,055
Reg. S, 2.25%, 01/25/2032	EUR	7,000	6,192
Babcock International Group plc, (United Kingdom), Reg. S, 1.38%, 09/13/2027	EUR	1,000	964
California Institute of Technology, 4.70%, 11/01/2111		25	22
Case Western Reserve University, Series 22-C, 5.41%, 06/01/2122		50	48
Central Nippon Expressway Co. Ltd., (Japan),
Reg. S, 0.89%, 09/29/2025		600	539
Reg. S, 0.89%, 12/10/2025		200	178
Reg. S, 1.87%, 09/26/2024	AUD	1,000	636
Channel Link Enterprises Finance plc, (United Kingdom), Series A8, Reg. S, (ICE LIBOR EUR 6 Month + 5.90%), 2.71%, 06/30/2050 (aa)	EUR	100	98
Cintas Corp. No. 2, 3.70%, 04/01/2027		30	29
Claremont Mckenna College, 3.78%, 01/01/2122		50	35
Duke University, Series 2020, 2.68%, 10/01/2044		20	15
East Nippon Expressway Co. Ltd., (Japan), Series 66, 0.10%, 12/18/2026	JPY	100,000	690
Edenred, (France),
Reg. S, 1.38%, 03/10/2025	EUR	1,000	1,045
Reg. S, 1.38%, 06/18/2029	EUR	1,000	957
Reg. S, 1.88%, 03/06/2026	EUR	500	519
Equifax, Inc., 3.10%, 05/15/2030		1,800	1,552
ERAC USA Finance LLC,
3.85%, 11/15/2024 (e)		160	156
4.50%, 02/15/2045 (e)		400	347
4.60%, 05/01/2028 (e)		1,100	1,068
4.90%, 05/01/2033 (e)		865	845
7.00%, 10/15/2037 (e)		800	913
Experian Finance plc, (United Kingdom),
Reg. S, 0.74%, 10/29/2025	GBP	600	671
Reg. S, 1.38%, 06/25/2026	EUR	2,625	2,657
Reg. S, 3.25%, 04/07/2032	GBP	425	449
George Washington University (The), Series 2014, 4.30%, 09/15/2044		30	27
Global Payments, Inc., 4.88%, 03/17/2031	EUR	2,050	2,223

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Holding d’Infrastructures de Transport SASU, (France),
Reg. S, 0.63%, 09/14/2028	EUR	300	272
Reg. S, 2.50%, 05/04/2027	EUR	1,600	1,629
ISS Global A/S, (Denmark), Reg. S, 2.13%, 12/02/2024	EUR	3,500	3,699
Johns Hopkins University, Series A, 2.81%, 01/01/2060		600	394
ManpowerGroup, Inc.,
Reg. S, 1.75%, 06/22/2026	EUR	1,000	1,019
Reg. S, 3.50%, 06/30/2027	EUR	500	533
Massachusetts Institute of Technology,
3.89%, 07/01/2116		663	509
4.68%, 07/01/2114		650	605
Series F, 2.99%, 07/01/2050		20	15
Moody’s Corp., 1.75%, 03/09/2027	EUR	1,125	1,139
Northwestern University, Series 2020, 2.64%, 12/01/2050		10	7
President and Fellows of Harvard College, 2.52%, 10/15/2050		10	7
Prosegur Cash SA, (Spain), Reg. S, 1.38%, 02/04/2026	EUR	1,500	1,526
Prosegur Cia de Seguridad SA, (Spain), Reg. S, 2.50%, 04/06/2029	EUR	1,000	980
Quanta Services, Inc.,
2.35%, 01/15/2032		520	409
3.05%, 10/01/2041		150	104
RELX Capital, Inc.,
1.30%, 05/12/2025	EUR	500	517
4.75%, 05/20/2032		610	598
RELX Finance BV, (Netherlands),
Reg. S, zero coupon, 03/18/2024	EUR	100	106
Reg. S, 0.50%, 03/10/2028	EUR	500	469
Reg. S, 0.88%, 03/10/2032	EUR	16,800	14,348
Reg. S, 1.38%, 05/12/2026	EUR	1,000	1,017
Reg. S, 1.50%, 05/13/2027	EUR	4,500	4,506
Reg. S, 3.75%, 06/12/2031	EUR	5,000	5,447
Rentokil Initial Finance BV, (Netherlands),
Reg. S, 3.88%, 06/27/2027	EUR	2,325	2,518
Reg. S, 4.38%, 06/27/2030	EUR	1,900	2,098
Rentokil Initial plc, (United Kingdom),
Reg. S, 0.50%, 10/14/2028	EUR	1,000	913
Reg. S, 5.00%, 06/27/2032	GBP	4,000	4,694
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/2050		5	3
S&P Global, Inc.,
2.30%, 08/15/2060		351	203
2.45%, 03/01/2027		335	309
SGS Nederland Holding BV, (Netherlands), Reg. S, 0.13%, 04/21/2027	EUR	2,500	2,365
Thomas Jefferson University, 3.85%, 11/01/2057		50	36

SEE NOTES TO FINANCIAL STATEMENTS.

76	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Commercial Services — continued
Transurban Finance Co. Pty Ltd., (Australia),
Reg. S, 1.45%, 05/16/2029	EUR	2,000	1,897
Reg. S, 1.75%, 03/29/2028	EUR	5,000	4,946
Reg. S, 1.88%, 09/16/2024	EUR	1,000	1,062
Reg. S, 2.00%, 08/28/2025	EUR	3,000	3,125
Reg. S, 3.00%, 04/08/2030	EUR	3,100	3,172
Reg. S, 4.23%, 04/26/2033	EUR	7,050	7,769
Triton Container International Ltd. / TAL International Container Corp., (Bermuda), 3.25%, 03/15/2032		201	157
Trustees of Princeton University (The),
4.20%, 03/01/2052		1,295	1,203
Series 2020, 2.52%, 07/01/2050		20	13
University of Oxford, (United Kingdom), Reg. S, 2.54%, 12/08/2117	GBP	1,500	992
University of Southern California,
2.81%, 10/01/2050		20	14
Series 21A, 2.95%, 10/01/2051		10	7
Verisk Analytics, Inc., 5.50%, 06/15/2045		143	136
Washington University (The),
4.35%, 04/15/2122		255	212
Series 2022, 3.52%, 04/15/2054		900	728
Wellcome Trust Ltd. (The), (United Kingdom),
Reg. S, 1.50%, 07/14/2071	GBP	1,500	750
Reg. S, 2.52%, 02/07/2118	GBP	200	131
West Nippon Expressway Co. Ltd., (Japan), Series 29, 0.31%, 02/12/2026	JPY	200,000	1,391
Worldline SA, (France),
Reg. S, 0.25%, 09/18/2024	EUR	500	520
Reg. S, 0.88%, 06/30/2027	EUR	1,500	1,454

			149,768

Cosmetics/Personal Care — 0.4%
Colgate-Palmolive Co., 3.25%, 08/15/2032		340	312
Estee Lauder Cos., Inc. (The),
2.60%, 04/15/2030		60	52
3.13%, 12/01/2049		100	73
Procter & Gamble Co. (The),
0.35%, 05/05/2030	EUR	2,800	2,496
0.63%, 10/30/2024	EUR	1,450	1,515
1.88%, 10/30/2038	EUR	1,125	1,007
2.70%, 02/02/2026		70	67
3.60%, 03/25/2050		35	29
4.88%, 05/11/2027	EUR	425	488
Reckitt Benckiser Treasury Services Nederland BV, (Netherlands), Reg. S, 0.75%, 05/19/2030	EUR	200	183
Unilever Capital Corp., Reg. S, 3.40%, 06/06/2033	EUR	13,450	14,426

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Cosmetics/Personal Care — continued
Unilever Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 02/28/2026	EUR	2,475	2,509
Reg. S, 1.13%, 02/12/2027	EUR	825	826
Reg. S, 1.13%, 04/29/2028	EUR	1,000	977
Reg. S, 1.25%, 02/28/2031	EUR	1,500	1,394
Reg. S, 1.75%, 11/16/2028	EUR	6,000	6,010
Reg. S, 1.75%, 03/25/2030	EUR	1,000	980
Reg. S, 3.50%, 02/23/2035	EUR	7,150	7,738

			41,082

Food — 0.6%
Campbell Soup Co., 3.95%, 03/15/2025		310	301
Conagra Brands, Inc.,
5.30%, 11/01/2038		245	235
5.40%, 11/01/2048		35	33
Danone SA, (France), Reg. S, 0.52%, 11/09/2030	EUR	5,800	5,112
General Mills, Inc.,
0.13%, 11/15/2025	EUR	1,000	996
0.45%, 01/15/2026	EUR	3,000	2,997
2.88%, 04/15/2030		1,010	897
3.00%, 02/01/2051		30	21
3.91%, 04/13/2029	EUR	18,025	19,669
4.95%, 03/29/2033		230	228
5.24%, 11/18/2025		150	150
Hershey Co. (The),
0.90%, 06/01/2025		255	235
1.70%, 06/01/2030		322	267
2.30%, 08/15/2026		70	65
2.65%, 06/01/2050		10	7
4.50%, 05/04/2033		640	635
Hormel Foods Corp., 1.70%, 06/03/2028		281	244
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., (Multinational),
3.00%, 05/15/2032 (e)		575	441
5.75%, 04/01/2033 (e)		1,020	952
Kellogg Co.,
0.50%, 05/20/2029	EUR	1,500	1,342
1.00%, 05/17/2024	EUR	500	532
1.25%, 03/10/2025	EUR	500	522
2.10%, 06/01/2030		40	33
Kerry Group Financial Services Unltd Co., (Ireland), Reg. S, 2.38%, 09/10/2025	EUR	2,700	2,871
Koninklijke Ahold Delhaize NV, (Netherlands), Reg. S, 3.50%, 04/04/2028	EUR	2,150	2,323
Kraft Heinz Foods Co.,
Reg. S, 1.50%, 05/24/2024	EUR	1,000	1,066
Reg. S, 2.25%, 05/25/2028	EUR	1,000	1,008
3.88%, 05/15/2027		665	638
Reg. S, 4.13%, 07/01/2027	GBP	5,000	5,867
4.38%, 06/01/2046		175	149

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	77

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Food — continued
5.00%, 06/04/2042		5	5
5.50%, 06/01/2050		100	99
Kroger Co. (The), 3.95%, 01/15/2050		5	4
Mars, Inc., 2.38%, 07/16/2040 (e)		1,200	823
Mondelez International Holdings Netherlands BV, (Netherlands),
Reg. S, 0.25%, 09/09/2029	EUR	1,000	887
Reg. S, 0.38%, 09/22/2029	EUR	200	178
Reg. S, 0.63%, 09/09/2032	EUR	1,000	831
Mondelez International, Inc.,
0.25%, 03/17/2028	EUR	1,000	929
0.75%, 03/17/2033	EUR	500	410
1.50%, 02/04/2031		1,000	784
Nestle Finance International Ltd., (Luxembourg),
Reg. S, 0.00%, 06/14/2026	EUR	1,500	1,479
Reg. S, 1.25%, 03/29/2031	EUR	1,200	1,131
Tesco Corporate Treasury Services plc, (United Kingdom),
Reg. S, 0.88%, 05/29/2026	EUR	1,500	1,493
Reg. S, 1.88%, 11/02/2028	GBP	1,300	1,318
Reg. S, 2.75%, 04/27/2030	GBP	825	844
Woolworths Group Ltd., (Australia), Reg. S, 0.38%, 11/15/2028		EUR 1,500	1,354

			62,405

Healthcare — Products — 0.3%
Abbott Laboratories, 4.90%, 11/30/2046		685	690
Alcon Finance BV, (Netherlands), Reg. S, 2.38%, 05/31/2028	EUR	200	202
American Medical Systems Europe BV, (Netherlands), 0.75%, 03/08/2025		EUR 1,300	1,342
Becton Dickinson Euro Finance Sarl, (Luxembourg),
1.21%, 06/04/2026	EUR	825	833
1.34%, 08/13/2041	EUR	2,000	1,390
Boston Scientific Corp.,
0.63%, 12/01/2027	EUR	800	763
3.45%, 03/01/2024		44	43
Danaher Corp., 2.80%, 12/10/2051		105	72
DH Europe Finance II Sarl, (Luxembourg),
0.20%, 03/18/2026	EUR	3,775	3,731
3.40%, 11/15/2049		30	24
Edwards Lifesciences Corp., 4.30%, 06/15/2028		705	681
GE HealthCare Technologies, Inc.,
5.55%, 11/15/2024		700	697
5.60%, 11/15/2025		100	100
6.38%, 11/22/2052		310	344
Medtronic Global Holdings SCA, (Luxembourg),
1.13%, 03/07/2027	EUR	4,000	3,973
1.63%, 10/15/2050	EUR	900	595

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Products — continued
1.75%, 07/02/2049	EUR	900	622
3.00%, 10/15/2028	EUR	3,400	3,589
3.38%, 10/15/2034	EUR	4,200	4,398
Molnlycke Holding AB, (Sweden), Reg. S, 1.88%, 02/28/2025	EUR	1,900	1,989
Smith & Nephew plc, (United Kingdom), 4.57%, 10/11/2029	EUR	1,500	1,659
Stryker Corp., 1.00%, 12/03/2031	EUR	1,300	1,121
Thermo Fisher Scientific Finance I BV, (Netherlands), 1.13%, 10/18/2033		EUR 1,000	845
Thermo Fisher Scientific, Inc.,
1.22%, 10/18/2024		80	76
1.88%, 10/01/2049	EUR	900	632
Werfen SA, (Spain), Reg. S, 0.50%, 10/28/2026	EUR	1,200	1,145
Zimmer Biomet Holdings, Inc.,
1.16%, 11/15/2027	EUR	1,000	966
2.43%, 12/13/2026	EUR	500	516

			33,038

Healthcare — Services — 0.3%
Advocate Health & Hospitals Corp., 3.39%, 10/15/2049		35	26
Aetna, Inc., 3.50%, 11/15/2024		58	56
AHS Hospital Corp., Series 2021, 2.78%, 07/01/2051		755	493
Allina Health System, Series 2019, 3.89%, 04/15/2049		40	32
Ascension Health, 3.95%, 11/15/2046		140	117
Banner Health, 2.91%, 01/01/2042		100	73
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/2051		7	5
City of Hope, Series 2013, 5.62%, 11/15/2043		35	35
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114		1,000	898
CommonSpirit Health, 3.91%, 10/01/2050		368	284
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/2047		50	42
Elevance Health, Inc.,
2.88%, 09/15/2029		545	480
3.35%, 12/01/2024		100	97
4.90%, 02/08/2026		130	128
Eurofins Scientific SE, (Luxembourg), Reg. S, 2.13%, 07/25/2024		EUR 796	849
Hackensack Meridian Health, Inc.,
Series 2020, 2.68%, 09/01/2041		1,385	985
Series 2020, 2.88%, 09/01/2050		35	23
HCA, Inc.,
3.13%, 03/15/2027 (e)		2,560	2,351
3.50%, 09/01/2030		560	490
3.50%, 07/15/2051		185	128
4.63%, 03/15/2052 (e)		1,270	1,042

SEE NOTES TO FINANCIAL STATEMENTS.

78	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Healthcare — Services — continued
5.13%, 06/15/2039		355	329
5.20%, 06/01/2028		240	238
5.25%, 06/15/2049		285	257
5.38%, 02/01/2025		375	372
5.90%, 06/01/2053		300	297
Health Care Service Corp. A Mutual Legal Reserve Co., 2.20%, 06/01/2030 (e)		1,400	1,156
Humana, Inc.,
0.65%, 08/03/2023		175	174
3.70%, 03/23/2029		80	73
3.85%, 10/01/2024		50	49
5.70%, 03/13/2026		480	480
5.75%, 03/01/2028		500	509
Kaiser Foundation Hospitals,
4.15%, 05/01/2047		1,200	1,046
Series 2021, 3.00%, 06/01/2051		250	175
Lonza Finance International NV, (Belgium), Reg. S, 1.63%, 04/21/2027	EUR	2,800	2,822
Mayo Clinic,
3.77%, 11/15/2043		30	25
Series 2013, 4.00%, 11/15/2047		25	21
Series 2021, 3.20%, 11/15/2061		440	298
Memorial Health Services, 3.45%, 11/01/2049		10	7
Memorial Sloan-Kettering Cancer Center, 4.13%, 07/01/2052		50	42
Methodist Hospital (The), Series 20A, 2.71%, 12/01/2050		1,500	971
MultiCare Health System, 2.80%, 08/15/2050		1,000	606
MyMichigan Health, Series 2020, 3.41%, 06/01/2050		1,498	1,069
New York and Presbyterian Hospital (The),
2.26%, 08/01/2040		1,090	732
4.02%, 08/01/2045		70	59
Northwell Healthcare, Inc., 4.26%, 11/01/2047		25	20
OhioHealth Corp.,
2.30%, 11/15/2031		830	677
2.83%, 11/15/2041		370	267
Series 2020, 3.04%, 11/15/2050		535	383
PeaceHealth Obligated Group,
Series 2020, 1.38%, 11/15/2025		700	631
Series 2020, 3.22%, 11/15/2050		749	504
Piedmont Healthcare, Inc.,
2.86%, 01/01/2052		3	2
Series 2032, 2.04%, 01/01/2032		470	370
Series 2042, 2.72%, 01/01/2042		453	313
Presbyterian Healthcare Services, 4.88%, 08/01/2052		100	97
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/2051		150	90

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Sentara Healthcare, Series 2021, 2.93%, 11/01/2051		2,365	1,593
Texas Health Resources, 2.33%, 11/15/2050		750	438
Trinity Health Corp., Series 2021, 2.63%, 12/01/2040		233	165
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/2052		5	5
UnitedHealth Group, Inc.,
2.00%, 05/15/2030		160	135
2.95%, 10/15/2027		130	121
3.13%, 05/15/2060		160	111
3.45%, 01/15/2027		70	67
3.70%, 05/15/2027		75	72
3.70%, 08/15/2049		1,100	882
3.75%, 07/15/2025		20	20
3.85%, 06/15/2028		70	67
3.88%, 08/15/2059		50	41
4.00%, 05/15/2029		250	239
4.25%, 01/15/2029		370	359
4.25%, 03/15/2043		120	109
4.50%, 04/15/2033		150	146
5.00%, 10/15/2024		30	30
5.05%, 04/15/2053		400	397
5.15%, 10/15/2025		15	15
5.20%, 04/15/2063		1,350	1,345
5.25%, 02/15/2028		320	326
5.30%, 02/15/2030		220	225
5.35%, 02/15/2033		330	343
5.88%, 02/15/2053		130	144
6.05%, 02/15/2063		520	587
Universal Health Services, Inc., 2.65%, 10/15/2030		132	107
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/2050		50	33
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/2050		50	30

			31,947

Household Products/Wares — 0.1%
Clorox Co. (The), 1.80%, 05/15/2030		10	8
Henkel AG & Co. KGaA, (Germany), Reg. S, 0.50%, 11/17/2032	EUR	1,000	837
Kimberly-Clark Corp.,
0.63%, 09/07/2024	EUR	1,500	1,574
2.88%, 02/07/2050		165	119
Reckitt Benckiser Treasury Services plc, (United Kingdom), Reg. S, 1.75%, 05/19/2032	GBP	2,175	2,068

			4,606

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	79

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — 0.7%
AbbVie, Inc.,
2.60%, 11/21/2024		345	331
3.20%, 11/21/2029		5,460	4,933
3.85%, 06/15/2024		150	148
4.05%, 11/21/2039		230	200
4.25%, 11/21/2049		480	413
4.40%, 11/06/2042		25	22
4.50%, 05/14/2035		25	24
4.70%, 05/14/2045		25	23
AmerisourceBergen Corp.,
3.25%, 03/01/2025		640	614
3.45%, 12/15/2027		5	5
4.25%, 03/01/2045		195	161
4.30%, 12/15/2047		25	21
Astrazeneca Finance LLC,
0.70%, 05/28/2024		105	100
1.75%, 05/28/2028		480	416
AstraZeneca plc, (United Kingdom),
Reg. S, 0.38%, 06/03/2029	EUR	1,500	1,360
Reg. S, 1.25%, 05/12/2028	EUR	1,000	975
1.38%, 08/06/2030		300	241
4.38%, 11/16/2045		90	84
Bayer AG, (Germany),
Reg. S, 0.38%, 01/12/2029	EUR	1,900	1,711
Reg. S, 0.63%, 07/12/2031	EUR	1,900	1,589
Reg. S, 1.13%, 01/06/2030	EUR	1,000	906
Bayer Capital Corp. BV, (Netherlands), Reg. S, 2.13%, 12/15/2029	EUR	600	581
Becton Dickinson & Co.,
3.79%, 05/20/2050		100	79
4.30%, 08/22/2032		35	33
Bristol-Myers Squibb Co.,
1.45%, 11/13/2030		200	161
2.35%, 11/13/2040		75	53
2.55%, 11/13/2050		140	91
3.40%, 07/26/2029		710	659
3.45%, 11/15/2027		70	67
3.70%, 03/15/2052		360	292
3.90%, 03/15/2062		190	152
4.13%, 06/15/2039		495	450
4.55%, 02/20/2048		8	7
Cardinal Health, Inc.,
3.08%, 06/15/2024		10	10
4.50%, 11/15/2044		45	36
Cigna Group (The),
2.40%, 03/15/2030		75	64
4.90%, 12/15/2048		800	743
CVS Health Corp.,
1.30%, 08/21/2027		40	35
2.63%, 08/15/2024		60	58
3.25%, 08/15/2029		300	269
4.25%, 04/01/2050		70	58
5.05%, 03/25/2048		1,200	1,104

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pharmaceuticals — continued
Eli Lilly & Co.,
0.50%, 09/14/2033	EUR	1,500	1,234
0.63%, 11/01/2031	EUR	4,800	4,179
1.13%, 09/14/2051	EUR	3,500	2,191
1.38%, 09/14/2061	EUR	2,875	1,650
1.63%, 06/02/2026	EUR	1,500	1,541
1.70%, 11/01/2049	EUR	2,500	1,894
3.38%, 03/15/2029		130	122
4.88%, 02/27/2053		400	410
4.95%, 02/27/2063		210	214
GlaxoSmithKline Capital plc, (United Kingdom),
5.25%, 12/19/2033	GBP	640	807
Reg. S, 5.25%, 04/10/2042	GBP	150	185
Johnson & Johnson,
0.95%, 09/01/2027		105	92
1.15%, 11/20/2028	EUR	1,000	973
2.10%, 09/01/2040		10	7
2.45%, 09/01/2060		290	187
3.40%, 01/15/2038		50	44
3.55%, 03/01/2036		15	13
McKesson Corp.,
0.90%, 12/03/2025		70	63
1.50%, 11/17/2025	EUR	1,000	1,029
1.63%, 10/30/2026	EUR	2,000	2,027
3.13%, 02/17/2029	GBP	1,925	2,074
5.25%, 02/15/2026		510	508
Merck & Co., Inc.,
0.50%, 11/02/2024	EUR	1,000	1,043
1.38%, 11/02/2036	EUR	1,000	837
1.88%, 10/15/2026	EUR	1,900	1,955
1.90%, 12/10/2028		977	853
2.35%, 06/24/2040		50	36
2.50%, 10/15/2034	EUR	500	493
2.75%, 12/10/2051		30	21
2.90%, 12/10/2061		355	235
3.40%, 03/07/2029		280	262
3.70%, 02/10/2045		60	51
3.90%, 03/07/2039		150	134
4.00%, 03/07/2049		40	35
4.30%, 05/17/2030		200	196
4.90%, 05/17/2044		485	485
5.00%, 05/17/2053		120	121
5.15%, 05/17/2063		275	280
Merck Financial Services GmbH, (Germany), Reg. S, 0.13%, 07/16/2025		EUR 1,000	1,012
Merck KGaA, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.94%), 2.88%, 06/25/2079 (aa)	EUR	200	191
Mylan, Inc., 5.20%, 04/15/2048		30	23
Novartis Capital Corp.,
2.75%, 08/14/2050		176	128
3.10%, 05/17/2027		37	35

SEE NOTES TO FINANCIAL STATEMENTS.

80	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pharmaceuticals — continued
Novartis Finance SA, (Luxembourg),
Reg. S, 0.00%, 09/23/2028	EUR	2,000	1,836
Reg. S, 0.63%, 09/20/2028	EUR	1,000	949
Reg. S, 1.13%, 09/30/2027	EUR	1,000	991
Reg. S, 1.38%, 08/14/2030	EUR	1,000	961
Reg. S, 1.70%, 08/14/2038	EUR	1,000	881
Novo Nordisk Finance Netherlands BV, (Netherlands),
Reg. S, 0.75%, 03/31/2025	EUR	1,000	1,033
Reg. S, 1.13%, 09/30/2027	EUR	1,000	994
Reg. S, 1.38%, 03/31/2030	EUR	1,000	965
Pfizer Investment Enterprises Pte Ltd., (Singapore),
4.45%, 05/19/2026		50	49
4.45%, 05/19/2028		70	69
4.65%, 05/19/2025		50	50
4.65%, 05/19/2030		70	69
4.75%, 05/19/2033		70	70
5.30%, 05/19/2053		120	125
5.34%, 05/19/2063		50	50
Pfizer, Inc.,
2.75%, 06/03/2026		145	137
3.00%, 12/15/2026		920	868
5.60%, 09/15/2040		100	108
Roche Finance Europe BV, (Netherlands), Reg. S, 0.88%, 02/25/2025		EUR 1,600	1,676
Sanofi, (France), Series 20FX, Reg. S, 1.88%, 03/21/2038	EUR	800	733
Takeda Pharmaceutical Co. Ltd., (Japan), Reg. S, 3.00%, 11/21/2030		EUR 1,000	1,024
Upjohn Finance BV, (Netherlands),
Reg. S, 1.02%, 06/23/2024	EUR	1,000	1,055
Reg. S, 1.36%, 06/23/2027	EUR	1,000	963
Reg. S, 1.91%, 06/23/2032	EUR	400	335
Utah Acquisition Sub, Inc.,
Reg. S, 2.25%, 11/22/2024	EUR	1,000	1,057
3.95%, 06/15/2026		30	28
Viatris, Inc.,
3.85%, 06/22/2040		2,200	1,518
4.00%, 06/22/2050		170	112
Zoetis, Inc.,
3.90%, 08/20/2028		40	39
4.70%, 02/01/2043		245	227
5.40%, 11/14/2025		330	331

			68,452

Total Consumer Non-cyclical			566,118

Energy — 1.6%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), 5.40%, 02/01/2043		1,100	995

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Energy — Alternate Sources — 0.1%
ERG SpA, (Italy),
Reg. S, 0.50%, 09/11/2027	EUR	5,000	4,728
Reg. S, 0.88%, 09/15/2031	EUR	1,300	1,093

			5,821

Oil & Gas — 1.1%
Aker BP ASA, (Norway),
2.00%, 07/15/2026 (e)		915	822
3.10%, 07/15/2031 (e)		1,585	1,311
5.60%, 06/13/2028 (e)		795	788
6.00%, 06/13/2033 (e)		715	714
BP Capital Markets BV, (Netherlands), Reg. S, 4.32%, 05/12/2035		EUR 4,650	5,059
BP Capital Markets plc, (United Kingdom),
Reg. S, 1.64%, 06/26/2029	EUR	1,000	964
Reg. S, 2.27%, 07/03/2026	GBP	2,000	2,286
Reg. S, (EUR Swap Rate 5 Year + 3.88%), 3.25%, 03/22/2026 (x) (aa)	EUR	1,500	1,506
Reg. S, (EUR Swap Rate 5 Year + 4.12%), 3.63%, 03/22/2029 (x) (aa)	EUR	1,300	1,233
Reg. S, (UK Gilts 5 Year + 4.17%), 4.25%, 03/22/2027 (x) (aa)		GBP 7,900	8,817
Canadian Natural Resources Ltd., (Canada), 6.50%, 02/15/2037		145	147
Cepsa Finance SA, (Spain), Reg. S, 2.25%, 02/13/2026	EUR	100	103
Chevron Corp., 1.55%, 05/11/2025		75	70
Chevron USA, Inc., 1.02%, 08/12/2027		100	87
CNOOC Petroleum North America ULC, (Canada), 6.40%, 05/15/2037		60	66
Continental Resources, Inc., 4.90%, 06/01/2044		35	27
Devon Energy Corp., 5.88%, 06/15/2028		1,750	1,744
Diamondback Energy, Inc.,
3.13%, 03/24/2031		2,400	2,058
6.25%, 03/15/2033		350	362
Eni SpA, (Italy),
Reg. S, 0.63%, 01/23/2030	EUR	500	439
Reg. S, 1.00%, 10/11/2034	EUR	1,900	1,514
Reg. S, 1.25%, 05/18/2026	EUR	9,200	9,292
Reg. S, 1.50%, 02/02/2026	EUR	1,000	1,026
Reg. S, 1.50%, 01/17/2027	EUR	2,700	2,716
Reg. S, 1.63%, 05/17/2028	EUR	1,000	981
Reg. S, 2.00%, 05/18/2031	EUR	500	470
EQT Corp.,
3.13%, 05/15/2026 (e)		65	59
5.70%, 04/01/2028		400	395
6.13%, 02/01/2025		17	17
Equinor ASA, (Norway),
Reg. S, 0.75%, 11/09/2026	EUR	1,000	988
Reg. S, 1.38%, 05/22/2032	EUR	825	746
Reg. S, 1.63%, 11/09/2036	EUR	2,000	1,701
1.75%, 01/22/2026		200	184

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	81

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Oil & Gas — continued
2.38%, 05/22/2030		260	226
3.25%, 11/18/2049		30	22
3.63%, 04/06/2040		1,800	1,508
3.70%, 04/06/2050		165	134
Reg. S, 6.88%, 03/11/2031	GBP	150	207
Exxon Mobil Corp.,
0.14%, 06/26/2024	EUR	1,500	1,576
0.84%, 06/26/2032	EUR	1,050	887
1.41%, 06/26/2039	EUR	2,200	1,607
3.45%, 04/15/2051		545	423
Helmerich & Payne, Inc., 2.90%, 09/29/2031		700	564
Hess Corp.,
3.50%, 07/15/2024		10	10
5.60%, 02/15/2041		120	115
5.80%, 04/01/2047		16	15
Marathon Petroleum Corp.,
3.80%, 04/01/2028		250	232
4.50%, 04/01/2048		15	12
5.00%, 09/15/2054		125	103
MOL Hungarian Oil & Gas plc, (Hungary), Reg. S, 1.50%, 10/08/2027	EUR	5,200	4,925
OMV AG, (Austria), Reg. S, (EUR Swap Rate 5 Year + 2.83%), 2.50%, 06/01/2026 (x) (aa)	EUR	4,000	3,923
Ovintiv, Inc.,
5.65%, 05/15/2025		735	729
5.65%, 05/15/2028		715	700
Petroleos Mexicanos, (Mexico), (ICE LIBOR USD 3 Month + 0.43%), 5.75%, 02/15/2024 (aa)		225	225
Pioneer Natural Resources Co.,
1.90%, 08/15/2030		1,050	851
5.10%, 03/29/2026		620	616
Polski Koncern Naftowy ORLEN SA, (Poland), Reg. S, 1.13%, 05/27/2028		EUR 1,300	1,207
Shell International Finance BV, (Netherlands),
Reg. S, 1.63%, 01/20/2027	EUR	3,900	3,950
Reg. S, 1.88%, 09/15/2025	EUR	1,000	1,047
Reg. S, 1.88%, 04/07/2032	EUR	1,000	937
3.00%, 11/26/2051		380	267
6.38%, 12/15/2038		115	129
TotalEnergies Capital International SA, (France),
Reg. S, 0.95%, 05/18/2031	EUR	1,000	897
Reg. S, 1.38%, 10/04/2029	EUR	2,000	1,904
Reg. S, 1.49%, 09/04/2030	EUR	1,000	945
Reg. S, 1.54%, 05/31/2039	EUR	1,000	812
Reg. S, 1.62%, 05/18/2040	EUR	1,000	789
TotalEnergies SE, (France),
Reg. S, (EUR Swap Rate 5 Year + 1.90%), 2.00%, 01/17/2027 (x) (aa)	EUR	2,000	1,900

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Oil & Gas — continued
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.00%, 06/04/2030 (x) (aa)	EUR	1,900	1,591
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 2.63%, 02/26/2025 (x) (aa)	EUR	6,000	6,204
Reg. S, (EUR Swap Rate 5 Year + 2.94%), 3.25%, 07/17/2036 (x) (aa)	EUR	500	401
Reg. S, (EUR Swap Rate 5 Year + 3.35%), 3.37%, 10/06/2026 (x) (aa)	EUR	3,500	3,582
Series NC7, Reg. S, (EUR Swap Rate 5 Year + 1.99%), 1.63%, 10/25/2027 (x) (aa)		EUR 1,000	906
Series NC12, Reg. S, (EUR Swap Rate 5 Year + 2.51%), 2.13%, 07/25/2032 (x) (aa)		EUR 3,550	2,786
Var Energi ASA, (Norway), 5.00%, 05/18/2027 (e)		1,600	1,518
Reg. S, 5.50%, 05/04/2029	EUR	4,175	4,534

			104,608

Oil & Gas Services — 0.0% (g)
Schlumberger Finance BV, (Netherlands),
Reg. S, 0.00%, 10/15/2024	EUR	1,000	1,038
Reg. S, 0.25%, 10/15/2027	EUR	1,500	1,418
Reg. S, 0.50%, 10/15/2031	EUR	500	421
Schlumberger Finance Canada Ltd., (Canada), 1.40%, 09/17/2025		30	27
Schlumberger Finance France SAS, (France), Reg. S, 1.00%, 02/18/2026	EUR	500	507

			3,411

Pipelines — 0.4%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/2029		88	80
Colonial Enterprises, Inc., 3.25%, 05/15/2030 (e)		1,330	1,185
Columbia Pipeline Group, Inc., 4.50%, 06/01/2025		20	20
DCP Midstream Operating LP,
3.25%, 02/15/2032		335	284
5.13%, 05/15/2029		1,500	1,467
5.38%, 07/15/2025		70	69
Enbridge, Inc., (Canada), 5.97%, 03/08/2026		240	240
Energy Transfer LP,
2.90%, 05/15/2025		220	208
4.20%, 04/15/2027		5,830	5,569
5.35%, 05/15/2045		10	9
5.40%, 10/01/2047		190	167
5.55%, 02/15/2028		1,210	1,207
5.75%, 02/15/2033		1,705	1,716
6.25%, 04/15/2049		460	448
6.50%, 02/01/2042		10	10
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)		1,490	1,353

SEE NOTES TO FINANCIAL STATEMENTS.

82	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Pipelines — continued
Enterprise Products Operating LLC,
3.75%, 02/15/2025		50	49
3.90%, 02/15/2024		50	50
4.15%, 10/16/2028		150	143
4.20%, 01/31/2050		40	34
5.10%, 02/15/2045		1,700	1,619
(CME Term SOFR 3 Month + 2.83%), 5.38%, 02/15/2078 (aa)		600	496
Kinder Morgan Energy Partners LP,
4.30%, 05/01/2024		3,200	3,157
4.70%, 11/01/2042		850	705
Kinder Morgan, Inc.,
1.75%, 11/15/2026		390	345
2.25%, 03/16/2027	EUR	1,500	1,509
3.60%, 02/15/2051		35	24
Magellan Midstream Partners LP,
3.95%, 03/01/2050		105	75
5.00%, 03/01/2026		10	10
MPLX LP,
1.75%, 03/01/2026		400	363
2.65%, 08/15/2030		2,495	2,086
4.50%, 04/15/2038		75	64
4.70%, 04/15/2048		1,293	1,060
4.88%, 06/01/2025		2,340	2,296
4.90%, 04/15/2058		40	32
4.95%, 03/14/2052		1,395	1,181
5.20%, 03/01/2047		10	9
5.50%, 02/15/2049		520	470
5.65%, 03/01/2053		65	61
ONEOK Partners LP, 6.13%, 02/01/2041		24	23
ONEOK, Inc.,
2.20%, 09/15/2025		1,100	1,017
3.40%, 09/01/2029		1,210	1,055
4.45%, 09/01/2049		2,522	1,909
5.20%, 07/15/2048		35	30
5.85%, 01/15/2026		245	246
6.10%, 11/15/2032		325	330
6.35%, 01/15/2031		90	93
7.15%, 01/15/2051		180	188
Plains All American Pipeline LP / PAA Finance Corp.,
3.55%, 12/15/2029		65	57
4.90%, 02/15/2045		140	113
Targa Resources Corp.,
4.95%, 04/15/2052		275	227
5.20%, 07/01/2027		965	947
6.13%, 03/15/2033		380	388
6.50%, 02/15/2053		520	529
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028		599	572
Transcontinental Gas Pipe Line Co. LLC,
3.25%, 05/15/2030		80	71

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
4.00%, 03/15/2028		20	19
7.85%, 02/01/2026		428	448
Western Midstream Operating LP,
4.50%, 03/01/2028		1,200	1,132
5.50%, 02/01/2050		31	25
6.15%, 04/01/2033		330	331
Williams Cos., Inc. (The),
3.50%, 11/15/2030		1,900	1,698
4.50%, 11/15/2023		80	80
5.30%, 08/15/2052		140	129
5.80%, 11/15/2043		15	14

			41,541

Total Energy			156,376

Financial — 18.0%
Banks — 13.1%
ABN AMRO Bank NV, (Netherlands),
Reg. S, 0.40%, 09/17/2041	EUR	100	66
Reg. S, 0.60%, 01/15/2027	EUR	10,000	9,578
Reg. S, 1.25%, 01/10/2033	EUR	100	92
Reg. S, 1.38%, 01/16/2025	GBP	1,500	1,766
Reg. S, 1.38%, 01/12/2037	EUR	100	87
Reg. S, 1.45%, 04/12/2038	EUR	100	86
Reg. S, 4.25%, 02/21/2030	EUR	10,000	10,799
Reg. S, 4.38%, 10/20/2028	EUR	12,700	13,743
Aegon Bank NV, (Netherlands), Reg. S, 0.01%, 11/16/2025	EUR	100	100
AIB Group plc, (Ireland),
Reg. S, (EUR Swap Rate 1 Year + 1.30%), 2.25%, 04/04/2028 (aa)	EUR	1,000	989
Reg. S, (EUR Swap Rate 1 Year + 2.00%), 3.63%, 07/04/2026 (aa)	EUR	1,500	1,597
AMCO - Asset Management Co. SpA, (Italy),
Reg. S, 0.75%, 04/20/2028	EUR	163	147
Reg. S, 1.38%, 01/27/2025	EUR	100	104
ANZ New Zealand Int’l Ltd., (New Zealand), Reg. S, 0.20%, 09/23/2027	EUR	6,000	5,543
Argenta Spaarbank NV, (Belgium), Reg. S, 3.38%, 06/22/2028	EUR	100	108
Arion Banki HF, (Iceland),
Reg. S, 0.05%, 10/05/2026	EUR	100	96
Reg. S, 0.38%, 07/14/2025	EUR	2,950	2,817
Arkea Public Sector SCF SA, (France), Reg. S, 0.13%, 01/15/2030	EUR	100	89
ASB Finance Ltd., (New Zealand),
Reg. S, 0.25%, 09/08/2028	EUR	1,000	887
Reg. S, 0.50%, 09/24/2029	EUR	1,000	869
Reg. S, 0.63%, 10/18/2024	EUR	100	104
Australia & New Zealand Banking Group Ltd., (Australia),
Reg. S, 0.25%, 03/17/2025	EUR	100	103
Reg. S, (EUR Swap Rate 5 Year + 1.12%), 0.67%, 05/05/2031 (aa)	EUR	2,925	2,757

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	83

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Banca Monte dei Paschi di Siena SpA, (Italy),
Reg. S, 0.88%, 10/08/2026	EUR	3,504	3,405
Series 16, Reg. S, 2.88%, 07/16/2024	EUR	100	107
Banco Bilbao Vizcaya Argentaria SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.13%, 03/24/2027 (aa)	EUR	2,000	1,945
Reg. S, 0.38%, 10/02/2024	EUR	1,000	1,040
Reg. S, 0.38%, 11/15/2026	EUR	1,000	966
Reg. S, 0.50%, 01/14/2027	EUR	1,000	958
0.88%, 09/18/2023		200	198
Reg. S, 0.88%, 11/22/2026	EUR	100	99
Reg. S, 1.00%, 06/21/2026	EUR	1,000	997
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.00%, 01/16/2030 (aa)	EUR	1,000	1,010
Reg. S, 1.38%, 05/14/2025	EUR	1,000	1,034
Reg. S, 1.75%, 11/26/2025	EUR	10,000	10,281
Reg. S, 3.38%, 09/20/2027	EUR	6,800	7,185
Reg. S, 3.50%, 02/10/2027	EUR	500	528
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 1 Year + 0.97%), 0.63%, 11/07/2025 (aa)	EUR	3,700	3,815
Reg. S, 0.88%, 07/22/2025	EUR	7,500	7,582
Reg. S, 1.00%, 04/26/2027	EUR	100	99
Reg. S, (EUR Swap Rate 1 Year + 1.55%), 1.13%, 03/11/2027 (aa)	EUR	2,900	2,864
Reg. S, (EUR Swap Rate 1 Year + 2.20%), 2.63%, 03/24/2026 (aa)	EUR	1,500	1,555
Reg. S, (EUR Swap Rate 1 Year + 2.40%), 5.25%, 02/07/2029 (aa)	EUR	1,500	1,602
Banco Santander SA, (Spain),
Reg. S, 0.10%, 02/27/2032	EUR	200	164
Reg. S, 0.20%, 02/11/2028	EUR	1,900	1,734
Reg. S, 1.00%, 04/07/2025	EUR	100	104
Reg. S, 1.13%, 10/25/2028	EUR	100	97
Reg. S, 1.38%, 01/05/2026	EUR	200	203
Reg. S, 1.63%, 10/22/2030	EUR	1,900	1,650
Reg. S, 1.75%, 02/17/2027	GBP	1,000	1,052
Reg. S, 2.38%, 09/08/2027	EUR	100	104
2.75%, 05/28/2025		600	563
3.50%, 03/24/2025		200	191
Reg. S, (EUR Swap Rate 1 Year + 1.05%), 3.63%, 09/27/2026 (aa)	EUR	2,000	2,141
Reg. S, 3.88%, 01/16/2028	EUR	10,000	10,717
3.89%, 05/24/2024		3,800	3,725
5.29%, 08/18/2027		200	196
Series DIP, Reg. S, 3.25%, 04/04/2026	EUR	10,000	10,510
Bank of America Corp.,
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.81%, 05/09/2026 (aa)	EUR	1,900	1,933
(United States SOFR + 0.91%), 0.98%, 09/25/2025 (aa)		177	166

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 0.65%), 1.53%, 12/06/2025 (aa)		25	23
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 1.66%, 04/25/2028 (aa)	EUR	4,000	3,919
Reg. S, (UK Gilts 1 Year + 1.10%), 1.67%, 06/02/2029 (aa)	GBP	2,000	2,026
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		1,465	1,306
Reg. S, (ICE LIBOR EUR 3 Month + 0.91%), 1.95%, 10/27/2026 (aa)		EUR 2,000	2,052
(United States SOFR + 1.06%), 2.09%, 06/14/2029 (aa)		1,500	1,277
(United States SOFR + 1.22%), 2.30%, 07/21/2032 (aa)		1,000	799
Reg. S, 2.30%, 07/25/2025	GBP	1,000	1,165
(CME Term SOFR 3 Month + 1.25%), 2.50%, 02/13/2031 (aa)		3,300	2,761
(United States SOFR + 1.21%), 2.57%, 10/20/2032 (aa)		2,605	2,120
(United States SOFR + 1.93%), 2.68%, 06/19/2041 (aa)		1,920	1,345
(United States SOFR + 1.32%), 2.69%, 04/22/2032 (aa)		2,150	1,780
(CME Term SOFR 3 Month + 1.45%), 2.88%, 10/22/2030 (aa)		65	56
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		10	10
(United States SOFR + 1.58%), 3.31%, 04/22/2042 (aa)		60	46
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		1,000	958
(CME Term SOFR 3 Month + 1.30%), 3.42%, 12/20/2028 (aa)		350	321
Reg. S, (UK Gilts 1 Year + 1.75%), 3.58%, 04/27/2031 (aa)	GBP	1,500	1,610
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,235	1,211
(CME Term SOFR 3 Month + 1.33%), 3.97%, 03/05/2029 (aa)		295	276
(CME Term SOFR 3 Month + 1.47%), 3.97%, 02/07/2030 (aa)		200	185
4.00%, 01/22/2025		4,200	4,083
(CME Term SOFR 3 Month + 1.58%), 4.08%, 04/23/2040 (aa)		100	86
(CME Term SOFR 3 Month + 3.41%), 4.08%, 03/20/2051 (aa)		50	41
(United States SOFR + 1.58%), 4.38%, 04/27/2028 (aa)		940	902
(United States SOFR + 1.75%), 4.83%, 07/22/2026 (aa)		115	113
4.88%, 04/01/2044		25	24
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		1,720	1,686

SEE NOTES TO FINANCIAL STATEMENTS.

84	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
5.00%, 01/21/2044		20	19
(United States SOFR + 2.16%), 5.02%, 07/22/2033 (aa)		470	460
(United States SOFR + 1.91%), 5.29%, 04/25/2034 (aa)		1,980	1,961
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		205	211
Reg. S, 7.00%, 07/31/2028	GBP	650	843
Series N, (United States SOFR + 1.22%), 2.65%, 03/11/2032 (aa)		1,000	828
Series N, (United States SOFR + 1.65%), 3.48%, 03/13/2052 (aa)		180	133
Bank of Ireland Group plc, (Ireland),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.10%), 1.88%, 06/05/2026 (aa)	EUR	2,900	2,979
Reg. S, (EUR Swap Rate 1 Year + 2.05%), 4.88%, 07/16/2028 (aa)	EUR	6,700	7,297
Bank of Montreal, (Canada),
Reg. S, 0.05%, 06/08/2029	EUR	100	89
Reg. S, 1.00%, 04/05/2026	EUR	100	101
1.85%, 05/01/2025		120	112
Series H, 4.25%, 09/14/2024		690	677
Bank of New York Mellon Corp. (The),
(United States SOFR + 1.35%), 4.41%, 07/24/2026 (aa)		235	230
(United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		210	204
(United States SOFR + 1.51%), 4.71%, 02/01/2034 (aa)		100	96
Bank of New Zealand, (New Zealand), Reg. S, 2.55%, 06/29/2027	EUR	100	104
Bank of Nova Scotia (The), (Canada),
Reg. S, 0.01%, 01/14/2027	EUR	100	96
Reg. S, 0.38%, 10/23/2023	EUR	100	108
Reg. S, 0.38%, 03/26/2030	EUR	100	89
1.05%, 03/02/2026		170	151
3.45%, 04/11/2025		510	491
4.85%, 02/01/2030		2,550	2,459
Bankinter SA, (Spain),
Reg. S, 0.88%, 07/08/2026	EUR	3,000	2,926
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.25%, 12/23/2032 (aa)	EUR	3,600	3,225
Banque Federative du Credit Mutuel SA, (France),
Reg. S, 0.01%, 03/07/2025	EUR	1,000	1,015
Reg. S, 0.01%, 05/11/2026	EUR	1,000	969
Reg. S, 0.63%, 11/03/2028	EUR	1,000	893
Reg. S, 0.75%, 06/08/2026	EUR	1,000	987
Reg. S, 0.75%, 01/17/2030	EUR	1,000	866
Reg. S, 1.00%, 05/23/2025	EUR	4,000	4,108
Reg. S, 1.13%, 11/19/2031	EUR	600	482
Reg. S, 1.25%, 05/26/2027	EUR	1,000	978
Reg. S, 1.25%, 06/03/2030	EUR	1,000	886

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.38%, 07/16/2028	EUR	3,000	2,871
Reg. S, 1.88%, 11/04/2026	EUR	1,200	1,206
Reg. S, 1.88%, 06/18/2029	EUR	1,000	923
Reg. S, 2.50%, 05/25/2028	EUR	1,500	1,476
Reg. S, 2.63%, 11/06/2029	EUR	500	490
Reg. S, 3.00%, 05/21/2024	EUR	2,000	2,152
Reg. S, 3.00%, 09/11/2025	EUR	7,000	7,404
Reg. S, 3.13%, 09/14/2027	EUR	3,400	3,566
Reg. S, 3.63%, 09/14/2032	EUR	3,000	3,162
Reg. S, (EUR Swap Rate 5 Year + 2.20%), 3.88%, 06/16/2032 (aa)	EUR	1,000	1,020
4.94%, 01/26/2026 (e)		2,000	1,962
Reg. S, 5.00%, 01/19/2026	GBP	10,000	12,170
Barclays Bank plc, (United Kingdom), Reg. S, 5.75%, 09/14/2026	GBP	90	110
Barclays plc, (United Kingdom),
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.85%), 0.88%, 01/28/2028 (aa)	EUR	4,200	3,974
Reg. S, (EUR Swap Rate 1 Year + 0.78%), 1.38%, 01/24/2026 (aa)	EUR	7,000	7,229
(CMT Index 1 Year + 1.05%), 2.28%, 11/24/2027 (aa)		300	264
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.68%), 2.89%, 01/31/2027 (aa)	EUR	3,150	3,262
Reg. S, 3.00%, 05/08/2026	GBP	100	113
Reg. S, 3.25%, 02/12/2027	GBP	1,200	1,335
Reg. S, (UK Gilts 5 Year + 3.75%), 3.75%, 11/22/2030 (aa)	GBP	825	937
(CMT Index 1 Year + 2.65%), 5.50%, 08/09/2028 (aa)		975	950
(United States SOFR + 2.98%), 6.22%, 05/09/2034 (aa)		1,150	1,145
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		1,110	1,134
(CMT Index 1 Year + 3.50%), 7.44%, 11/02/2033 (aa)		855	925
Basellandschaftliche Kantonalbank, (Switzerland), Reg. S, 0.38%, 05/13/2030	CHF	100	101
Bausparkasse Schwaebisch Hall AG, (Germany), Reg. S, 2.00%, 05/17/2034	EUR	100	97
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG, (Austria),
Reg. S, 0.10%, 05/12/2031	EUR	100	85
Reg. S, 1.13%, 07/31/2028	EUR	100	97
Bayerische Landesbank, (Germany),
Reg. S, 0.13%, 11/02/2029	EUR	50	45
Reg. S, 0.25%, 01/14/2025	EUR	100	103
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.38%, 11/22/2032 (aa)	EUR	100	85
Reg. S, 2.13%, 09/01/2031	EUR	50	51
Reg. S, 3.75%, 02/07/2029	EUR	200	210

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	85

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Belfius Bank SA, (Belgium),
Reg. S, 1.00%, 10/26/2024	EUR	5,000	5,226
Reg. S, 3.25%, 10/18/2027	EUR	100	108
Berlin Hyp AG, (Germany),
Reg. S, 0.01%, 07/07/2028	EUR	100	93
Reg. S, 1.75%, 05/10/2032	EUR	50	49
Series 200, Reg. S, 0.38%, 02/21/2025	EUR	100	103
BNP Paribas SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 0.75%), 0.50%, 07/15/2025 (aa)	EUR	500	523
Reg. S, (ICE LIBOR EUR 3 Month + 0.73%), 0.50%, 02/19/2028 (aa)	EUR	1,000	943
Reg. S, (ICE LIBOR EUR 3 Month + 0.95%), 0.50%, 09/01/2028 (aa)	EUR	3,900	3,591
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.50%, 01/19/2030 (aa)	EUR	3,500	3,060
Reg. S, 0.63%, 12/03/2032	EUR	3,000	2,355
Reg. S, (ICE LIBOR EUR 3 Month + 0.83%), 0.88%, 07/11/2030 (aa)	EUR	3,000	2,641
Reg. S, (EUR Swap Rate 5 Year + 1.17%), 0.88%, 08/31/2033 (aa)	EUR	1,000	860
Reg. S, 1.13%, 08/28/2024	EUR	500	527
Reg. S, 1.13%, 06/11/2026	EUR	1,000	1,003
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.13%, 01/15/2032 (aa)	EUR	1,500	1,391
Reg. S, 1.38%, 05/28/2029	EUR	200	184
Reg. S, 1.50%, 05/23/2028	EUR	500	479
Reg. S, 1.50%, 05/25/2028	EUR	1,500	1,458
(United States SOFR + 0.91%), 1.68%, 06/30/2027 (e) (aa)		1,250	1,102
Reg. S, 1.88%, 12/14/2027	GBP	2,000	2,070
Reg. S, (UK Gilts 5 Year + 1.65%), 2.00%, 05/24/2031 (aa)	GBP	2,500	2,665
Reg. S, 2.10%, 04/07/2032	EUR	1,500	1,379
Reg. S, (ICE LIBOR EUR 3 Month + 1.80%), 2.13%, 01/23/2027 (aa)	EUR	10,000	10,219
(United States SOFR + 1.22%), 2.16%, 09/15/2029 (e) (aa)		3,465	2,885
Reg. S, 2.25%, 01/11/2027	EUR	500	507
Reg. S, 2.38%, 02/17/2025	EUR	1,000	1,053
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.50%, 03/31/2032 (aa)	EUR	4,300	4,171
Reg. S, (ICE LIBOR EUR 3 Month + 1.37%), 2.75%, 07/25/2028 (aa)	EUR	1,500	1,521
Reg. S, 2.88%, 02/24/2029	GBP	2,000	2,096
Reg. S, 3.38%, 01/23/2026	GBP	600	700
Reg. S, (ICE LIBOR EUR 3 Month + 0.92%), 3.88%, 01/10/2031 (aa)	EUR	3,400	3,651
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 4.38%, 01/13/2029 (aa)	EUR	5,900	6,403
Reg. S, 5.75%, 06/13/2032	GBP	4,500	5,415
BNZ International Funding Ltd., (New Zealand), Reg. S, 0.38%, 09/14/2024	EUR	4,050	4,224

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
BPCE SA, (France),
Reg. S, 0.25%, 01/15/2026	EUR	6,200	6,127
Reg. S, 0.25%, 01/14/2031	EUR	1,900	1,559
Reg. S, 0.63%, 09/26/2024	EUR	1,500	1,565
Reg. S, 0.63%, 04/28/2025	EUR	1,000	1,023
Reg. S, 0.88%, 01/31/2024	EUR	1,200	1,286
Reg. S, 1.00%, 12/22/2025	GBP	2,000	2,215
Reg. S, 1.00%, 10/05/2028	EUR	500	465
Reg. S, 3.50%, 01/25/2028	EUR	10,000	10,606
Reg. S, 4.00%, 11/29/2032	EUR	4,300	4,620
Reg. S, 4.38%, 07/13/2028	EUR	3,000	3,245
4.63%, 07/11/2024 (e)		1,200	1,173
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.65%), 5.75%, 06/01/2033 (aa)	EUR	2,900	3,159
(United States SOFR + 2.10%), 5.98%, 01/18/2027 (e) (aa)		1,700	1,683
Caixa Geral de Depositos SA, (Portugal), Reg. S, (EUR Swap Rate 1 Year + 2.75%), 5.75%, 10/31/2028 (aa)	EUR	100	112
CaixaBank SA, (Spain),
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.50%, 02/09/2029 (aa)	EUR	1,500	1,357
Reg. S, (ICE LIBOR EUR 3 Month + 1.00%), 0.75%, 05/26/2028 (aa)	EUR	2,100	1,968
Reg. S, 1.00%, 09/25/2025	EUR	200	204
Reg. S, 1.13%, 11/12/2026	EUR	8,000	7,817
Reg. S, 1.25%, 01/11/2027	EUR	200	200
Reg. S, (EUR Swap Rate 5 Year + 1.63%), 1.25%, 06/18/2031 (aa)	EUR	500	476
Reg. S, 1.38%, 06/19/2026	EUR	2,300	2,286
Reg. S, (EUR Swap Rate 5 Year + 1.68%), 2.25%, 04/17/2030 (aa)	EUR	1,000	1,012
Reg. S, 3.75%, 09/07/2029	EUR	2,500	2,692
Reg. S, (EUR Swap Rate 5 Year + 3.55%), 6.25%, 02/23/2033 (aa)	EUR	1,400	1,534
Caja Rural de Navarra SCC, (Spain), Reg. S, 3.00%, 04/26/2027	EUR	100	106
Canadian Imperial Bank of Commerce, (Canada),
Reg. S, 0.04%, 07/09/2027	EUR	100	94
3.95%, 08/04/2025		805	778
Cie de Financement Foncier SA, (France),
Reg. S, 0.23%, 09/14/2026	EUR	100	98
Reg. S, 0.50%, 09/04/2024	EUR	100	105
Reg. S, 0.60%, 10/25/2041	EUR	100	69
Reg. S, 0.75%, 01/21/2025	EUR	100	104
Reg. S, 0.75%, 05/29/2026	EUR	100	100
Reg. S, 2.38%, 03/15/2030	EUR	100	103
Reg. S, 3.88%, 04/25/2055	EUR	20	25
Citigroup, Inc.,
(United States SOFR + 0.67%), 0.98%, 05/01/2025 (aa)		640	612

SEE NOTES TO FINANCIAL STATEMENTS.

86	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
(United States SOFR + 0.77%), 1.12%, 01/28/2027 (aa)		130	116
Reg. S, (ICE LIBOR EUR 3 Month + 1.66%), 1.25%, 07/06/2026 (aa)	EUR	2,000	2,041
(United States SOFR + 0.77%), 1.46%, 06/09/2027 (aa)		3,250	2,886
Reg. S, (ICE LIBOR EUR 3 Month + 1.07%), 1.50%, 07/24/2026 (aa)	EUR	10,000	10,234
1.75%, 01/28/2025	EUR	700	736
(United States SOFR + 0.69%), 2.01%, 01/25/2026 (aa)		90	85
(United States SOFR + 1.18%), 2.52%, 11/03/2032 (aa)		465	374
(United States SOFR + 1.17%), 2.56%, 05/01/2032 (aa)		1,060	865
(United States SOFR + 2.11%), 2.57%, 06/03/2031 (aa)		3,600	3,002
(United States SOFR + 1.38%), 2.90%, 11/03/2042 (aa)		75	53
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		155	148
(United States SOFR + 1.53%), 3.29%, 03/17/2026 (aa)		1,000	956
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		65	64
(CME Term SOFR 3 Month + 1.65%), 3.67%, 07/24/2028 (aa)		450	421
(United States SOFR + 1.94%), 3.79%, 03/17/2033 (aa)		100	88
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		1,535	1,508
(CME Term SOFR 3 Month + 2.10%), 4.28%, 04/24/2048 (aa)		160	137
4.40%, 06/10/2025		3,500	3,399
4.65%, 07/30/2045		10	9
4.65%, 07/23/2048		25	23
(United States SOFR + 1.89%), 4.66%, 05/24/2028 (aa)		200	195
(United States SOFR + 4.55%), 5.32%, 03/26/2041 (aa)		100	97
6.00%, 10/31/2033		50	51
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		2,260	2,277
Clydesdale Bank plc, (United Kingdom), Reg. S, 2.50%, 06/22/2027	EUR	5,000	5,182
Commerzbank AG, (Germany),
Reg. S, 0.01%, 03/11/2030	EUR	100	88
Reg. S, 0.25%, 01/12/2032	EUR	100	86
Reg. S, 0.88%, 09/08/2025	EUR	100	103
Reg. S, 1.00%, 03/04/2026	EUR	1,500	1,520
Reg. S, 2.88%, 04/28/2026	EUR	100	107
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 3.00%, 09/14/2027 (aa)	EUR	1,000	1,023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 2.20%), 4.63%, 03/21/2028 (aa)	EUR	4,000	4,288
Reg. S, (UK Gilts 5 Year + 5.25%), 8.63%, 02/28/2033 (aa)	GBP	1,800	2,196
Commonwealth Bank of Australia, (Australia),
Reg. S, 0.75%, 02/28/2028	EUR	100	96
Reg. S, 1.13%, 01/18/2028	EUR	1,000	968
Reg. S, (EUR Swap Rate 5 Year + 1.45%), 1.94%, 10/03/2029 (aa)	EUR	1,825	1,895
Reg. S, 3.25%, 10/24/2025	EUR	100	107
Cooperatieve Rabobank UA, (Netherlands),
Reg. S, 0.01%, 11/27/2040	EUR	100	63
Reg. S, 0.75%, 03/02/2032	EUR	100	89
Reg. S, 0.88%, 02/08/2028	EUR	200	195
Reg. S, (ICE LIBOR EUR 3 Month + 1.18%), 0.88%, 05/05/2028 (aa)	EUR	700	669
Reg. S, 1.25%, 03/23/2026	EUR	1,475	1,510
Reg. S, 1.38%, 02/03/2027	EUR	25	25
Reg. S, (EUR Swap Rate 5 Year + 1.95%), 3.88%, 11/30/2032 (aa)	EUR	2,100	2,169
4.38%, 08/04/2025		890	859
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 4.63%, 01/27/2028 (aa)		EUR 15,700	17,222
Reg. S, 5.25%, 05/23/2041	GBP	50	64
Credit Agricole Italia SpA, (Italy),
Reg. S, 0.13%, 03/15/2033	EUR	100	77
Reg. S, 0.25%, 09/30/2024	EUR	100	104
Reg. S, 3.50%, 01/15/2030	EUR	100	108
Credit Agricole SA, (France),
Reg. S, 0.38%, 10/21/2025	EUR	7,000	7,033
Reg. S, 1.00%, 09/18/2025	EUR	15,000	15,353
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 1.00%, 04/22/2026 (aa)	EUR	3,000	3,068
Reg. S, 1.75%, 03/05/2029	EUR	1,100	1,048
Reg. S, (UK Gilts 5 Year + 1.50%), 1.87%, 12/09/2031 (aa)	GBP	600	621
Reg. S, 1.88%, 12/20/2026	EUR	1,000	1,012
Reg. S, (ICE LIBOR EUR 3 Month + 0.77%), 1.88%, 04/22/2027 (aa)	EUR	1,000	1,012
Reg. S, 2.38%, 05/20/2024	EUR	600	645
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 4.00%, 10/12/2026 (aa)	EUR	2,000	2,155
Reg. S, 4.00%, 01/18/2033	EUR	10,000	10,890
Reg. S, (UK Gilts 1 Year + 2.18%), 6.38%, 06/14/2031 (aa)	GBP	7,300	9,129
Credit Mutuel Arkea SA, (France),
Reg. S, 3.25%, 06/01/2026	EUR	500	523
Reg. S, 3.38%, 09/19/2027	EUR	3,000	3,177
Reg. S, 4.25%, 12/01/2032	EUR	3,600	3,933
Credit Suisse AG, (Switzerland),
Reg. S, 0.25%, 01/05/2026	EUR	1,000	973
Reg. S, 0.25%, 09/01/2028	EUR	1,200	1,048
7.95%, 01/09/2025		1,700	1,732

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	87

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Credit Suisse Schweiz AG, (Switzerland),
Reg. S, 0.00%, 10/31/2030	CHF	25	24
Reg. S, 3.39%, 12/05/2025	EUR	100	107
Credito Emiliano SpA, (Italy),
Reg. S, 0.01%, 07/07/2028	EUR	100	91
Reg. S, (ICE LIBOR EUR 3 Month + 1.05%), 1.13%, 01/19/2028 (aa)	EUR	2,000	1,928
Crelan SA, (Belgium), Reg. S, 5.38%, 10/31/2025	EUR	1,700	1,843
Danske Bank A/S, (Denmark),
Reg. S, IF, (1.15% - ICE EURIBOR Swap Rate 1 Year), 0.50%, 08/27/2025 (aa)	EUR	425	441
Reg. S, 0.63%, 05/26/2025	EUR	3,000	3,060
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.88%), 0.75%, 06/09/2029 (aa)		EUR 3,500	3,151
Reg. S, (EUR Swap Rate 5 Year + 1.40%), 1.00%, 05/15/2031 (aa)		EUR 1,000	956
Reg. S, (EUR Swap Rate 1 Year + 0.85%), 1.38%, 02/17/2027 (aa)		EUR 1,000	996
Reg. S, (EUR Swap Rate 5 Year + 1.70%), 1.38%, 02/12/2030 (aa)		EUR 3,000	3,030
Reg. S, (UK Gilts 1 Year + 1.65%), 2.25%, 01/14/2028 (aa)	GBP	6,800	7,218
(CMT Index 1 Year + 2.10%), 6.47%, 01/09/2026 (e) (aa)		2,255	2,249
Danske Hypotek AB, (Sweden), Series 2512, Reg. S, 1.00%, 12/17/2025		SEK 2,000	172
Danske Mortgage Bank plc, (Finland), Reg. S, 0.01%, 11/24/2026	EUR	100	97
DBS Bank Ltd., (Singapore), Reg. S, 2.81%, 10/13/2025	EUR	100	106
de Volksbank NV, (Netherlands), Reg. S, 1.00%, 03/08/2028	EUR	100	98
Deutsche Apotheker-und Aerztebank eG, (Germany), Reg. S, 0.01%, 02/06/2029	EUR	100	91
Deutsche Bank AG, (Germany),
Reg. S, 0.13%, 01/21/2030	EUR	75	67
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 1.00%, 11/19/2025 (aa)	EUR	200	206
Reg. S, 1.13%, 08/30/2023	EUR	775	842
Reg. S, (ICE LIBOR EUR 3 Month + 1.67%), 1.38%, 06/10/2026 (aa)		EUR 1,000	1,030
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 1.88%, 02/23/2028 (aa)		EUR 2,900	2,798
(United States SOFR + 1.87%), 2.13%, 11/24/2026 (aa)		2,950	2,624
Reg. S, 2.25%, 09/20/2027	EUR	100	104
Reg. S, 2.63%, 12/16/2024	GBP	1,500	1,770
Reg. S, 3.13%, 10/19/2026	EUR	100	107
(United States SOFR + 2.26%), 3.74%, 01/07/2033 (aa)		200	147

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 3.88%, 02/12/2024	GBP	1,000	1,241
Reg. S, (SONIA Interest Rate Benchmark + 1.94%), 4.00%, 06/24/2026 (aa)		GBP 2,000	2,348
Reg. S, 4.00%, 11/29/2027	EUR	4,100	4,414
Reg. S, (ICE LIBOR EUR 3 Month + 2.50%), 5.38%, 01/11/2029 (aa)		EUR 1,300	1,408
(United States SOFR + 3.18%), 6.72%, 01/18/2029 (aa)		1,575	1,577
(United States SOFR + 3.65%), 7.08%, 02/10/2034 (aa)		2,410	2,228
Deutsche Kreditbank AG, (Germany), Reg. S, 1.63%, 05/05/2032	EUR	50	48
Deutsche Pfandbriefbank AG, (Germany),
Reg. S, 0.63%, 08/30/2027	EUR	100	97
Reg. S, 1.00%, 04/13/2026	EUR	100	102
Dexia Credit Local SA, (France),
Reg. S, 0.00%, 01/21/2028	EUR	300	281
Reg. S, 0.01%, 01/22/2027	EUR	500	482
Reg. S, 0.63%, 01/17/2026	EUR	600	606
Reg. S, 1.25%, 11/26/2024	EUR	700	737
Reg. S, 2.13%, 02/12/2025	GBP	400	478
DNB Bank ASA, (Norway), Reg. S, (EUR Swap Rate 5 Year + 2.00%), 4.63%, 02/28/2033 (aa)		EUR 5,425	5,793
DNB Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 05/12/2028	EUR	5,000	4,617
Reg. S, 0.01%, 01/21/2031	EUR	100	85
Reg. S, 0.25%, 09/07/2026	EUR	100	98
Reg. S, 0.38%, 11/20/2024	EUR	100	104
DZ HYP AG, (Germany),
Reg. S, 0.01%, 06/23/2028	EUR	100	93
Reg. S, 0.01%, 10/27/2028	EUR	25	23
Reg. S, 0.38%, 06/06/2025	EUR	100	102
Reg. S, 0.38%, 03/31/2026	EUR	100	100
Reg. S, 0.88%, 04/17/2034	EUR	100	86
Reg. S, 3.00%, 10/29/2027	EUR	50	54
Reg. S, 3.00%, 11/30/2032	EUR	100	108
Eika Boligkreditt A/S, (Norway), Reg. S, 0.38%, 02/26/2025	EUR	100	103
Erste Group Bank AG, (Austria),
Reg. S, (ICE LIBOR EUR 3 Month + 0.52%), 0.10%, 11/16/2028 (aa)		EUR 1,000	911
Reg. S, 0.13%, 05/17/2028	EUR	1,000	900
Reg. S, 0.25%, 06/26/2024	EUR	100	105
Reg. S, 0.50%, 01/12/2037	EUR	100	75
Reg. S, 0.75%, 02/05/2025	EUR	100	104
Reg. S, 0.88%, 05/22/2026	EUR	1,000	995
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.10%), 0.88%, 11/15/2032 (aa)		EUR 4,500	3,997
Reg. S, 1.50%, 04/07/2026	EUR	1,000	1,020
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.10%), 1.63%, 09/08/2031 (aa)		EUR 1,000	961

SEE NOTES TO FINANCIAL STATEMENTS.

88	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.00%, 01/16/2031 (aa)	EUR	1,500	1,606
Reg. S, (ICE LIBOR EUR 3 Month + 1.25%), 4.25%, 05/30/2030 (aa)	EUR	9,800	10,604
Federation des Caisses Desjardins du Quebec, (Canada), Reg. S, 0.01%, 04/08/2026	EUR	100	98
First Abu Dhabi Bank PJSC, (United Arab Emirates), Reg. S, 0.13%, 02/16/2026	EUR	100	98
Goldman Sachs Group, Inc. (The),
Reg. S, 0.13%, 08/19/2024	EUR	1,000	1,044
Reg. S, 0.25%, 01/26/2028	EUR	1,000	912
(United States SOFR + 0.61%), 0.86%, 02/12/2026 (aa)		28	26
Reg. S, 1.00%, 03/18/2033	EUR	1,000	810
(United States SOFR + 0.79%), 1.09%, 12/09/2026 (aa)		585	521
(United States SOFR + 0.80%), 1.43%, 03/09/2027 (aa)		1,310	1,170
Reg. S, 1.50%, 12/07/2027	GBP	3,000	3,078
(United States SOFR + 0.73%), 1.76%, 01/24/2025 (aa)		120	117
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		1,815	1,614
2.60%, 02/07/2030		1,895	1,613
(United States SOFR + 1.28%), 2.62%, 04/22/2032 (aa)		2,715	2,226
(United States SOFR + 1.26%), 2.65%, 10/21/2032 (aa)		600	489
(United States SOFR + 1.47%), 2.91%, 07/21/2042 (aa)		865	610
(United States SOFR + 1.41%), 3.10%, 02/24/2033 (aa)		280	236
Reg. S, 3.13%, 07/25/2029	GBP	1,500	1,589
Reg. S, 3.38%, 03/27/2025	EUR	4,000	4,304
3.50%, 04/01/2025		97	93
(United States SOFR + 1.85%), 3.62%, 03/15/2028 (aa)		480	450
Reg. S, (UK Gilts 1 Year + 1.95%), 3.63%, 10/29/2029 (aa)	GBP	2,000	2,190
Reg. S, 4.00%, 09/21/2029	EUR	1,000	1,075
(CME Term SOFR 3 Month + 1.63%), 4.02%, 10/31/2038 (aa)		60	51
Reg. S, 4.25%, 01/29/2026	GBP	2,000	2,393
(United States SOFR + 1.51%), 4.39%, 06/15/2027 (aa)		1,360	1,322
(United States SOFR + 1.73%), 4.48%, 08/23/2028 (aa)		495	478
5.15%, 05/22/2045		21	20
6.25%, 02/01/2041		50	54
6.75%, 10/01/2037		170	183
6.88%, 01/18/2038	GBP	825	1,041

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
HSBC Bank Canada, (Canada), Reg. S, 1.50%, 09/15/2027	EUR	100	100
HSBC Holdings plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 1.03%), 0.77%, 11/13/2031 (aa)	EUR	1,000	848
(United States SOFR + 1.54%), 1.65%, 04/18/2026 (aa)		1,000	921
(United States SOFR + 1.73%), 2.01%, 09/22/2028 (aa)		800	685
Reg. S, 2.50%, 03/15/2027	EUR	2,000	2,056
(United States SOFR + 1.43%), 3.00%, 03/10/2026 (aa)		600	569
Reg. S, 3.00%, 06/30/2025	EUR	5,000	5,298
(GBP Swap Rate 1 Year + 1.65%), 3.00%, 07/22/2028 (aa)	GBP	1,000	1,089
(GBP Swap Rate 1 Year + 1.77%), 3.00%, 05/29/2030 (aa)	GBP	225	232
Reg. S, (ICE LIBOR EUR 3 Month + 1.45%), 3.02%, 06/15/2027 (aa)	EUR	2,175	2,260
Reg. S, 3.13%, 06/07/2028	EUR	11,000	11,120
(CME Term SOFR 3 Month + 1.87%), 3.97%, 05/22/2030 (aa)		900	808
(United States SOFR + 1.51%), 4.18%, 12/09/2025 (aa)		390	378
Reg. S, (ICE LIBOR EUR 3 Month + 1.29%), 4.75%, 03/10/2028 (aa)	EUR	10,000	10,903
(United States SOFR + 2.53%), 4.76%, 03/29/2033 (aa)		430	388
Reg. S, (ICE LIBOR EUR 3 Month + 1.94%), 4.86%, 05/23/2033 (aa)	EUR	11,600	12,711
(United States SOFR + 2.87%), 5.40%, 08/11/2033 (aa)		500	489
(United States SOFR + 1.97%), 6.16%, 03/09/2029 (aa)		350	353
(United States SOFR + 2.39%), 6.25%, 03/09/2034 (aa)		570	583
(United States SOFR + 2.65%), 6.33%, 03/09/2044 (aa)		1,680	1,739
6.50%, 09/15/2037		400	398
(United States SOFR + 2.98%), 6.55%, 06/20/2034 (aa)		280	279
Reg. S, 7.00%, 04/07/2038	GBP	300	368
(United States SOFR + 3.35%), 7.39%, 11/03/2028 (aa)		3,200	3,376
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG, (Austria),
Reg. S, 0.13%, 06/30/2026	EUR	200	192
Reg. S, 3.25%, 04/19/2028	EUR	100	107
Hypo Vorarlberg Bank AG, (Austria),
Reg. S, 0.75%, 02/11/2025	EUR	100	104
Reg. S, 4.13%, 02/16/2026	EUR	100	107

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	89

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Industrial & Commercial Bank of China Ltd., (China), Reg. S, 0.13%, 10/28/2024	EUR	2,500	2,575
ING Bank NV, (Netherlands),
Reg. S, 0.13%, 12/08/2031	EUR	100	85
Reg. S, 0.75%, 02/18/2029	EUR	100	95
Reg. S, 2.50%, 02/21/2030	EUR	100	104
ING Belgium SA, (Belgium), Reg. S, 0.01%, 02/20/2030	EUR	100	88
ING Groep NV, (Netherlands),
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 0.10%, 09/03/2025 (aa)		EUR 2,500	2,591
Reg. S, (ICE LIBOR EUR 3 Month + 0.43%), 0.13%, 11/29/2025 (aa)		EUR 1,500	1,536
Reg. S, (ICE LIBOR EUR 3 Month + 0.70%), 0.38%, 09/29/2028 (aa)		EUR 1,000	915
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.15%), 0.88%, 06/09/2032 (aa)		EUR 1,000	920
Reg. S, (EUR Swap Rate 5 Year + 1.20%), 1.00%, 11/13/2030 (aa)		EUR 1,000	972
Reg. S, (EUR Swap Rate 5 Year + 1.15%), 1.00%, 11/16/2032 (aa)		EUR 1,500	1,352
Reg. S, 1.13%, 02/14/2025	EUR	3,200	3,321
Reg. S, (SONIA Interest Rate Benchmark + 0.91%), 1.13%, 12/07/2028 (aa)		GBP 1,900	1,891
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 1.25%, 02/16/2027 (aa)		EUR 1,200	1,198
Reg. S, 1.38%, 01/11/2028	EUR	1,000	969
Reg. S, (EUR Swap Rate 5 Year + 1.25%), 1.63%, 09/26/2029 (aa)		EUR 1,000	1,031
(United States SOFR + 1.01%), 1.73%, 04/01/2027 (aa)		1,465	1,304
Reg. S, 2.00%, 09/20/2028	EUR	800	787
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 2.00%, 03/22/2030 (aa)		EUR 3,000	3,060
Reg. S, (ICE LIBOR EUR 3 Month + 1.10%), 2.13%, 05/23/2026 (aa)		EUR 3,000	3,120
Reg. S, (EUR Swap Rate 5 Year + 2.40%), 2.13%, 05/26/2031 (aa)		EUR 1,300	1,287
Reg. S, 3.00%, 02/18/2026	GBP	2,000	2,307
(United States SOFR + 1.64%), 3.87%, 03/28/2026 (aa)		200	192
4.10%, 10/02/2023		200	199
Reg. S, (ICE LIBOR EUR 3 Month + 1.85%), 4.88%, 11/14/2027 (aa)	EUR	5,300	5,822
ING-DiBa AG, (Germany), Reg. S, 0.01%, 10/07/2028	EUR	200	184
Intesa Sanpaolo SpA, (Italy),
Reg. S, 0.38%, 09/14/2026	EUR	100	98
Reg. S, 0.63%, 02/24/2026	EUR	1,000	986
Reg. S, 0.75%, 12/04/2024	EUR	500	519
Reg. S, 0.75%, 03/16/2028	EUR	5,500	5,110
Reg. S, 1.00%, 07/04/2024	EUR	1,500	1,585
Reg. S, 1.35%, 02/24/2031	EUR	1,500	1,236

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, 1.50%, 04/10/2024	EUR	3,100	3,315
Reg. S, 1.75%, 03/20/2028	EUR	4,000	3,897
Reg. S, 2.13%, 05/26/2025	EUR	4,375	4,570
Reg. S, 2.50%, 01/15/2030	GBP	3,000	2,949
Reg. S, 3.38%, 01/24/2025	EUR	100	108
Reg. S, 4.75%, 09/06/2027	EUR	1,000	1,094
Reg. S, 5.25%, 01/13/2030	EUR	3,000	3,360
7.00%, 11/21/2025 (e)		1,060	1,069
(CMT Index 1 Year + 3.90%), 7.78%, 06/20/2054 (e) (aa)		650	646
(CMT Index 1 Year + 4.40%), 8.25%, 11/21/2033 (e) (aa)		1,305	1,370
Series XR, 3.25%, 09/23/2024 (e)		2,900	2,781
Investec plc, (United Kingdom),
Reg. S, (UK Gilts 1 Year + 1.50%), 1.88%, 07/16/2028 (aa)	GBP	1,500	1,490
Reg. S, (UK Gilts 5 Year + 2.05%), 2.63%, 01/04/2032 (aa)	GBP	1,000	995
Investitionsbank Berlin, (Germany),
Reg. S, 2.75%, 10/04/2027	EUR	300	321
Series 208, 0.05%, 03/02/2035	EUR	100	76
Jyske Bank A/S, (Denmark),
Reg. S, (EUR Swap Rate 1 Year + 0.50%), 0.05%, 09/02/2026 (aa)	EUR	3,350	3,293
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.42%), 0.25%, 02/17/2028 (aa)	EUR	2,000	1,857
Reg. S, (EUR Swap Rate 1 Year + 2.10%), 4.63%, 04/11/2026 (aa)	EUR	10,000	10,821
KBC Bank NV, (Belgium), Reg. S, 3.13%, 02/22/2027	EUR	100	108
KBC Group NV, (Belgium),
Reg. S, 0.63%, 04/10/2025	EUR	8,000	8,222
Reg. S, (ICE LIBOR EUR 3 Month + 1.38%), 4.38%, 04/19/2030 (aa)	EUR	7,000	7,567
Reg. S, (UK Gilts 1 Year + 0.92%), 1.25%, 09/21/2027 (aa)	GBP	5,000	5,326
Kreditanstalt fuer Wiederaufbau, (Germany),
Reg. S, 0.00%, 02/18/2025	EUR	120	124
Reg. S, 0.00%, 06/15/2026	EUR	500	495
Reg. S, 0.00%, 03/31/2027	EUR	500	484
Reg. S, 0.00%, 04/30/2027	EUR	2,230	2,156
Reg. S, 0.00%, 12/15/2027	EUR	1,140	1,084
Reg. S, 0.00%, 09/15/2028	EUR	1,325	1,236
Reg. S, 0.00%, 11/09/2028	EUR	1,000	928
Reg. S, 0.00%, 06/15/2029	EUR	254	232
Reg. S, 0.00%, 09/17/2030	EUR	3,108	2,742
Reg. S, 0.00%, 01/10/2031	EUR	670	586
Reg. S, 0.01%, 05/05/2027	EUR	520	503
Reg. S, 0.05%, 09/29/2034	EUR	780	614
Reg. S, 0.13%, 01/09/2032	EUR	830	715
0.25%, 09/15/2025	EUR	1,100	1,122
0.38%, 07/18/2025		1,400	1,278

SEE NOTES TO FINANCIAL STATEMENTS.

90	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 0.38%, 04/23/2030	EUR	360	331
Reg. S, 0.38%, 05/20/2036	EUR	548	428
Reg. S, 0.50%, 09/28/2026	EUR	2,520	2,522
0.50%, 09/15/2027	EUR	500	489
0.63%, 01/07/2028	EUR	720	704
Reg. S, 0.88%, 09/15/2026	GBP	5,000	5,489
Reg. S, 0.88%, 07/04/2039	EUR	400	315
Reg. S, 1.13%, 05/09/2033	EUR	550	507
Reg. S, 1.38%, 12/15/2025	GBP	425	485
Reg. S, 1.38%, 07/31/2035	EUR	202	183
2.00%, 05/02/2025		195	185
Reg. S, 2.00%, 11/15/2029	EUR	500	514
2.50%, 11/20/2024		750	722
Reg. S, 2.50%, 11/19/2025	EUR	3,450	3,693
Reg. S, 2.75%, 05/15/2030	EUR	1,300	1,399
Reg. S, 2.75%, 02/14/2033	EUR	700	752
Reg. S, 4.13%, 02/18/2026	GBP	10,000	12,208
4.70%, 06/02/2037	CAD	100	79
Reg. S, 4.88%, 03/15/2037	GBP	825	1,061
5.75%, 06/07/2032	GBP	1,300	1,777
6.00%, 12/07/2028	GBP	2,500	3,293
Series EXC, 5.50%, 06/18/2025	GBP	9,900	12,463
Kutxabank SA, (Spain), Reg. S, 1.25%, 09/22/2025	EUR	100	103
La Banque Postale SA, (France),
Reg. S, 0.25%, 07/12/2026	EUR	200	194
Reg. S, 0.75%, 06/23/2031	EUR	100	83
Reg. S, (ICE LIBOR EUR 3 Month + 0.78%), 1.00%, 02/09/2028 (aa)	EUR	200	190
Reg. S, 1.38%, 04/24/2029	EUR	200	186
Reg. S, 4.00%, 05/03/2028	EUR	200	216
Reg. S, (EUR Swap Rate 5 Year + 2.85%), 5.50%, 03/05/2034 (aa)	EUR	100	106
Landesbank Baden-Wuerttemberg, (Germany),
Reg. S, 0.25%, 07/21/2028	EUR	200	179
Reg. S, 0.38%, 02/18/2027	EUR	200	188
Reg. S, 0.38%, 02/28/2028	EUR	100	91
Reg. S, 0.38%, 05/07/2029	EUR	100	86
Reg. S, 0.88%, 09/15/2025	EUR	100	103
Series 809, Reg. S, 0.38%, 07/29/2026	EUR	100	96
Series 829, Reg. S, 1.75%, 02/28/2028	EUR	100	102
Landesbank Hessen-Thueringen Girozentrale, (Germany),
Reg. S, 0.38%, 06/04/2029	EUR	100	87
Reg. S, 0.50%, 01/19/2037	EUR	100	77
Reg. S, 0.63%, 01/12/2027	EUR	100	99
Reg. S, 4.00%, 02/04/2030	EUR	100	107
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.75%), 4.50%, 09/15/2032 (aa)	EUR	100	102
Landeskreditbank Baden-Wuerttemberg Foerderbank, (Germany),
Reg. S, 0.38%, 02/25/2027	EUR	400	392
Reg. S, 0.63%, 12/15/2025	GBP	2,000	2,233

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Landwirtschaftliche Rentenbank, (Germany),
Reg. S, 0.00%, 09/28/2026	EUR	535	525
Reg. S, 0.00%, 07/19/2028	EUR	1,700	1,587
Reg. S, 0.00%, 12/13/2028	EUR	720	665
Reg. S, 0.00%, 11/27/2029	EUR	520	468
Reg. S, 0.05%, 12/18/2029	EUR	180	162
Reg. S, 0.10%, 03/08/2027	EUR	200	194
Reg. S, 0.25%, 08/29/2025	EUR	300	306
Reg. S, 0.38%, 02/14/2028	EUR	1,140	1,096
Reg. S, 0.50%, 02/28/2029	EUR	400	378
Reg. S, 0.63%, 02/20/2030	EUR	140	131
Reg. S, 0.63%, 10/31/2036	EUR	75	60
Reg. S, 0.88%, 12/15/2026	GBP	2,000	2,170
Reg. S, 2.75%, 02/16/2032	EUR	200	214
Reg. S, 3.25%, 09/06/2030	EUR	300	332
Lloyds Bank plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	100	98
Reg. S, 6.00%, 02/08/2029	GBP	100	129
Reg. S, 6.50%, 09/17/2040	GBP	300	429
Lloyds Banking Group plc,
(United Kingdom), (UK Gilts 5 Year + 1.60%), 1.99%, 12/15/2031 (aa)	GBP	1,900	1,993
Reg. S, (UK Gilts 5 Year + 2.40%), 2.71%, 12/03/2035 (aa)	GBP	600	550
Reg. S, (ICE LIBOR EUR 3 Month + 1.72%), 4.50%, 03/18/2030 (aa)		EUR 4,000	4,248
Macquarie Group Ltd., (Australia),
Reg. S, 2.13%, 10/01/2031	GBP	1,500	1,394
Reg. S, 4.08%, 05/31/2029	GBP	2,000	2,205
Mediobanca Banca di Credito Finanziario SpA, (Italy),
Reg. S, 0.75%, 07/15/2027	EUR	425	401
Reg. S, 1.13%, 07/15/2025	EUR	975	998
Reg. S, 2.38%, 06/30/2027	EUR	100	103
Series 4, Reg. S, 1.38%, 11/10/2025	EUR	100	103
Mitsubishi UFJ Financial Group, Inc., (Japan),
(CMT Index 1 Year + 0.55%), 0.95%, 07/19/2025 (aa)		400	378
(CMT Index 1 Year + 0.75%), 1.54%, 07/20/2027 (aa)		2,000	1,765
Reg. S, (ICE LIBOR EUR 3 Month + 0.94%), 2.26%, 06/14/2025 (aa)		EUR 2,275	2,430
(CMT Index 1 Year + 0.83%), 2.34%, 01/19/2028 (aa)		640	572
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)		1,000	988
(CMT Index 1 Year + 1.90%), 5.35%, 09/13/2028 (aa)		3,450	3,423
Mizuho Financial Group, Inc., (Japan),
Reg. S, 0.12%, 09/06/2024	EUR	1,000	1,042
Reg. S, 0.21%, 10/07/2025	EUR	2,000	2,010

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	91

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 0.72%), 0.47%, 09/06/2029 (aa)	EUR	1,000	893
Reg. S, 2.10%, 04/08/2032	EUR	1,000	922
(CME Term SOFR 3 Month + 1.09%), 2.23%, 05/25/2026 (aa)		3,000	2,781
(CMT Index 1 Year + 0.90%), 2.65%, 05/22/2026 (aa)		1,000	935
(United States SOFR + 1.24%), 2.84%, 07/16/2025 (aa)		400	385
Reg. S, 4.42%, 05/20/2033	EUR	10,000	10,904
(CMT Index 1 Year + 2.05%), 5.41%, 09/13/2028 (aa)		2,900	2,876
Reg. S, 5.63%, 06/13/2028	GBP	3,150	3,803
(CMT Index 1 Year + 1.90%), 5.75%, 07/06/2034 (w) (aa)		780	781
Morgan Stanley,
(ICE LIBOR EUR 3 Month + 0.70%), 0.41%, 10/29/2027 (aa)	EUR	4,350	4,137
(ICE LIBOR EUR 3 Month + 0.75%), 0.64%, 07/26/2024 (aa)	EUR	1,675	1,824
(United States SOFR + 0.56%), 1.16%, 10/21/2025 (aa)		1,240	1,159
(United States SOFR + 0.86%), 1.51%, 07/20/2027 (aa)		225	199
(United States SOFR + 0.88%), 1.59%, 05/04/2027 (aa)		185	166
1.88%, 04/27/2027	EUR	2,500	2,503
(ICE LIBOR EUR 3 Month + 0.90%), 2.10%, 05/08/2026 (aa)	EUR	900	937
2.63%, 03/09/2027	GBP	1,425	1,581
(United States SOFR + 1.14%), 2.70%, 01/22/2031 (aa)		1,000	850
(United States SOFR + 1.43%), 2.80%, 01/25/2052 (aa)		45	30
(ICE LIBOR EUR 3 Month + 1.25%), 2.95%, 05/07/2032 (aa)	EUR	5,200	5,115
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)		235	230
4.30%, 01/27/2045		170	148
4.38%, 01/22/2047		23	20
(CME Term SOFR 3 Month + 1.89%), 4.43%, 01/23/2030 (aa)		75	71
(CME Term SOFR 3 Month + 1.69%), 4.46%, 04/22/2039 (aa)		10	9
(ICE LIBOR EUR 3 Month + 1.30%), 4.66%, 03/02/2029 (aa)	EUR	2,400	2,631
(United States SOFR + 1.67%), 4.68%, 07/17/2026 (aa)		965	947
(ICE LIBOR EUR 3 Month + 1.76%), 4.81%, 10/25/2028 (aa)	EUR	5,000	5,511
5.00%, 11/24/2025		140	138
(United States SOFR + 1.87%), 5.25%, 04/21/2034 (aa)		1,255	1,239

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 4.84%), 5.60%, 03/24/2051 (aa)		40	42
(SONIA Interest Rate Benchmark + 2.25%), 5.79%, 11/18/2033 (aa)		GBP 4,300	5,226
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)		135	133
(United States SOFR + 2.24%), 6.30%, 10/18/2028 (aa)		1,020	1,048
(United States SOFR + 2.56%), 6.34%, 10/18/2033 (aa)		750	798
Muenchener Hypothekenbank eG, (Germany),
Reg. S, 0.01%, 11/02/2040	EUR	50	31
Reg. S, 0.13%, 02/01/2029	EUR	50	46
Reg. S, 1.00%, 04/18/2039	EUR	50	40
Reg. S, 1.50%, 06/25/2024	EUR	100	107
Reg. S, 2.50%, 07/04/2028	EUR	50	52
National Australia Bank Ltd., (Australia),
Reg. S, 0.25%, 05/20/2024	EUR	1,000	1,055
Reg. S, 0.63%, 09/18/2024	EUR	1,000	1,048
Reg. S, 0.75%, 01/30/2026	EUR	100	101
Reg. S, 1.25%, 05/18/2026	EUR	1,000	1,017
Reg. S, (UK Gilts 5 Year + 1.40%), 1.70%, 09/15/2031 (aa)	GBP	1,425	1,475
Reg. S, 2.13%, 05/24/2028	EUR	500	506
Reg. S, 2.35%, 08/30/2029	EUR	100	102
National Bank of Canada, (Canada),
Reg. S, 0.75%, 03/13/2025	EUR	100	103
5.25%, 01/17/2025		250	248
Nationale-Nederlanden Bank NV (The), (Netherlands), Reg. S, 0.01%, 07/08/2030	EUR	100	87
NatWest Group plc, (United Kingdom),
Reg. S, (ICE LIBOR EUR 3 Month + 0.89%), 0.67%, 09/14/2029 (aa)	EUR	2,200	1,938
Reg. S, (EUR Swap Rate 5 Year + 1.27%), 1.04%, 09/14/2032 (aa)	EUR	2,375	2,113
Reg. S, (ICE LIBOR EUR 3 Month + 1.08%), 1.75%, 03/02/2026 (aa)	EUR	1,200	1,243
Reg. S, (ICE LIBOR EUR 3 Month + 1.74%), 2.00%, 03/04/2025 (aa)	EUR	100	107
Reg. S, (UK Gilts 5 Year + 1.75%), 2.11%, 11/28/2031 (aa)	GBP	600	627
Reg. S, (GBP Swap Rate 1 Year + 1.49%), 2.88%, 09/19/2026 (aa)	GBP	2,000	2,302
Reg. S, (UK Gilts 1 Year + 2.10%), 3.62%, 03/29/2029 (aa)	GBP	4,000	4,358
Reg. S, (ICE LIBOR EUR 3 Month + 1.91%), 4.07%, 09/06/2028 (aa)	EUR	1,950	2,060
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)		1,670	1,645
NatWest Markets plc, (United Kingdom),
Reg. S, 0.13%, 06/18/2026	EUR	1,000	963
Reg. S, 2.00%, 08/27/2025	EUR	1,000	1,037

SEE NOTES TO FINANCIAL STATEMENTS.

92	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
NIBC Bank NV, (Netherlands), Reg. S, 0.63%, 06/01/2026	EUR	100	100
NORD / LB Luxembourg SA Covered Bond Bank, (Luxembourg), Reg. S, 0.01%, 06/10/2027	EUR	100	95
Norddeutsche Landesbank-Girozentrale, (Germany),
Reg. S, 0.01%, 09/23/2026	EUR	100	97
Reg. S, 0.25%, 10/28/2026	EUR	20	20
Reg. S, 0.50%, 06/29/2026	EUR	50	50
Reg. S, 3.13%, 02/20/2026	EUR	50	54
Nordea Bank Abp, (Finland),
Reg. S, (EUR Swap Rate 5 Year + 0.92%), 0.63%, 08/18/2031 (aa)	EUR	5,000	4,758
Reg. S, 1.13%, 02/16/2027	EUR	2,000	1,967
Reg. S, 4.13%, 05/05/2028	EUR	10,025	10,829
Nordea Hypotek AB, (Sweden),
Series 5534, Reg. S, 1.00%, 09/18/2024	SEK	500	45
Series 5535, Reg. S, 1.00%, 09/17/2025	SEK	2,200	191
Series 5536, Reg. S, 0.50%, 09/16/2026	SEK	1,200	99
Series 5537, Reg. S, 1.00%, 06/16/2027	SEK	2,000	166
Nordea Kiinnitysluottopankki OYJ, (Finland),
Reg. S, 0.13%, 06/18/2027	EUR	100	96
Reg. S, 2.50%, 09/14/2032	EUR	100	103
NRW Bank, (Germany),
Reg. S, 0.00%, 07/28/2031	EUR	138	118
Reg. S, 0.10%, 07/09/2035	EUR	300	228
Reg. S, 0.25%, 03/10/2025	EUR	120	123
Reg. S, 0.38%, 12/16/2024	GBP	2,000	2,343
Reg. S, 0.38%, 05/16/2029	EUR	550	511
Reg. S, 0.50%, 05/26/2025	EUR	320	329
Reg. S, 0.50%, 06/17/2041	EUR	100	70
Reg. S, 0.75%, 06/30/2028	EUR	260	252
1.20%, 03/28/2039	EUR	100	82
1.25%, 05/13/2049	EUR	87	65
2.75%, 02/21/2029	EUR	500	534
Reg. S, 3.00%, 05/31/2030	EUR	500	542
Nykredit Realkredit A/S, (Denmark),
Reg. S, (EUR Swap Rate 5 Year + 1.18%), 0.88%, 07/28/2031 (aa)	EUR	5,000	4,698
Series 13H, Reg. S, 1.00%, 07/01/2024	DKK	500	71
Series 13H, Reg. S, 1.00%, 07/01/2026	DKK	600	81
Series 13H, Reg. S, 1.00%, 01/01/2027	DKK	1,000	134
Series 13H, Reg. S, 1.00%, 01/01/2028	DKK	200	26
Series 13H, Reg. S, 2.00%, 01/01/2025	DKK	300	43
Series 13H, Reg. S, 2.00%, 01/01/2026	DKK	1,000	141
Oesterreichische Kontrollbank AG, (Austria),
Reg. S, 0.00%, 10/08/2026	EUR	150	147
Reg. S, 0.25%, 09/26/2024	EUR	300	313

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
OP Corporate Bank plc, (Finland), Reg. S, 4.13%, 04/18/2027	EUR	3,000	3,278
OP Mortgage Bank, (Finland),
Reg. S, 0.63%, 02/15/2029	EUR	100	94
Reg. S, 1.00%, 10/05/2027	EUR	100	99
Reg. S, 2.75%, 06/22/2026	EUR	100	106
Pfandbriefbank schweizerischer Hypothekarinstitute AG, (Switzerland),
Reg. S, 0.00%, 02/26/2030	CHF	800	797
Series 675, Reg. S, 0.00%, 06/15/2027	CHF	50	52
Series 680, Reg. S, 0.00%, 03/30/2026	CHF	100	106
Series 682, Reg. S, 0.00%, 04/06/2027	CHF	100	104
Series 683, Reg. S, 0.00%, 02/25/2028	CHF	200	205
Series 684, Reg. S, 0.00%, 05/10/2045	CHF	125	97
Series 695, Reg. S, 0.00%, 10/26/2029	CHF	200	200
Series 697, Reg. S, 0.00%, 05/20/2041	CHF	200	164
Pfandbriefzentrale der schweizerischen Kantonalbanken AG, (Switzerland),
Series 483, Reg. S, 0.00%, 01/27/2027	CHF	700	732
Series 485, Reg. S, 0.00%, 10/02/2026	CHF	100	105
Series 517, Reg. S, 0.00%, 04/02/2031	CHF	100	98
Series 524, Reg. S, 0.00%, 06/21/2028	CHF	50	51
Series 528, Reg. S, 0.00%, 03/15/2030	CHF	50	50
Series 530, Reg. S, 0.00%, 03/18/2033	CHF	120	114
Series 531, Reg. S, 0.00%, 02/15/2036	CHF	205	184
Series 534, Reg. S, 0.00%, 03/13/2028	CHF	50	51
Series 538, Reg. S, 0.00%, 07/25/2031	CHF	200	194
PNC Financial Services Group, Inc. (The),
(SOFR Compounded Index + 1.09%), 5.67%, 10/28/2025 (aa)		580	575
(United States SOFR + 1.32%), 5.81%, 06/12/2026 (aa)		180	179
Prima Banka Slovensko A/S, (Slovakia), Reg. S, 0.01%, 09/14/2027	EUR	100	93
Raiffeisen Bank International AG, (Austria),
Reg. S, 0.25%, 01/22/2025	EUR	2,000	2,025
Reg. S, 3.88%, 03/16/2026	EUR	100	109
Reg. S, 4.13%, 09/08/2025	EUR	3,000	3,224
Reg. S, 5.75%, 01/27/2028	EUR	3,000	3,371
Raiffeisenlandesbank Niederoesterreich-Wien AG, (Austria), Reg. S, 0.63%, 08/28/2026	EUR	200	198
Raiffeisenlandesbank Oberoesterreich AG, (Austria), Reg. S, 1.25%, 04/26/2027	EUR	100	100
Raiffeisen-Landesbank Tirol AG, (Austria), Reg. S, 3.00%, 01/24/2028	EUR	100	106
Rheinland-Pfalz Bank, (Germany), SUB, 6.88%, 02/23/2028 (e)		200	216
Royal Bank of Canada, (Canada),
Reg. S, 0.01%, 10/05/2028	EUR	100	91
Reg. S, 0.25%, 05/02/2024	EUR	1,300	1,374
Reg. S, 0.63%, 09/10/2025	EUR	100	102

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	93

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
1.15%, 06/10/2025		100	92
Reg. S, 2.38%, 09/13/2027	EUR	150	155
3.63%, 05/04/2027		90	85
5.00%, 02/01/2033		110	108
5.66%, 10/25/2024		530	530
6.00%, 11/01/2027		30	31
Santander Consumer Bank A/S, (Norway), Reg. S, 0.13%, 02/25/2025	EUR	5,200	5,278
Santander Holdings USA, Inc.,
3.45%, 06/02/2025		45	42
(United States SOFR + 2.36%), 6.50%, 03/09/2029 (aa)		190	188
Santander UK Group Holdings plc, (United Kingdom),
Reg. S, (EUR Swap Rate 1 Year + 0.80%), 0.60%, 09/13/2029 (aa)	EUR	2,050	1,781
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		600	575
(United States SOFR + 1.22%), 2.47%, 01/11/2028 (aa)		480	419
(United States SOFR + 2.75%), 6.83%, 11/21/2026 (aa)		2,200	2,204
Santander UK plc, (United Kingdom), Reg. S, 0.05%, 01/12/2027	EUR	100	96
Skandinaviska Enskilda Banken AB, (Sweden),
Reg. S, 0.05%, 07/01/2024	EUR	1,475	1,547
Reg. S, (EUR Swap Rate 5 Year + 1.35%), 1.38%, 10/31/2028 (aa)	EUR	425	457
Reg. S, 3.25%, 11/24/2025	EUR	6,825	7,284
Reg. S, 3.25%, 05/04/2028	EUR	100	108
Series 581, Reg. S, 0.50%, 12/16/2026	SEK	2,000	165
Series 601, Reg. S, 3.00%, 12/06/2027	SEK	2,000	178
Societe Generale SA, (France),
Reg. S, 0.13%, 02/24/2026	EUR	1,000	978
Reg. S, 0.25%, 07/08/2027	EUR	2,900	2,696
Reg. S, (ICE LIBOR EUR 3 Month + 1.28%), 0.88%, 09/22/2028 (aa)		EUR 1,500	1,398
(EUR Swap Rate 5 Year + 1.55%), 1.00%, 11/24/2030 (aa)	EUR	1,000	964
Reg. S, 1.13%, 01/23/2025	EUR	200	208
Reg. S, (ICE LIBOR EUR 3 Month + 1.50%), 1.13%, 04/21/2026 (aa)		EUR 3,900	3,987
Reg. S, (EUR Swap Rate 5 Year + 1.60%), 1.13%, 06/30/2031 (aa)		EUR 1,000	945
Reg. S, 1.25%, 12/07/2027	GBP	3,000	3,002
Reg. S, 1.25%, 06/12/2030	EUR	2,000	1,754
Reg. S, (ICE LIBOR EUR 3 Month + 0.60%), 1.50%, 05/30/2025 (aa)	EUR	500	530
(CMT Index 1 Year + 1.05%), 2.23%, 01/21/2026 (e) (aa)		2,850	2,646
Reg. S, 2.63%, 05/30/2029	EUR	1,000	1,009

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 1 Year + 1.30%), 2.80%, 01/19/2028 (e) (aa)		2,595	2,297
Reg. S, 4.00%, 11/16/2027	EUR	8,000	8,639
Reg. S, (ICE LIBOR EUR 3 Month + 1.80%), 4.25%, 12/06/2030 (aa)		EUR 1,500	1,581
SpareBank 1 Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/22/2027	EUR	5,000	4,704
Reg. S, 0.13%, 05/12/2031	EUR	100	85
Reg. S, 0.38%, 06/26/2024	EUR	100	105
Reg. S, 1.00%, 01/30/2029	EUR	100	96
Sparebank 1 Oestlandet, (Norway),
Reg. S, 0.25%, 09/30/2024	EUR	600	621
Reg. S, 1.75%, 04/27/2027	EUR	1,000	1,000
SpareBank 1 SR-Bank ASA, (Norway), Reg. S, 0.63%, 03/25/2024	EUR	700	743
Sparebanken Soer Boligkreditt A/S, (Norway),
Reg. S, 0.01%, 09/25/2028	EUR	5,000	4,563
Reg. S, 0.50%, 02/06/2026	EUR	100	100
SR-Boligkreditt A/S, (Norway), Reg. S, 0.01%, 03/10/2031	EUR	100	85
Stadshypotek AB, (Sweden),
Reg. S, 0.01%, 11/24/2028	EUR	100	91
Reg. S, 0.50%, 07/11/2025	EUR	100	102
Reg. S, 3.63%, 06/20/2028	SEK	2,000	183
Series 1590, Reg. S, 1.00%, 09/03/2025	SEK	2,000	174
Series 1591, Reg. S, 0.50%, 06/01/2026	SEK	2,000	168
Series 1592, Reg. S, 1.00%, 03/01/2027	SEK	2,000	167
Series 1594, Reg. S, 2.00%, 09/01/2028	SEK	2,000	168
Standard Chartered plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 1.55%), 1.20%, 09/23/2031 (aa)		EUR 4,000	3,680
(CMT Index 1 Year + 1.00%), 1.46%, 01/14/2027 (e) (aa)		1,200	1,063
(CMT Index 1 Year + 1.18%), 2.61%, 01/12/2028 (e) (aa)		2,600	2,301
Sumitomo Mitsui Financial Group, Inc., (Japan), 1.47%, 07/08/2025		250	230
Reg. S, 1.55%, 06/15/2026	EUR	6,000	6,062
1.90%, 09/17/2028		400	336
5.46%, 01/13/2026		200	199
5.52%, 01/13/2028		200	201
5.71%, 01/13/2030		200	202
5.77%, 01/13/2033		760	782
Sumitomo Mitsui Trust Bank Ltd., (Japan), Reg. S, 0.01%, 10/15/2027	EUR	100	93
Svenska Handelsbanken AB, (Sweden),
Reg. S, 0.05%, 09/06/2028	EUR	1,000	896
Reg. S, 0.13%, 11/03/2026	EUR	3,200	3,074

SEE NOTES TO FINANCIAL STATEMENTS.

94	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, 0.50%, 02/18/2030	EUR	1,875	1,608
Reg. S, 1.00%, 04/15/2025	EUR	2,000	2,068
Reg. S, (EUR Swap Rate 5 Year + 1.80%), 3.25%, 06/01/2033 (aa)		EUR 1,500	1,494
Reg. S, 3.75%, 11/01/2027	EUR	1,200	1,298
Sveriges Sakerstallda Obligationer AB, (Sweden),
Reg. S, 0.01%, 03/14/2030	EUR	100	87
Reg. S, 0.63%, 10/30/2025	EUR	100	101
Series 146, Reg. S, 0.50%, 06/11/2025	SEK	2,000	173
Series 147, Reg. S, 2.00%, 06/17/2026	SEK	1,000	88
Series 148, Reg. S, 0.25%, 06/09/2027	SEK	2,000	161
Swedbank AB, (Sweden),
Reg. S, (EUR Swap Rate 1 Year + 0.57%), 0.30%, 05/20/2027 (aa)		EUR 1,500	1,440
Reg. S, 0.75%, 05/05/2025	EUR	1,300	1,328
Reg. S, 1.30%, 02/17/2027	EUR	1,000	974
Reg. S, (UK Gilts 1 Year + 1.00%), 1.38%, 12/08/2027 (aa)	GBP	1,500	1,580
Reg. S, (EUR Swap Rate 5 Year + 1.28%), 1.50%, 09/18/2028 (aa)		EUR 1,900	2,048
Reg. S, 2.10%, 05/25/2027	EUR	1,000	1,010
Reg. S, (EUR Swap Rate 5 Year + 2.15%), 3.63%, 08/23/2032 (aa)		EUR 1,500	1,496
Reg. S, (UK Gilts 5 Year + 3.80%), 7.27%, 11/15/2032 (aa)	GBP	6,000	7,383
Sydbank A/S, (Denmark), Reg. S, (EUR Swap Rate 1 Year + 1.80%), 4.75%, 09/30/2025 (aa)		EUR 6,500	7,036
Toronto-Dominion Bank (The), (Canada), 1.25%, 09/10/2026		20	18
Reg. S, 1.71%, 07/28/2025	EUR	100	104
Reg. S, 1.95%, 04/08/2030	EUR	1,300	1,231
Reg. S, 2.88%, 04/05/2027	GBP	5,000	5,542
Reg. S, 3.72%, 03/13/2030	EUR	100	110
4.29%, 09/13/2024		5	5
4.69%, 09/15/2027		515	504
Truist Financial Corp.,
1.20%, 08/05/2025		160	145
3.88%, 03/19/2029		1,400	1,253
(United States SOFR + 2.36%), 5.87%, 06/08/2034 (aa)		370	370
(United States SOFR + 2.05%), 6.05%, 06/08/2027 (aa)		220	220
UBS AG, (Switzerland), Reg. S, 0.50%, 03/31/2031	EUR	1,000	836
UBS Group AG, (Switzerland),
Reg. S, 0.25%, 02/24/2028	EUR	1,000	891
Reg. S, (EUR Swap Rate 1 Year + 0.77%), 0.25%, 11/05/2028 (aa)		EUR 1,200	1,072
Reg. S, 0.63%, 02/24/2033	EUR	1,000	767
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 0.80%), 1.00%, 03/21/2025 (aa)		EUR 3,000	3,173

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 04/17/2025 (aa)	EUR	200	211
Reg. S, (EUR Swap Rate 1 Year + 0.75%), 1.25%, 07/17/2025 (aa)		EUR 1,400	1,461
Reg. S, 1.25%, 09/01/2026	EUR	1,000	981
Reg. S, (EUR Swap Rate 1 Year + 1.60%), 2.13%, 10/13/2026 (aa)	EUR	900	914
(CMT Index 1 Year + 1.10%), 2.75%, 02/11/2033 (e) (aa)		1,000	779
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.15%), 2.75%, 06/15/2027 (aa)		EUR 5,000	5,099
Reg. S, (EUR Swap Rate 1 Year + 1.95%), 2.88%, 04/02/2032 (aa)		EUR 2,600	2,470
(United States SOFR + 1.73%), 3.09%, 05/14/2032 (e) (aa)		755	610
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.35%), 3.13%, 06/15/2030 (aa)		EUR 1,500	1,498
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 1.55%), 4.38%, 01/11/2031 (aa)		EUR 2,000	2,120
UniCredit Bank AG, (Germany),
Reg. S, 0.01%, 09/15/2028	EUR	50	46
Reg. S, 0.01%, 03/10/2031	EUR	125	107
Reg. S, 0.85%, 05/22/2034	EUR	50	43
Reg. S, 0.88%, 01/11/2029	EUR	100	96
Reg. S, 1.88%, 04/09/2024	EUR	100	107
UniCredit Bank Austria AG, (Austria), Reg. S, 0.05%, 09/21/2035	EUR	100	74
UniCredit SpA, (Italy),
Reg. S, 0.33%, 01/19/2026	EUR	1,000	988
Reg. S, 0.38%, 10/31/2026	EUR	100	97
Reg. S, 0.50%, 04/09/2025	EUR	1,000	1,021
Reg. S, (ICE LIBOR EUR 3 Month + 0.90%), 0.80%, 07/05/2029 (aa)		EUR 1,000	912
Reg. S, 0.85%, 01/19/2031	EUR	1,000	830
Reg. S, (ICE LIBOR EUR 3 Month + 0.85%), 0.93%, 01/18/2028 (aa)		EUR 1,000	961
Reg. S, (ICE LIBOR EUR 3 Month + 1.35%), 1.20%, 01/20/2026 (aa)		EUR 3,275	3,381
Reg. S, (ICE LIBOR EUR 3 Month + 1.55%), 1.25%, 06/25/2025 (aa)		EUR 1,000	1,056
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 1.63%, 07/03/2025 (aa)	EUR	500	529
Reg. S, 1.63%, 01/18/2032	EUR	1,000	860
Reg. S, 1.80%, 01/20/2030	EUR	1,000	901
Reg. S, 2.13%, 10/24/2026	EUR	1,000	1,024
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 2.20%, 07/22/2027 (aa)		EUR 1,000	1,007
(CMT Index 1 Year + 2.30%), 2.57%, 09/22/2026 (e) (aa)		3,000	2,707
Reg. S, (ICE LIBOR EUR 3 Month + 1.60%), 4.45%, 02/16/2029 (aa)		EUR 9,350	9,881
Reg. S, (ICE LIBOR EUR 3 Month + 1.90%), 4.80%, 01/17/2029 (aa)		EUR 5,000	5,456

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	95

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Banks — continued
Reg. S, (ICE LIBOR EUR 3 Month + 2.85%), 5.85%, 11/15/2027 (aa)		EUR 6,500	7,257
United Overseas Bank Ltd., (Singapore), Reg. S, 0.01%, 12/01/2027	EUR	100	93
US Bancorp,
0.85%, 06/07/2024	EUR	800	836
(CMT Index 5 Year + 2.54%), 3.70%, 01/15/2027 (x) (aa)		2,300	1,706
(United States SOFR + 1.66%), 4.55%, 07/22/2028 (aa)		20	19
(United States SOFR + 1.23%), 4.65%, 02/01/2029 (aa)		45	43
(United States SOFR + 1.43%), 5.73%, 10/21/2026 (aa)		280	280
(United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		375	375
(United States SOFR + 2.26%), 5.84%, 06/12/2034 (aa)		725	730
Valiant Bank AG, (Switzerland), Reg. S, 0.00%, 07/31/2029	CHF	50	50

Virgin Money UK plc, (United Kingdom),
Reg. S, (SONIA Interest Rate Benchmark + 2.57%), 3.13%, 06/22/2025 (aa)		GBP 1,000	1,204
Reg. S, (UK Gilts 1 Year + 2.80%), 4.00%, 09/25/2026 (aa)	GBP	200	229
Reg. S, (UK Gilts 5 Year + 5.25%), 5.13%, 12/11/2030 (aa)	GBP	1,000	1,140

Wells Fargo & Co.,
Reg. S, 1.00%, 02/02/2027	EUR	1,000	965
Reg. S, 1.38%, 10/26/2026	EUR	1,000	988
Reg. S, 2.00%, 04/27/2026	EUR	1,000	1,020
Reg. S, 2.13%, 09/24/2031	GBP	1,000	937
(CME Term SOFR 3 Month + 1.09%), 2.41%, 10/30/2025 (aa)		92	88
Reg. S, 2.50%, 05/02/2029	GBP	1,500	1,521
(United States SOFR + 2.53%), 3.07%, 04/30/2041 (aa)		2,440	1,792
(CME Term SOFR 3 Month + 1.43%), 3.20%, 06/17/2027 (aa)		1,590	1,493
Reg. S, (SONIA Interest Rate Benchmark + 1.28%), 3.47%, 04/26/2028 (aa)		GBP 1,000	1,113
Reg. S, 3.50%, 09/12/2029	GBP	1,500	1,600
(United States SOFR + 1.51%), 3.53%, 03/24/2028 (aa)		370	345
3.90%, 05/01/2045		20	16
(United States SOFR + 1.32%), 3.91%, 04/25/2026 (aa)		1,635	1,580
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		65	63
(United States SOFR + 2.13%), 4.61%, 04/25/2053 (aa)		1,000	873
4.63%, 11/02/2035	GBP	1,500	1,679
4.75%, 12/07/2046		95	81

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		1,360	1,329
Reg. S, 4.88%, 11/29/2035	GBP	1,000	1,073
(United States SOFR + 2.02%), 5.39%, 04/24/2034 (aa)		940	934
5.61%, 01/15/2044		24	23
Westpac Banking Corp., (Australia),
Reg. S, 0.01%, 09/22/2028	EUR	100	90
Reg. S, 0.88%, 04/17/2027	EUR	1,000	968
Reg. S, 1.08%, 04/05/2027	EUR	100	99
3.74%, 08/26/2025		580	562
Westpac Securities NZ Ltd., (New Zealand),
Reg. S, 0.43%, 12/14/2026	EUR	2,500	2,398
Reg. S, 3.75%, 04/20/2028	EUR	100	109
Wirtschafts- und Infrastrukturbank Hessen, (Germany), 0.88%, 06/14/2028	EUR	100	97
Zuercher Kantonalbank, (Switzerland), Series 150, Reg. S, 0.10%, 03/31/2031	CHF	240	234

			1,275,319

Diversified Financial Services — 0.8%
Aareal Bank AG, (Germany),
Reg. S, 3.13%, 02/13/2026	EUR	100	108
Reg. S, 4.50%, 07/25/2025	EUR	2,300	2,432
Series 236, Reg. S, 0.01%, 02/01/2028	EUR	100	93
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.45%, 10/29/2026		650	581
3.85%, 10/29/2041		150	114
4.50%, 09/15/2023		150	149
4.63%, 10/15/2027		190	180
Affordable Housing Finance plc, (United Kingdom), Reg. S, 2.89%, 08/11/2043	GBP	100	95
American Express Co.,
2.25%, 03/04/2025		125	118
3.38%, 05/03/2024		40	39
3.95%, 08/01/2025		370	359
4.90%, 02/13/2026		120	119
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		250	247
(United States SOFR + 1.84%), 5.04%, 05/01/2034 (aa)		550	538
Ameriprise Financial, Inc., 5.15%, 05/15/2033		480	476
Arkea Home Loans SFH SA, (France), Reg. S, 3.25%, 08/01/2033	EUR	100	108
Artesian Finance II plc, (United Kingdom), 6.00%, 09/30/2033	GBP	30	38
Aspire Defence Finance plc, (United Kingdom), Series B, 4.67%, 03/31/2040	GBP	40	47

SEE NOTES TO FINANCIAL STATEMENTS.

96	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
AXA Bank Europe SCF, (France),
Reg. S, 0.01%, 01/22/2027	EUR	100	96
Reg. S, 0.50%, 04/18/2025	EUR	100	103
AyT Cedulas Cajas X Fondo de Titulizacion de Activos, (Spain), Series X, 3.75%, 06/30/2025	EUR	100	108

BNP Paribas Home Loan SFH SA, (France),
Reg. S, 3.00%, 05/25/2028	EUR	100	107
Reg. S, 3.00%, 01/31/2030	EUR	100	107
BPCE SFH SA, (France),
Reg. S, 0.01%, 01/21/2027	EUR	100	96
Reg. S, 0.01%, 10/16/2028	EUR	100	91
Reg. S, 0.01%, 01/29/2036	EUR	100	72
Reg. S, 0.13%, 12/03/2030	EUR	100	86
Reg. S, 0.63%, 09/22/2027	EUR	100	97
Reg. S, 0.75%, 09/02/2025	EUR	100	102
Reg. S, 1.13%, 04/12/2030	EUR	100	95
Reg. S, 1.75%, 05/27/2032	EUR	100	96
Caisse de Refinancement de l’Habitat SA, (France),
Reg. S, 0.01%, 10/08/2029	EUR	100	89
Reg. S, 0.13%, 04/30/2027	EUR	100	96
Cantor Fitzgerald LP, 4.50%, 04/14/2027 (e)		2,055	1,918
Capital One Financial Corp.,
0.80%, 06/12/2024	EUR	825	860
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		170	169
(United States SOFR + 2.86%), 6.38%, 06/08/2034 (aa)		1,250	1,240
Cboe Global Markets, Inc.,
1.63%, 12/15/2030		361	284
3.65%, 01/12/2027		505	480
Cedulas TDA 6 Fondo de Titulizacion de Activos, (Spain), Series A6, 3.88%, 05/23/2025	EUR	100	108
Charles Schwab Corp. (The), 1.15%, 05/13/2026		390	345
CME Group, Inc., 2.65%, 03/15/2032		203	172

Credit Agricole Home Loan SFH SA, (France),
Reg. S, 0.01%, 04/12/2028	EUR	4,200	3,895
Reg. S, 0.01%, 11/03/2031	EUR	100	83
Reg. S, 0.13%, 12/16/2024	EUR	100	103
Reg. S, 0.38%, 09/30/2024	EUR	100	105
Reg. S, 0.88%, 08/11/2028	EUR	100	96
Reg. S, 0.88%, 05/06/2034	EUR	100	85
Reg. S, 2.13%, 01/07/2030	EUR	100	101
Credit Agricole Public Sector SCF SA, (France), Reg. S, 0.88%, 08/02/2027	EUR	100	98
Credit Mutuel Home Loan SFH SA, (France),
Reg. S, 0.01%, 07/20/2028	EUR	5,000	4,602

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Reg. S, 0.75%, 09/15/2027	EUR	100	97
Reg. S, 0.88%, 03/04/2032	EUR	100	89
Reg. S, 1.00%, 01/30/2029	EUR	100	96
Reg. S, 2.38%, 02/08/2028	EUR	100	104
Discover Financial Services, 6.70%, 11/29/2032		85	88
HSBC SFH France SA, (France), Reg. S, 0.75%, 03/22/2027	EUR	100	98
IG Group Holdings plc, (United Kingdom), Reg. S, 3.13%, 11/18/2028		GBP 4,000	3,784
Intercontinental Exchange, Inc.,
3.00%, 09/15/2060		215	140
3.65%, 05/23/2025		20	20
5.20%, 06/15/2062		140	138
Jefferies Financial Group, Inc.,
2.63%, 10/15/2031		1,250	969
2.75%, 10/15/2032		1,420	1,090
Jyske Realkredit A/S, (Denmark),
Reg. S, 3.25%, 07/01/2030	EUR	100	108
Series 32IE, Reg. S, 1.00%, 04/01/2025	DKK	400	56
Series CCE, Reg. S, 1.00%, 10/01/2024	DKK	100	14
La Banque Postale Home Loan SFH SA, (France),
Reg. S, 1.00%, 10/04/2028	EUR	100	97
Reg. S, 3.00%, 01/31/2031	EUR	100	107
Lansforsakringar Hypotek AB, (Sweden),
Reg. S, 1.38%, 05/31/2027	EUR	100	101
Series 518, Reg. S, 1.25%, 09/17/2025	SEK	1,000	87
Series 519, Reg. S, 1.50%, 09/16/2026	SEK	900	77
Series 520, Reg. S, 1.00%, 09/15/2027	SEK	1,000	82
Series 521, Reg. S, 0.50%, 09/20/2028	SEK	700	55
LeasePlan Corp. NV, (Netherlands), Reg. S, 2.13%, 05/06/2025	EUR	3,000	3,129
London Stock Exchange Group plc, (United Kingdom),
Reg. S, 1.63%, 04/06/2030	GBP	2,000	1,979
Reg. S, 1.75%, 12/06/2027	EUR	3,800	3,817
Lseg Netherlands BV, (Netherlands),
Reg. S, 0.00%, 04/06/2025	EUR	1,500	1,524
Reg. S, 0.25%, 04/06/2028	EUR	1,000	941
Reg. S, 0.75%, 04/06/2033	EUR	1,000	827
Mastercard, Inc.,
2.10%, 12/01/2027	EUR	5,025	5,152
2.95%, 06/01/2029		710	646
3.30%, 03/26/2027		80	76
3.35%, 03/26/2030		105	98
3.85%, 03/26/2050		160	138
4.88%, 03/09/2028		190	192
Nasdaq, Inc.,
1.75%, 03/28/2029	EUR	2,300	2,195
5.35%, 06/28/2028		100	100
5.55%, 02/15/2034		150	151

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	97

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Diversified Financial Services — continued
Nomura Holdings, Inc., (Japan),
1.85%, 07/16/2025		1,955	1,788
2.61%, 07/14/2031		1,255	996
3.00%, 01/22/2032		1,320	1,068
5.10%, 07/03/2025		2,700	2,649
Nordea Kredit Realkreditaktieselskab, (Denmark),
Reg. S, 1.00%, 10/01/2024 (e)	DKK	300	42
Reg. S, 1.00%, 04/01/2026 (e)	DKK	250	34
1.00%, 10/01/2026	DKK	500	67
Series CC2, Reg. S, 1.00%, 04/01/2025 (e)	DKK	200	28
Series CC2, Reg. S, 1.00%, 04/01/2027 (e)	DKK	500	67
Private Export Funding Corp.,
0.55%, 07/30/2024 (e)		300	283
Series PP, 1.40%, 07/15/2028		775	668
Programa Cedulas TDA Fondo de Titulizacion de Activos, (Spain), Series A6, 4.25%, 04/10/2031	EUR	100	115
Prs Finance plc, (United Kingdom),
Reg. S, 1.75%, 11/24/2026	GBP	189	211
Reg. S, 2.00%, 01/23/2029	GBP	500	534
Realkredit Danmark A/S, (Denmark),
Series 10f, Reg. S, 1.00%, 01/01/2025 (e)	DKK	700	98
Series 10F, Reg. S, 1.00%, 01/01/2026 (e)	DKK	1,000	137
Series 22S, Reg. S, 0.00%, 10/01/2040 (e)	DKK	42	5
Societe Generale SFH SA, (France),
Reg. S, 0.50%, 06/02/2025	EUR	100	102
Reg. S, 0.50%, 01/28/2026	EUR	100	101
Reg. S, 1.38%, 05/05/2028	EUR	100	99
Reg. S, 1.75%, 05/05/2034	EUR	100	94
Sparebanken Vest Boligkreditt A/S, (Norway), Reg. S, 2.50%, 09/22/2027	EUR	100	105
Swedbank Hypotek AB, (Sweden),
Reg. S, 0.05%, 05/28/2025	EUR	100	101
Series 194, Reg. S, 1.00%, 09/18/2024	SEK	1,600	143
Series 195, Reg. S, 1.00%, 06/18/2025	SEK	2,000	175
Series 196, Reg. S, 1.00%, 03/18/2026	SEK	1,000	86
Series 197, Reg. S, 1.00%, 03/17/2027	SEK	700	58
THFC Funding No. 1 plc, (United Kingdom), Reg. S, 5.13%, 12/21/2035		GBP 1,370	1,646
TP ICAP Finance plc, (United Kingdom), Reg. S, 5.25%, 05/29/2026		GBP 2,000	2,334
Visa, Inc.,
1.50%, 06/15/2026	EUR	4,800	4,913
2.00%, 06/15/2029	EUR	4,100	4,138
2.70%, 04/15/2040		130	100
3.65%, 09/15/2047		200	169

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
Wellcome Trust Finance plc, (United Kingdom), Reg. S, 4.63%, 07/25/2036	GBP	225	274
Western Union Co. (The), 1.35%, 03/15/2026		740	656

			74,572

Insurance — 1.8%
Aflac, Inc., 4.75%, 01/15/2049		40	37
AIA Group Ltd., (Hong Kong), Reg. S, (EUR Swap Rate 5 Year + 1.10%), 0.88%, 09/09/2033 (aa)	EUR	3,700	3,191
Alleghany Corp.,
3.25%, 08/15/2051		135	96
3.63%, 05/15/2030		15	14
Allianz Finance II BV, (Netherlands), Series 62, Reg. S, 4.50%, 03/13/2043		GBP 1,500	1,732
Allianz SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 2.24%, 07/07/2045 (aa)		EUR 5,000	5,131
Reg. S, (ICE EURIBOR Swap Rate 10 Year + 3.20%), 3.38%, 09/18/2024 (x) (aa)		EUR 2,500	2,653
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 4.25%, 07/05/2052 (aa)		EUR 6,000	6,072
Allstate Corp. (The), 5.25%, 03/30/2033		180	179
American International Group, Inc., 1.88%, 06/21/2027	EUR	1,000	996
Aon Corp., 2.80%, 05/15/2030		50	43
Aon Corp. / Aon Global Holdings PLC,
2.90%, 08/23/2051		20	13
3.90%, 02/28/2052		110	86
Aon Global Ltd., (United Kingdom), 4.60%, 06/14/2044		10	9
Aquarius & Investments plc for Zurich Insurance Co. Ltd., (Ireland), Reg. S, (ICE LIBOR EUR 3 Month + 3.45%), 4.25%, 10/02/2043 (aa)	EUR	100	109
Argentum Netherlands BV for Zurich Insurance Co. Ltd., (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 3.20%), 2.75%, 02/19/2049 (aa)	EUR	500	477
Arthur J Gallagher & Co.,
2.40%, 11/09/2031		300	239
3.05%, 03/09/2052		70	44
5.75%, 03/02/2053		240	241
ASR Nederland NV, (Netherlands),
Reg. S, (EUR Swap Rate 5 Year + 4.00%), 3.38%, 05/02/2049 (aa)		EUR 1,000	946
Reg. S, (EUR Swap Rate 5 Year + 4.95%), 5.00%, 09/30/2024 (x) (aa)	EUR	1,000	1,071
Reg. S, (EUR Swap Rate 5 Year + 5.20%), 5.13%, 09/29/2045 (aa)		EUR 1,000	1,073

SEE NOTES TO FINANCIAL STATEMENTS.

98	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Assicurazioni Generali SpA, (Italy),
Reg. S, 1.71%, 06/30/2032	EUR	1,000	831
Reg. S, 2.43%, 07/14/2031	EUR	1,000	903
Reg. S, 3.88%, 01/29/2029	EUR	500	522
Reg. S, 4.13%, 05/04/2026	EUR	100	109
Reg. S, (ICE LIBOR EUR 3 Month + 4.50%), 4.60%, 11/21/2025 (x) (aa)	EUR	770	815
Reg. S, (ICE LIBOR EUR 3 Month + 5.35%), 5.00%, 06/08/2048 (aa)		EUR 1,000	1,089
Reg. S, (ICE LIBOR EUR 3 Month + 5.35%), 5.50%, 10/27/2047 (aa)		EUR 1,000	1,096
Athene Global Funding,
Reg. S, 1.24%, 04/08/2024	EUR	1,300	1,374
2.50%, 01/14/2025 (e)		20	18
Athene Holding Ltd., (Bermuda), 3.95%, 05/25/2051		55	37
Aviva plc, (United Kingdom),
Reg. S, 1.88%, 11/13/2027	EUR	500	506
Reg. S, (ICE LIBOR EUR 3 Month + 3.55%), 3.38%, 12/04/2045 (aa)		EUR 1,000	1,032
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.88%, 07/03/2044 (aa)		EUR 1,000	1,068
Reg. S, (UK Gilts 5 Year + 4.70%), 4.00%, 06/03/2055 (aa)	GBP	825	782
Reg. S, (UK Gilts 5 Year + 2.85%), 6.13%, 11/14/2036 (aa)	GBP	430	525
AXA SA, (France),
Reg. S, (ICE LIBOR EUR 3 Month + 2.40%), 1.38%, 10/07/2041 (aa)		EUR 1,225	1,014
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 3.38%, 07/06/2047 (aa)		EUR 1,900	1,932
Reg. S, (EUR Swap Rate 11 Year + 3.25%), 3.88%, 10/08/2025 (x) (aa)	EUR	5,000	5,236
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 4.25%, 03/10/2043 (aa)		EUR 1,200	1,200
Reg. S, (SONIA Interest Rate Benchmark + 2.87%), 6.69%, 07/06/2026 (x) (aa)	GBP	375	473
Berkshire Hathaway Finance Corp.,
1.50%, 03/18/2030	EUR	2,200	2,064
2.38%, 06/19/2039	GBP	825	709
2.85%, 10/15/2050		15	10
3.85%, 03/15/2052		395	326
4.20%, 08/15/2048		25	23
Berkshire Hathaway, Inc.,
0.00%, 03/12/2025	EUR	1,900	1,940
2.15%, 03/15/2028	EUR	1,000	1,015
BNP Paribas Cardif SA, (France),
Reg. S, 1.00%, 11/29/2024	EUR	1,000	1,038
Reg. S, (ICE LIBOR EUR 3 Month + 3.93%), 4.03%, 11/25/2025 (x) (aa)	EUR	6,000	6,302
Brown & Brown, Inc., 4.95%, 03/17/2052		220	188
Caisse Nationale de Reassurance Mutuelle Agricole Groupama, (France), Reg. S, 0.75%, 07/07/2028		EUR 4,900	4,382

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Chubb INA Holdings, Inc.,
0.88%, 12/15/2029	EUR	1,000	894
1.40%, 06/15/2031	EUR	1,000	882
1.55%, 03/15/2028	EUR	3,000	2,924
Cloverie PLC for Zurich Insurance Co. Ltd., (Ireland),
Reg. S, 1.50%, 12/15/2028	EUR	1,000	981
Reg. S, 1.75%, 09/16/2024	EUR	500	531
CNA Financial Corp., 2.05%, 08/15/2030		2,500	1,996
CNP Assurances, (France),
Reg. S, 1.25%, 01/27/2029	EUR	700	631
Reg. S, (ICE LIBOR EUR 3 Month + 3.65%), 2.50%, 06/30/2051 (aa)		EUR 1,000	870
Corebridge Financial, Inc.,
3.50%, 04/04/2025		100	95
4.35%, 04/05/2042		155	125
Credit Agricole Assurances SA, (France),
Reg. S, 2.00%, 07/17/2030	EUR	5,000	4,403
Reg. S, (EUR Swap Rate 5 Year + 4.50%), 4.25%, 01/13/2025 (x) (aa)	EUR	3,000	3,183
Reg. S, (EUR Swap Rate 5 Year + 4.35%), 4.50%, 10/14/2025 (x) (aa)	EUR	100	106
Enstar Group Ltd., (Bermuda),
3.10%, 09/01/2031		561	440
4.95%, 06/01/2029		10	9
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/2052		82	54
3.50%, 10/15/2050		745	528
Fairfax Financial Holdings Ltd., (Canada),
3.38%, 03/03/2031		2,000	1,689
4.85%, 04/17/2028		375	361
5.63%, 08/16/2032		1,440	1,390
Groupe des Assurances du Credit Mutuel SADIR, (France), Reg. S, (ICE LIBOR EUR 3 Month + 2.65%), 1.85%, 04/21/2042 (aa)		EUR 2,200	1,756
Hannover Rueck SE, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.38%), 1.13%, 10/09/2039 (aa)		EUR 1,000	858
Reg. S, (ICE LIBOR EUR 3 Month + 3.75%), 5.88%, 08/26/2043 (aa)		EUR 4,600	5,226
Jackson Financial, Inc., 4.00%, 11/23/2051		5	3
Legal & General Finance plc, (United Kingdom), Reg. S, 5.88%, 04/05/2033	GBP	425	542
Legal & General Group plc, (United Kingdom),
Reg. S, (UK Gilts 5 Year + 5.25%), 4.50%, 11/01/2050 (aa)	GBP	825	874
Reg. S, (UK Gilts 5 Year + 4.65%), 5.13%, 11/14/2048 (aa)	GBP	600	684

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	99

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Insurance — continued
Liberty Mutual Finance Europe DAC, (Ireland), Reg. S, 1.75%, 03/27/2024	EUR	2,000	2,134
Liberty Mutual Group, Inc.,
3.95%, 10/15/2050 (e)		830	606
5.50%, 06/15/2052 (e)		495	466
Loews Corp., 3.20%, 05/15/2030		10	9
M&G plc, (United Kingdom), Reg. S, (UK Gilts 5 Year + 4.16%), 5.56%, 07/20/2055 (aa)	GBP	825	893
Markel Group, Inc., 3.45%, 05/07/2052		1,000	702
Marsh & McLennan Cos., Inc.,
1.98%, 03/21/2030	EUR	5,050	4,778
2.90%, 12/15/2051		780	519
4.20%, 03/01/2048		850	715
4.75%, 03/15/2039		179	169
4.90%, 03/15/2049		290	272
MetLife, Inc., Reg. S, 5.38%, 12/09/2024	GBP	1,000	1,244
Metropolitan Life Global Funding I,
Reg. S, 0.38%, 04/09/2024	EUR	2,125	2,256
Reg. S, 0.50%, 05/25/2029	EUR	500	447
Reg. S, 0.55%, 06/16/2027	EUR	1,475	1,405
Reg. S, 0.63%, 12/08/2027	GBP	1,000	994
Reg. S, 1.63%, 10/12/2028	GBP	1,000	1,015
Reg. S, 1.63%, 09/21/2029	GBP	2,125	2,074
Reg. S, 1.75%, 05/25/2025	EUR	1,000	1,041
Reg. S, 3.50%, 09/30/2026	GBP	2,000	2,319
Reg. S, 4.13%, 09/02/2025	GBP	1,000	1,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, (Germany),
Reg. S, (ICE LIBOR EUR 3 Month + 2.10%), 1.00%, 05/26/2042 (aa)	EUR	15,800	12,416
Reg. S, (ICE LIBOR EUR 3 Month + 2.55%), 1.25%, 05/26/2041 (aa)	EUR	5,000	4,155
Reg. S, (ICE LIBOR EUR 3 Month + 3.40%), 3.25%, 05/26/2049 (aa)	EUR	2,000	1,980
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, (France), Reg. S, 0.63%, 06/21/2027	EUR	1,900	1,768
New York Life Global Funding, Reg. S, 3.63%, 01/09/2030	EUR	9,625	10,313
NN Group NV, (Netherlands), Reg. S, (ICE LIBOR EUR 3 Month + 4.00%), 4.50%, 01/15/2026 (x) (aa)	EUR	1,350	1,422
Old Republic International Corp., 3.85%, 06/11/2051		85	61
Pension Insurance Corp. plc, (United Kingdom), Reg. S, 5.63%, 09/20/2030	GBP	1,121	1,231
Phoenix Group Holdings plc, (United Kingdom), Reg. S, 6.63%, 12/18/2025	GBP	425	526
Principal Financial Group, Inc.,
3.10%, 11/15/2026		1,400	1,292
5.50%, 03/15/2053		190	180

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Insurance — continued
Progressive Corp. (The),
3.70%, 03/15/2052		150	117
4.13%, 04/15/2047		20	17
Prudential Funding Asia plc, (United Kingdom), 5.88%, 05/11/2029		GBP 1,500	1,862
Reinsurance Group of America, Inc., 6.00%, 09/15/2033		420	422
RenaissanceRe Holdings Ltd., (Bermuda), 5.75%, 06/05/2033		850	832
Sampo OYJ, (Finland),
Reg. S, 2.25%, 09/27/2030	EUR	1,000	1,026
Reg. S, (ICE LIBOR EUR 3 Month + 3.60%), 2.50%, 09/03/2052 (aa)		EUR 1,025	864
Reg. S, (ICE LIBOR EUR 3 Month + 4.05%), 3.38%, 05/23/2049 (aa)		EUR 2,275	2,205
Talanx AG, (Germany), Reg. S, 4.00%, 10/25/2029	EUR	2,500	2,738
Travelers Cos., Inc. (The), 5.45%, 05/25/2053		140	146
UNIQA Insurance Group AG, (Austria),
Reg. S, 1.38%, 07/09/2030	EUR	500	462
Reg. S, (ICE LIBOR EUR 3 Month + 3.35%), 2.38%, 12/09/2041 (aa)	EUR	500	402
Reg. S, (ICE LIBOR EUR 3 Month + 5.82%), 6.00%, 07/27/2046 (aa)	EUR	500	545
Unum Group,
4.00%, 06/15/2029		1,750	1,609
4.13%, 06/15/2051		980	715
5.75%, 08/15/2042		25	23
W R Berkley Corp., 4.00%, 05/12/2050		700	551
Willis North America, Inc.,
2.95%, 09/15/2029		50	43
3.60%, 05/15/2024		100	98
3.88%, 09/15/2049		250	181
4.65%, 06/15/2027		100	97
5.35%, 05/15/2033		700	682
Zurich Finance Ireland Designated Activity Co., (Ireland),
Reg. S, 1.63%, 06/17/2039	EUR	500	405
Reg. S, (UK Gilts 5 Year + 4.10%), 5.13%, 11/23/2052 (aa)	GBP	5,625	6,171

			177,866

Investment Companies — 0.2%
Ares Capital Corp., 2.15%, 07/15/2026		385	334
Barings BDC, Inc., 3.30%, 11/23/2026		20	17
Blackstone Private Credit Fund, 3.25%, 03/15/2027		45	39
Blackstone Secured Lending Fund, 2.85%, 09/30/2028		23	19
FS KKR Capital Corp., 2.63%, 01/15/2027		275	234
Golub Capital BDC, Inc., 2.50%, 08/24/2026		5	4

SEE NOTES TO FINANCIAL STATEMENTS.

100	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Investment Companies — continued
Investor AB, (Sweden),
Reg. S, 0.38%, 10/29/2035	EUR	425	313
Reg. S, 1.50%, 09/12/2030	EUR	700	662
Reg. S, 2.75%, 06/10/2032	EUR	1,000	1,012
Main Street Capital Corp., 3.00%, 07/14/2026		165	145
MDGH GMTN RSC Ltd., (United Arab Emirates),
Reg. S, 0.38%, 03/10/2027	EUR	500	480
Reg. S, 1.00%, 03/10/2034	EUR	600	478
Owl Rock Capital Corp., 2.88%, 06/11/2028		265	216
Temasek Financial I Ltd., (Singapore),
Reg. S, 1.50%, 03/01/2028	EUR	4,300	4,260
Reg. S, 3.25%, 02/15/2027	EUR	1,000	1,078
Wendel SE, (France),
Reg. S, 1.00%, 06/01/2031	EUR	4,400	3,684
Reg. S, 1.38%, 01/18/2034	EUR	1,000	795
Reg. S, 2.50%, 02/09/2027	EUR	1,000	1,024

			14,794

Private Equity — 0.2%
3i Group plc, (United Kingdom),
Reg. S, 4.88%, 06/14/2029	EUR	16,925	18,192
Reg. S, 5.75%, 12/03/2032	GBP	350	427
Brookfield Capital Finance LLC, 6.09%, 06/14/2033		155	157
Brookfield Finance, Inc., (Canada), 4.00%, 04/01/2024		40	40
Intermediate Capital Group plc, (United Kingdom),
Reg. S, 1.63%, 02/17/2027	EUR	1,000	911
Reg. S, 2.50%, 01/28/2030	EUR	1,500	1,213

			20,940

Real Estate — 0.8%
Affinity Sutton Capital Markets plc, (United Kingdom), Reg. S, 5.98%, 09/17/2038	GBP	1,000	1,281
Akelius Residential Property Financing BV, (Netherlands),
Reg. S, 0.75%, 02/22/2030	EUR	2,000	1,555
Reg. S, 1.00%, 01/17/2028	EUR	1,000	873
Aroundtown SA, (Luxembourg), Reg. S, 0.00%, 07/16/2026	EUR	3,800	3,164
Balder Finland OYJ, (Finland),
Reg. S, 1.00%, 01/18/2027	EUR	1,000	819
Reg. S, 1.00%, 01/20/2029	EUR	1,000	692
Reg. S, 2.00%, 01/18/2031	EUR	5,000	3,245
Blackstone Property Partners Europe Holdings Sarl, (Luxembourg),
Reg. S, 0.50%, 09/12/2023	EUR	2,200	2,373
Reg. S, 1.63%, 04/20/2030	EUR	1,000	765

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Reg. S, 1.75%, 03/12/2029	EUR	2,500	2,023
Reg. S, 2.00%, 02/15/2024	EUR	500	531
Reg. S, 2.63%, 10/20/2028	GBP	1,075	998
Broadgate Financing plc, (United Kingdom), Series A4, Reg. S, 4.82%, 07/05/2033	GBP	50	58
CBRE Services, Inc.,
2.50%, 04/01/2031		246	198
4.88%, 03/01/2026		20	19
Clarion Funding plc, (United Kingdom),
Reg. S, 1.25%, 11/13/2032	GBP	1,000	860
Reg. S, 1.88%, 09/07/2051	GBP	500	298
Reg. S, 2.63%, 01/18/2029	GBP	200	213
CPI Property Group SA, (Luxembourg),
Reg. S, 1.50%, 01/27/2031	EUR	2,000	1,176
Reg. S, 1.75%, 01/14/2030	EUR	1,000	655
Reg. S, 2.75%, 01/22/2028	GBP	1,800	1,519
CTP NV, (Netherlands),
Reg. S, 0.50%, 06/21/2025	EUR	2,865	2,779
Reg. S, 0.63%, 11/27/2023	EUR	750	801
Reg. S, 0.63%, 09/27/2026	EUR	3,500	3,075
Reg. S, 0.88%, 01/20/2026	EUR	1,000	928
Reg. S, 1.25%, 06/21/2029	EUR	600	472
Deutsche Wohnen SE, (Germany),
Reg. S, 0.50%, 04/07/2031	EUR	500	382
Reg. S, 1.00%, 04/30/2025	EUR	2,000	2,033
Reg. S, 1.30%, 04/07/2041	EUR	500	316
Reg. S, 1.50%, 04/30/2030	EUR	2,000	1,744
Essential Properties LP, 2.95%, 07/15/2031		245	183
Fastighets AB Balder, (Sweden),
Reg. S, 1.13%, 01/29/2027	EUR	4,000	3,275
Reg. S, 1.88%, 01/23/2026	EUR	2,000	1,814
Heimstaden Bostad AB, (Sweden), Reg. S, 1.13%, 01/21/2026	EUR	1,200	1,050
Hexagon Housing Association Ltd., (United Kingdom), Reg. S, 3.63%, 04/22/2048		GBP 1,000	862
HOWOGE Wohnungsbaugesellschaft mbH, (Germany), Reg. S, 1.13%, 11/01/2033	EUR	100	79
Kojamo OYJ, (Finland),
Reg. S, 0.88%, 05/28/2029	EUR	1,000	770
Reg. S, 2.00%, 03/31/2026	EUR	1,000	961
Logicor 2019-1 UK plc, (United Kingdom), Reg. S, 1.88%, 11/17/2026	GBP	825	891
Logicor Financing Sarl, (Luxembourg),
Reg. S, 0.75%, 07/15/2024	EUR	1,500	1,558
Reg. S, 0.88%, 01/14/2031	EUR	400	291
Reg. S, 1.50%, 07/13/2026	EUR	1,200	1,129
Reg. S, 2.25%, 05/13/2025	EUR	2,000	2,027
London & Quadrant Housing Trust, (United Kingdom),
Reg. S, 2.00%, 03/31/2032	GBP	1,000	939
Reg. S, 2.00%, 10/20/2038	GBP	425	332

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	101

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Real Estate — continued
Reg. S, 2.63%, 02/28/2028	GBP	1,225	1,330
Reg. S, 2.75%, 07/20/2057	GBP	425	308
Reg. S, 3.13%, 02/28/2053	GBP	500	401
Meadowhall Finance plc, (United Kingdom), Series A1, Reg. S, 4.99%, 01/12/2032	GBP	27	29
NE Property BV, (Netherlands),
Reg. S, 1.75%, 11/23/2024	EUR	500	517
Reg. S, 1.88%, 10/09/2026	EUR	1,000	944
Reg. S, 2.00%, 01/20/2030	EUR	500	401
Reg. S, 3.38%, 07/14/2027	EUR	500	488
Notting Hill Genesis, (United Kingdom),
Reg. S, 2.00%, 06/03/2036	GBP	2,800	2,319
Reg. S, 3.25%, 10/12/2048	GBP	1,000	841
Reg. S, 4.38%, 02/20/2054	GBP	500	510
Reg. S, 5.25%, 07/07/2042	GBP	1,000	1,175
Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada),
2.50%, 10/15/2031 (e)		580	456
4.13%, 02/01/2029 (e)		2,100	1,908
Optivo Finance plc, (United Kingdom),
Reg. S, 3.28%, 03/22/2048	GBP	2,000	1,708
Reg. S, 5.25%, 03/13/2043	GBP	1,000	1,175
Orbit Capital plc, (United Kingdom), Reg. S, 3.38%, 06/14/2048		GBP 1,325	1,153
P3 Group Sarl, (Luxembourg), Reg. S, 0.88%, 01/26/2026	EUR	490	471
Sagax AB, (Sweden), Reg. S, 2.25%, 03/13/2025	EUR	1,000	1,029
Sagax Euro Mtn NL BV, (Netherlands), Reg. S, 1.63%, 02/24/2026		EUR 1,000	975
Sinochem Offshore Capital Co. Ltd., (British Virgin Islands), Reg. S, 0.75%, 11/25/2025		EUR 1,000	985
Telereal Securitisation plc, (United Kingdom), Series B4, 6.16%, 12/10/2031	GBP	43	51
Tesco Property Finance 1 plc, (United Kingdom), Reg. S, 7.62%, 07/13/2039	GBP	79	106
Trafford Centre Finance Ltd. (The), (Cayman Islands), Series A2, Reg. S, 6.50%, 07/28/2033	GBP	33	40
Vonovia Finance BV, (Netherlands),
Reg. S, 0.63%, 07/09/2026	EUR	300	285
Reg. S, 0.88%, 07/03/2023	EUR	100	109
Reg. S, 1.00%, 01/28/2041	EUR	1,100	621
Series DIP, Reg. S, 1.50%, 03/31/2025	EUR	2,000	2,056
Vonovia SE, (Germany), Reg. S, 0.75%, 09/01/2032	EUR	1,700	1,271

			75,668

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — 1.0%
Aedifica SA, (Belgium), Reg. S, 0.75%, 09/09/2031	EUR	1,200	916
Altarea SCA, (France), Reg. S, 1.75%, 01/16/2030	EUR	400	303
American Tower Corp.,
0.88%, 05/21/2029	EUR	1,000	888
1.30%, 09/15/2025		200	181
1.38%, 04/04/2025	EUR	2,050	2,118
1.95%, 05/22/2026	EUR	1,000	1,015
2.70%, 04/15/2031		50	41
2.95%, 01/15/2051		157	99
3.65%, 03/15/2027		270	253
Brixmor Operating Partnership LP,
4.05%, 07/01/2030		1,175	1,059
4.13%, 06/15/2026		2,300	2,147
4.13%, 05/15/2029		875	780
Carmila SA, (France),
Reg. S, 1.63%, 05/30/2027	EUR	1,000	958
Reg. S, 2.38%, 09/16/2024	EUR	1,000	1,063
EPR Properties, 3.60%, 11/15/2031		300	234
Equinix, Inc.,
0.25%, 03/15/2027	EUR	3,900	3,704
1.00%, 03/15/2033	EUR	3,500	2,832
1.45%, 05/15/2026		200	179
2.63%, 11/18/2024		85	81
2.90%, 11/18/2026		200	183
Globalworth Real Estate Investments Ltd., (Guernsey),
Reg. S, 2.95%, 07/29/2026	EUR	500	408
Reg. S, 3.00%, 03/29/2025	EUR	1,000	895
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		1,805	1,456
3.35%, 09/01/2024		20	19
5.30%, 01/15/2029		235	224
5.38%, 04/15/2026		1,500	1,468
5.75%, 06/01/2028		610	597
Goodman Australia Finance Pty Ltd., (Australia), Reg. S, 1.38%, 09/27/2025	EUR	2,758	2,774
Hammerson Ireland Finance DAC, (Ireland), Reg. S, 1.75%, 06/03/2027		EUR 9,733	8,689
Hammerson plc, (United Kingdom),
Reg. S, 6.00%, 02/23/2026	GBP	3,900	4,469
Reg. S, 7.25%, 04/21/2028	GBP	1,400	1,585
Healthpeak OP LLC, 3.00%, 01/15/2030		1,400	1,215
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/2031		415	326
Kimco Realty OP LLC, 2.70%, 10/01/2030		1,900	1,565
Klepierre SA, (France),
Reg. S, 0.88%, 02/17/2031	EUR	1,000	829
Reg. S, 1.63%, 12/13/2032	EUR	1,000	830
Reg. S, 2.00%, 05/12/2029	EUR	1,000	963
Mercialys SA, (France),
Reg. S, 1.80%, 02/27/2026	EUR	1,000	975
Reg. S, 2.50%, 02/28/2029	EUR	2,000	1,773

SEE NOTES TO FINANCIAL STATEMENTS.

102	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
REITS — continued
Merlin Properties Socimi SA, (Spain),
Reg. S, 1.38%, 06/01/2030	EUR	1,000	842
Reg. S, 2.38%, 07/13/2027	EUR	1,000	1,000
MPT Operating Partnership LP / MPT Finance Corp., 0.99%, 10/15/2026		EUR 1,650	1,353
National Health Investors, Inc., 3.00%, 02/01/2031		336	258
Omega Healthcare Investors, Inc.,
3.25%, 04/15/2033		265	197
4.50%, 04/01/2027		16	15
Prologis Euro Finance LLC, 0.25%, 09/10/2027	EUR	2,725	2,510
Prologis LP,
2.25%, 06/30/2029	GBP	1,600	1,627
4.88%, 06/15/2028		150	148
5.25%, 06/15/2053		120	118
Public Storage,
0.50%, 09/09/2030	EUR	1,500	1,264
0.88%, 02/15/2026		50	45
1.50%, 11/09/2026		200	179
1.85%, 05/01/2028		300	260
1.95%, 11/09/2028		400	343
2.25%, 11/09/2031		165	135
2.30%, 05/01/2031		65	54
3.09%, 09/15/2027		110	102
3.39%, 05/01/2029		145	134
Realty Income Corp.,
1.63%, 12/15/2030	GBP	200	184
1.75%, 07/13/2033	GBP	1,100	931
3.10%, 12/15/2029		800	701
3.88%, 04/15/2025		100	97
5.05%, 01/13/2026		14	14
5.13%, 07/06/2034 (w)	EUR	1,700	1,853
5.63%, 10/13/2032		440	444
Sabra Health Care LP, 3.20%, 12/01/2031		146	109
Scentre Group Trust 1 / Scentre Group Trust 2, (Australia),
Reg. S, 1.45%, 03/28/2029	EUR	2,000	1,803
Reg. S, 1.75%, 04/11/2028	EUR	2,000	1,894
Scentre Group Trust 1, (Australia),
Reg. S, 2.25%, 07/16/2024	EUR	2,000	2,118
Reg. S, 3.88%, 07/16/2026	GBP	554	644
Simon International Finance SCA, (Luxembourg), Reg. S, 1.25%, 05/13/2025		EUR 2,325	2,377
Simon Property Group LP,
1.38%, 01/15/2027		70	61
3.50%, 09/01/2025		50	48
5.85%, 03/08/2053		130	129
Tanger Properties LP, 2.75%, 09/01/2031		280	203
Ventas Realty LP, 4.13%, 01/15/2026		2,300	2,199
VICI Properties LP,
4.75%, 02/15/2028		485	459

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

REITS — continued
4.95%, 02/15/2030		1,645	1,543
5.13%, 05/15/2032		189	177
5.63%, 05/15/2052		308	274
Welltower OP LLC,
2.75%, 01/15/2031		50	41
3.10%, 01/15/2030		2,400	2,077
4.50%, 01/15/2024		3,500	3,468
4.50%, 12/01/2034	GBP	300	312
4.80%, 11/20/2028	GBP	1,650	1,886
Weyerhaeuser Co., 4.00%, 04/15/2030		1,500	1,379
WP Carey, Inc., 2.25%, 04/01/2033		1,000	748
WPC Eurobond BV, (Netherlands),
0.95%, 06/01/2030	EUR	1,800	1,490
1.35%, 04/15/2028	EUR	825	764
2.13%, 04/15/2027	EUR	1,800	1,788

			92,893

Savings & Loans — 0.1%
Coventry Building Society, (United Kingdom), Reg. S, 2.63%, 12/07/2026	EUR	5,000	5,239
Nationwide Building Society, (United Kingdom),
Reg. S, 0.25%, 07/22/2025	EUR	2,000	2,014
Reg. S, 0.63%, 03/25/2027	EUR	100	98
Reg. S, 5.63%, 01/28/2026	GBP	100	126
Yorkshire Building Society, (United Kingdom),
Reg. S, 0.01%, 10/13/2027	EUR	100	93
Reg. S, 0.01%, 11/16/2028	EUR	5,000	4,499

			12,069

Total Financial			1,744,121

Government — 3.4%
Multi-National — 3.4%
African Development Bank, (Supranational),
0.25%, 11/21/2024	EUR	925	961
0.50%, 03/22/2027	EUR	1,000	983
0.50%, 03/21/2029	EUR	3,000	2,815
0.88%, 05/24/2028	EUR	400	390
2.25%, 09/14/2029	EUR	2,000	2,066
Asian Development Bank, (Supranational),
Reg. S, 0.03%, 01/31/2030	EUR	3,550	3,171
0.35%, 07/16/2025	EUR	700	714
0.75%, 12/07/2027	GBP	5,000	5,218
1.40%, 02/06/2037	EUR	7,000	6,196
1.63%, 03/15/2024		100	97
1.95%, 07/22/2032	EUR	10,000	9,922
2.00%, 01/22/2025		300	286
2.50%, 12/19/2024	GBP	2,000	2,420
2.63%, 01/30/2024		258	254
4.13%, 09/27/2024		2,525	2,485
6.22%, 08/15/2027		100	106
Asian Infrastructure Investment Bank (The), (Supranational),
0.50%, 10/30/2024		495	463
Reg. S, 4.38%, 06/11/2026	GBP	11,000	13,363

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	103

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Multi-National — continued
Corp. Andina de Fomento, (Supranational),
Reg. S, 0.25%, 02/04/2026	EUR	2,000	1,956
Reg. S, 1.13%, 02/13/2025	EUR	10,000	10,328
Council Of Europe Development Bank, (Supranational),
Reg. S, 0.00%, 04/09/2027	EUR	2,000	1,927
Reg. S, 0.00%, 01/20/2031	EUR	5,000	4,338
Reg. S, 0.25%, 01/19/2032	EUR	3,000	2,592
Reg. S, 0.38%, 03/27/2025	EUR	175	180
Reg. S, 0.63%, 01/30/2029	EUR	1,500	1,428
Reg. S, 0.75%, 06/09/2025	EUR	50	52
Erste Abwicklungsanstalt, (Germany), Reg. S, 0.01%, 11/03/2023	EUR	1,000	1,078
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial, (Supranational),
4.55%, 03/30/2027	CAD	300	228
5.50%, 06/07/2032	GBP	300	393
European Bank for Reconstruction & Development, (Supranational),
0.25%, 07/10/2023		95	95
0.50%, 05/19/2025		135	124
European Investment Bank, (Supranational), 0.00%, 03/15/2024	EUR	300	319
Reg. S, 0.00%, 03/25/2025	EUR	5,000	5,135
Reg. S, 0.00%, 03/13/2026	EUR	700	699
Reg. S, 0.00%, 06/17/2027	EUR	1,500	1,444
Reg. S, 0.00%, 09/28/2028	EUR	1,000	930
Zero Coupon, 05/28/2037 (e)	CAD	150	63
Reg. S, 0.01%, 11/15/2035	EUR	4,200	3,132
Reg. S, 0.01%, 05/15/2041	EUR	15,000	9,301
Reg. S, 0.05%, 05/24/2024	EUR	2,000	2,115
Reg. S, 0.05%, 11/15/2029	EUR	10,000	9,047
0.05%, 01/16/2030	EUR	17,900	16,107
Reg. S, 0.05%, 10/13/2034	EUR	34,000	26,457
Reg. S, 0.10%, 10/15/2026	EUR	5,000	4,927
Reg. S, 0.13%, 12/14/2026	GBP	1,875	1,985
Reg. S, 0.13%, 06/20/2029	EUR	6,000	5,512
Reg. S, 0.25%, 06/15/2040	EUR	3,950	2,656
0.38%, 07/16/2025	EUR	25,000	25,627
0.38%, 03/26/2026		1,300	1,160
Reg. S, 0.38%, 04/14/2026	EUR	3,000	3,017
0.50%, 01/15/2027	EUR	2,000	1,985
Reg. S, 0.50%, 11/13/2037	EUR	2,000	1,520
0.63%, 07/25/2025		100	92
Reg. S, 0.88%, 05/15/2026	GBP	2,000	2,228
0.88%, 09/13/2047	EUR	200	135
Reg. S, 1.00%, 03/14/2031	EUR	20,000	18,795
Reg. S, 1.00%, 04/14/2032	EUR	3,275	3,016
Reg. S, 1.38%, 03/07/2025	GBP	100	118
Reg. S, 1.50%, 06/15/2032	EUR	11,000	10,581
1.50%, 10/16/2048	EUR	2,845	2,184

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Multi-National — continued
1.63%, 03/14/2025		200	189
2.75%, 08/15/2025		600	575
Reg. S, 2.75%, 09/15/2025	EUR	10,000	10,748
Reg. S, 2.75%, 07/30/2030	EUR	30,000	32,157
2.75%, 09/13/2030	EUR	230	247
3.13%, 12/14/2023		250	247
3.25%, 01/29/2024		165	163
Reg. S, 3.63%, 03/14/2042	EUR	2,025	2,312
Reg. S, 3.88%, 06/08/2037	GBP	3,000	3,496
4.50%, 10/15/2025	EUR	10,000	11,158
Reg. S, 4.50%, 03/07/2044	GBP	3,000	3,692
5.00%, 04/15/2039	GBP	3,500	4,579
Reg. S, 6.27%, 08/28/2024	IDR	10,000,000	666
Series 1981, 2.63%, 03/15/2035	EUR	40	41
Series DIP, Reg. S, 4.63%, 10/12/2054	GBP	3,055	3,867
FMS Wertmanagement, (Germany), Reg. S, 0.38%, 04/29/2030	EUR	1,600	1,455
Inter-American Development Bank, (Supranational),
0.50%, 09/23/2024		750	706
0.88%, 04/20/2026		400	361
1.25%, 12/15/2025	GBP	2,000	2,273
1.50%, 01/13/2027		1,000	902
2.13%, 01/15/2025		290	277
2.38%, 08/03/2029	GBP	1,000	1,091
2.63%, 01/16/2024		230	227
3.00%, 02/21/2024		100	98
6.75%, 07/15/2027		700	748
International Development Association, (Supranational),
Reg. S, 0.00%, 10/19/2026	EUR	1,000	973
Reg. S, 0.35%, 04/22/2036	EUR	3,500	2,717
Reg. S, 0.38%, 09/22/2027	GBP	2,000	2,066
Reg. S, 0.70%, 01/17/2042	EUR	1,000	707
Reg. S, 2.50%, 01/15/2038	EUR	4,000	4,029
International Finance Corp., (Supranational),
0.25%, 12/15/2025	GBP	1,000	1,108
Reg. S, 1.38%, 03/07/2025	GBP	1,000	1,182
2.88%, 07/31/2023		80	80
3.63%, 09/15/2025		2,120	2,069
North American Development Bank, (Supranational), Reg. S, 0.20%, 11/28/2028	CHF	200	205

			334,327

Municipal — 0.0% (g)
Transport for London, (United Kingdom),
Reg. S, 3.88%, 07/23/2042	GBP	140	142
Reg. S, 4.00%, 09/12/2033	GBP	300	330

			472

SEE NOTES TO FINANCIAL STATEMENTS.

104	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Regional (State/Province) — 0.0% (g)
KAF Kaerntner Ausgleichszahlungs-Fonds, (Austria), Reg. S, Zero Coupon, 01/14/2032	EUR	860	703
UK Municipal Bonds Agency Finance Co. Designated Activity Co., (Ireland), Reg. S, 1.63%, 08/26/2060	GBP	100	53

			756

Total Government			335,555

Industrial — 2.6%
Aerospace/Defense — 0.3%
Airbus SE, (Netherlands),
Reg. S, 1.63%, 06/09/2030	EUR	500	481
Reg. S, 2.00%, 04/07/2028	EUR	1,100	1,120
Reg. S, 2.38%, 04/07/2032	EUR	1,000	989
BAE Systems plc, (United Kingdom), 1.90%, 02/15/2031 (e)		1,350	1,084
Boeing Co. (The),
3.45%, 11/01/2028		100	91
4.88%, 05/01/2025		800	788
5.71%, 05/01/2040		2,405	2,396
5.81%, 05/01/2050		405	402
5.93%, 05/01/2060		260	257
General Dynamics Corp.,
2.25%, 06/01/2031		300	252
3.75%, 05/15/2028		85	82
Hexcel Corp., 4.20%, 02/15/2027		520	489
Lockheed Martin Corp.,
3.80%, 03/01/2045		300	252
4.09%, 09/15/2052		35	31
4.15%, 06/15/2053		400	352
4.30%, 06/15/2062		455	402
4.70%, 05/15/2046		360	345
4.75%, 02/15/2034		300	299
5.10%, 11/15/2027		400	406
5.20%, 02/15/2055		330	340
5.70%, 11/15/2054		290	322
5.90%, 11/15/2063		185	210
Raytheon Technologies Corp.,
2.15%, 05/18/2030	EUR	1,500	1,451
2.82%, 09/01/2051		200	134
3.20%, 03/15/2024		30	30
3.95%, 08/16/2025		140	137
7.20%, 08/15/2027		20	21
Safran SA, (France),
Reg. S, 0.13%, 03/16/2026	EUR	1,000	985
Reg. S, 0.75%, 03/17/2031	EUR	5,500	4,984
Thales SA, (France),
Reg. S, 0.00%, 03/26/2026	EUR	3,800	3,726
Reg. S, 0.75%, 01/23/2025	EUR	1,000	1,035
Reg. S, 1.00%, 05/15/2028	EUR	1,900	1,809

			25,702

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Building Materials — 0.4%
Carrier Global Corp.,
2.24%, 02/15/2025		20	19
2.49%, 02/15/2027		10	9
3.38%, 04/05/2040		100	77
CRH Finance DAC, (Ireland), Reg. S, 1.38%, 10/18/2028	EUR	1,000	963
Crh Finance UK plc, (United Kingdom), Reg. S, 4.13%, 12/02/2029		GBP 1,500	1,703
CRH SMW Finance DAC, (Ireland), Reg. S, 1.25%, 11/05/2026	EUR	1,000	1,002
Eagle Materials, Inc., 2.50%, 07/01/2031		461	376
Fortune Brands Innovations, Inc., 4.50%, 03/25/2052		30	23
Heidelberg Materials AG, (Germany), Reg. S, 3.75%, 05/31/2032		EUR 6,125	6,343
Holcim Finance Luxembourg SA, (Luxembourg),
Reg. S, 0.50%, 11/29/2026	EUR	500	488
Reg. S, 0.50%, 09/03/2030	EUR	500	422
Reg. S, 0.50%, 04/23/2031	EUR	1,000	829
Reg. S, 0.63%, 04/06/2030	EUR	4,350	3,786
Reg. S, 0.63%, 01/19/2033	EUR	500	396
Reg. S, 1.50%, 04/06/2025	EUR	5,000	5,202
Reg. S, 2.25%, 05/26/2028	EUR	2,000	2,024
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.07%), 3.00%, 04/05/2024 (x) (aa)	EUR	500	529
Holcim Sterling Finance Netherlands BV, (Netherlands), Reg. S, 3.00%, 05/12/2032		GBP 3,500	3,461
Imerys SA, (France),
Reg. S, 1.50%, 01/15/2027	EUR	3,000	2,970
Reg. S, 2.00%, 12/10/2024	EUR	1,000	1,056
Johnson Controls International plc / Tyco Fire & Security Finance SCA, (Ireland),
0.38%, 09/15/2027	EUR	1,000	938
1.00%, 09/15/2032	EUR	1,000	843
3.00%, 09/15/2028	EUR	1,000	1,038
Lennox International, Inc., 1.35%, 08/01/2025		12	11
Martin Marietta Materials, Inc.,
3.20%, 07/15/2051		96	67
4.25%, 07/02/2024		40	39
Owens Corning, 3.95%, 08/15/2029		1,000	929
Trane Technologies Luxembourg Finance SA, (Luxembourg), 4.50%, 03/21/2049		15	13
Vulcan Materials Co.,
3.50%, 06/01/2030		60	54
4.70%, 03/01/2048		440	392
5.80%, 03/01/2026		240	240

			36,242

Electrical Components & Equipment — 0.1%
Emerson Electric Co.,
1.25%, 10/15/2025	EUR	1,000	1,024
1.95%, 10/15/2030		200	166

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	105

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electrical Components & Equipment — continued
2.00%, 12/21/2028		25	21
2.00%, 10/15/2029	EUR	1,500	1,490
2.80%, 12/21/2051		169	115
Legrand SA, (France),
Reg. S, 0.63%, 06/24/2028	EUR	1,000	951
Reg. S, 1.00%, 03/06/2026	EUR	1,000	1,009
Reg. S, 1.88%, 07/06/2032	EUR	1,000	950
Signify NV, (Netherlands),
Reg. S, 2.00%, 05/11/2024	EUR	550	588
Reg. S, 2.38%, 05/11/2027	EUR	175	176

			6,490

Electronics — 0.2%
Agilent Technologies, Inc.,
2.30%, 03/12/2031		425	348
2.75%, 09/15/2029		60	52
3.05%, 09/22/2026		275	254
Allegion US Holding Co., Inc., 3.20%, 10/01/2024		20	19
Amphenol Technologies Holding GmbH, (Germany), Reg. S, 0.75%, 05/04/2026		EUR 2,525	2,518
Arrow Electronics, Inc., 6.13%, 03/01/2026		480	478
Avnet, Inc., 5.50%, 06/01/2032		60	57
Flex Ltd., (Singapore),
3.75%, 02/01/2026		220	209
4.88%, 06/15/2029		164	156
4.88%, 05/12/2030		175	169
Honeywell International, Inc.,
0.75%, 03/10/2032	EUR	2,500	2,100
2.25%, 02/22/2028	EUR	1,500	1,532
2.50%, 11/01/2026		400	373
4.13%, 11/02/2034	EUR	8,700	9,596
4.50%, 01/15/2034		650	636
Hubbell, Inc., 2.30%, 03/15/2031		399	329
Jabil, Inc.,
1.70%, 04/15/2026		150	134
5.45%, 02/01/2029		350	347
Keysight Technologies, Inc.,
3.00%, 10/30/2029		245	214
4.55%, 10/30/2024		250	246
4.60%, 04/06/2027		55	54
Tyco Electronics Group SA, (Luxembourg),
0.00%, 02/14/2025	EUR	1,000	1,024
0.00%, 02/16/2029	EUR	1,000	889
Vontier Corp., 2.95%, 04/01/2031		485	385

			22,119

Engineering & Construction — 0.3%
ABB Finance BV, (Netherlands),
Reg. S, 0.00%, 01/19/2030	EUR	2,000	1,732
Reg. S, 0.75%, 05/16/2024	EUR	1,500	1,594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
Aeroports de Paris, (France),
Reg. S, 1.00%, 01/05/2029	EUR	500	472
Reg. S, 1.50%, 07/02/2032	EUR	100	89
Reg. S, 2.13%, 10/02/2026	EUR	200	208
Reg. S, 2.75%, 06/05/2028	EUR	100	106
Reg. S, 2.75%, 04/02/2030	EUR	2,500	2,554
Cellnex Finance Co. SA, (Spain),
Reg. S, 2.00%, 02/15/2033	EUR	1,200	1,017
Reg. S, 2.25%, 04/12/2026	EUR	2,000	2,042
CRCC Hean Ltd., (Hong Kong), Reg. S, 0.88%, 05/20/2026	EUR	300	296
DAA Finance plc, (Ireland), Reg. S, 1.60%, 11/05/2032	EUR	100	88
Ferrovial Emisiones SA, (Spain),
Reg. S, 0.54%, 11/12/2028	EUR	1,000	921
Reg. S, 1.38%, 03/31/2025	EUR	1,000	1,041
Reg. S, 1.38%, 05/14/2026	EUR	1,000	1,014
Heathrow Funding Ltd., (Jersey),
Reg. S, 4.63%, 10/31/2046	GBP	325	334
Reg. S, 6.45%, 12/10/2031	GBP	225	290
Reg. S, 6.75%, 12/03/2026	GBP	150	190
HOCHTIEF AG, (Germany),
Reg. S, 0.50%, 09/03/2027	EUR	2,000	1,908
Reg. S, 1.75%, 07/03/2025	EUR	1,500	1,564
Royal Schiphol Group NV, (Netherlands),
Reg. S, 0.38%, 09/08/2027	EUR	300	286
Reg. S, 0.75%, 04/22/2033	EUR	200	164
Sydney Airport Finance Co. Pty Ltd., (Australia),
Reg. S, 1.75%, 04/26/2028	EUR	1,000	982
Reg. S, 2.75%, 04/23/2024	EUR	500	539
Technip Energies NV, (Netherlands), Reg. S, 1.13%, 05/28/2028	EUR	10,252	9,526
Vinci SA, (France), Reg. S, 3.38%, 10/17/2032	EUR	2,000	2,130
Worley US Finance Sub Ltd., Reg. S, 0.88%, 06/09/2026	EUR	3,075	2,993

			34,080

Environmental Control — 0.0% (g)
Waste Connections, Inc., (Canada),
2.60%, 02/01/2030		200	173
3.20%, 06/01/2032		50	44
4.25%, 12/01/2028		250	240

			457

Hand/Machine Tools — 0.0% (g)
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		620	621
6.30%, 02/15/2030 (e)		159	158
Snap-on, Inc., 3.10%, 05/01/2050		30	22

			801

Machinery — Construction & Mining — 0.0% (g)
Caterpillar Financial Services Corp.,
0.80%, 11/13/2025		150	136

SEE NOTES TO FINANCIAL STATEMENTS.

106	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Machinery — Construction & Mining — continued
4.90%, 01/17/2025		560	557
Caterpillar, Inc., 4.75%, 05/15/2064		100	95
Sandvik AB, (Sweden),
Reg. S, 2.13%, 06/07/2027	EUR	1,000	1,017
Reg. S, 3.75%, 09/27/2029	EUR	1,000	1,079

			2,884

Machinery – Diversified — 0.2%
AGCO International Holdings BV, (Netherlands), Reg. S, 0.80%, 10/06/2028	EUR	6,200	5,614
Atlas Copco AB, (Sweden), Reg. S, 0.63%, 08/30/2026	EUR	1,325	1,322
Atlas Copco Finance DAC, (Ireland),
Reg. S, 0.13%, 09/03/2029	EUR	500	447
Reg. S, 0.75%, 02/08/2032	EUR	500	435
CNH Industrial Capital LLC, 3.95%, 05/23/2025		1,065	1,030
CNH Industrial Finance Europe SA, (Luxembourg), Reg. S, 0.00%, 04/01/2024	EUR	1,000	1,058
Dover Corp.,
0.75%, 11/04/2027	EUR	1,000	951
1.25%, 11/09/2026	EUR	1,000	995
Highland Holdings Sarl, (Luxembourg),
0.32%, 12/15/2026	EUR	1,500	1,445
0.93%, 12/15/2031	EUR	2,050	1,753
IDEX Corp.,
2.63%, 06/15/2031		1,445	1,207
3.00%, 05/01/2030		332	291
John Deere Capital Corp.,
3.40%, 06/06/2025		115	111
4.75%, 01/20/2028		500	500
5.15%, 03/03/2025		255	255
John Deere Cash Management SARL, (Luxembourg), Reg. S, 1.65%, 06/13/2039	EUR	825	692
nVent Finance Sarl, (Luxembourg), 5.65%, 05/15/2033		655	644
Otis Worldwide Corp.,
2.06%, 04/05/2025		20	19
2.29%, 04/05/2027		200	181
3.36%, 02/15/2050		10	7
Westinghouse Air Brake Technologies Corp.,
3.20%, 06/15/2025		350	332
4.40%, 03/15/2024		1,800	1,776

			21,065

Miscellaneous Manufacturers — 0.5%
3M Co., 2.88%, 10/15/2027		230	210
Alfa Laval Treasury International AB, (Sweden), Reg. S, 0.88%, 02/18/2026		EUR 3,500	3,516

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Miscellaneous Manufacturers — continued
Eaton Capital Unlimited Co., (Ireland),
Reg. S, 0.13%, 03/08/2026	EUR	10,000	9,846
Reg. S, 0.58%, 03/08/2030	EUR	1,500	1,323
Reg. S, 0.70%, 05/14/2025	EUR	2,525	2,587
Reg. S, 0.75%, 09/20/2024	EUR	1,000	1,049
Eaton Corp.,
4.15%, 11/02/2042		100	89
4.35%, 05/18/2028		70	68
GE Capital UK Funding Unlimited Co., (Ireland), Reg. S, 5.88%, 01/18/2033	GBP	2,950	3,617
General Electric Co.,
1.50%, 05/17/2029	EUR	1,000	960
1.88%, 05/28/2027	EUR	1,000	1,013
Reg. S, 4.13%, 09/19/2035	EUR	1,000	1,081
Reg. S, 4.88%, 09/18/2037	GBP	2,000	2,143
Illinois Tool Works, Inc.,
0.63%, 12/05/2027	EUR	1,000	957
1.00%, 06/05/2031	EUR	500	445
Parker-Hannifin Corp., 1.13%, 03/01/2025	EUR	1,650	1,708
Pentair Finance Sarl, (Luxembourg), 4.50%, 07/01/2029		2,000	1,879
Siemens Financieringsmaatschappij NV, (Netherlands), Reg. S, 0.30%, 02/28/2024		EUR 20	21
Smiths Group plc, (United Kingdom), Reg. S, 2.00%, 02/23/2027	EUR	12,602	12,734
Teledyne Technologies, Inc., 1.60%, 04/01/2026		170	154
Textron, Inc., 2.45%, 03/15/2031		1,000	824
Wabtec Transportation Netherlands BV, (Netherlands), 1.25%, 12/03/2027	EUR	1,500	1,418

			47,642

Packaging & Containers — 0.1%
Amcor UK Finance plc, (United Kingdom), 1.13%, 06/23/2027	EUR	1,500	1,446
Ball Corp., 0.88%, 03/15/2024	EUR	1,200	1,276
Berry Global, Inc., 5.50%, 04/15/2028 (e)		615	605
DS Smith plc, (United Kingdom),
Reg. S, 0.88%, 09/12/2026	EUR	4,300	4,191
Series EMT7, Reg. S, 1.38%, 07/26/2024	EUR	500	527
Sealed Air Corp., 5.50%, 09/15/2025 (e)		1,460	1,437

			9,482

Transportation — 0.5%
Aurizon Network Pty Ltd., (Australia),
Reg. S, 2.00%, 09/18/2024	EUR	1,000	1,061
Reg. S, 3.13%, 06/01/2026	EUR	1,000	1,053
Brambles Finance Ltd., (Australia), Reg. S, 2.38%, 06/12/2024	EUR	825	884

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	107

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Transportation — continued
Brambles Finance plc, (United Kingdom),
Reg. S, 1.50%, 10/04/2027	EUR	1,000	999
Reg. S, 4.25%, 03/22/2031	EUR	14,325	15,668
Burlington Northern Santa Fe LLC,
2.88%, 06/15/2052		380	259
3.00%, 04/01/2025		160	154
3.30%, 09/15/2051		20	15
4.15%, 04/01/2045		50	43
4.45%, 01/15/2053		75	69
4.55%, 09/01/2044		170	156
4.95%, 09/15/2041		700	682
5.20%, 04/15/2054		900	917
5.40%, 06/01/2041		70	71
Canadian National Railway Co., (Canada), 4.40%, 08/05/2052		430	394
Canadian Pacific Railway Co., (Canada),
3.10%, 12/02/2051		210	148
4.20%, 11/15/2069		10	8
Deutsche Bahn Finance GMBH, (Germany),
Reg. S, 0.10%, 01/28/2036	CHF	150	135
Reg. S, 0.35%, 09/29/2031	EUR	100	86
Reg. S, 0.50%, 04/09/2027	EUR	140	137
Reg. S, 1.00%, 12/17/2027	EUR	300	296
Reg. S, 1.13%, 12/18/2028	EUR	300	292
Reg. S, 1.13%, 05/29/2051	EUR	112	72
Reg. S, 1.38%, 03/28/2031	EUR	2,000	1,881
Reg. S, 1.38%, 04/16/2040	EUR	50	39
Reg. S, 1.50%, 08/26/2024	CHF	500	556
Reg. S, 1.63%, 08/16/2033	EUR	189	172
Reg. S, 1.88%, 02/13/2026	GBP	6,000	6,895
Reg. S, 1.88%, 05/24/2030	EUR	300	297
1.99%, 07/08/2030	AUD	200	105
Reg. S, 3.25%, 05/19/2033	EUR	100	107
Reg. S, 3.50%, 09/27/2024	AUD	300	196
Reg. S, 3.63%, 12/18/2037	EUR	390	427
Reg. S,
3.75%, 10/29/2025	AUD	1,000	644
Series CB, Reg. S, (EUR Swap Rate 5 Year + 1.89%), 1.60%, 07/18/2029 (x) (aa)		EUR 1,700	1,473
East Japan Railway Co., (Japan), Reg. S, 4.50%, 01/25/2036	GBP	2,000	2,285
Ferrovie dello Stato Italiane SpA, (Italy),
Reg. S, 1.50%, 06/27/2025	EUR	510	528
Reg. S, 4.50%, 05/23/2033	EUR	200	218
La Poste SA, (France),
Reg. S, 0.00%, 07/18/2029	EUR	200	174
Reg. S, 0.38%, 09/17/2027	EUR	100	95
Reg. S, 0.63%, 10/21/2026	EUR	1,300	1,277
Reg. S, 1.00%, 09/17/2034	EUR	200	164
Reg. S, 1.38%, 04/21/2032	EUR	1,000	899
Reg. S, 2.63%, 09/14/2028	EUR	100	104
Reg. S, 4.00%, 06/12/2035	EUR	100	110

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Transportation — continued
Network Rail Infrastructure Finance plc, (United Kingdom), Reg. S, 4.38%, 12/09/2030	GBP	190	234
OeBB-Infrastruktur AG, (Austria),
2.25%, 05/28/2029	EUR	325	337
3.00%, 10/24/2033	EUR	200	217
Reg. S, 3.38%, 05/18/2032	EUR	4	5
Reg. S, 3.88%, 06/30/2025	EUR	80	87
Ryder System, Inc., 5.65%, 03/01/2028		110	110
United Parcel Service, Inc., 1.50%, 11/15/2032	EUR	1,125	1,000

			44,235

Trucking & Leasing — 0.0% (g)
Penske Truck Leasing Co. LP / PTL Finance Corp.,
4.40%, 07/01/2027 (e)		730	689
5.55%, 05/01/2028 (e)		1,135	1,117
5.75%, 05/24/2026 (e)		860	852

			2,658

Total Industrial			253,857

Technology — 1.0%
Computers — 0.2%
Amdocs Ltd., (Guernsey), 2.54%, 06/15/2030		1,135	947
Apple, Inc.,
1.20%, 02/08/2028		295	256
1.38%, 05/24/2029	EUR	100	98
1.40%, 08/05/2028		30	26
1.63%, 11/10/2026	EUR	1,125	1,153
1.65%, 05/11/2030		250	210
2.38%, 02/08/2041		85	63
2.55%, 08/20/2060		15	10
2.65%, 05/11/2050		25	17
2.65%, 02/08/2051		30	21
2.80%, 02/08/2061		20	13
2.85%, 08/05/2061		40	27
3.05%, 07/31/2029	GBP	425	476
3.25%, 02/23/2026		50	48
3.25%, 08/08/2029		1,020	957
3.35%, 02/09/2027		15	14
3.75%, 09/12/2047		1,000	863
3.95%, 08/08/2052		285	251
4.10%, 08/08/2062		425	371
Capgemini SE, (France), Reg. S, 0.63%, 06/23/2025	EUR	100	103
CGI, Inc., (Canada),
1.45%, 09/14/2026		60	53
2.30%, 09/14/2031		540	422
Dell Bank International DAC, (Ireland),
Reg. S, 0.50%, 10/27/2026	EUR	1,000	965
Reg. S, 4.50%, 10/18/2027	EUR	1,000	1,100

SEE NOTES TO FINANCIAL STATEMENTS.

108	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Computers — continued
Fortinet, Inc., 2.20%, 03/15/2031		190	154
Genpact Luxembourg Sarl, (Luxembourg), 3.38%, 12/01/2024		1,400	1,349
Hewlett Packard Enterprise Co.,
5.90%, 10/01/2024		15	15
6.10%, 04/01/2026		220	220
6.35%, 10/15/2045		81	85
International Business Machines Corp.,
1.25%, 02/09/2034	EUR	1,000	838
2.20%, 02/09/2027		200	182
2.72%, 02/09/2032		100	86
3.30%, 05/15/2026		1,060	1,010
3.43%, 02/09/2052		200	145
3.63%, 02/06/2031	EUR	1,700	1,833
4.00%, 07/27/2025		300	293
4.25%, 05/15/2049		390	331
4.50%, 02/06/2028		400	392
4.88%, 02/06/2038	GBP	1,000	1,130
4.90%, 07/27/2052		550	513
Kyndryl Holdings, Inc.,
2.05%, 10/15/2026		20	17
3.15%, 10/15/2031		190	143
NetApp, Inc., 1.88%, 06/22/2025		1,700	1,579
Teledyne FLIR LLC, 2.50%, 08/01/2030		510	421

			19,200

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp.,
2.67%, 12/01/2026		985	884
3.28%, 12/01/2028		342	296
3.57%, 12/01/2031		262	221
4.13%, 05/01/2025		1,915	1,844

			3,245

Semiconductors — 0.3%
Analog Devices, Inc.,
1.70%, 10/01/2028		200	172
2.95%, 10/01/2051		250	176
3.45%, 06/15/2027 (e)		270	256
Applied Materials, Inc., 3.30%, 04/01/2027		55	53
ASML Holding NV, (Netherlands),
Reg. S, 0.25%, 02/25/2030	EUR	1,000	889
Reg. S, 0.63%, 05/07/2029	EUR	1,200	1,120
Reg. S, 1.38%, 07/07/2026	EUR	2,000	2,042
Reg. S, 1.63%, 05/28/2027	EUR	2,750	2,794
Reg. S, 2.25%, 05/17/2032	EUR	5,000	5,014
Broadcom, Inc.,
3.14%, 11/15/2035 (e)		3,335	2,558
3.15%, 11/15/2025		217	206
3.19%, 11/15/2036 (e)		1,220	921
3.42%, 04/15/2033 (e)		293	244
3.46%, 09/15/2026		1,320	1,247
3.47%, 04/15/2034 (e)		100	82

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Semiconductors — continued
3.50%, 02/15/2041 (e)		635	474
3.75%, 02/15/2051 (e)		65	48
4.00%, 04/15/2029 (e)		475	439
4.11%, 09/15/2028		20	19
4.15%, 04/15/2032 (e)		310	281
4.93%, 05/15/2037 (e)		200	181
Infineon Technologies AG, (Germany),
Reg. S, 0.63%, 02/17/2025	EUR	2,000	2,065
Reg. S, 1.13%, 06/24/2026	EUR	1,400	1,414
Reg. S, 1.63%, 06/24/2029	EUR	1,000	962
Intel Corp.,
4.88%, 02/10/2028		300	299
5.63%, 02/10/2043		225	228
5.70%, 02/10/2053		785	798
5.90%, 02/10/2063		295	304
Microchip Technology, Inc., 4.25%, 09/01/2025		3,680	3,565
NVIDIA Corp., 3.70%, 04/01/2060		10	8
NXP BV / NXP Funding LLC / NXP USA, Inc., (Multinational),
3.40%, 05/01/2030		1,000	884
3.88%, 06/18/2026		590	567
NXP BV / NXP Funding LLC, (Multinational), 4.88%, 03/01/2024		95	94
Skyworks Solutions, Inc., 3.00%, 06/01/2031		103	83
Texas Instruments, Inc.,
1.75%, 05/04/2030		59	50
2.70%, 09/15/2051		260	180
4.15%, 05/15/2048		17	15

			30,732

Software — 0.5%
Activision Blizzard, Inc., 2.50%, 09/15/2050		70	45
Adobe, Inc., 2.30%, 02/01/2030		288	253
Electronic Arts, Inc., 2.95%, 02/15/2051		255	172
Fidelity National Information Services, Inc.,
3.10%, 03/01/2041		180	123
3.36%, 05/21/2031	GBP	100	104
Fiserv, Inc.,
3.00%, 07/01/2031	GBP	8,000	8,122
3.50%, 07/01/2029		170	155
4.40%, 07/01/2049		135	114
5.45%, 03/02/2028		360	362
5.60%, 03/02/2033		315	320
Intuit, Inc., 1.65%, 07/15/2030		18	15
Microsoft Corp.,
2.53%, 06/01/2050		1,160	800
2.68%, 06/01/2060		535	358
3.04%, 03/17/2062		30	22
Oracle Corp.,
1.65%, 03/25/2026		155	141

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	109

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Software — continued
2.30%, 03/25/2028		900	794
2.65%, 07/15/2026		250	231
2.95%, 04/01/2030		300	262
3.60%, 04/01/2050		1,365	974
3.65%, 03/25/2041		450	346
3.85%, 04/01/2060		105	74
3.90%, 05/15/2035		285	245
3.95%, 03/25/2051		270	204
4.00%, 07/15/2046		475	363
4.10%, 03/25/2061		490	361
4.30%, 07/08/2034		309	280
4.65%, 05/06/2030		115	111
4.90%, 02/06/2033		75	73
5.55%, 02/06/2053		670	648
6.90%, 11/09/2052		745	833
Sage Group plc (The), (United Kingdom),
Reg. S, 1.63%, 02/25/2031	GBP	2,000	1,862
Reg. S, 2.88%, 02/08/2034	GBP	3,500	3,339
Reg. S, 3.82%, 02/15/2028	EUR	8,600	9,258
SAP SE, (Germany),
Reg. S, 0.38%, 05/18/2029	EUR	5,000	4,616
Reg. S, 1.00%, 04/01/2025	EUR	50	53
Reg. S, 1.38%, 03/13/2030	EUR	7,500	7,208
ServiceNow, Inc., 1.40%, 09/01/2030		15	12
VMware, Inc., 4.50%, 05/15/2025		235	230

			43,483

Total Technology			96,660

Utilities — 3.6%
Electric — 2.9%
A2A SpA, (Italy),
Reg. S, 1.00%, 07/16/2029	EUR	100	90
Reg. S, 1.00%, 11/02/2033	EUR	100	78
Reg. S, 1.63%, 10/19/2027	EUR	200	199
Reg. S, 4.38%, 02/03/2034	EUR	100	108
ACEA SpA, (Italy),
Reg. S, 0.50%, 04/06/2029	EUR	100	90
Reg. S, 1.75%, 05/23/2028	EUR	130	128
Reg. S, 2.63%, 07/15/2024	EUR	100	107
Reg. S, 3.88%, 01/24/2031	EUR	200	213
AEP Texas, Inc.,
3.45%, 05/15/2051		10	7
4.70%, 05/15/2032		885	846
5.25%, 05/15/2052		10	9
Series I, 2.10%, 07/01/2030		2,600	2,122
AES Corp. (The), 2.45%, 01/15/2031		125	101
Alabama Power Co.,
3.00%, 03/15/2052		60	41
3.75%, 09/01/2027		310	296
Alliander NV, (Netherlands), Reg. S, 2.63%, 09/09/2027	EUR	400	421
Ameren Corp.,
2.50%, 09/15/2024		30	29

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
3.50%, 01/15/2031		10	9
Ameren Illinois Co.,
1.55%, 11/15/2030		30	24
3.25%, 03/15/2050		1,200	875
4.95%, 06/01/2033		10	10
5.90%, 12/01/2052		20	22
American Electric Power Co., Inc.,
2.03%, 03/15/2024		90	87
2.30%, 03/01/2030		25	21
3.25%, 03/01/2050		20	14
5.95%, 11/01/2032		120	125
Amprion GmbH, (Germany),
Reg. S, 0.63%, 09/23/2033	EUR	1,500	1,187
Reg. S, 3.97%, 09/22/2032	EUR	800	877
Appalachian Power Co.,
Series BB, 4.50%, 08/01/2032		150	140
Series Y, 4.50%, 03/01/2049		20	17
Series Z, 3.70%, 05/01/2050		45	34
Arizona Public Service Co.,
2.20%, 12/15/2031		100	78
2.60%, 08/15/2029		84	72
3.35%, 05/15/2050		60	41
4.25%, 03/01/2049		10	8
5.55%, 08/01/2033		1,375	1,376
Atlantic City Electric Co., 4.00%, 10/15/2028		50	48
Baltimore Gas and Electric Co.,
2.90%, 06/15/2050		50	33
4.55%, 06/01/2052		300	266
5.40%, 06/01/2053		50	51
Berkshire Hathaway Energy Co.,
1.65%, 05/15/2031		400	310
2.85%, 05/15/2051		420	271
4.25%, 10/15/2050		15	12
4.60%, 05/01/2053		55	47
5.15%, 11/15/2043		60	56
Black Hills Corp.,
2.50%, 06/15/2030		100	83
3.05%, 10/15/2029		20	17
3.88%, 10/15/2049		10	7
CenterPoint Energy Houston Electric LLC,
5.30%, 04/01/2053		50	51
Series AD, 2.90%, 07/01/2050		45	30
Series AF, 3.35%, 04/01/2051		10	7
Series AH, 3.60%, 03/01/2052		10	8
Series AJ, 4.85%, 10/01/2052		100	95
CenterPoint Energy, Inc.,
2.95%, 03/01/2030		45	39
4.25%, 11/01/2028		3	3
CEZ A/S, (Czech Republic), Reg. S, 2.38%, 04/06/2027	EUR	1,425	1,446

SEE NOTES TO FINANCIAL STATEMENTS.

110	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Coentreprise de Transport d’Electricite SA, (France),
Reg. S, 0.88%, 09/29/2024	EUR	100	105
Reg. S, 1.50%, 07/29/2028	EUR	100	97
Reg. S, 2.13%, 07/29/2032	EUR	100	93
Commonwealth Edison Co.,
3.00%, 03/01/2050		55	38
3.70%, 08/15/2028		10	9
4.00%, 03/01/2048		25	21
4.00%, 03/01/2049		10	8
4.35%, 11/15/2045		980	853
5.30%, 02/01/2053		10	10
Series 131, 2.75%, 09/01/2051		440	284
Series 132, 3.15%, 03/15/2032		200	176
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/2031		905	736
Consolidated Edison Co. of New York, Inc.,
3.20%, 12/01/2051		100	69
3.60%, 06/15/2061		210	152
3.85%, 06/15/2046		10	8
5.20%, 03/01/2033		100	101
6.15%, 11/15/2052		60	66
Series 09-C, 5.50%, 12/01/2039		10	10
Series 20A, 3.35%, 04/01/2030		70	63
Series 20B, 3.95%, 04/01/2050		55	45
Series A, 4.13%, 05/15/2049		20	16
Series C, 3.00%, 12/01/2060		20	13
Series E, 4.65%, 12/01/2048		10	9
Constellation Energy Generation LLC,
5.60%, 06/15/2042		70	68
5.80%, 03/01/2033		20	20
Consumers Energy Co.,
2.50%, 05/01/2060		10	6
3.10%, 08/15/2050		30	21
3.25%, 08/15/2046		1,100	809
3.75%, 02/15/2050		25	20
4.20%, 09/01/2052		200	171
Dominion Energy South Carolina, Inc., 4.60%, 06/15/2043		1,400	1,271
Dominion Energy, Inc.,
3.90%, 10/01/2025		220	212
4.25%, 06/01/2028		20	19
Series A, 4.35%, 08/15/2032		200	187
Series A, 4.60%, 03/15/2049		10	9
Series B, 4.85%, 08/15/2052		245	217
Series C, 3.38%, 04/01/2030		20	18
DTE Electric Co.,
2.95%, 03/01/2050		25	17
3.70%, 03/15/2045		1,100	874
3.95%, 03/01/2049		10	8
Series B, 3.25%, 04/01/2051		130	94
DTE Energy Co.,
2.85%, 10/01/2026		250	230
Series C, 3.40%, 06/15/2029		19	17

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Duke Energy Carolinas LLC,
3.55%, 03/15/2052		60	45
3.95%, 11/15/2028		40	38
5.30%, 02/15/2040		10	10
5.35%, 01/15/2053		65	66
5.40%, 01/15/2054		40	41
Duke Energy Corp.,
0.90%, 09/15/2025		40	36
2.45%, 06/01/2030		110	92
2.55%, 06/15/2031		10	8
2.65%, 09/01/2026		30	28
3.10%, 06/15/2028	EUR	2,150	2,210
3.50%, 06/15/2051		10	7
3.75%, 09/01/2046		10	8
3.85%, 06/15/2034	EUR	2,200	2,188
4.20%, 06/15/2049		20	16
4.30%, 03/15/2028		100	96
4.50%, 08/15/2032		450	424
5.00%, 08/15/2052		170	155
Duke Energy Florida LLC,
3.00%, 12/15/2051		20	14
4.20%, 07/15/2048		10	8
Duke Energy Indiana LLC,
2.75%, 04/01/2050		20	13
5.40%, 04/01/2053		20	20
Series YYY, 3.25%, 10/01/2049		40	28
Duke Energy Ohio, Inc.,
2.13%, 06/01/2030		30	25
3.65%, 02/01/2029		10	9
4.30%, 02/01/2049		80	67
Duke Energy Progress LLC,
3.40%, 04/01/2032		290	256
4.00%, 04/01/2052		150	122
E.ON International Finance BV, (Netherlands),
Reg. S, 5.88%, 10/30/2037	GBP	1,000	1,220
Reg. S, 6.13%, 07/06/2039	GBP	650	811
E.ON SE, (Germany),
Reg. S, 1.00%, 10/07/2025	EUR	100	103
Reg. S, 3.50%, 01/12/2028	EUR	11,000	11,896
EDP - Energias de Portugal SA, (Portugal), Reg. S, 1.63%, 04/15/2027	EUR	200	201
EDP Finance BV, (Netherlands), Reg. S, 2.00%, 04/22/2025	EUR	1,300	1,371
Electricite de France SA, (France),
Reg. S, 1.00%, 10/13/2026	EUR	600	598
Reg. S, 1.00%, 11/29/2033	EUR	100	79
Reg. S, 1.88%, 10/13/2036	EUR	200	159
Reg. S, 2.00%, 12/09/2049	EUR	700	456
Reg. S, 4.25%, 01/25/2032	EUR	400	431
Reg. S, 4.63%, 01/25/2043	EUR	100	104
Reg. S, 4.75%, 10/12/2034	EUR	1,600	1,764
Reg. S, 5.13%, 09/22/2050	GBP	800	811
Reg. S, 5.50%, 03/27/2037	GBP	500	555

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	111

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
Reg. S, 5.50%, 10/17/2041	GBP	1,000	1,089
5.88%, 07/18/2031	GBP	465	560
Reg. S, 6.00%, 01/23/2114	GBP	600	664
Reg. S, 6.13%, 06/02/2034	GBP	600	720
Reg. S, 6.25%, 05/30/2028	GBP	3,000	3,741
Elia Transmission Belgium SA, (Belgium), Reg. S, 3.63%, 01/18/2033		EUR 5,400	5,818
Emera US Finance LP, 2.64%, 06/15/2031		110	88
EnBW Energie Baden-Wuerttemberg AG, (Germany),
Reg. S, (EUR Swap Rate 5 Year + 1.65%), 1.38%, 08/31/2081 (aa)	EUR	100	87
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 1.73%), 1.63%, 08/05/2079 (aa)	EUR	100	93
Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.88%, 06/29/2080 (aa)	EUR	100	97
EnBW International Finance BV, (Netherlands),
Reg. S, 0.13%, 03/01/2028	EUR	182	172
Reg. S, 0.50%, 03/01/2033	EUR	97	76
Reg. S, 0.63%, 04/17/2025	EUR	200	206
Reg. S, 3.50%, 07/24/2028	EUR	120	128
Reg. S, 4.00%, 01/24/2035	EUR	100	107
Reg. S, 6.13%, 07/07/2039	EUR	40	52
Enel Finance International NV, (Netherlands),
Reg. S, 0.00%, 06/17/2024	EUR	4,375	4,590
Reg. S, 0.00%, 05/28/2026	EUR	1,000	973
Reg. S, 0.38%, 06/17/2027	EUR	1,000	952
Reg. S, 0.38%, 05/28/2029	EUR	8,000	7,109
Reg. S, 0.50%, 06/17/2030	EUR	1,000	860
Reg. S, 0.88%, 01/17/2031	EUR	8,500	7,375
Reg. S, 0.88%, 09/28/2034	EUR	3,000	2,294
Reg. S, 0.88%, 06/17/2036	EUR	6,700	4,830
Reg. S, 1.00%, 09/16/2024	EUR	1,000	1,052
Reg. S, 1.50%, 07/21/2025	EUR	2,000	2,076
2.25%, 07/12/2031 (e)		300	235
2.65%, 09/10/2024 (e)		3,500	3,367
3.50%, 04/06/2028 (e)		1,700	1,555
Reg. S, 4.50%, 02/20/2043	EUR	6,000	6,391
5.00%, 06/15/2032 (e)		940	888
7.50%, 10/14/2032 (e)		1,185	1,313
Enel SpA, (Italy), Series 635, Reg. S, (EUR Swap Rate 5 Year + 2.58%), 3.38%, 08/24/2026 (x) (aa)		EUR 5,000	4,998
e-netz Suedhessen AG, (Germany), 6.13%, 04/23/2041	EUR	20	26
Enexis Holding NV, (Netherlands),
Reg. S, 0.75%, 07/02/2031	EUR	134	118
Reg. S, 0.88%, 04/28/2026	EUR	100	101
Engie SA, (France),
Reg. S, 0.38%, 06/21/2027	EUR	1,000	958
Reg. S, 0.38%, 10/26/2029	EUR	1,000	888

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.00%, 10/26/2036	EUR	1,000	755
Reg. S, 1.38%, 03/27/2025	EUR	1,000	1,044
Reg. S, (EUR Swap Rate 5 Year + 1.88%), 1.50%, 05/30/2028 (x) (aa)	EUR	3,000	2,676
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.63%, 04/08/2025 (x) (aa)	EUR	1,000	1,008
Reg. S, 1.75%, 03/27/2028	EUR	3,000	3,002
Reg. S, 2.00%, 09/28/2037	EUR	1,000	844
Reg. S, 2.38%, 05/19/2026	EUR	3,000	3,158
Reg. S, (EUR Swap Rate 5 Year + 3.17%), 3.25%, 11/28/2024 (x) (aa)	EUR	1,800	1,900
Reg. S, 5.00%, 10/01/2060	GBP	4,000	4,446
Reg. S, 7.00%, 10/30/2028	GBP	2,000	2,625
Entergy Arkansas LLC, 4.20%, 04/01/2049		10	8
Entergy Corp.,
0.90%, 09/15/2025		230	207
3.75%, 06/15/2050		30	22
Entergy Louisiana LLC,
1.60%, 12/15/2030 (jj)		2,300	1,795
2.35%, 06/15/2032		30	24
2.90%, 03/15/2051		30	20
3.12%, 09/01/2027 (jj)		2,500	2,306
3.25%, 04/01/2028		10	9
4.20%, 09/01/2048		10	9
Entergy Texas, Inc.,
4.00%, 03/30/2029		15	14
5.00%, 09/15/2052		200	187
ESB Finance DAC, (Ireland),
Reg. S, 1.88%, 06/14/2031	EUR	224	211
Reg. S, 2.13%, 06/08/2027	EUR	100	102
Reg. S, 3.75%, 01/25/2043	EUR	100	104
Evergy Kansas Central, Inc., 3.45%, 04/15/2050		55	40
Evergy Metro, Inc.,
4.20%, 03/15/2048		10	8
Series 2019, 4.13%, 04/01/2049		20	16
Series 2020, 2.25%, 06/01/2030		150	125
Evergy, Inc., 2.45%, 09/15/2024		3,000	2,874
Eversource Energy,
3.38%, 03/01/2032		300	261
3.45%, 01/15/2050		30	22
4.20%, 06/27/2024		85	84
4.60%, 07/01/2027		100	98
Series R, 1.65%, 08/15/2030		1,410	1,117
EWE AG, (Germany), Reg. S, 0.38%, 10/22/2032	EUR	90	71
Exelon Corp.,
2.75%, 03/15/2027		200	183
4.05%, 04/15/2030		10	9
4.10%, 03/15/2052		20	16
4.45%, 04/15/2046		10	9
4.70%, 04/15/2050		10	9

SEE NOTES TO FINANCIAL STATEMENTS.

112	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
FirstEnergy Transmission LLC, 4.35%, 01/15/2025 (e)		1,100	1,072
Florida Power & Light Co.,
2.45%, 02/03/2032		200	168
2.88%, 12/04/2051		295	204
3.15%, 10/01/2049		20	15
3.95%, 03/01/2048		500	420
4.13%, 06/01/2048		20	17
5.30%, 04/01/2053		120	124
FLUVIUS System Operator CVBA, (Belgium),
Reg. S, 0.63%, 11/24/2031	EUR	100	85
Reg. S, 3.88%, 05/09/2033	EUR	100	108
Reg. S, 4.00%, 07/06/2032	EUR	200	221
Fortum OYJ, (Finland),
Reg. S, 2.13%, 02/27/2029	EUR	100	98
Reg. S, 4.50%, 05/26/2033	EUR	200	220
Georgia Power Co.,
4.70%, 05/15/2032		2,350	2,270
5.13%, 05/15/2052		162	157
Series A, 3.25%, 03/15/2051		20	14
Series B, 3.70%, 01/30/2050		60	46
Hera SpA, (Italy),
Reg. S, 0.25%, 12/03/2030	EUR	160	132
Reg. S, 1.00%, 04/25/2034	EUR	200	157
Iberdrola Finanzas SA, (Spain), Reg. S, 1.25%, 10/28/2026	EUR	2,000	2,028
Iberdrola International BV, (Netherlands),
Series NC5, Reg. S, (EUR Swap Rate 5 Year + 2.32%), 1.87%, 01/28/2026 (x) (aa)		EUR 3,000	2,941
Series NC8, Reg. S, (EUR Swap Rate 5 Year + 2.57%), 2.25%, 01/28/2029 (x) (aa)		EUR 2,000	1,789
Ignitis Grupe AB, (Lithuania), Reg. S, 2.00%, 05/21/2030	EUR	110	100
Interstate Power and Light Co., 3.50%, 09/30/2049		110	80
Iren SpA, (Italy), Reg. S, 1.00%, 07/01/2030	EUR	550	481
ITC Holdings Corp., 4.95%, 09/22/2027 (e)		1,170	1,151
Kentucky Utilities Co., 3.30%, 06/01/2050		25	18
MidAmerican Energy Co.,
2.70%, 08/01/2052		15	10
3.10%, 05/01/2027		10	9
6.75%, 12/30/2031		10	11
Mississippi Power Co., Series B, 3.10%, 07/30/2051		40	27
National Grid Electricity Distribution East Midlands plc, (United Kingdom),
Reg. S, 3.53%, 09/20/2028	EUR	3,000	3,186
Reg. S, 3.95%, 09/20/2032	EUR	2,000	2,152
Reg. S, 6.25%, 12/10/2040	GBP	1,000	1,299

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
National Grid Electricity Distribution South Wales plc, (United Kingdom), Series WALE, 5.75%, 03/23/2040		GBP 2,000	2,461
National Grid Electricity Distribution South West plc, (United Kingdom), Reg. S, 5.88%, 03/25/2027		GBP 20	25
National Grid Electricity Transmission plc, (United Kingdom),
Reg. S, 0.19%, 01/20/2025	EUR	1,000	1,026
Reg. S, 2.00%, 04/17/2040	GBP	425	315
National Grid plc, (United Kingdom),
Reg. S, 0.25%, 09/01/2028	EUR	1,000	904
Reg. S, 0.55%, 09/18/2029	EUR	3,075	2,711
Reg. S, 2.18%, 06/30/2026	EUR	3,925	4,063
National Rural Utilities Cooperative Finance Corp.,
1.00%, 06/15/2026		200	177
1.35%, 03/15/2031		230	175
3.45%, 06/15/2025		110	106
4.30%, 03/15/2049		20	17
Naturgy Finance BV, (Netherlands),
Reg. S, 0.75%, 11/28/2029	EUR	1,000	909
Reg. S, 0.88%, 05/15/2025	EUR	1,000	1,028
Reg. S, 1.25%, 01/15/2026	EUR	3,900	3,961
Reg. S, 1.25%, 04/19/2026	EUR	1,000	1,012
Reg. S, 1.38%, 01/19/2027	EUR	1,200	1,199
Reg. S, 1.50%, 01/29/2028	EUR	1,200	1,187
Reg. S, 1.88%, 10/05/2029	EUR	1,000	967
Nevada Power Co.,
Series DD, 2.40%, 05/01/2030		100	84
Series EE, 3.13%, 08/01/2050		30	20
NextEra Energy Capital Holdings, Inc.,
2.25%, 06/01/2030		1,280	1,064
2.75%, 11/01/2029		35	30
3.00%, 01/15/2052		100	66
4.26%, 09/01/2024		230	226
4.63%, 07/15/2027		200	196
5.25%, 02/28/2053		850	814
6.05%, 03/01/2025		610	612
NIE Finance plc, (United Kingdom), Reg. S, 5.88%, 12/01/2032	GBP	100	125
Northern Powergrid Yorkshire plc, (United Kingdom), Reg. S, 5.13%, 05/04/2035	GBP	150	178
Northern States Power Co.,
2.25%, 04/01/2031		1,450	1,210
2.60%, 06/01/2051		35	22
3.20%, 04/01/2052		30	21
4.50%, 06/01/2052		10	9
5.10%, 05/15/2053		40	39
NRG Energy, Inc.,
2.00%, 12/02/2025 (e)		2,150	1,928
2.45%, 12/02/2027 (e)		2,275	1,917

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	113

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
NSTAR Electric Co.,
3.10%, 06/01/2051		30	21
4.55%, 06/01/2052		470	422
4.95%, 09/15/2052		60	58
Oglethorpe Power Corp., 5.05%, 10/01/2048		90	79
Ohio Power Co., Series R, 2.90%, 10/01/2051		15	10
Oklahoma Gas and Electric Co.,
4.15%, 04/01/2047		920	752
5.60%, 04/01/2053		10	10
Oncor Electric Delivery Co. LLC,
3.10%, 09/15/2049		50	35
3.70%, 05/15/2050		5	4
4.30%, 05/15/2028 (e)		140	136
4.60%, 06/01/2052		15	14
4.95%, 09/15/2052		150	144
Origin Energy Finance Ltd., (Australia), Reg. S, 1.00%, 09/17/2029		EUR 5,500	5,533
Orsted A/S, (Denmark),
Reg. S, 2.13%, 05/17/2027	GBP	5,000	5,489
Reg. S, 2.25%, 06/14/2028	EUR	1,000	1,018
Reg. S, 5.75%, 04/09/2040	GBP	425	528
Pacific Gas and Electric Co.,
3.15%, 01/01/2026		335	311
3.25%, 06/01/2031		40	32
3.50%, 08/01/2050		40	25
3.75%, 07/01/2028		10	9
3.95%, 12/01/2047		900	612
4.50%, 07/01/2040		300	233
4.55%, 07/01/2030		30	27
4.95%, 07/01/2050		295	232
5.25%, 03/01/2052		100	81
6.75%, 01/15/2053		130	128
PacifiCorp.,
2.90%, 06/15/2052		740	460
3.30%, 03/15/2051		1,400	957
4.15%, 02/15/2050		15	12
5.35%, 12/01/2053		5	4
5.50%, 05/15/2054		40	37
PECO Energy Co.,
2.80%, 06/15/2050		50	33
3.05%, 03/15/2051		435	300
4.60%, 05/15/2052		385	352
4.90%, 06/15/2033 (jj)		1,680	1,676
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, (Indonesia), Reg. S, 1.88%, 11/05/2031		EUR 1,000	826
PPL Capital Funding, Inc., 4.13%, 04/15/2030		330	306
PPL Electric Utilities Corp., 5.25%, 05/15/2053		80	81

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Public Service Co. of Colorado,
5.25%, 04/01/2053		50	48
Series 36, 2.70%, 01/15/2051		10	6
Series 38, 4.10%, 06/01/2032		200	186
Series 39, 4.50%, 06/01/2052		160	139
Public Service Electric and Gas Co.,
1.90%, 08/15/2031		35	28
2.05%, 08/01/2050		60	35
2.45%, 01/15/2030		20	17
3.10%, 03/15/2032		300	262
3.65%, 09/01/2028		120	113
3.85%, 05/01/2049		10	8
Public Service Enterprise Group, Inc., 0.80%, 08/15/2025		3,000	2,712
Puget Energy, Inc.,
2.38%, 06/15/2028		1,040	894
4.10%, 06/15/2030		10	9
4.22%, 03/15/2032		200	180
Puget Sound Energy, Inc.,
2.89%, 09/15/2051		10	7
3.25%, 09/15/2049		20	14
Red Electrica Financiaciones SAU, (Spain), Reg. S, 1.13%, 04/24/2025	EUR	200	209
Ren Finance BV, (Netherlands),
Reg. S, 0.50%, 04/16/2029	EUR	1,000	911
Reg. S, 1.75%, 01/18/2028	EUR	1,000	991
RTE Reseau de Transport d’Electricite SADIR, (France),
Reg. S, 0.75%, 01/12/2034	EUR	100	82
Reg. S, 1.13%, 07/08/2040	EUR	200	148
Reg. S, 1.13%, 09/09/2049	EUR	100	66
Reg. S, 1.50%, 09/27/2030	EUR	100	93
Reg. S, 1.63%, 11/27/2025	EUR	300	310
Reg. S, 2.00%, 04/18/2036	EUR	100	89
RWE AG, (Germany),
Reg. S, 2.13%, 05/24/2026	EUR	2,000	2,066
Reg. S, 2.75%, 05/24/2030	EUR	2,000	2,005
Reg. S, 4.13%, 02/13/2035	EUR	2,225	2,362
San Diego Gas & Electric Co.,
4.15%, 05/15/2048		820	683
Series WWW, 2.95%, 08/15/2051		25	17
Series XXX, 3.00%, 03/15/2032		500	428
Scottish Hydro Electric Transmission plc, (United Kingdom), Reg. S, 2.13%, 03/24/2036		GBP 1,500	1,271
Sempra Energy,
3.40%, 02/01/2028		10	9
3.70%, 04/01/2029		100	91
4.00%, 02/01/2048		10	8
Sierra Pacific Power Co., 2.60%, 05/01/2026		100	93
Southern California Edison Co.,
2.75%, 02/01/2032		100	84

SEE NOTES TO FINANCIAL STATEMENTS.

114	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Electric — continued
2.85%, 08/01/2029		10	9
3.45%, 02/01/2052		310	221
3.65%, 02/01/2050		80	59
4.00%, 04/01/2047		20	16
4.05%, 03/15/2042		900	727
5.88%, 12/01/2053		50	51
6.05%, 03/15/2039		10	10
Series 20A, 2.95%, 02/01/2051		6	4
Series B, 3.65%, 03/01/2028		25	23
Series E, 3.70%, 08/01/2025		10	10
Series H, 3.65%, 06/01/2051		10	7
Southern Co. (The),
5.20%, 06/15/2033		120	119
5.70%, 10/15/2032		100	103
Series 21-A, 0.60%, 02/26/2024		60	58
Series 21-A, (CMT Index 5 Year + 2.92%), 3.75%, 09/15/2051 (aa)		90	77
Series A, 3.70%, 04/30/2030		95	87
Southwestern Electric Power Co.,
3.25%, 11/01/2051		325	218
5.30%, 04/01/2033		140	138
Series N, 1.65%, 03/15/2026		50	45
Southwestern Public Service Co.,
3.70%, 08/15/2047		1,000	765
Series 8, 3.15%, 05/01/2050		60	42
SP Transmission plc, (United Kingdom), Reg. S, 2.00%, 11/13/2031	GBP	100	97
SSE plc, (United Kingdom),
Reg. S, 0.88%, 09/06/2025	EUR	2,000	2,043
Reg. S, 1.25%, 04/16/2025	EUR	1,000	1,037
Reg. S, 1.38%, 09/04/2027	EUR	1,000	999
Reg. S, 1.75%, 04/16/2030	EUR	1,000	956
Reg. S, (EUR Swap Rate 5 Year + 3.42%), 3.13%, 04/14/2027 (x) (aa)	EUR	3,000	2,964
Reg. S, 6.25%, 08/27/2038	GBP	3,000	3,828
State Grid Overseas Investment BVI Ltd., (British Virgin Islands), Reg. S, 1.30%, 08/05/2032	EUR	500	416
Statkraft A/S, (Norway), Reg. S, 1.50%, 03/26/2030	EUR	5,000	4,770
Stedin Holding NV, (Netherlands),
Reg. S, 0.88%, 10/24/2025	EUR	100	102
Reg. S, 1.38%, 09/19/2028	EUR	200	195
Reg. S, 2.38%, 06/03/2030	EUR	200	200
System Energy Resources, Inc., 6.00%, 04/15/2028		385	380
Tampa Electric Co., 4.30%, 06/15/2048		120	100
Tauron Polska Energia SA, (Poland), Reg. S, 2.38%, 07/05/2027		EUR 1,000	932
TenneT Holding BV, (Netherlands),
Reg. S, 0.88%, 06/03/2030	EUR	120	112
Reg. S, 1.00%, 06/13/2026	EUR	200	203
Reg. S, 1.13%, 06/09/2041	EUR	100	78

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Reg. S, 1.38%, 06/26/2029	EUR	100	97
Reg. S, 1.63%, 11/17/2026	EUR	450	465
Reg. S, 2.00%, 06/05/2034	EUR	100	94
Reg. S, 2.75%, 05/17/2042	EUR	100	96
Reg. S, 4.50%, 10/28/2034	EUR	500	580
Reg. S, 4.75%, 10/28/2042	EUR	100	121
Terna - Rete Elettrica Nazionale, (Italy),
Reg. S, 0.13%, 07/25/2025	EUR	3,900	3,926
Reg. S, 0.38%, 09/25/2030	EUR	825	703
Reg. S, 0.75%, 07/24/2032	EUR	200	167
Reg. S, 1.00%, 04/10/2026	EUR	4,000	4,054
Reg. S, 1.00%, 10/11/2028	EUR	1,000	943
Reg. S, 1.38%, 07/26/2027	EUR	2,125	2,115
Tucson Electric Power Co.,
1.50%, 08/01/2030		30	23
3.25%, 05/01/2051		10	7
4.00%, 06/15/2050		10	8
5.50%, 04/15/2053		30	30
Union Electric Co.,
2.15%, 03/15/2032		50	40
2.63%, 03/15/2051		10	7
3.25%, 10/01/2049		40	28
3.90%, 04/01/2052		300	244
Vattenfall AB, (Sweden), Reg. S, 3.75%, 10/18/2026	EUR	6,000	6,516
Verbund AG, (Austria), Reg. S, 0.90%, 04/01/2041	EUR	100	75
Virginia Electric and Power Co.,
2.95%, 11/15/2051		25	17
3.30%, 12/01/2049		50	36
Series B, 3.80%, 09/15/2047		60	47
Series C, 4.63%, 05/15/2052		90	79
Vistra Operations Co. LLC, 3.55%, 07/15/2024 (e)		1,400	1,352
WEC Energy Group, Inc.,
3.55%, 06/15/2025		47	45
5.00%, 09/27/2025		300	297
Wisconsin Electric Power Co., 1.70%, 06/15/2028		10	9
Wisconsin Power and Light Co., 3.00%, 07/01/2029		50	45
Wisconsin Public Service Corp.,
2.85%, 12/01/2051		20	13
3.30%, 09/01/2049		55	40
Xcel Energy, Inc.,
1.75%, 03/15/2027		100	88
3.40%, 06/01/2030		20	18
3.50%, 12/01/2049		20	14
4.60%, 06/01/2032		165	156

			278,777

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	115

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Gas — 0.5%
APA Infrastructure Ltd., (Australia),
Reg. S, 0.75%, 03/15/2029	EUR	4,800	4,260
Reg. S, 1.25%, 03/15/2033	EUR	3,900	3,145
Reg. S, 2.00%, 03/22/2027	EUR	2,000	2,004
Reg. S, 2.00%, 07/15/2030	EUR	1,000	928
Reg. S, 3.50%, 03/22/2030	GBP	2,430	2,560
Atmos Energy Corp.,
1.50%, 01/15/2031		1,630	1,280
2.63%, 09/15/2029		15	13
2.85%, 02/15/2052		5	3
3.38%, 09/15/2049		210	155
4.15%, 01/15/2043		10	9
5.75%, 10/15/2052		100	106
Cadent Finance plc, (United Kingdom), Reg. S, 2.63%, 09/22/2038		GBP 1,725	1,407
CenterPoint Energy Resources Corp., 4.40%, 07/01/2032		30	29
Centrica plc, (United Kingdom), Reg. S, 4.25%, 09/12/2044	GBP	3,000	2,929
Italgas SpA, (Italy),
Reg. S, 1.00%, 12/11/2031	EUR	1,125	953
Reg. S, 1.13%, 03/14/2024	EUR	850	908
National Gas Transmission plc, (United Kingdom), Reg. S, 1.38%, 02/07/2031		GBP 1,600	1,440
National Grid North America, Inc.,
Reg. S, 0.41%, 01/20/2026	EUR	2,500	2,485
Reg. S, 1.00%, 07/12/2024	EUR	1,000	1,055
Naturgy Capital Markets SA, (Spain), Reg. S, 1.13%, 04/11/2024		EUR 1,000	1,067
Nederlandse Gasunie NV, (Netherlands),
Reg. S, 0.75%, 10/13/2036	EUR	100	75
Reg. S, 3.38%, 07/11/2034	EUR	100	106
NiSource, Inc.,
0.95%, 08/15/2025		3,000	2,735
3.49%, 05/15/2027		130	122
3.60%, 05/01/2030		25	23
4.38%, 05/15/2047		15	13
4.80%, 02/15/2044		10	9
5.00%, 06/15/2052		110	101
ONE Gas, Inc., 4.25%, 09/01/2032		120	113
Piedmont Natural Gas Co., Inc.,
2.50%, 03/15/2031		1,550	1,265
3.35%, 06/01/2050		15	11
5.05%, 05/15/2052		610	548
Redexis Gas Finance BV, (Netherlands), Reg. S, 1.88%, 05/28/2025		EUR 1,300	1,350
Snam SpA, (Italy),
Reg. S, 0.00%, 08/15/2025	EUR	2,000	2,003
Reg. S, 0.00%, 12/07/2028	EUR	500	441
Reg. S, 0.63%, 06/30/2031	EUR	500	417
Reg. S, 0.75%, 06/20/2029	EUR	3,175	2,865
Reg. S, 0.75%, 06/17/2030	EUR	1,500	1,313
Reg. S, 0.88%, 10/25/2026	EUR	1,650	1,632

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Gas — continued
Southern California Gas Co.,
Series VV, 4.30%, 01/15/2049		20	16
Series WW, 3.95%, 02/15/2050		200	156
Southern Co. Gas Capital Corp.,
3.95%, 10/01/2046		20	16
5.15%, 09/15/2032		100	99
Series 20-A, 1.75%, 01/15/2031		3,700	2,906
Series 21A, 3.15%, 09/30/2051		15	10
Southern Gas Networks plc, (United Kingdom),
Reg. S, 2.50%, 02/03/2025	GBP	825	985
6.38%, 05/15/2040	GBP	825	1,045
Southwest Gas Corp.,
4.05%, 03/15/2032		205	184
4.15%, 06/01/2049		10	8
SPP-Distribucia A/S, (Slovakia), Reg. S, 1.00%, 06/09/2031	EUR	100	75
Vier Gas Transport GmbH, (Germany), Reg. S, 0.50%, 09/10/2034		EUR 1,200	888
Wales & West Utilities Finance plc, (United Kingdom), Reg. S, 1.88%, 05/28/2041	GBP	825	601
Washington Gas Light Co., 3.65%, 09/15/2049		10	7

			48,874

Water — 0.2%
Affinity Water Finance 2004 plc, (United Kingdom), 5.88%, 07/13/2026	GBP	30	38
American Water Capital Corp.,
4.15%, 06/01/2049		60	50
4.45%, 06/01/2032		330	320
Essential Utilities, Inc.,
2.40%, 05/01/2031		100	81
2.70%, 04/15/2030		40	34
5.30%, 05/01/2052		10	9
Northumbrian Water Finance plc, (United Kingdom),
Reg. S, 1.63%, 10/11/2026	GBP	825	894
Reg. S, 5.13%, 01/23/2042	GBP	1,000	1,130
Reg. S, 5.63%, 04/29/2033	GBP	425	516
Thames Water Utilities Finance plc, (United Kingdom),
Reg. S, 2.38%, 04/22/2040	GBP	300	217
Reg. S, 5.50%, 02/11/2041	GBP	1,050	1,137
6.75%, 11/16/2028	GBP	380	460
United Utilities Water Finance plc, (United Kingdom), Reg. S, 2.00%, 07/03/2033	GBP	900	812
Veolia Environnement SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.15%), 1.63%, 06/01/2026 (x) (aa)		EUR 8,000	7,605

SEE NOTES TO FINANCIAL STATEMENTS.

116	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Corporate Bonds — continued
Water — continued
Wessex Water Services Finance plc, (United Kingdom),
Reg. S, 1.50%, 09/17/2029	GBP	2,700	2,559
Reg. S, 5.38%, 03/10/2028	GBP	2,425	2,918

			18,780

Total Utilities			346,431

Total Corporate Bonds (Cost $4,202,098)			4,083,308

Foreign Government Securities — 31.7%
Action Logement Services, (France),
Reg. S, 0.38%, 10/05/2031	EUR	400	347
Reg. S, 3.13%, 09/28/2037	EUR	200	206
Reg. S, 3.63%, 05/25/2043	EUR	100	107
Adif Alta Velocidad, (Spain),
Reg. S, 0.55%, 04/30/2030	EUR	100	88
Reg. S, 0.95%, 04/30/2027	EUR	200	198
Reg. S, 1.88%, 01/28/2025	EUR	100	106
Reg. S, 3.50%, 07/30/2029	EUR	200	215
Agence Francaise de Developpement EPIC, (France),
Reg. S, 0.13%, 09/29/2031	EUR	300	253
Reg. S, 0.25%, 07/21/2026	EUR	500	495
Reg. S, 0.25%, 06/29/2029	EUR	400	365
Reg. S, 0.38%, 05/25/2036	EUR	100	74
Reg. S, 0.50%, 05/25/2030	EUR	200	181
Reg. S, 0.50%, 05/31/2035	EUR	500	393
Reg. S, 1.50%, 10/31/2034	EUR	900	818
Reg. S, 1.63%, 05/25/2032	EUR	200	191
Reg. S, 3.38%, 05/25/2033	EUR	500	548
Reg. S, 3.50%, 02/25/2033	EUR	100	111
Agence France Locale, (France),
Reg. S, 0.00%, 09/20/2027	EUR	500	473
Reg. S, 0.00%, 03/20/2031	EUR	100	85
Reg. S, 0.13%, 06/20/2026	EUR	400	395
Reg. S, 0.20%, 03/20/2029	EUR	400	366
Reg. S, 1.13%, 06/20/2028	EUR	1,000	980
Agricultural Development Bank of China, (China),
2.91%, 02/21/2029	CNY	18,000	2,496
Reg. S, 3.40%, 11/06/2024	CNH	56,000	7,786
Reg. S, 3.80%, 10/27/2030	CNH	14,350	2,078
Series 1605, 3.33%, 01/06/2026	CNY	12,000	1,686
Series 1618, 3.58%, 04/22/2026	CNY	29,000	4,111
Series 1705, 3.85%, 01/06/2027	CNY	26,500	3,802
Series 1806, 4.65%, 05/11/2028	CNY	8,100	1,215
Series 1901, 3.75%, 01/25/2029	CNY	44,300	6,410
Series 1906, 3.74%, 07/12/2029	CNY	65,500	9,510
Series 1908, 3.63%, 07/19/2026	CNY	172,000	24,484
Series 1909, 3.24%, 08/14/2024	CNY	28,000	3,897
Series 2004, 2.96%, 04/17/2030	CNY	99,400	13,821
Series 2005, 2.25%, 04/22/2025	CNY	128,800	17,695
Series 2008, 3.45%, 09/23/2025	CNY	17,000	2,393
Series 2105, 3.52%, 05/24/2031	CNY	17,000	2,447

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 2108, 2.99%, 08/11/2026	CNY	66,000	9,223
Series 2110, 3.30%, 11/05/2031	CNY	44,000	6,243
Series 2202, 2.74%, 02/23/2027	CNY	29,900	4,141
Series 2203, 2.61%, 03/09/2025	CNY	5,000	691
Series 2205, 3.06%, 06/06/2032	CNY	54,700	7,610
Series 2207, 2.50%, 08/24/2027	CNY	50,000	6,849
Series 2210, 2.97%, 10/14/2032	CNY	56,500	7,804
Series 2302, 2.58%, 03/23/2025	CNY	8,000	1,105
Series 2302, 3.10%, 02/27/2033	CNY	24,000	3,352
Andorra International Bond, (Andorra),
Reg. S, 1.25%, 02/23/2027	EUR	800	785
Reg. S, 1.25%, 05/06/2031	EUR	1,000	880
Auckland Council, (New Zealand),
Reg. S, 0.13%, 09/26/2029	EUR	200	179
Reg. S, 0.25%, 11/17/2031	EUR	200	169
Reg. S, 1.00%, 01/19/2027	EUR	300	299
Reg. S, 1.50%, 11/28/2025	CHF	300	332
Australia Government Bond, (Australia),
Series 138, Reg. S, 3.25%, 04/21/2029	AUD	200	128
Series 139, Reg. S, 3.25%, 04/21/2025	AUD	1,475	966
Series 149, Reg. S, 2.25%, 05/21/2028	AUD	1,340	825
Series 150, Reg. S, 3.00%, 03/21/2047	AUD	46	25
Series 152, Reg. S, 2.75%, 11/21/2028	AUD	388	243
Series 154, Reg. S, 2.75%, 11/21/2029	AUD	105	65
Series 155, Reg. S, 2.50%, 05/21/2030	AUD	3,435	2,084
Series 156, Reg. S, 2.75%, 05/21/2041	AUD	450	242
Series 158, 1.25%, 05/21/2032	AUD	290	153
Series 159, Reg. S, 0.25%, 11/21/2024	AUD	192	121
Series 160, Reg. S, 1.00%, 12/21/2030	AUD	240	129
Series 161, Reg. S, 0.25%, 11/21/2025	AUD	680	414
Series 162, Reg. S, 1.75%, 06/21/2051	AUD	360	139
Series 165, Reg. S, 1.75%, 11/21/2032	AUD	220	121
Series 166, Reg. S, 3.00%, 11/21/2033	AUD	190	116
Series 167, Reg. S, 3.75%, 05/21/2034	AUD	40	26
Series 168, Reg. S, 3.50%, 12/21/2034	AUD	60	38
Autobahnen- und Schnell- strassen-Finanzierungs AG, (Austria),
Reg. S, 0.10%, 07/09/2029	EUR	500	457
Reg. S, 2.75%, 06/11/2032	EUR	100	106
Reg. S, 2.75%, 06/20/2033	EUR	130	138
Autonomous Community of Andalusia Spain, (Spain),
Reg. S, 0.50%, 04/30/2031	EUR	363	313
Reg. S, 1.38%, 04/30/2029	EUR	30	29
Autonomous Community of Catalonia, (Spain), 4.22%, 04/26/2035	EUR	100	108
Autonomous Community of Madrid Spain, (Spain),
Reg. S, 0.42%, 04/30/2030	EUR	161	143
Reg. S, 1.57%, 04/30/2029	EUR	200	197
Reg. S, 1.72%, 04/30/2032	EUR	110	103
Reg. S, 1.77%, 04/30/2028	EUR	200	201
Reg. S, 1.83%, 04/30/2025	EUR	270	285
Reg. S, 2.82%, 10/31/2029	EUR	100	105
Reg. S, 3.60%, 04/30/2033	EUR	200	218
4.30%, 09/15/2026	EUR	500	556

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	117

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Basque Government, (Spain),
Reg. S, 0.25%, 04/30/2031	EUR	100	85
Reg. S, 0.45%, 04/30/2032	EUR	200	168
Reg. S, 0.85%, 04/30/2030	EUR	50	46
Reg. S, 1.75%, 03/16/2026	EUR	170	177
Reg. S, 3.50%, 04/30/2033	EUR	100	109
Bermuda Government International Bond, (Bermuda), 2.38%, 08/20/2030 (e)		670	559
BNG Bank NV, (Netherlands),
Reg. S, 0.00%, 01/20/2031	EUR	200	173
Reg. S, 0.10%, 01/15/2030	EUR	320	286
Reg. S, 0.13%, 04/11/2026	EUR	530	527
Reg. S, 0.13%, 04/19/2033	EUR	700	574
Reg. S, 0.13%, 07/09/2035	EUR	230	176
Reg. S, 0.20%, 11/09/2024	EUR	550	572
Reg. S, 0.38%, 12/15/2025	GBP	1,900	2,106
Reg. S, 0.81%, 06/28/2049	EUR	200	123
Reg. S, 0.88%, 10/17/2035	EUR	100	84
Reg. S, 0.88%, 10/24/2036	EUR	160	132
Reg. S, 1.13%, 09/04/2024	EUR	702	744
Reg. S, 1.25%, 03/30/2037	EUR	100	85
Reg. S, 1.50%, 03/29/2038	EUR	190	165
Reg. S, 1.50%, 07/15/2039	EUR	170	145
Reg. S, 1.88%, 07/13/2032	EUR	320	316
Reg. S, 2.75%, 10/04/2027	EUR	410	439
Reg. S, 3.00%, 02/23/2028	EUR	600	648
Reg. S, 3.00%, 01/11/2033	EUR	500	540
Bonos de la Tesoreria de la Republica en pesos, (Chile), Reg. S, 4.70%, 09/01/2030 (e)	CLP	300,000	368
Bpifrance, (France),
Reg. S, 0.13%, 03/25/2025	EUR	400	411
Reg. S, 0.25%, 03/29/2030	EUR	200	179
Reg. S, 0.25%, 06/04/2031	EUR	200	174
Reg. S, 0.63%, 05/25/2026	EUR	500	504
Reg. S, 0.88%, 09/26/2028	EUR	200	193
Reg. S, 2.13%, 11/29/2027	EUR	200	208
Reg. S, 2.88%, 11/25/2029	EUR	500	534
Reg. S, 3.38%, 11/25/2032	EUR	200	221
Bulgaria Government International Bond, (Bulgaria),
Reg. S, 1.38%, 09/23/2050	EUR	1,300	773
Reg. S, 2.95%, 09/03/2024	EUR	800	864
Reg. S, 4.13%, 09/23/2029	EUR	1,000	1,079
Reg. S, 4.50%, 01/27/2033	EUR	6,000	6,474
Reg. S, 4.63%, 09/23/2034	EUR	1,000	1,083
Series 12YR, Reg. S, 3.00%, 03/21/2028	EUR	800	845
Bundesobligation, (Germany),
Series 180, Reg. S, 0.00%, 10/18/2024	EUR	2,006	2,097
Series 181, Reg. S, 0.00%, 04/11/2025	EUR	3,890	4,014
Series 182, Reg. S, 0.00%, 10/10/2025	EUR	2,300	2,342
Series 183, Reg. S, 0.00%, 04/10/2026	EUR	7,056	7,108

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 184, Reg. S, 0.00%, 10/09/2026	EUR	500	498
Series 185, Reg. S, 0.00%, 04/16/2027	EUR	2,083	2,054
Series 186, Reg. S, 1.30%, 10/15/2027	EUR	250	258
Series 187, Reg. S, 2.20%, 04/13/2028	EUR	3,120	3,345
Bundesrepublik Deutschland Bundesanleihe, (Germany),
Reg. S, 0.00%, 08/15/2026	EUR	1,370	1,371
Reg. S, 0.00%, 11/15/2027	EUR	7,381	7,196
Reg. S, 0.00%, 11/15/2028	EUR	735	702
Reg. S, 0.00%, 08/15/2029	EUR	2,432	2,289
Reg. S, 0.00%, 02/15/2030	EUR	8,543	7,956
Reg. S, 0.00%, 08/15/2030	EUR	2,640	2,434
Reg. S, 0.00%, 02/15/2031	EUR	1,589	1,449
Reg. S, 0.00%, 08/15/2031	EUR	2,260	2,040
Reg. S, 0.00%, 02/15/2032	EUR	4,819	4,302
Reg. S, 0.00%, 05/15/2035	EUR	2,559	2,098
Reg. S, 0.00%, 05/15/2036	EUR	2,870	2,290
Reg. S, 0.00%, 08/15/2050	EUR	3,101	1,815
Reg. S, 0.00%, 08/15/2052	EUR	2,515	1,404
Reg. S, 0.25%, 02/15/2027	EUR	3,310	3,308
Reg. S, 0.25%, 08/15/2028	EUR	2,892	2,815
Reg. S, 0.25%, 02/15/2029	EUR	1,270	1,225
Reg. S, 0.50%, 02/15/2025	EUR	7,959	8,314
Reg. S, 0.50%, 02/15/2026	EUR	2,447	2,507
Reg. S, 0.50%, 08/15/2027	EUR	2,810	2,814
Reg. S, 0.50%, 02/15/2028	EUR	5,790	5,755
Reg. S, 1.00%, 08/15/2024	EUR	1,509	1,604
Reg. S, 1.00%, 08/15/2025	EUR	4,411	4,607
Reg. S, 1.00%, 05/15/2038	EUR	3,610	3,212
Reg. S, 1.25%, 08/15/2048	EUR	4,578	3,963
Reg. S, 1.70%, 08/15/2032	EUR	2,310	2,384
Reg. S, 1.80%, 08/15/2053	EUR	2,310	2,202
Reg. S, 2.10%, 11/15/2029	EUR	180	192
Reg. S, 2.30%, 02/15/2033	EUR	7,360	7,964
Reg. S, 2.50%, 07/04/2044	EUR	1,881	2,069
Reg. S, 2.50%, 08/15/2046	EUR	3,996	4,439
Reg. S, 3.25%, 07/04/2042	EUR	3,176	3,857
Reg. S, 4.00%, 01/04/2037	EUR	1,493	1,911
Reg. S, 4.25%, 07/04/2039	EUR	2,184	2,925
Reg. S, 4.75%, 07/04/2034	EUR	1,771	2,362
Reg. S, 4.75%, 07/04/2040	EUR	2,014	2,874
Reg. S, 5.50%, 01/04/2031	EUR	900	1,186
Reg. S, 5.63%, 01/04/2028	EUR	780	959
Reg. S, 6.25%, 01/04/2030	EUR	1,025	1,371
Reg. S, 6.50%, 07/04/2027	EUR	1,410	1,757
Series G, Reg. S, 0.00%, 08/15/2030	EUR	1,320	1,218
Series G, Reg. S, 0.00%, 08/15/2031	EUR	560	506
Series G, Reg. S, 0.00%, 08/15/2050	EUR	852	501
Series G, Reg. S, 1.80%, 08/15/2053	EUR	800	763
Series G, Reg. S, 2.30%, 02/15/2033	EUR	1,380	1,494
Bundesschatzanweisungen, (Germany),
Reg. S, 0.20%, 06/14/2024	EUR	930	984
Reg. S, 0.40%, 09/13/2024	EUR	3,830	4,035
Reg. S, 2.20%, 12/12/2024	EUR	2,340	2,513

SEE NOTES TO FINANCIAL STATEMENTS.

118	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Caisse d’Amortissement de la Dette Sociale, (France),
Reg. S, 0.00%, 02/25/2028	EUR	200	188
Reg. S, 0.00%, 11/25/2030	EUR	900	782
Reg. S, 0.00%, 05/25/2031	EUR	400	343
Reg. S, 0.13%, 09/15/2031	EUR	300	258
Reg. S, 0.45%, 01/19/2032	EUR	400	351
Reg. S, 0.60%, 11/25/2029	EUR	600	559
Reg. S, 1.50%, 05/25/2032	EUR	400	383
Reg. S, 1.75%, 11/25/2027	EUR	700	718
Reg. S, 2.75%, 11/25/2032	EUR	400	424
Reg. S, 2.88%, 05/25/2027	EUR	700	752
Reg. S, 3.00%, 05/25/2028	EUR	800	865
Reg. S, 3.13%, 03/01/2030	EUR	1,000	1,091
Reg. S, 4.00%, 12/15/2025	EUR	1,383	1,526
Caisse des Depots et Consignations, (France),
Reg. S, 3.00%, 05/25/2028	EUR	500	542
Reg. S, 3.13%, 05/25/2033	EUR	200	218
Caisse Francaise de Financement Local, (France),
Reg. S, 0.01%, 05/07/2025	EUR	100	102
Reg. S, 0.13%, 06/30/2031	EUR	100	85
Reg. S, 0.38%, 06/23/2025	EUR	100	102
Reg. S, 0.50%, 01/16/2025	EUR	100	104
Reg. S, 0.50%, 01/19/2026	EUR	100	100
Reg. S, 0.50%, 10/01/2046	EUR	100	61
Reg. S, 1.00%, 04/25/2028	EUR	100	97
Reg. S, 1.25%, 05/11/2032	EUR	100	92
Reg. S, 1.50%, 06/28/2038	EUR	100	85
Reg. S, 3.00%, 10/02/2028	EUR	5,000	5,339
Canadian Government Bond, (Canada),
1.00%, 06/01/2027	CAD	200	136
1.25%, 03/01/2025	CAD	1,115	797
1.50%, 06/01/2031	CAD	600	395
1.75%, 12/01/2053	CAD	400	223
2.00%, 09/01/2023	CAD	1,900	1,428
2.00%, 06/01/2032	CAD	600	407
2.00%, 12/01/2051	CAD	530	317
3.50%, 03/01/2028	CAD	500	374
3.50%, 12/01/2045	CAD	2,090	1,658
4.00%, 06/01/2041	CAD	150	125
Canton of Geneva Switzerland, (Switzerland), Reg. S, 0.02%, 11/27/2024	CHF	240	261
Canton of Zurich, (Switzerland), Reg. S, 0.10%, 06/23/2045	CHF	50	42
Cassa Depositi e Prestiti SpA, (Italy),
Reg. S, 1.00%, 09/21/2028	EUR	300	280
Reg. S, 2.00%, 04/20/2027	EUR	100	101
Reg. S, 3.88%, 02/13/2029	EUR	200	215
CDP Financial, Inc., (Canada),
Reg. S, 1.13%, 04/06/2027	EUR	6,000	5,974
5.60%, 11/25/2039 (e)		250	268
Reg. S, 5.60%, 11/25/2039		250	269

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chile Government International Bond, (Chile),
0.10%, 01/26/2027	EUR	5,000	4,753
0.83%, 07/02/2031	EUR	1,050	899
1.25%, 01/22/2051	EUR	6,900	3,919
1.30%, 07/26/2036	EUR	1,000	788
Reg. S, 1.63%, 01/30/2025	EUR	4,000	4,212
2.55%, 01/27/2032		200	171
3.50%, 01/31/2034		200	176
China Development Bank, (China),
Reg. S, 2.95%, 07/19/2027	CNH	15,000	2,069
Reg. S, 3.23%, 11/27/2025	CNH	10,000	1,392
Reg. S, 4.20%, 01/19/2027	CNH	13,000	1,873
Reg. S, 4.30%, 08/02/2032	CNH	7,000	1,055
Reg. S, 4.35%, 08/06/2024	CNH	7,000	980
Reg. S, 4.35%, 09/19/2024	CNH	1,000	140
Reg. S, 4.50%, 11/13/2028	CNH	2,500	371
Series 1510, 4.21%, 04/13/2025	CNY	73,000	10,369
Series 1518, 3.74%, 09/10/2025	CNY	62,700	8,874
Series 1605, 3.80%, 01/25/2036	CNY	98,000	14,592
Series 1613, 3.05%, 08/25/2026	CNY	9,700	1,357
Series 1710, 4.04%, 04/10/2027	CNY	114,900	16,634
Series 1806, 4.73%, 04/02/2025	CNY	10,230	1,465
Series 1904, 3.68%, 02/26/2026	CNY	46,500	6,601
Series 1905, 3.48%, 01/08/2029	CNY	204,500	29,207
Series 1908, 3.42%, 07/02/2024	CNY	35,000	4,876
Series 1909, 3.50%, 08/13/2026	CNY	104,100	14,766
Series 1910, 3.65%, 05/21/2029	CNY	181,900	26,242
Series 1915, 3.45%, 09/20/2029	CNY	105,000	15,006
Series 2003, 3.23%, 01/10/2025	CNY	164,300	22,926
Series 2004, 3.43%, 01/14/2027	CNY	35,000	4,960
Series 2005, 3.07%, 03/10/2030	CNY	47,200	6,607
Series 2008, 2.89%, 06/22/2025	CNY	20,000	2,781
Series 2015, 3.70%, 10/20/2030	CNY	18,000	2,618
Series 2104, 3.40%, 01/08/2028	CNY	4,000	568
Series 2105, 3.66%, 03/01/2031	CNY	83,500	12,135
Series 2110, 3.41%, 06/07/2031	CNY	46,200	6,606
Series 2115, 3.12%, 09/13/2031	CNY	22,500	3,149
Series 2118, 2.73%, 11/11/2024	CNY	6,000	831
Series 2204, 2.99%, 03/01/2029	CNY	4,000	557
Series 2205, 3.00%, 01/17/2032	CNY	151,500	20,996
Series 2210, 2.98%, 04/22/2032	CNY	32,200	4,455
Series 2220, 2.77%, 10/24/2032	CNY	64,000	8,708
China Government Bond, (China),
1.99%, 04/09/2025	CNY	443,700	60,845
2.24%, 05/25/2025	CNY	25,000	3,442
2.26%, 02/24/2025	CNY	73,000	10,058
2.37%, 01/20/2027	CNY	250,000	34,375
2.48%, 04/15/2027	CNY	134,300	18,525
2.60%, 09/01/2032	CNY	63,800	8,682
2.68%, 05/21/2030	CNY	489,700	67,315
2.69%, 08/12/2026	CNY	190,500	26,498
2.75%, 06/15/2029	CNY	112,500	15,588
2.75%, 02/17/2032	CNY	110,600	15,238

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	119

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
2.79%, 12/15/2029	CNY	5,400	748
2.80%, 03/24/2029	CNY	158,000	22,000
2.80%, 11/15/2032	CNY	64,600	8,945
Reg. S, 2.82%, 08/12/2032	CNY	10,000	1,379
2.85%, 06/04/2027	CNY	363,000	50,761
2.89%, 11/18/2031	CNY	79,000	11,005
3.02%, 05/27/2031	CNY	32,500	4,581
3.19%, 04/15/2053	CNY	5,000	710
3.27%, 03/25/2073	CNY	50,870	7,186
Reg. S, 3.30%, 07/04/2023	CNH	2,000	275
Reg. S, 3.31%, 11/30/2025	CNH	2,000	281
3.32%, 04/15/2052	CNY	18,500	2,652
Reg. S, 3.38%, 11/21/2024	CNH	3,000	419
Reg. S, 3.38%, 07/04/2026	CNH	24,000	3,390
3.39%, 03/16/2050	CNY	199,840	28,885
3.40%, 07/15/2072	CNY	57,510	8,386
3.53%, 10/18/2051	CNY	111,400	16,551
Reg. S, 3.60%, 06/27/2028	CNH	26,500	3,797
Reg. S, 3.60%, 05/21/2030	CNH	8,500	1,227
3.72%, 04/12/2051	CNY	106,000	16,256
3.73%, 05/25/2070	CNY	20,670	3,237
3.81%, 09/14/2050	CNY	89,100	13,840
Reg. S, 3.85%, 12/12/2026	CNH	19,000	2,725
Reg. S, 3.90%, 07/04/2036	CNH	13,500	1,995
Reg. S, 4.00%, 05/22/2024	CNH	8,500	1,187
Reg. S, 4.00%, 11/30/2035	CNH	30,500	4,585
Reg. S, 4.15%, 12/04/2027	CNH	20,000	2,922
Reg. S, 4.15%, 12/12/2031	CNH	3,000	454
Reg. S, 4.29%, 05/22/2029	CNH	3,000	447
Reg. S, 4.40%, 12/12/2046	CNH	26,000	4,139
Series 1908, 4.00%, 06/24/2069	CNY	5,000	827
Series 2216, 2.50%, 07/25/2027	CNY	11,000	1,517
China Government International Bond, (China),
Reg. S, 0.13%, 11/12/2026	EUR	3,700	3,585
Reg. S, 0.50%, 11/12/2031	EUR	3,250	2,802
City of Milan Italy, (Italy), 4.02%, 06/29/2035	EUR	40	41
City of Montreal Canada, (Canada), 2.30%, 09/01/2029	CAD	600	408
City of Quebec Canada, (Canada),
2.10%, 07/06/2031	CAD	300	193
2.65%, 12/20/2027	CAD	565	396
City of Toronto Canada, (Canada),
2.95%, 04/28/2035	CAD	200	133
3.50%, 06/02/2036	CAD	300	208
Colombia Government International Bond, (Colombia), 9.85%, 06/28/2027		COP 500,000	115
Communaute Francaise de Belgique, (Belgium), Reg. S, 1.63%, 05/03/2032	EUR	200	190
CPPIB Capital, Inc., (Canada),
Reg. S, 0.25%, 04/06/2027	EUR	2,550	2,463
Reg. S, 0.25%, 01/18/2041	EUR	2,500	1,584

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.38%, 06/20/2024	EUR	300	317
Reg. S, 0.75%, 07/15/2049	EUR	600	368
Reg. S, 1.63%, 10/22/2071	GBP	2,000	1,045
Croatia Government International Bond, (Croatia),
Reg. S, 1.50%, 06/17/2031	EUR	770	716
Reg. S, 1.75%, 03/04/2041	EUR	500	383
Reg. S, 3.00%, 03/20/2027	EUR	300	323
Cyprus Government International Bond, (Cyprus),
Reg. S, 0.63%, 12/03/2024	EUR	347	361
Reg. S, 0.63%, 01/21/2030	EUR	235	213
Reg. S, 0.95%, 01/20/2032	EUR	300	262
Reg. S, 1.25%, 01/21/2040	EUR	720	520
Reg. S, 2.25%, 04/16/2050	EUR	10	8
Reg. S, 4.13%, 04/13/2033	EUR	360	403
Czech Republic Government Bond, (Czech Republic),
Series 49, Reg. S, 4.20%, 12/04/2036	CZK	5,390	242
Series 53, Reg. S, 4.85%, 11/26/2057	CZK	2,340	109
Series 58, Reg. S, 5.70%, 05/25/2024	CZK	140	6
Series 78, Reg. S, 2.50%, 08/25/2028	CZK	16,760	695
Series 89, Reg. S, 2.40%, 09/17/2025	CZK	16,910	729
Series 94, Reg. S, 0.95%, 05/15/2030	CZK	17,380	635
Series 95, Reg. S, 1.00%, 06/26/2026	CZK	6,860	280
Series 97, Reg. S, 0.45%, 10/25/2023	CZK	12,000	540
Series 100, 0.25%, 02/10/2027	CZK	60,340	2,356
Series 103, 2.00%, 10/13/2033	CZK	20,000	740
Series 105, 2.75%, 07/23/2029	CZK	5,810	241
Series 120, 1.25%, 02/14/2025	CZK	11,950	512
Series 121, 1.20%, 03/13/2031	CZK	27,250	992
Series 125, 1.50%, 04/24/2040	CZK	3,380	101
Series 130, 0.05%, 11/29/2029	CZK	13,030	453
Series 138, 1.75%, 06/23/2032	CZK	20,400	759
Series 142, 1.95%, 07/30/2037	CZK	12,960	447
Series 148, 6.00%, 02/26/2026	CZK	5,910	278
Denmark Government Bond, (Denmark),
0.25%, 11/15/2052	DKK	5,921	457
0.50%, 11/15/2027	DKK	5,478	726
0.50%, 11/15/2029	DKK	13,494	1,723
1.75%, 11/15/2025	DKK	5,460	773
4.50%, 11/15/2039	DKK	10,830	1,955
7.00%, 11/10/2024	DKK	1,470	226
Series G, 0.00%, 11/15/2031	DKK	960	113
Series TWIN, 0.00%, 11/15/2031	DKK	12,807	1,507
Development Bank of Japan, Inc., (Japan),
Reg. S, 0.88%, 10/10/2025	EUR	1,000	1,019
Reg. S, 2.13%, 09/01/2026	EUR	1,000	1,038
4.75%, 11/26/2027	EUR	900	1,031
Series 86, 0.24%, 10/13/2027	JPY	100,000	695
Estonia Government International Bond, (Estonia), Reg. S, 0.13%, 06/10/2030	EUR	200	175

SEE NOTES TO FINANCIAL STATEMENTS.

120	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
European Financial Stability Facility, (Luxembourg),
Reg. S, 0.00%, 10/13/2027	EUR	4,325	4,119
Reg. S, 0.00%, 01/20/2031	EUR	9,600	8,344
Reg. S, 0.05%, 10/17/2029	EUR	9,000	8,140
Reg. S, 0.05%, 01/18/2052	EUR	1,000	447
Reg. S, 0.40%, 02/17/2025	EUR	1,000	1,037
Reg. S, 0.50%, 07/11/2025	EUR	8,000	8,220
Reg. S, 0.63%, 10/16/2026	EUR	100	100
Reg. S, 0.70%, 01/20/2050	EUR	2,500	1,506
Reg. S, 0.70%, 01/17/2053	EUR	10,000	5,668
Reg. S, 0.75%, 05/03/2027	EUR	15,000	14,923
Reg. S, 0.88%, 04/10/2035	EUR	15,900	13,480
Reg. S, 1.20%, 02/17/2045	EUR	2,325	1,759
Reg. S, 1.38%, 05/31/2047	EUR	10,000	7,652
Reg. S, 1.45%, 09/05/2040	EUR	370	312
Reg. S, 1.50%, 12/15/2025	EUR	13,000	13,550
Reg. S, 1.70%, 02/13/2043	EUR	1,900	1,616
Reg. S, 1.75%, 07/17/2053	EUR	2,050	1,584
Reg. S, 2.00%, 02/28/2056	EUR	2,000	1,640
Reg. S, 2.38%, 04/11/2028	EUR	15,000	15,785
Reg. S, 2.38%, 06/21/2032	EUR	5,000	5,158
Reg. S, 2.75%, 08/17/2026	EUR	15,000	16,082
Reg. S, 2.75%, 12/03/2029	EUR	1,020	1,092
Reg. S, 3.00%, 12/15/2028	EUR	500	542
Reg. S, 3.38%, 04/03/2037	EUR	3,000	3,339
European Stability Mechanism, (Supranational),
Reg. S, 0.00%, 12/15/2026	EUR	10,500	10,246
Reg. S, 0.01%, 03/04/2030	EUR	1,900	1,694
Reg. S, 0.01%, 10/15/2031	EUR	8,900	7,585
Reg. S, 0.50%, 03/02/2026	EUR	5,600	5,663
Reg. S, 0.50%, 03/05/2029	EUR	6,000	5,669
Reg. S, 0.75%, 09/05/2028	EUR	2,750	2,662
Reg. S, 0.88%, 07/18/2042	EUR	1,020	732
Reg. S, 1.00%, 09/23/2025	EUR	15,000	15,519
Reg. S, 1.00%, 06/23/2027	EUR	5,000	5,002
Reg. S, 1.75%, 10/20/2045	EUR	1,050	877
Reg. S, 1.80%, 11/02/2046	EUR	10,420	8,740
Reg. S, 1.85%, 12/01/2055	EUR	180	140
European Union, (Supranational),
Reg. S, 0.00%, 07/06/2026	EUR	10,350	10,251
Reg. S, 0.00%, 10/04/2028	EUR	1,800	1,672
Reg. S, 0.00%, 04/22/2031	EUR	5,800	5,022
Reg. S, 0.00%, 07/04/2031	EUR	30,000	25,811
Reg. S, 0.25%, 04/22/2036	EUR	12,900	9,848
Reg. S, 0.40%, 02/04/2037	EUR	10,000	7,632
Reg. S, 0.45%, 07/04/2041	EUR	19,800	13,445
Reg. S, 0.50%, 04/04/2025	EUR	3,575	3,702
Reg. S, 0.70%, 07/06/2051	EUR	5,900	3,579
Reg. S, 0.75%, 04/04/2031	EUR	3,925	3,618
Reg. S, 0.80%, 07/04/2025	EUR	20,700	21,430
Reg. S, 1.00%, 07/06/2032	EUR	5,800	5,336
Reg. S, 1.13%, 04/04/2036	EUR	1,265	1,095

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 1.38%, 10/04/2029	EUR	8,000	7,891
Reg. S, 1.50%, 10/04/2035	EUR	5,000	4,564
Reg. S, 1.63%, 12/04/2029	EUR	21,600	21,601
Reg. S, 2.00%, 10/04/2027	EUR	10,000	10,405
Reg. S, 2.50%, 10/04/2052	EUR	9,000	8,424
Reg. S, 2.63%, 02/04/2048	EUR	16,000	15,764
Reg. S, 2.75%, 10/05/2026	EUR	20,000	21,477
Reg. S, 3.38%, 04/04/2032	EUR	1,200	1,342
Reg. S, 3.38%, 04/04/2038	EUR	4,000	4,454
Reg. S, 3.38%, 10/04/2038	EUR	30,000	33,122
Reg. S, 3.38%, 11/04/2042	EUR	20,000	22,105
Reg. S, 3.75%, 04/04/2042	EUR	5,015	5,823
Reg. S, 3.00%, 03/04/2053	EUR	8,000	8,288
Series SURE, Reg. S, 0.00%, 11/04/2025	EUR	5,198	5,251
Series SURE, Reg. S, 0.00%, 06/02/2028	EUR	5,500	5,160
Series SURE, Reg. S, 0.00%, 10/04/2030	EUR	10,000	8,798
Series SURE, Reg. S, 0.00%, 07/04/2035	EUR	20,800	15,658
Series SURE, Reg. S, 0.10%, 10/04/2040	EUR	7,675	4,970
Series SURE, Reg. S, 0.20%, 06/04/2036	EUR	9,600	7,210
Series SURE, Reg. S, 0.30%, 11/04/2050	EUR	1,220	651
Series SURE, Reg. S, 0.45%, 05/02/2046	EUR	5,000	3,084
Series SURE, Reg. S, 0.75%, 01/04/2047	EUR	5,000	3,312
Series SURE, Reg. S, 1.13%, 06/04/2037	EUR	5,000	4,200
Export Development Canada, (Canada),
Reg. S, 0.50%, 02/25/2027	EUR	2,000	1,969
Reg. S, 2.88%, 01/19/2028	EUR	10,000	10,725
Export-Import Bank of China (The), (China),
Series 1514, 3.87%, 09/14/2025	CNY	29,000	4,117
Series 1603, 3.33%, 02/22/2026	CNY	15,000	2,110
Series 1610, 3.18%, 09/05/2026	CNY	10,000	1,405
Series 1703, 4.11%, 03/20/2027	CNY	14,000	2,030
Series 1910, 3.86%, 05/20/2029	CNY	97,800	14,258
Series 2005, 2.93%, 03/02/2025	CNY	95,600	13,281
Series 2007, 3.26%, 02/24/2027	CNY	74,400	10,485
Series 2010, 3.23%, 03/23/2030	CNY	39,400	5,565
Series 2011, 3.74%, 11/16/2030	CNY	10,000	1,461
Series 2015, 3.43%, 10/23/2025	CNY	71,000	9,995
Series 2203, 2.57%, 06/10/2025	CNY	13,000	1,796
Series 2205, 2.61%, 01/27/2027	CNY	40,000	5,516
Series 2210, 3.18%, 03/11/2032	CNY	96,400	13,531
Series 2211, 2.90%, 08/19/2032	CNY	57,600	7,909
Series 2213, 2.64%, 12/05/2025	CNY	7,400	1,024
Series 2215, 2.82%, 06/17/2027	CNY	19,000	2,636
Series 2310, 3.10%, 02/13/2033	CNY	23,800	3,323

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	121

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Export-Import Bank of Korea, (South Korea),
Reg. S, 2.60%, 11/08/2023	AUD	1,100	727
Reg. S, 8.00%, 05/15/2024	IDR	400,000	27
Finland Government Bond, (Finland),
Reg. S, 0.00%, 09/15/2030 (e)	EUR	510	452
Reg. S, 0.13%, 09/15/2031 (e)	EUR	755	656
Reg. S, 0.13%, 04/15/2036 (e)	EUR	280	210
Reg. S, 0.13%, 04/15/2052 (e)	EUR	450	230
Reg. S, 0.25%, 09/15/2040 (e)	EUR	384	261
Reg. S, 0.50%, 04/15/2026 (e)	EUR	1,440	1,463
Reg. S, 0.50%, 09/15/2027 (e)	EUR	660	650
Reg. S, 0.50%, 09/15/2028 (e)	EUR	440	424
Reg. S, 0.50%, 09/15/2029 (e)	EUR	80	76
Reg. S, 0.50%, 04/15/2043 (e)	EUR	500	339
Reg. S, 0.75%, 04/15/2031 (e)	EUR	321	298
Reg. S, 0.88%, 09/15/2025 (e)	EUR	430	446
Reg. S, 1.13%, 04/15/2034 (e)	EUR	421	380
Reg. S, 1.38%, 04/15/2027 (e)	EUR	160	164
Reg. S, 1.50%, 09/15/2032 (e)	EUR	1,300	1,252
Reg. S, 2.63%, 07/04/2042 (e)	EUR	675	691
Reg. S, 2.75%, 07/04/2028 (e)	EUR	960	1,039
Reg. S, 2.75%, 04/15/2038 (e)	EUR	540	562
Reg. S, 4.00%, 07/04/2025 (e)	EUR	780	862
Series 30Y, Reg. S, 1.38%, 04/15/2047 (e)	EUR	717	574
Finnvera OYJ, (Finland),
Reg. S, 0.38%, 04/09/2029	EUR	300	279
Reg. S, 0.75%, 08/07/2028	EUR	1,500	1,449
Reg. S, 2.13%, 03/08/2028	EUR	300	312
Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA, (Spain),
Reg. S, 0.01%, 09/17/2025	EUR	100	101
Reg. S, 0.85%, 12/17/2023	EUR	1,000	1,075
Free and Hanseatic City of Hamburg, (Germany),
Reg. S, 0.00%, 04/07/2026	EUR	280	278
Reg. S, 0.01%, 06/30/2028	EUR	180	168
0.01%, 11/05/2035	EUR	70	52
Reg. S, 0.20%, 09/03/2049	EUR	70	37
Reg. S, 0.25%, 02/18/2041	EUR	394	261
Free State of Bavaria, (Germany), Reg. S, 0.01%, 01/18/2035	EUR	352	272
Free State of Saxony, (Germany),
Reg. S, 0.01%, 11/05/2029	EUR	197	177
Series 132, Reg. S, 0.01%, 12/17/2035	EUR	210	157
French Republic Government Bond OAT, (France),
Reg. S, 0.00%, 02/25/2025	EUR	6,620	6,838
Reg. S, 0.00%, 03/25/2025	EUR	5,030	5,185
Reg. S, 0.00%, 02/25/2026	EUR	7,430	7,470
Reg. S, 0.00%, 02/25/2027	EUR	7,205	7,061
Reg. S, 0.00%, 11/25/2029	EUR	9,655	8,809

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.00%, 11/25/2030	EUR	2,197	1,948
Reg. S, 0.00%, 11/25/2031	EUR	5,604	4,828
Reg. S, 0.00%, 05/25/2032	EUR	3,990	3,384
Reg. S, 0.25%, 11/25/2026	EUR	4,076	4,053
Reg. S, 0.50%, 05/25/2025	EUR	5,793	5,998
Reg. S, 0.50%, 05/25/2026	EUR	3,759	3,811
Reg. S, 0.50%, 05/25/2029	EUR	3,547	3,382
Reg. S, 0.50%, 05/25/2040 (e)	EUR	5,014	3,567
Reg. S, 0.50%, 06/25/2044 (e)	EUR	972	627
Reg. S, 0.50%, 05/25/2072 (e)	EUR	1,553	660
Reg. S, 0.75%, 02/25/2028	EUR	9,480	9,379
Reg. S, 0.75%, 05/25/2028	EUR	7,363	7,256
Reg. S, 0.75%, 11/25/2028	EUR	535	523
Reg. S, 0.75%, 05/25/2052 (e)	EUR	4,457	2,644
Reg. S, 0.75%, 05/25/2053 (e)	EUR	4,808	2,790
Reg. S, 1.00%, 11/25/2025	EUR	2,810	2,914
Reg. S, 1.00%, 05/25/2027	EUR	3,898	3,948
Reg. S, 1.25%, 05/25/2034	EUR	3,292	3,015
Reg. S, 1.25%, 05/25/2036 (e)	EUR	6,764	5,958
Reg. S, 1.25%, 05/25/2038	EUR	3,850	3,258
Reg. S, 1.50%, 05/25/2031	EUR	3,873	3,838
Reg. S, 1.50%, 05/25/2050 (e)	EUR	4,021	3,046
Reg. S, 1.75%, 11/25/2024	EUR	3,360	3,585
Reg. S, 1.75%, 06/25/2039 (e)	EUR	1,597	1,445
Reg. S, 1.75%, 05/25/2066 (e)	EUR	2,136	1,588
Reg. S, 2.00%, 11/25/2032	EUR	8,910	9,010
Reg. S, 2.00%, 05/25/2048 (e)	EUR	3,137	2,703
Reg. S, 2.50%, 09/24/2026	EUR	3,110	3,332
Reg. S, 2.50%, 05/25/2030	EUR	11,211	11,991
Reg. S, 2.50%, 05/25/2043 (e)	EUR	3,240	3,143
Reg. S, 2.75%, 10/25/2027	EUR	5,509	5,966
Reg. S, 3.00%, 05/25/2033	EUR	1,680	1,843
Reg. S, 3.00%, 05/25/2054 (e)	EUR	470	484
Reg. S, 3.25%, 05/25/2045	EUR	3,425	3,745
Reg. S, 3.50%, 04/25/2026	EUR	536	591
Reg. S, 4.00%, 10/25/2038	EUR	2,618	3,147
Reg. S, 4.00%, 04/25/2055 (e)	EUR	1,031	1,283
Reg. S, 4.00%, 04/25/2060	EUR	1,968	2,486
Reg. S, 4.50%, 04/25/2041	EUR	2,142	2,744
Reg. S, 4.75%, 04/25/2035	EUR	1,867	2,376
Reg. S, 5.50%, 04/25/2029	EUR	2,037	2,528
Reg. S, 5.75%, 10/25/2032	EUR	1,029	1,380
Reg. S, 6.00%, 10/25/2025	EUR	1,290	1,493
Gemeinsame Deutsche Bundeslaender, (Germany),
Series 46, Reg. S, 1.13%, 09/30/2024	EUR	720	761
Series 58, Reg. S, 0.00%, 02/19/2027	EUR	220	213
Series 60, Reg. S, 0.01%, 02/04/2031	EUR	146	127
Series 62, Reg. S, 1.25%, 05/04/2029	EUR	580	570
HM Treasury UK Sovereign Sukuk plc, (United Kingdom), Reg. S, 0.33%, 07/22/2026	GBP	900	984
Hong Kong Government Bond Programme, (Hong Kong), 1.97%, 01/17/2029	HKD	200	24

SEE NOTES TO FINANCIAL STATEMENTS.

122	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Hong Kong Government International Bond, (Hong Kong),
Reg. S, 2.80%, 11/30/2024	CNH	5,000	690
Reg. S, 3.00%, 11/30/2026	CNH	10,000	1,390
Hungary Government Bond, (Hungary),
Series 24/C, 2.50%, 10/24/2024	HUF	281,740	745
Series 26/E, 1.50%, 04/22/2026	HUF	352,910	848
Series 26/D, 2.75%, 12/22/2026	HUF	80,210	195
Series 27/A, 3.00%, 10/27/2027	HUF	194,780	475
Series 28/B, 4.50%, 03/23/2028	HUF	73,760	189
Series 28/A, 6.75%, 10/22/2028	HUF	75,000	211
Series 29/A, 2.00%, 05/23/2029	HUF	200,000	444
Series 30/A, 3.00%, 08/21/2030	HUF	297,350	678
Series 32/A, 4.75%, 11/24/2032	HUF	58,400	145
Series 33/A, 2.25%, 04/20/2033	HUF	194,590	390
Series 34/A, 2.25%, 06/22/2034	HUF	100,520	193
Series 38/A, 3.00%, 10/27/2038	HUF	82,470	155
Series 41/A, 3.00%, 04/25/2041	HUF	27,170	49
Hungary Government International Bond, (Hungary),
Reg. S, 0.50%, 11/18/2030	EUR	1,000	792
Reg. S, 1.63%, 04/28/2032	EUR	1,000	827
Reg. S, 1.75%, 10/10/2027	EUR	825	803
Reg. S, 1.75%, 06/05/2035	EUR	5,000	3,812
Hydro-Quebec, (Canada),
6.00%, 02/15/2040	CAD	300	276
SUB, 8.40%, 03/28/2025		600	627
SUB, 8.91%, 11/18/2024		800	835
Series HK, 9.38%, 04/15/2030		500	632
Ile-de-France Mobilites, (France),
Reg. S, 0.40%, 05/28/2031	EUR	300	264
Reg. S, 0.68%, 11/24/2036	EUR	100	77
Reg. S, 1.00%, 05/25/2034	EUR	300	258
Reg. S, 1.28%, 02/14/2042	EUR	100	75
Reg. S, 3.40%, 05/25/2043	EUR	100	105
Indonesia Government International Bond, (Indonesia),
0.90%, 02/14/2027	EUR	3,102	3,019
1.10%, 03/12/2033	EUR	1,000	808
1.85%, 03/12/2031		234	188
Reg. S, 2.15%, 07/18/2024	EUR	2,050	2,187
3.35%, 03/12/2071		200	138
Reg. S, 3.38%, 07/30/2025	EUR	7,000	7,524
Reg. S, 3.75%, 06/14/2028	EUR	1,000	1,081
4.65%, 09/20/2032		600	587
Indonesia Treasury Bond, (Indonesia),
Series FR56, 8.38%, 09/15/2026	IDR	3,269,000	233
Series FR67, 8.75%, 02/15/2044	IDR	2,074,000	166
Series FR75, 7.50%, 05/15/2038	IDR	1,300,000	94
Series FR86, 5.50%, 04/15/2026	IDR	600,000	40
Series FR91, 6.38%, 04/15/2032	IDR	3,200,000	214
Series FR95, 6.38%, 08/15/2028	IDR	1,000,000	68
Industrial Bank of Korea, (South Korea), Reg. S, 0.02%, 07/16/2025	CHF	300	319

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Infraestruturas de Portugal SA, (Portugal), Reg. S, 4.68%, 10/16/2024	EUR	150	165
Instituto de Credito Oficial, (Spain), Reg. S, 2.65%, 01/31/2028	EUR	100	105
International Bank for Reconstruction & Development, (Supranational),
0.00%, 01/15/2027	EUR	2,125	2,062
Zero Coupon, 07/15/2029		38	29
Zero Coupon, 10/31/2030		1,000	712
0.10%, 09/17/2035	EUR	1,475	1,116
Reg. S, 0.20%, 01/21/2061	EUR	1,000	388
0.25%, 09/23/2027	GBP	2,900	2,979
0.25%, 05/21/2029	EUR	5,000	4,619
0.38%, 07/28/2025		50	46
0.50%, 10/28/2025		2,100	1,906
0.50%, 06/21/2035	EUR	50	40
0.65%, 02/10/2026		750	670
Reg. S, 0.70%, 10/22/2046	EUR	2,000	1,303
0.88%, 12/13/2024	GBP	2,050	2,424
1.00%, 12/21/2029	GBP	2,000	1,994
1.20%, 08/08/2034	EUR	9,000	8,066
1.63%, 01/15/2025		475	450
(ICE LIBOR USD 3 Month + 0.00%), 2.33%, 05/31/2026 (aa)		1,000	923
2.50%, 03/19/2024		465	455
2.90%, 01/19/2033	EUR	7,000	7,503
3.00%, 09/27/2023		200	199
Investitionsbank Schleswig-Holstein, (Germany),
Reg. S, 0.01%, 05/15/2026	EUR	100	99
Reg. S, 3.25%, 03/10/2031	EUR	300	331
Ireland Government Bond, (Ireland),
Reg. S, 0.00%, 10/18/2031	EUR	1,577	1,368
Reg. S, 0.20%, 05/15/2027	EUR	1,940	1,902
Reg. S, 0.20%, 10/18/2030	EUR	611	553
Reg. S, 0.35%, 10/18/2032	EUR	290	253
Reg. S, 0.40%, 05/15/2035	EUR	691	563
Reg. S, 0.55%, 04/22/2041	EUR	385	273
Reg. S, 0.90%, 05/15/2028	EUR	412	410
Reg. S, 1.00%, 05/15/2026	EUR	720	742
Reg. S, 1.10%, 05/15/2029	EUR	957	946
Reg. S, 1.30%, 05/15/2033	EUR	780	736
Reg. S, 1.35%, 03/18/2031	EUR	965	949
Reg. S, 1.50%, 05/15/2050	EUR	1,093	835
Reg. S, 1.70%, 05/15/2037	EUR	800	735
Reg. S, 2.00%, 02/18/2045	EUR	685	609
Reg. S, 2.40%, 05/15/2030	EUR	1,000	1,065
Reg. S, 3.00%, 10/18/2043	EUR	600	643
5.40%, 03/13/2025	EUR	790	892
Israel Government AID Bond, (Israel),
5.50%, 09/18/2033		200	220
Series 2, Zero Coupon, 11/01/2024		24	22
Israel Government Bond — Fixed, (Israel),
Series 142, 5.50%, 01/31/2042	ILS	290	95

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	123

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 327, 2.00%, 03/31/2027	ILS	800	203
Series 330, 1.00%, 03/31/2030	ILS	1,200	272
Series 537, 1.50%, 05/31/2037	ILS	305	62
Israel Government International Bond, (Israel),
Reg. S, 0.63%, 01/18/2032	EUR	3,000	2,496
Reg. S, 1.50%, 01/18/2027	EUR	2,000	2,009
Reg. S, 2.50%, 01/16/2049	EUR	825	688
2.75%, 07/03/2030		400	353
Italy Buoni Poliennali Del Tesoro, (Italy),
Series 2Y, Reg. S, 1.75%, 05/30/2024	EUR	4,640	4,969
Series 3Y, Reg. S, 0.00%, 12/15/2024	EUR	650	672
Series 3Y, Reg. S, 1.20%, 08/15/2025	EUR	500	517
Series 3Y, Reg. S, 3.50%, 01/15/2026	EUR	1,720	1,864
Series 5Y, Reg. S, 0.00%, 04/01/2026	EUR	2,060	2,029
Series 5Y, Reg. S, 0.00%, 08/01/2026	EUR	3,447	3,356
Series 5Y, Reg. S, 0.50%, 02/01/2026	EUR	5,270	5,293
Series 5Y, Reg. S, 1.10%, 04/01/2027	EUR	2,370	2,352
Series 5Y, Reg. S, 1.75%, 07/01/2024	EUR	2,050	2,192
Series 5Y, Reg. S, 1.85%, 07/01/2025 (e)	EUR	2,080	2,186
Series 5Y, Reg. S, 2.65%, 12/01/2027	EUR	660	689
Series 6Y, Reg. S, 0.35%, 02/01/2025	EUR	2,780	2,875
Series 7Y, Reg. S, 0.25%, 03/15/2028	EUR	7,600	7,070
Series 7Y, Reg. S, 0.45%, 02/15/2029	EUR	2,560	2,331
Series 7Y, Reg. S, 0.50%, 07/15/2028	EUR	2,854	2,659
Series 7Y, Reg. S, 0.65%, 10/15/2023	EUR	1,000	1,082
Series 7Y, Reg. S, 0.95%, 09/15/2027	EUR	1,440	1,405
Series 7Y, Reg. S, 1.45%, 11/15/2024	EUR	3,400	3,596
Series 7Y, Reg. S, 1.45%, 05/15/2025	EUR	2,813	2,943
Series 7Y, Reg. S, 2.50%, 11/15/2025	EUR	545	578
Series 7Y, Reg. S, 3.70%, 06/15/2030	EUR	1,800	1,946
Series 7Y, Reg. S, 3.85%, 12/15/2029	EUR	1,500	1,640
Series 8Y, Reg. S, 0.85%, 01/15/2027 (e)	EUR	6,435	6,364
Series 8Y, Reg. S, 4.00%, 10/30/2031 (e)	EUR	2,470	2,717
Series 10Y, Reg. S, 0.60%, 08/01/2031 (e)	EUR	2,294	1,943
Series 10Y, Reg. S, 0.95%, 08/01/2030	EUR	910	818
Series 10Y, Reg. S, 0.95%, 12/01/2031 (e)	EUR	2,855	2,470
Series 10Y, Reg. S, 0.95%, 06/01/2032	EUR	3,305	2,816
Series 10Y, Reg. S, 1.25%, 12/01/2026	EUR	2,107	2,120
Series 10Y, Reg. S, 1.50%, 06/01/2025	EUR	1,620	1,693
Series 10Y, Reg. S, 1.60%, 06/01/2026	EUR	1,820	1,870
Series 10Y, Reg. S, 1.65%, 12/01/2030 (e)	EUR	1,753	1,645
Series 10Y, Reg. S, 2.00%, 12/01/2025	EUR	1,400	1,467
Series 10Y, Reg. S, 2.00%, 02/01/2028	EUR	1,402	1,421
Series 10Y, Reg. S, 2.05%, 08/01/2027	EUR	3,580	3,665
Series 10Y, Reg. S, 2.20%, 06/01/2027	EUR	1,977	2,041
Series 10Y, Reg. S, 2.50%, 12/01/2024	EUR	994	1,066
Series 10Y, Reg. S, 2.50%, 12/01/2032	EUR	5,610	5,443

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 10Y, Reg. S, 2.80%, 12/01/2028	EUR	2,648	2,763
Series 10Y, Reg. S, 3.00%, 08/01/2029	EUR	1,946	2,038
Series 10Y, Reg. S, 3.75%, 09/01/2024	EUR	1,230	1,341
Series 10Y, Reg. S, 4.40%, 05/01/2033	EUR	2,840	3,205
Series 11Y, Reg. S, 0.90%, 04/01/2031	EUR	1,957	1,720
Series 11Y, Reg. S, 1.35%, 04/01/2030	EUR	2,100	1,961
Series 11Y, Reg. S, 4.50%, 03/01/2024	EUR	59	65
Series 13Y, Reg. S, 4.00%, 04/30/2035 (e)	EUR	800	863
Series 15Y, Reg. S, 2.45%, 09/01/2033 (e)	EUR	1,431	1,362
Series 15Y, Reg. S, 4.75%, 09/01/2028 (e)	EUR	620	709
Series 16Y, Reg. S, 0.95%, 03/01/2037 (e)	EUR	3,214	2,362
Series 16Y, Reg. S, 1.45%, 03/01/2036 (e)	EUR	1,229	992
Series 16Y, Reg. S, 3.25%, 03/01/2038 (e)	EUR	3,700	3,612
Series 16Y, Reg. S, 3.50%, 03/01/2030 (e)	EUR	6,136	6,591
Series 16Y, Reg. S, 4.50%, 03/01/2026 (e)	EUR	2,853	3,170
Series 16Y, Reg. S, 5.00%, 03/01/2025 (e)	EUR	4,570	5,077
Series 17Y, Reg. S, 1.65%, 03/01/2032 (e)	EUR	2,246	2,056
Series 20Y, Reg. S, 2.25%, 09/01/2036 (e)	EUR	2,134	1,890
Series 20Y, Reg. S, 2.95%, 09/01/2038 (e)	EUR	2,212	2,080
Series 20Y, Reg. S, 4.45%, 09/01/2043 (e)	EUR	2,500	2,771
Series 21Y, Reg. S, 1.80%, 03/01/2041 (e)	EUR	1,754	1,345
Series 21Y, Reg. S, 3.10%, 03/01/2040 (e)	EUR	1,112	1,049
Series 26Y, Reg. S, 3.35%, 03/01/2035 (e)	EUR	2,660	2,695
Series 30Y, Reg. S, 2.15%, 09/01/2052 (e)	EUR	1,271	908
Series 30Y, Reg. S, 3.85%, 09/01/2049 (e)	EUR	1,030	1,048
Series 30Y, Reg. S, 4.50%, 10/01/2053 (e)	EUR	540	600
Series 30Y, Reg. S, 6.50%, 11/01/2027	EUR	890	1,080
Series 30Y, Reg. S, 7.25%, 11/01/2026	EUR	2,200	2,663
Series 31Y, Reg. S, 1.70%, 09/01/2051 (e)	EUR	2,267	1,481
Series 31Y, Reg. S, 2.70%, 03/01/2047 (e)	EUR	1,350	1,143
Series 31Y, Reg. S, 3.25%, 09/01/2046 (e)	EUR	1,990	1,857
Series 31Y, Reg. S, 3.45%, 03/01/2048 (e)	EUR	2,665	2,557

SEE NOTES TO FINANCIAL STATEMENTS.

124	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 31Y, Reg. S, 4.00%, 02/01/2037 (e)	EUR	1,310	1,409
Series 31Y, Reg. S, 4.75%, 09/01/2044 (e)	EUR	2,105	2,434
Series 31Y, Reg. S, 5.00%, 08/01/2034 (e)	EUR	966	1,139
Series 31Y, Reg. S, 5.00%, 09/01/2040 (e)	EUR	560	666
Series 31Y, Reg. S, 5.25%, 11/01/2029	EUR	1,777	2,105
Series 31Y, Reg. S, 5.75%, 02/01/2033	EUR	1,260	1,566
Series 31Y, Reg. S, 6.00%, 05/01/2031	EUR	1,753	2,194
Series 32Y, Reg. S, 5.00%, 08/01/2039 (e)	EUR	1,341	1,589
Series 34Y, Reg. S, 1.50%, 04/30/2045 (e)	EUR	1,851	1,248
Series 50Y, Reg. S, 2.15%, 03/01/2072 (e)	EUR	467	302
Series 50Y, Reg. S, 2.80%, 03/01/2067 (e)	EUR	1,055	822
Series CAC, Reg. S, 2.45%, 09/01/2050 (e)	EUR	1,442	1,125
Japan Bank for International Cooperation, (Japan),
0.63%, 07/15/2025		500	457
3.13%, 02/15/2028	EUR	800	859
Japan Expressway Holding and Debt Repayment Agency, (Japan),
Series 37, 2.42%, 06/20/2028	JPY	100,000	767
Series 75, 1.96%, 09/19/2031	JPY	100,000	774
Series 271, 0.02%, 03/31/2026	JPY	30,000	208
Japan Finance Corp., (Japan), Series 57, 0.00%, 10/17/2025	JPY	20,000	139
Japan Finance Organization for Municipalities, (Japan),
Reg. S, 0.05%, 02/12/2027	EUR	500	479
Reg. S, 0.63%, 09/02/2025		1,000	905
Series 55, 0.78%, 12/28/2023	JPY	100,000	696
Series 69, 0.48%, 02/28/2025	JPY	100,000	698
Series 2022, 2.32%, 06/18/2027	JPY	20,000	150
Japan Government Five Year Bond, (Japan),
Series 142, 0.10%, 12/20/2024	JPY	87,500	608
Series 143, 0.10%, 03/20/2025	JPY	15,700	109
Series 144, 0.10%, 06/20/2025	JPY	347,000	2,413
Series 146, 0.10%, 12/20/2025	JPY	122,000	849
Series 148, 0.01%, 06/20/2026	JPY	409,750	2,845
Series 151, 0.01%, 03/20/2027	JPY	173,000	1,201
Series 153, 0.01%, 06/20/2027	JPY	459,600	3,189
Japan Government Forty Year Bond, (Japan),
Series 1, 2.40%, 03/20/2048	JPY	100,000	880

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 3, 2.20%, 03/20/2050	JPY	505,850	4,293
Series 7, 1.70%, 03/20/2054	JPY	4,500	35
Series 8, 1.40%, 03/20/2055	JPY	14,350	103
Series 9, 0.40%, 03/20/2056	JPY	11,000	58
Series 10, 0.90%, 03/20/2057	JPY	7,050	44
Series 15, 1.00%, 03/20/2062	JPY	49,850	307
Japan Government Ten Year Bond, (Japan),
Series 343, 0.10%, 06/20/2026	JPY	227,350	1,583
Series 344, 0.10%, 09/20/2026	JPY	131,500	916
Series 349, 0.10%, 12/20/2027	JPY	59,700	415
Series 357, 0.10%, 12/20/2029	JPY	341,050	2,356
Series 358, 0.10%, 03/20/2030	JPY	90,300	623
Series 359, 0.10%, 06/20/2030	JPY	35,000	241
Series 360, 0.10%, 09/20/2030	JPY	22,800	157
Series 361, 0.10%, 12/20/2030	JPY	156,550	1,074
Series 363, 0.10%, 06/20/2031	JPY	310,050	2,119
Series 364, 0.10%, 09/20/2031	JPY	215,000	1,467
Series 365, 0.10%, 12/20/2031	JPY	45,000	307
Series 366, 0.20%, 03/20/2032	JPY	444,100	3,046
Japan Government Thirty Year Bond, (Japan),
Series 11, 1.70%, 06/20/2033	JPY	100,000	779
Series 21, 2.30%, 12/20/2035	JPY	721,850	6,027
Series 22, 2.50%, 03/20/2036	JPY	132,250	1,128
Series 24, 2.50%, 09/20/2036	JPY	57,950	496
Series 33, 2.00%, 09/20/2040	JPY	333,000	2,712
Series 47, 1.60%, 06/20/2045	JPY	10,000	76
Series 66, 0.40%, 03/20/2050	JPY	335,250	1,893
Series 67, 0.60%, 06/20/2050	JPY	50,000	297
Series 68, 0.60%, 09/20/2050	JPY	131,500	779
Series 71, 0.70%, 06/20/2051	JPY	118,600	716
Series 74, 1.00%, 03/20/2052	JPY	104,000	677
Series 76, 1.40%, 09/20/2052	JPY	3,000	21
Series 77, 1.60%, 12/20/2052	JPY	41,500	312
Japan Government Twenty Year Bond, (Japan),
Series 80, 2.10%, 06/20/2025	JPY	517,000	3,736
Series 105, 2.10%, 09/20/2028	JPY	224,100	1,716
Series 122, 1.80%, 09/20/2030	JPY	924,000	7,134
Series 140, 1.70%, 09/20/2032	JPY	188,950	1,469
Series 142, 1.80%, 12/20/2032	JPY	10,900	86
Series 143, 1.60%, 03/20/2033	JPY	7,300	56
Series 148, 1.50%, 03/20/2034	JPY	67,550	518
Series 151, 1.20%, 12/20/2034	JPY	6,500	48
Series 153, 1.30%, 06/20/2035	JPY	10,000	75
Series 164, 0.50%, 03/20/2038	JPY	5,000	34
Series 167, 0.50%, 12/20/2038	JPY	8,000	53
Series 172, 0.40%, 03/20/2040	JPY	145,000	933
Series 173, 0.40%, 06/20/2040	JPY	125,000	802
Series 175, 0.50%, 12/20/2040	JPY	80,000	518
Series 176, 0.50%, 03/20/2041	JPY	173,050	1,117
Series 177, 0.40%, 06/20/2041	JPY	40,000	253
Series 178, 0.50%, 09/20/2041	JPY	448,950	2,884
Series 179, 0.50%, 12/20/2041	JPY	25,000	160

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	125

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Series 180, 0.80%, 03/20/2042	JPY	133,000	897
Series 183, 1.40%, 12/20/2042	JPY	10,000	74
Series 184, 1.10%, 03/20/2043	JPY	9,000	64
Japan Government Two Year Bond, (Japan),
Series 430, 0.01%, 11/01/2023	JPY	300,000	2,080
Series 449, 0.01%, 06/01/2025	JPY	25,000	174
Japan Housing Finance Agency, (Japan),
Series 71, 1.75%, 03/19/2026	JPY	200,000	1,449
Series 108, 1.43%, 06/18/2027	JPY	100,000	728
Japan International Cooperation Agency, (Japan), Series 35, 0.08%, 06/19/2026		JPY 200,000	1,386
Japanese Government CPI Linked Bond, (Japan), Series 25, 0.20%, 03/10/2030		JPY 104,811	802
Jersey International Bond, (Jersey), Reg. S, 3.75%, 06/09/2054	GBP	400	402
Junta de Castilla y Leon, (Spain), Reg. S, 0.43%, 04/30/2030	EUR	62	55
Kazakhstan Government International Bond, (Kazakhstan), Reg. S, 1.50%, 09/30/2034	EUR	400	313
Kingdom of Belgium Government Bond, (Belgium),
Series 44, Reg. S, 5.00%, 03/28/2035 (e)	EUR	580	746
Series 60, Reg. S, 4.25%, 03/28/2041 (e)	EUR	1,330	1,633
Series 64, Reg. S, 4.50%, 03/28/2026 (e)	EUR	1,865	2,107
Series 66, Reg. S, 4.00%, 03/28/2032	EUR	342	402
Series 71, Reg. S, 3.75%, 06/22/2045	EUR	863	1,002
Series 73, Reg. S, 3.00%, 06/22/2034 (e)	EUR	2,138	2,312
Series 74, Reg. S, 0.80%, 06/22/2025 (e)	EUR	2,159	2,248
Series 75, Reg. S, 1.00%, 06/22/2031 (e)	EUR	997	940
Series 76, Reg. S, 1.90%, 06/22/2038 (e)	EUR	2,043	1,875
Series 77, Reg. S, 1.00%, 06/22/2026 (e)	EUR	1,412	1,452
Series 78, Reg. S, 1.60%, 06/22/2047 (e)	EUR	1,967	1,534
Series 80, Reg. S, 2.15%, 06/22/2066 (e)	EUR	1,021	832
Series 81, Reg. S, 0.80%, 06/22/2027 (e)	EUR	970	973
Series 82, Reg. S, 0.50%, 10/22/2024 (e)	EUR	1,000	1,051
Series 83, Reg. S, 2.25%, 06/22/2057 (e)	EUR	467	400

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Series 84, Reg. S, 1.45%, 06/22/2037 (e)	EUR	300	264
Series 85, Reg. S, 0.80%, 06/22/2028 (e)	EUR	2,362	2,332
Series 86, Reg. S, 1.25%, 04/22/2033 (e)	EUR	2,124	1,985
Series 87, Reg. S, 0.90%, 06/22/2029 (e)	EUR	2,254	2,198
Series 88, Reg. S, 1.70%, 06/22/2050 (e)	EUR	956	740
Series 89, Reg. S, 0.10%, 06/22/2030 (e)	EUR	1,672	1,508
Series 90, Reg. S, 0.40%, 06/22/2040 (e)	EUR	1,285	877
Series 91, Reg. S, 0.00%, 10/22/2027 (e)	EUR	3,496	3,365
Series 92, Reg. S, 0.00%, 10/22/2031 (e)	EUR	2,227	1,908
Series 93, Reg. S, 0.65%, 06/22/2071 (e)	EUR	628	283
Series 94, Reg. S, 0.35%, 06/22/2032 (e)	EUR	1,880	1,629
Series 95, Reg. S, 1.40%, 06/22/2053 (e)	EUR	1,845	1,282
Series 96, Reg. S, 2.75%, 04/22/2039 (e)	EUR	400	408
Series 97, Reg. S, 3.00%, 06/22/2033 (e)	EUR	1,190	1,292
Series 99, Reg. S, 3.45%, 06/22/2043 (e)	EUR	620	683
Kommunalbanken A/S, (Norway),
Reg. S, 0.05%, 10/24/2029	EUR	6,200	5,554
Reg. S, 0.63%, 04/20/2026	EUR	1,200	1,205
Reg. S, 0.88%, 05/24/2027	EUR	500	495
Kommunekredit, (Denmark), 0.00%, 11/17/2029	EUR	800	716
Reg. S, 0.01%, 05/04/2034	EUR	500	389
Reg. S, 0.50%, 01/24/2025	EUR	460	477
Reg. S, 2.38%, 09/15/2032	EUR	4,000	4,109
Reg. S, 2.88%, 01/19/2035	EUR	7,000	7,374
Kommuninvest I Sverige AB, (Sweden),
Reg. S, 1.50%, 05/12/2025	SEK	3,000	266
Series 2505, Reg. S, 1.00%, 05/12/2025	SEK	5,000	439
Series 2602, Reg. S, 0.75%, 02/04/2026	SEK	2,880	246
Series 2611, Reg. S, 1.00%, 11/12/2026	SEK	4,000	339
Korea Development Bank (The), (South Korea),
Reg. S, 1.83%, 08/10/2027	SEK	2,000	176
2.63%, 09/08/2027	EUR	6,500	6,852
6.00%, 01/22/2025	IDR	15,000,000	993

SEE NOTES TO FINANCIAL STATEMENTS.

126	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Korea Expressway Corp., (South Korea), Reg. S, 3.10%, 06/08/2026		800	729
Korea Housing Finance Corp., (South Korea), Reg. S, 1.96%, 07/19/2026	EUR	100	102
Korea Hydro & Nuclear Power Co. Ltd., (South Korea), Reg. S, 0.00%, 07/19/2024	CHF	300	327
Korea National Oil Corp., (South Korea),
Reg. S, 0.00%, 10/04/2024	CHF	300	326
Reg. S, 0.26%, 07/30/2027	CHF	300	309
Korea Treasury Bond, (South Korea),
Series 2409, 1.38%, 09/10/2024	KRW	700,550	518
Series 2612, 1.50%, 12/10/2026	KRW	569,490	402
Series 2806, 2.63%, 06/10/2028	KRW	50,000	36
Series 3006, 1.38%, 06/10/2030	KRW	160,000	104
Series 3106, 2.00%, 06/10/2031	KRW	491,310	329
Series 3112, 2.38%, 12/10/2031	KRW	140,920	97
Series 3212, 4.25%, 12/10/2032	KRW	100,000	79
Series 4009, 1.50%, 09/10/2040	KRW	277,980	152
Series 4209, 3.25%, 09/10/2042	KRW	79,120	56
Series 5003, 1.50%, 03/10/2050	KRW	627,880	298
Series 5303, 3.25%, 03/10/2053	KRW	135,000	94
Series 7009, 1.63%, 09/10/2070	KRW	72,350	29
Kuntarahoitus OYJ, (Finland),
Reg. S, 0.00%, 10/14/2030	EUR	500	438
Reg. S, 0.05%, 09/06/2029	EUR	400	362
Reg. S, 0.25%, 02/25/2032	EUR	100	86
Reg. S, 0.38%, 12/17/2025	GBP	5,000	5,541
Reg. S, 1.25%, 02/23/2033	EUR	200	185
Reg. S, 3.00%, 09/25/2028	EUR	200	216
Land Baden-Wuerttemberg, (Germany),
Reg. S, 0.01%, 09/02/2030	EUR	218	192
Reg. S, 0.13%, 11/19/2040	EUR	100	65
Reg. S, 0.63%, 01/27/2026	EUR	380	385
Land Berlin, (Germany),
Reg. S, 0.01%, 07/02/2030	EUR	490	432
Reg. S, 0.05%, 08/06/2040	EUR	200	128
Reg. S, 0.10%, 01/18/2030	EUR	635	572
Reg. S, 0.13%, 11/24/2045	EUR	90	51
Reg. S, 0.15%, 02/22/2036	EUR	100	75
Reg. S, 0.63%, 02/05/2029	EUR	800	762
Reg. S, 0.63%, 01/26/2052	EUR	200	116
Reg. S, 1.63%, 08/02/2032	EUR	180	175
Series 493, Reg. S, 0.63%, 02/08/2027	EUR	220	218
Series 495, Reg. S, 1.38%, 06/05/2037	EUR	260	227
Series 506, Reg. S, 1.38%, 08/27/2038	EUR	115	98
Series 530, Reg. S, 0.10%, 01/18/2041	EUR	80	51
Land Thueringen, (Germany),
Reg. S, 0.05%, 05/06/2030	EUR	260	231

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 0.13%, 01/13/2051	EUR	100	49
0.50%, 03/02/2029	EUR	500	472
Latvia Government International Bond, (Latvia),
Reg. S, 0.00%, 03/17/2031	EUR	100	81
Reg. S, 1.13%, 05/30/2028	EUR	390	377
Reg. S, 1.38%, 05/16/2036	EUR	110	88
Reg. S, 1.88%, 02/19/2049	EUR	100	75
Reg. S, 3.50%, 01/17/2028	EUR	650	702
LCR Finance plc, (United Kingdom),
Reg. S, 4.50%, 12/07/2028	GBP	400	492
Reg. S, 4.50%, 12/07/2038	GBP	110	135
5.10%, 03/07/2051	GBP	50	67
Lithuania Government International Bond, (Lithuania),
Reg. S, 0.25%, 05/06/2025	EUR	70	71
Reg. S, 0.50%, 07/28/2050	EUR	210	102
Reg. S, 0.75%, 05/06/2030	EUR	440	393
Reg. S, 0.95%, 05/26/2027	EUR	500	493
Reg. S, 2.13%, 06/01/2032	EUR	210	201
Luxembourg Government Bond, (Luxembourg),
Reg. S, 0.00%, 04/28/2025	EUR	110	112
Reg. S, 0.00%, 11/13/2026	EUR	400	391
Reg. S, 0.00%, 04/28/2030	EUR	150	134
Malaysia Government Bond, (Malaysia),
Series 114, 4.18%, 07/15/2024	MYR	240	52
Series 119, 3.91%, 07/15/2026	MYR	500	108
Series 219, 3.89%, 08/15/2029	MYR	6,600	1,421
Series 519, 3.76%, 05/22/2040	MYR	640	130
Malaysia Government Investment Issue, (Malaysia),
Series 119, 4.13%, 07/09/2029	MYR	810	177
Series 122, 4.19%, 10/07/2032	MYR	140	31
Series 417, 4.90%, 05/08/2047	MYR	271	63
Series 617, 4.72%, 06/15/2033	MYR	505	115
Metropolitano de Lisboa EPE, (Portugal),
4.80%, 12/07/2027	EUR	700	806
7.30%, 12/23/2025	EUR	500	595
Mexican Bonos, (Mexico),
Series M, 7.50%, 06/03/2027	MXN	17,000	944
Series M, 7.75%, 05/29/2031	MXN	12,000	663
Series M, 7.75%, 11/13/2042	MXN	2,000	105
Series M, 8.50%, 05/31/2029	MXN	1,000	58
Series M, 8.50%, 11/18/2038	MXN	2,000	114
Mexico Government International Bond, (Mexico),
1.13%, 01/17/2030	EUR	1,200	1,079
1.35%, 09/18/2027	EUR	3,075	3,037
1.45%, 10/25/2033	EUR	7,000	5,643
1.63%, 04/08/2026	EUR	200	205
2.13%, 10/25/2051	EUR	2,200	1,366
3.00%, 03/06/2045	EUR	825	668
Reg. S, 3.38%, 02/23/2031	EUR	3,000	3,052

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	127

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
3.50%, 02/12/2034		900	754
3.75%, 04/19/2071		200	133
Reg. S, 4.00%, 03/15/2115	EUR	3,500	2,804
4.40%, 02/12/2052		400	315
4.50%, 04/22/2029		200	194
4.60%, 02/10/2048		250	205
Reg. S, 5.63%, 03/19/2114	GBP	800	737
5.75%, 10/12/2110		80	71
6.75%, 02/06/2024	GBP	100	127
Ministeries Van de Vlaamse Gemeenschap, (Belgium),
Reg. S, 0.30%, 10/20/2031	EUR	900	773
Reg. S, 1.00%, 01/23/2051	EUR	100	61
Reg. S, 1.38%, 11/21/2033	EUR	500	452
Reg. S, 1.50%, 07/12/2038	EUR	100	83
Reg. S, 1.50%, 04/11/2044	EUR	100	76
Reg. S, 3.00%, 10/12/2032	EUR	100	106
Reg. S, 3.25%, 01/12/2043	EUR	200	206
Municipal Finance Authority of British Columbia, (Canada),
1.10%, 06/01/2025	CAD	200	141
2.55%, 10/09/2029	CAD	300	208
2.80%, 12/03/2023	CAD	500	374
Nederlandse Waterschapsbank NV, (Netherlands),
Reg. S, 0.00%, 09/08/2031	EUR	930	790
Reg. S, 0.05%, 01/28/2030	EUR	374	334
0.13%, 09/25/2023	EUR	400	433
Reg. S, 0.38%, 09/28/2046	EUR	169	100
Reg. S, 0.75%, 10/04/2041	EUR	200	143
Reg. S, 1.00%, 03/01/2028	EUR	300	296
Reg. S, 1.25%, 05/27/2036	EUR	140	121
Reg. S, 1.50%, 04/27/2038	EUR	440	385
Reg. S, 1.50%, 06/15/2039	EUR	160	137
Reg. S, 2.75%, 12/17/2029	EUR	1,000	1,064
5.20%, 03/31/2025	CAD	1,000	760
Netherlands Government Bond, (Netherlands),
Reg. S, 0.00%, 01/15/2026 (e)	EUR	1,100	1,111
Reg. S, 0.00%, 01/15/2027 (e)	EUR	1,890	1,864
0.00%, 01/15/2029	EUR	1,030	966
Reg. S, 0.00%, 07/15/2030 (e)	EUR	1,014	918
Reg. S, 0.00%, 07/15/2031 (e)	EUR	2,977	2,626
Reg. S, 0.00%, 01/15/2038 (e)	EUR	1,552	1,136
Reg. S, 0.00%, 01/15/2052 (e)	EUR	2,094	1,110
Reg. S, 0.25%, 07/15/2025 (e)	EUR	2,884	2,968
Reg. S, 0.25%, 07/15/2029 (e)	EUR	799	754
Reg. S, 0.50%, 07/15/2026 (e)	EUR	2,290	2,320
Reg. S, 0.50%, 07/15/2032 (e)	EUR	2,160	1,947
Reg. S, 0.50%, 01/15/2040 (e)	EUR	1,720	1,321
Reg. S, 0.75%, 07/15/2027 (e)	EUR	1,913	1,923
Reg. S, 0.75%, 07/15/2028 (e)	EUR	2,650	2,619
Reg. S, 2.00%, 01/15/2054 (e)	EUR	770	729
Reg. S, 2.50%, 01/15/2033 (e)	EUR	2,288	2,456

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 2.75%, 01/15/2047 (e)	EUR	1,868	2,073
Reg. S, 3.75%, 01/15/2042 (e)	EUR	1,881	2,352
Reg. S, 4.00%, 01/15/2037 (e)	EUR	974	1,207
Reg. S, 5.50%, 01/15/2028 (e)	EUR	1,366	1,657
New South Wales Treasury Corp., (Australia),
Reg. S, 2.00%, 03/20/2031	AUD	200	112
Reg. S, 2.00%, 03/08/2033	AUD	100	53
Reg. S, 2.50%, 11/22/2032	AUD	50	28
Reg. S, 3.00%, 02/20/2030	AUD	200	122
New Zealand Government Bond, (New Zealand),
Series 425, Reg. S, 2.75%, 04/15/2025	NZD	170	100
Series 429, 3.00%, 04/20/2029	NZD	110	62
Series 528, 0.25%, 05/15/2028	NZD	700	349
Series 532, 2.00%, 05/15/2032	NZD	80	40
Series 551, 2.75%, 05/15/2051	NZD	40	17
New Zealand Local Government Funding Agency Bond, (New Zealand),
Reg. S, 2.00%, 04/15/2037	NZD	250	103
3.50%, 04/14/2033	NZD	300	159
Northern Territory Treasury Corp., (Australia), Reg. S, 2.00%, 04/21/2031	AUD	300	166
Norway Government Bond, (Norway),
Series 476, Reg. S, 3.00%, 03/14/2024 (e)	NOK	6,073	562
Series 477, Reg. S, 1.75%, 03/13/2025 (e)	NOK	6,500	582
Series 478, Reg. S, 1.50%, 02/19/2026 (e)	NOK	4,500	393
Series 479, Reg. S, 1.75%, 02/17/2027 (e)	NOK	3,070	266
Series 480, Reg. S, 2.00%, 04/26/2028 (e)	NOK	6,510	558
Series 481, Reg. S, 1.75%, 09/06/2029 (e)	NOK	3,040	252
Series 482, Reg. S, 1.38%, 08/19/2030 (e)	NOK	7,050	561
Series 483, Reg. S, 1.25%, 09/17/2031 (e)	NOK	7,444	575
Series 484, Reg. S, 2.13%, 05/18/2032 (e)	NOK	5,867	482
Series 485, Reg. S, 3.50%, 10/06/2042 (e)	NOK	1,280	122
Series 486, Reg. S, 3.00%, 08/15/2033 (e)	NOK	1,400	123
OMERS Finance Trust, (Canada), 0.45%, 05/13/2025 (e)	EUR	250	256
Reg. S, 0.45%, 05/13/2025	EUR	2,700	2,762
Ontario Electricity Financial Corp., (Canada), Series 40, Zero Coupon, 04/11/2031		CAD 1,500	821
Ontario Teachers’ Finance Trust, (Canada),
Reg. S, 0.50%, 05/06/2025	EUR	6,800	6,962

SEE NOTES TO FINANCIAL STATEMENTS.

128	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 0.90%, 05/20/2041	EUR	1,650	1,175
Reg. S, 1.85%, 05/03/2032	EUR	10,000	9,498
Reg. S, 3.30%, 10/05/2029	EUR	800	857
Panama Government International Bond, (Panama),
3.30%, 01/19/2033		400	334
4.50%, 01/19/2063		400	292
Peruvian Government International Bond, (Peru), 1.25%, 03/11/2033	EUR	2,000	1,637
Reg. S, 1.95%, 11/17/2036	EUR	1,000	787
Reg. S, 2.75%, 01/30/2026	EUR	825	870
2.78%, 01/23/2031		110	94
3.00%, 01/15/2034		570	473
3.23%, 07/28/2121		25	15
3.55%, 03/10/2051		75	56
Reg. S, 6.90%, 08/12/2037	PEN	1,000	271
Philippine Government International Bond, (Philippines),
1.20%, 04/28/2033	EUR	5,000	4,149
1.65%, 06/10/2031		200	157
1.75%, 04/28/2041	EUR	1,000	706
3.20%, 07/06/2046		200	147
5.61%, 04/13/2033		700	738
9.50%, 02/02/2030		100	125
Portugal Obrigacoes do Tesouro OT, (Portugal),
Reg. S, 0.30%, 10/17/2031 (e)	EUR	1,092	954
Reg. S, 0.48%, 10/18/2030 (e)	EUR	377	344
Reg. S, 0.70%, 10/15/2027 (e)	EUR	1,675	1,663
Reg. S, 0.90%, 10/12/2035 (e)	EUR	861	705
Reg. S, 1.00%, 04/12/2052 (e)	EUR	530	317
Reg. S, 1.15%, 04/11/2042 (e)	EUR	395	293
Reg. S, 1.65%, 07/16/2032 (e)	EUR	1,210	1,167
Reg. S, 1.95%, 06/15/2029 (e)	EUR	1,803	1,857
Reg. S, 2.13%, 10/17/2028 (e)	EUR	1,047	1,095
Reg. S, 2.88%, 10/15/2025 (e)	EUR	1,500	1,631
Reg. S, 2.88%, 07/21/2026 (e)	EUR	1,710	1,861
Reg. S, 3.50%, 06/18/2038 (e)	EUR	700	762
Reg. S, 3.88%, 02/15/2030 (e)	EUR	1,020	1,170
Reg. S, 4.10%, 04/15/2037 (e)	EUR	837	974
Reg. S, 4.10%, 02/15/2045 (e)	EUR	640	759
Reg. S, 4.13%, 04/14/2027 (e)	EUR	480	545
Series 15Y, Reg. S, 2.25%, 04/18/2034 (e)	EUR	656	649
Province of Alberta Canada, (Canada),
Reg. S, 1.40%, 02/20/2029	SEK	2,000	159
2.20%, 06/01/2026	CAD	600	426
Province of British Columbia Canada, (Canada),
2.80%, 06/18/2048	CAD	400	241
7.25%, 09/01/2036		300	378
7.88%, 11/30/2023	CAD	620	471
Province of Manitoba Canada, (Canada), 2.75%, 06/02/2029	CAD	500	353

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Province of Nova Scotia Canada, (Canada), 3.45%, 06/01/2045	CAD	200	134
Province of Ontario Canada, (Canada),
Reg. S, 0.01%, 11/25/2030	EUR	3,000	2,563
Reg. S, 0.25%, 12/15/2026	GBP	1,900	1,997
Reg. S, 0.25%, 06/09/2031	EUR	3,000	2,563
Reg. S, 0.50%, 12/15/2023	GBP	500	620
Reg. S, 0.63%, 04/17/2025	EUR	400	412
Reg. S, 0.88%, 01/21/2025	EUR	1,000	1,042
5.60%, 06/02/2035	CAD	300	260
Province of Quebec Canada, (Canada),
Reg. S, 0.25%, 05/05/2031	EUR	8,000	6,883
Reg. S, 0.50%, 01/25/2032	EUR	3,000	2,578
Reg. S, 0.88%, 05/04/2027	EUR	3,500	3,459
Reg. S, 0.88%, 07/05/2028	EUR	1,025	987
Reg. S, 2.38%, 01/22/2024	EUR	425	460
3.50%, 12/01/2045	CAD	200	137
Series PD, 7.50%, 09/15/2029		100	116
Province of Saskatchewan Canada, (Canada), 3.30%, 06/02/2048	CAD	400	263
Queensland Treasury Corp., (Australia),
Reg. S, 1.75%, 08/21/2031 (e)	AUD	600	326
Series 27, Reg. S, 2.75%, 08/20/2027 (e)	AUD	400	251
Regiao Autonoma Madeira, (Portugal), 0.94%, 05/29/2032	EUR	200	175
Regie Autonome des Transports Parisiens, (France),
Reg. S, 0.38%, 06/15/2024	EUR	300	317
Reg. S, 0.40%, 12/19/2036	EUR	567	533
Reg. S, 0.88%, 05/25/2027	EUR	100	99
Reg. S, 1.75%, 05/25/2031	EUR	500	490
Reg. S, 1.88%, 05/25/2032	EUR	100	97
Region of Ile de France, (France),
Reg. S, 0.00%, 04/20/2028	EUR	200	187
Reg. S, 0.50%, 06/14/2025	EUR	200	205
Reg. S, 0.63%, 04/23/2027	EUR	200	197
Reg. S, 2.23%, 07/19/2032	EUR	200	199
Region Wallonne Belgium, (Belgium),
Reg. S, 0.25%, 05/03/2026	EUR	300	299
Reg. S, 0.38%, 10/22/2031	EUR	100	86
Reg. S, 0.50%, 06/22/2037	EUR	100	73
Reg. S, 1.05%, 06/22/2040	EUR	100	73
Reg. S, 1.25%, 05/03/2034	EUR	200	174
Reg. S, 1.38%, 04/06/2032	EUR	200	185
Reg. S, 3.25%, 06/22/2033	EUR	600	641
Reg. S, 3.50%, 03/15/2043	EUR	100	105
Republic of Austria Government Bond, (Austria),
Reg. S, 0.00%, 07/15/2024 (e)	EUR	280	295
Reg. S, 0.00%, 04/20/2025 (e)	EUR	1,300	1,337
Reg. S, 0.00%, 10/20/2028 (e)	EUR	490	457
Reg. S, 0.00%, 02/20/2030 (e)	EUR	1,178	1,058
Reg. S, 0.00%, 02/20/2031 (e)	EUR	2,094	1,823

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	129

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 0.00%, 10/20/2040 (e)	EUR	460	297
Reg. S, 0.25%, 10/20/2036 (e)	EUR	1,450	1,099
Reg. S, 0.50%, 04/20/2027 (e)	EUR	1,100	1,093
Reg. S, 0.50%, 02/20/2029 (e)	EUR	1,219	1,161
Reg. S, 0.70%, 04/20/2071 (e)	EUR	451	222
Reg. S, 0.75%, 10/20/2026 (e)	EUR	1,000	1,013
Reg. S, 0.75%, 02/20/2028 (e)	EUR	2,740	2,701
Reg. S, 0.75%, 03/20/2051 (e)	EUR	1,362	861
Reg. S, 0.85%, 06/30/2120 (e)	EUR	300	134
Reg. S, 0.90%, 02/20/2032 (e)	EUR	1,890	1,737
Reg. S, 1.20%, 10/20/2025 (e)	EUR	1,760	1,837
Reg. S, 1.50%, 02/20/2047 (e)	EUR	895	718
Reg. S, 1.50%, 11/02/2086 (e)	EUR	190	124
Reg. S, 1.85%, 05/23/2049 (e)	EUR	570	488
Reg. S, 2.00%, 07/15/2026 (e)	EUR	270	285
Reg. S, 2.10%, 09/20/2117 (e)	EUR	756	604
Reg. S, 2.40%, 05/23/2034 (e)	EUR	673	690
Reg. S, 2.90%, 02/20/2033 (e)	EUR	690	744
Reg. S, 3.15%, 06/20/2044 (e)	EUR	948	1,047
Reg. S, 3.15%, 10/20/2053 (e)	EUR	300	331
Reg. S, 3.80%, 01/26/2062 (e)	EUR	370	471
Reg. S, 4.15%, 03/15/2037 (e)	EUR	1,195	1,452
Reg. S, 4.85%, 03/15/2026 (e)	EUR	1,661	1,890
Reg. S, 6.25%, 07/15/2027	EUR	133	162
Series 1, Reg. S, 1.65%, 10/21/2024 (e)	EUR	1,468	1,567
Republic of Austria Government International Bond, (Austria), Reg. S, 5.38%, 12/01/2034 (e)	CAD	200	166
Republic of Italy Government International Bond, (Italy),
1.25%, 02/17/2026		2,000	1,785
2.88%, 10/17/2029		200	174
Reg. S, (ICE EURIBOR Swap Rate 30 Year + 0.00%), 4.25%, 06/28/2029 (aa)		EUR 1,000	1,116
Reg. S, 5.13%, 07/31/2024	EUR	520	573
5.20%, 07/31/2034	EUR	200	232
Reg. S, 6.00%, 08/04/2028	GBP	1,050	1,297
Republic of Poland Government Bond, (Poland),
Series 424, 2.50%, 04/25/2024	PLN	1,639	392
Series 425, 0.75%, 04/25/2025	PLN	1,810	407
Series 428, 2.75%, 04/25/2028	PLN	6,310	1,363
Series 429, 5.75%, 04/25/2029	PLN	530	131
Series 432, 1.75%, 04/25/2032	PLN	4,323	775
Series 447, 4.00%, 04/25/2047	PLN	373	71
Series 725, 3.25%, 07/25/2025	PLN	4,160	973
Series 726, 2.50%, 07/25/2026	PLN	4,870	1,092
Series 727, 2.50%, 07/25/2027	PLN	8,450	1,844
Series 1024, 2.25%, 10/25/2024	PLN	5,960	1,398
Series 1026, 0.25%, 10/25/2026	PLN	6,040	1,246
Series 1029, 2.75%, 10/25/2029	PLN	3,773	790
Series 1030, 1.25%, 10/25/2030	PLN	4,143	759
Series 1033, 6.00%, 10/25/2033	PLN	1,730	432

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Republic of Poland Government International Bond, (Poland),
Reg. S, 0.00%, 07/07/2023	EUR	425	463
Reg. S, 0.00%, 02/10/2025	EUR	160	164
Reg. S, 0.88%, 05/10/2027	EUR	1,900	1,878
Reg. S, 1.13%, 08/07/2026	EUR	1,825	1,860
Reg. S, 1.38%, 10/22/2027	EUR	6,000	5,976
Reg. S, 2.00%, 03/08/2049	EUR	53	39
Reg. S, 2.38%, 01/18/2036	EUR	1,000	906
Reg. S, 2.75%, 05/25/2032	EUR	3,000	2,988
Reg. S, 4.25%, 02/14/2043	EUR	5,000	5,360
Reg. S, 5.25%, 01/20/2025	EUR	1,000	1,113
Romania Government Bond, (Romania),
Series 5Y, 3.25%, 06/24/2026	RON	2,215	445
Series 5Y, 3.65%, 07/28/2025	RON	9,970	2,078
Series 5Y, 4.25%, 04/28/2036	RON	1,215	207
Series 7Y, 2.50%, 10/25/2027	RON	1,350	251
Series 8Y, 4.15%, 01/26/2028	RON	1,930	382
Series 10YR, 4.15%, 10/24/2030	RON	3,055	569
Series 10Y, 6.70%, 02/25/2032	RON	3,130	683
Series 10Y, 8.25%, 09/29/2032	RON	3,330	802
Romanian Government International Bond, (Romania),
Reg. S, 1.38%, 12/02/2029	EUR	2,000	1,689
Reg. S, 1.75%, 07/13/2030	EUR	1,000	830
Reg. S, 2.00%, 04/14/2033	EUR	1,500	1,153
Reg. S, 2.12%, 07/16/2031	EUR	3,000	2,477
Reg. S, 2.13%, 03/07/2028	EUR	3,000	2,836
Reg. S, 2.38%, 04/19/2027	EUR	2,000	1,989
Reg. S, 2.63%, 12/02/2040	EUR	1,000	662
Reg. S, 2.75%, 10/29/2025	EUR	6,000	6,326
Reg. S, 2.75%, 02/26/2026	EUR	15	16
Reg. S, 2.75%, 04/14/2041	EUR	800	534
Reg. S, 2.88%, 10/28/2024	EUR	1,475	1,582
Reg. S, 2.88%, 04/13/2042	EUR	1,000	668
Reg. S, 3.38%, 02/08/2038	EUR	1,425	1,115
Reg. S, 3.38%, 01/28/2050	EUR	1,265	862
Reg. S, 3.62%, 05/26/2030	EUR	1,875	1,790
Reg. S, 3.75%, 02/07/2034	EUR	1,000	880
Reg. S, 3.88%, 10/29/2035	EUR	5,000	4,312
Reg. S, 5.00%, 09/27/2026	EUR	1,000	1,094
Reg. S, 6.63%, 09/27/2029	EUR	2,000	2,262
Saudi Government International Bond, (Saudi Arabia),
Reg. S, 0.75%, 07/09/2027	EUR	2,200	2,121
Reg. S, 2.00%, 07/09/2039	EUR	1,200	936
SFIL SA, (France),
Reg. S, 0.05%, 06/04/2029	EUR	800	723
Reg. S, 1.50%, 03/05/2032	EUR	300	285
Singapore Government Bond, (Singapore),
1.88%, 03/01/2050	SGD	53	35
2.13%, 06/01/2026	SGD	134	96
2.38%, 07/01/2039	SGD	60	42
2.75%, 03/01/2046	SGD	60	46

SEE NOTES TO FINANCIAL STATEMENTS.

130	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
2.88%, 07/01/2029	SGD	150	109
2.88%, 09/01/2030	SGD	1,215	885
3.38%, 09/01/2033	SGD	340	258
Slovakia Government Bond, (Slovakia),
Series 231, 0.63%, 05/22/2026	EUR	860	863
Series 232, Reg. S, 1.88%, 03/09/2037	EUR	160	138
Series 233, Reg. S, 2.00%, 10/17/2047	EUR	280	216
Series 234, Reg. S, 1.00%, 06/12/2028	EUR	700	679
Series 235, Reg. S, 2.25%, 06/12/2068	EUR	99	76
Series 236, Reg. S, 0.75%, 04/09/2030	EUR	420	381
Series 238, Reg. S, 0.25%, 05/14/2025	EUR	690	706
Series 239, Reg. S, 1.00%, 05/14/2032	EUR	718	629
Series 241, Reg. S, 0.13%, 06/17/2027	EUR	162	155
Series 242, Reg. S, 0.38%, 04/21/2036	EUR	379	269
Series 243, Reg. S, 1.00%, 10/13/2051	EUR	280	159
Series 244, Reg. S, 4.00%, 10/19/2032	EUR	80	89
Series 245, Reg. S, 3.75%, 02/23/2035	EUR	840	905
Slovenia Government Bond, (Slovenia),
Series RS66, Reg. S, 4.63%, 09/09/2024	EUR	319	356
Series RS70, Reg. S, 5.13%, 03/30/2026	EUR	470	537
Series RS74, Reg. S, 1.50%, 03/25/2035	EUR	120	105
Series RS76, Reg. S, 3.13%, 08/07/2045	EUR	160	162
Series RS77, Reg. S, 2.25%, 03/03/2032	EUR	130	131
Series RS78, Reg. S, 1.75%, 11/03/2040	EUR	212	175
Series RS80, Reg. S, 1.00%, 03/06/2028	EUR	500	490
Series RS82, Reg. S, 0.28%, 01/14/2030	EUR	586	526
Series RS84, Reg. S, 0.88%, 07/15/2030	EUR	190	176
Series RS85, Reg. S, 0.49%, 10/20/2050	EUR	190	99
Series RS87, Reg. S, 0.69%, 03/03/2081	EUR	121	58
Series RS91, Reg. S, 3.63%, 03/11/2033	EUR	760	855
SNCF Reseau, (France),
Reg. S, 0.88%, 01/22/2029	EUR	200	191
Reg. S, 1.00%, 11/09/2031	EUR	300	273
Reg. S, 1.13%, 05/19/2027	EUR	500	501
Reg. S, 1.13%, 05/25/2030	EUR	500	475
Reg. S, 1.50%, 05/29/2037	EUR	300	256
Reg. S, 2.00%, 11/12/2026	CHF	300	336
Reg. S, 2.00%, 02/05/2048	EUR	100	78
Reg. S, 2.25%, 12/20/2047	EUR	100	83
Reg. S, 3.13%, 10/25/2028	EUR	500	540
4.70%, 06/01/2035	CAD	100	79
Reg. S, 4.83%, 03/25/2060	GBP	2,000	2,438

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Reg. S, 5.00%, 10/10/2033	EUR	200	247
Reg. S, 5.00%, 03/11/2052	GBP	145	178
Reg. S, 5.25%, 12/07/2028	GBP	300	378
Societe Du Grand Paris EPIC, (France),
Reg. S, 0.00%, 11/25/2030	EUR	400	344
Reg. S, 0.30%, 09/02/2036	EUR	200	145
Reg. S, 0.70%, 10/15/2060	EUR	300	128
Reg. S, 0.88%, 05/10/2046	EUR	100	62
Reg. S, 1.00%, 11/26/2051	EUR	200	115
Reg. S, 1.13%, 10/22/2028	EUR	700	685
Reg. S, 1.13%, 05/25/2034	EUR	200	173
Reg. S, 1.70%, 05/25/2050	EUR	300	219
Reg. S, 3.50%, 05/25/2043	EUR	500	530
Reg. S, 3.70%, 05/25/2053	EUR	200	218
Societe Nationale SNCF SA, (France),
Reg. S, 0.63%, 04/17/2030	EUR	500	455
Reg. S, 1.00%, 05/25/2040	EUR	100	72
Reg. S, 1.00%, 01/19/2061	EUR	100	46
Reg. S, 1.50%, 02/02/2029	EUR	300	296
Reg. S, 3.38%, 05/25/2033	EUR	200	218
Reg. S, 5.38%, 03/18/2027	GBP	400	499
South Australian Government Financing Authority, (Australia), Reg. S, 2.00%, 05/23/2036	AUD	89	43
Spain Government Bond, (Spain),
Reg. S, 0.00%, 01/31/2025 (e)	EUR	5,469	5,651
Reg. S, 0.00%, 05/31/2025 (e)	EUR	2,600	2,656
Reg. S, 0.00%, 01/31/2026 (e)	EUR	3,200	3,205
Reg. S, 0.00%, 01/31/2027 (e)	EUR	1,730	1,680
Reg. S, 0.00%, 01/31/2028 (e)	EUR	3,878	3,653
Reg. S, 0.10%, 04/30/2031 (e)	EUR	1,030	881
Reg. S, 0.50%, 04/30/2030 (e)	EUR	6,473	5,895
Reg. S, 0.50%, 10/31/2031 (e)	EUR	3,588	3,128
Reg. S, 0.60%, 10/31/2029 (e)	EUR	980	911
Reg. S, 0.70%, 04/30/2032 (e)	EUR	2,660	2,330
Reg. S, 0.80%, 07/30/2027 (e)	EUR	3,441	3,405
Reg. S, 0.80%, 07/30/2029 (e)	EUR	1,100	1,040
Reg. S, 0.85%, 07/30/2037 (e)	EUR	4,393	3,339
Reg. S, 1.00%, 07/30/2042 (e)	EUR	1,293	887
Reg. S, 1.00%, 10/31/2050 (e)	EUR	2,900	1,688
Reg. S, 1.20%, 10/31/2040 (e)	EUR	2,511	1,866
Reg. S, 1.25%, 10/31/2030 (e)	EUR	2,458	2,334
Reg. S, 1.30%, 10/31/2026 (e)	EUR	1,651	1,690
Reg. S, 1.40%, 04/30/2028 (e)	EUR	3,456	3,466
Reg. S, 1.40%, 07/30/2028 (e)	EUR	1,511	1,509
Reg. S, 1.45%, 10/31/2027 (e)	EUR	4,440	4,494
Reg. S, 1.45%, 04/30/2029 (e)	EUR	5,130	5,078
Reg. S, 1.45%, 10/31/2071 (e)	EUR	549	289
Reg. S, 1.50%, 04/30/2027 (e)	EUR	1,325	1,355
Reg. S, 1.60%, 04/30/2025 (e)	EUR	2,810	2,966
Reg. S, 1.85%, 07/30/2035 (e) (ee)	EUR	2,233	2,042
Reg. S, 1.90%, 10/31/2052 (e)	EUR	1,212	874
Reg. S, 1.95%, 04/30/2026 (e)	EUR	2,228	2,340
Reg. S, 1.95%, 07/30/2030 (e)	EUR	1,340	1,344

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	131

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 2.15%, 10/31/2025 (e)	EUR	3,525	3,745
Reg. S, 2.35%, 07/30/2033 (e)	EUR	2,091	2,079
Reg. S, 2.55%, 10/31/2032 (e)	EUR	3,290	3,363
Reg. S, 2.80%, 05/31/2026 (e)	EUR	1,600	1,717
Reg. S, 2.90%, 10/31/2046 (e)	EUR	1,463	1,379
Reg. S, 3.15%, 04/30/2033 (e)	EUR	4,020	4,298
Reg. S, 3.45%, 07/30/2043 (e)	EUR	1,480	1,531
Reg. S, 3.45%, 07/30/2066 (e)	EUR	1,660	1,640
Reg. S, 4.20%, 01/31/2037 (e)	EUR	773	898
Reg. S, 4.65%, 07/30/2025 (e)	EUR	1,956	2,185
Reg. S, 4.70%, 07/30/2041 (e)	EUR	1,404	1,727
Reg. S, 4.90%, 07/30/2040 (e)	EUR	2,689	3,374
Reg. S, 5.15%, 10/31/2028 (e)	EUR	1,476	1,758
Reg. S, 5.15%, 10/31/2044 (e)	EUR	1,421	1,856
5.75%, 07/30/2032	EUR	1,706	2,215
Reg. S, 5.90%, 07/30/2026 (e)	EUR	2,920	3,419
6.00%, 01/31/2029	EUR	1,780	2,212
Series 5YR, Reg. S, 0.25%, 07/30/2024 (e)	EUR	1,223	1,287
Series 30Y, Reg. S, 2.70%, 10/31/2048 (e)	EUR	2,634	2,364
State of Brandenburg, (Germany),
Reg. S, 0.13%, 01/26/2046	EUR	259	145
Reg. S, 1.45%, 11/26/2038	EUR	180	155
Reg. S, 2.50%, 01/25/2029	EUR	200	211
Reg. S, 3.00%, 02/27/2032	EUR	200	218
State of Bremen, (Germany),
Series 215, Reg. S, 1.20%, 01/30/2034	EUR	40	36
Series 224, Reg. S, 0.40%, 08/20/2049	EUR	30	17
Series 232, Reg. S, 0.55%, 02/04/2050	EUR	30	17
Series 247, Reg. S, 0.15%, 09/14/2040	EUR	210	137
Series 250, Reg. S, 0.01%, 10/06/2028	EUR	640	593
Series 258, Reg. S, 0.50%, 05/06/2041	EUR	138	95
State of Hesse, (Germany),
Reg. S, 0.13%, 10/10/2031	EUR	203	175
Reg. S, 0.88%, 12/10/2024	EUR	600	629
Series 1801, Reg. S, 0.63%, 08/02/2028	EUR	230	221
Series 2006, Reg. S, 0.01%, 03/11/2030	EUR	100	89
Series 2301, 2.88%, 01/10/2033	EUR	800	865
State of Israel, (Israel), 3.38%, 01/15/2050		200	150
State of Lower Saxony, (Germany),
Reg. S, 0.00%, 02/11/2027	EUR	1,310	1,269
Reg. S, 0.01%, 01/10/2031	EUR	479	417
Reg. S, 0.05%, 03/09/2035	EUR	277	212
Reg. S, 0.38%, 05/14/2029	EUR	500	466
Reg. S, 1.50%, 10/17/2029	EUR	200	199
Series 884, Reg. S, 0.88%, 10/25/2028	EUR	320	311
Series 898, Reg. S, 0.01%, 08/13/2030	EUR	149	131
Series 901, Reg. S, 0.01%, 11/25/2027	EUR	640	607

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

State of North Rhine-Westphalia Germany, (Germany),
Reg. S, 0.00%, 01/15/2029	EUR	161	148
Reg. S, 0.20%, 04/09/2030	EUR	694	626
Reg. S, 0.20%, 01/27/2051	EUR	270	135
Reg. S, 0.38%, 09/02/2050	EUR	713	385
Reg. S, 0.50%, 11/25/2039	EUR	110	79
Reg. S, 0.75%, 08/16/2041	EUR	360	259
Reg. S, 0.80%, 07/30/2049	EUR	100	64
Reg. S, 0.90%, 11/15/2028	EUR	600	583
Reg. S, 0.95%, 03/13/2028	EUR	144	142
Reg. S, 0.95%, 01/10/2121	EUR	195	83
Reg. S, 1.00%, 10/16/2046	EUR	300	211
Reg. S, 1.38%, 01/15/2120	EUR	434	230
Reg. S, 1.45%, 02/16/2043	EUR	100	81
Reg. S, 1.45%, 01/19/2122	EUR	150	82
Reg. S, 1.65%, 02/22/2038	EUR	480	431
Reg. S, 1.65%, 05/16/2047	EUR	620	505
Reg. S, 1.75%, 10/26/2057	EUR	172	132
Reg. S, 1.75%, 07/11/2068	EUR	104	73
Reg. S, 1.95%, 09/26/2078	EUR	254	188
Reg. S, 2.13%, 06/13/2025	GBP	1,000	1,180
Reg. S, 2.15%, 03/21/2119	EUR	376	286
Reg. S, 2.75%, 01/15/2032	EUR	430	460
Reg. S, 2.90%, 01/15/2053	EUR	390	407
Reg. S, 3.40%, 03/07/2073	EUR	180	205
Series 15YR, Reg. S, 0.00%, 10/12/2035	EUR	654	488
Series 15YR, Reg. S, 1.10%, 03/13/2034	EUR	240	216
Series 1250, Reg. S, 2.38%, 05/13/2033	EUR	350	361
Series 1409, Reg. S, 0.50%, 04/16/2026	EUR	980	986
Series 1439, Reg. S, 1.55%, 06/16/2048	EUR	200	158
State of Rhineland-Palatinate, (Germany),
Reg. S, 0.01%, 01/21/2031	EUR	410	357
Reg. S, 0.38%, 01/26/2027	EUR	220	216
Reg. S, 0.38%, 03/10/2051	EUR	200	107
Reg. S, 0.75%, 01/19/2026	EUR	725	738
State of Saarland, (Germany), Reg. S, 0.05%, 11/05/2040	EUR	68	44
State of Saxony-Anhalt, (Germany),
Reg. S, 0.00%, 03/10/2031	EUR	280	243
0.35%, 02/09/2032	EUR	100	87
Reg. S, 0.50%, 03/24/2051	EUR	123	69
Series 10Y, Reg. S, 0.75%, 01/29/2029	EUR	200	192
State of Schleswig-Holstein Germany, (Germany),
Reg. S, 0.05%, 07/08/2031	EUR	400	345
Reg. S, 0.13%, 06/12/2029	EUR	331	303
Reg. S, 0.38%, 02/08/2027	EUR	310	305
Reg. S, 0.50%, 03/22/2029	EUR	140	132
Reg. S, 0.63%, 08/31/2028	EUR	140	135

SEE NOTES TO FINANCIAL STATEMENTS.

132	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
State of the Grand-Duchy of Luxembourg, (Luxembourg),
Reg. S, 0.00%, 03/24/2031	EUR	103	89
Reg. S, 0.00%, 09/14/2032	EUR	400	333
Reg. S, 1.38%, 05/25/2029	EUR	380	378
Reg. S, 1.75%, 05/25/2042	EUR	360	317
States of Guernsey Bond, (Guernsey), Reg. S, 3.38%, 12/12/2046	GBP	200	191
Svensk Exportkredit AB, (Sweden),
Zero Coupon, 05/11/2037		224	112
Reg. S, 2.00%, 06/30/2027	EUR	1,000	1,031
Sweden Government Bond, (Sweden),
Series 1053, Reg. S, 3.50%, 03/30/2039	SEK	3,890	400
Series 1056, Reg. S, 2.25%, 06/01/2032	SEK	9,200	832
Series 1058, Reg. S, 2.50%, 05/12/2025 (e)	SEK	5,100	465
Series 1059, Reg. S, 1.00%, 11/12/2026	SEK	17,300	1,499
Series 1060, Reg. S, 0.75%, 05/12/2028 (e)	SEK	16,175	1,362
Series 1061, Reg. S, 0.75%, 11/12/2029 (e)	SEK	7,090	584
Series 1062, Reg. S, 0.13%, 05/12/2031 (e)	SEK	5,705	436
Series 1063, Reg. S, 0.50%, 11/24/2045	SEK	2,100	125
Series 1064, Reg. S, 1.38%, 06/23/2071 (e)	SEK	570	32
Series 1065, Reg. S, 1.75%, 11/11/2033	SEK	2,830	244
Swiss Confederation Government Bond, (Switzerland),
Reg. S, 0.00%, 06/22/2029	CHF	670	705
Reg. S, 0.00%, 06/26/2034	CHF	1,179	1,185
Reg. S, 0.00%, 07/24/2039	CHF	1,059	1,009
Reg. S, 0.50%, 05/27/2030	CHF	540	585
Reg. S, 0.50%, 06/27/2032	CHF	990	1,062
Reg. S, 0.50%, 06/28/2045	CHF	160	163
Reg. S, 0.50%, 05/24/2055	CHF	222	221
Reg. S, 0.50%, 05/30/2058	CHF	160	159
Reg. S, 1.25%, 06/11/2024	CHF	410	457
Reg. S, 1.25%, 05/28/2026	CHF	550	616
Reg. S, 1.25%, 06/27/2037	CHF	330	381
Reg. S, 1.50%, 07/24/2025	CHF	190	213
Reg. S, 1.50%, 04/30/2042	CHF	240	293
Reg. S, 2.00%, 06/25/2064	CHF	411	656
Reg. S, 2.25%, 06/22/2031	CHF	52	64
Reg. S, 3.25%, 06/27/2027	CHF	510	618
Reg. S, 4.00%, 04/08/2028	CHF	663	843
Reg. S, 4.00%, 01/06/2049	CHF	440	836
Thailand Government Bond, (Thailand),
1.45%, 12/17/2024	THB	3,270	91

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

1.59%, 12/17/2035	THB	1,400	35
1.60%, 12/17/2029	THB	54,000	1,445
2.13%, 12/17/2026	THB	4,024	113
2.65%, 06/17/2028	THB	1,000	29
2.88%, 06/17/2046	THB	1,430	38
3.40%, 06/17/2036	THB	4,000	120
3.45%, 06/17/2043	THB	980	29
3.65%, 06/20/2031	THB	3,480	106
4.00%, 06/17/2066	THB	1,620	49
Tokyo Metropolitan Government, (Japan), Reg. S, 0.75%, 07/16/2025		1,000	911
Treasury Corp. of Victoria, (Australia),
2.25%, 11/20/2034	AUD	500	257
2.25%, 11/20/2041	AUD	500	214
Reg. S, 2.50%, 10/22/2029	AUD	200	119
Reg. S, 4.75%, 09/15/2036	AUD	100	65
Tyollisyysrahasto, (Finland), 0.01%, 06/16/2027	EUR	200	191
U.S. Treasury Notes,
2.63%, 04/15/2025		2,000	1,918
4.13%, 09/30/2027		507	504
UNEDIC ASSEO, (France),
Reg. S, 0.00%, 03/05/2030	EUR	100	89
Reg. S, 0.00%, 11/19/2030	EUR	200	175
Reg. S, 0.01%, 05/25/2031	EUR	1,700	1,467
Reg. S, 0.10%, 11/25/2026	EUR	600	587
Reg. S, 0.25%, 11/25/2029	EUR	1,000	914
Reg. S, 0.25%, 07/16/2035	EUR	300	232
Reg. S, 0.50%, 05/25/2036	EUR	300	231
Reg. S, 0.63%, 03/03/2026	EUR	100	101
Reg. S, 1.25%, 10/21/2027	EUR	200	201
Reg. S, 1.25%, 05/25/2033	EUR	200	184
Reg. S, 1.75%, 11/25/2032	EUR	300	293
United Kingdom Gilt, (United Kingdom),
Reg. S, 0.13%, 01/30/2026	GBP	5,130	5,744
Reg. S, 0.13%, 01/31/2028	GBP	6,677	6,871
Reg. S, 0.25%, 01/31/2025	GBP	4,950	5,804
Reg. S, 0.25%, 07/31/2031	GBP	6,396	5,864
Reg. S, 0.38%, 10/22/2026	GBP	2,207	2,401
Reg. S, 0.38%, 10/22/2030	GBP	5,902	5,620
Reg. S, 0.50%, 01/31/2029	GBP	4,670	4,717
Reg. S, 0.50%, 10/22/2061	GBP	3,012	1,211
Reg. S, 0.63%, 06/07/2025	GBP	4,858	5,650
Reg. S, 0.63%, 07/31/2035	GBP	6,084	4,996
Reg. S, 0.63%, 10/22/2050	GBP	3,556	1,832
Reg. S, 0.88%, 10/22/2029	GBP	2,750	2,800
Reg. S, 0.88%, 07/31/2033	GBP	3,561	3,240
Reg. S, 0.88%, 01/31/2046	GBP	2,859	1,788
Reg. S, 1.00%, 01/31/2032	GBP	3,752	3,623
Reg. S, 1.13%, 01/31/2039	GBP	2,046	1,623
Reg. S, 1.13%, 10/22/2073	GBP	1,127	557
Reg. S, 1.25%, 07/22/2027	GBP	3,271	3,607
Reg. S, 1.25%, 10/22/2041	GBP	3,291	2,508
Reg. S, 1.25%, 07/31/2051	GBP	3,396	2,137

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	133

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
Foreign Government Securities — continued
Reg. S, 1.50%, 07/22/2026	GBP	4,270	4,885
Reg. S, 1.50%, 07/22/2047	GBP	2,153	1,545
Reg. S, 1.50%, 07/31/2053	GBP	1,940	1,287
Reg. S, 1.63%, 10/22/2028	GBP	3,325	3,625
Reg. S, 1.63%, 10/22/2054	GBP	2,201	1,505
Reg. S, 1.63%, 10/22/2071	GBP	2,120	1,335
Reg. S, 1.75%, 09/07/2037	GBP	1,989	1,805
Reg. S, 1.75%, 01/22/2049	GBP	5,200	3,909
Reg. S, 1.75%, 07/22/2057	GBP	3,284	2,314
Reg. S, 2.00%, 09/07/2025	GBP	4,923	5,823
Reg. S, 2.50%, 07/22/2065	GBP	2,112	1,810
Reg. S, 2.75%, 09/07/2024	GBP	3,800	4,679
Reg. S, 3.25%, 01/31/2033	GBP	3,560	4,122
Reg. S, 3.25%, 01/22/2044	GBP	7,420	7,837
Reg. S, 3.50%, 01/22/2045	GBP	3,387	3,700
Reg. S, 3.50%, 07/22/2068	GBP	2,089	2,307
Reg. S, 3.75%, 01/29/2038	GBP	6,100	7,108
Reg. S, 3.75%, 07/22/2052	GBP	1,027	1,164
Reg. S, 3.75%, 10/22/2053	GBP	3,040	3,431
Reg. S, 4.00%, 01/22/2060	GBP	1,628	1,975
Reg. S, 4.00%, 10/22/2063	GBP	990	1,207
Reg. S, 4.13%, 01/29/2027	GBP	4,570	5,599
Reg. S, 4.25%, 12/07/2027	GBP	2,300	2,850
Reg. S, 4.25%, 06/07/2032	GBP	1,620	2,047
Reg. S, 4.25%, 03/07/2036	GBP	999	1,246
Reg. S, 4.25%, 09/07/2039	GBP	894	1,101
Reg. S, 4.25%, 12/07/2040	GBP	2,985	3,671
Reg. S, 4.25%, 12/07/2046	GBP	3,948	4,830
Reg. S, 4.25%, 12/07/2049 (ff)	GBP	1,387	1,703
Reg. S, 4.25%, 12/07/2055	GBP	1,689	2,107
Reg. S, 4.50%, 09/07/2034	GBP	1,549	1,983
Reg. S, 4.50%, 12/07/2042	GBP	1,215	1,542
Reg. S, 4.75%, 12/07/2030	GBP	3,076	3,993
Reg. S, 4.75%, 12/07/2038	GBP	1,679	2,192
Reg. S, 5.00%, 03/07/2025	GBP	1,928	2,437
Reg. S, 6.00%, 12/07/2028	GBP	912	1,227
United States International Development Finance Corp., 3.37%, 10/05/2034		85	78
Uruguay Government International Bond, (Uruguay),
4.98%, 04/20/2055		350	340
5.10%, 06/18/2050		150	149
Ville de Paris, (France),
Reg. S, 1.38%, 11/20/2034	EUR	100	88
Reg. S, 1.63%, 02/02/2033	EUR	200	187
Reg. S, 1.75%, 05/25/2031	EUR	200	197
3.88%, 12/29/2025	EUR	500	547
Western Australian Treasury Corp., (Australia), Reg. S, 2.25%, 07/23/2041	AUD	100	44
Xunta de Galicia, (Spain), Reg. S, 0.27%, 07/30/2028	EUR	300	278

Total Foreign Government Securities (Cost $3,317,944)			3,085,294

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Mortgage-Backed Securities — 14.5%
FHLMC Gold Pool,
3.00%, 10/01/2046	175	156
3.50%, 12/01/2044	407	370
3.50%, 06/01/2045	818	742
3.50%, 05/01/2046	131	119
3.50%, 10/01/2046	184	167
FHLMC Gold Pool, Single Family, 15 years, 3.00%, 05/01/2029	4,996	4,783
FHLMC Gold Pool, Single Family, 30 years,
3.00%, 03/01/2046	18	16
3.00%, 12/01/2046	29	26
4.00%, 08/01/2040	271	261
4.00%, 10/01/2040	2,378	2,289
4.00%, 11/01/2040	556	535
4.00%, 11/01/2047	1,722	1,648
4.00%, 01/01/2048	37	35
FHLMC Non Gold Pool, ARM, (ICE LIBOR USD 1 Year + 1.64%), 3.58%, 01/01/2050 (aa)	56	53
FHLMC Pool,
3.50%, 02/01/2043	58	54
3.50%, 02/01/2044	82	77
6.00%, 08/01/2035	54	53
FHLMC Pool, Single Family, 15 years,
1.50%, 12/01/2035	372	321
1.50%, 03/01/2036	566	489
1.50%, 02/01/2037	812	702
1.50%, 03/01/2037	840	726
2.00%, 12/01/2035	734	655
2.00%, 02/01/2036	5,035	4,480
2.00%, 03/01/2036	420	372
2.00%, 05/01/2036	2,555	2,267
2.00%, 08/01/2036	1,199	1,064
2.00%, 10/01/2036	655	581
2.00%, 11/01/2036	3,652	3,240
2.00%, 12/01/2036	368	327
2.00%, 01/01/2037	4,420	3,921
2.00%, 04/01/2037	1,644	1,458
2.00%, 05/01/2037	1,020	904
2.00%, 06/01/2037	1,942	1,723
2.50%, 07/01/2032	2,166	2,007
2.50%, 10/01/2035	8,212	7,517
2.50%, 07/01/2036	1,294	1,181
2.50%, 04/01/2037	154	141
2.50%, 05/01/2037	380	347
3.00%, 04/01/2028	36	34
3.00%, 10/01/2028	1,233	1,176
3.00%, 04/01/2029	38	37
3.00%, 05/01/2030	5	5
3.00%, 06/01/2030	586	558
3.00%, 11/01/2030	109	104
3.00%, 11/01/2031	36	34
3.00%, 11/01/2032	111	104
3.00%, 01/01/2033	52	49

SEE NOTES TO FINANCIAL STATEMENTS.

134	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.50%, 11/01/2025	285	278
3.50%, 09/01/2033	296	283
3.50%, 02/01/2034	731	700
3.50%, 05/01/2035	604	580
3.50%, 12/01/2035	52	49
3.50%, 02/01/2036	179	170
4.00%, 07/01/2025	16	16
4.00%, 05/01/2026	13	12
4.00%, 07/01/2029	289	282
4.00%, 11/01/2033	243	237
4.00%, 01/01/2034	16	15
FHLMC Pool, Single Family, 20 years,
3.00%, 07/01/2042	356	320
3.00%, 08/01/2042	127	114
3.50%, 06/01/2039	264	248
3.50%, 07/01/2039	156	146
3.50%, 08/01/2039	589	552
3.50%, 09/01/2039	367	345
FHLMC Pool, Single Family, 30 years,
1.50%, 02/01/2051	26	21
1.50%, 04/01/2051	49	38
1.50%, 05/01/2051	5,523	4,280
1.50%, 07/01/2051	928	719
2.00%, 09/01/2050	733	603
2.00%, 10/01/2050	4,439	3,652
2.00%, 02/01/2051	4,045	3,320
2.00%, 03/01/2051	2,947	2,421
2.00%, 05/01/2051	11,464	9,406
2.00%, 06/01/2051	1,374	1,126
2.00%, 07/01/2051	1,394	1,146
2.00%, 10/01/2051	1,793	1,470
2.00%, 11/01/2051	5,841	4,777
2.00%, 12/01/2051	4,538	3,708
2.00%, 01/01/2052	488	399
2.00%, 02/01/2052	2,197	1,795
2.00%, 03/01/2052	822	672
2.50%, 11/01/2050	22,808	19,463
2.50%, 12/01/2050	795	677
2.50%, 02/01/2051 (gg)	12,728	10,857
2.50%, 04/01/2051	409	348
2.50%, 08/01/2051 (gg)	14,518	12,455
2.50%, 11/01/2051	826	701
2.50%, 03/01/2052	1,766	1,506
2.50%, 04/01/2052	211	180
3.00%, 02/01/2049	2,220	1,999
3.00%, 11/01/2049	1,623	1,448
3.00%, 05/01/2050	3,621	3,238
3.00%, 07/01/2050	1,935	1,717
3.00%, 08/01/2050	3,996	3,558
3.00%, 06/01/2051	3,238	2,853
3.00%, 07/01/2051	5,639	5,020
3.00%, 11/01/2051	9,400	8,295
3.00%, 12/01/2051	11,022	9,720
3.00%, 02/01/2052	1,598	1,407

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.00%, 03/01/2052	3,597	3,174
3.00%, 04/01/2052	6,618	5,842
3.50%, 03/01/2042	2	2
3.50%, 07/01/2043	2	2
3.50%, 11/01/2047	332	307
3.50%, 02/01/2048	1,746	1,612
3.50%, 03/01/2048	297	275
3.50%, 05/01/2048	3,721	3,435
3.50%, 06/01/2048	4	4
3.50%, 01/01/2049	41	38
3.50%, 02/01/2049	553	515
3.50%, 09/01/2049	2,251	2,076
3.50%, 10/01/2049	2,072	1,910
3.50%, 04/01/2050	3,027	2,799
3.50%, 11/01/2051	490	448
3.50%, 01/01/2052	425	388
3.50%, 04/01/2052	1,761	1,608
3.50%, 06/01/2052	7,586	6,930
3.50%, 07/01/2052	1,977	1,806
3.50%, 08/01/2052	1,660	1,515
3.50%, 09/01/2052	16	14
4.00%, 10/01/2048	2,761	2,632
4.00%, 04/01/2049	2,328	2,219
4.00%, 09/01/2049	1,456	1,392
4.00%, 05/01/2050	1,037	990
4.00%, 08/01/2050	1,196	1,134
4.00%, 09/01/2050	9,857	9,342
4.00%, 04/01/2052	54	51
4.00%, 06/01/2052	965	907
4.00%, 07/01/2052	967	908
4.00%, 08/01/2052	3,204	3,012
4.00%, 09/01/2052	2,306	2,169
4.00%, 10/01/2052	585	552
4.00%, 02/01/2053	490	465
4.50%, 12/01/2047	179	176
4.50%, 03/01/2048	213	208
4.50%, 04/01/2048	618	605
4.50%, 08/01/2048	21	21
4.50%, 09/01/2048	699	683
4.50%, 08/01/2049	1,352	1,326
4.50%, 09/01/2050	932	911
4.50%, 10/01/2050	3,548	3,434
4.50%, 07/01/2052	225	217
4.50%, 08/01/2052	151	146
4.50%, 12/01/2052	981	953
5.00%, 12/01/2049	407	406
5.00%, 08/01/2052	265	260
5.00%, 09/01/2052	626	618
5.00%, 10/01/2052	306	300
5.00%, 11/01/2052	262	257
5.00%, 01/01/2053	484	475
5.00%, 04/01/2053	1,335	1,311
5.00%, 06/01/2053	200	198
5.50%, 11/01/2052	411	414

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	135

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
5.50%, 12/01/2052	1,311	1,317
5.50%, 01/01/2053	901	903
5.50%, 02/01/2053	573	576
5.50%, 04/01/2053	418	417
5.50%, 05/01/2053	1,491	1,489
5.50%, 06/01/2053	109	109
FNMA or FHLMC, Single Family, 15 years,
TBA, 1.50%, 07/01/2038 (w)	1,166	1,007
TBA, 2.50%, 07/01/2038 (w)	400	364
TBA, 3.00%, 07/01/2038 (w)	2,675	2,496
TBA, 3.50%, 07/01/2038 (w)	4,250	4,039
TBA, 4.00%, 07/01/2036 (w)	2,000	1,931
TBA, 4.50%, 07/01/2038 (w)	6,800	6,668
FNMA or FHLMC, Single Family, 30 years,
TBA, 1.50%, 07/01/2053 (w)	7,300	5,643
TBA, 2.00%, 07/01/2053 (w)	200	163
TBA, 2.00%, 08/01/2053 (w)	88,000	71,892
TBA, 2.50%, 07/01/2053 (w)	8,175	6,930
TBA, 2.50%, 08/01/2053 (w)	38,400	32,598
TBA, 3.00%, 07/01/2053 (w)	7,028	6,187
TBA, 3.50%, 07/01/2053 (w)	8,839	8,056
TBA, 4.00%, 07/01/2053 (w)	1,675	1,572
TBA, 4.00%, 08/01/2053 (w)	88,150	82,782
TBA, 4.50%, 07/01/2053 (w)	3,318	3,191
TBA, 5.00%, 07/01/2053 (w)	66,854	65,538
TBA, 5.00%, 08/01/2053 (w)	15,500	15,197
TBA, 5.50%, 07/01/2053 (w)	2,593	2,581
TBA, 5.50%, 08/01/2053 (w)	37,100	36,930
TBA, 6.00%, 07/01/2053 (w)	14,200	14,330
TBA, 6.50%, 07/01/2053 (w)	23,600	24,103
FNMA Pool,
2.00%, 11/01/2027	347	327
2.32%, 01/01/2026	2,088	1,956
3.00%, 12/01/2042	249	223
3.00%, 06/01/2043	1,017	903
3.00%, 05/01/2045	329	292
3.00%, 07/01/2045	35	31
3.00%, 11/01/2046	31	27
3.00%, 03/01/2060 (gg)	18,322	16,178
3.01%, 04/01/2032	4,122	3,646
3.44%, 01/01/2037	318	291
3.50%, 07/01/2024	55	54
3.50%, 09/01/2027	134	128
3.50%, 12/01/2028	60	57
3.50%, 08/01/2032	62	59
3.50%, 12/01/2042	145	135
3.50%, 04/01/2043	217	202
3.50%, 11/01/2043	106	98
3.50%, 02/01/2045	257	239
3.50%, 02/01/2048	768	696
3.50%, 09/01/2048	81	73
3.50%, 07/01/2049	290	261
4.00%, 04/01/2041	120	114
4.00%, 08/01/2046	105	102

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.13%, 08/01/2031	2,291	2,207
4.14%, 04/01/2028	521	508
4.25%, 01/01/2033	3,888	3,806
4.39%, 04/01/2033	552	547
4.50%, 06/01/2030	100	99
4.55%, 05/01/2028	100	99
4.59%, 06/01/2033	1,173	1,183
4.79%, 06/01/2033	1,300	1,323
4.83%, 12/01/2032	3,301	3,360
4.99%, 03/01/2031 (bb) (cc)	500	509
5.09%, 02/01/2031	1,758	1,800
5.17%, 08/01/2034	750	782
5.26%, 12/01/2029	1,254	1,294
FNMA Pool, 30 years, FHA/VA, 3.00%, 01/01/2047	854	764
FNMA Pool, Single Family, 15 years,
1.50%, 10/01/2036	540	468
1.50%, 11/01/2036	486	422
1.50%, 03/01/2037	471	407
1.50%, 05/01/2037	190	164
1.50%, 08/01/2037	525	453
2.00%, 02/01/2028	14	13
2.00%, 09/01/2028	115	107
2.00%, 11/01/2028	112	104
2.00%, 07/01/2032	10	9
2.00%, 12/01/2035	831	742
2.00%, 02/01/2036	6,160	5,481
2.00%, 03/01/2036	467	415
2.00%, 08/01/2036	1,174	1,041
2.00%, 11/01/2036	2,368	2,100
2.00%, 12/01/2036	1,198	1,062
2.00%, 01/01/2037	582	516
2.00%, 02/01/2037	992	880
2.00%, 04/01/2037	1,178	1,045
2.00%, 05/01/2037	711	631
2.50%, 08/01/2035	241	220
2.50%, 03/01/2036	2,208	2,018
2.50%, 07/01/2036	891	813
2.50%, 08/01/2036	133	121
2.50%, 03/01/2037	251	228
2.50%, 04/01/2037	517	470
2.50%, 05/01/2037	133	121
3.00%, 04/01/2027	495	476
3.00%, 11/01/2027	34	32
3.00%, 02/01/2028	220	211
3.00%, 10/01/2029	60	57
3.00%, 03/01/2030	41	39
3.00%, 05/01/2030	21	20
3.00%, 07/01/2030	21	20
3.00%, 09/01/2030	626	597
3.00%, 12/01/2030	29	27
3.00%, 04/01/2031	104	98
3.00%, 12/01/2031	230	217
3.00%, 07/01/2032	98	92

SEE NOTES TO FINANCIAL STATEMENTS.

136	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.00%, 01/01/2033	68	64
3.00%, 07/01/2033	111	104
3.00%, 02/01/2034	1,328	1,251
3.00%, 09/01/2034	510	477
3.00%, 12/01/2035	547	515
3.50%, 12/01/2025	148	145
3.50%, 01/01/2026	454	443
3.50%, 07/01/2031	67	64
3.50%, 07/01/2034	420	403
3.50%, 03/01/2035	1,422	1,362
3.50%, 04/01/2035	880	836
3.50%, 05/01/2035	83	80
3.50%, 06/01/2035	284	271
4.00%, 03/01/2025	51	50
4.00%, 06/01/2026	68	67
4.00%, 08/01/2026	41	40
4.00%, 08/01/2027	43	42
4.00%, 12/01/2028	20	19
4.00%, 04/01/2033	540	525
4.00%, 10/01/2033	82	80
4.00%, 11/01/2033	273	267
4.00%, 12/01/2033	20	19
4.00%, 03/01/2035	1,060	1,034
FNMA Pool, Single Family, 20 years,
3.00%, 05/01/2042	746	670
3.00%, 06/01/2042	383	343
3.00%, 07/01/2042	1,412	1,269
3.50%, 03/01/2037	476	451
3.50%, 08/01/2038	108	101
3.50%, 04/01/2039	14	13
3.50%, 08/01/2039	164	154
4.50%, 06/01/2039	31	31
4.50%, 07/01/2043	1,038	1,006
FNMA Pool, Single Family, 30 years,
1.50%, 11/01/2050	1,356	1,049
1.50%, 06/01/2051	2,031	1,574
1.50%, 07/01/2051	1,245	964
1.50%, 04/01/2052	945	731
2.00%, 07/01/2050	1,451	1,194
2.00%, 09/01/2050	1,265	1,041
2.00%, 10/01/2050	963	793
2.00%, 12/01/2050	8,004	6,585
2.00%, 01/01/2051	4,095	3,365
2.00%, 02/01/2051	1,365	1,121
2.00%, 03/01/2051	2,063	1,694
2.00%, 04/01/2051	3,744	3,074
2.00%, 05/01/2051	1,847	1,515
2.00%, 06/01/2051	6,053	4,963
2.00%, 07/01/2051	3,142	2,569
2.00%, 10/01/2051	19,092	15,607
2.00%, 11/01/2051	2,290	1,876
2.00%, 12/01/2051 (jj)	16,165	13,201
2.50%, 08/01/2046	5,327	4,581
2.50%, 08/01/2050	18	15

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

2.50%, 10/01/2050	8,632	7,370
2.50%, 12/01/2050	13,666	11,660
2.50%, 02/01/2051	1,916	1,633
2.50%, 03/01/2051	5,320	4,542
2.50%, 04/01/2051	6,509	5,528
2.50%, 07/01/2051	1,751	1,494
2.50%, 08/01/2051	3,890	3,319
2.50%, 09/01/2051	520	442
2.50%, 10/01/2051	938	797
2.50%, 11/01/2051	5,303	4,504
2.50%, 12/01/2051	14,182	12,055
2.50%, 01/01/2052	18,862	16,001
2.50%, 02/01/2052	1,091	926
2.50%, 03/01/2052	16,082	13,662
2.50%, 04/01/2052	4,804	4,088
2.50%, 05/01/2052	919	781
2.50%, 07/01/2052	499	424
3.00%, 08/01/2046	1,176	1,054
3.00%, 11/01/2046	3,123	2,820
3.00%, 02/01/2047	600	542
3.00%, 04/01/2048	6,148	5,552
3.00%, 01/01/2050	3,001	2,684
3.00%, 03/01/2050	1,549	1,375
3.00%, 06/01/2050	282	250
3.00%, 07/01/2050	11,504	10,174
3.00%, 08/01/2050	3,392	3,019
3.00%, 12/01/2050 (gg)	4,054	3,615
3.00%, 01/01/2051	1,478	1,309
3.00%, 05/01/2051 (gg)	10,998	9,692
3.00%, 06/01/2051	7,039	6,218
3.00%, 07/01/2051	1,517	1,344
3.00%, 08/01/2051	1,296	1,152
3.00%, 10/01/2051	3,290	2,901
3.00%, 11/01/2051	3,427	3,027
3.00%, 12/01/2051	2,651	2,335
3.00%, 01/01/2052	5,384	4,751
3.00%, 02/01/2052	813	719
3.00%, 03/01/2052	2,128	1,875
3.00%, 04/01/2052	7,509	6,619
3.00%, 05/01/2052	1,406	1,240
3.00%, 07/01/2052	1,457	1,285
3.50%, 07/01/2042	1	1
3.50%, 09/01/2042	161	151
3.50%, 05/01/2043	5	4
3.50%, 07/01/2043	7,126	6,673
3.50%, 08/01/2043 (gg)	18,015	16,833
3.50%, 01/01/2044	220	206
3.50%, 10/01/2045	21	19
3.50%, 12/01/2045	1,998	1,859
3.50%, 07/01/2046	3,906	3,634
3.50%, 02/01/2047	4,127	3,858
3.50%, 07/01/2047	899	836
3.50%, 09/01/2047	63	58
3.50%, 10/01/2047	1,347	1,243

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	137

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
3.50%, 02/01/2048	2,114	1,951
3.50%, 03/01/2048	189	176
3.50%, 03/01/2049	344	317
3.50%, 06/01/2049	3,728	3,439
3.50%, 08/01/2049	585	540
3.50%, 04/01/2050	173	159
3.50%, 05/01/2050	4,147	3,820
3.50%, 07/01/2050	9,813	8,999
3.50%, 01/01/2051	748	687
3.50%, 03/01/2052 (gg)	13,900	12,820
3.50%, 04/01/2052	317	289
3.50%, 05/01/2052 (gg)	18,231	16,657
3.50%, 06/01/2052	8,410	7,680
3.50%, 07/01/2052	3,212	2,933
3.50%, 09/01/2052	68	62
4.00%, 04/01/2039	1,290	1,240
4.00%, 03/01/2042	576	557
4.00%, 04/01/2043	226	218
4.00%, 02/01/2045	242	232
4.00%, 09/01/2046	137	131
4.00%, 09/01/2047	40	38
4.00%, 10/01/2047	497	475
4.00%, 03/01/2048	76	72
4.00%, 04/01/2048	423	403
4.00%, 06/01/2048	30	28
4.00%, 08/01/2048	126	120
4.00%, 09/01/2048	295	281
4.00%, 03/01/2049	1,188	1,130
4.00%, 06/01/2049	1,169	1,118
4.00%, 11/01/2049	218	208
4.00%, 05/01/2050	955	905
4.00%, 03/01/2051	2,528	2,402
4.00%, 05/01/2051	247	235
4.00%, 04/01/2052	56	52
4.00%, 05/01/2052	1,859	1,749
4.00%, 06/01/2052	646	608
4.00%, 07/01/2052	678	638
4.00%, 08/01/2052	3,322	3,121
4.00%, 09/01/2052	308	290
4.50%, 05/01/2047	2	2
4.50%, 11/01/2047	611	600
4.50%, 01/01/2048	583	573
4.50%, 04/01/2048	29	29
4.50%, 08/01/2048	16	16
4.50%, 09/01/2048	441	433
4.50%, 02/01/2049 (gg) (hh)	5,225	5,084
4.50%, 05/01/2049	463	453
4.50%, 08/01/2049	10	9
4.50%, 01/01/2050	153	151
4.50%, 04/01/2050	7,265	7,091
4.50%, 05/01/2052	21	20
4.50%, 06/01/2052	1,372	1,321
4.50%, 08/01/2052	396	382
4.50%, 09/01/2052	2,295	2,208

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.50%, 10/01/2052	960	923
4.50%, 11/01/2052	2,882	2,773
4.50%, 12/01/2052	483	465
5.00%, 09/01/2049	1,036	1,032
5.00%, 10/01/2052	564	558
5.00%, 11/01/2052	539	532
5.00%, 12/01/2052	585	577
5.00%, 01/01/2053	2,361	2,317
5.00%, 03/01/2053	369	366
5.00%, 04/01/2053	982	965
5.00%, 06/01/2053	300	297
5.50%, 09/01/2052	339	343
5.50%, 01/01/2053	483	491
5.50%, 02/01/2053	1,967	1,964
5.50%, 03/01/2053	1,503	1,515
5.50%, 04/01/2053	1,903	1,915
5.50%, 05/01/2053	999	996
GNMA I Pool, Single Family, 30 years,
3.00%, 10/15/2049	197	177
3.00%, 03/15/2050	16	14
GNMA II Pool,
2.50%, 12/20/2049	257	219
3.00%, 01/20/2047	117	104
3.00%, 08/20/2050	656	573
3.50%, 09/20/2042	2,460	2,292
3.50%, 08/20/2045	2,434	2,254
3.50%, 09/20/2045	818	757
3.50%, 12/20/2047	3,635	3,365
3.50%, 06/20/2048	49	45
3.50%, 07/20/2048	39	36
3.50%, 08/20/2049	100	92
3.50%, 11/20/2049	159	146
3.50%, 07/20/2050	174	158
4.00%, 11/20/2041	21	20
4.00%, 10/20/2050	338	314
4.50%, 08/20/2040	17	17
4.50%, 10/20/2040	41	39
ARM, (CMT Index 1 Year + 1.83%), 6.30%, 07/20/2072 (aa) (gg)	19,592	20,330
ARM, (ICE LIBOR USD 1 Month + 2.21%), 7.04%, 10/20/2071 (aa)	10,307	10,567
ARM, (ICE LIBOR USD 1 Month + 2.21%), 7.04%, 02/20/2071 (aa)	3,280	3,365
GNMA II Pool, Single Family, 15 years, 2.00%, 12/20/2035	3,141	2,786
GNMA II Pool, Single Family, 30 years,
1.50%, 10/20/2051	308	247
2.00%, 07/20/2050	154	130
2.00%, 08/20/2050	4,982	4,207
2.00%, 11/20/2050	1,742	1,469
2.00%, 12/20/2050	2,895	2,440
2.00%, 02/20/2051	1,060	893
2.00%, 10/20/2051	5,702	4,797
2.00%, 12/20/2051	5,617	4,720

SEE NOTES TO FINANCIAL STATEMENTS.

138	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Mortgage-Backed Securities — continued
2.00%, 01/20/2052	519	436
2.00%, 03/20/2052	1,418	1,191
2.00%, 04/20/2052	3,312	2,782
2.50%, 01/20/2051	317	275
2.50%, 02/20/2051	2,393	2,081
2.50%, 05/20/2051	6,577	5,713
2.50%, 07/20/2051	8,429	7,297
2.50%, 09/20/2051 (gg)	12,070	10,460
2.50%, 11/20/2051	3,587	3,105
2.50%, 12/20/2051	3,943	3,414
2.50%, 03/20/2052	944	817
2.50%, 04/20/2052	473	410
2.50%, 05/20/2052	839	727
2.50%, 07/20/2052	280	242
2.50%, 08/20/2052	465	403
3.00%, 01/20/2043	455	415
3.00%, 11/20/2043	94	86
3.00%, 03/20/2045	100	91
3.00%, 09/20/2046	2,158	1,962
3.00%, 10/20/2047	435	394
3.00%, 04/20/2049	33	30
3.00%, 04/20/2050	7,843	7,070
3.00%, 07/20/2050	3,950	3,557
3.00%, 08/20/2050	6,305	5,677
3.00%, 08/20/2051	653	586
3.00%, 10/20/2051	2,956	2,650
3.00%, 11/20/2051	3,685	3,303
3.00%, 12/20/2051	900	806
3.00%, 01/20/2052 (gg)	8,443	7,558
3.00%, 02/20/2052	362	324
3.00%, 09/20/2052	483	433
3.00%, 02/20/2053	3,415	3,064
3.50%, 09/20/2045	2,692	2,522
3.50%, 09/20/2047	3,461	3,234
3.50%, 08/20/2048	177	166
3.50%, 11/20/2048	211	197
3.50%, 12/20/2048	6	5
3.50%, 03/20/2049	1,022	953
3.50%, 07/20/2049	999	931
3.50%, 09/20/2049	1,263	1,177
3.50%, 10/20/2049	533	497
3.50%, 12/20/2049	420	390
3.50%, 01/20/2050	626	586
3.50%, 04/20/2050	126	117
3.50%, 01/20/2052	4,422	4,082
3.50%, 02/20/2052	2,632	2,430
3.50%, 09/20/2052	1,022	943
3.50%, 02/20/2053	3,432	3,176
4.00%, 07/20/2048	1,027	984
4.00%, 09/20/2048	1,744	1,664
4.00%, 11/20/2048	30	29
4.00%, 12/20/2048	880	842
4.00%, 05/20/2049	541	516
4.00%, 01/20/2050	984	940

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

4.00%, 03/20/2050	213	204
4.00%, 12/20/2050	2,547	2,429
4.00%, 07/20/2052	207	196
4.00%, 09/20/2052	1,862	1,761
4.00%, 12/20/2052	418	395
4.50%, 03/20/2047	433	423
4.50%, 06/20/2047	846	828
4.50%, 07/20/2047	1,537	1,509
4.50%, 10/20/2047	357	348
4.50%, 11/20/2047	1,095	1,069
4.50%, 05/20/2048 (gg) (hh)	7,770	7,555
4.50%, 09/20/2048	644	614
4.50%, 11/20/2048	759	737
4.50%, 01/20/2049	1,885	1,842
4.50%, 03/20/2049	483	472
4.50%, 05/20/2049	237	223
4.50%, 10/20/2049	687	672
4.50%, 08/20/2052	1,648	1,594
5.00%, 12/20/2048	163	163
5.00%, 06/20/2049	355	353
5.00%, 07/20/2052	121	119
5.00%, 09/20/2052	916	901
5.00%, 12/20/2052	1,322	1,302
5.50%, 12/20/2052	472	470
5.50%, 01/20/2053	154	153
5.50%, 03/20/2053	562	560
5.50%, 04/20/2053	1,436	1,431
5.50%, 06/20/2053	1,208	1,203
GNMA, Single Family, 30 years,
TBA, 2.50%, 07/01/2053 (w)	12,811	11,089
TBA, 3.00%, 07/15/2042 (w)	6,187	5,528
TBA, 3.00%, 08/01/2053 (w)	57,450	51,373
TBA, 3.50%, 07/01/2042 (w)	2,670	2,465
TBA, 3.50%, 08/01/2053 (w)	1,700	1,571
TBA, 4.00%, 07/01/2053 (w)	2,935	2,777
TBA, 4.00%, 08/01/2053 (w)	4,700	4,450
TBA, 4.50%, 07/01/2053 (w)	1,575	1,521
TBA, 5.00%, 07/01/2053 (w)	2,980	2,930
TBA, 5.50%, 07/01/2038 (w)	3,439	3,425
TBA, 5.50%, 08/01/2053 (w)	10,700	10,653

Total Mortgage-Backed Securities (Cost $1,518,228)		1,406,624

Municipal Bonds — 0.1% (t)
Arizona — 0.0% (g)
Salt River Project, Agricultural Improvement & Power District, Build America Bonds, Series A, Rev., 4.84%, 01/01/2041	150	148

California — 0.1%
Bay Area Toll Authority, Build America Bonds, Series S1, Rev., 6.92%, 04/01/2040	115	136

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	139

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Taxable, Social Bonds,
Rev., 4.19%, 06/01/2037	5	5
Rev., 4.35%, 06/01/2041	5	4
California State University, Taxable Systemwide, Series E, Rev., 2.90%, 11/01/2051	15	11
City of San Francisco, Public Utilities Commission Water Revenue, Build America Bonds, Rev., 6.95%, 11/01/2050	70	86
Los Angeles Community College District, Taxable, GO, 2.11%, 08/01/2032	150	122
Los Angeles County Metropolitan Transportation Authority, Build America Bonds, Rev., 5.74%, 06/01/2039	50	54
Los Angeles Department of Water & Power,
Rev., 6.57%, 07/01/2045	50	60
Rev., 6.60%, 07/01/2050	30	37
Los Angeles Unified School District, Build America Bond, GO, 5.75%, 07/01/2034	25	27
Regents of the University of California Medical Center Pooled Revenue, Build America Bonds, Series F, Rev., 6.58%, 05/15/2049	200	234
Regents of the University of California Medical Center Pooled Revenue, Taxable, Series N, Rev., 3.26%, 05/15/2060	50	35
State of California, Build America Bonds,
GO, 7.35%, 11/01/2039	100	121
GO, 7.50%, 04/01/2034	50	61
GO, 7.55%, 04/01/2039	150	189
GO, 7.60%, 11/01/2040	50	64
State of California, Taxable Construction Bond Bidding Group, GO, 1.75%, 11/01/2030	350	287
University of California, Build America Bonds, Rev., 5.95%, 05/15/2045	35	38
University of California, Taxable,
Series AQ, Rev., 4.77%, 05/15/2115	20	17
Series BJ, Rev., 3.07%, 05/15/2051	5	4

		1,592

District of Columbia — 0.0% (g)
District of Columbia, Water & Sewer Authority, Senior Lien, Green Bonds, Series A, Rev., 4.81%, 10/01/2114	895	830

Florida — 0.0% (g)
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.26%, 07/01/2025	100	92

Illinois — 0.0% (g)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, Series B, Rev., 6.90%, 12/01/2040	100	113

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Illinois — continued
Sales Tax Securitization Corp., Taxable, Second Lien, Series B, Rev., 3.24%, 01/01/2042	40	32
State of Illinois, Taxable Pension, GO, 5.10%, 06/01/2033	350	344

		489

Louisiana — 0.0% (g)
State of Louisiana Gasoline & Fuels Tax Revenue, Taxable, Series A, Rev., 2.95%, 05/01/2041	1,450	1,117

Massachusetts — 0.0% (g)
Commonwealth of Massachusetts, Taxable Consolidated Loan, Series H, GO, 2.90%, 09/01/2049	15	11
Commonwealth of Massachusetts, Build America Bonds, GO, 4.91%, 05/01/2029	100	100
Commonwealth of Massachusetts, Taxable, Series D, GO, 2.66%, 09/01/2039	148	118

		229

Michigan — 0.0% (g)
Michigan State University, Taxable, Series A, Rev., 4.17%, 08/15/2122	115	91
University of Michigan, Taxable,
Series B, Rev., 2.56%, 04/01/2050	25	17
Series C, Rev., 3.60%, 04/01/2047	14	12

		120

Missouri — 0.0% (g)
Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, Rev., 3.23%, 05/15/2050	35	27

New Jersey — 0.0% (g)
New Jersey Transportation Trust Fund Authority, Build America Bonds, Series B, Rev., 6.56%, 12/15/2040	125	144
New Jersey Turnpike Authority, Build America Bonds, Series F, Rev., 7.41%, 01/01/2040	230	288

		432

New York — 0.0% (g)
City of New York, Build America Bonds, GO, 5.52%, 10/01/2037	25	26
Metropolitan Transportation Authority, Taxable Green Bond, Series C2, Rev., 5.18%, 11/15/2049	100	91
New York City Municipal Water Finance Authority, Second General Resolution, Rev., 5.95%, 06/15/2042	200	227

SEE NOTES TO FINANCIAL STATEMENTS.

140	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
Municipal Bonds — continued
New York — continued
New York City Water & Sewer System, Build America Bonds, Second General Resolution, Rev., 5.44%, 06/15/2043	30	32
New York State Dormitory Authority, State University of New York Dormitory Facilities, Taxable, Rev., 3.14%, 07/01/2043	150	122
Port Authority of New York & New Jersey, Consolidated,
Series 174, Rev., 4.46%, 10/01/2062	50	46
Series 21, Rev., 3.29%, 08/01/2069	40	27
Port Authority of New York & New Jersey, Taxable Consolidated 160, Rev., 5.65%, 11/01/2040	250	269

		840

Ohio — 0.0% (g)
Ohio State University (The), Taxable, Series A, Rev., 4.80%, 06/01/2111	130	119

Oklahoma — 0.0% (g)
Oklahoma Development Finance Authority, Taxable, Public Service Company, Series A2, Rev., 4.62%, 06/01/2044	10	10

Oregon — 0.0% (g)
Oregon State University, Taxable, Rev., BAM, 3.42%, 03/01/2060	10	7
State of Oregon Department of Transportation, Taxable Subordinated, Build America Bonds, Series A, Rev., 5.83%, 11/15/2034	50	55

		62

Pennsylvania — 0.0% (g)
City of Philadelphia, Water & Wastewater Revenue, Rev., 2.93%, 07/01/2045	10	7

Texas — 0.0% (g)
Board of Regents of the University of Texas System, Series C, Rev., 4.79%, 08/15/2046	110	111
City of San Antonio, Electric & Gas Systems Revenue, Build America Bonds, Rev., 5.99%, 02/01/2039	20	22
Dallas Area Rapid Transit, Build America Bonds, Rev., 5.02%, 12/01/2048	30	31
Dallas Area Rapid Transit, Taxable, Senior Lien, Series A, Rev., 2.61%, 12/01/2048	130	92
Dallas Fort Worth International Airport, Taxable,
Series A, Rev., 4.09%, 11/01/2051	425	375
Series A, Rev., 4.51%, 11/01/2051	100	93
Series C, Rev., 3.09%, 11/01/2040	100	78

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Texas — continued
North Texas Tollway Authority, Build America Bonds, Series B, Rev., 6.72%, 01/01/2049		65	81
State of Texas, Build America Bonds Taxable, GO, 5.52%, 04/01/2039		150	161
Texas Transportation Commission, Taxable Mobility Fund, GO, 2.47%, 10/01/2044		10	7

			1,051

Virginia — 0.0% (g)
University of Virginia, Taxable, Series C, Rev., 4.18%, 09/01/2117		40	32

Total Municipal Bonds (Cost $8,369)			7,197

U.S. Government Agency Securities — 0.1%
Federal Farm Credit Banks Funding Corp., 5.48%, 06/27/2042		1,000	972
FHLBs,
0.50%, 04/14/2025		2,000	1,850
3.25%, 11/16/2028		650	622
FHLMC,
Zero Coupon, 12/14/2029		1,170	895
0.38%, 07/21/2025		1,000	912
1.50%, 02/12/2025		107	101
6.25%, 07/15/2032		199	231
6.75%, 03/15/2031		400	469
FHLMC Coupon STRIPs, Zero Coupon, 07/15/2031		100	71
FHLMC STRIPs, Zero Coupon, 03/15/2031		497	358
FNMA,
0.88%, 08/05/2030		810	651
5.38%, 12/07/2028	GBP	460	583
Resolution Funding Corp. Interest STRIP,
Zero Coupon, 07/15/2027		53	44
Zero Coupon, 07/15/2028		166	133
Zero Coupon, 10/15/2028		993	789
Zero Coupon, 10/15/2029		175	133
Zero Coupon, 01/15/2030		950	713
Zero Coupon, 04/15/2030		1,780	1,319
Resolution Funding Corp. Principal STRIP,
Zero Coupon, 01/15/2030		1,050	787
Zero Coupon, 04/15/2030		145	108
Tennessee Valley Authority, 4.63%, 06/07/2043	GBP	200	231

Total U.S. Government Agency Securities (Cost $13,555)			11,972

U.S. Treasury Obligations — 11.2%
U.S. Treasury Bonds,
1.13%, 05/15/2040		33,782	21,858
1.13%, 08/15/2040		41,325	26,519
1.25%, 05/15/2050 (jj)		7,480	4,196
1.38%, 11/15/2040		65,670	43,858

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	141

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
1.38%, 08/15/2050	1,626	943
1.63%, 11/15/2050	1,600	992
1.75%, 08/15/2041	94,300	66,132
1.88%, 02/15/2041	80,400	58,293
1.88%, 02/15/2051	1,100	727
1.88%, 11/15/2051	2,030	1,337
2.00%, 11/15/2041	102,500	74,897
2.00%, 02/15/2050	2,169	1,484
2.00%, 08/15/2051	2,450	1,667
2.25%, 05/15/2041	83,400	64,130
2.25%, 08/15/2046	940	685
2.25%, 08/15/2049	1,200	870
2.25%, 02/15/2052	400	289
2.38%, 02/15/2042	78,650	61,126
2.38%, 11/15/2049	700	522
2.38%, 05/15/2051	1,800	1,336
2.50%, 02/15/2045	1,420	1,097
2.50%, 02/15/2046	700	538
2.50%, 05/15/2046	970	744
2.75%, 08/15/2042	14,200	11,686
2.75%, 11/15/2042	13,850	11,373
2.75%, 08/15/2047	700	562
2.75%, 11/15/2047	1,575	1,264
2.88%, 05/15/2043	17,120	14,297
2.88%, 08/15/2045	1,435	1,182
2.88%, 11/15/2046	500	411
2.88%, 05/15/2049	1,500	1,237
2.88%, 05/15/2052	840	695
3.00%, 05/15/2042	11,500	9,871
3.00%, 11/15/2044	900	760
3.00%, 05/15/2045	1,730	1,458
3.00%, 11/15/2045	229	193
3.00%, 02/15/2047	338	284
3.00%, 05/15/2047	500	420
3.00%, 02/15/2048	250	210
3.00%, 08/15/2048	620	522
3.00%, 02/15/2049	750	633
3.00%, 08/15/2052	850	722
3.13%, 11/15/2041	11,300	9,938
3.13%, 02/15/2042	11,450	10,047
3.13%, 02/15/2043	16,060	13,985
3.13%, 08/15/2044	350	302
3.13%, 05/15/2048	220	190
3.25%, 05/15/2042	57,100	50,870
3.38%, 08/15/2042	46,750	42,369
3.38%, 11/15/2048	700	631
3.50%, 02/15/2039	500	479
3.63%, 08/15/2043	1,790	1,678
3.63%, 02/15/2044	1,500	1,403
3.63%, 02/15/2053	1,070	1,025
3.63%, 05/15/2053	740	710
3.75%, 08/15/2041	8,300	8,005
3.75%, 11/15/2043	3,115	2,972
3.88%, 08/15/2040	27,100	26,852

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

3.88%, 02/15/2043	23,030	22,415
3.88%, 05/15/2043	13,300	12,955
4.00%, 11/15/2042	35,430	35,148
4.00%, 11/15/2052	975	1,000
4.25%, 11/15/2040	19,769	20,517
4.38%, 02/15/2038	3,000	3,187
4.38%, 11/15/2039	14,900	15,752
4.38%, 05/15/2040	21,500	22,689
4.38%, 05/15/2041	6,010	6,316
4.50%, 02/15/2036	1,805	1,946
4.50%, 05/15/2038	16,691	17,938
4.63%, 02/15/2040	19,900	21,663
4.75%, 02/15/2037	800	884
4.75%, 02/15/2041	14,400	15,876
5.00%, 05/15/2037	1,500	1,696
5.25%, 02/15/2029	365	385
U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/2025	47	45
U.S. Treasury Notes,
0.25%, 06/15/2024	3,500	3,333
0.25%, 05/31/2025	1,000	915
0.25%, 06/30/2025	1,500	1,370
0.25%, 07/31/2025	490	446
0.25%, 08/31/2025	500	454
0.25%, 09/30/2025	500	453
0.38%, 08/15/2024	2,000	1,892
0.38%, 04/30/2025	1,195	1,099
0.38%, 11/30/2025	500	451
0.38%, 12/31/2025	900	811
0.38%, 01/31/2026	600	539
0.38%, 07/31/2027	315	269
0.38%, 09/30/2027	500	425
0.50%, 03/31/2025	500	462
0.50%, 04/30/2027	532	461
0.50%, 05/31/2027	500	432
0.50%, 08/31/2027	400	343
0.50%, 10/31/2027	700	597
0.63%, 07/31/2026	2,350	2,093
0.63%, 03/31/2027	1,000	873
0.63%, 11/30/2027	200	171
0.63%, 12/31/2027	500	427
0.63%, 05/15/2030	4,243	3,398
0.63%, 08/15/2030	2,755	2,194
0.75%, 03/31/2026	1,500	1,355
0.75%, 04/30/2026	1,500	1,350
0.75%, 05/31/2026	1,900	1,706
0.75%, 08/31/2026	2,000	1,783
0.75%, 01/31/2028	1,000	857
0.88%, 06/30/2026	1,000	901
0.88%, 09/30/2026	2,300	2,057
0.88%, 11/15/2030	2,200	1,779
1.00%, 12/15/2024	500	470
1.00%, 07/31/2028	1,095	939
1.13%, 10/31/2026	500	449

SEE NOTES TO FINANCIAL STATEMENTS.

142	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
1.13%, 02/28/2027	1,000	892
1.13%, 02/29/2028	1,300	1,132
1.13%, 08/31/2028	3,500	3,015
1.13%, 02/15/2031	2,600	2,137
1.25%, 11/30/2026	1,500	1,351
1.25%, 12/31/2026	1,700	1,530
1.25%, 03/31/2028	500	437
1.25%, 04/30/2028	2,100	1,833
1.25%, 05/31/2028	1,750	1,526
1.25%, 06/30/2028	390	339
1.25%, 09/30/2028	1,800	1,558
1.25%, 08/15/2031	1,430	1,173
1.38%, 10/31/2028	2,300	2,000
1.38%, 12/31/2028	2,500	2,168
1.38%, 11/15/2031	1,700	1,401
1.50%, 10/31/2024	500	476
1.50%, 11/30/2024	300	285
1.50%, 08/15/2026	1,000	914
1.50%, 01/31/2027	500	453
1.50%, 11/30/2028	500	437
1.50%, 02/15/2030	1,149	984
1.63%, 02/15/2026	500	463
1.63%, 05/15/2026	1,500	1,383
1.63%, 10/31/2026	600	549
1.63%, 08/15/2029	500	436
1.63%, 05/15/2031	1,970	1,673
1.75%, 03/15/2025	4,800	4,540
1.75%, 12/31/2026	840	769
1.75%, 01/31/2029	500	442
1.75%, 11/15/2029	500	438
1.88%, 02/28/2027	1,500	1,374
1.88%, 02/28/2029	500	444
1.88%, 02/15/2032	1,550	1,327
2.00%, 08/15/2025	1,000	943
2.00%, 11/15/2026	700	647
2.13%, 07/31/2024	3,000	2,897
2.13%, 09/30/2024	400	385
2.13%, 05/15/2025	1,000	949
2.13%, 05/31/2026	200	187
2.25%, 11/15/2024	700	672
2.25%, 11/15/2025	538	508
2.25%, 03/31/2026	400	376
2.25%, 02/15/2027	1,200	1,115
2.25%, 08/15/2027	200	185
2.25%, 11/15/2027	250	230
2.38%, 08/15/2024	800	774
2.38%, 04/30/2026	500	471
2.38%, 05/15/2027	1,000	931
2.38%, 03/31/2029	1,100	1,004
2.38%, 05/15/2029	600	547
2.50%, 01/31/2025	500	480
2.50%, 03/31/2027	1,000	937
2.63%, 02/15/2029	500	463
2.63%, 07/31/2029	500	462

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

2.75%, 02/28/2025	1,000	963
2.75%, 06/30/2025	800	767
2.75%, 04/30/2027	1,500	1,416
2.75%, 07/31/2027	900	848
2.75%, 02/15/2028	1,980	1,860
2.75%, 05/31/2029	1,000	931
2.75%, 08/15/2032	1,600	1,466
2.88%, 04/30/2025	900	866
2.88%, 06/15/2025	2,500	2,404
2.88%, 07/31/2025	1,000	961
2.88%, 11/30/2025	1,300	1,246
2.88%, 05/15/2028	1,500	1,415
2.88%, 08/15/2028	1,800	1,695
2.88%, 04/30/2029	1,000	937
2.88%, 05/15/2032	2,885	2,674
3.00%, 07/31/2024	1,000	975
3.00%, 07/15/2025	1,000	964
3.00%, 09/30/2025	60	58
3.13%, 08/15/2025	1,000	966
3.13%, 08/31/2027	1,000	956
3.13%, 11/15/2028	4,990	4,752
3.25%, 06/30/2027	500	481
3.25%, 06/30/2029	1,000	956
3.38%, 05/15/2033	1,250	1,205
3.50%, 09/15/2025	700	681
3.50%, 01/31/2028	500	485
3.50%, 04/30/2028	500	486
3.50%, 01/31/2030	4,200	4,074
3.50%, 04/30/2030	650	631
3.50%, 02/15/2033	14,670	14,283
3.63%, 05/15/2026	1,000	975
3.63%, 03/31/2028	700	684
3.63%, 05/31/2028 (jj)	17,995	17,596
3.63%, 03/31/2030	550	538
3.75%, 04/15/2026	900	881
3.75%, 05/31/2030	940	926
3.75%, 06/30/2030	800	789
3.88%, 01/15/2026	1,000	981
3.88%, 11/30/2027	985	971
3.88%, 12/31/2027	850	838
3.88%, 09/30/2029	300	297
3.88%, 11/30/2029	990	981
3.88%, 12/31/2029	1,210	1,199
4.00%, 12/15/2025	1,700	1,673
4.00%, 02/15/2026	1,500	1,477
4.00%, 02/29/2028	900	893
4.00%, 06/30/2028	400	398
4.00%, 10/31/2029	1,000	997
4.00%, 02/28/2030	700	699
4.13%, 01/31/2025	800	787
4.13%, 06/15/2026	2,000	1,979
4.13%, 10/31/2027	700	696
4.13%, 11/15/2032	2,400	2,451
4.25%, 09/30/2024	700	691

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	143

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Long Positions — continued
U.S. Treasury Obligations — continued
4.25%, 05/31/2025		9,615	9,493
4.25%, 10/15/2025		1,450	1,434
4.50%, 11/30/2024		1,500	1,484
4.50%, 11/15/2025		1,000	995
4.63%, 02/28/2025		1,000	992
4.63%, 06/30/2025		800	796
4.63%, 03/15/2026		2,000	2,002
U.S. Treasury STRIP Coupon Bonds,
Zero Coupon, 05/15/2024		800	765
Zero Coupon, 05/15/2026		5,000	4,400
Zero Coupon, 11/15/2026		5,000	4,318
Zero Coupon, 11/15/2028 (ee) (ff)		12,000	9,623
Zero Coupon, 11/15/2038 (jj)		6,250	3,357
Zero Coupon, 11/15/2041		200	93
Zero Coupon, 08/15/2045		600	240

Total U.S. Treasury Obligations (Cost $1,122,315)			1,089,275

Short-Term Investments — 4.0%
Repurchase Agreements — 0.5%
BNP Paribas Securities Corp.,
5.10%, dated 06/30/2023 due 07/03/2023, repurchase price $23,510 collateralized by U.S. Treasury Security, 0.13%, due 01/15/2030, with a value of $24,028.		23,500	23,500
5.14%, dated 07/03/2023 due 07/05/2023, repurchase price $24,207 collateralized by U.S. Treasury Security, 1.88%, due 08/31/2024, with a value of $24,666.		24,200	24,200

Total Repurchase Agreements			47,700

Time Deposits — 3.4%
Australia & New Zealand Banking Group Ltd.,
2.77%, 07/03/2023	AUD	101	68
4.42%, 07/03/2023		8,020	8,020
Brown Brothers Harriman & Co.,
1.97%, 07/03/2023	DKK	419	62
2.22%, 07/03/2023	SEK	1,327	123
2.60%, 07/03/2023	NOK	756	70
2.80%, 07/03/2023	SGD	5	3
3.47%, 07/03/2023	HKD	2	—	(h)
3.90%, 07/03/2023	NZD	17	10
Citibank NA,
2.37%, 07/03/2023	EUR	10,755	11,736
4.42%, 07/03/2023		23,902	23,902
Royal Bank of Canada,
3.54%, 07/04/2023	CAD	135	102
4.42%, 07/03/2023		106,218	106,218
Skandinaviska Enskilda Banken AB,
0.65%, 07/03/2023	CHF	482	538
2.37%, 07/03/2023	EUR	17,531	19,130
3.92%, 07/03/2023	GBP	3,278	4,164
4.42%, 07/03/2023		43,409	43,409
Sumitomo Mitsui Banking Corp., (0.37%), 07/03/2023	JPY	19,395	135

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Time Deposits — continued
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023	110,967	110,967

Total Time Deposits		328,657

U.S. Treasury Obligations — 0.1%
U.S. Treasury Bills,
Zero Coupon, 07/05/2023	700	700
Zero Coupon, 07/25/2023	1,400	1,396
Zero Coupon, 08/10/2023 (hh)	136	135
Zero Coupon, 09/07/2023 (hh) (ii)	2,365	2,342
Zero Coupon, 08/03/2023	700	697
Zero Coupon, 08/17/2023 (hh)	105	104
Zero Coupon, 09/12/2023 (hh)	1,310	1,297
Zero Coupon, 09/14/2023 (hh)	580	574
Zero Coupon, 08/24/2023 (hh) (ii)	810	804

Total U.S. Treasury Obligations		8,049

Total Short-Term Investments (Cost $384,404)		384,406

Total Investments, Before Short Positions — 106.9% (Cost — $10,916,257) *		10,390,627

Liabilities in Excess of Other Assets — (6.9)%		(671,485)

NET ASSETS — 100.0%		$9,719,142

Short Positions — 1.8%
Mortgage-Backed Securities — 1.8%
FHLMC Pool, Single Family, 15 years,
3.50%, 12/01/2035	52	49
3.50%, 02/01/2036	179	170
FNMA or FHLMC, Single Family, 15 years,
TBA, 2.00%, 07/01/2038 (w)	200	177
TBA, 3.00%, 07/01/2038 (w)	4,900	4,572
TBA, 3.50%, 07/01/2038 (w)	100	95
TBA, 4.00%, 07/01/2036 (w)	2,700	2,607
FNMA or FHLMC, Single Family, 30 years,
TBA, 3.00%, 07/01/2053 (w)	500	440
TBA, 3.00%, 08/01/2053 (w)	98,400	86,746
TBA, 3.50%, 07/01/2053 (w)	4,000	3,645
TBA, 3.50%, 08/01/2053 (w)	48,965	44,673
TBA, 4.50%, 08/01/2053 (w)	2,200	2,117
FNMA Pool, Single Family, 15 years,
3.50%, 06/01/2035	284	271
3.50%, 04/01/2035	880	836
GNMA II Pool, Single Family, 30 years, 4.00%, 12/20/2050	2,547	2,430
GNMA, Single Family, 30 years,
TBA, 2.50%, 07/01/2053 (w)	12,100	10,474
TBA, 2.50%, 08/01/2053 (w)	12,000	10,395
TBA, 4.50%, 08/01/2053 (w)	6,600	6,378

Total Mortgage-Backed Securities (Proceeds $178,508)		176,075

Total Securities Sold Short — 1.8% (Proceeds $178,508)*		176,075

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

144	SIX CIRCLES TRUST	JUNE 30, 2023

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Australian Government 10 Year Bond	20	09/2023	AUD	1,559	(11)
Canadian Government 10 Year Bond	3	09/2023	CAD	276	1
Euro Bund	100	09/2023	EUR	14,458	135
Euro Buxl	40	09/2023	EUR	5,985	109
Euro Schatz	97	09/2023	EUR	11,167	(69)
Long Gilt	164	09/2023	GBP	20,168	(319)
SOFR 3 Month	212	09/2023	USD	50,300	(162)
SOFR 3 Month	1,275	03/2024	USD	302,765	(319)
U.S. Treasury 10 Year Note	80	09/2023	USD	9,136	(154)
U.S. Treasury 2 Year Note	46	09/2023	USD	9,455	(101)
U.S. Treasury 5 Year Note	201	09/2023	USD	21,893	(367)
U.S. Treasury Long Bond	228	09/2023	USD	29,013	(78)
U.S. Treasury Ultra Bond	119	09/2023	USD	16,138	72
U.S. Ultra Treasury 10 Year Note	46	09/2023	USD	5,503	(55)

					(1,318)

Short Contracts
Euro BOBL	(402)	09/2023	EUR	(51,413)	655
Euro Bund	(25)	09/2023	EUR	(3,684)	36
SOFR 3 Month	(106)	12/2023	USD	(25,233)	154
SOFR 3 Month	(1,381)	06/2024	USD	(329,351)	535
U.S. Treasury 10 Year Note	(326)	09/2023	USD	(37,233)	634
U.S. Treasury 2 Year Note	(26)	09/2023	USD	(5,356)	69
U.S. Treasury 5 Year Note	(10)	09/2023	USD	(1,093)	22
U.S. Treasury Long Bond	(24)	09/2023	USD	(3,051)	5
U.S. Treasury Ultra Bond	(26)	09/2023	USD	(3,515)	(27)
U.S. Ultra Treasury 10 Year Note	(25)	09/2023	USD	(2,987)	26

					2,109

Total unrealized appreciation (depreciation)					791

Forward foreign currency exchange contracts outstanding as of June 30, 2023:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	402	AUD	602	Bank of America, NA	07/05/2023	1
AUD	3,360	USD	2,233	Bank of America, NA	07/05/2023	5
AUD	60	USD	39	Goldman Sachs International	07/05/2023	1
AUD	602	USD	396	HSBC Bank plc	07/05/2023	5
USD	2,847	CAD	3,744	Goldman Sachs International	07/05/2023	20
CAD	656	USD	483	HSBC Bank plc	07/05/2023	12
CAD	3,089	USD	2,283	Morgan Stanley & Co.	07/05/2023	49
CHF	40	USD	44	Goldman Sachs International	07/05/2023	1
CHF	3,290	USD	3,654	Goldman Sachs International	07/05/2023	22
CHF	10,022	USD	11,115	UBS AG London	07/05/2023	81
USD	1,828	CNY	13,200	Brown Brothers Harriman & Co.	07/05/2023	10
USD	907,423	CNY	6,429,200	Brown Brothers Harriman & Co.	07/05/2023	22,352
USD	29,655	CNY	210,000	Brown Brothers Harriman & Co.	07/05/2023	745
USD	3,275	CNY	23,600	Brown Brothers Harriman & Co.	07/05/2023	26
USD	2,686	CNY	19,000	Brown Brothers Harriman & Co.	07/05/2023	70

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	145

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	1,635	CNY	11,800	Brown Brothers Harriman & Co.	07/05/2023	11
USD	3,510	CNY	25,000	Brown Brothers Harriman & Co.	07/05/2023	69
USD	12,688	CNY	90,000	Brown Brothers Harriman & Co.	07/05/2023	298
DKK	47,197	USD	6,872	Morgan Stanley & Co.	07/05/2023	45
DKK	7,590	USD	1,106	Morgan Stanley & Co.	07/05/2023	7
EUR	84,825	USD	91,950	Citibank, NA	07/05/2023	611
EUR	3,091,561	USD	3,369,183	Citibank, NA	07/05/2023	4,329
EUR	41,824	USD	45,337	Citibank, NA	07/05/2023	301
EUR	805,083	USD	877,540	Goldman Sachs International	07/05/2023	966
USD	1,186	EUR	1,085	Goldman Sachs International	07/05/2023	2
USD	343	EUR	313	HSBC Bank plc	07/05/2023	2
USD	5	EUR	5	Morgan Stanley & Co.	07/05/2023	—	(h)
USD	27	EUR	25	Morgan Stanley & Co.	07/05/2023	—	(h)
EUR	19,041	USD	20,740	Morgan Stanley & Co.	07/05/2023	38
USD	115	EUR	105	UBS AG London	07/05/2023	—	(h)
EUR	210	USD	225	UBS AG London	07/05/2023	4
EUR	2,000	USD	2,135	UBS AG London	07/05/2023	47
EUR	654	USD	700	Westpac Banking Corp.	07/05/2023	14
GBP	439,457	USD	556,375	Bank of America, NA	07/05/2023	1,736
GBP	137,634	USD	174,251	Bank of America, NA	07/05/2023	544
GBP	459	USD	569	HSBC Bank plc	07/05/2023	14
GBP	12,080	USD	14,983	Morgan Stanley & Co.	07/05/2023	359
GBP	566	USD	717	UBS AG London	07/05/2023	2
USD	26	HKD	200	Goldman Sachs International	07/05/2023	—	(h)
HUF	1,386,696	USD	4,051	Goldman Sachs International	07/05/2023	11
USD	19,224	JPY	2,676,520	Bank of America, NA	07/05/2023	675
USD	369	JPY	51,540	Deutsche Bank AG	07/05/2023	12
USD	7	JPY	1,040	Deutsche Bank AG	07/05/2023	—	(h)
USD	64,754	JPY	8,989,616	HSBC Bank plc	07/05/2023	2,453
USD	399	JPY	55,420	Morgan Stanley & Co.	07/05/2023	15
JPY	2,807,400	USD	19,411	Royal Bank of Canada	07/05/2023	45
USD	85	JPY	11,900	Royal Bank of Canada	07/05/2023	3
USD	76	JPY	10,980	Toronto-Dominion Bank (The)	07/05/2023	—	(h)
NOK	47,175	USD	4,382	Bank of America, NA	07/05/2023	13
NZD	400	USD	243	Royal Bank of Canada	07/05/2023	2
PLN	44,493	USD	10,857	Goldman Sachs International	07/05/2023	86
RON	23,120	USD	5,052	Goldman Sachs International	07/05/2023	37
SEK	540	USD	50	Bank of America, NA	07/05/2023	—	(h)
SEK	34,693	USD	3,185	Bank of America, NA	07/05/2023	32
SEK	73,620	USD	6,766	Goldman Sachs International	07/05/2023	60
SGD	500	USD	369	Toronto-Dominion Bank (The)	07/05/2023	1
CZK	198,614	USD	9,064	Goldman Sachs International	07/07/2023	52
USD	7,610	AUD	11,301	Morgan Stanley & Co.	07/19/2023	79
USD	2,787	CHF	2,476	Barclays Bank plc	07/19/2023	16
USD	1,036	CZK	22,045	HSBC Bank plc	07/19/2023	25
USD	689	DKK	4,651	HSBC Bank plc	07/19/2023	7
GBP	321	USD	404	Citibank, NA	07/19/2023	4
GBP	454	USD	563	Morgan Stanley & Co.	07/19/2023	13
USD	321	JPY	44,567	Bank of America, NA	07/19/2023	12
USD	352	NOK	3,663	Goldman Sachs International	07/19/2023	11
USD	707	NZD	1,136	Morgan Stanley & Co.	07/19/2023	10
USD	583	RON	2,629	Morgan Stanley & Co.	07/19/2023	4
USD	1,122	SEK	11,538	HSBC Bank plc	07/19/2023	52
CHF	40	USD	45	Morgan Stanley & Co.	08/02/2023	—	(h)
CHF	125	EUR	128	UBS AG London	08/02/2023	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

146	SIX CIRCLES TRUST	JUNE 30, 2023

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	939,676	CNY	6,795,300	Brown Brothers Harriman & Co.	08/02/2023	1,118
USD	1,058	DKK	7,179	Bank of America, NA	08/02/2023	4
USD	940	DKK	6,403	Morgan Stanley & Co.	08/02/2023	—	(h)
USD	235	EUR	215	Bank of America, NA	08/02/2023	—	(h)
SEK	850	EUR	72	Bank of America, NA	08/02/2023	1
USD	56,653	EUR	51,632	BNP Paribas	08/02/2023	227
USD	9,961	EUR	9,105	Citibank, NA	08/02/2023	11
EUR	210	USD	229	Citibank, NA	08/02/2023	—	(h)
EUR	11,010	USD	12,029	Citibank, NA	08/02/2023	4
USD	45,945	EUR	41,824	Morgan Stanley & Co.	08/02/2023	237
EUR	125	USD	137	Morgan Stanley & Co.	08/02/2023	—	(h)
EUR	2,980	USD	3,256	Morgan Stanley & Co.	08/02/2023	1
USD	93,182	EUR	84,825	Morgan Stanley & Co.	08/02/2023	482
EUR	210	USD	229	Westpac Banking Corp.	08/02/2023	—	(h)
EUR	642	USD	700	Westpac Banking Corp.	08/02/2023	1
USD	25,853	GBP	20,342	Barclays Bank plc	08/02/2023	13
USD	17,092	GBP	13,448	Barclays Bank plc	08/02/2023	9
USD	4,001	GBP	3,145	Goldman Sachs International	08/02/2023	6
USD	62,923	JPY	8,989,616	Bank of America, NA	08/02/2023	333
SEK	185	USD	17	Morgan Stanley & Co.	08/02/2023	—	(h)
USD	511	CNH	3,621	Bank of America, NA	08/23/2023	11
USD	889	CNH	6,294	Morgan Stanley & Co.	08/23/2023	20
USD	51,212	CNH	357,464	Morgan Stanley & Co.	08/23/2023	1,841
USD	1,865	IDR	27,858,741	Morgan Stanley & Co.	09/20/2023	8
USD	871	IDR	12,975,922	Morgan Stanley & Co.	09/20/2023	6
USD	799	ILS	2,907	Citibank, NA	09/20/2023	12
USD	2,059	KRW	2,609,680	Morgan Stanley & Co.	09/20/2023	70
USD	676	MYR	3,103	Goldman Sachs International	09/20/2023	7
USD	28	MYR	130	Morgan Stanley & Co.	09/20/2023	—	(h)
USD	1,343	MYR	6,136	Morgan Stanley & Co.	09/20/2023	21
USD	1,258	SGD	1,689	Goldman Sachs International	09/20/2023	5
USD	606	THB	20,779	Goldman Sachs International	09/20/2023	15
USD	1,400	THB	48,057	Morgan Stanley & Co.	09/20/2023	34

Total unrealized appreciation						41,026

USD	13	AUD	20	Deutsche Bank AG	07/05/2023	(—	)(h)
USD	7	AUD	10	Standard Chartered Bank	07/05/2023	(—	)(h)
USD	2,198	AUD	3,390	UBS AG London	07/05/2023	(60)
USD	44	CHF	40	Bank of America, NA	07/05/2023	(1)
USD	320	CHF	290	Bank of America, NA	07/05/2023	(5)
USD	72	CHF	65	Bank of America, NA	07/05/2023	(1)
USD	39	CHF	35	Bank of America, NA	07/05/2023	(—	)(h)
CHF	125	EUR	129	Goldman Sachs International	07/05/2023	(1)
USD	110	CHF	100	Goldman Sachs International	07/05/2023	(2)
USD	340	CHF	310	Goldman Sachs International	07/05/2023	(6)
USD	209	CHF	190	Morgan Stanley & Co.	07/05/2023	(4)
USD	17	CHF	15	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	44	CHF	40	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	27	CHF	25	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	3,406	CHF	3,090	UBS AG London	07/05/2023	(46)
EUR	128	CHF	125	UBS AG London	07/05/2023	(—	)(h)
USD	22	CHF	20	UBS AG London	07/05/2023	(—	)(h)
USD	10,067	CHF	9,132	UBS AG London	07/05/2023	(136)
CNY	26,500	USD	3,756	Brown Brothers Harriman & Co.	07/05/2023	(107)
USD	2,255	DKK	15,619	Bank of America, NA	07/05/2023	(34)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	147

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
DKK	7,191	USD	1,058	Bank of America, NA	07/05/2023	(4)
USD	8	DKK	55	Bank of America, NA	07/05/2023	(—	)(h)
USD	29	DKK	195	Citibank, NA	07/05/2023	(—	)(h)
USD	6,779	DKK	47,197	Citibank, NA	07/05/2023	(138)
USD	1,037	DKK	7,220	Citibank, NA	07/05/2023	(21)
DKK	6,413	USD	940	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	17	DKK	120	UBS AG London	07/05/2023	(—	)(h)
USD	211,122	EUR	197,278	Bank of America, NA	07/05/2023	(4,148)
USD	64,838	EUR	60,700	Bank of America, NA	07/05/2023	(1,398)
USD	64	EUR	60	Bank of America, NA	07/05/2023	(1)
USD	54	EUR	50	Bank of America, NA	07/05/2023	(1)
USD	529	EUR	495	Bank of America, NA	07/05/2023	(11)
USD	97	EUR	90	Bank of America, NA	07/05/2023	(2)
EUR	72	SEK	850	Bank of America, NA	07/05/2023	(1)
USD	601,180	EUR	561,480	Bank of New York Mellon	07/05/2023	(11,507)
EUR	51,632	USD	56,573	BNP Paribas	07/05/2023	(232)
USD	55,505	EUR	51,632	BNP Paribas	07/05/2023	(836)
USD	43	EUR	40	Citibank, NA	07/05/2023	(1)
USD	90,460	EUR	84,297	Citibank, NA	07/05/2023	(1,525)
USD	43,380	EUR	40,425	Citibank, NA	07/05/2023	(732)
USD	3,928	EUR	3,660	Goldman Sachs International	07/05/2023	(66)
USD	1,127	EUR	1,055	HSBC Bank plc	07/05/2023	(24)
USD	5,964	EUR	5,550	Morgan Stanley & Co.	07/05/2023	(93)
EUR	41,824	USD	45,881	Morgan Stanley & Co.	07/05/2023	(243)
USD	20,926	EUR	19,590	Morgan Stanley & Co.	07/05/2023	(451)
USD	19,083	EUR	17,826	Morgan Stanley & Co.	07/05/2023	(369)
USD	43,525	EUR	40,425	Morgan Stanley & Co.	07/05/2023	(586)
USD	601	EUR	557	Morgan Stanley & Co.	07/05/2023	(7)
USD	752	EUR	705	Morgan Stanley & Co.	07/05/2023	(17)
SEK	850	EUR	73	Morgan Stanley & Co.	07/05/2023	(1	)(h)
USD	1,312	EUR	1,224	Morgan Stanley & Co.	07/05/2023	(24)
USD	90,763	EUR	84,297	Morgan Stanley & Co.	07/05/2023	(1,223)
EUR	84,825	USD	93,053	Morgan Stanley & Co.	07/05/2023	(492)
USD	2,044,725	EUR	1,909,611	UBS AG London	07/05/2023	(39,043)
USD	1,101,004	EUR	1,028,250	UBS AG London	07/05/2023	(21,023)
USD	11	EUR	10	UBS AG London	07/05/2023	(—	)(h)
USD	91,913	EUR	85,900	UBS AG London	07/05/2023	(1,821)
USD	397	EUR	370	UBS AG London	07/05/2023	(7)
USD	59	EUR	55	UBS AG London	07/05/2023	(1)
USD	3,247	EUR	3,010	UBS AG London	07/05/2023	(38)
USD	300	EUR	280	UBS AG London	07/05/2023	(6)
USD	9,742	EUR	9,100	UBS AG London	07/05/2023	(188)
USD	13,974	EUR	13,060	UBS AG London	07/05/2023	(278)
USD	229	EUR	210	Westpac Banking Corp.	07/05/2023	(—	)(h)
USD	700	EUR	643	Westpac Banking Corp.	07/05/2023	(1)
USD	3,758	GBP	3,000	Bank of America, NA	07/05/2023	(52)
USD	874	GBP	700	Bank of America, NA	07/05/2023	(15)
USD	3,742	GBP	3,020	Bank of America, NA	07/05/2023	(94)
GBP	13,448	USD	17,088	Barclays Bank plc	07/05/2023	(8)
GBP	20,342	USD	25,847	Barclays Bank plc	07/05/2023	(13)
USD	701	GBP	566	Citibank, NA	07/05/2023	(18)
USD	541	GBP	430	Citibank, NA	07/05/2023	(5)
USD	25,744	GBP	20,801	Goldman Sachs International	07/05/2023	(673)
USD	1,273	GBP	1,020	Goldman Sachs International	07/05/2023	(23)
USD	16,644	GBP	13,448	Goldman Sachs International	07/05/2023	(435)

SEE NOTES TO FINANCIAL STATEMENTS.

148	SIX CIRCLES TRUST	JUNE 30, 2023

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	542,992	GBP	438,537	Morgan Stanley & Co.	07/05/2023	(13,950)
USD	164,015	GBP	132,464	Morgan Stanley & Co.	07/05/2023	(4,214)
USD	12,463	GBP	10,000	Westpac Banking Corp.	07/05/2023	(237)
HKD	200	USD	26	Royal Bank of Canada	07/05/2023	(—	)(h)
USD	3,950	HUF	1,386,696	Morgan Stanley & Co.	07/05/2023	(112)
JPY	8,989,616	USD	62,657	Bank of America, NA	07/05/2023	(356)
USD	4,193	NOK	47,175	Morgan Stanley & Co.	07/05/2023	(202)
USD	240	NZD	400	Toronto-Dominion Bank (The)	07/05/2023	(5)
USD	217	PLN	910	Goldman Sachs International	07/05/2023	(7)
USD	10,006	PLN	42,683	Goldman Sachs International	07/05/2023	(492)
USD	214	PLN	900	Morgan Stanley & Co.	07/05/2023	(7)
USD	4,263	RON	19,860	Goldman Sachs International	07/05/2023	(108)
USD	176	RON	820	Goldman Sachs International	07/05/2023	(5)
USD	523	RON	2,440	Morgan Stanley & Co.	07/05/2023	(14)
USD	6,741	SEK	73,620	Bank of America, NA	07/05/2023	(85)
USD	49	SEK	540	Bank of America, NA	07/05/2023	(1)
USD	2,966	SEK	32,388	Bank of America, NA	07/05/2023	(37)
USD	111	SEK	1,205	Bank of America, NA	07/05/2023	(1)
USD	6	SEK	60	Goldman Sachs International	07/05/2023	(—	)(h)
USD	56	SEK	610	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	14	SEK	155	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	25	SEK	275	Morgan Stanley & Co.	07/05/2023	(—	)(h)
USD	369	SGD	500	Toronto-Dominion Bank (The)	07/05/2023	(—	)(h)
USD	166	CZK	3,710	Goldman Sachs International	07/07/2023	(4)
USD	8,758	CZK	194,904	Goldman Sachs International	07/07/2023	(188)
USD	358	AUD	540	Morgan Stanley & Co.	07/19/2023	(1)
USD	515	CAD	697	Barclays Bank plc	07/19/2023	(11)
USD	12,175	CAD	16,460	HSBC Bank plc	07/19/2023	(253)
USD	2,077	EUR	1,925	Bank of America, NA	07/19/2023	(25)
EUR	322	USD	357	Citibank, NA	07/19/2023	(5)
USD	627	EUR	587	Morgan Stanley & Co.	07/19/2023	(13)
USD	466	HUF	163,362	Barclays Bank plc	07/19/2023	(10)
JPY	53,054	USD	394	Citibank, NA	07/19/2023	(26)
USD	328	JPY	47,329	Morgan Stanley & Co.	07/19/2023	(1)
USD	414	PLN	1,753	Citibank, NA	07/19/2023	(17)
USD	364	PLN	1,554	Morgan Stanley & Co.	07/19/2023	(18)
USD	87	AUD	130	Bank of America, NA	08/02/2023	(—	)(h)
AUD	602	USD	402	Bank of America, NA	08/02/2023	(1)
USD	2,235	AUD	3,360	Bank of America, NA	08/02/2023	(5)
CAD	3,744	USD	2,848	Goldman Sachs International	08/02/2023	(20)
USD	6	CHF	5	Bank of America, NA	08/02/2023	(—	)(h)
USD	50	CHF	45	Bank of America, NA	08/02/2023	(—	)(h)
USD	3,664	CHF	3,290	Goldman Sachs International	08/02/2023	(23)
USD	11,147	CHF	10,022	UBS AG London	08/02/2023	(85)
USD	4,252	CNY	30,800	Brown Brothers Harriman & Co.	08/02/2023	(2)
USD	20,018	CNY	145,000	Brown Brothers Harriman & Co.	08/02/2023	(9)
USD	9,053	CZK	198,614	Goldman Sachs International	08/02/2023	(51)
USD	6,884	DKK	47,197	Morgan Stanley & Co.	08/02/2023	(46)
USD	1,107	DKK	7,590	Morgan Stanley & Co.	08/02/2023	(7)
USD	45,401	EUR	41,824	Citibank, NA	08/02/2023	(306)
USD	3,373,840	EUR	3,091,561	Citibank, NA	08/02/2023	(4,749)
USD	92,080	EUR	84,825	Citibank, NA	08/02/2023	(620)
USD	878,750	EUR	805,083	Goldman Sachs International	08/02/2023	(1,079)
USD	20,768	EUR	19,041	Morgan Stanley & Co.	08/02/2023	(40)
USD	556,500	GBP	439,457	Bank of America, NA	08/02/2023	(1,734)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	149

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	174,290	GBP	137,634	Bank of America, NA	08/02/2023	(543)
GBP	2,590	USD	3,294	Citibank, NA	08/02/2023	(3)
GBP	15	USD	19	Morgan Stanley & Co.	08/02/2023	(—	)(h)
USD	717	GBP	566	UBS AG London	08/02/2023	(2)
GBP	430	USD	547	UBS AG London	08/02/2023	(1)
USD	26	HKD	200	Royal Bank of Canada	08/02/2023	(—	)(h)
USD	4,020	HUF	1,386,696	Goldman Sachs International	08/02/2023	(8)
USD	436	HUF	150,095	UBS AG London	08/02/2023	(—	)(h)
USD	120	JPY	17,270	Deutsche Bank AG	08/02/2023	(—	)(h)
USD	820	JPY	117,940	Deutsche Bank AG	08/02/2023	(1)
USD	19,493	JPY	2,807,400	Royal Bank of Canada	08/02/2023	(54)
USD	4,387	NOK	47,175	Bank of America, NA	08/02/2023	(13)
USD	243	NZD	400	Royal Bank of Canada	08/02/2023	(2)
USD	10,841	PLN	44,493	Goldman Sachs International	08/02/2023	(84)
USD	5,048	RON	23,120	Goldman Sachs International	08/02/2023	(36)
USD	50	SEK	540	Bank of America, NA	08/02/2023	(1)
USD	3,189	SEK	34,693	Bank of America, NA	08/02/2023	(32)
USD	6,775	SEK	73,620	Goldman Sachs International	08/02/2023	(61)
USD	30	SGD	40	Toronto-Dominion Bank (The)	08/02/2023	(—	)(h)
USD	369	SGD	500	Toronto-Dominion Bank (The)	08/02/2023	(1)
USD	244	CLP	198,618	HSBC Bank plc	09/20/2023	(2)
USD	148	CLP	120,755	HSBC Bank plc	09/20/2023	(1)
USD	53	KRW	69,390	Bank of America, NA	09/20/2023	(—	)(h)
USD	200	KRW	262,800	Bank of America, NA	09/20/2023	(—	)(h)
KRW	1,260,908	USD	992	Citibank, NA	09/20/2023	(31)
USD	1,784	MXN	31,682	Barclays Bank plc	09/20/2023	(40)
USD	327	PEN	1,205	HSBC Bank plc	09/20/2023	(3)
USD	32	THB	1,130	Deutsche Bank AG	09/20/2023	(—	)(h)

Total unrealized depreciation						(118,400)

Net unrealized appreciation (depreciation)						(77,374)

OTC Interest Rate Swaps contracts outstanding as of June 30, 2023:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	2.44% quarterly	Pay	Morgan Stanley & Co.	11/17/2030	MYR	5,000	(—	)(h)	(96)	(96)

Total							(—	)(h)	(96)	(96)

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2023:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2023	JPY	360,000	3		(3)	(—	)(h)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2024	JPY	600,000	(11)		8	(3)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.14% annually	Pay	12/06/2024	JPY	193,790	—	(h)	3	3
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% semi-annually	Pay	12/03/2025	JPY	140,000	(—	)(h)	(1)	(1)

SEE NOTES TO FINANCIAL STATEMENTS.

150	SIX CIRCLES TRUST	JUNE 30, 2023

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)		UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2027	JPY	400,000	(32)		4		(28)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Pay	07/08/2028	JPY	165,000	(19)		1		(18)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2029	JPY	300,000	70		(22)		48
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.05)% annually	Receive	07/08/2030	JPY	445,000	130		(32)		98
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% semi-annually	Pay	12/03/2030	JPY	143,500	(—	)(h)	(14)		(14)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.05% annually	Pay	07/08/2032	JPY	120,000	(40)		4		(36)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.10% annually	Pay	07/08/2033	JPY	125,000	(40)		(1)		(41)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.15% annually	Pay	07/08/2037	JPY	135,000	(78)		—	(h)	(78)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.30% annually	Pay	07/08/2043	JPY	110,000	(100)		8		(92)
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	0.45% annually	Pay	07/08/2048	JPY	10,000	(9)		(—	)(h)	(9)
BBSW ASX Australian 6 Month	2.50% semi-annually	Pay	12/03/2025	AUD	3,390	269		(375)		(106)
BBSW ASX Australian 6 Month	2.75% semi-annually	Pay	12/03/2030	AUD	1,035	144		(213)		(69)
BBSW ASX Australian 6 Month	2.80% semi-annually	Pay	12/03/2033	AUD	485	(42)		(1)		(43)
Canadian Overnight Repo Rate Average	4.45% semi-annually	Pay	12/03/2024	CAD	13,145	45		(114)		(69)
Canadian Overnight Repo Rate Average	3.65% semi-annually	Pay	12/03/2027	CAD	8,000	132		(189)		(57)
Canadian Overnight Repo Rate Average	3.50% semi-annually	Pay	12/03/2029	CAD	2,325	52		(63)		(11)
Canadian Overnight Repo Rate Average	3.45% semi-annually	Pay	12/03/2032	CAD	1,775	45		(48)		(3)
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2042	CAD	1,895	57		(40)		17
Canadian Overnight Repo Rate Average	3.30% semi-annually	Pay	12/03/2052	CAD	1,510	36		(18)		18
Canadian Overnight Repo Rate Average	3.55% semi-annually	Pay	12/03/2053	CAD	115	(—	)(h)	(1)		(1)
CFETS China Fixing Repo Rates 7 Day	2.30% quarterly	Pay	05/11/2025	CNY	3,450	1		1		2
CFETS China Fixing Repo Rates 7 Day	2.81% quarterly	Pay	04/12/2026	CNY	3,590	—	(h)	9		9
CFETS China Fixing Repo Rates 7 Day	2.60% quarterly	Pay	05/11/2028	CNY	12,340	11		7		18
Colombia IBR Overnight Nominal Interbank Reference Rate	4.44% quarterly	Pay	09/10/2030	COP	2,257,000	—	(h)	(101)		(101)
ESTR Volume Weighted Trimmed Mean Rate	1.20% annually	Pay	05/11/2052	EUR	1,810	(182)		(337)		(519)
ICE LIBOR USD 3 Month	1.50% semi-annually	Pay	09/15/2023	USD	27,300	3		(289)		(286)
KRW Certificate of Deposit 3 Month	3.15% quarterly	Pay	08/04/2024	KRW	1,448,000	—	(h)	(8)		(8)
KRW Certificate of Deposit 3 Month	1.00% quarterly	Pay	09/01/2025	KRW	2,400,000	—	(h)	(106)		(106)
KRW Certificate of Deposit 3 Month	3.14% quarterly	Pay	04/19/2028	KRW	860,000	—	(h)	(11)		(11)
KRW Certificate of Deposit 3 Month	1.07% quarterly	Pay	04/27/2030	KRW	200,000	(8)		(14)		(22)
KRW Certificate of Deposit 3 Month	0.97% quarterly	Pay	08/14/2030	KRW	2,100,000	—	(h)	(257)		(257)
KRW Certificate of Deposit 3 Month	0.94% quarterly	Pay	08/19/2030	KRW	5,075,000	(83)		(535)		(618)
KRW Certificate of Deposit 3 Month	2.82% quarterly	Pay	04/28/2032	KRW	1,245,595	(13)		(31)		(44)
KRW Certificate of Deposit 3 Month	3.10% quarterly	Pay	03/10/2043	KRW	161,125	(3)		(2)		(5)
SONIA Interest Rate Benchmark	0.45% annually	Pay	03/31/2026	GBP	1,250	—	(h)	(224)		(224)
SONIA Interest Rate Benchmark	1.15% annually	Receive	05/08/2033	GBP	2,500	666		185		851
SONIA Interest Rate Benchmark	1.20% annually	Pay	05/08/2038	GBP	345	(139)		1		(138)
SONIA Interest Rate Benchmark	1.25% annually	Receive	05/08/2043	GBP	895	381		58		439
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2046	GBP	1,865	299		(1,245)		(946)
SONIA Interest Rate Benchmark	1.25% annually	Pay	05/08/2048	GBP	480	(258)		7		(251)
Swiss Average Rate ON Intraday Value	0.13% annually	Pay	11/05/2031	CHF	150	2		(25)		(23)
Swiss Average Rate ON Intraday Value	1.91% annually	Pay	03/31/2033	CHF	400	—	(h)	6		6
Thailand Overnight Repo Rate ON	1.15% quarterly	Pay	11/19/2030	THB	31,000	—	(h)	(90)		(90)
United States SOFR	1.75% annually	Pay	06/15/2025	USD	15,200	(441)		(1,464)		(1,905)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	151

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	3.50% annually	Receive	06/21/2026	USD	5,500	(1)	137	136
United States SOFR	2.00% annually	Receive	12/21/2027	USD	5,400	378	136	514
United States SOFR	1.22% annually	Receive	08/15/2028	USD	5,797	— (h)	858	858
United States SOFR	1.50% semi-annually	Pay	12/15/2028	USD	27,300	173	(3,422)	(3,249)
United States SOFR	3.50% annually	Receive	12/20/2030	USD	34,800	(64)	139	75
United States SOFR	3.50% annually	Receive	12/20/2033	USD	60,500	(430)	129	(301)

Total						904	(7,595)	(6,691)

(a)	Value of floating rate index as of June 30, 2023 was as follows:

FLOATING RATE INDEX
Bank Negara Malaysia KLIBOR Interbank Offered Rate Fixing 3 Month	3.45%
Bank of Japan Final Result: Unsecured Overnight Call Rate TONAR	(0.08)%
BBSW ASX Australian 6 Month	4.70%
Canadian Overnight Repo Rate Average	4.75%
CFETS China Fixing Repo Rates 7 Day	2.60%
Colombia IBR Overnight Nominal Interbank Reference Rate	12.27%
ESTR Volume Weighted Trimmed Mean Rate	3.40%
ICE LIBOR USD 3 Month	5.55%
KRW Certificate of Deposit 3 Month	3.75%
SONIA Interest Rate Benchmark	4.93%
Swiss Average Rate ON Intraday Value	1.71%
Thailand Overnight Repo Rate ON	1.99%
United States SOFR	5.09%

Written Put Option contracts on securities as of June 30, 2023:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 07/13/2053	Citigroup Global Markets, Inc.	(2,500)	USD	(696)	USD	93.86	07/06/2023	$(7)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 07/13/2053	BofA Securities, Inc.	(4,500)	USD	(1,540)	USD	93.98	07/06/2023	(16)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 07/13/2053	Citigroup Global Markets, Inc.	(3,000)	USD	(1,052)	USD	94.00	07/06/2023	(11)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 08/14/2053	Citigroup Global Markets, Inc.	(22,500)	USD	(12,588)	USD	95.88	08/07/2023	(132)

								(166)

Written Call Option contracts on securities as of June 30, 2023:
DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT		EXERCISE PRICE		EXPIRATION DATE	VALUE
FNMA or FHLMC, Single Family, 30 years, TBA, 4.00%, 08/14/2053	Citigroup Global Markets, Inc.	(7,000)	USD	(1,914)	USD	95.39	08/07/2023	(20)
FNMA or FHLMC, Single Family, 30 years, TBA, 4.50%, 08/14/2053	Citigroup Global Markets, Inc.	(22,500)	USD	(3,101)	USD	97.88	08/07/2023	(32)

								(52)

Total Written Options Contracts (Premiums Received $324)								(218)

Reverse Repurchase Agreements
COUNTERPARTY	BORROWING RATE	SETTLEMENT DATE	MATURITY DATE	AMOUNT BORROWED	PAYABLE FOR REVERSE REPURCHASE AGREEMENTS	COLLATERAL PLEDGED/ (RECEIVED)	NET AMOUNT (DUE TO)/ FROM COUNTERPATRY
BofA Securities, Inc.	5.26%	6/13/2023	7/13/2023	(118,320)	118,631	(118,631)	—

					118,631

SEE NOTES TO FINANCIAL STATEMENTS.

152	SIX CIRCLES TRUST	JUNE 30, 2023

Accounted for as Secured Borrowings
Remaining Contractual Maturity of the Agreements
	OVERNIGHT AND CONTINUOUS	UP TO 30 DAYS	31-90 DAYS	GREATER THAN 90 DAYS	TOTAL
Reverse Repurchase Agreements
Mortgage Backed Securities	—	118,631	—	—	118,631

Payable for Reverse Repurchase Agreements					118,631

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

ACES	— Alternative Credit Enhancement Securities
ARM	— Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of June 30, 2023.
ASX	— Australian Stock Exchange
BAM	— Insured by Build America Mutual
BBSW	— Bank Bill Swap Rate
CFETS	— China Foreign Exchange Trade System
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
CPI	— Consumer Price Index
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro short-term rate
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IBR	— Indicador Bancario de Referencia
ICE	— Intercontinental Exchange
IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of June 30, 2023. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
OYJ	— Public Limited Company
PO

—  Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REIT	— Real Estate Investment Trust
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REMICS	— Real Estate Mortgage Investment Conduit
Rev.	— Revenue
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Interbank Average Rate
STRIP

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	— Step-Up Bond. The interest rate shown is the rate in effect as of June 30, 2023.
TBA	— To Be Announced
TONAR	— Tokyo Overnight Average Rate
VA	— Veterans Administration
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2023.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(bb)	— Security has been valued using significant unobservable inputs.
(ee)	— Approximately $596 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ff)	— Approximately $655 of these investments are restricted as collateral for futures to Citigroup Global Markets, Inc.
(gg)	— Position, or portion thereof, has been segregated to collateralize reverse repurchase agreements.
(hh)	— Approximately $3,620 of these investments are restricted as collateral for TBAs to various brokers.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	153

Six Circles Global Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(ii)	— Approximately $948 of these investments are restricted as collateral for forwards to various brokers.
(jj)	— Approximately $4,883 of these investments are restricted as collateral for bi-lateral derivatives to various brokers.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan
COP	— Colombian Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
HKD	— Hong Kong Dollar

HUF	— Hungarian Forint
GBP	— British Pound
IDR	— Indonesian Rupiah
ILS	— Israeli New Shekel
JPY	— Japanese Yen
KRW	— Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
RON	— Romanian Leu
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

154	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Corporate Bond — 0.0% (g)
Consumer Non-cyclical — 0.0% (g)
Healthcare — Services — 0.0% (g)
Tower Health, Series 2020, 4.45%, 02/01/2050 (Cost $865)	1,000	452

Municipal Bonds — 97.2% (t)
Alabama — 3.1%
Alabama Economic Settlement Authority, BP Settlement, Series A, Rev., 4.00%, 09/15/2033	1,000	1,002
Alabama Federal Aid Highway Finance Authority, Series A, Rev., 5.00%, 09/01/2035 (p)	2,000	2,129
Alabama Federal Aid Highway Finance Authority, Garvee,
Series A, Rev., 5.00%, 09/01/2032 (p)	1,160	1,263
Series A, Rev., 5.00%, 09/01/2035 (p)	1,000	1,089
Series A, Rev., 5.00%, 09/01/2036 (p)	2,000	2,130
Alabama Housing Finance Authority, South Oak Residence Project, Rev., 1.25%, 12/01/2025 (z)	4,270	4,102
Alabama Public School and College Authority, Social Bonds,
Series A, Rev., 5.00%, 11/01/2037	6,400	7,134
Series A, Rev., 5.00%, 11/01/2039	10,000	11,052
Alabama Special Care Facilities Financing Authority, Ascension Senior Credit Group, Series C, Rev., 5.00%, 11/15/2046	5,000	5,082
Black Belt Energy Gas District,
Rev., LIQ: Royal Bank of Canada, 4.00%, 06/01/2051 (z)	17,030	16,825
Series B1, Rev., 4.00%, 04/01/2053 (z)	2,000	1,977
Series B2, Rev., (SIFMA Municipal Swap Index + 0.65%), 4.66%, 04/01/2053 (aa)	9,250	9,038
Series B, Rev., LIQ: Royal Bank of Canada, 5.25%, 12/01/2053 (z)	1,845	1,970
Series C1, Rev., 5.25%, 02/01/2053 (z)	12,245	12,818
Series D1, Rev., LIQ: Royal Bank of Canada, 4.00%, 07/01/2052 (z)	1,930	1,924
Black Belt Energy Gas District, Gas Project, Series F, Rev., 5.50%, 11/01/2053 (z)	10,625	11,216
Black Belt Energy Gas District, Gas Project Bonds Project No. 7, Rev., 4.00%, 10/01/2052 (z)	12,120	12,011
Black Belt Energy Gas District, Gas Project No. 8, Series A, Rev., 4.00%, 12/01/2052 (z)	3,410	3,313
Black Belt Energy Gas District, Project No. 4, Series A1, Rev., 4.00%, 12/01/2049 (z)	7,810	7,764
Black Belt Energy Gas District, Project No. 5, Series A1, Rev., 4.00%, 10/01/2049 (z)	5,000	4,961
Black Belt Energy Gas District, Project No. 6, Series B, Rev., 4.00%, 10/01/2052 (z)	6,505	6,446
City of Birmingham, Warrants, Series A, GO, 4.00%, 06/01/2032	4,075	4,292

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Alabama — continued
County of Jefferson, Sewer Revenue, Senior Lien, Warrants, Series A, Rev., AGM, 5.50%, 10/01/2053	500	511
County of Jefferson, Sewer Revenue, Subordinated Lien, Series D, Rev., 6.50%, 10/01/2053	220	232
Energy Southeast A Cooperative District, Series A1, Rev., 5.50%, 11/01/2053 (z)	1,500	1,609
Health Care Authority for Baptist Health, Series B, Rev., VRDO, 5.30%, 07/07/2023 (z)	2,035	2,035
Health Care Authority for Baptist Health, Affiliate of UAB Health System Community, Rev., 5.00%, 11/15/2032	10,495	11,702
Health Care Authority of the City of Huntsville, Health System,
Series B1, Rev., 4.00%, 06/01/2045	1,750	1,634
Series B1, Rev., 5.00%, 06/01/2038	1,000	1,050
Hoover Industrial Development Board, Green Bonds, Rev., AMT, 6.38%, 11/01/2050 (z)	2,375	2,624
Huntsville Public Building Authority, Rev., 5.00%, 02/01/2052	3,000	3,188
Lower Alabama Gas District (The), Gas Project Revenue Bonds, Rev., 4.00%, 12/01/2050 (z)	3,250	3,231
Selma Industrial Development Board, International Paper Co. Project, Rev., 1.38%, 05/01/2034 (z)	1,000	953
Southeast Alabama Gas Supply District (The), Project No. 2, Series A, Rev., 4.00%, 06/01/2049 (z)	100	100
Southeast Energy Authority A Cooperative District, Project 1, Series A, Rev., 4.00%, 11/01/2051 (z)	4,580	4,522
Southeast Energy Authority A Cooperative District, Project 2, Series B, Rev., 4.00%, 12/01/2051 (z)	6,000	5,832
Southeast Energy Authority A Cooperative District, Project No. 3, Series A1, Rev., 5.50%, 01/01/2053 (z)	1,820	1,935
Southeast Energy Authority A Cooperative District, Project No. 5, Series A, Rev., 5.25%, 01/01/2054 (z)	15,000	15,684
State of Alabama Docks Department, Docks,
Series A, Rev., AGM, AMT, 5.00%, 10/01/2025	1,750	1,795
Series A, Rev., AGM, AMT, 5.00%, 10/01/2026	1,890	1,959
Tuscaloosa City Board of Education, Warrants, Rev., 5.00%, 08/01/2041 (p)	2,525	2,676
Tuscaloosa County Industrial Development Authority, Hunt Refining Project, Series A, Rev., 4.50%, 05/01/2032 (e)	777	725

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	155

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Alabama — continued
UAB Medicine Finance Authority, Series B, Rev., 5.00%, 09/01/2041	1,750	1,799
University of South Alabama, Rev., AGM, 4.00%, 11/01/2035	2,000	2,004

		197,338

Alaska — 0.2%
Alaska Housing Finance Corp.,
Series A, Rev., 5.00%, 12/01/2032 (p)	125	126
Series A, Rev., 5.00%, 12/01/2033 (p)	60	60
Alaska Housing Finance Corp., General Mortgage, Series B, Rev., 3.25%, 12/01/2044	1,615	1,564
Alaska Housing Finance Corp., Social Bonds State Capital,
Rev., 5.00%, 06/01/2032	920	1,041
Rev., 5.00%, 12/01/2032	945	1,069
City of Anchorage Electric Revenue, Senior Lien, Series A, Rev., 5.00%, 12/01/2041 (p)	1,000	1,023
Northern Tobacco Securitization Corp., Senior, Series B2, Rev., Zero Coupon, 06/01/2066	9,475	1,197
State of Alaska International Airports System,
Series C, Rev., AMT, 5.00%, 10/01/2025	1,000	1,027
Series C, Rev., AMT, 5.00%, 10/01/2027	2,000	2,110
Series C, Rev., AMT, 5.00%, 10/01/2030	5,000	5,480

		14,697

Arizona — 2.0%
Arizona Board of Regents, Series A, Rev., 5.00%, 07/01/2043	2,480	2,696
Arizona Health Facilities Authority, Banner Health, Series A, Rev., 5.00%, 01/01/2044 (p)	1,055	1,064
Arizona Health Facilities Authority, Scottsdale Lincoln Hospital Project, Rev., 5.00%, 12/01/2029	2,705	2,758
Arizona Industrial Development Authority,
Series 2019-2, Rev., 3.63%, 05/20/2033	1,168	1,088
Series A, Rev., 4.00%, 09/01/2035	225	228
Series A, Rev., 4.00%, 09/01/2036	250	251
Arizona Industrial Development Authority, Greathearts Arizona Project,
Series A, Rev., 5.00%, 07/01/2024	125	127
Series A, Rev., 5.00%, 07/01/2026	125	129
Arizona Industrial Development Authority, Jerome Facilities Project, Series B, Rev., 4.00%, 07/01/2051	2,000	1,645
Arizona Industrial Development Authority, Phoenix Children’s Hospital, Rev., 5.00%, 02/01/2033	2,000	2,297
Arizona Industrial Development Authority, Somerset Academy of Las Vegas, Aliante,
Rev., 3.00%, 12/15/2031 (e)	525	451

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Arizona — continued
Rev., 4.00%, 12/15/2041 (e)	500	403
Rev., 4.00%, 12/15/2051 (e)	700	512
Arizona State University,
Series A, Rev., 5.00%, 07/01/2043	1,105	1,189
Series C, Rev., 5.00%, 07/01/2042	2,000	2,058
Arizona State University, Board of Regents,
Series B, Rev., 5.00%, 07/01/2026	100	106
Series B, Rev., 5.00%, 07/01/2042	2,000	2,099
Arizona Transportation Board, Rev., 5.00%, 07/01/2023	25	25
Chandler Industrial Development Authority, Intel Corp. Project, Rev., AMT, 5.00%, 09/01/2042 (z)	3,000	3,070
Chandler Industrial Development Authority, Intel Corp. Project,
Rev., 2.40%, 12/01/2035 (z)	775	773
Rev., AMT, 5.00%, 09/01/2052 (z)	2,860	2,927
City of Bullhead Excise Taxes Revenue, Second Series, Rev., 0.60%, 07/01/2024	250	241
City of Mesa Utility System Revenue, Rev., 5.00%, 07/01/2032	1,000	1,101
City of Phoenix Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2029	1,000	1,100
Series A, Rev., 5.00%, 07/01/2031	2,000	2,192
Series A, Rev., 5.00%, 07/01/2032	1,000	1,094
Series A, Rev., 5.00%, 07/01/2034	1,600	1,858
City of Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.00%, 07/01/2029	1,515	1,712
City of Phoenix Civic Improvement Corp., Junior Lien Airport Special Obligation, Rev., 4.00%, 07/01/2040	3,555	3,504
City of Phoenix, Civic Improvement Corp.,
Series A, Rev., 5.00%, 07/01/2034	2,185	2,381
Series B, Rev., 5.00%, 07/01/2024	130	133
City of Phoenix, Civic Improvement Corp., Airport Revenue, Junior Lien,
Series A, Rev., 5.00%, 07/01/2044	1,000	1,064
Series B, Rev., AMT, 5.00%, 07/01/2027	1,500	1,582
Series B, Rev., AMT, 5.00%, 07/01/2033	2,000	2,159
County of Pima Sewer System Revenue, Rev., 5.00%, 07/01/2028	500	552
Gilbert Public Facilities Municipal Property Corp., Rev., 5.00%, 07/01/2026	1,025	1,087
Gilbert Water Resource Municipal Property Corp., Green Bond Senior Lien, Rev., 4.00%, 07/15/2047	1,000	978
Industrial Development Authority of the City of Phoenix, Republic Services, Rev., AMT, 3.88%, 12/01/2035 (z)	14,250	14,250
Industrial Development Authority of the County of Pima (The), American Leadership Academy,
Rev., 4.00%, 06/15/2025 (e)	2,555	2,508

SEE NOTES TO FINANCIAL STATEMENTS.

156	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Arizona — continued
Rev., 4.00%, 06/15/2027 (e)	2,680	2,606
Rev., 4.00%, 06/15/2030 (e)	1,510	1,443
Industrial Development Authority of the County of Pima (The), Tucson Medical Center, Rev., 4.00%, 04/01/2035	825	822
Industrial Development Authority of the County of Yavapai, Waste Management, Inc. Project, Rev., AMT, 1.30%, 06/01/2027	3,260	2,919
Kyrene Elementary School District No. 28, School Improvement Project 2010,
Series B, GO, 4.50%, 07/01/2024	570	570
Maricopa County Industrial Development Authority, Banner Health,
Rev., 5.00%, 01/01/2053 (z)	2,925	3,153
Series A3, Rev., 5.00%, 01/01/2053 (z)	3,000	3,331
Series A, Rev., 4.00%, 01/01/2041	4,000	3,929
Maricopa County Pollution Control Corp., Southern California Edison, Rev., 2.40%, 06/01/2035	1,000	787
Maricopa County Special Health Care District, Series C, GO, 4.00%, 07/01/2037	21,910	22,024
Northern Arizona University, Speed Stimulus Plan Economic Education, Rev., 5.00%, 08/01/2032 (p)	3,145	3,149
Salt River Project Agricultural Improvement & Power District, Series A, Rev., 5.00%, 12/01/2045	8,300	8,542
Salt River Project Agricultural Improvement & Power District, Salt River Project, Series A, Rev., 5.00%, 01/01/2026	3,000	3,149
Salt Verde Financial Corp., Rev., 5.00%, 12/01/2032	420	446
Salt Verde Financial Corp., Senior, Rev., 5.50%, 12/01/2029	1,475	1,586
Tempe Industrial Development Authority, Friendship Village of Tempe, Rev., 1.13%, 12/01/2026	3,350	3,095

		126,943

Arkansas — 0.1%
Arkansas Development Finance Authority Public Safety Charges Revenue, Division of Emergency Management Project, Rev., 5.00%, 06/01/2024	1,000	1,015
Arkansas Development Finance Authority, Big River Steel Project, Rev., AMT, 4.50%, 09/01/2049 (e)	630	569
Arkansas Development Finance Authority, Green Bond United States, Rev., AMT, 5.45%, 09/01/2052	3,000	3,000

		4,584

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

California — 9.4%
Alameda County, Oakland Unified School District, GO, 5.00%, 08/01/2027	65	69
Anaheim City School District, Election 2016, Series A, GO, 4.00%, 08/01/2048	4,000	3,955
Anaheim Housing & Public Improvements Authority, Series A, Rev., 5.00%, 10/01/2050	1,780	1,823
Anaheim Public Financing Authority, Senior Public Improvement Project, Series A, Rev., BAM, 5.00%, 09/01/2036	2,250	2,376
Bay Area Toll Authority, San Francisco Bay Area,
Rev., 2.00%, 04/01/2053 (z)	2,200	2,170
Series C, Rev., (SIFMA Municipal Swap Index + 0.45%), 4.46%, 04/01/2056 (aa)	2,675	2,645
Bay Area Toll Authority, San Francisco Bay Area Toll, Rev., (SIFMA Municipal Swap Index + 0.41%), 4.42%, 04/01/2056 (aa)	5,000	4,862
Cabrillo Unified School District, Election 2018, Series B, GO, 5.00%, 08/01/2050	5,000	5,273
California Community Choice Financing Authority, Series B1, Rev., 4.00%, 02/01/2052 (z)	5,680	5,643
California Community Choice Financing Authority, Green Bond, Series A1, Rev., 4.00%, 05/01/2053 (z)	6,860	6,860
California Community Choice Financing Authority, Green Bond, Clean Energy, Rev., 5.00%, 12/01/2053 (z)	6,160	6,427
California Community Choice Financing Authority, Green Bonds Clean Energy Project,
Rev., 5.00%, 07/01/2053 (z)	11,050	11,610
Rev., 5.25%, 01/01/2054 (z)	14,375	15,037
California County, Tobacco Securitization Agency, Series A, Rev., 5.00%, 06/01/2027	10	11
California County, Tobacco Securitization Agency, Senior Bonds, Merced County Tobacco Funding Corporation,
Rev., 5.00%, 06/01/2032	340	376
Rev., 5.00%, 06/01/2033	170	187
California County, Tobacco Securitization Agency, Sonoma County Securitization,
Rev., 5.00%, 06/01/2031	255	282
Rev., 5.00%, 06/01/2032	250	276
Rev., 5.00%, 06/01/2033	300	331
Rev., 5.00%, 06/01/2049	250	255
California Educational Facilities Authority, Loyola Marymount University, Series A, Rev., NATL, Zero Coupon, 10/01/2037	340	186
California Educational Facilities Authority, University Southern California, Series C, Rev., 5.25%, 10/01/2024 (p)	210	216

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	157

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California Health Facilities Financing Authority, Rev., 5.00%, 10/01/2039 (p) (z)	945	986
California Health Facilities Financing Authority, Adventist Health System, Rev., 3.00%, 03/01/2041 (z)	1,815	1,806
California Health Facilities Financing Authority, Cedars Sinai Health System, Rev., 4.00%, 08/15/2040	4,050	4,076
California Health Facilities Financing Authority, Children’s Hospital, Rev., 4.00%, 11/01/2035	1,460	1,514
California Health Facilities Financing Authority, City of Hope, Rev., 5.00%, 11/15/2049	3,000	3,034
California Health Facilities Financing Authority, Commonspirit Health,
Series A, Rev., 4.00%, 04/01/2038	3,500	3,447
Series A, Rev., 5.00%, 04/01/2033	3,000	3,264
California Health Facilities Financing Authority, Kaiser Permanente, Series A2, Rev., 4.00%, 11/01/2044	3,000	2,955
California Health Facilities Financing Authority, PIH Health, Series A, Rev., 5.00%, 06/01/2035	3,010	3,243
California Health Facilities Financing Authority, Stanford Health Care, Series A, Rev., 5.00%, 11/15/2030	2,000	2,185
California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.00%, 08/15/2043 (p)	465	485
California Health Facilities Financing Authority, Unrefunded, Rev., 5.00%, 10/01/2039 (z)	1,055	1,083
California Housing Finance Agency, Series 2021-1, Rev., 3.50%, 11/20/2035	967	904
California Housing Finance Agency, Social Certificates, Series A, Rev., 3.25%, 08/20/2036	6,714	6,112
California Infrastructure & Economic Development Bank, Brightline West Passenger, Rev., AMT, 3.65%, 01/01/2050 (e) (z)	13,935	13,876
California Infrastructure & Economic Development Bank, J. Paul Getty Trust, Rev., 3.00%, 10/01/2047 (z)	1,000	993
California Infrastructure & Economic Development Bank, Los Angeles County, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.71%, 12/01/2050 (aa)	1,370	1,332
California Infrastructure & Economic Development Bank, Sanford Consortium Project, Series A, Rev., 5.00%, 05/15/2031	1,230	1,313

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued
California Municipal Finance Authority, Open Door Community Health Center,
Rev., 4.00%, 09/15/2034	920	968
Rev., 4.00%, 09/15/2035	960	994
Rev., 4.00%, 09/15/2036	1,000	1,018
California Municipal Finance Authority, Republic Services, Inc. Project, Series B, Rev., AMT, 3.60%, 07/01/2051 (z)	6,000	5,999
California Municipal Finance Authority, Simpson University, Series A, Rev., 6.00%, 10/01/2050 (e)	2,000	2,013
California Municipal Finance Authority, Southern California Institute, Rev., 5.00%, 12/01/2037	745	761
California Municipal Finance Authority, Subordinate Caritas Project, Series B, Rev., 4.00%, 08/15/2041	300	276
California Municipal Finance Authority, Taxable Virginia Oceanside Health Care Center, Rev., 3.64%, 07/01/2030 (e)	2,985	2,547
California Municipal Finance Authority, Walnut Apartments, Rev., HUD, 0.45%, 12/01/2024 (z)	1,125	1,106
California Municipal Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 0.70%, 12/01/2044 (z)	1,670	1,641
Series A, Rev., AMT, 2.40%, 10/01/2044 (z)	4,960	4,533
California Pollution Control Financing Authority, Plant Bonds,
Rev., AMT, 5.00%, 07/01/2037 (e)	1,500	1,501
Rev., AMT, 5.00%, 11/21/2045 (e)	4,000	3,957
California Pollution Control Financing Authority, Poseidon Resources, Rev., AMT, 5.00%, 07/01/2037 (e)	2,200	2,306
California Pollution Control Financing Authority, Republic Services, Inc., Rev., AMT, 3.70%, 11/01/2042 (e) (z)	3,490	3,490
California Public Finance Authority, Enso Village Project, Rev., 2.13%, 11/15/2027 (e)	1,000	964
California Public Finance Authority, Enso Village Project, Green Bond, Rev., 5.00%, 11/15/2036 (e)	325	315
California Public Finance Authority, Henry Mayo Newhall Hospital,
Rev., 5.00%, 10/15/2032	1,000	1,037
Series A, Rev., 4.00%, 10/15/2023	130	130
California School Finance Authority, Rocketship Education Obligated, Series A, Rev., 5.00%, 06/01/2034 (e)	1,230	1,234
California State Public Works Board, Corrections Facilities, Series A, Rev., 5.00%, 09/01/2039	7,560	7,675

SEE NOTES TO FINANCIAL STATEMENTS.

158	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
California State Public Works Board, Forward Delivery, Series A, Rev., 5.00%, 02/01/2030	2,500	2,870
California State Public Works Board, Green Bond Natural Resources, Rev., 5.00%, 11/01/2033	1,035	1,220
California State Public Works Board, Various Capital Projects,
Rev., 4.00%, 11/01/2030	1,245	1,287
Rev., 4.00%, 11/01/2031	1,000	1,030
Rev., 5.00%, 11/01/2026	565	606
Series D, Rev., 4.00%, 11/01/2037	1,000	1,023
California State University, Series A, Rev., 5.00%, 11/01/2044	2,640	2,862
California State University, Systemwide, Series A, Rev., 4.00%, 11/01/2035	1,000	1,019
California Statewide Communities Development Authority, Series B, Special Assessment, 4.00%, 09/02/2040	570	509
California Statewide Communities Development Authority, Enloe Medical Center, Series A, Rev., AGM, 5.13%, 08/15/2047	500	532
California Statewide Communities Development Authority, Green Bond, Marin General Hospital, Rev., 4.00%, 08/01/2045	3,000	2,649
California Statewide Communities Development Authority, Health Facility, Dignity Health, Rev., AGM, 4.01%, 07/01/2041 (z)	2,000	2,000
California Statewide Communities Development Authority, Loma Linda University Medical Center,
Rev., 5.25%, 12/01/2044	6,065	6,006
Rev., 5.50%, 12/01/2054	1,100	1,098
Series A, Rev., 5.00%, 12/01/2026 (e)	300	308
Series A, Rev., 5.00%, 12/01/2041 (e)	2,000	1,968
Series A, Rev., 5.25%, 12/01/2056 (e)	3,000	2,899
California Statewide Communities Development Authority, Montage Health, Series A, Rev., 4.00%, 06/01/2028	435	458
California Statewide Communities Development Authority, South California Edison Co., Rev., 2.63%, 11/01/2033 (z)	275	273
Chino Valley Unified School District, Election of 2016, Series C, GO, Zero Coupon, 08/01/2034	125	84
City & County of San Francisco, Series R2, GO, 5.00%, 06/15/2024	1,000	1,020
City & County of San Francisco Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2036 (e)	155	146

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued
City & County of San Francisco, Special Tax District No. 2020-1, Mission Rock Facilities and Services, Special Tax, 4.00%, 09/01/2031 (e)	300	297
City of Dixon, Community Facilities District Improvement, Special Tax, 4.00%, 09/01/2036	200	192
City of Fresno, Airport Revenue, Series A, Rev., BAM, AMT, 5.00%, 07/01/2048	1,000	1,052
City of Long Beach Airport System Revenue,
Series C, Rev., AGM, AMT, 5.00%, 06/01/2042	1,000	1,063
Series C, Rev., AGM, AMT, 5.25%, 06/01/2047	1,000	1,074
City of Los Angeles Department of Airports,
Rev., AMT, 5.00%, 05/15/2026	1,500	1,560
Series B, Rev., AMT, 5.00%, 05/15/2027	1,000	1,057
Series B, Rev., AMT, 5.00%, 05/15/2046	21,965	22,297
City of Los Angeles Department of Airports, Los Angeles International Airport, Rev., AMT, 5.00%, 05/15/2032	1,000	1,081
City of Los Angeles Department of Airports, Private Activity, Series A, Rev., AMT, 5.00%, 05/15/2045	5,000	5,277
City of Los Angeles Department of Airports, Senior,
Series A, Rev., AMT, 4.75%, 05/15/2040	2,415	2,423
Series C, Rev., AMT, 5.00%, 05/15/2036	4,090	4,412
City of Los Angeles Department of Airports, Senior Bonds Green Bond Project,
Rev., AMT, 5.00%, 05/15/2029	4,000	4,340
Rev., AMT, 5.25%, 05/15/2047	4,000	4,280
City of Los Angeles Department of Airports, Subordinate,
Series B, Rev., 5.00%, 05/15/2040	900	1,010
Series C, Rev., 5.00%, 05/15/2038	2,000	2,068
Series D, Rev., AMT, 5.00%, 05/15/2027	2,605	2,753
Series D, Rev., AMT, 5.00%, 05/15/2029	4,485	4,866
City of Los Angeles Department of Airports, Subordinate Los Angeles International Airport,
Rev., AMT, 5.00%, 05/15/2027	1,235	1,305
Rev., AMT, 5.00%, 05/15/2029	1,000	1,085
City of Los Angeles Department of Airports, Subordinate P3 Project,
Series A, Rev., AMT, 5.00%, 05/15/2026	1,180	1,227
Series A, Rev., AMT, 5.00%, 05/15/2046	8,000	8,387
City of Los Angeles Department of Airports, Subordinated,
Series C, Rev., AMT, 5.00%, 05/15/2033	1,330	1,409
Series E, Rev., 5.00%, 05/15/2039	1,510	1,643
Series E, Rev., 5.00%, 05/15/2044	1,000	1,076
City of Los Angeles Department of Airports, Subordinated Los Angeles International, Rev., AMT, 5.25%, 05/15/2038	1,735	1,836

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	159

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
City of Los Angeles Wastewater System Revenue, Subordinate, Series C, Rev., 5.00%, 06/01/2026	500	531
City of Los Angeles, Department of Airports, Senior, Series B, Rev., 5.00%, 05/15/2034	1,600	1,839
City of Roseville, Special Tax,
5.00%, 09/01/2035	1,160	1,220
4.00%, 09/01/2040	1,000	927
City of San Francisco CA Public Utilities Commission Water Revenue, Regional Water, Series B, Rev., 5.00%, 11/01/2050	4,235	4,463
City of Santa Rosa Wastewater Revenue, Series A, Rev., 5.00%, 09/01/2033	1,770	2,034
City of Victorville Electric Revenue,
Series A, Rev., 5.00%, 05/01/2038	1,055	1,163
Series A, Rev., 5.00%, 05/01/2039	1,110	1,219
City of Woodland, Facilities District Number 2004 1 Capital Project, Special Tax, 4.00%, 09/01/2041	500	486
Coachella Valley Water District Drinking Water System Revenue, Notes, Series A, Rev., 1.38%, 06/01/2025	2,000	1,904
Coast Community College District, Election of 2012, Series F, GO, Zero Coupon, 08/01/2040	3,020	1,431
Compton Community Redevelopment Agency Successor Agency, Series A, Tax Allocation, AGM, 5.00%, 08/01/2042	750	817
Compton Unified School District, Series B, GO, BAM, Zero Coupon, 06/01/2036	1,400	801
County of Los Angeles Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2033	105	113
County of Los Angeles, Community Facilities District No. 2021-01, Valencia Facilities, Special Tax, 5.00%, 09/01/2042	540	549
CSCDA Community Improvement Authority, Series A, Rev., 5.00%, 01/01/2054 (e)	3,295	2,824
CSCDA Community Improvement Authority, Renaissance at City Center, Series A, Rev., 5.00%, 07/01/2051 (e)	215	199
CSCDA Community Improvement Authority, Social Bonds, Rev., 4.00%, 08/01/2056 (e)	410	314
CSCDA Community Improvement Authority, Union South Bay, Social Bonds, Rev., 4.00%, 07/01/2056 (e)	2,000	1,483
Department of Veterans Affairs, Veteran’s Farm & Home Purchase Program, Series A, Rev., 3.00%, 12/01/2050	830	807
East Bay Municipal Utility District Water System Revenue, Green Bond, Series A, Rev., 5.00%, 06/01/2035	1,200	1,306

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued
East Side Union High School District, 2014 Election Education Tech,
Series D, GO, 5.00%, 08/01/2024	300	306
Series D, GO, 5.00%, 08/01/2025	400	417
Eastern Municipal Water District, Series A, Rev., 3.00%, 07/01/2024	30	30
Elk Grove Finance Authority, Special Tax, 4.00%, 09/01/2040	1,280	1,169
FHLMC Multifamily ML Certificates, Series 2021-ML10, Class A, Rev., 2.03%, 01/25/2038 (e)	338	258
Fontana Public Facilities Financing Authority, Series A, Special Tax, 4.00%, 09/01/2023	145	145
Fresno Unified School District,
Series D, GO, 2.00%, 08/01/2023	20	20
Series D, GO, 2.00%, 08/01/2024	100	99
Gilroy School Facilities Financing Authority, General Obligations, Series A, Rev., 5.00%, 08/01/2046 (p)	5,000	5,007
Golden State Tobacco Securitization Corp., Subordinated, Series B2, Rev., Zero Coupon, 06/01/2066	8,000	869
Golden State Tobacco Securitization Corp., Taxable Tobacco Settlement Asset Backed Bonds, Series C, Rev., 2.75%, 06/01/2034	1,900	1,546
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset Backed Bonds, Rev., 5.00%, 06/01/2051	2,235	2,328
Hayward Unified School District, COP, 5.25%, 08/01/2047	3,000	3,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Green Bond Measure R, Rev., 5.00%, 06/01/2027	1,000	1,088
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Proposition C, Series A, Rev., 5.00%, 07/01/2027	1,255	1,370
Los Angeles County Metropolitan Transportation Authority, Measure R Junior Subordinated, Green Bonds, Series A, Rev., 5.00%, 06/01/2034	7,000	7,617
Los Angeles County Metropolitan Transportation Authority, Measure R Junior, Green Bond, Subordinated, Series A, Rev., 5.00%, 06/01/2033	2,000	2,319
Los Angeles County Sanitation Districts Financing Authority, Series A, Rev., 4.00%, 10/01/2033	1,000	1,029
Los Angeles County, Metropolitan Transportation Authority, Green Bond, Measure R Junior Subordinated, Series A, Rev., 5.00%, 06/01/2030	1,500	1,745

SEE NOTES TO FINANCIAL STATEMENTS.

160	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Los Angeles Department of Water,
Series B, Rev., 4.00%, 07/01/2027	1,500	1,572
Series B, Rev., 4.00%, 07/01/2029	1,000	1,075
Series B, Rev., 5.00%, 07/01/2037	740	807
Los Angeles Department of Water & Power,
Series A, Rev., 5.00%, 07/01/2029	3,000	3,407
Series B, Rev., 5.00%, 07/01/2039	500	569
Series C, Rev., 5.00%, 07/01/2038	275	313
Los Angeles Department of Water & Power, Power System Bonds, Series C, Rev., 5.00%, 07/01/2037	1,000	1,109
Los Angeles Department of Water & Power, Power System Revenue,
Series A, Rev., 5.25%, 07/01/2049	9,500	10,266
Series B, Rev., 5.00%, 07/01/2038	1,000	1,061
Los Angeles Unified School District,
Series A, GO, 3.00%, 01/01/2034	2,000	1,914
Series C, GO, 4.00%, 07/01/2036	1,000	1,039
Series C, GO, 5.00%, 07/01/2026	2,285	2,434
Series RYQ, GO, 5.00%, 07/01/2035	1,280	1,464
Los Angeles Unified School District, Election 2008, Series B1, GO, BAM, 5.00%, 07/01/2029	100	110
Los Angeles Unified School District, Sustainability Bonds, Series QRR, GO, 5.00%, 07/01/2026	550	586
Metropolitan Water District of Southern California, Rev., 5.00%, 01/01/2038	3,015	3,290
Municipal Improvement Corp. of Los Angeles, Real Property, Series B, Rev., 5.00%, 11/01/2039	2,535	2,793
Natomas Unified School District,
Series A, GO, AGM, 4.00%, 08/01/2045	7,740	7,734
Series A, GO, AGM, 4.00%, 08/01/2049	2,655	2,625
Norman Y Mineta San Jose International Airport SJC,
Series A, Rev., AMT, 5.00%, 03/01/2027	1,480	1,553
Series A, Rev., AMT, 5.00%, 03/01/2031	1,000	1,097
Series A, Rev., AMT, 5.00%, 03/01/2032	2,000	2,198
Series A, Rev., AMT, 5.00%, 03/01/2036	1,160	1,206
Northern California Energy Authority, Series A, Rev., 4.00%, 07/01/2049 (z)	2,000	2,002
Norwalk-La Mirada Unified School District, Series D, GO, 3.00%, 08/01/2043	2,000	1,663
Norwalk-La Mirada Unified School District, Election 2014, Series E, GO, 3.00%, 08/01/2050	10,000	7,737
Oakland Unified School District/Alameda County, Election of 2012, Series A, GO, AGM, 4.00%, 08/01/2034	1,000	1,035
Ontario International Airport Authority, Series A, Rev., AGM, 5.00%, 05/15/2046	1,500	1,630
Orange County Community Facilities District, District No. 2021-1 Rienda, Series A, Special Tax, 5.00%, 08/15/2033	300	323

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued
Orange County Transportation Authority, 405 Improvement Project, Rev., BAN, 5.00%, 10/15/2024 (p)	3,230	3,312
Oxnard Union High School District, Series B, GO, 5.00%, 08/01/2045	3,000	3,203
Palomar Health, Rev., 5.00%, 11/01/2039	4,000	4,060
Palomar Health, Capital Appreciation, Electric of 2004,
Series A, GO, AGC, Zero Coupon, 08/01/2028	500	421
Series A, GO, AGC, Zero Coupon, 08/01/2031	330	247
Peralta Community College District, GO, 5.25%, 08/01/2037	2,000	2,345
Pittsburg Public Financing Authority, Series A, Rev., AGM, 4.13%, 08/01/2047	1,400	1,375
Port of Oakland, Intermediate Lien,
Series H, Rev., AMT, 5.00%, 05/01/2027	2,500	2,621
Series H, Rev., AMT, 5.00%, 05/01/2028	4,275	4,544
Series H, Rev., AMT, 5.00%, 05/01/2029	980	1,056
River Islands Public Financing Authority, Community Facilities District No. 2003-1, Special Tax, AGM, 5.25%, 09/01/2052	1,085	1,194
Sacramento City Unified School District, GO, BAM, 5.00%, 07/01/2031	525	619
Sacramento City Unified School District, Election of 2020 Measure,
GO, BAM, 5.00%, 08/01/2024	860	877
GO, BAM, 5.00%, 08/01/2038	500	552
Sacramento County Sanitation Districts Financing Authority, Series A, Rev., 5.00%, 12/01/2044	4,250	4,300
Sacramento Municipal Utility District, Electric, Series H, Rev., 4.00%, 08/15/2040	2,000	2,032
San Bernardino Community College District, Election of 2018, Series A, GO, 3.00%, 08/01/2041 (p)	2,000	2,028
San Diego Community College District, GO, 4.00%, 08/01/2032 (p)	2,910	3,023
San Diego County Regional Airport Authority, Subordinate, Series B, Rev., AMT, 4.00%, 07/01/2036	1,090	1,095
San Diego County Regional Airport Authority, Subordinated,
Rev., 5.00%, 07/01/2034	1,000	1,146
Series B, Rev., AMT, 5.00%, 07/01/2031	775	817
San Diego Public Facilities Financing Authority, Series A, Rev., 5.00%, 05/15/2039	1,565	1,652
San Diego Unified School District, Election 2008, Series E, GO, Zero Coupon, 07/01/2034	1,250	859

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	161

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
San Dieguito School Facilities Financing Authority, Special Tax, 5.00%, 03/01/2031	1,030	1,133
San Francisco Bay Area Rapid Transit District, Election 2004, Green Bond, GO, 5.00%, 08/01/2036	1,875	2,024
San Francisco Bay Area Rapid Transit District, Green Bonds, Series C1, GO, 4.00%, 08/01/2032	1,000	1,073
San Francisco City & County Airport Commission-San Francisco International Airport,
Series H, Rev., AMT, 5.00%, 05/01/2025	1,500	1,535
Series H, Rev., AMT, 5.00%, 05/01/2028	3,000	3,200
San Francisco City & County Airport Commission San Francisco International Airport, Unrefunded,
Rev., AMT, 5.00%, 05/01/2027	775	811
Series A, Rev., AMT, 5.00%, 05/01/2044	1,495	1,500
San Francisco City & County Airport Commission-San Francisco International Airport,
Series A, Rev., AMT, 5.00%, 05/01/2025	2,000	2,044
Series A, Rev., AMT, 5.00%, 05/01/2030	2,000	2,190
Series A, Rev., 5.00%, 05/01/2031	205	219
Series A, Rev., AMT, 5.00%, 05/01/2032	2,000	2,213
Series C, Rev., 5.00%, 05/01/2046	1,920	1,977
San Francisco City & County Public Utilities Commission Wastewater Revenue, Green Bonds, Series C, Rev., 4.00%, 10/01/2048 (z)	2,290	2,434
San Francisco Unified School District, Series B, GO, 4.00%, 06/15/2035	300	314
San Joaquin Hills Transportation Corridor Agency, Junior Lien,
Series B, Rev., 5.25%, 01/15/2044	8,020	8,176
Series B, Rev., 5.25%, 01/15/2049	3,000	3,054
San Joaquin Hills Transportation Corridor Agency, Senior Lien Toll Road, Rev., 4.00%, 01/15/2034	3,000	3,148
San Jose Unified School District, Taxable, GO, 1.01%, 08/01/2027	1,700	1,470
Santa Clara Valley Water District, Water System Utility Improvement, COP, 5.00%, 06/01/2038	2,495	2,785
Santaluz Community Facilities District No. 2,
Special Tax, 3.00%, 09/01/2023	250	250
Special Tax, 3.00%, 09/01/2024	95	94
Sierra View Local Health Care District, Tulare Co., Rev., 4.00%, 07/01/2024	475	476
South San Francisco Public Facilities Financing Authority, Multiple Capital Projects at Orange Memorial Park, Rev., 5.25%, 06/01/2046	1,000	1,100

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

California — continued
Southern California Public Power Authority, Green Bond Milford Wind Co.,
Rev., 5.00%, 07/01/2024	40	41
Rev., 5.00%, 07/01/2025	250	260
State of California,
GO, 3.00%, 11/01/2040	500	434
GO, 4.00%, 03/01/2036	4,000	4,180
GO, 4.00%, 11/01/2041	1,000	1,004
GO, 5.00%, 09/01/2024	5,000	5,119
GO, 5.00%, 10/01/2026	2,000	2,135
GO, 5.00%, 04/01/2027	145	157
GO, 5.00%, 04/01/2029	80	90
GO, 5.00%, 09/01/2029	1,000	1,136
GO, 5.00%, 11/01/2029	13,215	15,055
GO, 5.00%, 12/01/2029	700	799
GO, 5.00%, 12/01/2030	55	64
GO, 5.00%, 10/01/2034	700	835
GO, 5.00%, 10/01/2047	1,500	1,563
Series CU, GO, 5.50%, 12/01/2052	250	280
State of California, Taxable Bidding Group A, GO, 1.75%, 10/01/2028	5,000	4,303
State of California, Taxable Group B, GO, 5.50%, 10/01/2025	9,000	9,040
State of California, Various Purpose,
GO, 4.00%, 09/01/2031	1,000	1,034
GO, 4.00%, 11/01/2033	3,550	3,699
GO, 4.00%, 10/01/2035	2,825	2,999
GO, 4.00%, 10/01/2036	8,850	9,261
GO, 5.00%, 10/01/2029	1,000	1,138
GO, 5.00%, 04/01/2031	1,000	1,170
GO, 5.00%, 03/01/2034	2,180	2,494
GO, 5.00%, 03/01/2035	505	575
GO, 5.00%, 04/01/2035	1,000	1,117
State of California, Veterans Bonds, GO, 5.00%, 12/01/2031	5,500	5,646
University of California,
Series AR, Rev., 5.00%, 05/15/2041	2,000	2,095
Series BM, Rev., 5.00%, 05/15/2029	5,000	5,698
Series BN, Rev., 5.00%, 05/15/2037	1,000	1,186
Series BN, Rev., 5.00%, 05/15/2038	5,000	5,840
Series S, Rev., 5.00%, 05/15/2031	1,500	1,773
University of California, Limited Project,
Series K, Rev., 5.00%, 05/15/2035	1,980	2,103
Series M, Rev., 4.00%, 05/15/2047	1,300	1,294
Series M, Rev., 5.00%, 05/15/2034	1,500	1,623
University of California, Limited Project Revenue Bonds, Series Q, Rev., 5.00%, 05/15/2032	350	413
Upper Santa Clara Valley Joint Powers Authority,
Series A, Rev., 4.00%, 08/01/2045	1,500	1,499
Series A, Rev., 4.00%, 08/01/2050	2,000	1,971
Val Verde Unified School District, Election 2012, Series A, GO, BAM, 5.00%, 08/01/2042 (p)	500	501

SEE NOTES TO FINANCIAL STATEMENTS.

162	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
California — continued
Victor Valley Union High School District, Series B, GO, AGM, 4.00%, 08/01/2036	1,270	1,285
West Contra Costa Healthcare District, Special Tax, 5.00%, 07/01/2027	805	869
William S Hart Union High School District, Capital Appreciation Election 2001, Series B, GO, AGM, Zero Coupon, 09/01/2025	1,960	1,820

		592,602

Colorado — 3.3%
Adams & Weld Counties School District No. 27J Brighton, GO, 5.00%, 12/01/2042	1,000	1,054
Aerotropolis Regional Transportation Authority, Rev., 4.25%, 12/01/2041	500	410
Alpine Mountain Ranch Metropolitan District Special Improvement District No. 1, Special Assessment, 4.00%, 12/01/2040	500	423
Arapahoe County School District No. 6 Littleton, GO, 5.00%, 12/01/2023	670	675
Board of Water Commissioners City & County of Denver, Green Bond, Series A, Rev., 4.00%, 09/15/2042	2,180	2,166
Brighton Crossing Metropolitan District No. 6, Series A, GO, 5.00%, 12/01/2035	525	499
Castle Oaks Metropolitan District No. 3, GO, AGM, 4.00%, 12/01/2026	220	226
Centerra Metropolitan District No. 1, Rev., 6.50%, 12/01/2053	500	504
City & County of Denver Airport System Revenue,
Series A, Rev., AMT, 4.00%, 11/15/2041	3,000	2,926
Series A, Rev., AMT, 5.00%, 11/15/2029	1,000	1,088
Series A, Rev., AMT, 5.50%, 11/15/2053	4,000	4,370
Series B, Rev., 5.25%, 11/15/2053	4,775	5,257
Series D, Rev., AMT, 5.75%, 11/15/2040	4,750	5,418
Series D, Rev., AMT, 5.75%, 11/15/2041	3,000	3,410
Series D, Rev., AMT, 5.75%, 11/15/2045	11,050	12,426
City & County of Denver Airport System Revenue, Subordinate System, Series A, Rev., AMT, 5.00%, 12/01/2034	2,510	2,671
City & County of Denver Dedicated Excise Tax Revenue, Series A, Rev., 4.00%, 08/01/2051	9,925	9,571
City & County of Denver, Airport System Revenue,
Series A, Rev., AMT, 5.00%, 11/15/2027	1,000	1,061
Series A, Rev., AMT, 5.00%, 12/01/2030	3,000	3,295
Series B2, Rev., AMT, 5.00%, 11/15/2031 (z)	1,000	1,026
City & County of Denver, Airport System Revenue, Subordinated, Series A, Rev., AMT, 5.00%, 12/01/2027	5,840	6,185

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued
City & County of Denver, Airport System Revenue, Subordinated System, Series A, Rev., AMT, 5.00%, 12/01/2043	3,000	3,097
City of Aurora, Water Revenue, Green Bond, Rev., 5.00%, 08/01/2041 (p)	1,800	1,913
Colorado Bridge Enterprise, Central 70 Project,
Rev., AMT, 4.00%, 12/31/2025	1,000	1,005
Rev., AMT, 4.00%, 12/31/2030	1,505	1,518
Colorado Educational & Cultural Facilities Authority, Aspen View Academy Project,
Rev., 4.00%, 05/01/2036	175	163
Rev., 4.00%, 05/01/2041	175	152
Colorado Health Facilities Authority, AdventHealth Obligated Group,
Rev., 3.00%, 11/15/2051	9,790	7,217
Rev., 4.00%, 11/15/2038	2,000	2,008
Rev., 5.00%, 11/15/2038	1,000	1,105
Colorado Health Facilities Authority, Adventist Health System, Rev., 5.00%, 11/15/2036 (z)	1,295	1,359
Colorado Health Facilities Authority, Children’s Hospital, Series C, Rev., 5.00%, 12/01/2030	1,000	1,049
Colorado Health Facilities Authority, Children’s Hospital Co. Project, Series A, Rev., 5.00%, 12/01/2033	3,765	3,783
Colorado Health Facilities Authority, Commonspirit Health,
Series A1, Rev., 5.00%, 08/01/2027	1,025	1,080
Series A1, Rev., 5.00%, 08/01/2034	1,240	1,328
Series A2, Rev., 5.00%, 08/01/2028	2,215	2,368
Series A2, Rev., 5.00%, 08/01/2044	16,940	17,488
Colorado Health Facilities Authority, Commonspirit Health Obligation Group, Rev., 5.25%, 11/01/2052	2,000	2,086
Colorado Health Facilities Authority, Improvement Bonds Christian Living Communities, Rev., 4.00%, 01/01/2042	500	366
Colorado Health Facilities Authority, SCL Health System, Series A, Rev., 5.00%, 01/01/2030	1,175	1,323
Colorado Housing and Finance Authority, Series H, Rev., GNMA COLL, 3.00%, 05/01/2050	1,890	1,830
Colorado Housing and Finance Authority, Social Bonds,
Series E, Rev., GNMA, 3.00%, 11/01/2051	2,780	2,678
Series I, Rev., GNMA COLL, 6.00%, 05/01/2053	1,380	1,514
Series L, Rev., GNMA COLL, 3.25%, 11/01/2051	1,565	1,515

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	163

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Colorado — continued
Colorado Housing and Finance Authority, Social Bonds Class I, Series H, Rev., GNMA, 3.00%, 11/01/2051	1,225	1,176
Colorado Housing and Finance Authority, Wintergreen Ridge Apartments Project, Rev., 4.00%, 05/01/2041 (z)	80	80
Copperleaf Metropolitan District No. 2,
GO, BAM, 4.00%, 12/01/2023	305	306
GO, BAM, 4.00%, 12/01/2025	470	478
Crystal Valley, Metropolitan District No. 2,
Series A, GO, AGM, 5.00%, 12/01/2028	500	552
Series A, GO, AGM, 5.00%, 12/01/2030	360	412
Denver City & County, School District No. 1, GO, 5.00%, 12/01/2029	1,000	1,066
Denver Convention Center Hotel Authority, Senior, Rev., 5.00%, 12/01/2036	1,320	1,334
Denver Urban Renewal Authority, Senior Subordinated Stapleton, Series B, Tax Allocation, 5.00%, 12/01/2025	500	521
E-470 Public Highway Authority, Series B, Rev., (United States SOFR * 0.67 + 0.35%), 3.74%, 09/01/2039 (aa)	1,485	1,479
E-470 Public Highway Authority, Capital Appreciation, Series A, Rev., NATL, Zero Coupon, 09/01/2027	1,250	1,086
E-470 Public Highway Authority, Capital Appreciation School Reform, Series B, Rev., NATL, Zero Coupon, 09/01/2030	290	226
E-470 Public Highway Authority, Senior,
Series A, Rev., 5.00%, 09/01/2027	1,000	1,078
Series A, Rev., 5.00%, 09/01/2028	1,000	1,099
Series A, Rev., 5.00%, 09/01/2040	2,775	2,804
Falcon Area Water & Wastewater Authority, Series A, Rev., 6.75%, 12/01/2034 (e)	3,000	2,989
Garfield Pitkin & Eagle Counties School District No. RE-1 Roaring Fork, GO, 4.00%, 12/15/2034 (p)	2,000	2,052
Jefferson Center Metropolitan District No. 1,
Series A2, Rev., 4.13%, 12/01/2040	575	484
Series A2, Rev., 4.38%, 12/01/2047	795	649
Jefferson County School District,
Series R1, GO, 4.00%, 12/15/2032	1,500	1,613
Series R1, GO, 5.00%, 12/15/2031	2,000	2,221
Peak Metropolitan District No. 3, GO, 0.00%, 12/01/2042	3,950	2,240
Public Authority for Colorado Energy, Rev., 6.50%, 11/15/2038	6,000	7,241
Pueblo Urban Renewal Authority, EVRAZ Project Tax Increment, Tax Allocation, 4.75%, 12/01/2045 (e)	635	432
Regional Transportation District, Denver Transit Partners Eagle,
Series A, Rev., 5.00%, 07/15/2026	575	598
Series A, Rev., 5.00%, 01/15/2027	1,000	1,047

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Colorado — continued
Series A, Rev., 5.00%, 01/15/2032	1,470	1,623
Siena Lake Metropolitan District, GO, 3.75%, 12/01/2041	500	383
South Suburban Park & Recreation District, COP, 4.00%, 12/15/2036	1,350	1,365
Spring Valley Metropolitan District No. 3, Series A, GO, 5.00%, 12/01/2049	1,360	1,238
State of Colorado,
COP, 6.00%, 12/15/2041	15,000	17,868
Series A, COP, 5.00%, 09/01/2026	1,500	1,587
Series A, COP, 5.00%, 12/15/2029	1,000	1,128
Series L, COP, 5.00%, 03/15/2028	1,000	1,092
Sterling Ranch Metropolitan District No. 1, GO, 5.00%, 12/01/2040	500	470
University of Colorado, Series B1, Rev., 4.00%, 06/01/2034 (p)	4,000	4,125
University of Colorado, University Enterprise,
Rev., 2.00%, 06/01/2051 (z)	4,000	3,825
Verve Metropolitan District No. 1, GO, 5.00%, 12/01/2036	1,500	1,473
Village Metropolitan District (The), GO, 4.15%, 12/01/2030	460	437
Villages at Johnstown Metropolitan District No. 3, Senior Bond, Series A, GO, 5.00%, 12/01/2040	585	546
Weld County School District No. RE-4,
GO, 5.00%, 12/01/2029	1,100	1,250
GO, 5.00%, 12/01/2031	1,000	1,172
GO, 5.25%, 12/01/2047	5,000	5,613
Windler Public Improvement Authority, Series A1, Rev., 4.00%, 12/01/2036	2,565	1,945
Windy Gap Firming Project Water Activity Enterprise, Windy Gap Firming Project, Rev., 5.00%, 07/15/2051	5,000	5,386

		210,395

Connecticut — 1.3%
City of Bridgeport, Series A, GO, 4.00%, 06/01/2039	250	246
Connecticut Housing Finance Authority, Social Bond, Series C, Rev., (SIFMA Municipal Swap Index + 0.63%), 4.63%, 05/15/2051 (aa)	1,540	1,540
Connecticut Housing Finance Authority, Social Bonds, Series A1, Rev., 3.50%, 11/15/2051	65	63
Connecticut State Health & Educational Facilities Authority,
Series 2017 B1, Rev., 5.00%, 07/01/2029	4,845	5,497
Series A, Rev., 2.80%, 07/01/2048 (z)	2,000	1,959
Connecticut State Health & Educational Facilities Authority, Connecticut Children’s Medical Center, Rev., 5.25%, 07/15/2048	4,575	4,928

SEE NOTES TO FINANCIAL STATEMENTS.

164	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Connecticut — continued
Connecticut State Health & Educational Facilities Authority, Hartford Healthcare Project,
Series A, Rev., 5.00%, 07/01/2026	555	579
Series A, Rev., 5.00%, 07/01/2033	565	618
Connecticut State Health & Educational Facilities Authority, Quinnipiac University Issue, Rev., 5.00%, 07/01/2048	3,000	3,177
Connecticut State Health & Educational Facilities Authority, Stamford Hospital Issue,
Rev., 4.00%, 07/01/2035	1,000	992
Rev., 4.00%, 07/01/2038	2,500	2,379
Rev., 4.00%, 07/01/2041	2,250	2,082
Rev., 5.00%, 07/01/2024	175	177
Rev., 5.00%, 07/01/2030	865	941
Connecticut State Health & Educational Facilities Authority, Yale New Haven, Series B, Rev., 1.80%, 07/01/2049 (z)	4,000	3,924
Connecticut State Higher Education Supplement Loan Authority, CHESLA Loan Program, Series B, Rev., AMT, 5.00%, 11/15/2030	500	540
Connecticut State, Health & Educational Facilities Authority, Sacred Heart University,
Series K, Rev., 4.00%, 07/01/2045	750	695
Series K, Rev., 5.00%, 07/01/2037	950	1,025
Connecticut State, Health & Educational Facilities Authority, Yale University, Series C1, Rev., 5.00%, 07/01/2040 (z)	3,220	3,533
State of Connecticut,
Series 2021A, GO, 3.00%, 01/15/2026	5,000	4,957
Series 2021A, GO, 3.00%, 01/15/2032	2,250	2,182
Series 2021A, GO, 3.00%, 01/15/2033	500	483
Series 2021A, GO, 4.00%, 01/15/2028	3,500	3,662
Series A, GO, 4.00%, 03/15/2032	850	860
Series B, GO, 5.00%, 08/01/2033	1,750	2,089
Series C, GO, 5.00%, 06/15/2037	40	46
State of Connecticut Special Tax Revenue,
Series A, Rev., 5.00%, 07/01/2028	500	551
Series A, Rev., 5.00%, 05/01/2035	500	570
Series A, Rev., 5.25%, 07/01/2042	10,000	11,388
Series D, Rev., 4.00%, 11/01/2038	3,500	3,576
Series D, Rev., 5.00%, 11/01/2028	1,480	1,641
Series D, Rev., 5.00%, 11/01/2033	1,675	1,944
Series D, Rev., 5.00%, 11/01/2036	1,500	1,697
State of Connecticut, Social Bonds,
Series B, GO, 4.00%, 01/15/2038	500	509
Series F, GO, 5.00%, 11/15/2041	1,525	1,688
State of Connecticut, Special Tax Obligation Bonds,
Rev., 5.00%, 05/01/2025	300	310
Rev., 5.00%, 05/01/2040	300	328

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Connecticut — continued
State of Connecticut, Special Tax Revenue, Transportation Infrastructure, Series A, Rev., 5.00%, 09/01/2031	1,220	1,243
Steel Point Infrastructure Improvement District, Steelpointe Harbor Project, Tax Allocation, 4.00%, 04/01/2036 (e)	195	170
Town of Hamden,
GO, BAM, 4.00%, 08/15/2027	535	546
GO, BAM, 5.00%, 08/15/2029	575	627
GO, BAM, 5.00%, 08/15/2031	500	558
Series A, GO, BAM, 5.00%, 08/01/2032	2,255	2,490
University of Connecticut,
Series A, Rev., 5.00%, 02/15/2025	1,200	1,235
Series A, Rev., 5.00%, 08/15/2026	1,400	1,403
Series A, Rev., 5.00%, 01/15/2037	3,000	3,165

		84,813

Delaware — 0.4%
Delaware State Economic Development Authority, NRG Energy Project, Rev., 1.25%, 10/01/2045 (z)	4,065	3,709
Delaware State Health Facilities Authority, Christiana Health Care System, Rev., 5.00%, 10/01/2039	5,345	5,699
Delaware Transportation Authority,
Rev., 5.00%, 07/01/2027	1,000	1,084
Rev., 5.00%, 07/01/2033	2,265	2,594
Delaware Transportation Authority, Garvee, Rev., 5.00%, 09/01/2025	1,000	1,040
State of Delaware,
GO, 4.00%, 02/01/2031	1,000	1,071
GO, 5.00%, 02/01/2028	6,520	7,174
GO, 5.00%, 02/01/2031	85	99
Series A, GO, 5.00%, 10/01/2024	1,500	1,536

		24,006

District of Columbia — 1.6%
District of Columbia,
Rev., 5.00%, 06/01/2040	1,725	1,666
Series A, Rev., 4.00%, 03/01/2037	2,000	2,046
Series A, Rev., 4.00%, 03/01/2040	10,000	10,099
Series A, GO, 5.00%, 01/01/2027	475	509
Series A, Rev., 5.00%, 03/01/2031	1,500	1,698
Series A, GO, 5.00%, 01/01/2038	1,000	1,145
Series A, GO, 5.00%, 01/01/2040	2,400	2,718
Series B, GO, 5.00%, 06/01/2025	1,000	1,036
Series C, Rev., 4.00%, 05/01/2039	2,500	2,529
Series C, Rev., 4.00%, 05/01/2045	5,000	4,920
Series C, Rev., 5.00%, 10/01/2030	1,250	1,417
Series D, GO, 5.00%, 02/01/2028	820	900
Series D, GO, 5.00%, 02/01/2029	70	78
Series D, GO, 5.00%, 02/01/2034	5,000	5,778
Series E, GO, 5.00%, 06/01/2025	2,000	2,072
Series E, GO, 5.00%, 02/01/2028	110	121

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	165

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
District of Columbia — continued
District of Columbia Housing Finance Agency, Kenilworth 166 Apartments, Rev., HUD, 1.25%, 06/01/2025 (z)	3,225	3,098
District of Columbia Water & Sewer Authority, Green Bond Subordinate, Series A, Rev., 5.00%, 10/01/2038	1,010	1,111
District of Columbia Water & Sewer Authority, Subordinate, Series C1, Rev., 5.00%, 10/01/2031	2,000	2,337
District of Columbia, Latin American Montessori, Rev., 4.00%, 06/01/2030	745	711
District of Columbia, National Public Radio,
Rev., 4.00%, 04/01/2032 (p)	1,500	1,543
Rev., 5.00%, 04/01/2028 (p)	270	285
Rev., 5.00%, 04/01/2029 (p)	275	290
Metropolitan Washington Airports Authority,
Rev., AMT, 5.00%, 10/01/2026	1,335	1,393
Rev., AMT, 5.00%, 10/01/2029	2,000	2,117
Series A, Rev., AMT, 5.00%, 10/01/2027	1,000	1,058
Metropolitan Washington Airports Authority Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2027	1,000	1,058
Series A, Rev., AMT, 5.00%, 10/01/2023	85	85
Series A, Rev., AMT, 5.00%, 10/01/2025	450	463
Series A, Rev., AMT, 5.00%, 10/01/2028	1,880	2,020
Series A, Rev., AMT, 5.00%, 10/01/2030	1,000	1,096
Series A, Rev., AMT, 5.00%, 10/01/2032	5,000	5,500
Series A, Rev., NATL, AMT, 5.00%, 10/01/2034	8,000	8,095
Series A, Rev., AMT, 5.00%, 10/01/2044	3,890	3,903
Series A, Rev., AMT, 5.25%, 10/01/2039 (w)	1,135	1,245
Metropolitan Washington Airports Authority Aviation Revenue, Airport System, Series A, Rev., AMT, 5.00%, 10/01/2033	3,000	3,245
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series B, Rev., 4.00%, 10/01/2049	1,000	931
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Dulles Metrorail & Capital, Rev., AGM, 4.00%, 10/01/2052	5,000	4,752
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Subordinated Dulles Metrorail, Rev., AGM, 4.00%, 10/01/2053	1,965	1,865
Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Second Lien, Series C, Rev., AGC, 6.50%, 10/01/2041 (p)	350	389
Washington Convention & Sports Authority,
Series A, Rev., 4.00%, 10/01/2034	1,015	1,052
Series A, Rev., 5.00%, 10/01/2033	1,000	1,124
Washington Convention & Sports Authority, Senior Lien,
Series B, Tax Allocation, 5.00%, 10/01/2029	1,000	1,116
Series B, Tax Allocation, 5.00%, 10/01/2030	1,500	1,691

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

District of Columbia — continued
Washington Metropolitan Area Transit Authority,
Series A, Rev., 5.00%, 07/15/2026	1,650	1,748
Series A, Rev., 5.00%, 07/15/2037	2,000	2,223
Washington Metropolitan Area Transit Authority Dedicated Revenue, Series A, Rev., 5.00%, 07/15/2025	1,990	2,065
Washington Metropolitan Area Transit Authority, Green Bond, Series A, Rev., 5.00%, 07/15/2029	1,540	1,732

		100,073

Florida — 4.8%
Alachua County Health Facilities Authority, Oak Hammock At The University of Florida, Inc. Project, Rev., 4.00%, 10/01/2031	615	558
Alachua County Health Facilities Authority, Shands Teaching Hospital & Clinics,
Rev., 5.00%, 12/01/2032	1,000	1,073
Rev., 5.00%, 12/01/2034	2,570	2,744
Ave Maria Stewardship Community District, Phase 3 Master Improvements Project,
Special Assessment, 2.75%, 05/01/2031	420	365
Special Assessment, 3.13%, 05/01/2041	1,775	1,310
Ave Maria Stewardship Community District, Phase 4 Master Improvement, Special Assessment, BAN, 3.50%, 05/01/2026 (e)	1,000	975
Belmond Reserve Community Development District, 202 Project, Special Assessment, 4.00%, 05/01/2040	345	299
Belmont II Community Development District, 2020 Assessment Area,
Special Assessment, 2.50%, 12/15/2025	15	14
Special Assessment, 3.13%, 12/15/2030	125	116
Boggy Branch Community Development District, Special Assessment, 2.50%, 05/01/2026	195	185
Brevard County Health Facilities Authority, Health First, Inc., Rev., 5.00%, 04/01/2025	1,600	1,613
Broward County Housing Finance Authority, Solaris Apartments, Series B, Rev., 0.70%, 01/01/2025 (z)	1,470	1,414
Broward County Water & Sewer Utility Revenue, Series A, Rev., 4.00%, 10/01/2038	675	687
Capital Projects Finance Authority, Florida University Project, Series A1, Rev., 5.00%, 10/01/2032	1,350	1,406
Capital Trust Agency, Inc., Imagine School at North Manatee, Rev., 5.00%, 06/01/2041 (e)	325	293
Capital Trust Agency, Inc., Liza Jackson Preparatory School, Rev., 5.00%, 08/01/2040	150	151

SEE NOTES TO FINANCIAL STATEMENTS.

166	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Capital Trust Agency, Inc., Lutz Preparatory School, Inc. Project, Series A, Rev., 4.00%, 06/01/2041	300	282
Capital Trust Agency, Inc., Tallahassee Classical School, Rev., 4.00%, 07/01/2036 (e)	1,370	1,097
Central Florida Expressway Authority,
Series D, Rev., 5.00%, 07/01/2029	565	633
Series D, Rev., AGM, 5.00%, 07/01/2034	3,000	3,464
Series D, Rev., AGM, 5.00%, 07/01/2035	10,000	11,434
Central Florida Expressway Authority, Senior Lien,
Rev., AGM, 4.00%, 07/01/2038	3,625	3,698
Rev., AGM, 4.00%, 07/01/2039	1,260	1,278
Centre Lake Community Development District, Special Assessment, 3.00%, 05/01/2042	605	454
Chapel Creek Community Development District, Special Assessment, 3.00%, 05/01/2031 (e)	250	220
City of Cape Coral, Water & Sewer Revenue, Rev., 5.00%, 10/01/2029	250	272
City of Jacksonville, Series A, Rev., 5.00%, 10/01/2034	1,250	1,416
City of Jacksonville, Brooks Rehabilitation Project,
Rev., 4.00%, 11/01/2034	500	499
Rev., 4.00%, 11/01/2045	1,500	1,348
City of Pompano Beach, John Knox Village Project, Series A, Rev., 4.00%, 09/01/2036	175	153
City of Port St. Lucie Stormwater Utility Revenue, Rev., 4.00%, 05/01/2039	1,075	1,082
City of South Miami, Health Facilities Authority, Inc., Baptist Health South Florida, Rev., 5.00%, 08/15/2023	100	100
City of Tallahassee, Energy System Revenue, Rev., 5.00%, 10/01/2028	2,000	2,203
City of Tampa, Baycare, Series A, Rev., 5.00%, 11/15/2046	4,000	4,042
Collier County Health Facilities Authority, The Moorings, Inc., Rev., 4.00%, 05/01/2052	145	124
County of Broward Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 5.00%, 09/01/2031	3,000	3,414
County of Broward, Airport System Revenue,
Rev., AMT, 5.00%, 10/01/2033	655	691
Series A, Rev., AMT, 5.00%, 10/01/2028	800	855
Series A, Rev., AMT, 5.00%, 10/01/2036	2,000	2,127
County of Broward, Port Facilities Revenue, Senior Bond, Series B, Rev., AMT, 4.00%, 09/01/2044	3,000	2,882
County of Broward, Tourist Development Tax Revenue, Convention Center Expansion Project, Rev., 4.00%, 09/01/2047	3,000	2,862

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued
County of Hillsborough, Rev., 4.00%, 08/01/2034	4,370	4,602
County of Lee Airport Revenue,
Series B, Rev., AMT, 5.00%, 10/01/2029	180	194
Series B, Rev., AMT, 5.00%, 10/01/2032	2,000	2,202
County of Lee Local Option Gas Tax Revenue, Rev., 5.25%, 08/01/2049	13,000	14,065
County of Miami-Dade Aviation Revenue,
Rev., 5.00%, 10/01/2041	6,000	6,159
Series A, Rev., 5.00%, 10/01/2025	1,250	1,297
Series A, Rev., 5.00%, 10/01/2031	2,000	2,262
Series A, Rev., AMT, 5.00%, 10/01/2044	2,200	2,270
Series A, Rev., AMT, 5.00%, 10/01/2049	3,250	3,340
Series B, Rev., AMT, 5.00%, 10/01/2040	7,000	7,180
County of Miami-Dade Seaport Department, Senior Bonds,
Series A, Rev., AMT, 5.00%, 10/01/2030	1,970	2,155
Series A, Rev., AMT, 5.00%, 10/01/2031	2,975	3,284
Series A, Rev., AMT, 5.00%, 10/01/2033	3,500	3,880
Series A, Rev., AMT, 5.25%, 10/01/2052	2,000	2,100
County of Miami-Dade Seaport Department, Subordinate, Series A1, Rev., AGM, AMT, 4.00%, 10/01/2040	2,675	2,656
County of Miami-Dade Transit System, Rev., 4.00%, 07/01/2048	5,000	4,860
County of Miami-Dade, Aviation Revenue,
Rev., AMT, 5.00%, 10/01/2028	7,000	7,070
Series A, Rev., AMT, 5.00%, 10/01/2027	1,325	1,337
Series A, Rev., AMT, 5.00%, 10/01/2030	2,000	2,047
County of Miami-Dade, Building Better Communities Project, Series A, GO, 4.00%, 07/01/2044	350	348
County of Miami-Dade, Public Health Trust Program, GO, 4.00%, 07/01/2042	3,000	3,003
County of Miami-Dade, Water & Sewer System Revenue,
Series B, Rev., 5.00%, 10/01/2031	500	516
Series B, Rev., 5.00%, 10/01/2033	1,000	1,030
County of Monroe Airport Revenue, Key West International Airport, Series 202, Rev., AMT, 5.00%, 10/01/2052	2,450	2,450
Daytona Beach Housing Authority, The WM at River Project, Rev., 1.25%, 12/01/2025 (z)	115	110
DG Farms Community Development District, Special Assessment, 3.75%, 05/01/2040	400	329
Duval County Public Schools, Series A, COP, AGM, 5.00%, 07/01/2032	4,750	5,342
Eden Hills Community Development District, Special Assessment, 4.00%, 05/01/2040	300	275
Epperson North Community Development District, Assessment Area, Special Assessment, 2.50%, 05/01/2026	145	137
Florida Development Finance Corp., Series A, Rev., 4.00%, 06/01/2030	500	463

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	167

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Florida Development Finance Corp., Brightline Florida Passenger Rail, Series B, Rev., AMT, 7.38%, 01/01/2049 (e)	9,500	9,405
Florida Development Finance Corp., Brightline Passenger Rail, Rev., AMT, 7.50%, 07/01/2057 (e)	6,500	6,397
Florida Development Finance Corp., Brighton, Florida Passenger Rail, Rev., AMT, 7.25%, 07/01/2057 (e)	8,000	8,137
Florida Development Finance Corp., Discovery High School Project, Series A, Rev., 4.00%, 06/01/2030 (e)	1,400	1,284
Florida Development Finance Corp., Lakeland Regional Health System, Rev., 4.00%, 11/15/2037	2,400	2,353
Florida Development Finance Corp., Mater Academy Project, Series A, Rev., 5.00%, 06/15/2040	400	400
Florida Development Finance Corp., Mayflower Retirement, Rev., 1.75%, 06/01/2026 (e)	210	204
Florida Development Finance Corp., UF Health Jacksonville Project, Rev., 5.00%, 02/01/2035	1,200	1,219
Florida Development Finance Corp., Virgin Trains USA Passenger,
Series A, Rev., AMT, 6.38%, 01/01/2049 (e) (z)	3,225	3,110
Series A, Rev., AMT, 6.50%, 01/01/2049 (e) (z)	2,475	2,374
Florida Housing Finance Corp., Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	590	567
Florida Housing Finance Corp., Social Bond, Social Bond, Series 1, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,390	1,341
Florida Housing Finance Corp., Social Bonds,
Series 1, Rev., GNMA/FNMA/FHLMC, 3.50%, 07/01/2052	1,000	977
Series 2, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	6,435	6,221
Florida State Board of Governors Florida International University Dormitory Rev, Series A, Rev., BAM, 5.00%, 07/01/2029	1,900	2,122
Fort Pierce Utilities Authority, Series A, Rev., AGM, 5.00%, 10/01/2039	925	1,017
Greater Orlando Aviation Authority, Series A, Rev., AMT, 5.00%, 10/01/2032	1,500	1,625
Greater Orlando Aviation Authority, Priority Subordinated,
Series A, Rev., AMT, 5.00%, 10/01/2033	1,500	1,583
Series A, Rev., AMT, 5.00%, 10/01/2036	2,230	2,324
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 4.00%, 05/01/2040	545	500

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued
Hillsborough County Aviation Authority, Tampa, Rev., AMT, 5.00%, 10/01/2040 (p)	750	763
Hillsborough County Industrial Development Authority, Tampa General Hospital Project,
Rev., 4.00%, 08/01/2050	5,000	4,514
Series A, Rev., 4.00%, 08/01/2045	3,275	3,025
JEA Electric System Revenue,
Series 3A, Rev., 5.00%, 10/01/2035	5,000	5,560
Series IIIB, Rev., 5.00%, 10/01/2032	1,295	1,401
JEA Electric System Revenue, Subordinate, Series A, Rev., 5.00%, 10/01/2031	1,795	2,066
JEA Water & Sewer System Revenue, Series A, Rev., 4.00%, 10/01/2037	750	764
JEA Water & Sewer System Revenue, Subordinated, Series A, Rev., 5.00%, 10/01/2031	885	964
Julington Creek Plantation Community Development District, Special Assessment, Special Assessment, AGM, 5.50%, 05/01/2043	1,500	1,661
Lakewood Ranch Stewardship District, Lorraine Lakes Project, Special Assessment, 3.13%, 05/01/2030 (e)	315	284
Lakewood Ranch Stewardship District, Northeast Sector Project,
Special Assessment, 2.50%, 05/01/2025 (e)	605	584
Special Assessment, 3.20%, 05/01/2030 (e)	545	494
Special Assessment, 3.50%, 05/01/2040	925	736
Lakewood Ranch Stewardship District, Zario Project, Special Assessment, 2.63%, 05/01/2025	285	275
Lee County Industrial Development Authority, Shell Point/Waterside Health,
Rev., 5.00%, 11/15/2044	3,000	2,889
Rev., 5.00%, 11/15/2049	2,550	2,404
Lee Memorial Health System, Float Mode, Lee Memorial, Rev., VRDO, 4.47%, 07/07/2023 (z)	3,000	3,000
Miami Beach Health Facilities Authority, Mount Sinai Medical Center,
Rev., 5.00%, 11/15/2039	2,000	2,012
Rev., 5.00%, 11/15/2044	5,000	5,022
Miami Beach Redevelopment Agency, Tax Increment Revenue, Tax Allocation, 5.00%, 02/01/2028	1,000	1,008
Miami-Dade County Housing Finance Authority, Platform 3750 LLC, Rev., 0.25%, 08/01/2024 (z)	1,525	1,520
Midtown Miami Community Development District, Series A, Special Assessment, 5.00%, 05/01/2037	350	344
North Powerline Road Community Development District, Special Assessment, 3.63%, 05/01/2040	1,345	1,092

SEE NOTES TO FINANCIAL STATEMENTS.

168	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Old Hickory Community Development District, Special Assessment, 2.50%, 06/15/2025	110	106
Orange County Health Facilities Authority, Orlando Health Obligated Group,
Rev., 4.00%, 10/01/2052	5,000	4,568
Rev., 5.00%, 10/01/2027	365	392
Orange County Health Facilities Authority, Presbyterian Retirement Communities,
Rev., 4.00%, 08/01/2036	295	271
Rev., 5.00%, 08/01/2047	790	814
Orange County Housing Finance Authority, Stratford Point Apartments, Rev., 0.55%, 01/01/2025 (z)	885	850
Orlando Utilities Commission, Series 2018A, Rev., 5.00%, 10/01/2035	2,480	2,684
Palm Beach County Health Facilities Authority, BRRH Corporation Obligated Group, Rev., 5.00%, 12/01/2024 (p)	1,910	1,957
Palm Beach County Health Facilities Authority, Retirement Life Communities, Rev., 5.00%, 11/15/2032	2,270	2,299
Palm Beach County Housing Finance Authority, Christian Manor, Rev., 1.25%, 02/15/2025 (z)	1,985	1,943
Parkview at Long Lake Ranch Community Development District, Special Assessment, 4.00%, 05/01/2051	800	627
Pasco County School Board, Series A, COP, BAM, 5.00%, 08/01/2036	1,720	1,857
Pine Island Community Development District, Special Assessment, 5.75%, 05/01/2035	1,900	1,906
Pinellas County Housing Finance Authority, Jordan Park Apartments, Rev., HUD, 0.65%, 01/01/2025 (z)	1,135	1,091
Reunion East Community Development District,
Special Assessment, 2.40%, 05/01/2026	75	71
Special Assessment, 2.85%, 05/01/2031	25	22
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 4.00%, 06/15/2040	500	433
Sarasota County Health Facilities Authority, Sunnyside Village Project, Rev., 5.00%, 05/15/2048	425	380
Sarasota County Public Hospital District, Sarasota Memorial Hospital Project, Rev., 4.00%, 07/01/2052	6,000	5,585
Sarasota County School Board, Series A, COP, 5.00%, 07/01/2033	1,000	1,197
Sarasota National Community Development District, Special Assessment, 4.00%, 05/01/2039	615	536
Sawyers Landing Community Development District, Special Assessment, 3.75%, 05/01/2031	400	363

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Florida — continued
School District of Broward County, Series A, COP, 5.00%, 07/01/2027	1,500	1,617
Somerset Community Development District, Special Assessment, 4.00%, 05/01/2032	800	757
South Kendall Community Development District, Special Assessment, 4.25%, 11/01/2037	1,575	1,489
St. John’s County School Board, Series A, COP, AGM, 5.25%, 07/01/2047	3,000	3,325
State Board of Administration Finance Corp., Taxable, Series A, Rev., 1.71%, 07/01/2027	4,000	3,541
State of Florida Department of Transportation, Rev., 5.00%, 07/01/2024	430	438
State of Florida Department of Transportation Turnpike System Revenue, Series B, Rev., 5.00%, 07/01/2033	1,000	1,170
State of Florida Department of Transportation Turnpike System Revenue, Turnpike Revenue, Series B, Rev., 3.00%, 07/01/2033	2,390	2,284
State of Florida Department of Transportation Turnpike System, Revenue Refunding, Series A, Rev., 5.00%, 07/01/2026	1,000	1,060
State of Florida, Capital Outlay, Series C, GO, 5.00%, 06/01/2027	1,060	1,118
State of Florida, Department of Transportation, Turnpike System Revenue,
Series 8, Rev., 5.00%, 07/01/2023	125	125
Series A, Rev., 5.00%, 07/01/2029	500	566
Stillwater Community Development District, Project 2021, Special Assessment, 3.00%, 06/15/2031 (e)	225	198
Stoneybrook South Community Development District, Fox South Assessment Area,
Special Assessment, 2.50%, 12/15/2025 (e)	415	397
Special Assessment, 3.00%, 12/15/2030 (e)	475	434
Special Assessment, 3.50%, 12/15/2040 (e)	1,030	868
Storey Park Community Development District, Assessment Area Four Project,
Special Assessment, 2.38%, 06/15/2026 (e)	30	28
Special Assessment, 2.88%, 06/15/2031 (e)	60	54
Touchstone Community Development District, Senior Lien, Series A1, Special Assessment, 5.38%, 05/01/2042	1,000	1,045
Towne Park Community Development District, Assessment Area 3D Project, Special Assessment, 2.63%, 05/01/2025 (e)	255	247

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	169

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Florida — continued
Tradition Community Development District No. 9, Special Assessment, 3.00%, 05/01/2041	130	95
Village Community Development District No. 13,
Special Assessment, 1.88%, 05/01/2025 (e)	490	471
Special Assessment, 2.63%, 05/01/2030 (e)	1,460	1,311
Villamar Community Development District, Special Assessment, 3.75%, 05/01/2040	655	540
West Villages Improvement District, Special Assessment, Unit of Development #8, Special Assessment, 5.38%, 05/01/2042	1,875	1,890
Wildwood Utility Dependent District, Senior South Sumter Utilities Project,
Rev., BAM, 5.00%, 10/01/2031	1,300	1,499
Rev., BAM, 5.00%, 10/01/2033	1,150	1,319
Rev., BAM, 5.00%, 10/01/2039	1,490	1,629
Rev., BAM, 5.00%, 10/01/2040	1,610	1,753
Wildwood Utility Dependent District, Subordinate South Sumter Utilities Project, Rev., BAM, 5.00%, 10/01/2041	650	705

		304,263

Georgia — 3.9%
Atlanta Urban Residential Finance Authority, Sylvan Senior Apartments, Rev., FHA, 0.41%, 12/01/2025 (z)	575	565
Bartow County Development Authority, Georgia Power Co. Pollution Bowen Project, Rev., 1.80%, 09/01/2029 (z)	4,425	3,714
Board of Water Light & Sinking Fund Commissioners of The City of Dalton, Combined Utilities Revenue Bonds,
Rev., 4.00%, 03/01/2035	1,100	1,096
Rev., 4.00%, 03/01/2036	1,000	997
Rev., 4.00%, 03/01/2037	1,135	1,129
Rev., 4.00%, 03/01/2038	1,000	989
Brookhaven Development Authority, Children’s Healthcare of Atlanta,
Rev., 5.00%, 07/01/2036	2,425	2,645
Rev., 5.00%, 07/01/2037	2,400	2,601
Brookhaven Development Authority, Children’s Healthcare of Atlanta Obligated Group, Series A, Rev., 4.00%, 07/01/2044	3,000	2,955
Brookhaven Urban Redevelopment Agency, Series A, Rev., 4.00%, 07/01/2045	3,260	3,259
Carroll County, School District, GO, 5.00%, 04/01/2024	1,000	1,014
City of Atlanta Department of Aviation,
Series C, Rev., AMT, 5.00%, 07/01/2026	960	998
Series C, Rev., AMT, 5.00%, 07/01/2034	540	594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued
City of Atlanta Water & Wastewater Revenue, Series B, Rev., 4.00%, 11/01/2037	1,000	1,012
City of Atlanta, Airport Passenger Facility, Subordinated Lien, Series C, Rev., 5.00%, 07/01/2040	2,000	2,145
City of Atlanta, Department of Aviation, Series B, Rev., AMT, 5.00%, 07/01/2028	3,300	3,532
City of Atlanta, Department of Aviation, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2031	1,155	1,249
Cobb County Kennestone Hospital Authority, Revenue Anticipation Certificates, Rev., 5.00%, 04/01/2036	500	522
DeKalb County Housing Authority, Columbia Village Project, Series A, Rev., HUD, 0.34%, 08/01/2024 (z)	285	284
Development Authority for Fulton County, Jonesboro Road Senior Village, Rev., 3.00%, 10/01/2025 (z)	2,020	2,001
Development Authority of Burke County (The), Oglethorpe Power Corp. Scherer Project, Series A, Rev., 1.50%, 01/01/2040 (z)	250	236
Development Authority of Monroe County (The), Oglethorpe Power Corporation Scherer Project, Series A, Rev., 1.50%, 01/01/2039 (z)	125	118
Development Authority of Monroe County, Georgia Power Company Plant Scherer, Rev., 3.88%, 06/01/2042 (z)	1,250	1,250
Development Authority of Monroe County (The), Georgia Power Co. Plant Scherer, Rev., 1.00%, 07/01/2049 (z)	1,785	1,585
Development Authority of Rockdale County, Arbours at Conyers Project, Rev., 3.63%, 02/01/2026 (z)	1,085	1,076
George L Smith II Congress Center Authority, Convention Center Hotel, Series 2, Rev., 5.00%, 01/01/2054 (e)	1,000	840
George L Smith II Congress Center Authority, Convention Center Hotel First, Series 1, Rev., 4.00%, 01/01/2036	2,750	2,621
Georgia Housing & Finance Authority, Series A, Rev., 2.75%, 12/01/2035	500	435
Georgia Ports Authority, Rev., 5.25%, 07/01/2043	2,705	3,058
Georgia State Road & Tollway Authority,
Rev., 5.00%, 06/01/2027	5,250	5,678
Rev., 5.00%, 06/01/2028	5,500	6,070
Rev., 5.00%, 06/01/2030	6,205	7,120
Main Street Natural Gas, Inc.,
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 04/01/2048 (z)	1,650	1,652
Series A, Rev., 4.00%, 07/01/2052 (z)	14,500	14,452

SEE NOTES TO FINANCIAL STATEMENTS.

170	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Georgia — continued
Series A, Rev., 5.00%, 05/15/2033	4,950	5,085
Series A, Rev., 5.00%, 06/01/2053 (z)	12,000	12,424
Series B, Rev., 4.00%, 08/01/2049 (z)	1,575	1,579
Series B, Rev., (ICE LIBOR USD 1 Month * 0.67 + 0.75%), 4.21%, 04/01/2048 (aa)	11,500	11,497
Series B, Rev., 5.00%, 06/01/2028	2,500	2,579
Series B, Rev., 5.00%, 06/01/2029	1,500	1,553
Series B, Rev., 5.00%, 12/01/2052 (z)	8,000	8,253
Series B, Rev., 5.00%, 07/01/2053 (z)	9,845	10,286
Series C, Rev., LIQ: Royal Bank of Canada, 4.00%, 08/01/2048 (z)	105	105
Series C, Rev., 4.00%, 03/01/2050 (z)	6,350	6,312
Series C, Rev., 4.00%, 05/01/2052 (z)	12,310	12,124
Series C, Rev., 5.00%, 09/01/2053 (z)	11,285	11,848
Main Street Natural Gas, Inc., Gas Supply, Series C, Rev., 4.00%, 08/01/2052 (e) (z)	11,000	10,632
Main Street Natural Gas, Inc., Main Street Gas, Series D, Rev., LIQ: Royal Bank of Canada, (ICE LIBOR USD 1 Month * 0.67 + 0.83%), 4.29%, 08/01/2048 (aa)	1,000	999
Metropolitan Atlanta Rapid Transit Authority, Series B, Rev., 5.00%, 07/01/2045	10,000	10,358
Milledgeville & Baldwin County Development Authority, Georgia College & State University Projects,
Rev., 4.00%, 06/15/2037	500	497
Rev., 5.00%, 06/15/2024	470	478
Rev., 5.00%, 06/15/2025	360	371
Municipal Electric Authority of Georgia, Combined Cycle Project,
Series A, Rev., 4.00%, 11/01/2023	2,750	2,753
Series A, Rev., 5.00%, 11/01/2027	250	266
Series A, Rev., 5.00%, 11/01/2029	250	274
Municipal Electric Authority of Georgia, General Resolution Project, Series A, Rev., 4.00%, 01/01/2037	1,125	1,108
Municipal Electric Authority of Georgia, Plant Vogtle Unis 3&4 Project, Rev., 5.00%, 01/01/2059	3,000	3,022
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project,
Series A, Rev., AGM, 5.00%, 07/01/2033	1,610	1,826
Series A, Rev., AGM, 5.00%, 07/01/2035	1,300	1,455
Series A, Rev., AGM, 5.00%, 07/01/2036	2,795	3,098
Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project,
Rev., AGM, 4.00%, 01/01/2036	330	333
Rev., AGM, 4.00%, 01/01/2041	1,000	982
Rev., AGM, 5.00%, 01/01/2025	200	204
Rev., AGM, 5.00%, 01/01/2027	125	133
Rev., AGM, 5.00%, 07/01/2027	500	536
Rev., BAM, 5.00%, 01/01/2049	2,000	2,060

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Georgia — continued
Rev., AGM, 5.00%, 07/01/2053	3,675	3,859
Rev., AGM, 5.00%, 07/01/2055	4,615	4,846
Municipal Electric Authority of Georgia, Project One Subordinated,
Rev., 5.00%, 01/01/2029	1,110	1,201
Series A, Rev., 5.00%, 01/01/2035	2,245	2,281
Municipal Electric Authority of Georgia, Project One, Subordinated, Series B, Rev., 4.00%, 01/01/2039	1,400	1,363
Municipal Electric Authority of Georgia, Subordinate General Resolution, Rev., 5.00%, 01/01/2033	1,010	1,136
Municipal Electric Authority of Georgia, Subordinate Project One,
Series A, Rev., 5.00%, 01/01/2030	705	775
Series A, Rev., 5.00%, 01/01/2031	1,715	1,909
Northwest Georgia Housing Authority, Dallas Manor Apartments Projects, Rev., HUD, 0.25%, 10/01/2024 (z)	260	257
Paulding County Hospital Authority, Anticipation Certificates Wellstar Health,
Rev., 5.00%, 04/01/2036	325	352
Rev., 5.00%, 04/01/2038	500	532
Private Colleges & Universities Authority, Emory University, Series B, Rev., 4.00%, 09/01/2039	1,420	1,446
Private Colleges & Universities Authority, Savannah College of Art and Design,
Rev., 4.00%, 04/01/2038	1,400	1,431
Rev., 5.00%, 04/01/2027	400	425
Savannah Economic Development Authority, International Paper Company Project, Rev., 1.90%, 08/01/2024	150	145
State of Georgia,
Series A1, GO, 5.00%, 02/01/2024	100	101
Series A, GO, 5.00%, 08/01/2023	85	85
Series C, GO, 4.00%, 07/01/2027	1,000	1,050
Series E, GO, 5.00%, 12/01/2027	1,570	1,683
Series F, GO, 5.00%, 01/01/2025	2,000	2,058
State of Georgia, Bidding Group 1, Series A, GO, 5.00%, 07/01/2033	2,000	2,347
State of Georgia, Bidding Group 2, Series A, GO, 4.00%, 07/01/2035	750	801
State of Georgia, Group 2, Series A, GO, 4.00%, 08/01/2034	1,000	1,071
State of Georgia, Tranche #1, Series A, GO, 5.00%, 07/01/2023	1,420	1,420
State of Georgia, Tranche 2, Series A, GO, 5.00%, 07/01/2030	2,000	2,267
Valdosta Housing Authority, Tishco Rural Rental Housing, Rev., 1.25%, 02/01/2025 (z)	375	369
Villa Rica Downtown Development Authority, Arbours At Villa Rica Project, Rev., 1.25%, 08/01/2025 (z)	4,415	4,281
Walker County Development Authority, Gateway At Rossville Project, Rev., 0.46%, 12/01/2024 (z)	1,000	983

		244,996

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	171

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Guam — 0.0% (g)
Antonio B. Won Pat International Airport Authority, Rev., AMT, 5.25%, 10/01/2030 (w)	750	770
Territory of Guam, Series F, Rev., 4.00%, 01/01/2042	1,000	884

		1,654

Hawaii — 0.4%
City & County Honolulu Wastewater System Revenue, Senior First Bond Resolution, Series A, Rev., 5.00%, 07/01/2035	2,110	2,291
City & County of Honolulu,
Series A, GO, 5.00%, 10/01/2025	15	16
Series A, GO, 5.00%, 09/01/2027	30	32
Series C, GO, 5.00%, 10/01/2029	1,000	1,131
State of Hawaii, Series FG, GO, 4.00%, 10/01/2032	2,000	2,043
State of Hawaii Airports System Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2032	1,500	1,602
Series A, Rev., AMT, 5.00%, 07/01/2033	1,630	1,740
Series A, Rev., AMT, 5.00%, 07/01/2034	2,000	2,176
Series B, Rev., 5.00%, 07/01/2026	1,250	1,322
State of Hawaii Department of Budget & Finance, Rev., 3.20%, 07/01/2039	3,000	2,523
State of Hawaii Harbor System Revenue,
Series A, Rev., AMT, 4.00%, 07/01/2031	250	256
Series A, Rev., AMT, 4.00%, 07/01/2032	500	509
Series A, Rev., AMT, 4.00%, 07/01/2033	750	759
Series A, Rev., AMT, 4.00%, 07/01/2034	3,555	3,600
Series A, Rev., AMT, 5.00%, 07/01/2027	250	263
Series A, Rev., AMT, 5.00%, 07/01/2028	500	535
Series A, Rev., AMT, 5.00%, 07/01/2029	250	271
Series C, Rev., 4.00%, 07/01/2032	200	209
State of Hawaii State Highway Fund, Rev., 5.00%, 01/01/2029	1,000	1,115
State of Hawaii, Airports System Revenue, Series D, Rev., 5.00%, 07/01/2030	1,000	1,138

		23,531

Idaho — 0.1%
Idaho Health Facilities Authority, Trinity Health Credit Group, Series A, Rev., 5.00%, 12/01/2047	1,715	1,761
Idaho Housing & Finance Association,
Series A, Rev., 5.00%, 08/15/2029	1,000	1,128
Series A, Rev., 5.00%, 08/15/2034	1,130	1,344
Idaho Housing & Finance Association, Garvee, Series A, Rev., 5.00%, 07/15/2030	1,250	1,412
Idaho Housing & Finance Association, Transportation Expansion & Mitigation, Rev., 5.00%, 08/15/2037	165	187

		5,832

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — 7.8%
Champaign County Community Unit School District No. 4 Champaign, GO, 5.00%, 01/01/2029	1,765	1,842
Chicago Board of Education,
Series A, GO, AGM, 5.00%, 12/01/2026	10	10
Series A, GO, 5.00%, 12/01/2041	1,000	1,008
Series A, GO, 5.00%, 12/01/2042	10,000	9,865
Series D, GO, 5.00%, 12/01/2046	7,500	7,338
Chicago Board of Education Dedicated Capital Improvement Tax,
Rev., 5.25%, 04/01/2039	3,125	3,356
Rev., 5.75%, 04/01/2048	4,000	4,367
Chicago Board of Education, Capital Appreciation School Reform,
Series A, GO, NATL, Zero Coupon, 12/01/2024	500	472
Series A, GO, NATL, Zero Coupon, 12/01/2025	255	231
Series A, GO, NATL, Zero Coupon, 12/01/2029	1,220	937
Series B1, GO, NATL, Zero Coupon, 12/01/2028	500	401
Series B1, GO, NATL, Zero Coupon, 12/01/2029	1,105	849
Chicago Board of Education, Dedicated,
Series C, GO, 5.00%, 12/01/2034	2,000	2,047
Series G, GO, 5.00%, 12/01/2034	1,000	1,024
Series H, GO, 5.00%, 12/01/2036	2,000	2,027
Series H, GO, 5.00%, 12/01/2046	1,000	980
Chicago Midway International Airport, Series B, Rev., 5.00%, 01/01/2046	10,000	10,166
Chicago Midway International Airport, Second Lien, Series A, Rev., AMT, 5.00%, 01/01/2041	3,000	3,000
Chicago O’Hare International Airport,
Rev., AMT, 5.00%, 01/01/2030	3,400	3,453
Rev., AMT, 5.00%, 01/01/2032	2,000	2,032
Chicago O’Hare International Airport, Passenger Facility Charge, Rev., AMT, 5.00%, 01/01/2032	3,500	3,502
Chicago O’Hare International Airport, Senior Lien,
Series A, Rev., 4.00%, 01/01/2035	3,500	3,620
Series A, Rev., 5.00%, 01/01/2035	6,000	6,652
Chicago Transit Authority Capital Grant Receipts Revenue, Section 5357, Rev., 5.00%, 06/01/2028	1,000	1,075
Chicago Transit Authority Sales Tax Receipts Fund,
Rev., 5.00%, 12/01/2044	5,000	5,050
Series A, Rev., BAM, 5.00%, 12/01/2046	4,500	4,832
Chicago Transit Authority Sales Tax Receipts Fund, Second Lien,
Rev., 5.00%, 12/01/2051	4,750	4,851

SEE NOTES TO FINANCIAL STATEMENTS.

172	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Series A, Rev., 4.00%, 12/01/2049	4,000	3,783
Series A, Rev., 5.00%, 12/01/2055	2,000	2,057
Chicago Transit Authority, Sales Tax Receipts Fund,
Rev., AGM, 5.00%, 12/01/2044	1,000	1,013
Rev., 5.25%, 12/01/2049	10,000	10,143
Series A, Rev., 5.00%, 12/01/2045	6,500	6,796
City of Aurora Waterworks & Sewerage Revenue, Series B, Rev., 4.00%, 12/01/2034	1,565	1,568
City of Berwyn, Series A, GO, 5.00%, 12/01/2029	1,000	1,017
City of Chicago,
Series A, GO, 5.00%, 01/01/2027	5,500	5,757
Series A, GO, 5.00%, 01/01/2033	1,000	1,082
Series A, GO, 5.00%, 01/01/2034	4,500	4,864
Series A, GO, 5.50%, 01/01/2049	6,325	6,667
Series A, GO, 6.00%, 01/01/2038	8,775	9,335
Series B, GO, 4.00%, 01/01/2038 (e)	521	491
Series C, GO, Zero Coupon, 01/01/2027 (p)	500	448
Series C, GO, 5.00%, 01/01/2025	45	46
Series C, GO, 5.00%, 01/01/2028	1,450	1,484
City of Chicago Special Assessment Revenue, Lakeshore East Project,
Special Assessment, 2.69%, 12/01/2026 (e)	305	290
Special Assessment, 3.04%, 12/01/2028 (e)	270	252
City of Chicago Waterworks Revenue, Second Lien Project,
Rev., 4.00%, 11/01/2037	215	215
Rev., 5.00%, 11/01/2023	100	100
Rev., 5.00%, 11/01/2044	2,410	2,430
City of Chicago, Chicago Works,
Series A, GO, 5.25%, 01/01/2038	2,680	2,901
Series A, GO, 5.50%, 01/01/2039	1,180	1,296
Series A, GO, 5.50%, 01/01/2040	1,000	1,093
Series A, GO, 5.50%, 01/01/2041	1,000	1,073
Series A, GO, 5.50%, 01/01/2043	1,500	1,603
City of Chicago, Wastewater Transmission Revenue, Second Lien,
Series A, Rev., AGM, 5.25%, 01/01/2048	5,000	5,438
Series B, Rev., AGM-CR, 5.00%, 01/01/2027	1,000	1,063
Series B, Rev., AGM, 5.00%, 01/01/2029	300	329
Series B, Rev., AGM, 5.00%, 01/01/2038	130	143
City of Chicago, Waterworks Revenue, Second Lien,
Rev., 5.00%, 11/01/2034	1,000	1,017
Series A, Rev., AGM, 5.25%, 11/01/2048	1,500	1,641
Series B, Rev., AGM, 4.00%, 11/01/2040	4,320	4,285
Series B, Rev., AGM, 5.00%, 11/01/2028	300	333
Series B, Rev., AGM, 5.00%, 11/01/2031	400	463

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued
Series B, Rev., AGM, 5.00%, 11/01/2033	2,350	2,667
City of Granite City, Waste Management, Inc., Rev., AMT, 1.25%, 05/01/2027	5,000	4,479
Cook County Community College District No. 508, City Colleges Chicago,
GO, 5.13%, 12/01/2038	1,000	1,001
GO, 5.25%, 12/01/2030	1,000	1,002
Cook County Community Consolidated School District No. 34 Glenview, GO, 4.00%, 12/01/2029	2,000	2,146
Cook County High School District No. 214 Arlington Heights, GO, 4.00%, 12/01/2026	1,910	1,979
Cook County, Community School District No. 97, Oak Park, GO, 4.00%, 01/01/2034	2,000	2,075
County of Cook,
Series A, GO, 5.00%, 11/15/2025	960	995
Series A, GO, AGM, 5.00%, 11/15/2026	1,000	1,059
Series A, GO, 5.00%, 11/15/2026	3,900	4,114
Series A, GO, 5.00%, 11/15/2033	250	284
County of Cook Sales Tax Revenue,
Series A, Rev., 5.00%, 11/15/2025	690	717
Series A, Rev., 5.25%, 11/15/2045	2,500	2,687
County of Cook, Sales Tax Revenue, Series A, Rev., 5.00%, 11/15/2038	1,240	1,330
Illinois Finance Authority,
Series A, Rev., 4.00%, 07/15/2036	710	725
Series A, Rev., 4.00%, 07/15/2039	3,000	3,005
Series B2, Rev., 5.00%, 05/15/2050 (z)	2,550	2,643
Illinois Finance Authority, Acero Charter Schools, Inc., Rev., 4.00%, 10/01/2042 (e)	500	382
Illinois Finance Authority, Advocate Health Care Network Project, Rev., 4.00%, 11/01/2030	2,600	2,623
Illinois Finance Authority, American Water Capital Corp. Project, Rev., 0.70%, 05/01/2040 (z)	895	890
Illinois Finance Authority, Ann & Robert H. Lurie Children’s Hospital of Chicago, Rev., 5.00%, 08/15/2035	1,610	1,694
Illinois Finance Authority, Carle Foundation, Series A, Rev., 5.00%, 02/15/2045	19,250	19,587
Illinois Finance Authority, Centegra Health System, Series A, Rev., 5.00%, 09/01/2025 (p)	130	133
Illinois Finance Authority, Depaul College Prep Foundation, Rev., 5.50%, 08/01/2043 (e)	1,360	1,379
Illinois Finance Authority, Green Bonds,
Rev., 4.00%, 01/01/2033	8,190	8,692
Rev., 4.00%, 07/01/2038	4,160	4,182
Rev., 4.00%, 07/01/2040	1,500	1,486

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	173

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Illinois Finance Authority, Health Services Facility Lease Revenue, Provident Group UIC Surgery,
Rev., 4.00%, 10/01/2040	1,750	1,611
Rev., 5.00%, 10/01/2032	750	804
Rev., 5.00%, 10/01/2034	125	133
Illinois Finance Authority, Illinois State Clean Water Initiative, Green Bond, Rev., 5.00%, 01/01/2028	100	110
Illinois Finance Authority, Mercy Health Corp., Rev., 5.00%, 12/01/2040	1,080	1,095
Illinois Finance Authority, Northshore University Health System, Rev., 5.00%, 08/15/2035	1,500	1,676
Illinois Finance Authority, OSF Healthcare System,
Rev., 4.00%, 05/15/2050	1,000	886
Series A, Rev., 5.00%, 11/15/2045	10,900	10,976
Series B1, Rev., 5.00%, 05/15/2050 (z)	2,250	2,273
Illinois Finance Authority, Plymouth Place, Inc., Rev., 5.00%, 05/15/2041	400	343
Illinois Finance Authority, Presbyterian Homes, Series B, Rev., (SIFMA Municipal Swap Index + 0.70%), 4.71%, 05/01/2042 (aa)	180	176
Illinois Finance Authority, Southern Illinois Healthcare, Rev., 5.00%, 03/01/2031	2,135	2,230
Illinois Finance Authority, State Clean Water Initiative, Rev., 4.00%, 07/01/2026	2,100	2,150
Illinois Finance Authority, Swedish Covenant Hospital,
Rev., 5.00%, 08/15/2032 (p)	4,000	4,224
Series A, Rev., 5.00%, 08/15/2026 (p)	1,690	1,784
Illinois Finance Authority, The Carle Foundation,
Series A, Rev., 3.00%, 08/15/2048	2,850	2,132
Series A, Rev., 5.00%, 08/15/2031	2,530	2,858
Series B, Rev., 5.00%, 08/15/2053 (z)	285	314
Illinois Finance Authority, UChicago Medicine,
Rev., 5.00%, 08/15/2052 (z)	1,710	1,818
Series A, Rev., 5.00%, 08/15/2047	17,000	18,028
Illinois Finance Authority, University of Chicago,
Series A, Rev., 5.00%, 10/01/2028	3,000	3,325
Series A, Rev., 5.00%, 10/01/2034	1,750	2,101
Series A, Rev., 5.00%, 10/01/2035	1,400	1,681
Series A, Rev., 5.00%, 10/01/2038	1,000	1,192
Series A, Rev., 5.25%, 05/15/2048	2,000	2,211
Illinois Housing Development Authority,
Series C, Rev., FHA, 0.80%, 07/01/2026	270	247
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.75%, 04/01/2050	1,410	1,390
Illinois Housing Development Authority, Social Bonds,
Series A, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	3,920	3,775

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued
Series B, Rev., GNMA FNMA FHLMC COLL, 3.00%, 04/01/2051	405	389
Illinois Sports Facilities Authority (The), State Tax Supported,
Rev., 5.00%, 06/15/2030	500	510
Rev., AGM, 5.25%, 06/15/2031	225	228
Illinois State Toll Highway Authority,
Series A, Rev., 4.00%, 01/01/2046	14,950	14,353
Series A, Rev., 5.00%, 01/01/2028	185	194
Series A, Rev., 5.00%, 01/01/2041	3,300	3,650
Series A, Rev., 5.00%, 01/01/2044	6,580	6,950
Series B, Rev., 5.00%, 01/01/2029	100	105
Series B, Rev., 5.00%, 01/01/2037	5,000	5,027
Illinois State Toll Highway Authority, Senior,
Series A, Rev., 5.00%, 12/01/2031	5,115	5,316
Series A, Rev., 5.25%, 01/01/2043	2,315	2,578
Series B, Rev., 5.00%, 01/01/2028	4,000	4,349
Series B, Rev., 5.00%, 01/01/2041	2,190	2,266
Illinois State Toll Highway Authority, Toll Highway Revenue,
Series A, Rev., 5.00%, 01/01/2036	1,000	1,115
Series A, Rev., 5.00%, 01/01/2037	1,555	1,717
Macon County, School District No. 61 Decatur,
GO, AGM, 4.00%, 01/01/2040	1,420	1,409
GO, AGM, 4.00%, 01/01/2045	3,000	2,978
Metropolitan Pier & Exposition Authority, Rev., NATL, Zero Coupon, 12/15/2034	500	315
Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion, Rev., 5.00%, 06/15/2042	5,645	5,828
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick,
Rev., NATL, Zero Coupon, 12/15/2035	500	298
Rev., NATL, Zero Coupon, 06/15/2036	6,000	3,476
Rev., NATL, Zero Coupon, 06/15/2037	500	273
Rev., AGM, Zero Coupon, 06/15/2044	500	187
Series B, Rev., AGM, Zero Coupon, 06/15/2027	660	570
Metropolitan Pier & Exposition Authority, Capital Appreciation McCormick Project, Rev., NATL, Zero Coupon, 06/15/2028	250	207
Metropolitan Pier & Exposition Authority, McCormick Expansion Project, Series B, Rev., 5.00%, 12/15/2027	125	128
Metropolitan Pier & Exposition Authority, McCormick Place,
Rev., Zero Coupon, 06/15/2037	1,175	629
Rev., Zero Coupon, 06/15/2041	1,750	749
Metropolitan Pier & Exposition Authority, McCormick Place Expansion,
Rev., 3.00%, 06/15/2025	150	148
Rev., 4.00%, 12/15/2042	4,990	4,724
Rev., 4.00%, 06/15/2050	1,000	905

SEE NOTES TO FINANCIAL STATEMENTS.

174	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Illinois — continued
Metropolitan Water Reclamation District of Greater Chicago, Green Bond
Series C, GO, 5.00%, 12/01/2045	3,000	3,065
Series E, GO, 5.00%, 12/01/2036	2,065	2,156
Northern Illinois University, Board of Trustees Auxiliary Facilities, Rev., BAM, 4.00%, 10/01/2033	1,000	1,011
Regional Transportation Authority, Series A, Rev., NATL, 6.00%, 07/01/2025	25	26
Sales Tax Securitization Corp., Series A, Rev., 5.00%, 01/01/2048	2,000	2,059
Sales Tax Securitization Corp., Second Lien,
Series A, Rev., BAM, 5.00%, 01/01/2037	750	811
Series C, Rev., 5.00%, 01/01/2029 (w)	850	918
Series C, Rev., 5.00%, 01/01/2032 (w)	1,400	1,574
Series C, Rev., 5.00%, 01/01/2034 (w)	365	407
Southern Illinois University, Housing, Rev., BAM, 5.00%, 04/01/2032	650	705
Southwestern Illinois Development Authority, Southwestern Il Flood Prevention, Rev., 4.00%, 10/15/2035	1,215	1,248
State of Illinois,
GO, 4.00%, 06/01/2036	485	478
GO, 5.00%, 07/01/2023	85	85
GO, 5.00%, 01/01/2028	6,810	7,054
GO, 5.00%, 02/01/2028	3,000	3,156
GO, 5.00%, 01/01/2029	2,085	2,159
GO, 5.00%, 02/01/2029	1,000	1,054
GO, 5.25%, 02/01/2030	2,000	2,020
GO, 5.50%, 05/01/2030	2,000	2,228
GO, 5.50%, 07/01/2038	1,000	1,000
Series A, GO, 4.00%, 03/01/2041	250	239
Series A, GO, 5.00%, 10/01/2023	300	301
Series A, GO, 5.00%, 03/01/2024	80	81
Series A, GO, 5.00%, 11/01/2026	1,360	1,427
Series A, GO, 5.00%, 03/01/2027	2,355	2,484
Series A, GO, 5.00%, 03/01/2028	2,500	2,680
Series A, GO, 5.00%, 03/01/2030	1,000	1,103
Series A, GO, 5.00%, 03/01/2046	1,000	1,040
Series A, GO, 5.50%, 03/01/2042	1,500	1,651
Series A, GO, 5.50%, 03/01/2047	2,690	2,918
Series B, GO, 5.00%, 10/01/2029	1,000	1,098
Series B, GO, 5.00%, 10/01/2031	5,000	5,570
Series B, GO, 5.50%, 05/01/2039	250	273
Series B, GO, 5.50%, 05/01/2047	2,500	2,715
Series C, GO, 5.00%, 11/01/2029	4,200	4,480
Series C, GO, 5.25%, 10/01/2047	3,000	3,187
Series D, GO, 5.00%, 11/01/2024	1,000	1,018
Series D, GO, 5.00%, 11/01/2026	1,980	2,077
Series D, GO, 5.00%, 11/01/2027	6,080	6,484
Series D, GO, 5.00%, 11/01/2028	2,500	2,661
State of Illinois Sales Tax Revenue, Series A, Rev., BAM, 4.00%, 06/15/2029	2,250	2,290

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Illinois — continued
State of Illinois Sales Tax Revenue, Junior Obligation,
Series A, Rev., BAM, 4.00%, 06/15/2026	505	509
Series A, Rev., BAM, 4.00%, 06/15/2031	1,500	1,531
State of Illinois, Build America Bonds,
GO, 6.90%, 03/01/2035	1,000	1,075
GO, 7.35%, 07/01/2035	3,714	4,003
University of Illinois, Auxiliary Facilities System, Series A, Rev., 5.00%, 04/01/2025	140	141
University of Illinois, Auxiliary Facility, Series A, Rev., AGM-CR, 4.00%, 04/01/2036	4,730	4,702
Village of Rosemont, Series A, GO, BAM, 5.00%, 12/01/2042	10,000	10,927
Will County Community Unit School District No. 209-U Wilmington, GO, AGM, 5.50%, 02/01/2038	1,195	1,323
Will Grundy Etc. Counties Community College District No. 525, Alternative Revenue Source, Series B, GO, 5.50%, 06/01/2031 (p)	3,375	3,407

		491,182

Indiana — 2.2%
City of Fishers Sewage Works Revenue, Rev., BAM, 4.00%, 07/01/2047	1,000	974
City of Franklin, Otterbein Homes, Series B, Rev., 5.00%, 07/01/2023	115	115
City of Kokomo, KHA RAD I Apartments, Rev., HUD, 0.56%, 02/01/2025 (z)	2,175	2,124
City of Mount Vernon, Southern Industry Gas and Electric Company, Rev., AMT, 0.88%, 09/01/2055 (z)	250	249
City of Rockport, Industry Pollution Control, Michigan Power Company Project, Rev., 2.75%, 06/01/2025	100	98
City of Whiting, BP Products North America, Inc. Project, Rev., AMT, 5.00%, 11/01/2047 (z)	5,000	5,071
Evansville Waterworks District, Series A, Rev., BAM, 5.00%, 07/01/2042	925	1,004
Indiana Finance Authority, Citizens Water Westfield Project, Series A, Rev., 4.00%, 10/01/2048	1,500	1,460
Indiana Finance Authority, Community Foundation of Northwest Industry, Rev., 5.00%, 09/01/2036	1,000	1,040
Indiana Finance Authority, DePauw University Project, Series A, Rev., 5.00%, 07/01/2047	8,000	8,049
Indiana Finance Authority, Duke Energy Indian, Rev., AMT, 4.50%, 05/01/2035 (z)	3,305	3,315
Indiana Finance Authority, First Lien, CWA Authority Project, Rev., 5.00%, 10/01/2023	45	45

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	175

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Indiana — continued
Indiana Finance Authority, Green Bond CWA Authority Project
Rev., 5.00%, 10/01/2035	2,160	2,271
Rev., 4.00%, 10/01/2037	1,440	1,441
Indiana Finance Authority, IN University Health Obligation Group, Rev., 4.00%, 12/01/2040	1,000	978
Indiana Finance Authority, Indianapolis Power,
Series A, Rev., 0.75%, 12/01/2038 (z)	4,875	4,338
Series B, Rev., AMT, 0.95%, 12/01/2038 (z)	7,025	6,305
Indiana Finance Authority, Marion General Hospital, Series A, Rev., 4.00%, 07/01/2040	5,060	4,910
Indiana Finance Authority, Ohio Valley Electric Corp. Project,
Series A, Rev., 4.25%, 11/01/2030	2,000	1,989
Series B, Rev., 2.50%, 11/01/2030	1,000	875
Indiana Finance Authority, Private Activity Ohio River Bridge, Rev., AMT, 5.00%, 07/01/2035 (p)	2,000	2,000
Indiana Finance Authority, Private Activity, Ohio River Bridges Project,
Rev., AMT, 5.00%, 07/01/2044 (p)	10,000	10,000
Rev., AMT, 5.00%, 07/01/2048 (p)	7,435	7,435
Indiana Finance Authority, Second Lien, CWA Authority Project, Rev., 5.00%, 10/01/2035	3,000	3,411
Indiana Finance Authority, United States Steel Corp., Series A, Rev., 4.13%, 12/01/2026	145	143
Indiana Finance Authority, University of Evansville, Rev., 5.25%, 09/01/2037	1,150	1,151
Indiana Finance Authority, Valley Electric Corporation Project, Series B, Rev., 3.00%, 11/01/2030	1,000	905
Indiana Finance Authority, Valparaiso University Project, Rev., 4.00%, 10/01/2034	1,315	1,269
Indiana Health Facility Financing Authority, Ascension Health Substitute Credit Group, Series A, Rev., 4.00%, 11/01/2023	85	85
Indiana Housing & Community Development Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	810	782
Indiana Housing & Community Development Authority, Social Bonds,
Series A1, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053	250	266
Series A, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2052	990	948
Series C1, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	45	43

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Indiana — continued
Indiana Municipal Power Agency, Series A, Rev., 5.00%, 01/01/2029	400	441
Indianapolis Local Public Improvement Bond Bank,
Series A, Rev., AGM, 4.00%, 06/01/2036	5,000	5,108
Series A, Rev., AGM, 4.00%, 06/01/2041	9,000	8,878
Series A, Rev., 5.00%, 06/01/2024	15	15
Series A, Rev., 5.00%, 06/01/2025	500	514
Indianapolis Local Public Improvement Bond Bank, Airport Authority, Series A1, Rev., AMT, 5.00%, 01/01/2028	200	207
Indianapolis Local Public Improvement Bond Bank, CityWay 1 Project, Series B, Rev., 5.00%, 02/01/2024	175	176
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport, Rev., AMT, 5.00%, 01/01/2029	2,855	3,063
Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Authority,
Series D, Rev., AMT, 5.00%, 01/01/2029	3,000	3,012
Series D, Rev., AMT, 5.00%, 01/01/2030	2,000	2,008
Series D, Rev., AMT, 5.00%, 01/01/2031	4,000	4,016
Series D, Rev., AMT, 5.00%, 01/01/2032	4,500	4,518
Series D, Rev., AMT, 5.00%, 01/01/2033	3,500	3,514
Series I, Rev., AMT, 5.00%, 01/01/2032	4,885	4,973
Series I, Rev., AMT, 5.00%, 01/01/2033	5,000	5,085
Indianapolis Local Public Improvement Bond Bank, Metropolitan Thoroughfare District, Series D, Rev., 4.00%, 01/01/2041	10,000	9,859
Northwestern School Building Corp.,
Rev., 6.00%, 07/15/2040	700	807
Rev., 6.00%, 07/15/2041	900	1,035
Purdue University, Series A, Rev., 5.00%, 07/01/2027	1,500	1,627
Southwest Allen Multi School Building Corp., 1st Mortgage, Rev., 5.00%, 01/15/2030	1,200	1,314
Tippecanoe School Corp., GO, 4.00%, 07/15/2023	1,080	1,080

		136,339

Iowa — 0.6%
Clinton Community School District,
GO, AGM, 5.00%, 06/01/2024	1,425	1,447
GO, AGM, 5.00%, 06/01/2026	1,290	1,355
Iowa Finance Authority,
Series A, Rev., 5.00%, 08/01/2034	1,030	1,196
Series D, Rev., GNMA/FNMA/FHLMC, 3.50%, 01/01/2049	330	323
Iowa Finance Authority, Iowa Fertilizer Company Project,
Rev., 4.00%, 12/01/2050 (z)	5,905	5,810
Rev., 5.00%, 12/01/2050	4,755	4,849
Iowa Finance Authority, Social Bond, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,000	1,916

SEE NOTES TO FINANCIAL STATEMENTS.

176	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Iowa — continued
Iowa Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2047	1,995	1,922
Iowa Tobacco Settlement Authority, Subordinate,
Series B1, Rev., 4.00%, 06/01/2049	6,670	6,595
Series B, Rev., Zero Coupon, 06/01/2065	15,345	1,764
PEFA, Inc., Rev., 5.00%, 09/01/2049 (z)	2,745	2,799
Sioux City Community School District, Rev., BAM, 3.00%, 10/01/2025	3,625	3,571
Southeast Polk Community School District, Series A, GO, 5.00%, 05/01/2028	5,185	5,685

		39,232

Kansas — 0.4%
Butler County Unified School District No. 385 Andover, Refunding and School Building, GO, 5.00%, 09/01/2032 (p)	1,000	1,089
City of Manhattan, Meadowlark Hills, Series A, Rev., 4.00%, 06/01/2036	1,000	835
Johnson County Unified School District No. 512 Shawnee Mission, Series A, GO, 4.00%, 10/01/2043	2,000	1,978
Kansas Development Finance Authority, Unrefunded, Rev., 5.00%, 11/15/2054 (z)	1,500	1,628
Riley County Unified School District No. 383 Manhattan-Ogden, Series A, GO, 5.00%, 09/01/2034 (p)	1,000	1,087
University of Kansas Hospital Authority, Improvement Ku Health System, Rev., 5.00%, 09/01/2045	3,800	3,867
University of Kansas Hospital Authority, University Kansas Health System, Rev., 5.00%, 03/01/2047 (p)	3,865	4,141
University of Kansas Hospital Authority, Unrefunded University Kansas Health System, Rev., 5.00%, 03/01/2047	7,350	7,526
Wyandotte County Unified School District No. 203 Piper,
Series A, GO, AGM, 5.00%, 09/01/2040	900	996
Series A, GO, AGM, 5.25%, 09/01/2052	1,000	1,096

		24,243

Kentucky — 1.2%
City of Henderson, Pratt Paper LLC Project, Rev., AMT, 4.45%, 01/01/2042 (e)	1,685	1,619
County of Carroll, Utilities Company Project, Rev., AMT, 2.00%, 02/01/2032	8,620	7,054
County of Trimble, Louisville Gas & Electric,
Rev., 0.63%, 09/01/2026	605	542
Rev., AMT, 1.30%, 09/01/2044 (z)	1,000	842
Rev., AMT, 1.35%, 11/01/2027	8,100	7,253
Fayette County School District Finance Corp., Series A, Rev., 4.00%, 05/01/2038	3,000	3,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Kentucky — continued
Kentucky Bond Development Corp., Centre College, Rev., 4.00%, 06/01/2040	420	406
Kentucky Economic Development Finance Authority, Norton Healthcare, Inc.,
Series B, Rev., NATL, Zero Coupon, 10/01/2026	3,930	3,469
Series B, Rev., NATL, Zero Coupon, 10/01/2027	1,995	1,699
Kentucky Economic Development Finance Authority, Senior Next Generation Information, Rev., 5.00%, 07/01/2040	5,000	5,016
Kentucky Housing Corp., Cambridge Square Project, Rev., 0.30%, 08/01/2024 (z)	575	561
Kentucky Housing Corp., New Hope Properties Portfolio, Rev., HUD, 0.41%, 04/01/2024 (z)	275	272
Kentucky Public Energy Authority,
Series A1, Rev., 4.00%, 08/01/2052 (z)	1,000	981
Series A2, Rev., (ICE LIBOR USD 1 Month * 0.67 + 1.12%), 4.58%, 12/01/2049 (aa)	1,000	994
Series A2, Rev., (United States SOFR * 0.67 + 1.20%), 4.59%, 08/01/2052 (aa)	2,500	2,383
Series C, Rev., 4.00%, 02/01/2050 (z)	10,885	10,762
Kentucky Public Energy Authority, Gas Supply, Series B, Rev., 4.00%, 01/01/2049 (z)	12,885	12,884
Kentucky State University, Kentucky State University Project,
COP, BAM, 4.00%, 11/01/2033	145	153
COP, BAM, 4.00%, 11/01/2035	135	141
COP, BAM, 4.00%, 11/01/2036	155	159
COP, BAM, 4.00%, 11/01/2038	650	650
Louisville and Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project, Series A, Rev., 0.90%, 09/01/2026	2,750	2,496
Louisville and Jefferson County Metropolitan Government, Norton Healthcare, Inc., Rev., 5.00%, 10/01/2031	670	697
Louisville/Jefferson County Metropolitan Government, Louisville Gas & Electric Co. Project,
Rev., AMT, 1.35%, 11/01/2027	2,000	1,766
Rev., 2.00%, 10/01/2033	1,000	805
Louisville/Jefferson County Metropolitan Government, Norton Healthcare Obligation Group, Rev., 5.75%, 10/01/2042	5,000	5,013
Louisville/Jefferson County Metropolitan Government, UofL Health Project, Series A, Rev., 5.00%, 05/15/2047	3,180	3,241

		74,862

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	177

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Louisiana — 1.4%
City of New Orleans Sewerage Service Revenue, Rev., 5.00%, 06/01/2045 (p)	2,000	2,073
City of Shreveport, Water & Sewer Improvement, GO, 5.00%, 09/01/2032 (p)	4,390	4,476
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, Sales Tax, Rev., AGM, 5.00%, 08/01/2027	1,400	1,504
East Baton Rouge Sewerage Commission, Series A, Rev., 1.30%, 02/01/2041 (z)	4,500	3,813
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax, 5.25%, 07/15/2048	6,000	6,528
Lakeshore Villages Master Community Development District, Parish of St. Tammany, Special Assessment, 3.20%, 06/01/2041 (e)	630	498
Louisiana Housing Corp., Hollywood Acres and Hollywood Heights Projects, Rev., 0.55%, 12/01/2023	165	162
Louisiana Housing Corp., Home Ownership Program, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 06/01/2054	400	433
Louisiana Housing Corp., Mabry Place Townhouse Project, Rev., 0.31%, 08/01/2024 (z)	1,955	1,949
Louisiana Housing Corp., Social Bonds Home Ownership Project, Rev., GNMA/FNMA/FHLMC, 5.00%, 06/01/2052	1,225	1,263
Louisiana Local Government Environmental Facilities & Community Development Authority, Entergy Louisiana LLC Project,
Rev., 2.00%, 06/01/2030	2,755	2,403
Rev., 2.50%, 04/01/2036	1,000	813
Louisiana Public Facilities Authority, Children’s Medical Center Project, Rev., 5.00%, 06/01/2045 (z)	450	480
Louisiana Public Facilities Authority, Loyola University Project, Rev., 4.00%, 10/01/2038	2,560	2,432
Louisiana Public Facilities Authority, Ochsner Clinic Foundation, Series B, Rev., 5.00%, 05/15/2050 (z)	1,100	1,123
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Rev., 5.00%, 05/15/2042	1,480	1,509
Louisiana Stadium & Exposition District, Senior Bonds, Series A, Rev., 5.25%, 07/01/2053	7,500	8,143
New Orleans Aviation Board,
Series B, Rev., AMT, 5.00%, 01/01/2040	14,500	14,556
Series B, Rev., AMT, 5.00%, 01/01/2045	4,000	4,004

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Louisiana — continued
New Orleans Aviation Board, General Airport, Series D2, Rev., AMT, 5.00%, 01/01/2033	1,100	1,147
New Orleans Aviation Board, General Airport North Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2038	1,000	1,026
Series B, Rev., AMT, 5.00%, 01/01/2048	5,000	5,066
Parish of St. John the Baptist, Marathon Oil Corp. Project,
Series B1, Rev., 2.13%, 06/01/2037 (z)	875	858
Rev., 4.05%, 06/01/2037 (z)	2,625	2,613
Port New Orleans Board of Commissioners, Series E, Rev., AMT, 5.00%, 04/01/2039	1,170	1,204
St. Tammany Parish Hospital Service District No. 1,
Series A, Rev., 5.00%, 07/01/2032	1,615	1,736
Series A, Rev., 5.00%, 07/01/2034	1,655	1,770
State of Louisiana, Series A, GO, 5.00%, 03/01/2037	9,555	10,468
State of Louisiana Gasoline & Fuels Tax Revenue, Second Lien, Series A, Rev., (United States SOFR * 0.70 + 0.50%), 4.04%, 05/01/2043 (aa)	1,130	1,108

		85,158

Maine — 0.2%
Finance Authority of Maine, Supplemental Educational Loan Program,
Series A1, Rev., AGM, AMT, 2.38%, 12/01/2033	705	617
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2023	165	166
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2024	75	76
Series A1, Rev., AGM, AMT, 5.00%, 12/01/2025	85	88
Maine State Housing Authority, Social Bonds, Series D, Rev., 3.00%, 11/15/2051	970	931
Maine Turnpike Authority,
Rev., 4.00%, 07/01/2045	9,000	8,957
Rev., 5.00%, 07/01/2028	2,000	2,207
Rev., 5.00%, 07/01/2033	1,155	1,309

		14,351

Maryland — 1.4%
City of Baltimore, Water Project, Series A, Rev., 5.00%, 07/01/2050	3,200	3,435
City of Brunswick, Brunswick Crossing Special Tax, Special Tax, 4.00%, 07/01/2029	500	489
County of Baltimore, Series 83, GO, 5.00%, 03/01/2024	50	51
County of Howard, Series D, GO, 5.00%, 02/15/2030	3,000	3,302
County of Montgomery, Series B, GO, 4.00%, 11/01/2028	1,500	1,597

SEE NOTES TO FINANCIAL STATEMENTS.

178	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Maryland — continued
County of Montgomery, Trinity Health Credit Group, Rev., 4.00%, 12/01/2044	3,000	2,900
County of Prince George’s, Series A, GO, 5.00%, 07/01/2029	1,250	1,414
County of Prince George’s, Behavioral Health Facility, COP, 5.00%, 10/01/2023	650	653
County of Prince George’s, Chesapeake Lighthouse Obligations, Series A, Rev., 6.50%, 08/01/2035 (e)	750	767
Maryland Community Development Administration,
Series B, Rev., 3.00%, 09/01/2051	155	149
Series D, Rev., 3.25%, 09/01/2050	2,545	2,476
Maryland Community Development Administration, Community Development Admin Social Bonds, Rev., GNMA/FNMA/FHLMC COLL, 4.95%, 09/01/2042	1,430	1,477
Maryland Community Development Administration, Residential, Series B, Rev., AMT, 4.50%, 09/01/2048	1,505	1,500
Maryland Community Development Administration, Social Bonds, Series C, Rev., 3.00%, 09/01/2051	2,511	2,412
Maryland Economic Development Corp., Green Bond, Purple Line, Rev., AMT, 5.25%, 06/30/2047	1,300	1,354
Maryland Economic Development Corp., Morgan State University Project,
Rev., 4.00%, 07/01/2040	665	636
Rev., 5.38%, 07/01/2038	1,250	1,365
Maryland Economic Development Corp., Port Covington Project,
Tax Allocation, 3.25%, 09/01/2030	1,405	1,314
Tax Allocation, 4.00%, 09/01/2040	2,280	2,056
Maryland Economic Development Corp., Transportation Facilities Project, Series A, Rev., 5.00%, 06/01/2035	1,000	1,044
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare,
Rev., 4.00%, 01/01/2038	2,020	1,852
Rev., 5.00%, 01/01/2025	470	475
Rev., 5.00%, 01/01/2036	4,580	4,755
Maryland Health & Higher Educational Facilities Authority, Lifebridge Health, Rev., 4.00%, 07/01/2041	2,315	2,259
Maryland Health & Higher Educational Facilities Authority, Medstar Health Issue,
Series A, Rev., 5.00%, 05/15/2042	3,000	3,095
Series A, Rev., 5.00%, 05/15/2045	4,000	4,098
Series B, Rev., 5.00%, 08/15/2038	1,000	1,000
Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Rev., 5.00%, 07/01/2028	1,300	1,330

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Maryland — continued
Maryland Stadium Authority Built to Learn Revenue,
Rev., 4.00%, 06/01/2035	2,000	2,067
Rev., 4.00%, 06/01/2036	2,125	2,176
Series A, Rev., 5.00%, 06/01/2033	1,375	1,595
State of Maryland, Series B, GO, 5.00%, 08/01/2026	1,000	1,063
State of Maryland Department of Transportation, Rev., 3.00%, 10/01/2030	1,500	1,488
State of Maryland Department of Transportation, Baltimore Washington International,
Rev., AMT, 4.00%, 08/01/2038	965	946
Rev., AMT, 4.00%, 08/01/2039	1,160	1,128
State of Maryland, Bidding Group 1, Series A, GO, 5.00%, 03/15/2030	1,495	1,715
State of Maryland, Group 1, Series A, GO, 5.00%, 08/01/2028	1,500	1,664
State of Maryland, Local Facilities Loan, Series A, GO, 5.00%, 08/01/2028	5,000	5,548
State of Maryland, State & Local Facilities Loan of 2022, GO, 5.00%, 06/01/2033	1,000	1,188
State of Maryland, State & Local Facilities Loan, Series A, GO, 5.00%, 06/01/2036	1,500	1,742
Washington Suburban Sanitary Commission,
Rev., CNTY GTD, 5.00%, 06/01/2029	3,000	3,387
Rev., CNTY GTD, 5.00%, 06/01/2039	9,080	10,469
Washington Suburban Sanitary Commission, Consolidated Public Improvement, Rev., CNTY GTD, 5.00%, 06/01/2029	1,500	1,660

		87,091

Massachusetts — 1.2%
Boston Water & Sewer Commission, Senior Bonds, Series B, Rev., 4.00%, 11/01/2039	1,570	1,601
Commonwealth of Massachusetts,
Rev., NATL, 5.50%, 01/01/2034	1,500	1,766
Series E, GO, 5.00%, 11/01/2047	5,000	5,490
Commonwealth of Massachusetts Transportation Fund Revenue, Rail Enhancement Project, Series B, Rev., 5.00%, 06/01/2025	375	389
Commonwealth of Massachusetts, Consolidated Loans, Series E, GO, 5.00%, 11/01/2050	2,175	2,338
Massachusetts Development Finance Agency, Series B, Rev., 0.25%, 07/01/2024 (z)	370	370
Massachusetts Development Finance Agency, Green Bond, Boston Medical Center, Rev., 5.00%, 07/01/2044	1,150	1,156
Massachusetts Development Finance Agency, Harvard University Issue, Series A, Rev., 5.00%, 10/15/2030	1,000	1,167

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	179

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Lahey Health System, Series F, Rev., 5.00%, 08/15/2045	10,000	10,163
Massachusetts Development Finance Agency, Milford Regional Medical Center, Rev., 5.00%, 07/15/2046 (e)	1,000	865
Massachusetts Development Finance Agency, Northeastern University Issue, Rev., 5.00%, 10/01/2044	2,000	2,229
Massachusetts Development Finance Agency, Partners Healthcare System, Rev., (SIFMA Municipal Swap Index + 0.60%), 4.61%, 07/01/2049 (e) (aa)	100	99
Massachusetts Development Finance Agency, Suffolk University Project, Rev., 4.00%, 07/01/2051	1,250	1,048
Massachusetts Development Finance Agency, UMass Memorial Health Care, Rev., 5.00%, 07/01/2044	1,000	1,010
Massachusetts Educational Financing Authority,
Series B, Rev., AMT, 2.63%, 07/01/2036	300	288
Series B, Rev., AMT, 5.00%, 07/01/2023	250	250
Series B, Rev., AMT, 5.00%, 07/01/2024	615	622
Series I, Rev., AMT, 5.00%, 01/01/2025	3,000	3,046
Massachusetts Educational Financing Authority, Educational Loan Revenue Bonds, Rev., AMT, 2.00%, 07/01/2037	180	152
Massachusetts Educational Financing Authority, Senior Bonds, Series B, Rev., AMT, 4.25%, 07/01/2044	305	302
Massachusetts Educational Financing Authority, Senior Issue M, Series B, Rev., AMT, 3.63%, 07/01/2038	1,030	946
Massachusetts Health & Educational Facilities Authority, Mass Institute Technology, Rev., 5.50%, 07/01/2032	2,000	2,488
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute Technology, Series J2, Rev., VRDO, 3.75%, 07/07/2023 (z)	4,015	4,015
Massachusetts Housing Finance Agency, Social Bond,
Series 220, Rev., GNMA/FNMA/FHLMC, 3.00%, 12/01/2050	3,120	3,008
Series 220, Rev., GNMA/FNMA/FHLMC, 5.00%, 12/01/2023	500	503
Massachusetts Housing Finance Agency, Social Bonds,
Series 223, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2047	960	924
Series 227, Rev., GNMA/FNMA/FHLMC COLL, 4.70%, 12/01/2043	2,250	2,279

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Massachusetts — continued
Massachusetts Housing Finance Agency, Sustainability Bond,
Series A2, Rev., HUD, 0.30%, 12/01/2023	105	103
Series A2, Rev., HUD, 0.40%, 06/01/2024	140	136
Series B2, Rev., 0.75%, 06/01/2025	115	108
Series C1, Rev., 2.65%, 12/01/2034	1,000	879
Series D3, Rev., FHA HUD, 3.35%, 06/01/2027	650	647
Massachusetts Port Authority,
Series A, Rev., 5.00%, 07/01/2037	1,000	1,122
Series E, Rev., AMT, 5.00%, 07/01/2031	1,495	1,662
Series E, Rev., AMT, 5.00%, 07/01/2032	2,000	2,221
Massachusetts Port Authority, Green Bonds,
Series A, Rev., AMT, 5.00%, 07/01/2031	925	1,029
Series A, Rev., AMT, 5.00%, 07/01/2038	2,580	2,788
Series A, Rev., AMT, 5.00%, 07/01/2040	3,500	3,749
Massachusetts School Building Authority, Sales Tax, Series A, Rev., 5.00%, 11/15/2027	1,105	1,154
Massachusetts School Building Authority, Subordinated, Series A, Rev., 5.00%, 02/15/2036 (p)	7,190	7,274
Massachusetts Water Resources Authority, Green Bond, Series B, Rev., 5.00%, 08/01/2026	1,000	1,064
University of Massachusetts Building Authority, Series 2021, Rev., 5.00%, 11/01/2026	5,000	5,357

		77,807

Michigan — 1.5%
City of Detroit Sewage Disposal System Revenue, Floating Rate Notes Refunding System Libor D, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.60%), 4.07%, 07/01/2032 (aa)	1,000	947
City of Detroit, Social Bonds,
Series A, GO, 4.00%, 04/01/2041	500	442
Series A, GO, 5.00%, 04/01/2039	115	116
Series A, GO, 5.00%, 04/01/2046	35	34
Series A, GO, 5.00%, 04/01/2050	30	28
Detroit Downtown Development Authority, Catalyst Development Project,
Series A, Tax Allocation, AGM, 5.00%, 07/01/2043	1,000	1,005
Series A, Tax Allocation, AGM, 5.00%, 07/01/2048	2,500	2,512
Gerald R. Ford International Airport Authority,
Rev., CNTY GTD, AMT, 5.00%, 01/01/2026	225	234

SEE NOTES TO FINANCIAL STATEMENTS.

180	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Rev., CNTY GTD, AMT, 5.00%, 01/01/2027	350	370
Rev., CNTY GTD, AMT, 5.00%, 01/01/2028	275	295
Rev., CNTY GTD, AMT, 5.00%, 01/01/2029	600	651
Rev., CNTY GTD, AMT, 5.00%, 01/01/2034	1,140	1,279
Rev., CNTY GTD, AMT, 5.00%, 01/01/2038	1,300	1,405
Rev., CNTY GTD, AMT, 5.00%, 01/01/2039	1,000	1,076
Rev., CNTY GTD, AMT, 5.00%, 01/01/2040	1,125	1,205
Great Lakes Water Authority Sewage Disposal System Revenue, Senior Lien, Series B, Rev., 5.00%, 07/01/2028	140	154
Great Lakes Water Authority Water Supply System Revenue, Taxable Senior Lien, Series C, Rev., 2.19%, 07/01/2027	3,000	2,706
Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C, Rev., 5.00%, 07/01/2032	75	79
Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B, Rev., 5.00%, 07/01/2030	3,200	3,377
Lansing Board of Water & Light, Series A, Rev., 5.00%, 07/01/2048	1,675	1,771
Michigan Finance Authority,
Rev., 5.00%, 11/15/2023 (p)	1,375	1,384
Series A, Rev., 4.00%, 12/01/2049	1,000	943
Michigan Finance Authority, Aquinas College Project,
Rev., 5.00%, 05/01/2036	300	270
Rev., 5.00%, 05/01/2046	2,000	1,672
Michigan Finance Authority, Beaumont Spectrum,
Rev., 4.00%, 04/15/2042	2,500	2,398
Rev., 5.00%, 04/15/2030	3,000	3,358
Michigan Finance Authority, Che Trinity Health, Rev., 4.00%, 12/01/2040 (p)	95	102
Michigan Finance Authority, Henry Ford Health System, Series A, Rev., 5.00%, 11/15/2048	5,000	5,151
Michigan Finance Authority, Higher Educational Facilities Authority,
Rev., 5.00%, 09/01/2032	690	760
Rev., 5.00%, 09/01/2033	800	875
Rev., 5.00%, 09/01/2034	570	621
Rev., 5.00%, 09/01/2035	1,200	1,298
Michigan Finance Authority, Multi Modal McLaren Health Care,
Rev., 4.00%, 02/15/2044	9,625	9,236
Rev., 4.00%, 02/15/2050	2,500	2,324

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Michigan — continued
Michigan Finance Authority, Senior Lien Great Lakes, Rev., 5.00%, 07/01/2033	5,000	5,066
Michigan Finance Authority, Senior Turbo, Series A2, Rev., 5.00%, 06/01/2040	1,655	1,724
Michigan Finance Authority, Sparrow Obligated Group, Rev., 5.00%, 11/15/2045	2,250	2,256
Michigan Finance Authority, Sparrow Obligation Group, Rev., 5.00%, 11/15/2045 (p)	2,750	2,846
Michigan Finance Authority, Trinity Health Credit Group, Rev., 5.00%, 12/01/2036	1,000	1,084
Michigan State Building Authority,
Series I, Rev., 5.00%, 10/15/2027	2,500	2,719
Series I, Rev., 5.00%, 10/15/2029	1,750	1,977
Michigan State Hospital Finance Authority, Hospital Trinity Health Credit, Series C, Rev., 5.00%, 12/01/2027	100	108
Michigan State Housing Development Authority,
Series A, Rev., 0.55%, 04/01/2025	375	351
Series C, Rev., 3.00%, 06/01/2051	2,220	2,137
Michigan State Housing Development Authority, Carpenter Place Apartments, Rev., HUD, 1.25%, 12/01/2024 (z)	495	490
Michigan State Housing Development Authority, Social Bond,
Series A, Rev., 3.00%, 06/01/2052	3,110	2,987
Series A, Rev., 5.00%, 06/01/2053	2,350	2,428
Michigan State Housing Development Authority, Social Bonds,
Series A, Rev., 5.50%, 12/01/2053	1,305	1,397
Series D, Rev., 5.50%, 06/01/2053	345	364
Michigan State University,
Series A, Rev., 5.00%, 08/15/2029	2,000	2,250
Series A, Rev., 5.00%, 08/15/2038	250	250
Series C, Rev., 4.00%, 02/15/2039	2,000	2,013
Michigan Strategic Fund, Consumers Energy Co. Project, Rev., AMT, 0.88%, 04/01/2035 (z)	1,620	1,432
Michigan Strategic Fund, Detroit Edison Co. Exempt, Rev., 1.35%, 08/01/2029	3,450	3,003
Michigan Strategic Fund, Detroit Edison Company, Rev., 1.45%, 09/01/2030	810	692
Michigan Strategic Fund, Green Bond Recycling, Rev., AMT, 4.00%, 10/01/2061 (z)	1,685	1,676
State of Michigan, Environmental Program Bonds, Series A, GO, 5.00%, 05/15/2030	400	461
State of Michigan, Gans Garvee, Rev., GAN, 5.00%, 03/15/2027	2,000	2,156
Troy School District, GO, Q-SBLF, 5.00%, 05/01/2039	1,025	1,154

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	181

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Michigan — continued
Wayne County Airport Authority, Series F, Rev., AMT, 5.00%, 12/01/2034	1,470	1,506
Wayne County Airport Authority, Detroit Metropolitan Wayne County Airport, Series B, Rev., BAM, 5.00%, 12/01/2039	3,000	3,037

		97,642

Minnesota — 0.9%
City of Minneapolis, Allina Health System,
Series A, Rev., 5.00%, 11/15/2052 (z)	1,000	1,078
Series B, Rev., 5.00%, 11/15/2053 (z)	2,650	2,925
County of Hennepin, Series C, GO, 5.00%, 12/15/2032	1,500	1,719
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Fairview Health Services, Series A, Rev., 5.00%, 11/15/2047	9,000	9,132
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hope Community Academy Project, Series A, Rev., 5.00%, 12/01/2043	1,000	870
Minneapolis St. Paul Metropolitan Airports Commission, Subordinate,
Series B, Rev., AMT, 5.00%, 01/01/2034	1,345	1,487
Series B, Rev., AMT, 5.25%, 01/01/2047	1,845	1,964
Minnesota Housing Finance Agency,
Series B, Rev., GNMA/FNMA/FHLMC, 2.63%, 01/01/2040	1,920	1,553
Series B, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2051	730	704
Series C, Rev., 5.00%, 08/01/2032	2,365	2,709
Series D, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 01/01/2052	1,690	1,626
Series G, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2051	3,160	3,053
Series I, Rev., GNMA/FNMA/FHLMC, 2.80%, 12/01/2047	333	296
Series I, Rev., 3.00%, 01/01/2051	1,695	1,636
Minnesota Housing Finance Agency, Social Bond, Series H, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	95	91
Minnesota Housing Finance Agency, Social Bonds,
Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	1,120	1,074
Series F, Rev., GNMA/FNMA/FHLMC, 3.00%, 07/01/2052	245	236
Series F, Rev., GNMA/FNMA/FHLMC COLL, 5.75%, 07/01/2053 (w)	405	434
Minnesota Housing Finance Agency, State Appropriation Bond Housing, Rev., 5.00%, 08/01/2029	1,245	1,389
Minnesota Municipal Gas Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2052 (z)	4,370	4,367

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Minnesota — continued
Minnesota Office of Higher Education, Supplemental Student Loan, Rev., AMT, 4.00%, 11/01/2037	665	654
Shakopee Independent School District No. 720, Series D, GO, 5.00%, 02/01/2024	3,685	3,721
St. Paul Port Authority, Solid Gerdau St. Paul Steel Mill Project, Rev., AMT, 4.50%, 10/01/2037 (e)	4,500	4,326
State of Minnesota,
Series A, GO, 4.00%, 09/01/2037	690	720
Series A, GO, 5.00%, 08/01/2026	250	266
Series A, GO, 5.00%, 10/01/2029	45	49
Series A, GO, 5.00%, 10/01/2032	1,000	1,095
Series A, GO, 5.00%, 08/01/2033	2,000	2,111
Series A, GO, 5.00%, 08/01/2034	2,000	2,212
Series E, GO, 3.00%, 08/01/2026	710	698

		54,195

Mississippi — 0.1%
Mississippi Business Finance Corp., System Energy Resources, Inc. Project, Rev., 2.38%, 06/01/2044	175	110
Mississippi Development Bank, Hinds County School District Project, Rev., 5.00%, 03/01/2048	1,360	1,413
Mississippi Home Corp., Social Bond, Series C, Rev., GNMA/FNMA/FHLMC COLL, 5.00%, 12/01/2052	180	186
Mississippi Home Corp., Southwest Village Apartments Project, Rev., HUD, 2.00%, 02/01/2025 (z)	2,970	2,941
Mississippi Hospital Equipment & Facilities Authority, Baptist Memorial Health Care, Rev., 5.00%, 09/01/2044 (z)	250	258

		4,908

Missouri — 0.7%
Cape Girardeau County Industrial Development Authority, Southeasthealth, Rev., 4.00%, 03/01/2041	870	745
City of St Louis Airport Revenue, St Louis Lambert International, Rev., 5.00%, 07/01/2048	1,000	1,086
City of St. Charles, Series B, COP, 4.00%, 02/01/2029	515	539
Curators of the University of Missouri (The),
Series A, Rev., 4.00%, 11/01/2034	2,500	2,521
Series A, Rev., 4.00%, 11/01/2035	1,000	1,006
Health & Educational Facilities Authority of the State of Missouri, Series C, Rev., 5.00%, 05/01/2052 (z)	2,695	2,916

SEE NOTES TO FINANCIAL STATEMENTS.

182	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Missouri — continued
Health & Educational Facilities Authority of the State of Missouri, Capital Region Medical Center, Rev., 5.00%, 11/01/2035	3,400	3,195
Health & Educational Facilities Authority of the State of Missouri, Luke’s Health System, Rev., 4.00%, 11/15/2038	2,000	1,994
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Service Projects, Series A, Rev., 5.00%, 02/01/2029	1,410	1,416
Health & Educational Facilities Authority of the State of Missouri, Lutheran Senior Services, Rev., 4.00%, 02/01/2034	500	445
Kansas City Industrial Development Authority, Rev., AMT, 5.00%, 03/01/2032	900	976
Kansas City Industrial Development Authority, Kansas City International Airport,
Rev., AMT, 4.00%, 03/01/2036	1,250	1,242
Rev., AMT, 4.00%, 03/01/2040	2,500	2,398
Rev., AMT, 5.00%, 03/01/2029	3,050	3,255
Rev., AMT, 5.00%, 03/01/2038	2,480	2,594
Kansas City Industrial Development Authority, Kansas City International Airport,, Rev., AMT, 5.00%, 03/01/2044	5,000	5,152
Missouri Development Finance Board, Procter & Gamble Paper Products, Rev., AMT, 5.20%, 03/15/2029	370	411
Missouri Housing Development Commission, First Place Homeownership Loan,
Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 05/01/2052	470	452
Rev., GNMA/FNMA/FHLMC, 3.00%, 05/01/2052	3,015	2,897
Rev., GNMA/FNMA/FHLMC, 3.25%, 11/01/2052	430	416
Series D, Rev., GNMA/FNMA/FHLMC, 3.25%, 05/01/2051	5	5
Missouri State Environmental Improvement & Energy Resources Authority, Union Electric Company Project, Series AR, Rev., 2.90%, 09/01/2033	2,000	1,886
Orchard Farm R-V School District, COP, 4.00%, 04/01/2028 (p)	410	431
Plaza at Noah’s Ark Community Improvement District, Rev., 3.00%, 05/01/2030	575	522
St. Charles County Industrial Development Authority, Hidden Valley Estates, Rev., HUD, 0.27%, 08/01/2025 (z)	1,290	1,276
St. Louis Municipal Finance Corp., Convention Center Expansion, Rev., AGM, 5.00%, 10/01/2045	3,215	3,376

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Missouri — continued
State of Missouri, Health & Educational Facilities, Saint Luke’s Health System, Inc., Rev., 5.00%, 11/15/2023	290	292

		43,444

Montana — 0.1%
City of Forsyth, Northwestern Corp. Colstrip, Rev., 3.88%, 07/01/2028	1,100	1,104
Montana Board of Housing,
Rev., 3.00%, 12/01/2050	2,880	2,780
Series A, Rev., 3.00%, 06/01/2052	350	335
Series B2, Rev., AMT, 3.50%, 12/01/2042	265	261
Series B, Rev., 3.00%, 12/01/2051	1,180	1,135
Montana Facility Finance Authority, Rev., 5.00%, 02/15/2033	1,000	1,039
Montana State Board of Regents, Series G, Rev., 5.00%, 11/15/2031	250	288

		6,942

Nebraska — 0.3%
Central Plains Energy Project,
Rev., LIQ: Royal Bank of Canada, 4.00%, 12/01/2049 (z)	4,000	4,001
Series 1, Rev., 5.00%, 05/01/2053 (z)	3,915	4,059
County of Douglas, Creighton University Project, Rev., (SIFMA Municipal Swap Index + 0.53%), 4.54%, 07/01/2035 (aa)	2,230	2,195
County of Washington, Cargill, Inc. Project, Rev., AMT, 0.90%, 09/01/2030 (z)	350	331
Douglas County Hospital Authority No. 2, Health Facilities Children’s Hospital, Rev., 5.00%, 11/15/2047	3,000	3,058
Douglas County Hospital Authority No. 2, Madonna Rehabilitation Hospital, Rev., 4.00%, 05/15/2033	2,100	2,004
Douglas County, Hospital Authority No. 2, Children’s Hospital Obligated Group, Rev., 5.00%, 11/15/2053 (z)	2,190	2,246
Nebraska Educational Health Cultural & Social Services Finance Authority, Immanuel Obligated Group, Rev., 4.00%, 01/01/2037	1,000	1,006
Nebraska Public Power District, Series A, Rev., 5.00%, 07/01/2028	300	326
University of Nebraska, University Nebraska Lincoln Student, Rev., 3.00%, 07/01/2035 (p)	1,030	1,030

		20,256

Nevada — 1.0%
City of Carson City, Carson Tahoe Regional Medical Center, Rev., 5.00%, 09/01/2047	1,000	1,006

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	183

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Nevada — continued
City of Las Vegas Special Improvement District No. 612 Skye Hills, Special Assessment, 3.50%, 06/01/2035	205	171
City of North Las Vegas, GO, BAM, 5.00%, 06/01/2027	2,000	2,153
Clark County School District,
Series B, GO, 5.00%, 06/15/2030	1,445	1,635
Series C, GO, 5.00%, 06/15/2026	1,250	1,315
Clark County School District, Building,
Series A, GO, 5.00%, 06/15/2029	500	547
Series B, GO, AGM-CR, 5.00%, 06/15/2033	3,000	3,289
County of Clark Department of Aviation, Airport Systems, Subordinate, Rev., 5.00%, 07/01/2033	1,010	1,166
County of Clark Department of Aviation, Jet Aviation Fuel Tax, Rev., AMT, 5.00%, 07/01/2025	1,625	1,663
County of Clark Department of Aviation, Subordinate, Series B, Rev., AMT, 5.00%, 07/01/2027	6,000	6,316
County of Clark Department of Aviation, System Senior, Series A, Rev., 5.00%, 07/01/2040	2,000	2,043
County of Clark Passenger Facility Charge Revenue, McCarran International,
Rev., 5.00%, 07/01/2029	5,000	5,602
Rev., 5.00%, 07/01/2031	1,950	2,166
Rev., 5.00%, 07/01/2032	2,385	2,646
County of Clark, Detention Center, GO, 4.00%, 06/01/2034	3,335	3,465
County of Clark, Passenger Facility Charge Revenue, Las Vegas McCarran International Airport, Rev., 5.00%, 07/01/2030	1,425	1,587
County of Clark, Southern CA Edison Company, Rev., 2.10%, 06/01/2031	1,000	835
County of Clark, Streets and Highway Project, Rev., 4.00%, 07/01/2043	4,465	4,422
Las Vegas Convention & Visitors Authority,
Series B, Rev., 5.00%, 07/01/2029	1,345	1,487
Series B, Rev., 5.00%, 07/01/2034	1,275	1,461
Series B, Rev., 5.00%, 07/01/2043	5,150	5,366
Las Vegas Valley Water District,
Series A, GO, 5.00%, 06/01/2026	1,500	1,587
Series C, GO, 5.00%, 06/01/2032	1,560	1,838
Series D, GO, 5.00%, 06/01/2027	2,025	2,188
Las Vegas Valley Water District, Water Improvement, Series A, GO, 5.00%, 06/01/2046	5,000	5,153
Las Vegas Valley, Water District, Series B, GO, 5.00%, 12/01/2023	70	71
State of Nevada Department of Business & Industry, Brightline West Passenger Rail, Rev., AMT, 3.70%, 01/01/2050 (e) (z)	3,415	3,401

		64,579

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Municipal Certificates, Series 1A, Rev., 4.13%, 01/20/2034	950	927
New Hampshire Business Finance Authority, Social Bond, Series 2022-1, Rev., 4.38%, 09/20/2036	656	642
New Hampshire Business Finance Authority, Caritas Oregon Project, Series A, Rev., 4.13%, 08/15/2040 (e)	2,000	1,692
New Hampshire Business Finance Authority, Saint Luke’s University Health, Rev., 4.00%, 08/15/2036	720	706
New Hampshire Business Finance Authority, Springpoint Senior Living,
Rev., 4.00%, 01/01/2026	270	266
Rev., 4.00%, 01/01/2027	250	244
Rev., 4.00%, 01/01/2028	290	280
Rev., 4.00%, 01/01/2029	300	287
Rev., 4.00%, 01/01/2030	280	266
Rev., 4.00%, 01/01/2031	290	272
New Hampshire Business Finance Authority, Taxable Virginia Birmingham Care Center, Rev., 3.78%, 01/01/2036	2,000	1,533
New Hampshire Business Finance Authority, University of Nevada, Reno Project, Rev., BAM, 5.25%, 06/01/2051	1,875	2,022
New Hampshire Business Finance Authority, Waste Management, Inc. Project, Rev., AMT, (SIFMA Municipal Swap Index + 0.38%), 4.39%, 10/01/2033 (aa)	4,170	4,087
New Hampshire Housing Finance Authority, Social Bonds, Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 07/01/2053	435	468

		13,692

New Jersey — 3.0%
Camden County Improvement Authority, Social Bonds, KIPP Cooper Norcross Academy,
Rev., 6.00%, 06/15/2042	530	569
Rev., 6.00%, 06/15/2047	1,000	1,064
City of Bayonne, Qualified General Improvement, GO, BAM, 5.00%, 07/01/2034 (p)	1,000	1,061
City of Newark,
Series A, GO, AGM, 5.00%, 10/01/2027	100	107
Series A, GO, AGM, 5.00%, 10/01/2028	750	813
Garden State Preservation Trust, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 11/01/2026	1,000	895
Gloucester County Improvement Authority, The Rowan University Fossil Park,
Rev., BAM, 4.00%, 07/01/2046	725	697
Rev., BAM, 4.00%, 07/01/2051	1,000	942

SEE NOTES TO FINANCIAL STATEMENTS.

184	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
Hudson County Improvement Authority, Hudson County Courthouse Project, Rev., 5.00%, 10/01/2028	150	167
New Brunswick Parking Authority, City Guaranteed Parking, Series A, Rev., BAM, 5.00%, 09/01/2026	1,000	1,056
New Jersey Building Authority, Prerefunded Refunding, Series A, Rev., BAM, 5.00%, 06/15/2025 (p)	1,000	1,036
New Jersey Economic Development Authority,
Rev., 5.00%, 03/01/2028	785	844
Series A, Rev., 5.00%, 11/01/2027	2,500	2,679
Series AAA, Rev., 5.00%, 06/15/2036	1,000	1,038
Series AAA, Rev., 5.00%, 06/15/2041 (p)	500	536
Series AAA, Rev., 5.50%, 06/15/2028	5,000	5,368
Series AAA, Rev., 5.50%, 06/15/2032 (p)	2,000	2,175
Series B, Rev., 5.00%, 11/01/2023	75	75
Series DDD, Rev., 5.00%, 06/15/2031 (p)	2,000	2,168
Series WW, Rev., 5.00%, 06/15/2034 (p)	1,500	1,559
Series WW, Rev., 5.25%, 06/15/2030 (p)	1,000	1,044
New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Rev., AMT, 5.13%, 09/15/2023	710	710
New Jersey Economic Development Authority, Higher Education Capital Improvement Fund, Series A, Rev., 5.00%, 09/01/2025	245	249
New Jersey Economic Development Authority, New Jersey American Water Company, Inc.,
Rev., AMT, 1.10%, 11/01/2029 (z)	2,610	2,236
Series E, Rev., AMT, 0.85%, 12/01/2025	1,940	1,752
New Jersey Economic Development Authority, Port Newark Container, Rev., AMT, 5.00%, 10/01/2037	1,000	1,016
New Jersey Economic Development Authority, Portal North Bridge NJ Transit,
Rev., 5.00%, 11/01/2038	5,345	5,802
Rev., 5.00%, 11/01/2052	6,190	6,502
Rev., 5.25%, 11/01/2041	6,000	6,581
New Jersey Economic Development Authority, School Facilities Construction,
Series EEE, Rev., 5.00%, 06/15/2032	1,500	1,627
Series GGG, Rev., 5.25%, 09/01/2026 (e)	8,000	8,454
New Jersey Economic Development Authority, Self Designated Social Bonds,
Series QQQ, Rev., 4.00%, 06/15/2034	500	516
Series QQQ, Rev., 5.00%, 06/15/2026	555	580
Series QQQ, Rev., 5.00%, 06/15/2027	410	436

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued
Series QQQ, Rev., 5.00%, 06/15/2028	400	432
New Jersey Economic Development Authority, State House Project,
Series B, Rev., 5.00%, 06/15/2027	10,690	11,378
Series B, Rev., 5.00%, 06/15/2028	8,635	9,331
New Jersey Educational Facilities Authority, Montclair State University, Series D, Rev., 5.00%, 07/01/2028	2,000	2,060
New Jersey Educational Facilities Authority, Princeton University,
Series B, Rev., 5.00%, 07/01/2024	1,000	1,019
Series I, Rev., 5.00%, 07/01/2036	1,015	1,096
New Jersey Educational Facilities Authority, Ramapo College of New Jersey, Series A, Rev., AGM, 5.00%, 07/01/2035	200	228
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligated, Rev., 5.00%, 07/01/2032	2,070	2,334
New Jersey Health Care Facilities Financing Authority, Atlanticare Health System Obligation, Rev., 3.00%, 07/01/2051	1,715	1,242
New Jersey Higher Education Student Assistance Authority,
Series B, Rev., AMT, 5.00%, 12/01/2024	570	578
Series B, Rev., AMT, 5.00%, 12/01/2027	1,340	1,404
Series B, Rev., AMT, 5.00%, 12/01/2028	1,480	1,566
Series B, Rev., AMT, 5.00%, 12/01/2029	1,440	1,541
New Jersey Higher Education Student Assistance Authority, Senior,
Series A, Rev., AMT, 3.50%, 12/01/2039	115	109
Series B, Rev., AMT, 4.00%, 12/01/2041	250	247
Series B, Rev., AMT, 4.00%, 12/01/2044	2,200	2,137
New Jersey Higher Education Student Assistance Authority, Senior Bonds, Series B, Rev., AMT, 5.00%, 12/01/2024	300	304
New Jersey Higher Education Student Assistance Authority, Senior Student Loan, Rev., AMT, 5.00%, 12/01/2023	215	216
New Jersey Higher Education Student Assistance Authority, Subordinated, Series C, Rev., AMT, 4.00%, 12/01/2048	1,195	1,074
New Jersey Housing & Mortgage Finance Agency, Series E, Rev., 3.50%, 04/01/2051	2,360	2,307
New Jersey Housing & Mortgage Finance Agency, Browns Woods Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	850	841
New Jersey Housing & Mortgage Finance Agency, Social Bond, Rev., 5.00%, 10/01/2053	195	202
New Jersey Housing & Mortgage Finance Agency, Social Bonds, Series H, Rev., 3.00%, 10/01/2052	805	769

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	185

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Jersey — continued
New Jersey Transportation Trust Fund Authority,
Series A, Rev., 4.00%, 06/15/2035	2,000	2,046
Series A, Rev., 5.00%, 12/15/2028	300	328
Series A, Rev., 5.00%, 06/15/2029	1,550	1,706
Series A, Rev., 5.00%, 06/15/2030	3,000	3,346
Series AA, Rev., 4.00%, 06/15/2040	3,750	3,670
Series AA, Rev., 5.00%, 06/15/2029	1,000	1,100
Series AA, Rev., 5.00%, 06/15/2035	3,000	3,342
Series AA, Rev., 5.00%, 06/15/2045	660	698
Series BB, Rev., 5.00%, 06/15/2032	2,000	2,169
New Jersey Transportation Trust Fund Authority, Capital Appreciation, Series A, Rev., BAM, Zero Coupon, 12/15/2038	1,000	523
New Jersey Transportation Trust Fund Authority, Program B,
Rev., 5.00%, 06/15/2037	2,000	2,189
Rev., 5.25%, 06/15/2046	14,455	15,782
New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.00%, 06/15/2036	1,305	1,305
New Jersey Transportation Trust Fund Authority, Transportation Program Bonds, Rev., 5.00%, 06/15/2035	500	554
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Rev., 5.00%, 06/15/2038	500	545
New Jersey Transportation Trust Fund Authority, Transportation System Bond,
Rev., 4.00%, 12/15/2039	2,000	1,970
Rev., 5.00%, 12/15/2028	1,000	1,092
Rev., 5.00%, 12/15/2031	1,560	1,715
New Jersey Turnpike Authority,
Series A, Rev., 4.00%, 01/01/2042	1,000	1,002
Series B, Rev., 4.50%, 01/01/2048	1,750	1,821
Series D, Rev., 5.00%, 01/01/2028	2,400	2,531
Series E, Rev., 5.00%, 01/01/2027	1,000	1,068
Series E, Rev., 5.00%, 01/01/2032	7,000	7,185
Newark Board of Education, Sustainability Bonds,
GO, BAM, 4.00%, 07/15/2034	400	411
GO, BAM, 4.00%, 07/15/2035	410	416
GO, BAM, 4.00%, 07/15/2036	425	426
GO, BAM, 4.00%, 07/15/2037	430	426
North Hudson Sewerage Authority, Senior Lien Lease Certificates,
Rev., AGM, 5.00%, 06/01/2039	1,100	1,257
Rev., AGM, 5.00%, 06/01/2040	1,100	1,249
Rev., AGM, 5.00%, 06/01/2041	1,000	1,140
Rev., AGM, 5.00%, 06/01/2042	1,000	1,147
South Jersey Port Corp., Marine Terminal,
Series B, Rev., AMT, 5.00%, 01/01/2025	500	503
Series B, Rev., AMT, 5.00%, 01/01/2026	1,015	1,036
South Jersey Port Corp., Marine Terminal, Subordinated, Series B, Rev., AMT, 5.00%, 01/01/2037	1,000	1,022

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New Jersey — continued
South Jersey Port Corp., Subordinate Marine Term, Series B, Rev., AMT, 5.00%, 01/01/2032	1,290	1,345
South Jersey Transportation Authority,
Series A, Rev., AGM, 5.00%, 11/01/2030	500	552
Series A, Rev., AGM, 5.00%, 11/01/2033	1,215	1,338
Series A, Rev., BAM, 5.00%, 11/01/2041	2,925	3,152
South Jersey Transportation Authority, Transportation System, Rev., BAM, 5.25%, 11/01/2052	3,100	3,402
State of New Jersey, Covid-19 Emergency Bonds, General Obligations,
Series A, GO, 4.00%, 06/01/2030	2,000	2,124
Series A, GO, 5.00%, 06/01/2028	4,245	4,654

		188,056

New Mexico — 0.4%
Albuquerque Municipal School District No. 12, Series A, GO, 5.00%, 08/01/2024	250	254
City of Farmington, Four Corners Project, Rev., 1.80%, 04/01/2029	3,000	2,578
City of Farmington, Pollution Control Revenue, Public Service Company, New Mexico Sanitary, Series E, Rev., 1.15%, 06/01/2040 (z)	1,000	970
City of Farmington, Public Service Company, San Juan, Rev., 3.90%, 06/01/2040 (z)	1,000	1,003
City of Farmington, San Juan and Four Corners,
Rev., 2.15%, 04/01/2033	4,890	3,901
New Mexico Educational Assistance Foundation, Series 1A, Rev., AMT, 2.05%, 09/01/2051	930	815
New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 4.00%, 06/01/2028	1,070	1,102
New Mexico Finance Authority, Subordinated Lien, Public Project Revolving Fund, Rev., 5.00%, 06/15/2024	1,000	1,018
New Mexico Hospital Equipment Loan Council,
Rev., 5.00%, 06/01/2030	1,050	1,135
Rev., 5.00%, 06/01/2032	1,000	1,068
New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare, Rev., 4.00%, 08/01/2037	500	494
New Mexico Mortgage Finance Authority, Series A, Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	1,240	1,193
New Mexico Mortgage Finance Authority, Single Family Mortgage Program,
Rev., GNMA/FNMA/FHLMC, 3.00%, 01/01/2052	2,150	2,065

SEE NOTES TO FINANCIAL STATEMENTS.

186	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New Mexico — continued
Series C, Rev., GNMA/FNMA/FHLMC, 4.00%, 01/01/2049	185	183
New Mexico Municipal Energy Acquisition Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 11/01/2039 (z)	3,500	3,575
Santa Fe Public School District, GO, 5.00%, 08/01/2029	1,375	1,506
Winrock Town Center Tax, Increment Development District No. 1, Senior Lien, Tax Allocation, 4.25%, 05/01/2040 (e)	1,750	1,470

		24,330

New York — 11.4%
Albany County, Airport Authority, Series B, Rev., AMT, 5.00%, 12/15/2023	1,225	1,231
Battery Park City Authority, Series B, Rev., 5.00%, 11/01/2036 (w)	2,000	2,358
Broome County, Local Development Corp., United Health Services Hospital,
Rev., AGM, 4.00%, 04/01/2039	2,750	2,691
Rev., AGM, 5.00%, 04/01/2026	500	520
Build C Resource Corp., Family Life Academy Charter Project, Rev., 7.25%, 06/01/2055 (e)	250	250
Build NYC Resource Corp., Rev., 5.00%, 07/01/2026	325	333
Build NYC Resource Corp., Academic Leadership Charter School, Rev., 4.00%, 06/15/2024	70	70
Build NYC Resource Corp., Family Life Academy Charter, Series A1, Rev., 5.25%, 06/01/2040 (e)	1,220	1,027
Build NYC Resource Corp., Friends of Hellenic Classical, Series A, Rev., 4.00%, 12/01/2031 (e)	700	632
Build NYC Resource Corp., Grand Concourse Academy Charter School,
Rev., 5.00%, 07/01/2042	555	562
Rev., 5.00%, 07/01/2052	700	697
City of Long Beach,
Series A, GO, 5.00%, 09/01/2025	1,990	2,038
Series A, GO, 5.00%, 09/01/2027	1,500	1,569
City of New York,
Series 1I, GO, 5.00%, 03/01/2026	360	364
Series A1, GO, 4.00%, 08/01/2034	3,000	3,171
Series A1, GO, 4.00%, 08/01/2036	1,000	1,035
Series A1, GO, 5.00%, 08/01/2029	2,900	3,259
Series A1, GO, 5.00%, 09/01/2034	2,000	2,331
Series A1, GO, 5.00%, 08/01/2041	3,000	3,235
Series A1, GO, 5.25%, 09/01/2042	8,715	9,866
Series B1, GO, 5.00%, 08/01/2031	1,000	1,160
Series B1, GO, 5.00%, 10/01/2031	500	581
Series B1, GO, 5.00%, 08/01/2035	90	104
Series B1, GO, 5.00%, 12/01/2037	1,760	1,849
Series C1, GO, 5.00%, 08/01/2031	500	570
Series C, GO, 5.00%, 08/01/2027	2,000	2,164

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued
Series D1, GO, 5.00%, 12/01/2024	150	154
Series D1, GO, 5.00%, 12/01/2031	1,380	1,523
Series D1, GO, 5.00%, 12/01/2036	11,955	12,984
Series D1, GO, 5.00%, 12/01/2044	2,560	2,726
Series E, GO, 5.00%, 08/01/2028	1,625	1,793
Series E, GO, 5.00%, 08/01/2033	2,000	2,214
Series F1, GO, 5.00%, 03/01/2043	1,000	1,093
Series J3, GO, AGM, 4.84%, 06/01/2036 (z)	1,000	1,000
City of New York, Fiscal 2001,
Series 2, GO, VRDO, 4.21%, 07/07/2023 (z)	120	120
Series 3, GO, VRDO, 4.21%, 07/07/2023 (z)	1,590	1,590
City of New York, Fiscal 2008, Series J10, GO, 5.00%, 08/01/2026	505	536
City of New York, Fiscal 2015, Series F4, GO, 5.00%, 06/01/2044 (z)	125	129
City of New York, Fiscal 2020, Series B1, GO, 5.00%, 10/01/2038	5,000	5,450
City of New York, Fiscal 2021,
Series C, GO, 4.00%, 08/01/2037	450	459
Series C, GO, 5.00%, 08/01/2033	2,000	2,274
Series C, GO, 5.00%, 08/01/2035	4,740	5,327
City of New York, Fiscal 2022,
GO, 5.25%, 05/01/2039	200	228
GO, 5.25%, 05/01/2041	2,000	2,265
GO, 5.50%, 05/01/2044	1,000	1,148
City of New York, Fiscal 2022 Subordinated, Series D3, GO, VRDO, 3.75%, 07/03/2023 (z)	10,000	10,000
City of New York, Subordinate,
Series F1, GO, 5.00%, 08/01/2025	390	405
Series F1, GO, 5.00%, 08/01/2027	1,750	1,893
Series F1, GO, 5.00%, 08/01/2028	350	386
City of New York, Subordinated, Series E1, GO, 4.00%, 04/01/2050	8,500	8,276
City of Yonkers,
Series F, GO, BAM, 5.00%, 11/15/2038	500	563
Series F, GO, BAM, 5.00%, 11/15/2039	1,000	1,118
County of Nassau,
Series A, GO, AGM, 4.00%, 04/01/2046	1,300	1,283
Series B, GO, BAM, 5.00%, 10/01/2027	1,450	1,545
Dutchess County, Local Development Corp., Health Quest System, Inc. Project, Series B, Rev., 5.00%, 07/01/2046	1,250	1,256
Hempstead Town Local Development Corp., Evergreen Charter School Project, Series A, Rev., 5.25%, 06/15/2042	4,000	3,986
Hudson Yards Infrastructure Corp.,
Series A, Rev., AGM, 4.00%, 02/15/2047	9,335	9,120
Series A, Rev., 5.00%, 02/15/2045	2,210	2,313
Long Island Power Authority,
Rev., 5.00%, 09/01/2042	2,070	2,191
Series A, Rev., 5.00%, 09/01/2037	1,250	1,390
Series B, Rev., 1.50%, 09/01/2051 (z)	5,700	5,280

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	187

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Long Island Power Authority, Notes, Rev., 1.00%, 09/01/2025	2,680	2,494
Metropolitan Transportation Authority,
Rev., AGM, (United States SOFR * 0.67 + 0.55%), 3.94%, 11/01/2032 (aa)	1,770	1,764
Rev., AGM, (United States SOFR * 0.67 + 0.80%), 4.19%, 11/01/2032 (aa)	430	421
Series A, Rev., 5.25%, 11/15/2030	3,025	3,243
Series A, Rev., 5.25%, 11/15/2034	8,000	8,557
Series B4, Rev., 5.00%, 11/15/2023	2,000	2,013
Series B, Rev., 5.00%, 11/15/2024	340	346
Series B, Rev., 5.00%, 11/15/2025	540	556
Series C1, Rev., 5.00%, 11/15/2056	3,100	3,106
Series D, Rev., 5.00%, 11/15/2027	1,200	1,250
Series D, Rev., 5.00%, 11/15/2038	600	600
Metropolitan Transportation Authority, Build America Bonds, Rev., 6.67%, 11/15/2039	2,500	2,653
Metropolitan Transportation Authority, Green Bond,
Series A1, Rev., AGM, 4.00%, 11/15/2054	2,000	1,921
Series A2, Rev., 5.00%, 11/15/2025	1,000	1,030
Series A2, Rev., 5.00%, 11/15/2027	1,085	1,130
Series B1, Rev., 5.00%, 11/15/2046	2,000	2,076
Series B, Rev., 5.00%, 11/15/2023	100	100
Series C2, Rev., Zero Coupon, 11/15/2032	500	345
Series C, Rev., 5.00%, 11/15/2040	2,465	2,580
Series D1, Rev., 5.00%, 11/15/2043	2,000	2,096
Series D3, Rev., 4.00%, 11/15/2049	1,000	931
Series D, Rev., 5.00%, 11/15/2034 (z)	5,000	5,077
Series E, Rev., 4.00%, 11/15/2045	60	57
Series E, Rev., 5.00%, 11/15/2029	250	271
Metropolitan Transportation Authority, Green Bonds, Subordinated, Series B1, Rev., 5.00%, 11/15/2036	10,000	10,546
Metropolitan Transportation Authority, Transportation,
Series A1, Rev., 5.00%, 11/15/2044	4,500	4,500
Series A1, Rev., 5.25%, 11/15/2039	1,000	1,001
Series B, Rev., 5.25%, 11/15/2037	4,795	4,828
Series C1, Rev., 5.00%, 11/15/2026	305	314
Metropolitan Transportation Authority, Transportation Green Bonds, Series B, Rev., 5.00%, 11/15/2026	1,720	1,794
Monroe County Industrial Development Corp., Rochester Regional Health Project,
Rev., 5.00%, 12/01/2027	1,000	1,047
Rev., 5.00%, 12/01/2028	1,700	1,793
Rev., 5.00%, 12/01/2029	1,900	2,014
New York City Health and Hospitals Corp.,
Series A, Rev., 5.00%, 02/15/2024	270	273
Series A, Rev., 5.00%, 02/15/2026	6,055	6,358

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued
Series A, Rev., 5.00%, 02/15/2027	5,360	5,745
Series A, Rev., 5.00%, 02/15/2029	2,485	2,770
New York City Housing Development Corp., Sustainability Bonds,
Rev., FHA, 0.70%, 11/01/2060 (z)	2,500	2,326
Series C2, Rev., 0.70%, 11/01/2060 (z)	1,790	1,671
New York City Housing Development Corp., Sustainable Development Bonds, Series D2, Rev., FHA, 0.70%, 05/01/2060 (z)	1,000	950
New York City Industrial Development Agency, Queens Baseball Stadium Project,
Rev., AGM, 3.00%, 01/01/2040	250	208
Series A, Rev., AGM, 4.00%, 01/01/2032	1,000	1,047
Series A, Rev., AGM, 5.00%, 01/01/2025	250	256
Series A, Rev., AGM, 5.00%, 01/01/2027	625	660
Series A, Rev., AGM, 5.00%, 01/01/2029	1,000	1,092
Series A, Rev., AGM, 5.00%, 01/01/2030	1,500	1,664
New York City Industrial Development Agency, Yankee Stadium Project Pilot,
Rev., AGM, 4.00%, 03/01/2045	8,825	8,471
Rev., AGM, 5.00%, 03/01/2028	1,250	1,347
Rev., AGM, 5.00%, 03/01/2029	1,500	1,640
Rev., AGM, 5.00%, 03/01/2030	3,900	4,330
New York City Municipal Water Finance Authority,
Series CC1, Rev., 4.00%, 06/15/2052	5,000	4,894
Series DD, Rev., 5.00%, 06/15/2034	1,920	2,302
New York City Municipal Water Finance Authority, Second General Resolution,
Rev., VRDO, 3.75%, 07/03/2023 (z)	8,000	8,000
Series CC1, Rev., 5.00%, 06/15/2049	5,000	5,338
Series DD, Rev., 5.00%, 06/15/2036	665	675
New York City Transitional Finance Authority Building Aid Revenue, Fiscal 2015, Subordinate, Series S, Rev., 5.00%, 07/15/2040	17,800	18,306
New York City Transitional Finance Authority Building Aid Revenue, Fiscal Year 2015, Series S1, Rev., 5.00%, 07/15/2035	585	600
New York City Transitional Finance Authority Building Aid Revenue, Subordinate,
Series S1, Rev., 4.00%, 07/15/2034	1,000	1,067
Series S1, Rev., 5.00%, 07/15/2031	1,590	1,858
Series S1, Rev., 5.00%, 07/15/2043	1,505	1,548
New York City Transitional Finance Authority Future Tax Secured, Rev., 5.00%, 08/01/2029	3,000	3,375
New York City Transitional Finance Authority Future Tax Secured Revenue,
Rev., 5.00%, 11/01/2028	600	665
Series A1, Rev., 5.00%, 11/01/2031	1,725	2,011
Series E1, Rev., 3.00%, 02/01/2028	730	732
Series F1, Rev., 5.00%, 02/01/2039	3,000	3,353

SEE NOTES TO FINANCIAL STATEMENTS.

188	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured, Rev., 4.00%, 11/01/2035	7,000	7,320
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Secured Subordinate, Series B1, Rev., 5.00%, 08/01/2038	1,000	1,042
New York City Transitional Finance Authority Future Tax Secured Revenue, Future Tax Subordinated, Series A3, Rev., 4.00%, 08/01/2042	2,500	2,474
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate,
Rev., 4.00%, 05/01/2038	2,000	2,037
Rev., 5.00%, 11/01/2025	255	266
Series DS, Rev., 4.00%, 11/01/2038	4,000	4,075
Series E1, Rev., 4.00%, 02/01/2046	2,000	1,968
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate, Future Tax Secured, Rev., 3.75%, 11/01/2025	8,000	7,748
New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinated,
Rev., 5.00%, 11/01/2026	1,000	1,067
Rev., 5.00%, 05/01/2031	1,000	1,150
Rev., 5.25%, 08/01/2042	3,000	3,388
Series A3, Rev., 4.00%, 05/01/2042	2,000	1,980
Series A3, Rev., 5.00%, 08/01/2040	1,720	1,819
New York City Transitional Finance Authority Future Tax Secured Revenue, Taxable Subordinate, Series F2, Rev., 2.85%, 05/01/2025	6,600	6,317
New York City Trust for Cultural Resources, Refunding Lincoln Center, Series A, Rev., 5.00%, 12/01/2032	500	564
New York City Water & Sewer System,
Series AA2, Rev., 5.00%, 06/15/2029	1,350	1,529
Series BB1, Rev., 5.00%, 06/15/2049	500	534
Series FF, Rev., 5.00%, 06/15/2041	2,000	2,188
Series GG1, Rev., 5.00%, 06/15/2030	1,000	1,155
Series GG, Rev., 5.00%, 06/15/2039	2,660	2,735
New York City Water & Sewer System, Second General Resolution,
Rev., 5.00%, 06/15/2026	1,005	1,067
Rev., 5.00%, 06/15/2029	535	606
Series CC1, Rev., 5.00%, 06/15/2048	2,730	2,850
Series CC1, Rev., 5.25%, 06/15/2037	2,345	2,490
Series DD1, Rev., 5.00%, 06/15/2048	3,115	3,272
Series DD2, Rev., 5.00%, 06/15/2040	2,000	2,130
Series DD, Rev., 5.00%, 06/15/2047	6,680	6,943
New York City Water & Sewer System, Various Second General Resolution, Series BB4, Rev., VRDO, 3.75%, 07/03/2023 (z)	2,000	2,000

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued
New York City Water & Sewer System, Water and Sewer System Revenue Second General Resolution, Series BB2, Rev., 4.00%, 06/15/2042	1,180	1,179
New York Liberty Development Corp.,
Series 1WTC, Rev., 3.00%, 02/15/2042	1,755	1,404
Series 1WTC, Rev., 4.00%, 02/15/2043	1,000	975
New York Liberty Development Corp., 7 World Trade Center Project, Rev., 3.13%, 09/15/2050	3,000	2,332
New York Liberty Development Corp., World Trade Center Project, Series 1, Rev., 5.00%, 11/15/2044 (e)	10,900	10,717
New York Power Authority, Green Transmission Project,
Rev., AGM, 4.00%, 11/15/2036	145	151
Rev., AGM, 5.00%, 11/15/2028	1,000	1,122
Rev., AGM, 5.00%, 11/15/2034	635	748
Rev., AGM, 5.00%, 11/15/2035	1,250	1,460
New York State Dormitory Authority,
Series 2015-B, Rev., 5.00%, 03/15/2027 (p)	1,000	1,043
Series A, Rev., 4.00%, 03/15/2039	1,000	1,006
Series A, Rev., 5.00%, 03/15/2024 (p)	100	102
Series A, Rev., 5.00%, 03/15/2029	3,000	3,355
Series A, Rev., 5.00%, 03/15/2034	2,000	2,121
Series A, Rev., 5.00%, 03/15/2040	1,000	1,078
New York State Dormitory Authority, Bidding Group 1, Series E, Rev., 5.00%, 03/15/2029	3,000	3,355
New York State Dormitory Authority, Cornell University, Series A, Rev., 5.00%, 07/01/2031	1,000	1,178
New York State Dormitory Authority, Exchange Bonds, Series C, Rev., 5.00%, 07/01/2031	1,227	1,427
New York State Dormitory Authority, General Purpose, Series D, Rev., 5.00%, 02/15/2026	100	105
New York State Dormitory Authority, Green Bond, Cornell University, Rev., 5.00%, 07/01/2034	1,100	1,345
New York State Dormitory Authority, Group 1, Series A, Rev., 5.00%, 03/15/2024 (p)	2,000	2,027
New York State Dormitory Authority, Group 2,
Series A, Rev., 5.00%, 03/15/2033	2,000	2,286
Series A, Rev., 5.00%, 03/15/2036	2,015	2,212
New York State Dormitory Authority, Group 3, Series A, Rev., 5.00%, 03/15/2037	5,000	5,452
New York State Dormitory Authority, Montefiore Obligated Group,
Series A, Rev., 5.00%, 08/01/2025	1,000	1,002

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	189

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Series A, Rev., 5.00%, 08/01/2026	900	901
Series A, Rev., 5.00%, 08/01/2031	1,010	1,022
New York State Dormitory Authority, Northwell Health Obligated Group,
Rev., 4.00%, 05/01/2045	6,500	6,180
Rev., 4.25%, 05/01/2052	4,930	4,836
Rev., 5.00%, 05/01/2052	3,000	3,151
New York State Dormitory Authority, Refunded General Purpose, Series B, Rev., 5.00%, 02/15/2026 (p)	2,835	2,983
New York State Dormitory Authority, Second Bond Financing Program,
Rev., AGM, 5.00%, 10/01/2029	3,000	3,381
Rev., AGM, 5.00%, 10/01/2030	4,000	4,585
Rev., AGM, 5.00%, 10/01/2036	260	293
New York State Dormitory Authority, St. John’s University, Series A, Rev., 4.00%, 07/01/2048	1,000	947
New York State Dormitory Authority, Unrefunded, Series D, Rev., 5.00%, 02/15/2027	35	38
New York State Dormitory Authority, Unrefunded Group 2, Series E, Rev., 5.00%, 03/15/2028	1,000	1,096
New York State Dormitory Authority, Unrefunded School Districts Revenue, Rev., AGM, 5.00%, 10/01/2025	1,460	1,519
New York State Dormitory Authority, Yeshiva University, Series A, Rev., 5.00%, 07/15/2037	2,500	2,587
New York State Environmental Facilities Corp., Green Bond 2010 Master Finance, Rev., 4.00%, 08/15/2037	1,760	1,830
New York State Environmental Facilities Corp., Green Bond 2010 Master Financing Project,
Rev., 5.00%, 09/15/2028	575	640
Rev., 5.00%, 09/15/2031	250	295
New York State Environmental Facilities Corp., Municipal Water, Subordinated, Rev., 5.00%, 06/15/2042	2,655	2,814
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Casella Waste System, Inc. Project, Rev., AMT, 2.75%, 09/01/2050 (e) (z)	250	240
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue Revolving, Rev., 5.00%, 06/15/2026	1,000	1,060
New York State Housing Finance Agency, Sustainability Bonds,
Series B, Rev., HUD, SONYMA, 3.60%, 11/01/2062 (z)	1,705	1,703
Series I, Rev., SONYMA, 0.70%, 11/01/2056 (z)	2,375	2,195

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued
Series J, Rev., HUD, SONYMA, 1.10%, 11/01/2061 (z)	4,170	3,694
Series K2, Rev., HUD, SONYMA, 1.00%, 11/01/2061 (z)	2,320	2,110
Series K, Rev., SONYMA, 0.70%, 11/01/2024	1,085	1,042
Series P, Rev., 1.55%, 11/01/2023	160	159
New York State Thruway Authority,
Series A1, Rev., 4.00%, 03/15/2041	500	498
Series A1, Rev., 5.00%, 03/15/2033	1,000	1,152
Series A, Rev., 5.00%, 03/15/2027	1,000	1,076
Series L, Rev., 5.00%, 01/01/2024	75	76
New York State Thruway Authority, Group 2, Series N, Rev., 4.00%, 01/01/2041	3,120	3,109
New York State Urban Development Corp., Series A, Rev., 4.00%, 03/15/2042	2,000	1,993
New York State Urban Development Corp., Bidding Group 1,
Series A, Rev., 5.00%, 03/15/2027	4,000	4,311
Series A, Rev., 5.00%, 03/15/2034	1,690	1,962
New York State Urban Development Corp., Bidding Group 4, Series A, Rev., 3.00%, 03/15/2050	4,000	3,079
New York State Urban Development Corp., Personal Income Tax,
Rev., 4.00%, 03/15/2037	2,000	2,045
Rev., 4.00%, 03/15/2041	5,000	4,991
Rev., 5.00%, 03/15/2030	500	571
Series C3, Rev., 5.00%, 03/15/2038	1,860	1,983
New York State Urban Development Corp., State Personal Income Tax,
Rev., 4.00%, 03/15/2042	2,000	1,988
Rev., 5.00%, 03/15/2028	1,250	1,373
Rev., 5.00%, 03/15/2034	3,000	3,032
Series A, Rev., 5.00%, 03/15/2024	1,000	1,013
New York State Urban Development Corp., State Personal Income Tax, General Purpose,
Series A, Rev., 5.00%, 03/15/2042	5,000	5,337
Series B, Rev., 3.54%, 03/15/2028	7,000	6,599
New York Transportation Development Corp., American Airlines Inc,
Rev., AMT, 2.25%, 08/01/2026	770	741
Rev., AMT, 5.00%, 08/01/2026	7,000	7,012
New York Transportation Development Corp., Delta Air Lines, Inc. LaGuardia,
Rev., AMT, 5.00%, 01/01/2032	3,000	3,115
Rev., AMT, 4.38%, 10/01/2045	1,000	974
Rev., AMT, 5.00%, 10/01/2035	11,000	11,516
New York Transportation Development Corp., LaGuardia Airport Terminal B,
Rev., AMT, 5.00%, 07/01/2046	12,180	12,034
Rev., AMT, 5.25%, 01/01/2050	7,425	7,434

SEE NOTES TO FINANCIAL STATEMENTS.

190	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment,
Rev., AMT, 4.00%, 07/01/2031	4,500	4,439
Rev., AGM, AMT, 4.00%, 07/01/2035	5,080	5,075
Rev., AMT, 5.00%, 07/01/2041	1,000	1,000
New York Transportation Development Corp., New York State Thruway, Rev., AMT, 4.00%, 10/31/2034	600	592
New York Transportation Development Corp., Terminal 4 JFK International,
Rev., AMT, 4.00%, 12/01/2038	300	289
Rev., AMT, 4.00%, 12/01/2039	300	287
Rev., AMT, 4.00%, 12/01/2040	1,475	1,401
Rev., AMT, 4.00%, 12/01/2041	300	283
Rev., AMT, 4.00%, 12/01/2042	300	280
Rev., 5.00%, 12/01/2024	200	204
Rev., 5.00%, 12/01/2025	200	207
Rev., 5.00%, 12/01/2026	200	210
Rev., 5.00%, 12/01/2027	200	213
Rev., 5.00%, 12/01/2028	200	216
Rev., AMT, 5.00%, 12/01/2030	1,710	1,842
Rev., AMT, 5.00%, 12/01/2032	2,005	2,184
Rev., AMT, 5.00%, 12/01/2033	1,000	1,069
Rev., AMT, 5.00%, 12/01/2037	3,500	3,681
Rev., 5.00%, 12/01/2037	250	267
Rev., AMT, 5.00%, 12/01/2038	1,000	1,048
Rev., 5.00%, 12/01/2038	2,250	2,398
Port Authority of New York & New Jersey,
Series 207, Rev., AMT, 5.00%, 09/15/2031	5,000	5,305
Series 223, Rev., AMT, 5.00%, 07/15/2023	1,220	1,220
Series 226, Rev., AMT, 5.00%, 10/15/2031	4,500	5,013
Series 226, Rev., AMT, 5.00%, 10/15/2032	1,250	1,388
Series 226, Rev., AMT, 5.00%, 10/15/2036	2,040	2,209
Port Authority of New York & New Jersey, Consolidated,
Series 197, Rev., AMT, 5.00%, 11/15/2032	3,000	3,111
Series 206, Rev., AMT, 5.00%, 11/15/2032	3,000	3,171
Series 221, Rev., AMT, 5.00%, 07/15/2031	1,620	1,779
Series 221, Rev., AMT, 5.00%, 07/15/2032	1,500	1,644
Port Authority of New York & New Jersey, Consolidated Bond 233, Rev., 5.00%, 08/01/2038	670	756
Port Authority of New York & New Jersey, Consolidated Bond 200, Rev., AMT, 5.00%, 01/15/2039	1,250	1,351

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

New York — continued
Port Authority of New York & New Jersey, Consolidated 180,
Rev., AMT, 5.00%, 09/01/2026	3,000	3,041
Series 222, Rev., 4.00%, 07/15/2036	10,250	10,656
State of New York Mortgage Agency, Social Bond, Series 239, Rev., SONYMA, 3.25%, 10/01/2051	290	280
State of New York Mortgage Agency, Social Bonds,
Series 233, Rev., 3.00%, 10/01/2045	2,330	2,242
Series 235, Rev., AMT, 0.55%, 10/01/2023	190	189
State of New York Mortgage Agency, Social Bonds 242, Rev., SONYMA, 3.50%, 10/01/2052	110	107
Triborough Bridge & Tunnel Authority,
Series A2, Rev., 2.00%, 05/15/2045 (z)	4,250	3,881
Series A, Rev., BAN, 5.00%, 08/15/2024	3,000	3,055
Series A, Rev., 5.00%, 11/15/2041	1,975	2,027
Series A, Rev., 5.00%, 11/15/2047	2,500	2,723
Series A, Rev., 5.00%, 11/15/2049	3,040	3,257
Triborough Bridge & Tunnel Authority, Green Bond,
Series E1, Rev., 5.00%, 11/15/2027	1,155	1,255
Series E-2B, Rev., 5.00%, 11/15/2032	575	685
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Rev., 5.00%, 05/15/2047	5,250	5,722
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels,
Rev., 5.00%, 11/15/2026	3,660	3,909
Rev., 5.00%, 11/15/2027	1,285	1,402
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Green Bonds, Rev., 5.00%, 11/15/2029	1,615	1,838
Triborough Bridge & Tunnel Authority, Senior, Series C, Rev., 5.00%, 05/15/2040	5,000	5,584
Triborough Bridge & Tunnel Authority, Senior Lien,
Rev., 5.00%, 05/15/2050 (z)	7,000	7,299
Series C, Rev., 5.25%, 05/15/2052	10,000	11,061
Series C1-A, Rev., 5.00%, 05/15/2038	2,000	2,247
Triborough Bridge & Tunnel Authority, Senior Lien MTA Bridges & Tunnels,
Rev., 5.00%, 05/15/2035	2,000	2,338
Rev., 5.00%, 05/15/2036	2,000	2,307
Rev., 5.00%, 05/15/2038	4,240	4,791
Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Rev., 4.00%, 09/01/2036	750	743
TSASC, Inc., Series B, Rev., 5.00%, 06/01/2048	6,780	6,340
Utility Debt Securitization Authority, Restructuring, Rev., 5.00%, 12/15/2025	15	15

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	191

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
New York — continued
Utility Debt Securitization Authority, Restructuring Bonds,
Rev., 5.00%, 12/15/2033	1,500	1,573
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,648
Series TE, Rev., 5.00%, 12/15/2032	800	934
Westchester County Local Development Corp., Purchase Senior Learning, Rev., 2.88%, 07/01/2026 (e)	500	477
Western Regional Off-Track Betting Corp., Rev., 3.00%, 12/01/2026 (e)	240	222

		715,862

North Carolina — 0.8%
Charlotte-Mecklenburg Hospital Authority, Atrium Health, Series B, Rev., 1.95%, 01/15/2048 (z)	2,285	2,039
City of Charlotte Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2023	1,750	1,750
City of Charlotte Airport Special Facilities Revenue, Charlotte Douglas International,
Rev., 5.00%, 07/01/2049	5,000	5,281
Rev., AMT, 5.00%, 07/01/2049	5,000	5,176
City of Charlotte, 2003 Governmental Facilities Project, VRDO, COP, LIQ: Wells Fargo Bank NA, 3.96%, 07/07/2023 (z)	2,300	2,300
City of Charlotte, Airport Special Facilities Revenue, Series B, Rev., AMT, 5.00%, 07/01/2027	1,315	1,387
County of Cumberland, Qualified School Construction Bonds, COP, 1.25%, 12/15/2025	4,000	3,649
Greater Asheville Regional Airport Authority,
Rev., AGM, AMT, 5.25%, 07/01/2040	500	547
Rev., AGM, AMT, 5.25%, 07/01/2041	415	452
Rev., AGM, AMT, 5.25%, 07/01/2048	1,750	1,874
North Carolina Housing Finance Agency,
Series 37A, Rev., AMT, 3.50%, 07/01/2039	55	55
Series 44, Rev., 4.00%, 07/01/2050	345	342
Series 45, Rev., GNMA/FNMA/FHLMC COLL, 1.90%, 01/01/2032	1,525	1,262
North Carolina Housing Finance Agency, Home Ownership, Series 47, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 07/01/2051	980	942
North Carolina Medical Care Commission, CaroMont Health, Series A, Rev., 4.00%, 02/01/2036	500	510
North Carolina Medical Care Commission, Lutheran Services for the Aging, Rev., 4.00%, 03/01/2041	1,050	816
North Carolina Medical Care Commission, Presbyterian Homes Obligations,
Series A, Rev., 4.00%, 10/01/2027	600	592
Series A, Rev., 4.00%, 10/01/2040	1,200	1,027
Series A, Rev., 4.00%, 10/01/2045	2,250	1,835

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

North Carolina — continued
North Carolina Medical Care Commission, Rex Healthcare, Series A, Rev., 5.00%, 07/01/2031	1,760	1,937
North Carolina Medical Care Commission, The Forest at Duke Project, Rev., 4.00%, 09/01/2041	830	706
North Carolina Turnpike Authority, Rev., BAN, 5.00%, 02/01/2024 (p)	7,130	7,201
North Carolina Turnpike Authority, Senior Lien, Rev., AGM, 5.00%, 01/01/2038	2,375	2,488
North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2049	1,000	1,033
Raleigh Durham Airport Authority,
Series A, Rev., AMT, 5.00%, 05/01/2032	1,200	1,290
State of North Carolina, Build Nc Programs, Series B, Rev., 5.00%, 05/01/2027	2,750	2,974
State of North Carolina, Grant Anticipation Revenue, Rev., 5.00%, 03/01/2029	1,000	1,115
Western Carolina University, Series B, Rev., 5.00%, 04/01/2031	2,120	2,371

		52,951

North Dakota — 0.3%
Cass County Joint Water Resource District, Series A, GO, 0.48%, 05/01/2024	3,635	3,499
City of Grand Forks, Altru Health System, Rev., 5.00%, 12/01/2031	1,500	1,577
County of Ward, Trinity Obligation Group, Series C, Rev., 5.00%, 06/01/2043	2,500	2,109
North Dakota Housing Finance Agency,
Series B, Rev., 3.00%, 07/01/2051	2,020	1,951
Series C, Rev., 4.00%, 01/01/2050	755	750
North Dakota Housing Finance Agency, Home Mortgage Financing Program, Series A, Rev., 3.00%, 01/01/2052	45	43
North Dakota Housing Finance Agency, Housing Finance Program, Home Mortgage Finance, Series D, Rev., 4.25%, 01/01/2049	2,385	2,377
North Dakota Housing Finance Agency, Social Bonds, Series B, Rev., 3.00%, 07/01/2052	1,040	996
North Dakota Housing Finance Agency, Social Bonds Home Mortgage Financing, Rev., 5.75%, 07/01/2053	1,315	1,401
University of North Dakota, Series A, COP, AGM, 4.00%, 06/01/2046	1,480	1,439
West Fargo Public School District No. 6, Series C, GO, 4.00%, 08/01/2026	300	309

		16,451

Ohio — 2.0%
Akron Bath Copley Joint Township Hospital District, Rev., 5.25%, 11/15/2046	5,775	5,849

SEE NOTES TO FINANCIAL STATEMENTS.

192	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Akron Bath Copley Joint Township Hospital District, Children’s Hospital Medical, Rev., 4.00%, 11/15/2042	1,265	1,206
Akron Bath Copley Joint Township Hospital District, Summa Health Obligations,
Rev., 4.00%, 11/15/2034	500	488
Rev., 4.00%, 11/15/2035	1,000	952
Rev., 4.00%, 11/15/2038	750	678
American Municipal Power, Inc., Fremont Energy Center Project,
Rev., 4.00%, 02/15/2036	1,750	1,766
Rev., 5.00%, 02/15/2026	600	626
Buckeye Tobacco Settlement Financing Authority, Series B2, Rev., 5.00%, 06/01/2055	12,715	11,908
Buckeye Tobacco Settlement Financing Authority, Senior, Series A2, Rev., 4.00%, 06/01/2048	2,210	2,045
City of Cincinnati, Mercer Commons Phase 2 Project, Rev., 5.00%, 11/01/2035	1,085	1,121
Cleveland Department of Public Utilities Division of Water, Series FF, Rev., 5.00%, 01/01/2026	300	315
Columbus-Franklin County Finance Authority, Bridge Park D Block Project, Series A, Rev., 5.00%, 12/01/2051	1,000	969
County of Allen, Hospital Facilities Revenue, Series A, Rev., 5.00%, 08/01/2027	50	54
County of Butler, UC Health, Rev., 5.00%, 11/15/2030	1,300	1,364
County of Franklin, Nationwide Children’s Hospital,
Rev., 4.00%, 11/01/2040	2,000	1,969
Rev., 5.00%, 11/01/2031	1,000	1,137
County of Hamilton, Trihealth, Inc. Obligated Group, Rev., 5.00%, 08/15/2040	1,510	1,584
County of Montgomery, Dayton Children’s Hospital,
Rev., 5.00%, 08/01/2027	725	773
Rev., 5.00%, 08/01/2029	145	160
Rev., 5.00%, 08/01/2033	230	259
County of Montgomery, Kettering Health Network Obligations, Rev., 4.00%, 08/01/2041	1,200	1,162
County of Van Wert, Van Wert Health Obligated, Rev., 6.13%, 12/01/2049 (p)	2,000	2,335
Dayton Metropolitan Housing Authority, Southern Montgomery Apartments, Rev., HUD, 0.32%, 09/01/2024 (z)	1,505	1,495
Hamilton City School District, Various Purpose, GO, 5.00%, 12/01/2034 (p)	1,500	1,538
Lancaster Port Authority, Series A, Rev., LIQ: Royal Bank of Canada, 5.00%, 08/01/2049 (z)	5,000	5,076
Miami University,
Series A, Rev., 5.00%, 09/01/2028	515	568
Series A, Rev., 5.00%, 09/01/2030	1,005	1,150

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Ohio — continued
Northeast Ohio Medical University, Rev., BAM, 5.00%, 12/01/2043	1,475	1,558
Ohio Air Quality Development Authority, American Electric Power Company, Series A, Rev., AMT, 2.10%, 01/01/2029 (z)	1,250	1,209
Ohio Air Quality Development Authority, Dayton Power & Light, Rev., AMT, 4.25%, 11/01/2040 (z)	7,000	6,972
Ohio Air Quality Development Authority, Duke Energy, Rev., AMT, 4.25%, 11/01/2039 (z)	7,205	7,148
Ohio Air Quality Development Authority, Ohio Valley Electric Corp., Rev., AMT, 2.50%, 11/01/2042 (z)	1,000	869
Ohio Air Quality Development Authority, Ohio Valley Electric Corp. Project,
Rev., 1.38%, 02/01/2026 (z)	1,875	1,780
Rev., 1.50%, 02/01/2026 (z)	120	110
Ohio Higher Educational Facility Commission, Case Western Reserve, Rev., (SIFMA Municipal Swap Index + 0.23%), 4.24%, 12/01/2042 (aa)	155	149
Ohio Higher Educational Facility Commission, Case Western Reserve University, Rev., 5.00%, 12/01/2040	1,065	1,101
Ohio Higher Educational Facility Commission, Otterbein Homes Obligated, Rev., 4.00%, 07/01/2023	75	75
Ohio Higher Educational Facility Commission, Senior University Circle, Inc. Project, Rev., 5.00%, 01/15/2037	265	268
Ohio Higher Educational Facility Commission, University of Dayton, Rev., 5.00%, 02/01/2034	1,125	1,233
Ohio Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 09/01/2048	955	957
Ohio Housing Finance Agency, Franklin Manor North Project, Rev., HUD, 0.25%, 09/01/2024 (z)	160	159
Ohio Housing Finance Agency, Glen Meadows Apartments, Rev., HUD, 0.40%, 11/01/2024 (z)	620	611
Ohio Housing Finance Agency, Marianna Terrace Apartments, Rev., HUD, 1.30%, 03/01/2025 (z)	330	324
Ohio Housing Finance Agency, Post Oak Station, Rev., HUD, 3.35%, 07/01/2025 (z)	295	292
Ohio Housing Finance Agency, Thornwood Commons, Rev., FHA HUD, 5.00%, 12/01/2026 (z)	2,000	2,050
Ohio Turnpike & Infrastructure Commission, Infrastructure Projects, Series A, Rev., 4.00%, 02/15/2038	1,500	1,517
Ohio Turnpike & Infrastructure Commission, Junior Lien Infrastructure,
Rev., 5.00%, 02/15/2028	500	548

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	193

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Ohio — continued
Rev., 5.00%, 02/15/2033	365	432
Rev., 5.00%, 02/15/2039	3,000	3,381
Ohio Water Development Authority, Series A, Rev., 5.00%, 06/01/2029	500	561
Ohio Water Development Authority Water Pollution Control Loan Fund, Series A, Rev., 5.00%, 12/01/2030	4,500	5,205
Ohio Water Development Authority Water Pollution Control Loan Fund, Green Bond, Series A, Rev., 5.00%, 12/01/2034	160	186
Ohio Water Development Authority Water Pollution Control Loan Fund, Loan Fund, Series A, Rev., 5.00%, 12/01/2031	1,000	1,081
Ohio Water Development Authority, Sustainability Bond, Series A, Rev., 5.00%, 06/01/2031	300	350
Ohio Water Development Authority, Water Pollution Control Loan Fund, Series A, Rev., VRDO, 3.85%, 07/07/2023 (z)	3,500	3,500
State of Ohio,
Series A2, Rev., 4.00%, 04/01/2033	3,000	3,022
Series A, GO, 5.00%, 09/01/2024	130	133
Series A, GO, 5.00%, 03/01/2034	1,000	1,189
Series X, GO, 5.00%, 05/01/2035	300	349
State of Ohio, Cleveland Clinic Health System,
Rev., 5.00%, 01/01/2033	2,410	2,781
Rev., 5.00%, 01/01/2034	2,425	2,786
Rev., 5.00%, 01/01/2039	570	626
Series A, Rev., 5.00%, 01/01/2027	940	1,000
State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/2030	125	143
State of Ohio, Garvee,
Series 1A, Rev., 5.00%, 12/15/2025	800	837
Series 1A, Rev., 5.00%, 12/15/2028	1,000	1,113
Series 2022-1, Rev., 5.00%, 12/15/2028	1,000	1,113
Series 2022-1, Rev., 5.00%, 12/15/2031	1,000	1,151
State of Ohio, Higher Education,
Series A, GO, 5.00%, 05/01/2032	10,000	10,764
Series C, GO, 5.00%, 08/01/2028 (p)	350	389
State of Ohio, Infrastructure Improvement, GO, 5.00%, 03/01/2034	1,000	1,172
State of Ohio, Premier Health Partners,
Rev., 4.00%, 11/15/2039	1,320	1,206
Rev., 4.00%, 11/15/2041	1,450	1,289
Rev., 5.00%, 11/15/2028	680	716
State of Ohio, University Hospital Health, Rev., VRDO, 4.21%, 07/03/2023 (z)	1,500	1,500
State of Ohio, University Hospitals Health, Rev., 4.00%, 01/15/2037	1,000	979
State of Ohio, University Hospitals Health System, Series A, Rev., 5.00%, 01/15/2041	1,000	1,018

		127,449

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Oklahoma — 0.4%
Oklahoma City Economic Development Trust, Inc., District #8 Project,
Rev., 4.00%, 03/01/2032	1,640	1,745
Rev., 4.00%, 03/01/2033	5,000	5,315
Rev., 4.00%, 03/01/2034	4,440	4,705
Oklahoma Development Finance Authority, Integris, Series A, Rev., 4.00%, 08/15/2038	2,000	1,948
Oklahoma Development Finance Authority, Integris Obligated Group, Rev., VRDO, 4.31%, 07/07/2023 (z)	2,110	2,110
Oklahoma Development Finance Authority, OU Health Project, Series A, Rev., 5.50%, 08/15/2037	1,110	1,055
Oklahoma Development Finance Authority, OU Medicine Project, Series B, Rev., 5.50%, 08/15/2057	6,000	5,674
Oklahoma Water Resources Board, Drinking Water Program 2019 Master, Rev., 4.00%, 04/01/2048	3,000	2,919
Tulsa County Independent School District No. 1 Tulsa, Series B, GO, 2.00%, 09/01/2026	1,500	1,424

		26,895

Oregon — 0.8%
City of Portland Sewer System Revenue, Second Lien, Series A, Rev., 5.00%, 12/01/2031	2,670	3,129
City of Portland Water System Revenue, Second Lien,
Series A, Rev., 4.00%, 05/01/2039	500	505
Series A, Rev., 5.00%, 05/01/2033	1,825	2,065
County of Gilliam, Waste Management, Rev., AMT, 3.95%, 07/01/2038 (z)	1,000	1,000
Hospital Facilities Authority of Multnomah County Oregon, Green Bond Terwilliger, Rev., 0.95%, 06/01/2027	1,200	1,048
Jackson County School District No. 5 Ashland, GO, SCH BD GTY, 5.00%, 06/15/2030	1,000	1,122
Medford Hospital Facilities Authority, Asante Project, Series A, Rev., AGM, 4.00%, 08/15/2045	1,330	1,275
Multnomah County School District No. 1 Portland, GO, SCH BD GTY, 5.00%, 06/15/2028	1,850	2,045
Oregon Health & Science University, Series B1, Rev., 5.00%, 07/01/2046 (z)	1,500	1,660
Oregon State Business Development Commission, Intel Corp. Project, Series 232, Rev., 2.40%, 12/01/2040 (z)	200	200
Oregon State Facilities Authority, Samaritan Health Services, Rev., 5.00%, 10/01/2040	1,750	1,799
Oregon State Facilities Authority, Samaritan Health Services Project, Rev., 5.00%, 10/01/2031	1,740	1,804

SEE NOTES TO FINANCIAL STATEMENTS.

194	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Oregon — continued
Port of Portland Airport Revenue,
Series 27A, Rev., AMT, 5.00%, 07/01/2028	1,595	1,699
Series 27A, Rev., AMT, 5.00%, 07/01/2036	1,000	1,071
Port of Portland Airport Revenue, Green Bonds, Rev., AMT, 5.00%, 07/01/2036	500	548
Port of Portland Airport Revenue, Portland International Air, Rev., AMT, 5.00%, 07/01/2035	1,270	1,358
Port of Portland Airport Revenue, Portland International Airport, Series 25B, Rev., AMT, 5.00%, 07/01/2039	1,020	1,069
Salem Hospital Facility Authority, Capital Manor Project,
Rev., 4.00%, 05/15/2032	185	173
Rev., 4.00%, 05/15/2040	750	608
Salem Hospital Facility Authority, Salem Health Projects, Series A, Rev., 5.00%, 05/15/2046	3,000	3,057
State of Oregon, Series N, GO, 5.00%, 12/01/2023	1,890	1,892
State of Oregon Department of Transportation, Subordinate, Series A, Rev., 5.00%, 11/15/2036	9,095	10,099
State of Oregon Housing & Community Services Department, Single Family Mortgage Program, Series A, Rev., 3.00%, 07/01/2052	645	621
State of Oregon Housing & Community Services Department, The Susan Emmons Apartment, Rev., HUD, 0.38%, 06/01/2024 (z)	945	929
State of Oregon, Article XI Q, Series F, GO, 5.00%, 05/01/2030	100	106
State of Oregon, Article XI Q State Project,
GO, 5.00%, 05/01/2025	500	518
GO, 5.00%, 05/01/2030	405	464
State of Oregon, Article XI Q State Projects, GO, 5.00%, 05/01/2028	1,000	1,104
State of Oregon, Article Xi-M & Xi-N Seismic, GO, 5.00%, 06/01/2030	1,995	2,289
State of Oregon, Article XI-Q State Project, Series A, GO, 5.00%, 05/01/2027	1,220	1,318
State of Oregon, Veterans Welfare Bonds, GO, 5.50%, 12/01/2053	270	289
State of Oregon, Veterans Welfare Bonds Series, GO, 3.00%, 12/01/2051	1,370	1,308
University of Oregon, Series A, Rev., 5.00%, 04/01/2048	1,000	1,049
Yamhill County Hospital Authority, Friendsview, Series B3, Rev., 1.75%, 11/15/2026	1,360	1,274

		50,495

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — 5.5%
Allegheny County Airport Authority,
Series A, Rev., AGM, AMT, 4.00%, 01/01/2046	11,800	11,100
Series A, Rev., AGM-CR, AMT, 4.00%, 01/01/2056	3,610	3,315
Allegheny County Hospital Development Authority, Health Network Obligations,
Rev., 5.00%, 04/01/2033	1,000	1,057
Series A, Rev., 5.00%, 04/01/2047	1,560	1,579
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Rev., 5.00%, 07/15/2030	1,000	1,100
Allegheny County Hospital Development Authority, University Pittsburgh Medical Center, Rev., 4.00%, 07/15/2038	2,185	2,171
Allegheny County Industrial Development Authority, United States Steel Corp., Rev., 4.88%, 11/01/2024	1,500	1,509
Allegheny County Sanitary Authority, Rev., 5.75%, 06/01/2047	2,250	2,606
Allegheny County, Hospital Development Authority, Pittsburg University Medical Center,
Series A, Rev., 4.00%, 07/15/2036	2,200	2,208
Series A, Rev., 5.00%, 07/15/2027	765	816
Allegheny County, Sanitary Authority,
Series B, Rev., 4.00%, 06/01/2035	400	415
Series B, Rev., 4.00%, 06/01/2036	675	698
Series B, Rev., 5.00%, 06/01/2030	500	573
Series B, Rev., 5.00%, 06/01/2032	550	631
Allentown Neighborhood Improvement Zone Development Authority, Forward Delivery, Rev., 5.00%, 05/01/2042	1,000	1,009
Allentown Neighborhood Improvement Zone Development Authority, Senior Tax Revenue, Rev., 6.00%, 05/01/2042 (e)	180	185
Altoona Area School District, GO, BAM, 5.00%, 12/01/2048 (p)	1,000	1,046
Bentworth School District, Series A, GO, BAM, 4.00%, 03/15/2025	1,380	1,397
Berks County Industrial Development Authority, Tower Health Project,
Rev., 4.00%, 11/01/2050	1,500	893
Rev., 5.00%, 11/01/2047	2,155	1,391
Bethlehem Area School District Authority, Bethlehem Area School District,
Rev., (United States SOFR * 0.67 + 0.35%), 3.74%, 01/01/2030 (aa)	230	225
Rev., (United States SOFR * 0.67 + 0.35%), 3.74%, 07/01/2031 (aa)	305	299
Rev., (United States SOFR * 0.67 + 0.35%), 3.74%, 01/01/2032 (aa)	240	235
Capital Region Water, Water Revenue, Rev., 5.00%, 07/15/2032	1,000	1,088
Central Bradford Progress Authority, Guthrie Clinic, Rev., VRDO, 4.51%, 07/07/2023 (z)	400	400

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	195

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
City of Lancaster, GO, BAM, 5.00%, 11/01/2047	6,665	7,091
City of Philadelphia,
GO, AGM, 5.00%, 08/01/2031	1,795	1,926
Series A, GO, 5.00%, 08/01/2030	4,000	4,128
City of Philadelphia Airport Revenue,
Series A, Rev., 5.00%, 07/01/2047	5,000	5,152
Series C, Rev., AMT, 4.00%, 07/01/2050	1,500	1,382
Series C, Rev., AMT, 5.00%, 07/01/2028	10,000	10,634
City of Philadelphia Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2041	1,100	1,053
City of Philadelphia Water & Wastewater Revenue,
Series A, Rev., 5.00%, 11/01/2045	7,000	7,394
Series C, Rev., 5.00%, 06/01/2042	1,000	1,074
City of Philadelphia, Airport Revenue, Series B, Rev., AMT, 5.00%, 07/01/2035	2,235	2,338
City of Philadelphia, Airport Revenue, Private Activity, Rev., AGM, AMT, 4.00%, 07/01/2046	3,750	3,525
City of Philadelphia, Water & Wastewater Revenue, Series A, Rev., 5.00%, 11/01/2040	2,790	2,982
Commonwealth Financing Authority, Tobacco Master Settlement Payment, Rev., AGM, 4.00%, 06/01/2039	6,340	6,233
Commonwealth of Pennsylvania,
Series 1, GO, 4.00%, 03/15/2034	5,000	5,061
Series 1, GO, 4.00%, 03/01/2035	3,650	3,772
Series 1, GO, 4.00%, 03/15/2035	2,000	2,021
County of Allegheny, Series C75, GO, 5.00%, 11/01/2028	2,305	2,439
County of Berks, GO, 4.00%, 11/15/2027 (p)	225	226
County of Lehigh, St. Luke’s Hospital Project, Rev., (SIFMA Municipal Swap Index + 1.10%), 5.11%, 08/15/2038 (aa)	355	350
Cumberland County Municipal Authority, Rev., 5.00%, 05/01/2030	1,000	1,040
Cumberland Valley School District,
GO, 5.00%, 11/15/2032 (p)	150	151
GO, 5.00%, 11/15/2034 (p)	140	141
Delaware River Port Authority,
Rev., 5.00%, 01/01/2037	3,000	3,020
Rev., 5.00%, 01/01/2040	10,000	10,047
Delaware Valley Regional Finance Authority,
Series A, Rev., AMBAC, 5.50%, 08/01/2028	5,000	5,603
Series C, Rev., (ICE LIBOR USD 3 Month * 0.67 + 0.75%), 4.43%, 06/01/2037 (aa)	250	223
Geisinger Authority, Geisinger Health System Obligation Group, Rev., 4.00%, 04/01/2039	1,000	979
Lancaster County Hospital Authority, Penn State Health, Rev., 5.00%, 11/01/2037	600	639

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued
Lancaster Industrial Development Authority, Landis Homes Retirement Community, Rev., 4.00%, 07/01/2056	765	547
Lehigh County Industrial Development Authority, PPL Electric Utilities Project, Series A, Rev., 3.00%, 09/01/2029	3,455	3,356
Monroeville Finance Authority,
Series B, Rev., 5.00%, 02/15/2029	1,425	1,556
Series B, Rev., 5.00%, 02/15/2038	1,200	1,309
Series B, Rev., 5.00%, 02/15/2039	2,000	2,172
Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Rev., 4.00%, 05/01/2038	250	241
Montgomery County Higher Education and Health Authority, Thomas Jefferson University Project, Rev., 4.00%, 09/01/2044	1,610	1,489
Montgomery County Industrial Development Authority, Constellation Energy, Rev., 4.10%, 04/01/2053 (z)	3,335	3,397
Montgomery County Industrial Development Authority, Retirement Life Communities,
Rev., 5.00%, 11/15/2033	1,500	1,517
Series C, Rev., 5.00%, 11/15/2045	2,585	2,455
New Castle Sanitation Authority, Series A, Rev., AGM, 3.00%, 06/01/2029	500	500
Norristown Area School District, GO, 5.00%, 09/01/2026	1,500	1,582
Pennsylvania Economic Development Financing Authority,
Rev., 4.00%, 05/15/2048	2,055	1,924
Rev., 5.00%, 05/15/2031	2,385	2,679
Pennsylvania Economic Development Financing Authority, Pennsylvania Bridges Finco LP P3 Project,
Rev., AMT, 5.00%, 12/31/2030	3,460	3,555
Rev., AMT, 5.00%, 12/31/2034	2,000	2,043
Rev., AMT, 5.00%, 06/30/2042	1,250	1,257
Pennsylvania Economic Development Financing Authority, Philadelphia Biosolids Facility,
Rev., 4.00%, 01/01/2028	1,590	1,580
Rev., 4.00%, 01/01/2029	450	447
Rev., 4.00%, 01/01/2031	800	792
Pennsylvania Economic Development Financing Authority, The Penndot Major Bridges,
Rev., AGM, AMT, 5.00%, 12/31/2057	6,730	6,883
Rev., AGM, AMT, 5.50%, 06/30/2042	5,640	6,221
Rev., AMT, 5.75%, 06/30/2048	7,000	7,691
Rev., AMT, 6.00%, 06/30/2061	1,500	1,671
Pennsylvania Economic Development Financing Authority, University of Pittsburgh Medical Center, Rev., 5.00%, 07/01/2038	5,500	5,500
Pennsylvania Economic Development Financing Authority, UPMC,
Series A1, Rev., 4.00%, 04/15/2045	5,440	5,217

SEE NOTES TO FINANCIAL STATEMENTS.

196	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Series A, Rev., 4.00%, 02/15/2042	1,330	1,288
Pennsylvania Economic Development Financing Authority, Waste Management Project, Rev., 0.95%, 12/01/2033 (z)	2,000	1,800
Pennsylvania Economic Development Financing Authority, Waste Management, Inc., Rev., AMT, 1.10%, 06/01/2031 (z)	2,000	1,813
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project,
Rev., AMT, 1.75%, 08/01/2038 (z)	5,000	4,881
Rev., AMT, 3.88%, 08/01/2045 (z)	3,000	3,000
Rev., AMT, (SIFMA Municipal Swap Index + 0.40%), 4.41%, 06/01/2041 (aa)	805	791
Series A, Rev., AMT, 0.58%, 08/01/2037 (z)	2,610	2,516
Pennsylvania Higher Education Assistance Agency, Series A, Rev., AMT, 5.00%, 06/01/2026	95	98
Pennsylvania Higher Education Assistance Agency, Senior, Series A, Rev., AMT, 5.00%, 06/01/2028	3,775	3,945
Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Rev., 5.00%, 08/15/2042	1,250	1,293
Pennsylvania Higher Educational Facilities Authority, University Pennsylvania Health System, Series A, Rev., 4.00%, 08/15/2035	1,170	1,186
Pennsylvania Housing Finance Agency, Series 133, Rev., 3.00%, 10/01/2050	3,005	2,902
Pennsylvania Housing Finance Agency, School of Nursing, Rev., HUD, 0.27%, 08/01/2024 (z)	3,200	3,190
Pennsylvania Housing Finance Agency, Social Bond,
Series A, Rev., 4.85%, 10/01/2043	4,000	4,099
Series A, Rev., 5.50%, 10/01/2053	1,500	1,594
Pennsylvania Housing Finance Agency, Social Bonds,
Series 141B, Rev., VRDO, 3.95%, 07/07/2023 (z)	5,000	5,000
Series 141A, Rev., 5.75%, 10/01/2053	3,075	3,277
Pennsylvania Turnpike Commission,
Series A1, Rev., 5.00%, 12/01/2027	1,000	1,086
Series A1, Rev., 5.00%, 12/01/2031	250	272
Series A1, Rev., 5.00%, 12/01/2034	1,000	1,074
Series A1, Rev., 5.00%, 12/01/2045	7,685	7,845
Series A1, Rev., 5.00%, 12/01/2046	1,000	1,029
Series A2, Rev., 5.00%, 12/01/2024	100	102
Series A, Rev., 5.25%, 12/01/2044	2,500	2,675
Series B, Rev., 4.00%, 12/01/2039	3,000	2,980
Series B, Rev., 5.00%, 12/01/2026	400	426
Series B, Rev., 5.00%, 12/01/2027	500	543
Series B, Rev., 5.00%, 12/01/2039	1,305	1,446
Series B, Rev., 5.25%, 12/01/2047	3,000	3,300
Series C, Rev., 4.00%, 12/01/2040	1,400	1,414
Series C, Rev., 4.00%, 12/01/2042	1,555	1,556

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Pennsylvania — continued
Series C, Rev., 5.00%, 12/01/2027	345	375
Series C, Rev., 5.00%, 12/01/2041	1,560	1,681
Series C, Rev., 5.00%, 12/01/2046	1,350	1,434
Pennsylvania Turnpike Commission, Motor License, Rev., 5.00%, 12/01/2040	1,000	1,052
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 12/01/2030	1,750	1,887
Series A, Rev., 4.00%, 12/01/2043	2,135	2,093
Pennsylvania Turnpike Commission, Subordinated,
Rev., 5.00%, 06/01/2026	2,000	2,081
Series A, Rev., 5.00%, 12/01/2036	2,775	2,886
Series B2, Rev., 5.00%, 06/01/2027	2,480	2,651
Philadelphia Authority for Industrial Development, Rev., 5.00%, 05/01/2033	1,250	1,346
Philadelphia Authority for Industrial Development, String Theory Charter School, Rev., 5.00%, 06/15/2040 (e)	900	901
Philadelphia Authority for Industrial Development, Thomas Jefferson University,
Series A, Rev., 5.00%, 09/01/2032	1,110	1,164
Series A, Rev., 5.00%, 09/01/2035	1,105	1,153
Series A, Rev., 5.00%, 09/01/2047	1,000	1,022
Philadelphia Gas Works Co., Series A, Rev., AGM, 4.00%, 08/01/2045	5,000	4,917
Pittsburgh Water & Sewer Authority,
Series B, Rev., AGM, 4.00%, 09/01/2036	500	511
Series B, Rev., AGM, 4.00%, 09/01/2038	500	505
Series B, Rev., AGM, 4.00%, 09/01/2045	2,250	2,268
Series C, Rev., AGM, (SIFMA Municipal Swap Index + 0.65%), 4.66%, 09/01/2040 (aa)	3,110	3,110
Pittsburgh Water & Sewer Authority, First Lien, Series A, Rev., AGM, 5.00%, 09/01/2048 (w)	1,000	1,091
Ridley School District, GO, BAM, 5.25%, 11/15/2039	4,545	4,956
School District of Philadelphia (The),
Series A, GO, 5.00%, 09/01/2027	610	650
Series A, GO, 5.00%, 09/01/2031	245	274
Series A, GO, 5.00%, 09/01/2035	3,000	3,234
Series F, GO, 5.00%, 09/01/2035	5,000	5,142
School District of Philadelphia (The), Green Bond,
Series B, GO, 5.00%, 09/01/2027	895	953
Series B, GO, 5.00%, 09/01/2028	1,485	1,609
Series B, GO, 5.00%, 09/01/2029	450	494
Scranton School District, Series E, GO, BAM, 4.00%, 12/01/2037	1,025	1,034
Southeastern Pennsylvania Transportation Authority, Asset Improvement Program,
Rev., 5.25%, 06/01/2041	3,000	3,390
Rev., 5.25%, 06/01/2042	1,500	1,689
Rev., 5.25%, 06/01/2047	7,750	8,614
Sports & Exhibition Authority of Pittsburgh and Allegheny County,
Rev., AGM, 5.00%, 02/01/2027	2,250	2,395

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	197

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Pennsylvania — continued
Rev., AGM, 5.00%, 02/01/2028	2,590	2,813
State Public School Building Authority, Northampton County Area Community,
Rev., BAM, 4.00%, 03/01/2029	1,000	1,039
Rev., BAM, 4.00%, 03/01/2030	640	664
Rev., BAM, 4.00%, 03/01/2031	500	519
Rev., BAM, 5.00%, 03/01/2027	715	758
Rev., BAM, 5.00%, 03/01/2028	755	815
State Public School Building Authority, Philadelphia School District, Rev., AGM, 5.00%, 06/01/2030	3,480	3,665
Westmoreland County Industrial Development Authority, Excela Health Project,
Series A, Rev., 4.00%, 07/01/2025	575	570
Series A, Rev., 5.00%, 07/01/2028	1,400	1,448

		345,425

Puerto Rico — 0.8%
Commonwealth of Puerto Rico, Restructured,
Series A1, GO, 4.00%, 07/01/2033	481	457
Series A1, GO, 4.00%, 07/01/2041	505	439
Series A1, GO, 4.00%, 07/01/2046	525	444
Series A1, GO, 5.25%, 07/01/2023	1,267	1,267
Series A1, GO, 5.38%, 07/01/2025	1,917	1,964
Series A1, GO, 5.63%, 07/01/2027	4,045	4,260
Series A1, GO, 5.63%, 07/01/2029	2,000	2,142
Series A1, GO, 5.75%, 07/01/2031	2,008	2,193
Series A, GO, Zero Coupon, 07/01/2024	161	154
Series A, GO, Zero Coupon, 07/01/2033	7,410	4,530
Commonwealth of Puerto Rico, Subordinate, Note Claims, Series CW, 0.00%, 11/01/2043 (z)	2,279	1,148
Puerto Rico Electric Power Authority,
Series AAA, Rev., 5.25%, 07/01/2023 (d)	100	38
Series AAA, Rev., 5.25%, 07/01/2024 (d)	2,450	919
Series CCC, Rev., 4.63%, 07/01/2025 (d)	100	38
Series DDD, Rev., 5.00%, 07/01/2020 (d)	570	214
Series NN, Rev., NATL, 4.75%, 07/01/2033	30	29
Series TT, Rev., 5.00%, 07/01/2020 (d)	285	107
Series TT, Rev., 5.00%, 07/01/2021 (d)	100	37
Series TT, Rev., 5.00%, 07/01/2037 (d)	1,200	450
Series XX, Rev., 4.63%, 07/01/2025 (d)	100	37
Series XX, Rev., 4.75%, 07/01/2026 (d)	295	111
Series ZZ, Rev., 4.25%, 07/01/2020 (d)	470	176
Series ZZ, Rev., 5.25%, 07/01/2019 (d)	580	217
Series ZZ, Rev., 5.25%, 07/01/2023 (d)	500	187
Puerto Rico Electric Power Authority, Libor, Series UU, Rev., AGM, (ICE LIBOR USD 3 Month * 0.67 + 0.52%), 3.99%, 07/01/2029 (aa)	500	463
Puerto Rico Highway & Transportation Authority, Restructured Toll Revenue, Series A, Rev., 5.00%, 07/01/2062	5,000	4,863

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Puerto Rico — continued
Puerto Rico Highway & Transportation Authority, Restructured Toll Revenue Convertible Capital Appreciation, Series C, Rev., 0.00%, 07/01/2053	3,000	1,830
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured,
Series A1, Rev., Zero Coupon, 07/01/2031	2,925	2,087
Series A1, Rev., 4.75%, 07/01/2053	3,000	2,859
Series A1, Rev., 5.00%, 07/01/2058	9,500	9,261
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Restructured,
Series A1, Rev., 4.55%, 07/01/2040	1,385	1,353
Series A2, Rev., 4.33%, 07/01/2040	7,600	7,228

		51,502

Rhode Island — 0.2%
Rhode Island Health and Educational Building Corp., Brown University, Series A, Rev., 4.00%, 09/01/2037	1,000	1,015
Rhode Island Housing and Mortgage Finance Corp., Series 71, Rev., GNMA COLL, 3.75%, 10/01/2049	375	370
Rhode Island Housing and Mortgage Finance Corp., Homeownership Opportunity,
Series 73A, Rev., 0.95%, 04/01/2026	500	462
Series 73A, Rev., 1.10%, 04/01/2027	300	272
Series 73A, Rev., 1.65%, 10/01/2029	715	625
Series 73A, Rev., 3.00%, 10/01/2050	1,215	1,172
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, Series 75A, Rev., 3.00%, 10/01/2051	2,720	2,615
Rhode Island Student Loan Authority, Senior Bond, Series A, Rev., AMT, 5.00%, 12/01/2029	370	402
Tobacco Settlement Financing Corp., Series B, Rev., 4.50%, 06/01/2045	3,170	3,128

		10,061

South Carolina — 0.9%
City of Columbia Waterworks & Sewer System Revenue, Rev., 5.00%, 02/01/2047	2,625	2,906
City of Rock Hill, Combined Utility System Revenue, Rev., 5.00%, 01/01/2027	250	261
Columbia Housing Authority, Colonial Bluffs Apartments, Rev., 1.25%, 08/01/2025 (z)	770	747
Lexington County Health Services District, Inc., Lexmed Obligated Group,
Rev., 4.00%, 11/01/2030	1,000	1,023
Rev., 4.00%, 11/01/2031	1,000	1,022
Patriots Energy Group Financing Agency, Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 10/01/2048 (z)	40	40
South Carolina Jobs-Economic Development Authority, Bon Secours Mercy Health, Series S, Rev., 5.00%, 12/01/2048 (z)	1,000	1,028

SEE NOTES TO FINANCIAL STATEMENTS.

198	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
South Carolina — continued
South Carolina Jobs-Economic Development Authority, McLeod Health Projects, Rev., 5.00%, 11/01/2048	1,000	1,026
South Carolina Jobs-Economic Development Authority, Prisma Health Obligated Group, Series A, Rev., 5.00%, 05/01/2030	1,500	1,583
South Carolina Ports Authority, Rev., AMT, 5.00%, 07/01/2043	5,680	5,877
South Carolina Public Service Authority,
Series A, Rev., 4.00%, 12/01/2033	1,000	1,005
Series A, Rev., 4.00%, 12/01/2034	2,000	2,008
Series A, Rev., 4.00%, 12/01/2037	2,000	1,993
Series A, Rev., 4.00%, 12/01/2038	520	515
Series A, Rev., 5.00%, 12/01/2024	500	510
Series A, Rev., 5.00%, 12/01/2027	1,525	1,623
Series A, Rev., 5.00%, 12/01/2028	1,700	1,740
Series A, Rev., 5.00%, 12/01/2029	85	93
Series A, Rev., 5.00%, 12/01/2031	4,500	4,916
Series A, Rev., 5.00%, 12/01/2032	1,000	1,089
Series B, Rev., 5.00%, 12/01/2040	1,000	1,056
Series B, Rev., 5.00%, 12/01/2041	1,000	1,016
South Carolina Public Service Authority, Bond Exchange, Series A, Rev., 5.00%, 12/01/2050	5,000	5,013
South Carolina Public Service Authority, Obligations, Series C, Rev., 5.00%, 12/01/2027	1,600	1,675
South Carolina State Housing Finance & Development Authority,
Series A, Rev., 3.00%, 01/01/2052	705	678
Series A, Rev., 4.00%, 01/01/2052	870	865
Series B, Rev., 3.25%, 01/01/2052	6,855	6,670
South Carolina State Housing Finance & Development Authority, James Lewis Jr. Eastside, Rev., FNMA COLL, 0.30%, 09/01/2024 (z)	2,190	2,128
South Carolina State Housing Finance & Development Authority, Villages At Congaree, Rev., 1.25%, 06/01/2025 (z)	895	872
Spartanburg Housing Authority, Connecticut Village Apartments, Rev., 1.05%, 08/01/2025 (z)	625	623
Spartanburg Housing Authority, Hickory Heights and Oakland, Rev., HUD, 0.29%, 10/01/2024 (z)	1,000	989
Spartanburg Regional Health Services District, Services District, Inc.,
Rev., 5.00%, 04/15/2026	565	586
Rev., 5.00%, 04/15/2028	500	535

		53,711

South Dakota — 0.1%
County of Lincoln, Augustana College Association, Rev., 4.00%, 08/01/2041	250	219
South Dakota Housing Development Authority, Series C, Rev., GNMA/FNMA/FHLMC COLL, 3.50%, 05/01/2051	1,000	978

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

South Dakota — continued
South Dakota Housing Development Authority, Homeownership Mortgage, Series B, Rev., 3.00%, 11/01/2051	2,780	2,672

		3,869

Tennessee — 1.2%
Chattanooga Health Educational & Housing Facility Board, Battery Heights Apartments, Rev., 0.20%, 08/01/2024 (z)	90	90
Chattanooga Health Educational & Housing Facility Board, Commonspirit Health, Series A1, Rev., 5.00%, 08/01/2028	305	326
City of Clarksville Water Sewer & Gas Revenue, Rev., 5.00%, 02/01/2041 (p)	965	1,013
City of Memphis Storm Water System Revenue, Rev., 5.00%, 10/01/2044	3,365	3,541
County of Coffee, GO, 5.00%, 06/01/2026	250	264
Health Educational and Housing Facility Board of the City of Memphis (The), Tillman Cove Apartments, Rev., HUD, 0.55%, 12/01/2024 (z)	2,275	2,192
Knox County Health Educational & Housing Facility Board, Westview Towers Project, Rev., HUD, 3.95%, 12/01/2027 (z)	410	409
Knoxville’s Community Development Corp., Austin 1B Apartments Project, Rev., 0.22%, 10/01/2024 (z)	320	316
Memphis-Shelby County Airport Authority,
Rev., AMT, 5.00%, 07/01/2032	270	286
Rev., AMT, 5.00%, 07/01/2043	2,055	2,109
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Rev., 5.00%, 07/01/2046	1,285	1,308
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical Center, Series A, Rev., 5.00%, 07/01/2040	7,555	7,732
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Richland Hills Apartments Project, Rev., HUD, 1.25%, 12/01/2024 (z)	5,644	5,587
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Bond, Vanderbilt University Medical, Rev., 5.00%, 07/01/2031	2,785	3,089
Metropolitan Government Nashville & Davidson County Industrial Development Bond, Waste Management, Inc. Tenn Project, Rev., AMT, 0.58%, 08/01/2031 (z)	600	579
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Rev., 5.00%, 07/01/2025 (p)	50	50

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	199

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Tennessee — continued
Metropolitan Government of Nashville & Davidson County, Water & Sewer Revenue, Subordinate, Series B, Rev., 5.00%, 07/01/2035	1,500	1,614
Metropolitan Nashville Airport Authority (The),
Series B, Rev., AMT, 5.00%, 07/01/2026	70	72
Series B, Rev., AMT, 5.00%, 07/01/2027	170	179
Series B, Rev., AMT, 5.25%, 07/01/2033	270	307
Series B, Rev., AMT, 5.25%, 07/01/2047	3,500	3,737
Series B, Rev., AMT, 5.50%, 07/01/2038	1,625	1,817
Tennergy Corp., Series A, Rev., 4.00%, 12/01/2051 (z)	5,500	5,426
Tennergy Corp., Gas Supply Bonds, Series A, Rev., 5.50%, 10/01/2053 (z)	5,000	5,293
Tennessee Energy Acquisition Corp.,
Rev., 4.00%, 11/01/2049 (z)	4,480	4,456
Rev., 5.00%, 05/01/2052 (z)	18,000	18,673
Tennessee Energy Acquisition Corp., Gas Project, Series A1, Rev., 5.00%, 05/01/2053 (z)	4,000	4,138
Tennessee Housing Development Agency, Residential Finance Program I, Rev., 3.75%, 01/01/2050	230	227

		74,830

Texas — 9.2%
Argyle Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,083
Arlington Higher Education Finance Corp.,
Series A, Rev., PSF-GTD, 4.00%, 08/15/2024	200	201
Series A, Rev., PSF-GTD, 4.00%, 08/15/2025	445	449
Series A, Rev., PSF-GTD, 4.00%, 08/15/2026	265	270
Series A, Rev., PSF-GTD, 4.00%, 08/15/2030	425	443
Series A, Rev., PSF-GTD, 5.00%, 08/15/2031	555	635
Arlington Higher Education Finance Corp., Legacy Traditional Schools, Rev., 4.13%, 02/15/2041	815	618
Arlington Higher Education Finance Corp., Legacy Traditional Schools Texas, Rev., 6.00%, 02/15/2042 (e)	250	237
Austin Convention Enterprises, Inc., First Tier Convention Center, Rev., 5.00%, 01/01/2033	1,125	1,148
Austin Independent School District,
GO, 5.00%, 08/01/2026	1,000	1,061
GO, 5.00%, 08/01/2038	500	570
Barbers Hill Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2033	1,010	1,183
GO, PSF-GTD, 5.00%, 02/15/2035	3,000	3,476
Beaumont Independent School District, GO, PSF-GTD, 5.00%, 02/15/2028	1,535	1,607

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued
Bexar County Hospital District, Certificates of Obligation,
GO, 5.00%, 02/15/2036	370	417
GO, 5.00%, 02/15/2037	230	257
Board of Regents of the University of Texas System,
Series A, Rev., 5.00%, 08/15/2030	1,000	1,151
Series E, Rev., 5.00%, 08/15/2027	1,000	1,084
Board of Regents of the University of Texas System, Financing System, Series A, Rev., 4.00%, 08/15/2036	1,000	1,000
Boerne Independent School District, GO, PSF-GTD, 3.13%, 02/01/2053 (z)	1,775	1,757
Brazoria County Toll Road Authority, Subordinated Lien, Series A, Rev., CNTY GTD, 5.00%, 03/01/2033	1,670	1,794
Brazosport Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2029	2,000	2,232
GO, PSF-GTD, 5.00%, 02/15/2030	1,925	2,146
Cameron County Housing Finance Corp., Sunfield Country Apartments, Rev., 0.28%, 02/01/2024 (z)	415	414
Capital Area Housing Finance Corp., Redwood Apartments, Rev., 0.41%, 01/01/2041 (z)	6,605	6,468
Central Texas Regional Mobility Authority,
Series B, Rev., 4.00%, 01/01/2040	800	793
Series B, Rev., 4.00%, 01/01/2051	1,250	1,169
Series B, Rev., 5.00%, 01/01/2037	1,000	1,082
Series B, Rev., 5.00%, 01/01/2046	1,500	1,581
Central Texas Regional Mobility Authority, Senior Lien,
Series B, Rev., 4.00%, 01/01/2039	600	599
Series B, Rev., 4.00%, 01/01/2040	500	496
Series B, Rev., 5.00%, 01/01/2024	230	232
Series B, Rev., 5.00%, 01/01/2045	3,595	3,773
Series D, Rev., 5.00%, 01/01/2033	480	537
Series E, Rev., 5.00%, 01/01/2045	2,665	2,797
Central Texas Regional Mobility Authority, Subordinated, Series F, Rev., BAN, 5.00%, 01/01/2025	4,770	4,835
Central Texas Turnpike System, Subordinate, Series C, Rev., 5.00%, 08/15/2042	5,000	5,031
City Austin, Certificates Obligation,
GO, 5.00%, 09/01/2032	1,750	1,998
GO, 5.00%, 09/01/2033	1,100	1,254
GO, 5.00%, 09/01/2034	1,750	1,991
City of Arlington, Tax Increment Reinvestment Zone, Tax Allocation, 4.00%, 08/15/2041	1,000	908
City of Austin Airport System Revenue,
Rev., AMT, 5.00%, 11/15/2029	1,400	1,519
Rev., AMT, 5.00%, 11/15/2040	1,500	1,600
City of Austin Water & Wastewater System Revenue,
Rev., 4.00%, 11/15/2036	185	190
Rev., 5.00%, 11/15/2039	500	503

SEE NOTES TO FINANCIAL STATEMENTS.

200	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Series C, Rev., 5.00%, 11/15/2025 (p)	175	183
Series C, Rev., 5.00%, 11/15/2032	1,000	1,150
City of Austin Water & Wastewater System Revenue, Unrefunded, Series C, Rev., 5.00%, 11/15/2025	335	350
City of Austin, Airport System Revenue,
Series B, Rev., AMT, 5.00%, 11/15/2030	1,000	1,086
Series B, Rev., AMT, 5.00%, 11/15/2033	1,130	1,174
Series B, Rev., AMT, 5.00%, 11/15/2036	3,335	3,474
City of Austin, Electric Utility Revenue,
Series A, Rev., 5.00%, 11/15/2038	1,265	1,302
Series B, Rev., 5.00%, 11/15/2037	1,505	1,654
Series B, Rev., 5.00%, 11/15/2038	1,340	1,465
Series B, Rev., 5.00%, 11/15/2044	1,000	1,069
City of Austin, Refunding & Public Improvement, GO, 5.00%, 09/01/2033	620	707
City of Austin, Water & Wastewater System Revenue, Rev., 5.00%, 11/15/2041	7,000	7,304
City of Corpus Christi, Utility System Revenue,
Rev., 5.00%, 07/15/2028 (w)	1,885	2,063
Rev., 5.00%, 07/15/2039 (w)	1,000	1,116
City of Dallas Housing Finance Corp., Midpark Towers, Rev., 0.35%, 01/01/2024 (z)	120	120
City of Dallas Waterworks & Sewer System Revenue,
Series A, Rev., 5.00%, 10/01/2047	5,000	5,579
Series C, Rev., 4.00%, 10/01/2031	2,000	2,111
Series C, Rev., 4.00%, 10/01/2039	7,470	7,608
Series C, Rev., 4.00%, 10/01/2040	1,000	1,013
Series C, Rev., 5.00%, 10/01/2029	1,125	1,265
City of Eagle Pass, Certificates Obligation,
GO, AGM, 4.00%, 03/01/2039	500	501
GO, AGM, 4.00%, 03/01/2041	680	683
City of Fort Worth, GO, 4.00%, 03/01/2030	1,150	1,201
City of Garland, Certificates Obligation, GO, 5.00%, 02/15/2024	275	278
City of Haslet, Improvement Area Second Project, Special Assessment, 3.25%, 09/01/2031 (e)	500	426
City of Houston Airport System Revenue, Subordinate Lien,
Rev., AGM, AMT, 5.00%, 07/01/2028 (w)	550	585
Rev., AGM, AMT, 5.00%, 07/01/2029 (w)	1,580	1,696
Rev., AGM, AMT, 5.00%, 07/01/2037 (w)	2,000	2,174
City of Houston Airport System Revenue, Subordinated, Series A, Rev., AMT, 4.00%, 07/01/2035	1,000	1,001
City of Houston Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 4.00%, 07/01/2040	3,570	3,443
Series A, Rev., AMT, 5.00%, 07/01/2024	1,000	1,010
Series A, Rev., AMT, 5.00%, 07/01/2028	1,000	1,065
Series A, Rev., AMT, 5.00%, 07/01/2034	2,500	2,721
Series B, Rev., 5.00%, 07/01/2027	1,995	2,148
City of Houston Airport System Revenue, United Airlines, Inc. Terminal, Rev., AMT, 4.00%, 07/15/2041	4,365	3,957

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued
City of Houston Combined Utility System Revenue, First Lien, Series A, Rev., 4.00%, 11/15/2033	1,200	1,264
City of Houston Hotel Occupancy Tax & Special Revenue, Convention & Entertainment,
Rev., 4.00%, 09/01/2023	50	50
Rev., 4.00%, 09/01/2024	150	151
Rev., 4.00%, 09/01/2025	45	45
Rev., 4.00%, 09/01/2029	280	292
City of Houston, Airport System Revenue, Series C, Rev., AMT, 5.00%, 07/01/2028	470	501
City of Houston, Airport System Revenue, Special Facilities, United Airlines, Inc., Rev., AMT, 5.00%, 07/15/2028	600	610
City of Houston, Airport System Revenue, Subordinated Lien,
Series A, Rev., AMT, 5.00%, 07/01/2028	890	948
Series B, Rev., 5.00%, 07/01/2026	1,000	1,056
City of Houston, Combined Utility System Revenue, First Lien,
Series A, Rev., 5.00%, 11/15/2029	1,100	1,238
Series C, Rev., 5.00%, 11/15/2029	3,100	3,490
City of Justin, Timberbrook Public Improvement, Special Assessment, 3.00%, 09/01/2031 (e)	315	274
City of Kyle, 6 Creeks Public Improvement, Special Assessment, 2.63%, 09/01/2025 (e)	330	312
City of Lewisville, Waterworks & Sewer System Revenue, Rev., 5.00%, 02/15/2038	1,015	1,148
City of Lubbock Electric Light & Power System Revenue,
Rev., 5.00%, 04/15/2026	800	837
Rev., 5.00%, 04/15/2027	785	837
Rev., 5.00%, 04/15/2028	900	975
City of McKinney Waterworks & Sewer System Revenue, Rev., 5.00%, 03/15/2026	350	368
City of Palestine, Certificates Obligation, GO, AGM, 4.00%, 02/15/2046	5,000	4,904
City of San Antonio Electric & Gas Systems Revenue,
Rev., 4.00%, 02/01/2030	1,660	1,751
Rev., 5.00%, 02/01/2025	3,095	3,182
City of San Antonio Electric & Gas Systems Revenue, Junior Lien,
Rev., 4.00%, 02/01/2037	1,000	1,024
Rev., (SIFMA Municipal Swap Index + 0.87%), 4.88%, 02/01/2048 (aa)	3,000	3,000
Series D, Rev., 1.13%, 12/01/2045 (z)	6,510	5,752
City of San Antonio, Electric & Gas Systems Revenue, Rev., 4.00%, 02/01/2027	2,000	2,059
Cleburne Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2036	1,065	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	201

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Clifton Higher Education Finance Corp., Idea Public School,
Series A, Rev., 4.00%, 08/15/2035	415	407
Series A, Rev., 4.00%, 08/15/2047	1,300	1,142
Series T, Rev., PSF-GTD, 4.00%, 08/15/2036	700	715
Series T, Rev., PSF-GTD, 4.00%, 08/15/2047	1,175	1,140
Series T, Rev., PSF-GTD, 5.00%, 08/15/2023	60	60
Series T, Rev., PSF-GTD, 5.00%, 08/15/2024	65	66
Series T, Rev., PSF-GTD, 5.00%, 08/15/2025	70	72
Series T, Rev., PSF-GTD, 5.00%, 08/15/2026	55	58
Series T, Rev., PSF-GTD, 5.00%, 08/15/2027	30	32
Series T, Rev., PSF-GTD, 5.00%, 08/15/2028	40	43
Series T, Rev., PSF-GTD, 5.00%, 08/15/2030	215	239
Clifton Higher Education Finance Corp., Idea Public Schools, Rev., PSF-GTD, 5.00%, 08/15/2026	1,840	1,931
Clifton Higher Education Finance Corp., International Leadership of Texas,
Rev., PSF-GTD, 4.00%, 08/15/2023	75	75
Rev., PSF-GTD, 4.00%, 08/15/2024	115	116
Rev., PSF-GTD, 4.00%, 08/15/2025	145	147
Conroe Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2024	750	759
County of Bexar,
GO, 4.00%, 06/15/2040	11,085	11,102
GO, 5.00%, 06/15/2043 (p)	2,000	2,117
County of Collin, GO, 5.00%, 02/15/2029 (w)	2,000	2,223
County of Dallas, Certificates of Obligation, GO, 5.00%, 08/15/2041	2,550	2,852
County of Denton, GO, 5.00%, 07/15/2027	1,000	1,080
County of El Paso, Series A, GO, 5.00%, 02/15/2027	1,430	1,496
County of Harris,
Series A, GO, 5.00%, 10/01/2024	1,900	1,945
Series A, GO, 5.00%, 10/01/2029	1,150	1,296
County of Harris, Subordinate, Series A, GO, 5.00%, 08/15/2026	1,750	1,856
County of Nueces, GO, 5.00%, 02/15/2029	460	510
Cypress-Fairbanks Independent School District, School Building, Series B2, GO, PSF-GTD, 0.28%, 02/15/2040 (z)	1,350	1,297
Dallas Area Rapid Transit,
Series A, Rev., 5.00%, 12/01/2029 (p)	1,890	1,974
Series A, Rev., 5.00%, 12/01/2046 (p)	2,000	2,088
Dallas Area Rapid Transit, Senior Lien, Rev., 5.00%, 12/01/2032	1,000	1,125

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued
Dallas Fort Worth International Airport, Series B, Rev., 5.00%, 11/01/2050	4,000	4,317
Dallas Fort Worth International Airport, Dallas Fort Worth International,
Rev., 5.00%, 11/01/2025	1,825	1,901
Rev., 5.00%, 11/01/2026	2,850	3,031
Dallas Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,240	1,303
Deer Park Independent School District, GO, PSF-GTD, 5.00%, 08/15/2028	1,000	1,106
Del Valle Independent School District,
GO, PSF-GTD, 4.00%, 06/15/2031	3,085	3,290
GO, PSF-GTD, 4.00%, 06/15/2032	3,405	3,616
GO, PSF-GTD, 4.00%, 06/15/2033	5,740	6,092
GO, PSF-GTD, 4.00%, 06/15/2034	3,280	3,477
GO, PSF-GTD, 5.00%, 06/15/2026	1,750	1,849
Denton Independent School District, GO, PSF-GTD, 5.00%, 08/15/2027	1,000	1,082
Eagle Mountain & Saginaw Independent School District, GO, PSF-GTD, 5.00%, 08/15/2026	1,000	1,058
Fort Bend Grand Parkway Toll Road Authority,
Series A, Rev., CNTY GTD, 5.00%, 03/01/2026	750	787
Series A, Rev., CNTY GTD, 5.00%, 03/01/2027	285	305
Series A, Rev., CNTY GTD, 5.00%, 03/01/2029	390	434
Series A, Rev., CNTY GTD, 5.00%, 03/01/2030	1,000	1,132
Fort Bend Independent School District,
Series B, GO, PSF-GTD, 0.72%, 08/01/2051 (z)	640	567
Series B, GO, PSF-GTD, 0.88%, 08/01/2050 (z)	860	808
Fort Worth Independent School District, GO, PSF-GTD, 5.00%, 02/15/2040	1,750	1,980
Frisco Independent School District, school Building, Series A, GO, PSF-GTD, 4.00%, 08/15/2032	2,140	2,179
Galveston Public Facility Corp., The Oleanders At Broadway, Rev., HUD, 0.47%, 08/01/2025 (z)	560	538
Goose Creek Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	900	944
Grand Parkway Transportation Corp., Grand Parkway System, Rev., 4.00%, 10/01/2045	10,125	9,897
Grand Parkway Transportation Corp., Subordinated Tier Toll, Series B, Rev., 5.00%, 04/01/2053 (p)	100	100
Hale Center Education Facilities Corp., Wayland Baptist University Project, Rev., 5.00%, 03/01/2034	1,265	1,328

SEE NOTES TO FINANCIAL STATEMENTS.

202	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Harlandale Independent School District, GO, PSF-GTD, 0.75%, 08/15/2045 (z)	465	442
Harlandale Independent School District, Variable Maintenance Tax Notes, GO, BAM, 2.00%, 08/15/2040 (z)	350	346
Harlingen Consolidated Independent School District, GO, PSF-GTD, 5.00%, 08/15/2024	80	82
Harris County Cultural Education Facilities Finance Corp., Medical Facilities Mortgage Revenue, Rev., (ICE LIBOR USD 1 Month * 0.70 + 0.65%), 4.27%, 11/15/2046 (aa)	1,130	1,130
Harris County Cultural Education Facilities Finance Corp., Texas Children’s Hospital,
Rev., 4.00%, 10/01/2041	3,205	3,166
Rev., 5.00%, 10/01/2051 (z)	3,000	3,427
Harris County Cultural Education Facilities Finance Corp., Texas Medical Center, Series A, Rev., 0.90%, 05/15/2050 (z)	6,315	5,938
Harris County Flood Control District, Series A, GO, 5.00%, 10/01/2029	1,700	1,919
Harris County Flood Control District, Sustainability Bond,
Series A, GO, 4.00%, 09/15/2041 (w)	2,500	2,522
Series A, GO, 4.00%, 09/15/2048 (w)	9,000	8,835
Harris County Industrial Development Corp., Energy Transfer, Rev., 4.05%, 11/01/2050 (z)	2,000	2,012
Harris County Toll Road Authority, First Lien, Rev., 5.00%, 08/15/2030	1,200	1,368
Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann, Rev., 5.00%, 06/01/2032 (z)	1,000	1,019
Harris County, Toll Road Authority, Senior Lien, Series A, Rev., 5.00%, 08/15/2024	100	102
Hidalgo County Regional Mobility Authority, Senior Lien,
Series A, Rev., 5.00%, 12/01/2032	1,000	1,069
Series A, Rev., 5.00%, 12/01/2033	575	611
Series A, Rev., 5.00%, 12/01/2034	750	791
Housing Options, Inc., The Oaks Project, Rev., 0.50%, 08/01/2041 (z)	240	223
Houston Higher Education Finance Corp., Houston Baptist University, Rev., 4.00%, 10/01/2051	1,100	918
Houston Higher Education Finance Corp., Kipp, Inc., Rev., PSF-GTD, 4.00%, 08/15/2040	2,500	2,409
Houston Housing Finance Corp., Temenos Place Apartments, Rev., 0.29%, 08/01/2024 (z)	60	60
Houston Independent School District, Series C, GO, PSF-GTD, 4.00%, 06/01/2039 (z)	4,350	4,400
Katy Independent School District, Series B, GO, PSF-GTD, 5.00%, 02/15/2036	2,475	2,575
Kilgore Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	450	472

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued
Lake Houston Redevelopment Authority, Rev., 4.00%, 09/01/2035	250	237
Lake Travis Independent School District, School Building, Series A, GO, PSF-GTD, 5.00%, 02/15/2043 (p)	1,090	1,171
Lamar Consolidated Independent School District, GO, PSF-GTD, 5.00%, 02/15/2029	150	167
Love Field Airport Modernization Corp., Southwest Airlines Co. Project, Rev., AMT, 5.00%, 11/01/2028	2,000	2,000
Lower Colorado River Authority,
Rev., AGM, 4.00%, 05/15/2033	500	503
Rev., AGM, 5.00%, 05/15/2031	4,795	5,526
Rev., AGM, 5.00%, 05/15/2032	5,000	5,711
Series A, Rev., 5.00%, 05/15/2027	420	450
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2027	700	749
Lower Colorado River Authority, LCRA Transmission Services, Rev., 5.00%, 05/15/2030	1,000	1,128
Lower Colorado, River Authority, Transmission Services Contract, Rev., 5.00%, 05/15/2029	100	111
Mansfield Independent School District, GO, PSF-GTD, 3.00%, 08/01/2036	1,000	932
Matagorda County Navigation District No. 1, Central Power & Light Co., Rev., 2.60%, 11/01/2029	3,500	3,156
Matagorda County Navigation District No. 1, Central Power and Light Co., Rev., AMT, 0.90%, 05/01/2030 (z)	4,945	4,912
Medina Valley Independent School District, GO, PSF-GTD, 0.82%, 02/15/2051 (z)	615	563
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, Contractual Obligation, Series B, Rev., 5.00%, 11/01/2025	435	453
New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A, Rev., 5.00%, 08/15/2047	1,000	1,026
New Hope Cultural Education Facilities Finance Corp., NCCD College Station Project, Series A, Rev., 5.00%, 07/01/2035 (d)	1,500	1,357
New Hope Cultural Education Facilities Finance Corp., Westminster Project, Rev., 4.00%, 11/01/2049	100	78
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Rev., PSF-GTD, 5.00%, 06/15/2038	1,365	1,509
North Central Texas Housing Finance Corp., Bluebonnet Ridge Apartment, Rev., 0.38%, 08/01/2040 (z)	505	483
North East Independent School District, Series C, GO, PSF-GTD, 2.05%, 08/01/2046 (z)	2,665	2,662

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	203

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
North Fort Bend Water Authority, Rev., BAM, 5.00%, 12/15/2026	1,520	1,620
North Texas Municipal Water District Water System Revenue, Rev., 3.00%, 09/01/2041	575	487
North Texas Tollway Authority,
Series A, Rev., 5.00%, 01/01/2029	1,800	1,886
Series B, Rev., 5.00%, 01/01/2027	1,150	1,178
North Texas Tollway Authority, Capital Appreciation, First Tier, Rev., AGC, Zero Coupon, 01/01/2030	1,500	1,202
North Texas Tollway Authority, First Tier Bonds,
Series A, Rev., 4.00%, 01/01/2035	2,000	2,054
Series A, Rev., 5.00%, 01/01/2037	1,500	1,653
Series A, Rev., 5.00%, 01/01/2040	4,000	4,313
North Texas Tollway Authority, Second Tier,
Rev., 4.25%, 01/01/2049	4,000	3,959
Rev., 5.00%, 01/01/2048	2,335	2,413
Series B, Rev., 4.00%, 01/01/2035	1,000	1,032
Series B, Rev., 4.00%, 01/01/2037	1,000	1,012
Series B, Rev., 5.00%, 01/01/2027	215	225
Series B, Rev., 5.00%, 01/01/2033	1,000	1,060
North Texas Tollway Authority, Unrefunded First Tier, Series A, Rev., 5.00%, 01/01/2025	45	45
Northside Independent School District, GO, PSF-GTD, 0.70%, 06/01/2050 (z)	13,550	12,795
Northwest Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/2042 (p)	4,515	4,745
Odessa Junior College District, Consolidated Fund, Rev., AGM, 4.00%, 07/01/2026	1,015	1,040
Pasadena Independent School District, GO, PSF-GTD, 5.00%, 02/15/2047	2,000	2,185
Pearland Independent School District, GO, PSF-GTD, 5.00%, 02/15/2026	1,075	1,128
Permanent University Fund—Texas A&M University System, Board of Regents, Rev., 5.00%, 07/01/2039	1,500	1,697
Permanent University Fund—University of Texas System, Rev., 5.00%, 07/01/2041	2,000	2,000
Permanent University Fund—University of Texas System, Permanent University Fund Bonds, Rev., 5.00%, 07/01/2033	1,090	1,125
Plano Independent School District, GO, 5.00%, 02/15/2027	650	698
Port Authority of Houston of Harris County Texas,
Rev., 5.00%, 10/01/2026	850	904
Rev., 5.00%, 10/01/2028	1,250	1,384
Rev., 5.00%, 10/01/2029	1,250	1,410
Port Beaumont Navigation District, Jefferson Gulf Coast Energy,
Rev., AMT, 2.00%, 01/01/2027 (e)	550	484
Rev., AMT, 2.25%, 01/01/2029 (e)	800	662
Rev., AMT, 2.88%, 01/01/2041 (e)	120	78

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued
Port of Beaumont Industrial Development Authority, Taxable Jefferson Gulf Coast Energy, Rev., 4.10%, 01/01/2028 (e)	3,000	2,373
Port of Port Arthur Navigation District, Motiva Enterprises, Rev., VRDO, 5.03%, 07/07/2023 (z)	13,600	13,600
Prosper Independent School District, Series A, GO, PSF-GTD, 5.00%, 02/15/2030	25	28
Rockwall Independent School District,
GO, PSF-GTD, 5.00%, 02/15/2027	1,335	1,429
Series A, GO, PSF-GTD, 5.00%, 02/15/2038	1,000	1,111
Round Rock Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2031	1,000	1,118
San Antonio Education Facilities Corp., University of The Incarnate Word,
Rev., 4.00%, 04/01/2038	2,065	1,899
Rev., 4.00%, 04/01/2041	1,000	890
San Antonio Housing Trust Finance Corp., The Arbors At West Avenue, Rev., HUD, 1.45%, 03/01/2026 (z)	805	771
San Antonio Water System, Series 2013F, Rev., 1.00%, 05/01/2043 (z)	6,000	5,306
San Antonio Water System, Junior Lien, Series A, Rev., 5.00%, 05/15/2043	3,500	3,709
Spring Branch Independent School District, GO, PSF-GTD, 5.00%, 02/01/2028	1,660	1,812
State of Texas, Series B, GO, 4.00%, 08/01/2030	60	61
State of Texas, Mobility Fund, Series B, GO, 5.00%, 10/01/2032	14,655	15,205
State of Texas, Public Finance Authority, GO, 5.00%, 10/01/2026	1,000	1,062
State of Texas, Water Financial Assistance,
GO, 5.00%, 08/01/2024	125	127
Series B, GO, 5.00%, 08/01/2037	1,000	1,030
Strategic Housing Finance Corp. of Travis County, ECG Yager LP Yager, Rev., 0.46%, 09/01/2041 (z)	2,500	2,350
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health,
Rev., 4.00%, 11/15/2042	10,000	9,637
Series A, Rev., 5.00%, 11/15/2045	2,195	2,242
Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott & White Health Project,
Rev., 5.50%, 11/15/2047	12,415	13,659
Rev., 5.00%, 11/15/2052 (z)	4,455	4,829
Tarrant County Cultural Education Facilities Finance Corp., Christus Health, Series B, Rev., 5.00%, 07/01/2035	1,110	1,189
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center, Taxable,
Rev., AGM, 1.36%, 09/01/2024	800	758
Rev., AGM, 1.39%, 09/01/2025	600	546

SEE NOTES TO FINANCIAL STATEMENTS.

204	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Texas — continued
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas,
Rev., 5.00%, 10/01/2030	1,000	1,134
Rev., 5.00%, 10/01/2037	1,000	1,091
Texas Department of Housing & Community Affairs,
Series A, Rev., GNMA COLL, 4.00%, 03/01/2050	380	377
Series B, Rev., GNMA COLL, 6.00%, 03/01/2053	595	650
Texas Department of Housing & Community Affairs, Corona Del Valle, Rev., HUD, 0.37%, 08/01/2025 (z)	380	379
Texas Department of Housing & Community Affairs, Palladium Simpson Stuart Apartments, Rev., 0.35%, 01/01/2025 (z)	1,290	1,259
Texas Department of Housing & Community Affairs, Social Bond, Series A, Rev., GNMA, 3.50%, 07/01/2052	1,135	1,107
Texas Department of Housing & Community Affairs, Social Bonds, Series A, Rev., GNMA, 3.00%, 01/01/2052	2,155	2,068
Texas Municipal Gas Acquisition & Supply Corp. III,
Rev., 5.00%, 12/15/2025	1,305	1,327
Rev., 5.00%, 12/15/2030	3,300	3,425
Rev., 5.00%, 12/15/2031	2,000	2,084
Texas Municipal Gas Acquisition and Supply Corp. I, Series D, Rev., 6.25%, 12/15/2026	4,555	4,746
Texas Municipal Power Agency, Rev., AGM, 3.00%, 09/01/2038	500	432
Texas Private Activity Bond Surface Transportation Corp., Rev., AMT, 5.00%, 06/30/2058	12,920	12,857
Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group,
Rev., 4.00%, 12/31/2030	3,970	3,971
Rev., 4.00%, 06/30/2033	1,000	996
Texas Transportation Commission, Transportation Commission Mobility, GO, 0.65%, 10/01/2041 (z)	4,500	4,079
Texas Water Development Board,
Rev., 5.00%, 08/01/2025	1,300	1,352
Rev., 5.00%, 08/01/2026	2,250	2,389
Texas Water Development Board, Master Trust, Rev., 4.00%, 10/15/2033	1,000	1,061
Texas Water Development Board, Revolving Fund,
Rev., 4.00%, 08/01/2038	500	506
Rev., 5.00%, 08/01/2024	250	255
Rev., 5.00%, 08/01/2028	625	690
Series A, Rev., 5.00%, 10/15/2028	100	110
Texas Water Development Board, State Revolving Fund, Rev., 5.00%, 08/01/2027	2,835	3,074

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Texas — continued
Texas Water Development Board, State Water Implementation Fund,
Rev., 4.00%, 10/15/2045	3,000	2,999
Series A, Rev., 4.00%, 10/15/2033	1,900	1,955
Series A, Rev., 5.00%, 04/15/2026	100	105
Series A, Rev., 5.00%, 10/15/2030	500	523
Series A, Rev., 5.00%, 10/15/2047	2,480	2,611
Series B, Rev., 5.00%, 04/15/2049	11,535	12,244
Texas Water Development Board, State Water Implementation Revenue, Rev., 5.25%, 10/15/2046	2,000	2,090
Tomball Independent School District, School Building, Series B2, GO, PSF-GTD, 0.26%, 02/15/2039 (z)	3,055	2,923
Travis County Housing Finance Corp., Airport Gateway Apartments, Rev., 4.13%, 06/01/2045 (z)	190	190
Travis County Housing Finance Corp., Montopolis Apartments, Rev., 0.40%, 07/01/2041 (z)	1,930	1,930
Trinity River Authority Central Regional Wastewater System Revenue, Rev., 5.00%, 08/01/2029	1,500	1,680
University of Houston, Series A, Rev., 5.00%, 02/15/2041	2,000	2,188
University of Texas, Series C, Rev., 5.00%, 08/15/2028	100	111
Upper Trinity Regional Water District, Regional Treated Water Supply, Rev., BAM, 3.00%, 08/01/2023	715	715
Uptown Development Authority,
Tax Allocation, 4.00%, 09/01/2033	400	390
Tax Allocation, 4.00%, 09/01/2035	995	946
Waco Educational Finance Corp., Baylor University Issue, Series A, Rev., 4.00%, 03/01/2036	750	759
Waller Consolidated Independent School District,
GO, BAM, 5.00%, 02/15/2040	2,800	3,095
GO, BAM, 5.00%, 02/15/2042	6,550	7,185

		579,517

Utah — 0.5%
Canyons School District, Series B, GO, SCH BD GTY, 5.00%, 06/15/2027	1,000	1,083
City of Salt Lake City Airport Revenue,
Series A, Rev., AMT, 5.00%, 07/01/2028	1,750	1,864
Series A, Rev., AMT, 5.00%, 07/01/2037	5,000	5,355
County of Utah, IHC Health Services, Inc., Series B, Rev., 5.00%, 05/15/2060 (z)	625	657
Downtown East Streetcar Sewer Public Infrastructure District, Senior Lien, Series A, GO, 6.00%, 03/01/2053 (e)	1,415	1,407
Granite School District Board of Education, GO, SCH BD GTY, 5.00%, 06/01/2024	150	153
Intermountain Power Agency, Series A, Rev., 5.00%, 07/01/2030	500	573

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	205

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Utah — continued
Provo School District, GO, SCH BD GTY, 5.00%, 06/15/2028	2,000	2,209
Red Bridge Public Infrastructure District No. 1, Senior Infrastructure District, Series 1A, GO, 3.63%, 02/01/2035 (e)	600	489
State of Utah,
GO, 3.00%, 07/01/2034	2,000	1,950
GO, 5.00%, 07/01/2024	100	102
GO, 5.00%, 07/01/2029	1,580	1,776
GO, 5.00%, 07/01/2030	2,000	2,247
Series B, GO, 5.00%, 07/01/2029	100	112
University of Utah, Series A, Rev., 5.00%, 08/01/2039	1,505	1,591
University of Utah, Board of Regents, Series A, Rev., 4.00%, 08/01/2040	1,750	1,763
Utah Housing Corp., Drawdown New City, Rev., HUD, 3.50%, 08/01/2025 (z)	900	894
Utah Telecommunication Open Infrastructure Agency,
Rev., 5.00%, 06/01/2025	115	118
Rev., 5.00%, 06/01/2027	130	139
Rev., 5.00%, 06/01/2031	210	237
Rev., 5.25%, 06/01/2035	700	805
Rev., 5.25%, 06/01/2037	2,250	2,541
Utah Transit Authority, Series A, Rev., 4.00%, 06/15/2036 (p)	1,500	1,526
Vineyard Redevelopment Agency, Tax Allocation, AGM, 5.00%, 05/01/2024	190	193

		29,784

Vermont — 0.0% (g)
Vermont Housing Finance Agency, Series A, Rev., GNMA/FNMA/FHLMC COLL, 4.00%, 11/01/2049	280	278
Vermont Municipal Bond Bank, Vermont State Colleges System, Series A, Rev., 4.00%, 10/01/2034	250	264
Vermont Student Assistance Corp., Series A, Rev., AMT, 2.38%, 06/15/2039	525	482

		1,024

Virgin Islands — 0.0% (g)
Matching Fund Special Purpose Securitization Corp., Series A, Rev., 5.00%, 10/01/2027	1,505	1,513

Virginia — 1.9%
Albemarle County Economic Development Authority, Westminster Canterbury of the Blue Ridge, Rev., 4.00%, 06/01/2035	1,365	1,300
Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution,
Rev., BAN, 5.00%, 11/01/2023	4,000	4,015
Rev., 5.00%, 07/01/2051	4,000	4,043
Chesapeake Hospital Authority, Chesapeake Regional Medical Center, Rev., 5.00%, 07/01/2030	300	328
Chesapeake Hospital Authority, Regional Medical Center, Rev., 5.00%, 07/01/2028	550	594

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued
Commonwealth of Virginia, Series B, GO, 5.00%, 06/01/2027	3,000	3,181
County of Fairfax, Public Improvement, Series A, GO, 5.00%, 10/01/2031 (p)	945	996
County of Henrico Water & Sewer Revenue, Rev., 5.00%, 05/01/2046 (p)	1,000	1,057
Fairfax County Industrial Development Authority, Inova Health System Project, Rev., 5.00%, 05/15/2029	2,000	2,240
Fairfax County Redevelopment & Housing Authority, Arrowbrook Apartments Project, Rev., 0.41%, 01/01/2041 (z)	225	219
Fairfax County Redevelopment & Housing Authority, One University Senior Apartments, Rev., 1.25%, 12/01/2025 (z)	4,680	4,496
FHLMC Multifamily VRD Certificates, Series M67, Rev., 2.25%, 12/15/2037	963	747
Gloucester County Economic Development Authority, Waste Management Services, Rev., AMT, 3.95%, 09/01/2038 (z)	1,970	1,969
Hampton Roads Transportation Accountability Commission, Senior Lien,
Series A, Rev., 5.00%, 07/01/2031	1,500	1,724
Series A, Rev., 5.00%, 07/01/2038 (p)	1,000	1,097
Series A, Rev., 5.00%, 07/01/2039	2,100	2,318
Henrico County Economic Development Authority, Westminster Canterbury Richmond, Rev., 5.00%, 10/01/2042	100	103
Hopewell Redevelopment & Housing Authority, Hopewell Heights Apartment, Rev., HUD, 0.49%, 12/01/2024 (z)	750	737
James City County Economic Development Authority, Williamsburg Landing, Series A, Rev., 4.00%, 12/01/2035	150	136
Louisa Industrial Development Authority, Virginia Electric and Power Co. Project, Series B, Rev., 0.75%, 11/01/2035 (z)	2,125	1,948
Lynchburg Economic Development Authority, Centra Health Obligation Group,
Rev., 3.00%, 01/01/2051	4,750	3,352
Rev., 5.00%, 01/01/2029	700	747
Norfolk Airport Authority, Rev., 5.00%, 07/01/2038	1,175	1,252
Norfolk Redevelopment & Housing Authority, Braywood Manor Apartments Project, Rev., HUD, 5.00%, 05/01/2043 (z)	350	360
Upper Occoquan Sewage Authority,
Rev., 4.00%, 07/01/2033 (p)	2,630	2,680
Rev., 5.00%, 07/01/2027 (p)	2,485	2,580
Virginia Beach Development Authority, Westminster Canterbury, Rev., 5.00%, 09/01/2044	2,215	1,998
Virginia College Building Authority, Series B, Rev., 5.00%, 09/01/2023	1,000	1,003
Virginia College Building Authority, 21st Century College and Equipment,
Rev., 5.00%, 02/01/2028	4,000	4,387

SEE NOTES TO FINANCIAL STATEMENTS.

206	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Virginia — continued
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2029	1,000	1,119
Virginia College Building Authority, 21st Century College and Equipment, Rev., 5.00%, 02/01/2033	3,750	4,237
Virginia College Building Authority, Marymount University Project, Series A, Rev., 5.00%, 07/01/2045 (e)	1,000	940
Virginia Commonwealth Transportation Board, Rev., 5.00%, 05/15/2027	1,500	1,623
Virginia Housing Development Authority, Series G, Rev., 5.05%, 11/01/2047	1,750	1,811
Virginia Port Authority Commonwealth Port Fund, Rev., AMT, 5.00%, 07/01/2039 (p)	1,955	2,003
Virginia Public Building Authority, Series A, Rev., 4.00%, 08/01/2027 (p)	2,000	2,001
Virginia Public Building Authority, Bidding Group 1, Series A, Rev., 5.00%, 08/01/2033	1,000	1,186
Virginia Resources Authority, Series A, Rev., 5.00%, 11/01/2024 (p)	105	106
Virginia Resources Authority, Virginia Pooled Financing, Rev., 5.00%, 11/01/2028	1,510	1,671
Virginia Resources Authority, Virginia Pooled Financing Program, Rev., 5.00%, 11/01/2028	1,000	1,116
Virginia Small Business Financing Authority, Lifespire of Virginia, Rev., 3.00%, 12/01/2023	35	35
Virginia Small Business Financing Authority, National Senior Campuses,
Series A, Rev., 5.00%, 01/01/2025	700	710
Series A, Rev., 5.00%, 01/01/2032	1,500	1,608
Virginia Small Business Financing Authority, Senior Lien 95 Express,
Rev., AMT, 5.00%, 07/01/2032	400	432
Rev., AMT, 5.00%, 07/01/2033	2,320	2,503
Rev., AMT, 5.00%, 01/01/2036	200	212
Rev., AMT, 5.00%, 07/01/2037	1,000	1,045
Virginia Small Business Financing Authority, Senior Lien, 495 Hot,
Rev., AMT, 5.00%, 06/30/2040	3,735	3,908
Rev., AMT, 5.00%, 06/30/2041	3,470	3,618
Rev., AMT, 5.00%, 12/31/2047	1,000	1,026
Virginia Small Business Financing Authority, Senior Lien, Elizabeth River,
Rev., AMT, 3.00%, 01/01/2041	8,740	6,775
Rev., AMT, 4.00%, 01/01/2030	3,125	3,137
Rev., AMT, 4.00%, 01/01/2033	1,500	1,503
Rev., AMT, 4.00%, 01/01/2034	2,250	2,255
Virginia Small Business Financing Authority, Transform 66 P3 Project,
Rev., AMT, 5.00%, 12/31/2047	1,800	1,819
Rev., AMT, 5.00%, 12/31/2052	8,425	8,491
Rev., AMT, 5.00%, 12/31/2056	3,000	3,018

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Virginia — continued
Williamsburg Economic Development Authority, Williamsburg Properties LLC,
Rev., AGM, 4.00%, 07/01/2048 (w)	1,245	1,216
Rev., AGM, 5.25%, 07/01/2053 (w)	2,600	2,872
Wise County Industrial Development Authority, Electric and Power Company Project, Series A, Rev., 0.75%, 10/01/2040 (z)	4,500	4,125

		119,728

Washington — 2.9%
Central Puget Sound Regional Transit Authority, Green Bond, Series S1, Rev., 5.00%, 11/01/2035 (p)	1,085	1,135
Chelan County Public Utility District No. 1, Series C, Rev., AMT, 5.00%, 07/01/2026	1,285	1,347
City of Seattle Municipal Light & Power Revenue, Series B, Rev., (SIFMA Municipal Swap Index + 0.25%), 4.26%, 05/01/2045 (aa)	2,000	1,966
City of Seattle Municipal Light & Power Revenue, Green Bond, Series A, Rev., 4.00%, 07/01/2040	1,300	1,314
City of Seattle, Drainage & Wastewater Revenue, Rev., 4.00%, 05/01/2044	945	931
City of Seattle, Municipal Light & Power Revenue, Rev., 4.00%, 09/01/2040	1,000	1,000
City of Tacoma, Electric System Revenue, Series A, Rev., 4.00%, 01/01/2042	5,460	5,324
Clark County Public Utility District No. 1, Rev., 4.00%, 01/01/2034	665	703
County of Grant, GO, 5.25%, 12/01/2047	1,000	1,109
County of King, Series A, GO, 5.00%, 12/01/2034	1,335	1,535
County of King, Sewer Revenue, Rev., AGM, 5.00%, 01/01/2047	5,000	5,051
Energy Northwest Washington, Project 3 Electric Revenue, Series C, Rev., 5.00%, 07/01/2027	100	108
Energy Northwest, Columbia Generating Station, Rev., 4.00%, 07/01/2042	1,625	1,632
Everett Housing Authority, Baker Heights Legacy, Rev., 0.30%, 09/01/2024 (z)	575	571
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, Series A, Rev., 5.00%, 01/01/2043 (p)	1,555	1,630
Grant County, Public Utility District No. 2, Electric Revenue,
Series 2017-O, Rev., 5.00%, 01/01/2047	4,950	5,169
Series R, Rev., 2.00%, 01/01/2044 (z)	1,500	1,436
HopeSource III Portfolio Projects, Rev., 1.25%, 01/01/2025 (z)	2,765	2,723
King & Snohomish Counties School District No. 417 Northshore, GO, SCH BD GTY, 4.00%, 12/01/2032	1,000	1,006

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	207

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Washington — continued
King County Housing Authority, Rev., 5.00%, 11/01/2029	1,325	1,421
King County Public Hospital District No. 4, GO, 5.00%, 12/01/2038	1,000	1,001
Pierce County School District No. 10 Tacoma, Social Bonds, Series B, GO, SCH BD GTY, 4.00%, 12/01/2042	10,000	9,936
Port of Seattle, Series A, Rev., AMT, 5.00%, 05/01/2036	2,000	2,071
Port of Seattle Industrial Development Corp., Special Facilities Delta Airline, Rev., AMT, 5.00%, 04/01/2030	2,000	2,001
Port of Seattle, Intermediate Lien,
Rev., AMT, 5.00%, 04/01/2028	2,250	2,392
Rev., AMT, 5.00%, 08/01/2028	1,000	1,068
Rev., AMT, 5.00%, 04/01/2030	4,000	4,288
Rev., AMT, 5.00%, 04/01/2032	2,110	2,261
Rev., AMT, 5.00%, 04/01/2044	2,000	2,071
Rev., AMT, 5.00%, 08/01/2046	3,500	3,661
Rev., AMT, 5.00%, 08/01/2047	1,250	1,311
Rev., AMT, 5.50%, 08/01/2047	1,000	1,086
Series C, Rev., AMT, 5.00%, 08/01/2034	5,000	5,474
Seattle Housing Authority, Lam Bow Apartments Project, Rev., 1.25%, 06/01/2024	120	117
Seattle Housing Authority, Northgate Plaza Project, Rev., 1.00%, 06/01/2026	2,045	1,871
Skagit County Public Hospital District No. 1, Improvement Skagit Regional Health, Rev., 5.00%, 12/01/2031	2,145	2,211
Snohomish County School District No. 201 Snohomish, GO, SCH BD GTY, 5.00%, 12/01/2028	1,500	1,673
Spokane County School District No. 81 Spokane, Series C, GO, SCH BD GTY, 5.00%, 12/01/2034	2,000	2,159
State of Washington,
Series 2020A, GO, 5.00%, 08/01/2038	1,500	1,641
Series 2021A, GO, 5.00%, 06/01/2034	1,000	1,139
Series A1, GO, 5.00%, 08/01/2040	13,645	14,009
Series A3, GO, 5.00%, 08/01/2044	1,000	1,107
Series A, GO, 5.00%, 08/01/2036	1,475	1,653
Series A, GO, 5.00%, 08/01/2040	3,890	4,279
Series B, GO, 5.00%, 07/01/2025	75	78
Series B, GO, 5.00%, 07/01/2027	1,000	1,047
Series B, GO, 5.00%, 06/01/2035	4,760	5,378
Series D, GO, 4.00%, 07/01/2033	2,000	2,152
Series R, GO, 5.00%, 02/01/2031	1,000	1,161
Series R, GO, 5.00%, 08/01/2031	750	878
Series RC, GO, 5.00%, 08/01/2029	100	108
Series R-2017A, GO, 5.00%, 08/01/2027	1,000	1,057
Series R-2017A, GO, 5.00%, 08/01/2034	1,840	1,944
Series R-2022B, GO, 4.00%, 02/01/2035	500	528
Series R-2022D, GO, 4.00%, 07/01/2028	3,140	3,319

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Washington — continued
State of Washington, Bid Group, Series C, GO, 5.00%, 02/01/2024	1,000	1,011
State of Washington, MVFT/VRF GO Bonds,
Series F, GO, 5.00%, 06/01/2034	4,080	4,722
Series F, GO, 5.00%, 06/01/2038	2,775	3,106
State of Washington, Various Purpose,
Series 2015A1, GO, 5.00%, 08/01/2036	11,200	11,384
Series A, GO, 5.00%, 08/01/2041	10,000	10,718
Thurston County School District No. 111 Olympia, GO, SCH BD GTY, 5.00%, 12/01/2026	1,275	1,364
University of Washington, Series C, Rev., 5.00%, 04/01/2026	1,500	1,577
Washington Health Care Facilities Authority, Multicare Health System, Series B, Rev., 5.00%, 08/15/2037	1,200	1,226
Washington Health Care Facilities Authority, Seattle Cancer Care Alliance,
Rev., 4.00%, 12/01/2040 (e)	860	833
Rev., 5.00%, 09/01/2045	1,000	1,048
Washington Health Care Facilities Authority, Unrefunded Providence Health, Rev., 5.00%, 10/01/2041	8,000	8,006
Washington Health Care Facilities Authority, Virginia Mason Medical Center, Rev., 5.00%, 08/15/2036	5,500	5,587
Washington State Housing Finance Commission,
Series A1, Rev., 3.50%, 12/20/2035	1,905	1,760
Series 2N, Rev., GNMA/FNMA/FHLMC COLL, 3.00%, 12/01/2050	685	660
Washington State Housing Finance Commission, Downtowner Apartments Project, Rev., LIQ: FHLMC, 3.70%, 07/01/2030	2,000	2,014
Washington State Housing Finance Commission, Garden Haus Apartments Project, Rev., 0.37%, 07/01/2024 (z)	350	350
Washington State Housing Finance Commission, Rockwood Retirement Communities, Rev., 3.00%, 07/01/2027 (e)	500	500
Washington State Housing Finance Commission, Social Bond, Series 2N, Rev., GNMA/FNMA/FHLMC, 3.00%, 06/01/2051	940	900

		182,007

West Virginia — 0.1%
Monongalia County Commission Excise Tax District, Series A, Rev., 4.13%, 06/01/2043 (e)	470	416
Monongalia County Commission Special District, Refunding and Improvement, University Town Center, Series A, Rev., 5.50%, 06/01/2037 (e)	1,050	1,072

SEE NOTES TO FINANCIAL STATEMENTS.

208	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
West Virginia — continued
Monongalia County Commission Special District, University Town Center, Series A, Rev., 5.75%, 06/01/2043 (e)	500	511
West Virginia Economic Development Authority, Appalachian Power Company Amos Project, Rev., AMT, 1.00%, 01/01/2041 (z)	2,765	2,566
West Virginia Parkways Authority, Senior Lien, Rev., 5.00%, 06/01/2038	1,000	1,115

		5,680

Wisconsin — 2.9%
City of Milwaukee, Promissory Notes, Series N4, GO, 5.00%, 04/01/2030	10,150	11,184
City of Milwaukee, Sewerage System Revenue, Series S7, Rev., 5.00%, 06/01/2026	2,665	2,801
Milwaukee Metropolitan Sewerage District, Green Bond, Series A, GO, 3.00%, 10/01/2031	1,700	1,678
Milwaukee Metropolitan Sewerage District, Green Bond Climate Bond Certificate, GO, 4.00%, 10/01/2043	6,150	6,032
Public Finance Authority, Appalachian Healthcare System,
Rev., 5.00%, 07/01/2036	350	370
Rev., 5.00%, 07/01/2037	300	313
Rev., 5.00%, 07/01/2039	350	361
Public Finance Authority, Carmelite System, Social Bonds, Rev., 5.00%, 01/01/2045	1,105	1,052
Public Finance Authority, Celanese Project, Series C, Rev., AMT, 4.30%, 11/01/2030	3,000	2,966
Public Finance Authority, CFP3 Eastern Michigan University,
Rev., BAM, 5.00%, 07/01/2029	500	550
Rev., BAM, 5.25%, 07/01/2034	260	301
Rev., BAM, 5.25%, 07/01/2042	5,625	6,197
Rev., BAM, 5.38%, 07/01/2047	8,025	8,823
Rev., BAM, 5.50%, 07/01/2052	6,005	6,639
Public Finance Authority, CHF Wilmington LLC University, Rev., AGM, 5.00%, 07/01/2053	3,970	4,083
Public Finance Authority, Duke Energy Progress, Rev., 3.70%, 10/01/2046 (z)	1,500	1,512
Public Finance Authority, Ku Campus Development Corp. Project, Rev., 5.00%, 03/01/2041	3,000	3,059
Public Finance Authority, Lenoir Rhyne University,
Rev., 5.00%, 04/01/2036	1,625	1,636
Rev., 5.00%, 04/01/2037	1,705	1,694
Public Finance Authority, Point College Prep Project,
Rev., 4.00%, 06/15/2030 (e)	200	181
Rev., 5.00%, 06/15/2041 (e)	250	214
Public Finance Authority, Renown Regional Medical Center Project,
Rev., 5.00%, 06/01/2026	500	516

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Wisconsin — continued
Rev., 5.00%, 06/01/2027	425	444
Rev., 5.00%, 06/01/2028	600	634
Rev., 5.00%, 06/01/2034	1,000	1,070
Public Finance Authority, Senior Lien, Grand Hyatt San Antonio Hotel Acquisition Project, Rev., 5.00%, 02/01/2042	4,000	4,070
Public Finance Authority, Sky Harbor Capital LLC, Rev., AMT, 4.00%, 07/01/2036	815	688
Public Finance Authority, United Methodist Retirement, Rev., 4.00%, 10/01/2026	60	59
Public Finance Authority, Waste Management, Inc. Project,
Rev., AMT, 1.10%, 07/01/2029 (z)	1,445	1,327
Rev., AMT, 2.63%, 11/01/2025	5,000	4,794
State of Wisconsin,
Series 1, GO, 5.00%, 05/01/2027	2,400	2,593
Series 2, GO, 5.00%, 05/01/2034	1,000	1,195
Series 3, GO, 5.00%, 11/01/2027	1,000	1,080
Series 20212, GO, 5.00%, 05/01/2026	5,850	6,188
Series B, GO, 4.00%, 05/01/2039	500	507
Series B, GO, 5.00%, 05/01/2035	10,580	11,787
University of Wisconsin Hospitals & Clinics, Green Bond,
Rev., 4.00%, 04/01/2035	440	450
Rev., 4.00%, 04/01/2046	4,120	3,960
Wisconsin Center District, Capital Appreciation Senior Dedicated,
Series C, Rev., AGM, Zero Coupon, 12/15/2036	1,550	873
Series C, Rev., AGM, Zero Coupon, 12/15/2039	1,750	830
Series C, Rev., AGM, Zero Coupon, 12/15/2040	1,650	740
Series D, Rev., AGM, Zero Coupon, 12/15/2028	545	449
Series D, Rev., AGM, Zero Coupon, 12/15/2029	395	313
Wisconsin Center District, Junior Dedicated, Series D, Rev., AGM, Zero Coupon, 12/15/2045	8,500	2,930
Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2027	1,675	1,813
Wisconsin Health & Educational Facilities Authority,
Rev., 5.00%, 10/01/2029	5,940	6,591
Rev., 5.00%, 10/01/2030	6,355	7,156
Wisconsin Health & Educational Facilities Authority Revenue, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2027	500	537
Wisconsin Health & Educational Facilities Authority Revenue, Marshfield Clinic Health System, Series B1, Rev., 5.00%, 02/15/2052 (z)	2,000	2,022
Wisconsin Health & Educational Facilities Authority, Advocate Aurora Healthcare, Rev., 5.00%, 08/15/2054 (z)	2,590	2,709

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	209

Six Circles Tax Aware Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)
Municipal Bonds — continued
Wisconsin — continued
Wisconsin Health & Educational Facilities Authority, Ascension Health Alliance Senor, Rev., 4.00%, 11/15/2043	2,045	1,978
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group,
Rev., 4.00%, 11/15/2039	10,500	10,430
Rev., 5.00%, 11/15/2035	4,500	4,672
Wisconsin Health & Educational Facilities Authority, Ascension Senior Credit Group, Rev., 5.00%, 11/15/2036	1,500	1,552
Wisconsin Health & Educational Facilities Authority, Aspirus, Inc. Obligated Group, Rev., 5.00%, 08/15/2038	1,000	1,061
Wisconsin Health & Educational Facilities Authority, Bellin Memorial Hospital, Inc.,
Rev., 5.00%, 12/01/2045	2,500	2,598
Series B, Rev., 5.25%, 12/01/2048	3,000	3,181
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc.,
Series A, Rev., 5.00%, 04/01/2030	1,280	1,427
Series A, Rev., 5.00%, 04/01/2033	1,010	1,131
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Inc. Obligated,
Rev., 4.00%, 04/01/2039	5,000	4,905
Rev., 5.00%, 04/01/2035	1,325	1,397
Wisconsin Health & Educational Facilities Authority, Gundersen Health System,
Rev., 4.00%, 10/15/2035	545	557
Rev., 4.00%, 10/15/2036	2,100	2,127
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic Health System,
Rev., 5.00%, 02/15/2051 (z)	2,600	2,673
Series B, Rev., 5.00%, 02/15/2042	1,000	1,004
Series B, Rev., 5.00%, 02/15/2046	4,550	4,490
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project,
Series A, Rev., 5.00%, 09/15/2045 (p)	1,000	1,003
Series A, Rev., 5.00%, 09/15/2050 (p)	1,725	1,730
Wisconsin Health & Educational Facilities Authority, The Medical College of Wisconsin, Rev., 4.00%, 12/01/2046	3,000	2,861
Wisconsin Housing & Economic Development Authority,
Series B, Rev., HUD, 0.40%, 05/01/2045 (z)	185	182
Series B, Rev., HUD, 0.50%, 11/01/2050 (z)	245	232
Series D, Rev., 4.00%, 03/01/2047	105	104
Wisconsin Housing & Economic Development Authority, Social Bond, Series A, Rev., 3.00%, 03/01/2052	845	812
Wisconsin Housing & Economic Development Authority, Social Bonds, Series C, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 09/01/2052	1,280	1,228

		183,306

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)	VALUE ($)

Wyoming — 0.1%
Consolidated Municipalities Electric Power Systems Joint Powers Board, Rev., 5.25%, 06/01/2039	1,000	1,106
County of Laramie, Cheyenne Regional Medical Center,
Rev., 4.00%, 05/01/2026	615	626
Rev., 4.00%, 05/01/2028	460	477
County of Sweetwater, Idaho Power Company Project, Rev., 1.70%, 07/15/2026	1,045	971
Wyoming Community Development Authority,
Series 2, Rev., 3.00%, 06/01/2049	1,180	1,138
Series 2, Rev., VRDO, LIQ: Royal Bank of Canada, 3.95%, 07/07/2023 (z)	3,000	3,000
Series 3, Rev., GNMA/FHLMC/FNMA COLL, 3.00%, 06/01/2050	1,480	1,432

		8,750

Total Municipal Bonds (Cost $6,418,873)		6,124,846

Short-Term Investments — 2.2%
Municipal Bond — 0.0% (g) (t)
Miami-Dade County Housing Finance Authority, Council Towers Seniors Apartment, Rev., HUD, 5.00%, 02/01/2024	950	955

Time Deposits — 2.2%
Citibank NA, 4.42%, 07/03/2023	101,167	101,167
Skandinaviska Enskilda Banken AB, 4.42%, 07/03/2023	381	381
Sumitomo Mitsui Banking Corp., 4.42%, 07/03/2023	29,383	29,383
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023	6,576	6,576

Total Time Deposits		137,507

Total Short-Term Investments (Cost $138,461)		138,462

Total Investments — 99.4% (Cost — $6,558,199) *		6,263,760

Other Assets in Excess of Liabilities — 0.6%		38,799

NET ASSETS — 100.0%		$6,302,559

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

210	SIX CIRCLES TRUST	JUNE 30, 2023

Futures contracts outstanding as of June 30, 2023:
Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	182	09/2023	USD	37,416	(408)
U.S. Treasury 5 Year Note	475	09/2023	USD	51,411	(541)

					(949)

Short Contracts
U.S. Ultra Treasury 10 Year Note	(239)	09/2023	USD	(28,396)	90

Total unrealized appreciation (depreciation)					(859)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

AGC	— Insured by Assured Guaranty Corp.
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BAM	— Insured by Build America Mutual
BAN	— Bond Anticipation Note
CNTY	— County
COLL	— Collateral
COP	— Certificate of Participation
CR	— Custodial Receipts
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GAN	— Grant Anticipation Note
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HUD	— U.S. Department of Housing and Urban Development
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
NATL	— Insured by National Public Finance Guarantee Corp.
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
Rev.	— Revenue
SCH BD GTY	— School Bond Guaranty
SIFMA	— Securities Industry and Financial Markets Association
SOFR	— Secured Overnight Financing Rate

SONYMA	— State of New York Mortgage Agency
VRDO	— Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of June 30, 2023.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(p)	— Security is prerefunded or escrowed to maturity.
(t)	— The date shown represents the earliest of the next put date or final maturity date.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2023.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
*	— The cost of securities is substantially the same for federal income tax purposes.
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	211

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — 3.6%
American Express Credit Account Master Trust, Series 2022-2, Class A, 3.39%, 05/15/2027	1,350	1,302
Americredit Automobile Receivables Trust,
Series 2023-1, Class A2A, 5.84%, 10/19/2026	375	375
Series 2023-1, Class A3, 5.62%, 11/18/2027	225	223
Series 2023-1, Class B, 5.57%, 03/20/2028	100	99
Series 2023-1, Class C, 5.80%, 12/18/2028	100	99
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class C, 5.32%, 04/18/2028	100	98
AMMC CLO 23 Ltd., (Cayman Islands), Series 2020-23A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 6.30%, 10/17/2031 (e) (aa)	1,740	1,716
ARES L CLO Ltd., (Cayman Islands), Series 2018-50A, Class AR, (ICE LIBOR USD 3 Month + 1.05%), 6.31%, 01/15/2032 (e) (aa)	300	296
Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027 (e)	1,150	1,041
BA Credit Card Trust, Series 2022-A2, Class A2, 5.00%, 04/15/2028	340	338
BDS LLC, Series 2022-FL11, Class ATS, (CME Term SOFR 1 Month + 1.80%), 6.88%, 03/19/2039 (e) (aa)	1,000	988
BlueMountain CLO Ltd., (Cayman Islands), Series 2016-2A, Class A1R2, (ICE LIBOR USD 3 Month + 1.12%), 6.50%, 08/20/2032 (e) (aa)	14,500	14,204
BMW Vehicle Lease Trust,
Series 2023-1, Class A2, 5.27%, 02/25/2025	395	394
Series 2023-1, Class A3, 5.16%, 11/25/2025	775	770
BSPRT Issuer Ltd., (Cayman Islands), Series 2021-FL7, Class A, (ICE LIBOR USD 1 Month + 1.32%), 6.51%, 12/15/2038 (e) (aa)	1,770	1,732
Carlyle Global Market Strategies CLO Ltd., (Cayman Islands), Series 2015-5A, Class A1RR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 01/20/2032 (e) (aa)	3,740	3,680
CarMax Auto Owner Trust, Series 2023-1, Class A3, 4.75%, 10/15/2027	200	197
Carvana Auto Receivables Trust,
Series 2021-N1, Class A, 0.70%, 01/10/2028	161	151
Series 2022-P1, Class A3, 3.35%, 02/10/2027	565	546

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Cedar Funding IX CLO Ltd., (Cayman Islands), Series 2018-9A, Class A1, (ICE LIBOR USD 3 Month + 0.98%), 6.23%, 04/20/2031 (e) (aa)	260	257
CIFC Funding Ltd., (Cayman Islands), Series 2013-2A, Class A1L2, (ICE LIBOR USD 3 Month + 1.00%), 6.26%, 10/18/2030 (e) (aa)	387	383
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00%, 05/15/2030 (e)	615	599
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, 07/15/2027	745	720
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 06/15/2026	350	343
First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 07/15/2027 (e)	246	246
Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.01%, 08/16/2027 (e)	350	343
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 07/15/2031 (e)	850	817
Generate CLO Ltd., (Cayman Islands), Series 2A, Class AR, (ICE LIBOR USD 3 Month + 1.15%), 6.42%, 01/22/2031 (e) (aa)	2,155	2,135
GM Financial Automobile Leasing Trust,
Series 2022-2, Class A3, 3.42%, 06/20/2025	980	963
Series 2022-3, Class A2A, 4.01%, 10/21/2024	229	228
Series 2022-3, Class A3, 4.01%, 09/22/2025	364	358
Series 2023-1, Class A3, 5.16%, 04/20/2026	780	774
GREYWOLF CLO VI Ltd., (Cayman Islands), Series 2018-1A, Class A1, (CME Term SOFR 3 Month + 1.29%), 6.36%, 04/26/2031 (e) (aa)	2,460	2,428
Guggenheim CLO STAT Ltd., (Cayman Islands), Series 2022-1A, Class A1A, (CME Term SOFR 3 Month + 2.59%), 7.66%, 10/25/2031 (e) (aa)	7,618	7,656
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22%, 10/21/2025	775	772
Hyundai Auto Lease Securitization Trust, Series 2022-C, Class A2A, 4.34%, 01/15/2025 (e)	955	949
Jamestown CLO VI-R Ltd., (Cayman Islands), Series 2018-6RA, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 04/25/2030 (e) (aa)	874	868

SEE NOTES TO FINANCIAL STATEMENTS.

212	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
KKR Static CLO Ltd., (Cayman Islands), Series 2022-2A, Class A1, (CME Term SOFR 3 Month + 2.22%), 6.74%, 10/20/2031 (e) (aa)	12,000	11,997
Lendmark Funding Trust, Series 2021-2A, Class A, 2.00%, 04/20/2032 (e)	915	779
Madison Park Funding XVII Ltd., (Cayman Islands), Series 2015-17A, Class AR2, (ICE LIBOR USD 3 Month + 1.00%), 6.26%, 07/21/2030 (e) (aa)	243	241
Madison Park Funding XVIII Ltd., (Cayman Islands), Series 2015-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 6.20%, 10/21/2030 (e) (aa)	8,922	8,844
Magnetite VII Ltd., (Cayman Islands), Series 2012-7A, Class A1R2, (ICE LIBOR USD 3 Month + 0.80%), 6.06%, 01/15/2028 (e) (aa)	176	175
Mariner Finance Issuance Trust,
Series 2021-BA, Class A, 2.10%, 11/20/2036 (e)	895	777
Series 2022-AA, Class A, 6.45%, 10/20/2037 (e)	440	439
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36%, 04/20/2062 (e)	549	487
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061 (e)	360	307
NextGear Floorplan Master Owner Trust, Series 2023-1A, Class A2, 5.74%, 03/15/2028 (e)	310	311
OneMain Financial Issuance Trust,
Series 2019-2A, Class A, 3.14%, 10/14/2036 (e)	535	484
Series 2021-1A, Class A1, 1.55%, 06/16/2036 (e)	190	164
Series 2022-3A, Class A, 5.94%, 05/15/2034 (e)	320	318
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/2029 (e)	444	432
Palmer Square Loan Funding Ltd., (Cayman Islands), Series 2022-3A, Class A1A, (CME Term SOFR 3 Month + 1.82%), 6.81%, 04/15/2031 (e) (aa)	9,199	9,175
Race Point VIII CLO Ltd., (Cayman Islands), Series 2013-8A, Class AR2, (ICE LIBOR USD 3 Month + 1.04%), 6.42%, 02/20/2030 (e) (aa)	4,304	4,270
Rad CLO 1 Ltd., (Cayman Islands), Series 2018-1A, Class AR, (ICE LIBOR USD 3 Month + 0.98%), 6.24%, 07/15/2031 (e) (aa)	340	337
Rad CLO 2 Ltd., (Cayman Islands), Series 2018-2A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.34%, 10/15/2031 (e) (aa)	250	247

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Rad CLO 7 Ltd., (Cayman Islands), Series 2020-7A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 6.46%, 04/17/2033 (e) (aa)		250	246
Santander Consumer Auto Receivables Trust, Series 2020-BA, Class C, 1.29%, 04/15/2026 (e)		1,066	1,040
Santander Drive Auto Receivables Trust,
Series 2022-5, Class A2, 3.98%, 01/15/2025		101	101
Series 2022-6, Class A2, 4.37%, 05/15/2025		167	166
Series 2022-7, Class C, 6.69%, 03/17/2031		375	382
SCF Equipment Leasing LLC,
Series 2019-2A, Class A2, 2.47%, 04/20/2026 (e)		363	362
Series 2021-1A, Class A3, 0.83%, 08/21/2028 (e)		303	295
Series 2021-1A, Class B, 1.37%, 08/20/2029 (e)		1,000	917
Summer BidCo. BV, (Netherlands), Reg. S, 9.00% (cash), 11/15/2025 (v)	EUR	268	256
TCW CLO Ltd., (Cayman Islands), Series 2022-1A, Class A1, (CME Term SOFR 3 Month + 1.34%), 6.41%, 04/22/2033 (e) (aa)		500	492
TICP CLO IX Ltd., (Cayman Islands), Series 2017-9A, Class A, (ICE LIBOR USD 3 Month + 1.14%), 6.39%, 01/20/2031 (e) (aa)		963	956
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/2031 (e)		443	433
Verizon Master Trust, Series 2022-7, Class A1A, 5.23%, 11/22/2027		265	263
Voya CLO Ltd., (Cayman Islands),
Series 2014-2A, Class A1RR, (ICE LIBOR USD 3 Month + 1.02%), 6.28%, 04/17/2030 (e) (aa)		4,162	4,129
Series 2016-1A, Class A1R, (CME Term SOFR 3 Month + 1.33%), 6.38%, 01/20/2031 (e) (aa)		8,347	8,245
Wellfleet CLO Ltd., (Cayman Islands), Series 2018-3A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.50%, 01/20/2032 (e) (aa)		7,600	7,497
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.85%, 09/15/2027 (e)		75	73

Total Asset-Backed Securities (Cost $115,455)			114,725

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	213

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Certificate of Deposit — 0.0% (g)
Financial — 0.0% (g)
Banks — 0.0% (g)
Credit Suisse AG, (Switzerland), (SOFR Compounded Index + 0.42%), 5.48%, 07/10/2023 (aa) (Cost $250)	250	250

Collateralized Mortgage Obligations — 0.1%
Connecticut Avenue Securities Trust,
Series 2023-R01, Class 1M1, (United States 30 Day Average SOFR + 2.40%), 7.47%, 12/25/2042 (e) (aa)	351	353
Series 2023-R03, Class 2M1, (United States 30 Day Average SOFR + 2.50%), 7.57%, 04/25/2043 (e) (aa)	145	146
CSMC,
Series 2021-NQM1, Class A1, 0.81%, 05/25/2065 (e) (z)	616	514
Series 2021-NQM3, Class A1, 1.02%, 04/25/2066 (e) (z)	355	290
Series 2022-NQM1, Class A1, 2.27%, 11/25/2066 (e) (z)	895	757
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2013-DN1, Class M2, (ICE LIBOR USD 1 Month + 7.15%), 12.30%, 07/25/2023 (aa)	298	299
Series 2023-DNA2, Class M1A, (United States 30 Day Average SOFR + 2.10%), 7.17%, 04/25/2043 (e) (aa)	651	652
FNMA Connecticut Avenue Securities, Series 2013-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 10.40%, 10/25/2023 (aa)	314	318
Verus Securitization Trust,
Series 2021-1, Class A1, 0.82%, 01/25/2066 (e) (z)	192	162
Series 2021-3, Class A1, 1.05%, 06/25/2066 (e) (z)	514	428
Series 2021-R2, Class A1, 0.92%, 02/25/2064 (e) (z)	661	565
Series 2021-R3, Class A1, 1.02%, 04/25/2064 (e) (z)	326	286

Total Collateralized Mortgage Obligations (Cost $5,321)		4,770

Commercial Mortgage-Backed Securities — 0.4%
BBCMS Mortgage Trust, Series 2018-TALL, Class C, (ICE LIBOR USD 1 Month + 1.27%), 6.47%, 03/15/2037 (e) (aa)	1,600	1,193
BWAY Mortgage Trust, Series 2015-1740, Class C, 3.34%, 01/10/2035 (e)	2,750	553
BX Commercial Mortgage Trust, Series 2021-XL2, Class A, (ICE LIBOR USD 1 Month + 0.69%), 5.88%, 10/15/2038 (e) (aa)	834	809

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

BXHPP Trust, Series 2021-FILM, Class B, (ICE LIBOR USD 1 Month + 0.90%), 6.09%, 08/15/2036 (e) (aa)	600	549
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class XA, IO, 1.10%, 02/15/2053 (z)	44,924	2,089
DBWF Mortgage Trust, Series 2018-GLKS, Class A, (ICE LIBOR USD 1 Month + 1.13%), 6.28%, 12/19/2030 (e) (aa)	452	445
Great Wolf Trust, Series 2019-WOLF, Class A, (CME Term SOFR 1 Month + 1.15%), 6.30%, 12/15/2036 (e) (aa)	1,850	1,828
GS Mortgage Securities Corp. Trust,
Series 2021-ROSS, Class A, (ICE LIBOR USD 1 Month + 1.15%), 6.34%, 05/15/2026 (e) (aa)	720	646
Series 2021-ROSS, Class H, (ICE LIBOR USD 1 Month + 5.90%), 11.09%, 05/15/2026 (e) (aa)	270	154
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%, 05/15/2049	900	839
WFRBS Commercial Mortgage Trust,
Series 2013-C15, Class AS, 4.36%, 08/15/2046 (z)	1,000	971
Series 2014-C19, Class A5, 4.10%, 03/15/2047	1,245	1,225

Total Commercial Mortgage-Backed Securities (Cost $15,460)		11,301

Convertible Bonds — 0.5%
Communications — 0.3%
Internet — 0.2%
Meituan, (Cayman Islands), Reg. S, Zero Coupon, 04/27/2028	5,100	4,185
Uber Technologies, Inc., Zero Coupon, 12/15/2025	2,600	2,371

		6,556

Media — 0.1%
Cable One, Inc.,
Zero Coupon, 03/15/2026	623	509
1.13%, 03/15/2028	986	742

		1,251

Telecommunications — 0.0% (g)
Digicel Group Holdings Ltd., (Bermuda), 7.00% (cash), 07/17/2023 (e) (v) (x)	67	7

Total Communications		7,814

Consumer Cyclical — 0.1%
Lodging — 0.1%
Wynn Macau Ltd., (Cayman Islands), 4.50%, 03/07/2029 (e)	2,800	2,900

SEE NOTES TO FINANCIAL STATEMENTS.

214	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Convertible Bonds — continued
Consumer Non-cyclical — 0.1%
Agriculture — 0.1%
ADM Ag Holding Ltd., (British Virgin Islands), Reg. S, Zero Coupon, 08/26/2023		3,800	3,757

Commercial Services — 0.0% (g)
Nexi SpA, (Italy), Reg. S, Zero Coupon, 02/24/2028	EUR	200	164
Shift4 Payments, Inc., Zero Coupon, 12/15/2025		292	317

			481

Total Consumer Non-cyclical			4,238

Industrial — 0.0% (g)
Engineering & Construction — 0.0% (g)
Cellnex Telecom SA, (Spain), Reg. S, 0.75%, 11/20/2031	EUR	200	174

Total Convertible Bonds (Cost $15,305)			15,126

Corporate Bonds — 83.1%
Basic Materials — 4.2%
Chemicals — 1.4%
Ashland, Inc.,
3.38%, 09/01/2031 (e)		1,232	976
6.88%, 05/15/2043		500	496
Avient Corp., 7.13%, 08/01/2030 (e)		581	586
Axalta Coating Systems Dutch Holding B BV, (Netherlands), Reg. S, 3.75%, 01/15/2025	EUR	200	214
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (e)		1,806	1,537
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV, (Multinational), 4.75%, 06/15/2027 (e)		1,590	1,499
Celanese US Holdings LLC, 5.90%, 07/05/2024		408	407
Chemours Co. (The),
4.63%, 11/15/2029 (e)		1,542	1,303
5.75%, 11/15/2028 (e)		1,317	1,210
Diamond BC BV, (Netherlands), 4.63%, 10/01/2029 (e)		1,635	1,649
Element Solutions, Inc., 3.88%, 09/01/2028 (e)		7,253	6,338
FIS Fabbrica Italiana Sintetici SpA, (Italy), Reg. S, 5.63%, 08/01/2027	EUR	100	97
FMC Corp., 5.15%, 05/18/2026		65	64
Herens Holdco Sarl, (Luxembourg), 4.75%, 05/15/2028 (e)		1,505	1,166
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (e)		2,042	1,779
INEOS Quattro Finance 2 Plc, (United Kingdom), Reg. S, 2.50%, 01/15/2026	EUR	194	189
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (e)		406	362
Iris Holding, Inc., 10.00%, 12/15/2028 (e)		2,200	1,608

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Chemicals — continued
Kobe US Midco 2, Inc., 9.25% (cash), 11/01/2026 (e) (v)		1,436	948
LSF11 A5 HoldCo. LLC, 6.63%, 10/15/2029 (e)		662	553
Monitchem HoldCo. 3 SA, (Luxembourg), Reg. S, 8.75%, 05/01/2028	EUR	100	108
Olympus Water US Holding Corp., 4.25%, 10/01/2028 (e)		1,125	889
Reg. S,
9.63%, 11/15/2028	EUR	198	207
9.75%, 11/15/2028 (e)		4,265	4,163
Orbia Advance Corp. SAB de CV, (Mexico), 1.88%, 05/11/2026 (e)		249	223
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 04/01/2025 (e)		2,145	2,082
Sasol Financing USA LLC, 5.88%, 03/27/2024		200	197
SCIL IV LLC / SCIL USA Holdings LLC,
5.38%, 11/01/2026 (e)		982	895
Reg. S, (ICE LIBOR EUR 3 Month + 4.38%), 7.63%, 11/01/2026 (aa)	EUR	100	107
Reg. S, 9.50%, 07/15/2028 (w)	EUR	101	110
SK Invictus Intermediate II Sarl, (Luxembourg), 5.00%, 10/30/2029 (e)		4,680	3,719
SPCM SA, (France), 3.13%, 03/15/2027 (e)		387	347
Synthomer plc, (United Kingdom), Reg. S, 3.88%, 07/01/2025	EUR	147	148
Tronox, Inc., 4.63%, 03/15/2029 (e)		1,715	1,425
Valvoline, Inc., 3.63%, 06/15/2031 (e)		1,325	1,077
Venator Finance Sarl / Venator Materials LLC, (Multinational),
5.75%, 07/15/2025 (d) (e)		1,835	16
9.50%, 07/01/2025 (d) (e)		529	402
WR Grace Holdings LLC,
4.88%, 06/15/2027 (e)		858	796
5.63%, 08/15/2029 (e)		5,024	4,116
7.38%, 03/01/2031 (e)		1,254	1,229

			45,237

Forest Products & Paper — 0.0% (g)
Ahlstrom Holding 3 Oy, (Finland), Reg. S, 3.63%, 02/04/2028	EUR	100	90

Iron/Steel — 1.0%
ATI, Inc.,
4.88%, 10/01/2029		816	735
5.13%, 10/01/2031		895	797
5.88%, 12/01/2027		1,002	970
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, (Canada), 8.75%, 07/15/2026 (e)		162	155
Big River Steel LLC / BRS Finance Corp., 6.63%, 01/31/2029 (e)		8,803	8,696
Carpenter Technology Corp.,
6.38%, 07/15/2028		2,163	2,120
7.63%, 03/15/2030		1,089	1,101

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	215

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Iron/Steel — continued
Cleveland-Cliffs, Inc., 6.75%, 04/15/2030 (e)		1,025	987
Commercial Metals Co., 4.38%, 03/15/2032		400	346
JSW Steel Ltd., (India), Reg. S, 5.05%, 04/05/2032		1,000	808
Mineral Resources Ltd., (Australia), 8.13%, 05/01/2027 (e)		2,537	2,536
Periama Holdings LLC, Reg. S, 5.95%, 04/19/2026		15,850	15,216

			34,467

Mining — 1.8%
Anglo American Capital plc, (United Kingdom), 4.88%, 05/14/2025 (e)		344	337
Arconic Corp.,
6.00%, 05/15/2025 (e)		252	254
6.13%, 02/15/2028 (e)		1,804	1,826
Bukit Makmur Mandiri Utama PT, (Indonesia), Reg. S, 7.75%, 02/10/2026		6,400	5,443
China Hongqiao Group Ltd., (Cayman Islands), Reg. S, 6.25%, 06/08/2024		2,900	2,838
Constellium SE, (France), 3.75%, 04/15/2029 (e)		3,871	3,293
Reg. S, 4.25%, 02/15/2026	EUR	400	425
5.63%, 06/15/2028 (e)		1,126	1,059
5.88%, 02/15/2026 (e)		1,730	1,695
Eldorado Gold Corp., (Canada), 6.25%, 09/01/2029 (e)		575	515
ERO Copper Corp., (Canada), 6.50%, 02/15/2030 (e)		608	524
First Quantum Minerals Ltd., (Canada),
6.88%, 03/01/2026 (e)		335	330
6.88%, 10/15/2027 (e)		1,812	1,768
7.50%, 04/01/2025 (e)		659	658
8.63%, 06/01/2031 (e)		2,250	2,306
Glencore Funding LLC,
1.63%, 04/27/2026 (e)		291	263
4.00%, 04/16/2025 (e)		164	159
4.00%, 03/27/2027 (e)		250	238
4.63%, 04/29/2024 (e)		558	551
Hecla Mining Co., 7.25%, 02/15/2028		1,083	1,073
Hudbay Minerals, Inc., (Canada),
4.50%, 04/01/2026 (e)		525	489
6.13%, 04/01/2029 (e)		1,781	1,640
Kaiser Aluminum Corp.,
4.50%, 06/01/2031 (e)		2,015	1,612
4.63%, 03/01/2028 (e)		931	814
Kinross Gold Corp., (Canada), 5.95%, 03/15/2024		207	207
New Gold, Inc., (Canada), 7.50%, 07/15/2027 (e)		5,801	5,417

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Mining — continued
Novelis Corp.,
3.25%, 11/15/2026 (e)		4,308	3,900
3.88%, 08/15/2031 (e)		2,465	2,026
4.75%, 01/30/2030 (e)		4,065	3,613
Novelis Sheet Ingot GmbH, (Germany), Reg. S, 3.38%, 04/15/2029	EUR	900	860
Vedanta Resources Finance II plc, (United Kingdom), 8.95%, 03/11/2025 (e)		200	151
Reg. S, 8.95%, 03/11/2025		14,100	10,645

			56,929

Total Basic Materials			136,723

Communications — 9.0%
Advertising — 0.6%
Clear Channel International BV, (Netherlands), 6.63%, 08/01/2025 (e)		1,608	1,600
Clear Channel Outdoor Holdings, Inc.,
5.13%, 08/15/2027 (e)		6,273	5,652
7.50%, 06/01/2029 (e)		4,102	3,035
7.75%, 04/15/2028 (e)		584	459
CMG Media Corp., 8.88%, 12/15/2027 (e)		5,380	3,764
Outfront Media Capital LLC / Outfront Media Capital Corp.,
4.25%, 01/15/2029 (e)		2,284	1,919
4.63%, 03/15/2030 (e)		45	38
5.00%, 08/15/2027 (e)		1,809	1,642
Summer BC Holdco B Sarl, (Luxembourg), Reg. S, 5.75%, 10/31/2026	EUR	100	97

			18,206

Internet — 1.0%
Acuris Finance US, Inc. / Acuris Finance Sarl, 5.00%, 05/01/2028 (e)		3,167	2,451
ANGI Group LLC, 3.88%, 08/15/2028 (e)		835	681
Arches Buyer, Inc., 4.25%, 06/01/2028 (e)		115	100
Cablevision Lightpath LLC,
3.88%, 09/15/2027 (e)		3,163	2,649
5.63%, 09/15/2028 (e)		1,050	778
Engineering — Ingegneria Informatica — SpA, (Italy), Reg. S, 11.13%, 05/15/2028	EUR	104	114
Gen Digital, Inc., 5.00%, 04/15/2025 (e)		1,185	1,161
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (e)		1,314	1,126
Iliad SA, (France), Reg. S, 5.38%, 06/14/2027	EUR	300	323
ION Trading Technologies Sarl, (Luxembourg), 5.75%, 05/15/2028 (e)		1,008	870
Match Group Holdings II LLC,
3.63%, 10/01/2031 (e)		1,312	1,073
4.63%, 06/01/2028 (e)		788	724
Netflix, Inc., 4.88%, 04/15/2028		175	173
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc., 4.75%, 04/30/2027 (e)		705	623

SEE NOTES TO FINANCIAL STATEMENTS.

216	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Internet — continued
Prosus NV, (Netherlands),
Reg. S, 3.06%, 07/13/2031		3,300	2,579
Reg. S, 4.99%, 01/19/2052		5,200	3,746
Uber Technologies, Inc.,
4.50%, 08/15/2029 (e)		8,521	7,843
6.25%, 01/15/2028 (e)		1,267	1,261
7.50%, 05/15/2025 (e)		113	114
7.50%, 09/15/2027 (e)		1,606	1,643
8.00%, 11/01/2026 (e)		1,105	1,126
United Group BV, (Netherlands),
Reg. S, 4.00%, 11/15/2027	EUR	100	89
Reg. S, 4.88%, 07/01/2024	EUR	100	108

			31,355

Media — 3.9%
Altice Financing SA, (Luxembourg),
Reg. S, 2.25%, 01/15/2025	EUR	200	203
Reg. S, 3.00%, 01/15/2028	EUR	100	84
Reg. S, 4.25%, 08/15/2029	EUR	107	89
5.00%, 01/15/2028 (e)		515	412
5.75%, 08/15/2029 (e)		6,354	4,923
AMC Networks, Inc.,
4.75%, 08/01/2025		31	27
5.00%, 04/01/2024		450	443
Cable One, Inc., 4.00%, 11/15/2030 (e)		1,523	1,190
CCO Holdings LLC / CCO Holdings Capital Corp.,
4.25%, 02/01/2031 (e)		9,971	8,080
4.25%, 01/15/2034 (e)		5,801	4,385
4.50%, 08/15/2030 (e)		528	440
4.50%, 05/01/2032		4,947	3,950
4.50%, 06/01/2033 (e)		2,550	2,002
4.75%, 03/01/2030 (e)		4,003	3,424
4.75%, 02/01/2032 (e)		1,924	1,569
5.00%, 02/01/2028 (e)		5,808	5,292
5.13%, 05/01/2027 (e)		4,219	3,929
6.38%, 09/01/2029 (e)		4,241	3,995
7.38%, 03/01/2031 (e)		3,508	3,418
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 02/01/2024		207	205
CSC Holdings LLC,
3.38%, 02/15/2031 (e)		900	609
4.13%, 12/01/2030 (e)		3,222	2,254
4.50%, 11/15/2031 (e)		3,188	2,222
4.63%, 12/01/2030 (e)		7,010	3,119
5.00%, 11/15/2031 (e)		2,100	979
5.25%, 06/01/2024		443	412
5.38%, 02/01/2028 (e)		825	663
5.50%, 04/15/2027 (e)		2,346	1,952
5.75%, 01/15/2030 (e)		2,000	945
6.50%, 02/01/2029 (e)		1,500	1,212
7.50%, 04/01/2028 (e)		500	285
11.25%, 05/15/2028 (e)		5,087	4,933

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Media — continued
Diamond Sports Group LLC / Diamond Sports Finance Co.,
5.38%, 08/15/2026 (d) (e)		17,957	606
6.63%, 08/15/2027 (d) (e)		10,954	276
DIRECTV Financing LLC / Directv Financing Co-Obligor, Inc., 5.88%, 08/15/2027 (e)		1,539	1,394
DISH DBS Corp.,
5.13%, 06/01/2029		1,344	624
5.25%, 12/01/2026 (e)		21	17
5.75%, 12/01/2028 (e)		1,790	1,331
7.38%, 07/01/2028		5,423	2,901
7.75%, 07/01/2026		4,515	2,777
DISH Network Corp., 11.75%, 11/15/2027 (e)		8,234	8,024
FactSet Research Systems, Inc., 2.90%, 03/01/2027		120	110
GCI LLC, 4.75%, 10/15/2028 (e)		182	155
Gray Television, Inc.,
5.88%, 07/15/2026 (e)		2,565	2,290
7.00%, 05/15/2027 (e)		500	425
iHeartCommunications, Inc., 6.38%, 05/01/2026		1,175	986
LCPR Senior Secured Financing DAC, (Ireland), 6.75%, 10/15/2027 (e)		2,112	1,979
Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2027 (e)		325	304
News Corp., 3.88%, 05/15/2029 (e)		250	219
Nexstar Media, Inc.,
4.75%, 11/01/2028 (e)		590	512
5.63%, 07/15/2027 (e)		400	373
Radiate Holdco LLC / Radiate Finance, Inc.,
4.50%, 09/15/2026 (e)		3,539	2,824
6.50%, 09/15/2028 (e)		8,496	4,946
RCS & RDS SA, (Romania), Reg. S, 2.50%, 02/05/2025	EUR	100	104
Sinclair Television Group, Inc.,
4.13%, 12/01/2030 (e)		3,656	2,395
5.13%, 02/15/2027 (e)		2,465	2,088
Sirius XM Radio, Inc.,
3.13%, 09/01/2026 (e)		2,810	2,516
5.00%, 08/01/2027 (e)		3,099	2,875
TEGNA, Inc., 4.75%, 03/15/2026 (e)		202	193
Tele Columbus AG, (Germany), Reg. S, 3.88%, 05/02/2025	EUR	344	252
Telenet Finance Luxembourg Notes Sarl, (Luxembourg), 5.50%, 03/01/2028 (e)		1,200	1,100
Univision Communications, Inc.,
5.13%, 02/15/2025 (e)		2,798	2,739
6.63%, 06/01/2027 (e)		5,067	4,899
7.38%, 06/30/2030 (e)		849	808
UPC Broadband Finco BV, (Netherlands), 4.88%, 07/15/2031 (e)		1,402	1,154
Virgin Media Vendor Financing Notes III DAC, (Ireland), Reg. S, 4.88%, 07/15/2028	GBP	300	301

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	217

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Media — continued
Virgin Media Vendor Financing Notes IV DAC, (Ireland), 5.00%, 07/15/2028 (e)		2,389	2,090
VZ Secured Financing BV, (Netherlands),
Reg. S, 3.50%, 01/15/2032	EUR	100	84
5.00%, 01/15/2032 (e)		2,150	1,731
VZ Vendor Financing II BV, (Netherlands), Reg. S, 2.88%, 01/15/2029	EUR	100	84
Ziggo Bond Co. BV, (Netherlands), 5.13%, 02/28/2030 (e)		872	660
Ziggo BV, (Netherlands), 4.88%, 01/15/2030 (e)		152	126

			126,917

Telecommunications — 3.5%
Altice France Holding SA, (Luxembourg), 10.50%, 05/15/2027 (e)		2,883	1,746
Altice France SA, (France),
Reg. S, 2.13%, 02/15/2025	EUR	200	200
5.13%, 01/15/2029 (e)		1,276	910
5.13%, 07/15/2029 (e)		3,054	2,168
5.50%, 01/15/2028 (e)		155	117
5.50%, 10/15/2029 (e)		2,218	1,586
8.13%, 02/01/2027 (e)		4,216	3,631
CommScope Technologies LLC, 6.00%, 06/15/2025 (e)		2,170	2,023
CommScope, Inc.,
4.75%, 09/01/2029 (e)		2,937	2,316
6.00%, 03/01/2026 (e)		1,204	1,122
7.13%, 07/01/2028 (e)		275	195
8.25%, 03/01/2027 (e)		1,653	1,322
Connect Finco Sarl / Connect US Finco LLC, (Multinational), 6.75%, 10/01/2026 (e)		6,080	5,906
Digicel Group Holdings Ltd., (Bermuda), 8.00%, 04/01/2025 (e)		190	82
Digicel International Finance Ltd. / Digicel international Holdings Ltd., (Multinational),
8.00%, 12/31/2026 (e)		6,725	1,143
8.75%, 05/25/2024 (e)		1,000	916
13.00% (Blend (cash 6.00% + PIK 7.00%)), 12/31/2025 (e) (v)		2,651	1,909
Digicel Ltd., (Bermuda), 6.75%, 03/01/2023 (e)		19,230	3,558
Eutelsat SA, (France), Reg. S, 1.50%, 10/13/2028	EUR	200	160
Frontier Communications Holdings LLC,
5.00%, 05/01/2028 (e)		1,519	1,310
5.88%, 10/15/2027 (e)		576	529
6.75%, 05/01/2029 (e)		860	667
8.75%, 05/15/2030 (e)		7,011	6,852
Global Switch Holdings Ltd., (British Virgin Islands), Reg. S, 2.25%, 05/31/2027	EUR	179	181
Globe Telecom, Inc., (Philippines),
Reg. S, 3.00%, 07/23/2035		1,300	969

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Telecommunications — continued
Reg. S, (CMT Index 5 Year + 5.53%), 4.20%, 08/02/2026 (x) (aa)		7,384	6,834
Iliad Holding SASU, (France),
Reg. S, 5.63%, 10/15/2028	EUR	100	101
6.50%, 10/15/2026 (e)		5,921	5,589
7.00%, 10/15/2028 (e)		4,853	4,476
Intelsat Jackson Holdings SA, (Luxembourg),
5.50%, 08/01/2023 (d) (bb) (cc)		3,425	— (h)
6.50%, 03/15/2030 (e)		4,320	3,932
8.50%, 10/15/2024 (d) (e) (bb) (cc)		3,800	— (h)
9.75%, 07/15/2025 (d) (e) (bb) (cc)		1,875	— (h)
Level 3 Financing, Inc.,
3.40%, 03/01/2027 (e)		7,318	6,206
3.75%, 07/15/2029 (e)		255	154
4.25%, 07/01/2028 (e)		210	135
4.63%, 09/15/2027 (e)		700	487
10.50%, 05/15/2030 (e)		3,615	3,668
Liberty Costa Rica Senior Secured Finance, (Cayman Islands), 10.88%, 01/15/2031 (e)		832	823
Ligado Networks LLC, 15.50% (PIK), 11/01/2023 (e) (v)		306	116
Lorca Telecom Bondco SA, (Spain), Reg. S, 4.00%, 09/18/2027	EUR	319	317
Lumen Technologies, Inc., 4.00%, 02/15/2027 (e)		4,739	3,543
SES SA, (Luxembourg),
Reg. S, (EUR Swap Rate 5 Year + 3.19%), 2.88%, 05/27/2026 (x) (aa)	EUR	100	92
Reg. S, (EUR Swap Rate 5 Year + 5.40%), 5.63%, 01/29/2024 (x) (aa)	EUR	100	108
SoftBank Group Corp., (Japan),
Reg. S, 3.13%, 09/19/2025	EUR	482	493
Reg. S, 3.88%, 07/06/2032	EUR	100	83
Reg. S, 4.00%, 09/19/2029	EUR	100	91
Reg. S, 4.50%, 04/20/2025	EUR	100	107
Reg. S, (USD ICE Swap Rate 5 Year + 4.23%), 6.00%, 07/19/2023 (x) (aa)		200	199
Sprint Capital Corp.,
6.88%, 11/15/2028		500	530
8.75%, 03/15/2032		575	695
Sprint LLC,
7.13%, 06/15/2024		2,584	2,607
7.63%, 02/15/2025		1,390	1,419
7.88%, 09/15/2023		1,150	1,153
Telecom Italia Capital SA, (Luxembourg),
6.00%, 09/30/2034		332	266
6.38%, 11/15/2033		425	360
7.20%, 07/18/2036		1,436	1,235
Telecom Italia Finance SA, (Luxembourg), Reg. S, 7.75%, 01/24/2033	EUR	100	114
Telecom Italia SpA, (Italy),
Reg. S, 1.63%, 01/18/2029	EUR	542	452
5.30%, 05/30/2024 (e)		400	389
Reg. S, 6.88%, 02/15/2028	EUR	127	138

SEE NOTES TO FINANCIAL STATEMENTS.

218	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Telecommunications — continued
Telefonica Europe BV, (Netherlands), Reg. S, (EUR Swap Rate 6 Year + 4.32%), 7.13%, 08/23/2028 (x) (aa)	EUR	200	223
T-Mobile USA, Inc.,
2.25%, 02/15/2026		160	147
2.63%, 04/15/2026		36	34
3.75%, 04/15/2027		90	85
Viasat, Inc.,
5.63%, 09/15/2025 (e)		8,387	8,125
5.63%, 04/15/2027 (e)		393	367
Viavi Solutions, Inc., 3.75%, 10/01/2029 (e)		1,481	1,258
Vmed O2 UK Financing I plc, (United Kingdom),
Reg. S, 4.00%, 01/31/2029	GBP	100	101
4.25%, 01/31/2031 (e)		303	245
4.75%, 07/15/2031 (e)		765	636
Vodafone Group plc, (United Kingdom),
Reg. S, (EUR Swap Rate 5 Year + 3.48%), 3.00%, 08/27/2080 (aa)	EUR	100	88
Reg. S, (GBP Swap Rate 5 Year + 3.27%), 4.88%, 10/03/2078 (aa)	GBP	200	237
Reg. S, (EUR Swap Rate 5 Year + 3.49%), 6.50%, 08/30/2084 (aa)	EUR	100	110
Xiaomi Best Time International Ltd., (Hong Kong), Reg. S, 4.10%, 07/14/2051		3,100	1,831
Zayo Group Holdings, Inc.,
4.00%, 03/01/2027 (e)		11,803	8,336
6.13%, 03/01/2028 (e)		6,295	3,932

			114,185

Total Communications			290,663

Consumer Cyclical — 17.4%
Airlines — 1.2%
Air Canada, (Canada), 3.88%, 08/15/2026 (e)		1,647	1,527
Air France-KLM, (France), Reg. S, 8.13%, 05/31/2028	EUR	200	226
Allegiant Travel Co., 7.25%, 08/15/2027 (e)		410	408
American Airlines, Inc.,
7.25%, 02/15/2028 (e)		1,106	1,099
11.75%, 07/15/2025 (e)		7,007	7,683
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., (Multinational),
5.50%, 04/20/2026 (e)		959	946
5.75%, 04/20/2029 (e)		5,243	5,092
British Airways 2013-1 Class A Pass Through Trust, 4.63%, 06/20/2024 (e)		143	141
Deutsche Lufthansa AG, (Germany), Reg. S, 3.50%, 07/14/2029	EUR	100	99
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., (Cayman Islands), 5.75%, 01/20/2026 (e)		1,583	1,499

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Airlines — continued
International Consolidated Airlines Group SA, (Spain), Reg. S, 3.75%, 03/25/2029	EUR	100	95
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/2027 (e)		3,722	3,730
Singapore Airlines Ltd., (Singapore), Reg. S, 3.00%, 07/20/2026		4,650	4,349
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., (Cayman Islands),
8.00%, 09/20/2025 (e)		919	926
United Airlines Pass Through Trust,
Series 20-1, Class A, 5.88%, 10/15/2027		76	76
Series 20-1, Class B, 4.88%, 01/15/2026		41	39
United Airlines, Inc.,
4.38%, 04/15/2026 (e)		4,097	3,891
4.63%, 04/15/2029 (e)		6,130	5,585
VistaJet Malta Finance PLC / Vista Management Holding, Inc., (Multinational),
6.38%, 02/01/2030 (e)		1,150	926
7.88%, 05/01/2027 (e)		1,754	1,576
9.50%, 06/01/2028 (e)		475	436

			40,349

Apparel — 0.3%
Crocs, Inc.,
4.13%, 08/15/2031 (e)		163	132
4.25%, 03/15/2029 (e)		1,111	944
Hanesbrands, Inc.,
4.88%, 05/15/2026 (e)		254	237
9.00%, 02/15/2031 (e)		1,752	1,766
Kontoor Brands, Inc., 4.13%, 11/15/2029 (e)		500	418
Levi Strauss & Co., 3.50%, 03/01/2031 (e)		2,352	1,946
PVH Corp., 4.63%, 07/10/2025		190	184
William Carter Co. (The), 5.63%, 03/15/2027 (e)		330	320
Wolverine World Wide, Inc., 4.00%, 08/15/2029 (e)		2,875	2,289

			8,236

Auto Manufacturers — 1.7%
Allison Transmission, Inc., 3.75%, 01/30/2031 (e)		900	760
Daimler Truck Finance North America LLC, 5.15%, 01/16/2026 (e)		150	149
Ford Motor Co.,
3.25%, 02/12/2032		3,127	2,460
4.75%, 01/15/2043		5,723	4,401
5.29%, 12/08/2046		1,155	952
6.10%, 08/19/2032		651	629
7.40%, 11/01/2046		1,275	1,302

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	219

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Auto Manufacturers — continued
Ford Motor Credit Co. LLC,
2.30%, 02/10/2025		200	187
2.70%, 08/10/2026		3,406	3,043
4.00%, 11/13/2030		1,100	940
4.13%, 08/04/2025		597	566
4.27%, 01/09/2027		2,500	2,311
4.39%, 01/08/2026		908	859
4.54%, 03/06/2025	GBP	287	345
4.87%, 08/03/2027	EUR	225	241
4.95%, 05/28/2027		3,820	3,604
5.11%, 05/03/2029		3,253	3,017
5.13%, 06/16/2025		4,896	4,759
5.58%, 03/18/2024		879	873
6.80%, 05/12/2028		200	200
6.95%, 03/06/2026		1,100	1,106
7.20%, 06/10/2030		2,600	2,627
7.35%, 03/06/2030		2,151	2,197
General Motors Financial Co., Inc.,
2.75%, 06/20/2025		1,000	942
5.40%, 04/06/2026		95	94
Series C, (CMT Index 5 Year + 5.00%), 5.70%, 09/30/2030 (x) (aa)		5	4
Hyundai Capital America,
0.80%, 01/08/2024 (e)		500	487
5.65%, 06/26/2026 (e)		156	155
Jaguar Land Rover Automotive plc, (United Kingdom), Reg. S, 4.50%, 07/15/2028	EUR	100	95
Nissan Motor Acceptance Co. LLC, 3.88%, 09/21/2023 (e)		775	771
Nissan Motor Co. Ltd., (Japan), 4.81%, 09/17/2030 (e)		1,175	1,030
PM General Purchaser LLC, 9.50%, 10/01/2028 (e)		2,510	2,456
RCI Banque SA, (France), Reg. S, (EUR Swap Rate 5 Year + 2.85%), 2.63%, 02/18/2030 (aa)	EUR	600	608
TML Holdings Pte Ltd., (Singapore),
Reg. S, 4.35%, 06/09/2026		6,650	6,212
Reg. S, 5.50%, 06/03/2024		3,200	3,154
Wabash National Corp., 4.50%, 10/15/2028 (e)		76	66

			53,602

Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., (Jersey),
Reg. S, 3.50%, 08/15/2024	EUR	15	16
4.88%, 08/15/2026 (e)		2,325	2,209
7.00%, 04/15/2028 (e)		575	581
American Axle & Manufacturing, Inc., 6.50%, 04/01/2027		1,275	1,210
Clarios Global LP / Clarios US Finance Co., (Multinational),
Reg. S, 4.38%, 05/15/2026	EUR	1,262	1,311

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Auto Parts & Equipment — continued
6.25%, 05/15/2026 (e)		4,343	4,315
6.75%, 05/15/2028 (e)		3,608	3,595
8.50%, 05/15/2027 (e)		12,116	12,137
Clarios Global LP, (Canada), 6.75%, 05/15/2025 (e)		1,204	1,205
Dana Financing Luxembourg Sarl, (Luxembourg), 5.75%, 04/15/2025 (e)		74	73
Reg. S, 8.50%, 07/15/2031	EUR	137	154
Dana, Inc.,
4.25%, 09/01/2030		500	416
4.50%, 02/15/2032		575	477
5.38%, 11/15/2027		275	261
5.63%, 06/15/2028		700	658
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (e)		186	170
Forvia, (France),
Reg. S, 2.75%, 02/15/2027	EUR	185	183
Reg. S, 7.25%, 06/15/2026	EUR	150	170
Goodyear Tire & Rubber Co. (The),
5.00%, 07/15/2029		678	612
5.63%, 04/30/2033		740	643
9.50%, 05/31/2025		105	107
Grupo Antolin-Irausa SA, (Spain), Reg. S, 3.50%, 04/30/2028	EUR	100	79
IHO Verwaltungs GmbH, (Germany), Reg. S, 8.75% (cash), 05/15/2028 (v)	EUR	128	144
Titan International, Inc., 7.00%, 04/30/2028		1,025	958
ZF Europe Finance BV, (Netherlands), Reg. S, 2.00%, 02/23/2026	EUR	300	297
ZF Finance GmbH, (Germany), Reg. S, 5.75%, 08/03/2026	EUR	100	109

			32,090

Distribution/Wholesale — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/2029 (e)		45	38
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (e)		1,763	1,640
H&E Equipment Services, Inc., 3.88%, 12/15/2028 (e)		3,250	2,814
LKQ Corp., 5.75%, 06/15/2028 (e)		106	105
Resideo Funding, Inc., 4.00%, 09/01/2029 (e)		218	181
Ritchie Bros Holdings, Inc.,
6.75%, 03/15/2028 (e)		552	556
7.75%, 03/15/2031 (e)		650	675
Windsor Holdings III LLC, 8.50%, 06/15/2030 (e) (w)		1,100	1,097

			7,106

Entertainment — 2.5%
Allwyn Entertainment Financing UK plc, (United Kingdom),
Reg. S, 7.25%, 04/30/2030	EUR	132	146
7.88%, 04/30/2029 (e)		666	674

SEE NOTES TO FINANCIAL STATEMENTS.

220	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Entertainment — continued
Boyne USA, Inc., 4.75%, 05/15/2029 (e)		2,344	2,112
Caesars Entertainment, Inc.,
4.63%, 10/15/2029 (e)		5,866	5,122
6.25%, 07/01/2025 (e)		5,931	5,903
7.00%, 02/15/2030 (e)		7,209	7,240
8.13%, 07/01/2027 (e)		4,743	4,852
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 07/01/2025 (e)		366	370
CCM Merger, Inc., 6.38%, 05/01/2026 (e)		1,245	1,208
CDI Escrow Issuer, Inc., 5.75%, 04/01/2030 (e)		4,295	4,009
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op,
5.38%, 04/15/2027		242	230
5.50%, 05/01/2025 (e)		1,811	1,795
6.50%, 10/01/2028		3	3
Churchill Downs, Inc.,
4.75%, 01/15/2028 (e)		2,222	2,061
5.50%, 04/01/2027 (e)		387	372
6.75%, 05/01/2031 (e)		2,543	2,514
Cirsa Finance International Sarl, (Luxembourg), Reg. S, 4.75%, 05/22/2025	EUR	100	107
CPUK Finance Ltd., (Jersey), Reg. S, 4.88%, 08/28/2025	GBP	100	120
Everi Holdings, Inc., 5.00%, 07/15/2029 (e)		100	88
Golden Entertainment, Inc., 7.63%, 04/15/2026 (e)		1,829	1,837
Inter Media and Communication SpA, (Italy), Reg. S, 6.75%, 02/09/2027	EUR	200	211
International Game Technology plc, (United Kingdom), 5.25%, 01/15/2029 (e)		855	810
Jacobs Entertainment, Inc., 6.75%, 02/15/2029 (e)		1,300	1,163
Lions Gate Capital Holdings LLC, 5.50%, 04/15/2029 (e)		1,573	1,139
Live Nation Entertainment, Inc.,
3.75%, 01/15/2028 (e)		410	366
4.75%, 10/15/2027 (e)		2,153	2,008
4.88%, 11/01/2024 (e)		33	33
5.63%, 03/15/2026 (e)		78	76
6.50%, 05/15/2027 (e)		7,594	7,635
Lottomatica SpA, (Italy),
Reg. S, 6.25%, 07/15/2025	EUR	300	332
Reg. S, 9.75%, 09/30/2027	EUR	123	145
Merlin Entertainments Ltd., (United Kingdom), 5.75%, 06/15/2026 (e)		1,555	1,498
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (e)		1,521	1,343

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Entertainment — continued
Motion Bondco DAC, (Ireland), 6.63%, 11/15/2027 (e)		707	647
Odeon Finco plc, (United Kingdom), 12.75%, 11/01/2027 (e)		313	307
Penn Entertainment, Inc.,
4.13%, 07/01/2029 (e)		2,200	1,804
5.63%, 01/15/2027 (e)		2,264	2,117
Pinewood Finance Co. Ltd., (United Kingdom), Reg. S, 3.63%, 11/15/2027	GBP	100	110
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (e)		1,591	1,174
Scientific Games Holdings LP / Scientific Games US FinCo., Inc., 6.63%, 03/01/2030 (e)		1,080	950
Scientific Games International, Inc.,
7.00%, 05/15/2028 (e)		1,196	1,189
7.25%, 11/15/2029 (e)		500	501
8.63%, 07/01/2025 (e)		58	59
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (e)		1,902	1,852
Six Flags Theme Parks, Inc., 7.00%, 07/01/2025 (e)		958	963
Warnermedia Holdings, Inc.,
3.79%, 03/15/2025		112	108
5.14%, 03/15/2052		5,440	4,424
5.39%, 03/15/2062		1,769	1,434
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.,
5.13%, 10/01/2029 (e)		4,872	4,366
7.13%, 02/15/2031 (e)		1,455	1,446

			80,973

Food Service — 0.2%
Aramark International Finance Sarl, (Luxembourg), Reg. S, 3.13%, 04/01/2025	EUR	693	725
Aramark Services, Inc.,
5.00%, 04/01/2025 (e)		406	400
5.00%, 02/01/2028 (e)		2,705	2,550
6.38%, 05/01/2025 (e)		2,470	2,467
Elior Group SA, (France), Reg. S, 3.75%, 07/15/2026	EUR	100	90

			6,232

Home Builders — 1.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.,
4.63%, 08/01/2029 (e)		1,108	944
4.63%, 04/01/2030 (e)		500	427
6.63%, 01/15/2028 (e)		950	908
Beazer Homes USA, Inc.,
5.88%, 10/15/2027		5,850	5,455
6.75%, 03/15/2025		1,330	1,320

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	221

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Home Builders — continued
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, (Canada),
4.88%, 02/15/2030 (e)	4,143	3,247
5.00%, 06/15/2029 (e)	1,586	1,270
6.25%, 09/15/2027 (e)	1,550	1,423
Century Communities, Inc., 6.75%, 06/01/2027	1,125	1,127
Empire Communities Corp., (Canada), 7.00%, 12/15/2025 (e)	225	213
Forestar Group, Inc.,
3.85%, 05/15/2026 (e)	650	597
5.00%, 03/01/2028 (e)	1,475	1,352
KB Home,
4.00%, 06/15/2031	500	431
4.80%, 11/15/2029	2,000	1,834
6.88%, 06/15/2027	698	708
7.25%, 07/15/2030	600	608
M/I Homes, Inc., 4.95%, 02/01/2028	1,268	1,182
Mattamy Group Corp., (Canada),
4.63%, 03/01/2030 (e)	1,580	1,366
5.25%, 12/15/2027 (e)	4,922	4,586
Meritage Homes Corp., 5.13%, 06/06/2027	653	627
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 02/15/2028	3,025	2,682
4.75%, 04/01/2029	450	390
STL Holding Co. LLC, 7.50%, 02/15/2026 (e)	1,615	1,483
Taylor Morrison Communities, Inc.,
5.13%, 08/01/2030 (e)	1,821	1,682
5.75%, 01/15/2028 (e)	700	677
5.88%, 06/15/2027 (e)	1,890	1,856
Tri Pointe Homes, Inc.,
5.25%, 06/01/2027	450	427
5.70%, 06/15/2028	1,801	1,740

		40,562

Home Furnishings — 0.0% (g)
Tempur Sealy International, Inc.,
3.88%, 10/15/2031 (e)	398	325
4.00%, 04/15/2029 (e)	1,449	1,246

		1,571

Housewares — 0.3%
CD&R Smokey Buyer, Inc., 6.75%, 07/15/2025 (e)	1,230	1,139
Scotts Miracle-Gro Co. (The),
4.00%, 04/01/2031	3,072	2,419
4.38%, 02/01/2032	1,000	788
4.50%, 10/15/2029	800	684
SWF Escrow Issuer Corp., 6.50%, 10/01/2029 (e)	6,487	3,892

		8,922

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Leisure Time — 2.0%
Carnival Corp., (Panama),
4.00%, 08/01/2028 (e)		1,988	1,768
5.75%, 03/01/2027 (e)		5,346	4,922
6.00%, 05/01/2029 (e)		3,685	3,290
7.63%, 03/01/2026 (e)		2,911	2,851
Reg. S, 7.63%, 03/01/2026	EUR	103	109
9.88%, 08/01/2027 (e)		1,256	1,308
Reg. S, 10.13%, 02/01/2026	EUR	300	343
10.50%, 02/01/2026 (e)		2,738	2,878
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028 (e)		10,234	11,193
Carnival plc, (United Kingdom), 1.00%, 10/28/2029	EUR	100	67
Dometic Group AB, (Sweden), Reg. S, 3.00%, 05/08/2026	EUR	100	102
Life Time, Inc.,
5.75%, 01/15/2026 (e)		2,136	2,081
8.00%, 04/15/2026 (e)		897	886
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (e)		1,867	1,894
Lindblad Expeditions LLC, 6.75%, 02/15/2027 (e)		1,385	1,319
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (e)		74	59
NCL Corp. Ltd., (Bermuda),
5.88%, 03/15/2026 (e)		2,655	2,484
5.88%, 02/15/2027 (e)		950	925
7.75%, 02/15/2029 (e)		769	730
8.38%, 02/01/2028 (e)		2,042	2,134
NCL Finance Ltd., (Bermuda), 6.13%, 03/15/2028 (e)		1,062	956
Royal Caribbean Cruises Ltd., (Liberia),
4.25%, 07/01/2026 (e)		589	541
5.38%, 07/15/2027 (e)		1,235	1,154
5.50%, 08/31/2026 (e)		524	497
5.50%, 04/01/2028 (e)		316	295
7.25%, 01/15/2030 (e)		3,075	3,115
8.25%, 01/15/2029 (e)		1,800	1,890
9.25%, 01/15/2029 (e)		2,902	3,092
11.50%, 06/01/2025 (e)		1,177	1,249
11.63%, 08/15/2027 (e)		2,143	2,330
TUI Cruises GmbH, (Germany), Reg. S, 6.50%, 05/15/2026	EUR	100	100
Viking Cruises Ltd., (Bermuda),
5.88%, 09/15/2027 (e)		2,488	2,287
6.25%, 05/15/2025 (e)		500	490
9.13%, 07/15/2031 (e)		2,722	2,750
Viking Ocean Cruises Ship VII Ltd., (Bermuda), 5.63%, 02/15/2029 (e)		2,234	2,044

			64,133

Lodging — 4.4%
Accor SA, (France), Reg. S, (EUR Swap Rate 5 Year + 4.56%), 4.38%, 01/30/2024 (x) (aa)	EUR	200	215

SEE NOTES TO FINANCIAL STATEMENTS.

222	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Lodging — continued
Boyd Gaming Corp., 4.75%, 06/15/2031 (e)	1,997	1,784
Champion Path Holdings Ltd., (British Virgin Islands), Reg. S, 4.50%, 01/27/2026	4,719	4,147
Fortune Star BVI Ltd., (British Virgin Islands),
Reg. S, 5.00%, 05/18/2026	2,900	2,152
Reg. S, 5.05%, 01/27/2027	3,100	2,124
Reg. S, 5.95%, 10/19/2025	7,400	5,837
Reg. S, 6.85%, 07/02/2024	3,000	2,701
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (e)	270	241
Hilton Domestic Operating Co., Inc.,
3.63%, 02/15/2032 (e)	1,973	1,645
3.75%, 05/01/2029 (e)	835	741
4.00%, 05/01/2031 (e)	245	213
4.88%, 01/15/2030	1,642	1,528
5.75%, 05/01/2028 (e)	858	845
Hyatt Hotels Corp., 1.30%, 10/01/2023	440	436
Las Vegas Sands Corp., 3.90%, 08/08/2029	18	16
Melco Resorts Finance Ltd., (Cayman Islands),
4.88%, 06/06/2025 (e)	900	857
Reg. S, 4.88%, 06/06/2025	5,580	5,316
5.38%, 12/04/2029 (e)	2,000	1,654
Reg. S, 5.63%, 07/17/2027	1,600	1,448
5.75%, 07/21/2028 (e)	600	528
Reg. S, 5.75%, 07/21/2028	18,250	16,060
MGM China Holdings Ltd., (Cayman Islands), 4.75%, 02/01/2027 (e)	350	319
Reg. S, 4.75%, 02/01/2027	2,800	2,548
5.25%, 06/18/2025 (e)	2,200	2,108
Reg. S, 5.25%, 06/18/2025	2,970	2,845
5.88%, 05/15/2026 (e)	200	190
Reg. S, 5.88%, 05/15/2026	500	476
MGM Resorts International,
4.63%, 09/01/2026	750	707
4.75%, 10/15/2028	2,826	2,565
5.50%, 04/15/2027	650	623
5.75%, 06/15/2025	475	470
6.75%, 05/01/2025	350	351
Sands China Ltd., (Cayman Islands),
2.80%, 03/08/2027	3,900	3,385
3.75%, 08/08/2031	1,800	1,464
4.30%, 01/08/2026	8,850	8,321
4.88%, 06/18/2030	1,800	1,602
5.63%, 08/08/2025	5,600	5,464
5.90%, 08/08/2028	16,700	15,921
Station Casinos LLC,
4.50%, 02/15/2028 (e)	1,578	1,416
4.63%, 12/01/2031 (e)	588	496
Studio City Co. Ltd., (British Virgin Islands), Reg. S, 7.00%, 02/15/2027	1,800	1,686
Studio City Finance Ltd., (British Virgin Islands),
Reg. S, 5.00%, 01/15/2029	1,200	889

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Lodging — continued
Reg. S, 6.00%, 07/15/2025		8,883	8,244
Reg. S, 6.50%, 01/15/2028		1,100	918
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/2025 (e)		800	772
Wynn Macau Ltd., (Cayman Islands),
Reg. S, 4.88%, 10/01/2024		2,000	1,950
Reg. S, 5.13%, 12/15/2029		650	546
5.50%, 01/15/2026 (e)		814	756
Reg. S, 5.50%, 01/15/2026		12,550	11,656
5.50%, 10/01/2027 (e)		1,530	1,361
Reg. S, 5.50%, 10/01/2027		3,400	3,026
5.63%, 08/26/2028 (e)		5,710	4,982
Reg. S, 5.63%, 08/26/2028		3,900	3,403

			141,948

Retail — 2.2%
1011778 BC ULC / New Red Finance, Inc., (Canada),
3.50%, 02/15/2029 (e)		1,500	1,316
3.88%, 01/15/2028 (e)		240	219
4.00%, 10/15/2030 (e)		3,271	2,799
4.38%, 01/15/2028 (e)		767	708
5.75%, 04/15/2025 (e)		77	77
7-Eleven, Inc., 0.80%, 02/10/2024 (e)		425	412
Arko Corp., 5.13%, 11/15/2029 (e)		1,559	1,267
Asbury Automotive Group, Inc.,
4.75%, 03/01/2030		3	3
5.00%, 02/15/2032 (e)		793	690
At Home Group, Inc.,
4.88%, 07/15/2028 (e)		300	152
7.13%, 07/15/2029 (e)		607	425
BCPE Ulysses Intermediate, Inc., 7.75% (cash), 04/01/2027 (e) (v)		125	110
Beacon Roofing Supply, Inc., 4.13%, 05/15/2029 (e)		935	827
Brinker International, Inc.,
5.00%, 10/01/2024 (e)		625	609
8.25%, 07/15/2030 (e)		1,525	1,503
Burger King France SAS, (France), Reg. S, (ICE LIBOR EUR 3 Month + 4.75%), 8.00%, 11/01/2026 (aa)	EUR	300	327
Carrols Restaurant Group, Inc., 5.88%, 07/01/2029 (e)		975	802
Constellation Automotive Financing plc, (United Kingdom), Reg. S, 4.88%, 07/15/2027	GBP	100	97
eG Global Finance plc, (United Kingdom),
Reg. S, 4.38%, 02/07/2025	EUR	922	952
Reg. S, 6.25%, 10/30/2025	EUR	1,536	1,590
6.75%, 02/07/2025 (e)		2,357	2,289
8.50%, 10/30/2025 (e)		1,765	1,713
Ferrellgas LP / Ferrellgas Finance Corp.,
5.38%, 04/01/2026 (e)		300	279
5.88%, 04/01/2029 (e)		335	281

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	223

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Retail — continued
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.,
4.63%, 01/15/2029 (e)		1,491	1,308
6.75%, 01/15/2030 (e)		3,962	3,372
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (e)		2,734	2,283
Gap, Inc. (The),
3.63%, 10/01/2029 (e)		875	619
3.88%, 10/01/2031 (e)		2,030	1,386
Goldstory SASU, (France), Reg. S, 5.38%, 03/01/2026	EUR	200	210
GYP Holdings III Corp., 4.63%, 05/01/2029 (e)		1,502	1,322
Jollibee Worldwide Pte Ltd., (Singapore), Reg. S, 4.13%, 01/24/2026		4,200	4,013
Ken Garff Automotive LLC, 4.88%, 09/15/2028 (e)		3	3
LBM Acquisition LLC, 6.25%, 01/15/2029 (e)		2,025	1,675
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (e)		2,665	2,280
Lithia Motors, Inc., 3.88%, 06/01/2029 (e)		13	11
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/2026 (e)		579	539
Park River Holdings, Inc.,
5.63%, 02/01/2029 (e)		2,900	2,248
6.75%, 08/01/2029 (e)		550	437
Patrick Industries, Inc.,
4.75%, 05/01/2029 (e)		825	709
7.50%, 10/15/2027 (e)		60	58
PetSmart, Inc. / PetSmart Finance Corp.,
4.75%, 02/15/2028 (e)		250	231
7.75%, 02/15/2029 (e)		2,955	2,936
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/01/2025		2,675	2,638
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/2025 (e)		225	219
SRS Distribution, Inc.,
4.63%, 07/01/2028 (e)		2,625	2,344
6.00%, 12/01/2029 (e)		3,286	2,836
6.13%, 07/01/2029 (e)		4,266	3,684
Staples, Inc., 7.50%, 04/15/2026 (e)		760	628
Stonegate Pub Co. Financing 2019 plc, (United Kingdom), Reg. S, 8.00%, 07/13/2025	GBP	150	173
Suburban Propane Partners LP / Suburban Energy Finance Corp.,
5.00%, 06/01/2031 (e)		1,950	1,632
5.88%, 03/01/2027		725	701
Superior Plus LP / Superior General Partner, Inc., (Canada), 4.50%, 03/15/2029 (e)		2,500	2,191
White Cap Buyer LLC, 6.88%, 10/15/2028 (e)		6,807	6,169

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Retail — continued
White Cap Parent LLC, 8.25% (cash), 03/15/2026 (e) (v)		1,350	1,293

			69,595

Storage/Warehousing — 0.1%
GLP China Holdings Ltd., (Hong Kong), Reg. S, 2.95%, 03/29/2026		3,050	1,867

Toys/Games/Hobbies — 0.1%
Mattel, Inc., 5.45%, 11/01/2041		2,701	2,238

Total Consumer Cyclical			559,424

Consumer Non-cyclical — 10.4%
Agriculture — 0.3%
BAT Capital Corp.,
3.22%, 08/15/2024		327	317
3.56%, 08/15/2027		258	237
4.70%, 04/02/2027		274	265
BAT International Finance plc, (United Kingdom), 3.95%, 06/15/2025 (e)		337	325
Darling Ingredients, Inc., 6.00%, 06/15/2030 (e)		2,720	2,657
Imperial Brands Finance plc, (United Kingdom),
3.13%, 07/26/2024 (e)		643	621
6.13%, 07/27/2027 (e)		855	856
Philip Morris International, Inc.,
4.88%, 02/13/2026		112	111
5.13%, 11/17/2027		193	194
Reynolds American, Inc., 4.45%, 06/12/2025		281	273
Tereos Finance Groupe I SA, (France), Reg. S, 7.25%, 04/15/2028	EUR	175	194
Vector Group Ltd., 5.75%, 02/01/2029 (e)		3,100	2,697
Viterra Finance BV, (Netherlands), 2.00%, 04/21/2026 (e)		700	625

			9,372

Biotechnology — 0.1%
Amgen, Inc.,
5.15%, 03/02/2028		241	241
5.25%, 03/02/2025		135	134
5.51%, 03/02/2026		241	241
Cidron Aida Finco Sarl, (Luxembourg), Reg. S, 6.25%, 04/01/2028	GBP	100	110
Gilead Sciences, Inc., 0.75%, 09/29/2023		760	751
Grifols Escrow Issuer SA, (Spain), Reg. S, 3.88%, 10/15/2028	EUR	100	93
Illumina, Inc.,
5.75%, 12/13/2027		151	152
5.80%, 12/12/2025		38	38

			1,760

SEE NOTES TO FINANCIAL STATEMENTS.

224	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — 4.0%
Adani Ports & Special Economic Zone Ltd., (India), 3.38%, 07/24/2024 (e)		200	191
ADT Security Corp. (The),
4.13%, 08/01/2029 (e)		1,209	1,044
4.88%, 07/15/2032 (e)		250	214
Adtalem Global Education, Inc., 5.50%, 03/01/2028 (e)		1,250	1,134
Albion Financing 1 Sarl / Aggreko Holdings, Inc., (Luxembourg), 6.13%, 10/15/2026 (e)		200	188
Allied Universal Holdco LLC / Allied Universal Finance Corp.,
6.00%, 06/01/2029 (e)		7,924	5,847
6.63%, 07/15/2026 (e)		5,991	5,685
9.75%, 07/15/2027 (e)		8,496	7,510
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl, (Multinational),
Reg. S, 3.63%, 06/01/2028	EUR	160	139
4.63%, 06/01/2028 (e)		10,825	9,134
Alta Equipment Group, Inc., 5.63%, 04/15/2026 (e)		900	836
AMN Healthcare, Inc.,
4.00%, 04/15/2029 (e)		450	392
4.63%, 10/01/2027 (e)		874	809
APi Group DE, Inc.,
4.13%, 07/15/2029 (e)		1,730	1,492
4.75%, 10/15/2029 (e)		450	405
APX Group, Inc.,
5.75%, 07/15/2029 (e)		1,909	1,657
6.75%, 02/15/2027 (e)		154	151
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 04/01/2028 (e)		1,450	1,335
Avis Budget Finance Plc, (Jersey), Reg. S, 4.75%, 01/30/2026	EUR	300	321
BCP V Modular Services Finance II plc, (United Kingdom),
Reg. S, 4.75%, 11/30/2028	EUR	100	93
Reg. S, 6.13%, 11/30/2028	GBP	100	105
Block, Inc.,
2.75%, 06/01/2026		1,289	1,173
3.50%, 06/01/2031		6,448	5,341
Brink’s Co. (The),
4.63%, 10/15/2027 (e)		1,738	1,614
5.50%, 07/15/2025 (e)		625	617
Carriage Services, Inc., 4.25%, 05/15/2029 (e)		400	344
CoreLogic, Inc., 4.50%, 05/01/2028 (e)		3,065	2,471
eHi Car Services Ltd., (Cayman Islands), Reg. S, 7.00%, 09/21/2026		6,650	3,963
Garda World Security Corp., (Canada),
4.63%, 02/15/2027 (e)		613	561
7.75%, 02/15/2028 (e)		2,065	2,050
9.50%, 11/01/2027 (e)		304	293

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Commercial Services — continued
Gartner, Inc.,
3.75%, 10/01/2030 (e)		500	436
4.50%, 07/01/2028 (e)		799	746
Global Payments, Inc.,
2.65%, 02/15/2025		47	45
3.20%, 08/15/2029		716	623
4.45%, 06/01/2028		155	145
5.40%, 08/15/2032		1,475	1,437
5.95%, 08/15/2052		1,429	1,364
Herc Holdings, Inc., 5.50%, 07/15/2027 (e)		2,863	2,746
Hertz Corp. (The),
4.63%, 12/01/2026 (e)		632	570
5.00%, 12/01/2029 (e)		825	682
India Toll Roads, (Mauritius), Reg. S, 5.50%, 08/19/2024		7,300	7,017
La Financiere Atalian SASU, (France), Reg. S, 5.13%, 05/15/2025	EUR	200	150
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.00%, 02/01/2026 (e)		41	37
Metis Merger Sub LLC, 6.50%, 05/15/2029 (e)		4,085	3,524
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (e)		2,000	1,705
Neptune Bidco US, Inc., 9.29%, 04/15/2029 (e)		1,287	1,182
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (e)		2,236	2,001
Prime Security Services Borrower LLC / Prime Finance, Inc.,
5.75%, 04/15/2026 (e)		1,245	1,222
6.25%, 01/15/2028 (e)		2,085	1,954
Q-Park Holding I BV, (Netherlands), Reg. S, 1.50%, 03/01/2025	EUR	100	104
Rekeep SpA, (Italy), Reg. S, 7.25%, 02/01/2026	EUR	200	204
Royal Capital BV, (Netherlands),
Reg. S, (CMT Index 5 Year + 5.93%), 4.88%, 05/05/2024 (x) (aa)		1,131	1,111
Reg. S, (CMT Index 5 Year + 7.40%), 5.00%, 02/05/2026 (x) (aa)		6,150	5,950
Sabre GLBL, Inc., 7.38%, 09/01/2025 (e)		2,235	1,984
Service Corp. International,
3.38%, 08/15/2030		770	643
4.00%, 05/15/2031		2,416	2,058
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/2026 (e)		3,269	3,066
Sotheby’s, 7.38%, 10/15/2027 (e)		7,438	6,690
Sotheby’s / Bidfair Holdings, Inc., 5.88%, 06/01/2029 (e)		299	232
Techem Verwaltungsgesellschaft 674 mbH, (Germany), Reg. S, 6.00%, 07/30/2026		EUR 176	188

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	225

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Commercial Services — continued
Triton Container International Ltd., (Bermuda),
0.80%, 08/01/2023 (e)		400	398
1.15%, 06/07/2024 (e)		169	160
United Rentals North America, Inc.,
3.75%, 01/15/2032		1,750	1,482
3.88%, 02/15/2031		895	775
4.88%, 01/15/2028		2,025	1,927
5.25%, 01/15/2030		425	406
6.00%, 12/15/2029 (e)		8,112	8,092
Verisure Holding AB, (Sweden), Reg. S, 9.25%, 10/15/2027	EUR	100	116
Verscend Escrow Corp., 9.75%, 08/15/2026 (e)		6,775	6,796
Williams Scotsman International, Inc., 4.63%, 08/15/2028 (e)		1,309	1,197

			128,274

Cosmetics/Personal Care — 0.0% (g)
Coty, Inc., Reg. S, 3.88%, 04/15/2026	EUR	100	106
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 4.75%, 01/15/2029 (e)		62	57

			163

Food — 1.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC,
3.25%, 03/15/2026 (e)		358	330
3.50%, 03/15/2029 (e)		1,760	1,524
4.63%, 01/15/2027 (e)		282	267
4.88%, 02/15/2030 (e)		1,144	1,056
5.88%, 02/15/2028 (e)		2,001	1,945
6.50%, 02/15/2028 (e)		1,070	1,072
B&G Foods, Inc.,
5.25%, 04/01/2025		1,775	1,694
5.25%, 09/15/2027		2,271	1,973
Bellis Acquisition Co. plc, (United Kingdom),
Reg. S, 3.25%, 02/16/2026	GBP	300	318
Reg. S, 4.50%, 02/16/2026	GBP	163	177
C&S Group Enterprises LLC, 5.00%, 12/15/2028 (e)		675	520
Casino Guichard Perrachon SA, (France), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.82%), 3.99%, 01/31/2024 (x)	EUR	100	1
China Modern Dairy Holdings Ltd., (Cayman Islands), Reg. S, 2.13%, 07/14/2026		1,800	1,535
Chobani LLC / Chobani Finance Corp., Inc.,
4.63%, 11/15/2028 (e)		4,457	4,056
7.50%, 04/15/2025 (e)		5,382	5,354
Darling Global Finance BV, (Netherlands), Reg. S, 3.63%, 05/15/2026	EUR	300	319
FPC Resources Ltd., (British Virgin Islands), Reg. S, 4.38%, 09/11/2027		300	287

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Food — continued
JGSH Philippines Ltd., (British Virgin Islands), Reg. S, 4.13%, 07/09/2030		6,350	5,730
Kraft Heinz Foods Co.,
6.88%, 01/26/2039		2,000	2,249
7.13%, 08/01/2039 (e)		500	556
Lamb Weston Holdings, Inc.,
4.13%, 01/31/2030 (e)		413	369
4.38%, 01/31/2032 (e)		3,470	3,100
4.88%, 05/15/2028 (e)		72	69
Market Bidco Finco plc, (United Kingdom), 5.50%, 11/04/2027 (e)	GBP	150	148
Performance Food Group, Inc.,
4.25%, 08/01/2029 (e)		212	189
5.50%, 10/15/2027 (e)		1,895	1,826
Picard Groupe SAS, (France), Reg. S, 3.88%, 07/01/2026	EUR	100	100
Pilgrim’s Pride Corp.,
3.50%, 03/01/2032		2,600	2,055
4.25%, 04/15/2031		8,148	6,989
Post Holdings, Inc.,
4.50%, 09/15/2031 (e)		1,821	1,555
4.63%, 04/15/2030 (e)		1,405	1,231
5.50%, 12/15/2029 (e)		950	877
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 4.63%, 03/01/2029 (e)		1,139	914
United Natural Foods, Inc., 6.75%, 10/15/2028 (e)		123	102
US Foods, Inc.,
4.75%, 02/15/2029 (e)		1,879	1,720
6.25%, 04/15/2025 (e)		456	456

			52,663

Healthcare — Products — 0.7%
Avantor Funding, Inc.,
Reg. S, 2.63%, 11/01/2025	EUR	1,081	1,130
Reg. S, 3.88%, 07/15/2028	EUR	100	100
3.88%, 11/01/2029 (e)		2,015	1,764
4.63%, 07/15/2028 (e)		1,867	1,731
Embecta Corp.,
5.00%, 02/15/2030 (e)		1,100	913
6.75%, 02/15/2030 (e)		1,184	1,061
Garden Spinco Corp., 8.63%, 07/20/2030 (e)		942	1,012
GE HealthCare Technologies, Inc., 5.60%, 11/15/2025		225	225
Medline Borrower LP,
3.88%, 04/01/2029 (e)		4,103	3,555
5.25%, 10/01/2029 (e)		11,404	9,895
Teleflex, Inc., 4.25%, 06/01/2028 (e)		1,284	1,173

			22,559

Healthcare — Services — 2.2%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029 (e)		126	116

SEE NOTES TO FINANCIAL STATEMENTS.

226	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Healthcare — Services — continued
AHP Health Partners, Inc., 5.75%, 07/15/2029 (e)		1,798	1,550
Cano Health LLC, 6.25%, 10/01/2028 (e)		655	409
Catalent Pharma Solutions, Inc.,
Reg. S, 2.38%, 03/01/2028	EUR	200	176
3.13%, 02/15/2029 (e)		431	350
3.50%, 04/01/2030 (e)		1,748	1,416
Centene Corp.,
2.45%, 07/15/2028		919	785
2.50%, 03/01/2031		61	49
2.63%, 08/01/2031		521	415
3.00%, 10/15/2030		3,772	3,143
4.25%, 12/15/2027		498	467
Charles River Laboratories International, Inc.,
4.00%, 03/15/2031 (e)		15	13
4.25%, 05/01/2028 (e)		1,363	1,247
CHS / Community Health Systems, Inc.,
4.75%, 02/15/2031 (e)		3,669	2,773
5.25%, 05/15/2030 (e)		3,377	2,660
5.63%, 03/15/2027 (e)		700	617
Clariane SE, (France), Reg. S, (UK Gilts 5 Year + 9.08%), 4.13%, 03/15/2024 (x) (aa)	GBP	200	203
DaVita, Inc.,
3.75%, 02/15/2031 (e)		4,332	3,463
4.63%, 06/01/2030 (e)		3,175	2,725
Encompass Health Corp.,
4.50%, 02/01/2028		55	51
4.63%, 04/01/2031		1,222	1,083
4.75%, 02/01/2030		1,396	1,271
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (e)		876	897
HCA, Inc.,
5.25%, 04/15/2025		500	494
7.05%, 12/01/2027		950	990
7.50%, 11/06/2033		1,650	1,801
HealthEquity, Inc., 4.50%, 10/01/2029 (e)		3,225	2,842
Humana, Inc., 5.70%, 03/13/2026		102	102
IQVIA, Inc.,
Reg. S, 1.75%, 03/15/2026	EUR	200	202
Reg. S, 2.25%, 03/15/2029	EUR	100	93
5.00%, 10/15/2026 (e)		397	383
6.50%, 05/15/2030 (e)		1,178	1,190
Legacy LifePoint Health LLC,
4.38%, 02/15/2027 (e)		173	133
6.75%, 04/15/2025 (e)		1,291	1,191
LifePoint Health, Inc., 5.38%, 01/15/2029 (e)		2,650	1,508
ModivCare, Inc., 5.88%, 11/15/2025 (e)		1,002	928
Molina Healthcare, Inc.,
3.88%, 11/15/2030 (e)		334	286
3.88%, 05/15/2032 (e)		1,855	1,556
4.38%, 06/15/2028 (e)		217	200

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Healthcare — Services — continued
Prime Healthcare Services, Inc., 7.25%, 11/01/2025 (e)		2,425	2,298
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/01/2026 (e)		4,925	4,114
Surgery Center Holdings, Inc.,
6.75%, 07/01/2025 (e)		427	425
10.00%, 04/15/2027 (e)		2,518	2,575
Tenet Healthcare Corp.,
4.25%, 06/01/2029		3,279	2,962
4.38%, 01/15/2030		9,130	8,239
4.88%, 01/01/2026		973	948
5.13%, 11/01/2027		4,525	4,319
6.13%, 10/01/2028		2,022	1,947
6.13%, 06/15/2030		439	432
6.25%, 02/01/2027		697	690
6.75%, 05/15/2031 (e)		3,927	3,936

			72,663

Household Products/Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/2029 (e)		1,715	1,441
Central Garden & Pet Co.,
4.13%, 10/15/2030		79	66
5.13%, 02/01/2028		360	338
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.,
5.00%, 12/31/2026 (e)		450	412
7.00%, 12/31/2027 (e)		1,625	1,438
Spectrum Brands, Inc., 3.88%, 03/15/2031 (e)		1,691	1,387

			5,082

Pharmaceuticals — 1.3%
AdaptHealth LLC,
4.63%, 08/01/2029 (e)		2,100	1,676
5.13%, 03/01/2030 (e)		1,301	1,054
6.13%, 08/01/2028 (e)		865	749
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (e)		275	150
Bausch Health Cos., Inc., (Canada),
5.00%, 01/30/2028 (e)		2,125	903
5.00%, 02/15/2029 (e)		3,800	1,577
5.25%, 01/30/2030 (e)		4,610	1,913
5.25%, 02/15/2031 (e)		2,370	991
6.25%, 02/15/2029 (e)		6,918	2,940
7.00%, 01/15/2028 (e)		450	196
Bayer AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 3.75%), 4.50%, 03/25/2082 (aa)	EUR	300	309
Bayer US Finance II LLC,
3.88%, 12/15/2023 (e)		554	549
4.25%, 12/15/2025 (e)		300	289
(ICE LIBOR USD 3 Month + 1.01%), 6.56%, 12/15/2023 (e) (aa)		200	200

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	227

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Cheplapharm Arzneimittel GmbH, (Germany), 5.50%, 01/15/2028 (e)		2,033	1,840
Gruenenthal GmbH, (Germany), Reg. S, 4.13%, 05/15/2028	EUR	100	101
Health & Happiness H&H International Holdings Ltd., (Cayman Islands),
Reg. S, 5.63%, 10/24/2024		5,250	4,806
Reg. S, 13.50%, 06/26/2026		3,000	2,818
Horizon Therapeutics USA, Inc., 5.50%, 08/01/2027 (e)		375	377
Jazz Securities DAC, (Ireland), 4.38%, 01/15/2029 (e)		1,078	962
Option Care Health, Inc., 4.38%, 10/31/2029 (e)		957	838
Organon & Co. / Organon Foreign Debt Co-Issuer BV,
4.13%, 04/30/2028 (e)		1,798	1,596
5.13%, 04/30/2031 (e)		5,337	4,403
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/2025 (e)		1,483	1,202
PRA Health Sciences, Inc., 2.88%, 07/15/2026 (e)		2,384	2,158
Teva Pharmaceutical Finance Netherlands II BV, (Netherlands),
4.38%, 05/09/2030	EUR	283	263
7.38%, 09/15/2029	EUR	200	222
Teva Pharmaceutical Finance Netherlands III BV, (Netherlands),
3.15%, 10/01/2026		3,005	2,688
7.13%, 01/31/2025		200	203
7.88%, 09/15/2029		1,962	2,022
8.13%, 09/15/2031		751	787

			40,782

Total Consumer Non-cyclical			333,318

Diversified — 0.1%
Holding Companies — Diversified — 0.1%
Benteler International AG, (Austria), 10.50%, 05/15/2028 (e)		350	354
San Miguel Corp., (Philippines), Reg. S, (CMT Index 5 Year + 10.24%), 5.50%, 07/29/2025 (x) (aa)		3,150	2,792

Total Diversified			3,146

Energy — 10.8%
Coal — 0.4%
Adaro Indonesia PT, (Indonesia), Reg. S, 4.25%, 10/31/2024		6,150	5,916
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/2025 (e)		150	150
Conuma Resources Ltd., (Canada), 13.13%, 05/01/2028 (e)		800	757
Coronado Finance Pty Ltd., (Australia), 10.75%, 05/15/2026 (e)		554	570

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Coal — continued
Indika Energy Capital IV Pte Ltd., (Singapore), Reg. S, 8.25%, 10/22/2025		5,150	5,109

			12,502

Energy — Alternate Sources — 1.2%
Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energ, (India), Reg. S, 6.25%, 12/10/2024		4,300	4,123
Cullinan Holdco Scsp, (Luxembourg), Reg. S, 4.63%, 10/15/2026	EUR	201	185
Greenko Dutch BV, (Netherlands), 3.85%, 03/29/2026 (e)		188	168
Reg. S, 3.85%, 03/29/2026		8,742	7,831
Greenko Solar Mauritius Ltd., (Mauritius), Reg. S, 5.55%, 01/29/2025		5,850	5,625
Greenko Wind Projects Mauritius Ltd., (Mauritius),
5.50%, 04/06/2025 (e)		7,200	6,882
Reg. S, 5.50%, 04/06/2025		1,300	1,243
India Cleantech Energy, (Mauritius), Reg. S, 4.70%, 08/10/2026		2,930	2,557
India Green Energy Holdings, (Mauritius), Reg. S, 5.38%, 04/29/2024		7,100	6,941
TerraForm Power Operating LLC, 4.75%, 01/15/2030 (e)		1,165	1,028

			36,583

Oil & Gas — 5.6%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 02/15/2026 (e)		3,837	3,770
Aker BP ASA, (Norway), 2.00%, 07/15/2026 (e)		212	190
Antero Resources Corp.,
5.38%, 03/01/2030 (e)		2,520	2,308
7.63%, 02/01/2029 (e)		950	964
Apache Corp.,
5.10%, 09/01/2040		1,035	841
5.35%, 07/01/2049		695	540
Ascent Resources Utica Holdings LLC / ARU Finance Corp.,
5.88%, 06/30/2029 (e)		3,682	3,287
7.00%, 11/01/2026 (e)		1,075	1,040
8.25%, 12/31/2028 (e)		4,573	4,497
9.00%, 11/01/2027 (e)		1,629	2,025
Athabasca Oil Corp., (Canada), 9.75%, 11/01/2026 (e)		2,545	2,680
Baytex Energy Corp., (Canada), 8.50%, 04/30/2030 (e)		627	612
California Resources Corp., 7.13%, 02/01/2026 (e)		236	237
Callon Petroleum Co.,
6.38%, 07/01/2026		4,697	4,572
7.50%, 06/15/2030 (e)		1,396	1,318
8.00%, 08/01/2028 (e)		3,457	3,418
8.25%, 07/15/2025		294	292

SEE NOTES TO FINANCIAL STATEMENTS.

228	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Chesapeake Energy Corp.,
5.50%, 02/01/2026 (e)	500	488
5.88%, 02/01/2029 (e)	835	793
6.75%, 04/15/2029 (e)	2,650	2,629
Chord Energy Corp., 6.38%, 06/01/2026 (e)	156	154
CITGO Petroleum Corp.,
6.38%, 06/15/2026 (e)	2,405	2,315
7.00%, 06/15/2025 (e)	3,414	3,350
Civitas Resources, Inc.,
8.38%, 07/01/2028 (e)	4,565	4,612
8.75%, 07/01/2031 (e)	2,802	2,841
CNX Resources Corp.,
7.25%, 03/14/2027 (e)	2,315	2,291
7.38%, 01/15/2031 (e)	746	726
Comstock Resources, Inc.,
5.88%, 01/15/2030 (e)	3,295	2,861
6.75%, 03/01/2029 (e)	3,690	3,377
Continental Resources, Inc.,
2.27%, 11/15/2026 (e)	580	516
3.80%, 06/01/2024	450	441
4.38%, 01/15/2028	275	258
Crescent Energy Finance LLC,
7.25%, 05/01/2026 (e)	3,913	3,672
9.25%, 02/15/2028 (e)	1,884	1,828
CrownRock LP / CrownRock Finance, Inc.,
5.00%, 05/01/2029 (e)	206	193
5.63%, 10/15/2025 (e)	3,356	3,306
Devon Energy Corp., 5.25%, 10/15/2027	415	409
Diamondback Energy, Inc., 6.25%, 03/15/2033	1,693	1,751
Earthstone Energy Holdings LLC,
8.00%, 04/15/2027 (e)	1,727	1,664
9.88%, 07/15/2031 (e)	1,357	1,340
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 01/30/2028 (e)	2,033	1,989
Eni SpA, (Italy), Series X-R, 4.00%, 09/12/2023 (e)	1,000	996
EnQuest plc, (United Kingdom), 11.63%, 11/01/2027 (e)	200	181
EQT Corp.,
3.90%, 10/01/2027	326	301
6.13%, 02/01/2025	190	189
Gulfport Energy Corp., 8.00%, 05/17/2026 (e)	302	303
Harbour Energy plc, (United Kingdom), 5.50%, 10/15/2026 (e)	264	242
Hilcorp Energy I LP / Hilcorp Finance Co.,
5.75%, 02/01/2029 (e)	1,949	1,765
6.00%, 04/15/2030 (e)	350	319
6.00%, 02/01/2031 (e)	3,913	3,487
6.25%, 11/01/2028 (e)	786	740
6.25%, 04/15/2032 (e)	1,150	1,025

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas — continued
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/2026 (e)	156	151
Matador Resources Co.,
5.88%, 09/15/2026	1,237	1,199
6.88%, 04/15/2028 (e)	1,268	1,249
Medco Oak Tree Pte Ltd., (Singapore), Reg. S, 7.38%, 05/14/2026	12,750	12,534
MEG Energy Corp., (Canada), 5.88%, 02/01/2029 (e)	1,150	1,081
Nabors Industries Ltd., (Bermuda),
7.25%, 01/15/2026 (e)	415	387
7.50%, 01/15/2028 (e)	6,121	5,402
Nabors Industries, Inc.,
5.75%, 02/01/2025	4,261	4,124
7.38%, 05/15/2027 (e)	4,951	4,711
Noble Finance II LLC, 8.00%, 04/15/2030 (e)	1,816	1,846
Northern Oil and Gas, Inc.,
8.13%, 03/01/2028 (e)	6,046	5,925
8.75%, 06/15/2031 (e)	1,417	1,392
Occidental Petroleum Corp.,
4.63%, 06/15/2045	1,442	1,116
5.88%, 09/01/2025	521	517
6.20%, 03/15/2040	516	509
6.38%, 09/01/2028	510	519
6.45%, 09/15/2036	1,759	1,804
7.88%, 09/15/2031	500	557
Ovintiv Exploration, Inc., 5.38%, 01/01/2026	250	248
Parkland Corp., (Canada),
4.50%, 10/01/2029 (e)	1,800	1,559
4.63%, 05/01/2030 (e)	500	434
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	186	167
PBF Holding Co. LLC / PBF Finance Corp., 7.25%, 06/15/2025	381	380
PDC Energy, Inc.,
5.75%, 05/15/2026	377	376
6.13%, 09/15/2024	115	115
Permian Resources Operating LLC,
5.38%, 01/15/2026 (e)	54	51
5.88%, 07/01/2029 (e)	3,644	3,433
6.88%, 04/01/2027 (e)	1,135	1,118
7.75%, 02/15/2026 (e)	1,164	1,169
Petroleos Mexicanos, (Mexico),
4.63%, 09/21/2023	300	297
6.49%, 01/23/2027	38	34
6.88%, 08/04/2026	268	250
Petron Corp., (Philippines), Reg. S, (CMT Index 5 Year + 7.57%), 5.95%, 04/19/2026 (x) (aa)	3,500	3,231
Precision Drilling Corp., (Canada), 6.88%, 01/15/2029 (e)	1,935	1,748

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	229

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Oil & Gas — continued
Range Resources Corp.,
4.75%, 02/15/2030 (e)		325	291
4.88%, 05/15/2025		1,576	1,545
Repsol International Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 4.41%), 4.25%, 09/11/2028 (x) (aa)	EUR	185	182
Rockcliff Energy II LLC, 5.50%, 10/15/2029 (e)		1,156	1,066
Saka Energi Indonesia PT, (Indonesia), Reg. S, 4.45%, 05/05/2024		2,400	2,340
SM Energy Co.,
5.63%, 06/01/2025		888	868
6.50%, 07/15/2028		1,015	974
6.63%, 01/15/2027		25	24
6.75%, 09/15/2026		603	588
Southwestern Energy Co.,
4.75%, 02/01/2032		2,217	1,954
5.38%, 02/01/2029		1,422	1,339
5.38%, 03/15/2030		3,154	2,943
5.70%, 01/23/2025		3	3
Suncor Energy, Inc., (Canada), 7.88%, 06/15/2026		145	153
Sunoco LP / Sunoco Finance Corp.,
4.50%, 05/15/2029		1,500	1,330
4.50%, 04/30/2030		775	678
5.88%, 03/15/2028		320	308
Tap Rock Resources LLC, 7.00%, 10/01/2026 (e)		5,178	5,333
Tengizchevroil Finance Co. International Ltd., (Bermuda), 2.63%, 08/15/2025 (e)		200	182
Transocean Titan Financing Ltd., (Cayman Islands), 8.38%, 02/01/2028 (e)		1,225	1,251
Transocean, Inc., (Cayman Islands),
7.25%, 11/01/2025 (e)		150	144
7.50%, 01/15/2026 (e)		1,524	1,448
8.00%, 02/01/2027 (e)		625	566
8.75%, 02/15/2030 (e)		4,372	4,438
11.50%, 01/30/2027 (e)		1,353	1,407
Valaris Ltd., (Bermuda), 8.38%, 04/30/2030 (e)		2,955	2,965
Vermilion Energy, Inc., (Canada), 6.88%, 05/01/2030 (e)		197	182
Vital Energy, Inc., 9.50%, 01/15/2025		228	226

			180,304

Oil & Gas Services — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.,
6.25%, 04/01/2028 (e)		4,192	3,918
6.88%, 04/01/2027 (e)		1,935	1,858
Enerflex Ltd., (Canada), 9.00%, 10/15/2027 (e)		786	765

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Oil & Gas Services — continued
Oceaneering International, Inc., 4.65%, 11/15/2024	157	153
USA Compression Partners LP / USA Compression Finance Corp.,
6.88%, 04/01/2026	2,967	2,906
6.88%, 09/01/2027	2,254	2,152
Weatherford International Ltd., (Bermuda),
6.50%, 09/15/2028 (e)	1,166	1,168
8.63%, 04/30/2030 (e)	1,056	1,072

		13,992

Pipelines — 3.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.,
5.38%, 06/15/2029 (e)	2,812	2,613
5.75%, 03/01/2027 (e)	1,531	1,475
5.75%, 01/15/2028 (e)	2,146	2,046
7.88%, 05/15/2026 (e)	450	456
Buckeye Partners LP,
3.95%, 12/01/2026	88	79
5.60%, 10/15/2044	46	33
5.85%, 11/15/2043	17	13
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/2025	1,019	1,014
Cheniere Energy Partners LP,
3.25%, 01/31/2032	4,363	3,589
4.00%, 03/01/2031	1,550	1,365
Cheniere Energy, Inc., 4.63%, 10/15/2028	2,408	2,249
CNX Midstream Partners LP, 4.75%, 04/15/2030 (e)	1,530	1,298
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (e)	4,660	4,156
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.63%, 05/01/2027 (e)	62	59
6.00%, 02/01/2029 (e)	2,359	2,203
7.38%, 02/01/2031 (e)	674	664
8.00%, 04/01/2029 (e)	52	52
DCP Midstream Operating LP,
5.38%, 07/15/2025	161	159
6.45%, 11/03/2036 (e)	610	626
6.75%, 09/15/2037 (e)	260	276
DT Midstream, Inc.,
4.13%, 06/15/2029 (e)	2,466	2,164
4.38%, 06/15/2031 (e)	171	147
Energy Transfer LP,
5.30%, 04/15/2047	830	721
Series H, (CMT Index 5 Year + 5.69%), 6.50%, 11/15/2026 (x) (aa)	2,073	1,883
EnLink Midstream LLC,
5.38%, 06/01/2029	319	304
5.63%, 01/15/2028 (e)	3,133	3,033
6.50%, 09/01/2030 (e)	764	763

SEE NOTES TO FINANCIAL STATEMENTS.

230	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pipelines — continued
EnLink Midstream Partners LP,
4.15%, 06/01/2025	96	93
4.85%, 07/15/2026	380	366
5.45%, 06/01/2047	923	755
5.60%, 04/01/2044	113	93
EQM Midstream Partners LP,
4.50%, 01/15/2029 (e)	11	10
4.75%, 01/15/2031 (e)	248	217
6.00%, 07/01/2025 (e)	1,366	1,351
6.50%, 07/01/2027 (e)	1,338	1,319
7.50%, 06/01/2027 (e)	1,225	1,237
7.50%, 06/01/2030 (e)	1,333	1,349
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (e)	460	452
Genesis Energy LP / Genesis Energy Finance Corp.,
6.50%, 10/01/2025	49	48
7.75%, 02/01/2028	339	323
8.88%, 04/15/2030	659	644
Global Partners LP / GLP Finance Corp., 7.00%, 08/01/2027	600	582
Hess Midstream Operations LP, 4.25%, 02/15/2030 (e)	1,480	1,291
Howard Midstream Energy Partners LLC, 8.88%, 07/15/2028 (e) (w)	1,535	1,545
ITT Holdings LLC, 6.50%, 08/01/2029 (e)	2,449	2,063
Kinetik Holdings LP, 5.88%, 06/15/2030 (e)	2,042	1,942
New Fortress Energy, Inc.,
6.50%, 09/30/2026 (e)	6,528	5,842
6.75%, 09/15/2025 (e)	4,470	4,193
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 02/01/2026 (e)	1,369	1,348
NuStar Logistics LP,
5.75%, 10/01/2025	32	31
6.00%, 06/01/2026	1,514	1,475
6.38%, 10/01/2030	13	12
ONEOK, Inc., 4.95%, 07/13/2047	829	682
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	121	117
Rockies Express Pipeline LLC,
4.95%, 07/15/2029 (e)	183	168
7.50%, 07/15/2038 (e)	2,825	2,578
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (e)	425	402
Sabine Pass Liquefaction LLC,
5.75%, 05/15/2024	100	100
5.88%, 06/30/2026	250	252
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.,
5.50%, 01/15/2028 (e)	4,098	3,745
6.00%, 03/01/2027 (e)	836	785
6.00%, 12/31/2030 (e)	33	29
6.00%, 09/01/2031 (e)	2,664	2,292
7.50%, 10/01/2025 (e)	61	61

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Pipelines — continued
Targa Resources Corp., 6.25%, 07/01/2052		521	508
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
4.00%, 01/15/2032		506	437
6.50%, 07/15/2027		244	242
Venture Global Calcasieu Pass LLC,
3.88%, 08/15/2029 (e)		3,889	3,397
3.88%, 11/01/2033 (e)		3,136	2,568
4.13%, 08/15/2031 (e)		3,573	3,073
Venture Global LNG, Inc.,
8.13%, 06/01/2028 (e)		5,794	5,869
8.38%, 06/01/2031 (e)		8,966	9,010
Western Midstream Operating LP,
4.65%, 07/01/2026		360	346
5.30%, 03/01/2048		624	520
5.45%, 04/01/2044		53	45
5.50%, 08/15/2048		463	386
5.50%, 02/01/2050		4,483	3,672
6.15%, 04/01/2033		330	331

			103,636

Total Energy			347,017

Financial — 13.4%
Banks — 3.2%
ABN AMRO Bank NV, (Netherlands), 4.75%, 07/28/2025 (e)		700	675
AIB Group plc, (Ireland),
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/2025 (e) (aa)		483	472
Reg. S, (EUR Swap Rate 5 Year + 5.70%), 5.25%, 10/09/2024 (x) (aa)	EUR	359	365
Banca Monte dei Paschi di Siena SpA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 3.21%), 6.75%, 03/02/2026 (aa)	EUR	100	109
Banco Bilbao Vizcaya Argentaria SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.04%), 6.00%, 03/29/2024 (x) (aa)	EUR	400	422
Banco BPM SpA, (Italy),
Reg. S, (EUR Swap Rate 5 Year + 3.40%), 3.38%, 01/19/2032 (aa)	EUR	214	203
Reg. S, (EUR Swap Rate 5 Year + 4.67%), 4.25%, 10/01/2029 (aa)	EUR	100	106
Reg. S, (ICE LIBOR EUR 3 Month + 2.80%), 6.00%, 06/14/2028 (aa)	EUR	200	217
Banco de Sabadell SA, (Spain),
Reg. S, (EUR Swap Rate 5 Year + 2.95%), 2.50%, 04/15/2031 (aa)	EUR	200	191
Reg. S, (EUR Swap Rate 1 Year + 2.40%), 5.25%, 02/07/2029 (aa)	EUR	100	107
Bangkok Bank PCL, (Thailand),
Reg. S, (CMT Index 5 Year + 1.90%), 3.73%, 09/25/2034 (aa)		3,550	3,009
Reg. S, (CMT Index 5 Year + 4.73%), 5.00%, 09/23/2025 (x) (aa)		3,400	3,221

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	231

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Bank Negara Indonesia Persero Tbk. PT, (Indonesia), Reg. S, 3.75%, 03/30/2026		9,050	8,354
Bank of America Corp.,
(United States SOFR + 0.96%), 1.73%, 07/22/2027 (aa)		98	87
(CME Term SOFR 3 Month + 1.13%), 2.46%, 10/22/2025 (aa)		80	76
(CME Term SOFR 3 Month + 1.35%), 3.09%, 10/01/2025 (aa)		18	17
(United States SOFR + 1.33%), 3.38%, 04/02/2026 (aa)		672	644
(United States SOFR + 1.11%), 3.84%, 04/25/2025 (aa)		1,045	1,024
(CME Term SOFR 3 Month + 1.20%), 3.86%, 07/23/2024 (aa)		355	355
(United States SOFR + 2.04%), 4.95%, 07/22/2028 (aa)		230	226
(United States SOFR + 1.99%), 6.20%, 11/10/2028 (aa)		1,378	1,416
Series L, 3.95%, 04/21/2025		552	535
Bank of East Asia Ltd. (The), (Hong Kong), Reg. S, (CMT Index 5 Year + 3.75%), 4.00%, 05/29/2030 (aa)		5,000	4,622
Bank of Ireland Group plc, (Ireland), 4.50%, 11/25/2023 (e)		700	693
(CMT Index 1 Year + 2.65%), 6.25%, 09/16/2026 (e) (aa)		200	198
Reg. S, (EUR Swap Rate 5 Year + 7.92%), 7.50%, 05/19/2025 (x) (aa)	EUR	200	214
Bank of Montreal, (Canada),
3.70%, 06/07/2025		141	136
5.30%, 06/05/2026		197	197
Bank of New York Mellon (The), (United States SOFR + 1.07%), 5.15%, 05/22/2026 (aa)		250	248
Bank of New York Mellon Corp. (The), (United States SOFR + 1.17%), 4.54%, 02/01/2029 (aa)		124	121
Bank of Nova Scotia (The), (Canada),
4.75%, 02/02/2026		124	122
5.45%, 06/12/2025		158	157
Bankinter SA, (Spain), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.71%), 7.38%, 08/15/2028 (x) (aa)	EUR	200	206
BankUnited, Inc., 4.88%, 11/17/2025		544	502
Barclays plc, (United Kingdom),
(United States SOFR + 2.71%), 2.85%, 05/07/2026 (aa)		376	352
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 05/07/2025 (aa)		415	406
(CMT Index 5 Year + 3.41%), 4.38%, 03/15/2028 (x) (aa)		465	316
(United States SOFR + 2.21%), 5.83%, 05/09/2027 (aa)		252	248

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Banks — continued
(CMT Index 1 Year + 3.05%), 7.33%, 11/02/2026 (aa)		356	364
(CMT Index 5 Year + 5.67%), 8.00%, 06/15/2024 (x) (aa)		200	189
(CMT Index 5 Year + 5.43%), 8.00%, 03/15/2029 (x) (aa)		794	709
BNP Paribas SA, (France),
(United States SOFR + 1.00%), 1.32%, 01/13/2027 (e) (aa)		221	196
(United States SOFR + 2.07%), 2.22%, 06/09/2026 (e) (aa)		490	453
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 4.63%), 7.38%, 06/11/2030 (x) (aa)	EUR	200	211
BPCE SA, (France),
4.50%, 03/15/2025 (e)		200	192
4.88%, 04/01/2026 (e)		200	191
5.15%, 07/21/2024 (e)		235	231
CaixaBank SA, (Spain), Reg. S, (EUR Swap Rate 5 Year + 6.50%), 6.75%, 06/13/2024 (x) (aa)	EUR	200	211
Canadian Imperial Bank of Commerce, (Canada),
3.95%, 08/04/2025		231	223
5.00%, 04/28/2028		204	201
5.14%, 04/28/2025		274	272
Citigroup, Inc.,
(United States SOFR + 2.84%), 3.11%, 04/08/2026 (aa)		382	364
(CME Term SOFR 3 Month + 1.16%), 3.35%, 04/24/2025 (aa)		935	914
(United States SOFR + 1.37%), 4.14%, 05/24/2025 (aa)		243	239
(United States SOFR + 2.66%), 6.17%, 05/25/2034 (aa)		1,930	1,944
Series P, (CME Term SOFR 3 Month + 4.17%), 5.95%, 05/15/2025 (x) (aa)		470	451
Series Y, (CMT Index 5 Year + 3.00%), 4.15%, 11/15/2026 (x) (aa)		15	12
Commerzbank AG, (Germany), Reg. S, (EUR Swap Rate 5 Year + 6.36%), 6.13%, 10/09/2025 (x) (aa)	EUR	400	397
Credit Agricole SA, (France), 4.38%, 03/17/2025 (e)		450	433
(CMT Index 5 Year + 3.24%), 4.75%, 03/23/2029 (e) (x) (aa)		261	208
Credit Suisse AG, (Switzerland), 3.63%, 09/09/2024		605	583
Danske Bank A/S, (Denmark), (ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (e) (aa)		1,193	1,132
Deutsche Bank AG, (Germany), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 6.94%), 10.00%, 12/01/2027 (x) (aa)	EUR	200	216
Discover Bank, 4.25%, 03/13/2026		250	236

SEE NOTES TO FINANCIAL STATEMENTS.

232	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Federation des Caisses Desjardins du Quebec, (Canada), 5.70%, 03/14/2028 (e)		200	200
First-Citizens Bank & Trust Co., (CME Term SOFR 3 Month + 1.72%), 2.97%, 09/27/2025 (aa)		250	236
Freedom Mortgage Corp., 7.63%, 05/01/2026 (e)		883	813
Goldman Sachs Group, Inc. (The),
(United States SOFR + 0.91%), 1.95%, 10/21/2027 (aa)		200	178
(United States SOFR + 1.11%), 2.64%, 02/24/2028 (aa)		554	502
(CME Term SOFR 3 Month + 1.46%), 3.27%, 09/29/2025 (aa)		316	305
(CME Term SOFR 3 Month + 1.56%), 4.22%, 05/01/2029 (aa)		212	200
Series R, (CMT Index 5 Year + 3.22%), 4.95%, 02/10/2025 (x) (aa)		441	416
HDFC Bank Ltd., (India), Reg. S, (CMT Index 5 Year + 2.93%), 3.70%, 08/25/2026 (x) (aa)		1,800	1,559
Hongkong & Shanghai Banking Corp. Ltd. (The), (Hong Kong), Series 3H, (ICE LIBOR USD 3 Month + 0.19%), 5.46%, 07/31/2023 (x) (aa)		155	154
HSBC Holdings plc, (United Kingdom),
(CME Term SOFR 3 Month + 1.47%), 3.80%, 03/11/2025 (aa)		400	392
(CMT Index 5 Year + 3.65%), 4.60%, 12/17/2030 (x) (aa)		200	152
(United States SOFR + 3.35%), 7.39%, 11/03/2028 (aa)		992	1,047
HSBC USA, Inc., 5.63%, 03/17/2025		200	199
Huntington Bancshares, Inc., (United States SOFR + 1.97%), 4.44%, 08/04/2028 (aa)		100	93
ING Groep NV, (Netherlands), (CMT Index 5 Year + 4.34%), 5.75%, 11/16/2026 (x) (aa)		200	177
Intesa Sanpaolo SpA, (Italy),
(CMT Index 1 Year + 2.60%), 4.20%, 06/01/2032 (e) (aa)		620	462
5.02%, 06/26/2024 (e)		672	651
Reg. S, 5.15%, 06/10/2030	GBP	247	253
5.71%, 01/15/2026 (e)		300	285
Kasikornbank PCL, (Thailand), Reg. S, (CMT Index 5 Year + 4.94%), 5.28%, 10/14/2025 (x) (aa)		9,900	9,327
Lloyds Banking Group plc, (United Kingdom),
4.58%, 12/10/2025		200	192
(CMT Index 5 Year + 3.91%), 8.00%, 09/27/2029 (x) (aa)		1,225	1,119

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Banks — continued
Macquarie Bank Ltd., (Australia),
4.88%, 06/10/2025 (e)	284	275
6.80%, 01/18/2033 (e)	640	642
Macquarie Group Ltd., (Australia),
(United States SOFR + 1.07%), 1.34%, 01/12/2027 (e) (aa)	105	93
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (e) (aa)	400	366
Manufacturers & Traders Trust Co.,
4.65%, 01/27/2026	610	582
4.70%, 01/27/2028	250	234
Mitsubishi UFJ Financial Group, Inc.,
(Japan), (CMT Index 1 Year + 0.45%), 0.96%, 10/11/2025 (aa)	200	187
(CMT Index 1 Year + 1.70%), 4.79%, 07/18/2025 (aa)	295	291
(CMT Index 1 Year + 1.55%), 5.06%, 09/12/2025 (aa)	200	197
(CMT Index 1 Year + 1.08%), 5.72%, 02/20/2026 (aa)	200	199
Morgan Stanley,
(United States SOFR + 0.51%), 0.79%, 01/22/2025 (aa)	250	242
(United States SOFR + 1.99%), 2.19%, 04/28/2026 (aa)	323	303
(United States SOFR + 1.16%), 3.62%, 04/17/2025 (aa)	390	382
(United States SOFR + 1.30%), 5.05%, 01/28/2027 (aa)	68	68
(United States SOFR + 1.73%), 5.12%, 02/01/2029 (aa)	99	98
(CMT Index 5 Year + 2.43%), 5.95%, 01/19/2038 (aa)	755	745
(United States SOFR + 1.77%), 6.14%, 10/16/2026 (aa)	104	105
NatWest Group plc, (United Kingdom),
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/2025 (aa)	1,000	982
(CMT Index 1 Year + 1.95%), 5.81%, 09/13/2029 (aa)	211	208
(CMT Index 1 Year + 2.85%), 7.47%, 11/10/2026 (aa)	313	320
Northern Trust Corp., 6.13%, 11/02/2032	854	885
PNC Financial Services Group, Inc. (The),
Series V, (CMT Index 5 Year + 3.24%), 6.20%, 09/15/2027 (x) (aa)	654	610
Series W, (CMT Index 7 Year + 2.81%), 6.25%, 03/15/2030 (x) (aa)	1,234	1,108
Popular, Inc., (Puerto Rico), 6.13%, 09/14/2023	400	399
Santander Holdings USA, Inc., (United States SOFR + 2.33%), 5.81%, 09/09/2026 (aa)	57	56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	233

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc, (United Kingdom),
(United States SOFR + 0.79%), 1.09%, 03/15/2025 (aa)		200	192
4.75%, 09/15/2025 (e)		200	192
Reg. S, (GBP Swap Rate 5 Year + 5.79%), 6.75%, 06/24/2024 (x) (aa)	GBP	200	237
Societe Generale SA, (France), Reg. S, (EUR Swap Rate 5 Year + 5.23%), 7.88%, 01/18/2029 (x) (aa)	EUR	100	104
Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)		585	579
Reg. S, (CMT Index 5 Year + 5.66%), 6.00%, 07/26/2025 (x) (aa)		3,300	3,134
(CMT Index 1 Year + 1.85%), 6.19%, 07/06/2027 (e) (w) (aa)		2,100	2,100
(CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (e) (x) (aa)		4,100	4,060
Reg. S, (CMT Index 5 Year + 4.98%), 7.75%, 08/15/2027 (x) (aa)		17,700	17,528
State Street Corp., (United States SOFR + 1.13%), 5.10%, 05/18/2026 (aa)		153	152
Toronto-Dominion Bank (The), (Canada), 4.69%, 09/15/2027		179	175
Truist Financial Corp., (United States SOFR + 1.44%), 4.87%, 01/26/2029 (aa)		73	70
UBS Group AG, (Switzerland),
(CMT Index 1 Year + 0.85%), 1.49%, 08/10/2027 (e) (aa)		400	343
4.28%, 01/09/2028 (e)		250	231
(CMT Index 5 Year + 3.31%), 4.38%, 02/10/2031 (e) (x) (aa)		200	141
(CMT Index 1 Year + 1.55%), 4.49%, 05/12/2026 (e) (aa)		504	487
(CMT Index 1 Year + 1.55%), 5.71%, 01/12/2027 (e) (aa)		400	396
Reg. S, (ICE EURIBOR Swap Rate 1 Year + 4.95%), 7.75%, 03/01/2029 (aa)	EUR	123	149
UniCredit SpA, (Italy),
Reg. S, (ICE EURIBOR Swap Rate 5 Year + 7.33%),
7.50%, 06/03/2026 (x) (aa)	EUR	200	214
7.83%, 12/04/2023 (e)		700	703
US Bancorp, (United States SOFR + 2.02%), 5.78%, 06/12/2029 (aa)		160	160
Wells Fargo & Co.,
(United States SOFR + 2.00%), 2.19%, 04/30/2026 (aa)		111	104
(United States SOFR + 1.56%), 4.54%, 08/15/2026 (aa)		223	218
(United States SOFR + 1.98%), 4.81%, 07/25/2028 (aa)		231	226

			101,725

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — 2.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, (Ireland),
2.88%, 08/14/2024		336	323
3.50%, 01/15/2025		347	332
4.50%, 09/15/2023		150	149
5.75%, 06/06/2028		150	149
Series 3NC1, 1.75%, 10/29/2024		541	508
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/2027 (e)		534	547
Air Lease Corp., 3.00%, 09/15/2023		320	318
Aircastle Ltd., (Bermuda),
4.40%, 09/25/2023		448	446
5.25%, 08/11/2025 (e)		120	116
Ally Financial, Inc.,
1.45%, 10/02/2023		80	79
5.13%, 09/30/2024		250	245
5.75%, 11/20/2025		329	317
American Express Co.,
(CMT Index 5 Year + 2.85%), 3.55%, 09/15/2026 (x) (aa)		760	631
3.95%, 08/01/2025		156	151
4.90%, 02/13/2026		137	136
(United States SOFR + 1.00%), 4.99%, 05/01/2026 (aa)		312	308
5.85%, 11/05/2027		55	56
Aviation Capital Group LLC,
1.95%, 01/30/2026 (e)		175	156
1.95%, 09/20/2026 (e)		389	337
4.38%, 01/30/2024 (e)		151	148
5.50%, 12/15/2024 (e)		300	294
Avolon Holdings Funding Ltd., (Cayman Islands),
3.95%, 07/01/2024 (e)		206	200
4.25%, 04/15/2026 (e)		520	484
Bread Financial Holdings, Inc., 4.75%, 12/15/2024 (e)		1,515	1,485
Capital One Financial Corp.,
(United States SOFR + 1.37%), 4.17%, 05/09/2025 (aa)		260	253
(United States SOFR + 0.69%), 5.78%, 12/06/2024 (aa)		311	306
(United States SOFR + 2.64%), 6.31%, 06/08/2029 (aa)		600	596
(United States SOFR + 2.86%), 6.38%, 06/08/2034 (aa)		434	431
Discover Financial Services, 6.70%, 11/29/2032		605	623
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (e)		250	223
Enact Holdings, Inc., 6.50%, 08/15/2025 (e)		1,618	1,590
Encore Capital Group, Inc., Reg. S, 5.38%, 02/15/2026	GBP	200	222

SEE NOTES TO FINANCIAL STATEMENTS.

234	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Diversified Financial Services — continued
Garfunkelux Holdco 3 SA, (Luxembourg), Reg. S, 6.75%, 11/01/2025	EUR	200	159
GGAM Finance Ltd., (Cayman Islands),
7.75%, 05/15/2026 (e)		202	203
8.00%, 06/15/2028 (e)		202	202
Global Aircraft Leasing Co. Ltd., (Cayman Islands), 6.50% (cash), 09/15/2024 (e) (v)		162	149
Home Point Capital, Inc., 5.00%, 02/01/2026 (e)		1,840	1,650
Intrum AB, (Sweden), Reg. S, 3.13%, 07/15/2024	EUR	78	79
Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 08/15/2028 (e)		3,731	3,059
LD Holdings Group LLC, 6.13%, 04/01/2028 (e)		1,403	807
LFS Topco LLC, 5.88%, 10/15/2026 (e)		625	549
LPL Holdings, Inc.,
4.38%, 05/15/2031 (e)		225	194
4.63%, 11/15/2027 (e)		245	230
Macquarie Airfinance Holdings Ltd., (United Kingdom), 8.38%, 05/01/2028 (e)		325	329
Muthoot Finance Ltd., (India), Reg. S, 4.40%, 09/02/2023		283	280
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/2030 (e)		2,266	1,838
5.50%, 08/15/2028 (e)		1,951	1,699
5.75%, 11/15/2031 (e)		118	97
6.00%, 01/15/2027 (e)		1,339	1,246
Navient Corp.,
5.50%, 03/15/2029		2,763	2,356
5.88%, 10/25/2024		190	187
6.13%, 03/25/2024		229	227
6.75%, 06/25/2025		674	663
7.25%, 09/25/2023		108	108
9.38%, 07/25/2030		1,247	1,240
NFP Corp.,
4.88%, 08/15/2028 (e)		3,370	3,010
6.88%, 08/15/2028 (e)		7,804	6,775
7.50%, 10/01/2030 (e)		385	373
Nuveen Finance LLC, 4.13%, 11/01/2024 (e)		270	262
OneMain Finance Corp.,
3.50%, 01/15/2027		391	335
3.88%, 09/15/2028		850	695
4.00%, 09/15/2030		2,835	2,176
5.38%, 11/15/2029		301	256
6.13%, 03/15/2024		106	106
6.63%, 01/15/2028		255	240
6.88%, 03/15/2025		4,895	4,847
7.13%, 03/15/2026		746	733
Park Aerospace Holdings Ltd., (Cayman Islands), 5.50%, 02/15/2024 (e)		250	247

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Diversified Financial Services — continued
PennyMac Financial Services, Inc.,
4.25%, 02/15/2029 (e)		925	743
5.38%, 10/15/2025 (e)		1,175	1,110
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/2026 (e)		3,932	3,480
3.63%, 03/01/2029 (e)		695	584
3.88%, 03/01/2031 (e)		640	519
4.00%, 10/15/2033 (e)		805	630
Shriram Finance Ltd., (India),
Reg. S, 4.15%, 07/18/2025		1,484	1,402
Reg. S, 4.40%, 03/13/2024		9,878	9,644
SLM Corp., 3.13%, 11/02/2026		61	53

			67,930

Insurance — 1.9%
Acrisure LLC / Acrisure Finance, Inc., 6.00%, 08/01/2029 (e)		57	49
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer,
4.25%, 10/15/2027 (e)		5,809	5,213
5.88%, 11/01/2029 (e)		6,489	5,645
6.75%, 10/15/2027 (e)		11,157	10,499
6.75%, 04/15/2028 (e)		2,409	2,404
AmWINS Group, Inc., 4.88%, 06/30/2029 (e)		1,509	1,362
Aon Corp., 8.21%, 01/01/2027		269	273
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (e)		1,636	1,419
CNO Financial Group, Inc., 5.25%, 05/30/2025		250	245
CNO Global Funding, 1.75%, 10/07/2026 (e)		406	358
Corebridge Global Funding, 5.75%, 07/02/2026 (e) (w)		66	66
Equitable Financial Life Global Funding,
1.40%, 07/07/2025 (e)		183	167
5.45%, 03/03/2028 (e)		182	179
F&G Annuities & Life, Inc., 7.40%, 01/13/2028 (e)		92	92
F&G Global Funding,
1.75%, 06/30/2026 (e)		220	195
2.30%, 04/11/2027 (e)		444	392
FWD Group Ltd., (Cayman Islands),
Reg. S, (CMT Index 5 Year + 4.88%), 6.38%, 09/13/2024 (x) (aa)		600	531
Reg. S, (CMT Index 5 Year + 4.87%), 8.05%, 12/15/2023 (x) (aa)		2,800	2,533
GA Global Funding Trust,
0.80%, 09/13/2024 (e)		674	627
3.85%, 04/11/2025 (e)		483	460
Galaxy Bidco Ltd., (Jersey), Reg. S, 6.50%, 07/31/2026	GBP	157	181
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (e)		1,631	1,599

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	235

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
HUB International Ltd.,
7.00%, 05/01/2026 (e)	4,798	4,783
7.25%, 06/15/2030 (e)	6,471	6,690
Jackson National Life Global Funding, 5.50%, 01/09/2026 (e)	500	488
Jones Deslauriers Insurance Management, Inc., (Canada),
8.50%, 03/15/2030 (e)	2,293	2,339
10.50%, 12/15/2030 (e)	1,119	1,123
Muang Thai Life Assurance PCL, (Thailand), Reg. S, (CMT Index 10 Year + 2.40%), 3.55%, 01/27/2037 (aa)	2,400	2,075
Peak RE Bvi Holding Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 5.01%), 5.35%, 10/28/2025 (x) (aa)	2,200	1,816
Ryan Specialty LLC, 4.38%, 02/01/2030 (e)	776	687
Tongyang Life Insurance Co. Ltd., (South Korea), Reg. S, (CMT Index 5 Year + 4.98%), 5.25%, 09/22/2025 (x) (aa)	2,000	1,761
ZhongAn Online P&C Insurance Co. Ltd., (China), Reg. S, 3.13%, 07/16/2025	4,750	4,182

		60,433

Investment Companies — 1.2%
Blackstone Private Credit Fund,
3.25%, 03/15/2027	498	430
7.05%, 09/29/2025	602	601
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (e)	1,450	1,271
Huarong Finance 2017 Co. Ltd., (British Virgin Islands),
Reg. S, 4.25%, 11/07/2027	1,100	913
Reg. S, 4.75%, 04/27/2027	4,700	4,053
Huarong Finance 2019 Co. Ltd., (British Virgin Islands),
Reg. S, 3.25%, 11/13/2024	2,200	2,057
Reg. S, 3.75%, 05/29/2024	1,800	1,724
Reg. S, 3.88%, 11/13/2029	4,300	3,304
Reg. S, 4.50%, 05/29/2029	8,300	6,630
Reg. S, (ICE LIBOR USD 3 Month + 1.25%), 6.62%, 02/24/2025 (aa)	1,400	1,310
Huarong Finance II Co. Ltd., (British Virgin Islands),
Reg. S, 4.63%, 06/03/2026	300	266
Reg. S, 5.00%, 11/19/2025	10,200	9,381
Icahn Enterprises LP / Icahn Enterprises Finance Corp.,
4.38%, 02/01/2029	1,742	1,369
5.25%, 05/15/2027	2,650	2,277
6.25%, 05/15/2026	358	326
Owl Rock Capital Corp.,
3.40%, 07/15/2026	424	375
3.75%, 07/22/2025	529	490

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Investment Companies — continued
OWL Rock Core Income Corp.,
3.13%, 09/23/2026		284	244
5.50%, 03/21/2025		195	188
7.75%, 09/16/2027 (e)		1,603	1,594

			38,803

Real Estate — 3.7%
Agile Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.50%, 04/21/2025		6,300	1,570
Reg. S, 5.50%, 05/17/2026		1,700	349
Reg. S, 5.75%, 01/02/2025		7,350	2,222
Reg. S, 6.05%, 10/13/2025		800	186
Agps Bondco plc, (United Kingdom),
Reg. S, 5.50%, 11/13/2026	EUR	200	83
Reg. S, 6.00%, 08/05/2025	EUR	100	47
China SCE Group Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 09/29/2024		3,450	569
Reg. S, 6.00%, 02/04/2026		4,300	516
CIFI Holdings Group Co. Ltd., (Cayman Islands),
Reg. S, 4.45%, 08/17/2026 (d)		4,450	482
Reg. S, 6.00%, 07/16/2025 (d)		2,700	293
Country Garden Holdings Co. Ltd., (Cayman Islands),
Reg. S, 2.70%, 07/12/2026		5,900	1,762
Reg. S, 3.13%, 10/22/2025		3,220	999
Reg. S, 3.88%, 10/22/2030		4,773	1,341
Reg. S, 4.20%, 02/06/2026		3,700	1,152
Reg. S, 4.80%, 08/06/2030		4,079	1,151
Reg. S, 5.13%, 01/14/2027		10,752	3,325
Reg. S, 5.40%, 05/27/2025		1,000	363
Reg. S, 5.63%, 01/14/2030		3,200	986
Reg. S, 6.50%, 04/08/2024		2,300	1,348
Reg. S, 7.25%, 04/08/2026		10,500	3,641
Reg. S, 8.00%, 01/27/2024		1,900	1,239
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/2028 (e)		2,168	1,962
DIC Asset AG, (Germany), Reg. S, 2.25%, 09/22/2026	EUR	100	66
Easy Tactic Ltd., (British Virgin Islands), 7.50% (PIK), 07/11/2025 (v)		400	34
7.50% (PIK), 07/11/2027 (v)		14,811	1,201
7.50% (PIK), 07/11/2028 (v)		11,551	810
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/2025 (e)		2,705	2,442
Global Prime Capital Pte Ltd., (Singapore), Reg. S, 5.95%, 01/23/2025		1,000	956
GLP Pte Ltd., (Singapore),
Reg. S, (CMT Index 5 Year + 3.74%), 4.50%, 05/17/2026 (x) (aa)		1,000	366
Reg. S, (CMT Index 5 Year + 3.73%), 4.60%, 06/29/2027 (x) (aa)		5,260	1,949

SEE NOTES TO FINANCIAL STATEMENTS.

236	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Real Estate — continued
Greenland Global Investment Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/22/2027		8,700	1,396
Greystar Real Estate Partners LLC, 5.75%, 12/01/2025 (e)		200	195
Heimstaden Bostad AB, (Sweden), Reg. S, (EUR Swap Rate 5 Year + 3.91%), 3.38%, 01/15/2026 (x) (aa)	EUR	150	81
Howard Hughes Corp. (The),
4.13%, 02/01/2029 (e)		206	171
4.38%, 02/01/2031 (e)		2,673	2,133
5.38%, 08/01/2028 (e)		2,500	2,225
Hunt Cos., Inc., 5.25%, 04/15/2029 (e)		2,740	2,176
KWG Group Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 08/10/2025 (d)		4,400	436
New Metro Global Ltd., (British Virgin Islands),
Reg. S, 4.50%, 05/02/2026		1,100	454
Reg. S, 4.80%, 12/15/2024		3,700	2,505
Reg. S, 6.80%, 08/05/2023		7,100	6,851
NWD Finance BVI Ltd., (British Virgin Islands),
Reg. S, (CMT Index 5 Year + 5.86%), 4.13%, 03/10/2028 (x) (aa)		5,100	3,432
Reg. S, 4.80%, 09/09/2023 (x)		1,600	934
Reg. S, (CMT Index 5 Year + 7.89%), 5.25%, 03/22/2026 (x) (aa)		18,000	15,696
Reg. S, (CMT Index 3 Year + 6.20%), 6.15%, 03/16/2025 (x) (aa)		2,700	2,497
Pakuwon Jati Tbk. PT, (Indonesia), Reg. S, 4.88%, 04/29/2028		1,000	892
PCPD Capital Ltd., (Cayman Islands), Reg. S, 5.13%, 06/18/2026		900	711
Powerlong Real Estate Holdings Ltd., (Cayman Islands), Reg. S, 5.95%, 04/30/2025		4,700	475
Realogy Group LLC / Realogy Co-Issuer Corp.,
5.25%, 04/15/2030 (e)		1,005	714
5.75%, 01/15/2029 (e)		3,635	2,718
RKPF Overseas 2019 A Ltd., (British Virgin Islands), Reg. S, 6.00%, 09/04/2025		900	512
RKPF Overseas 2020 A Ltd., (British Virgin Islands), Reg. S, 5.13%, 07/26/2026		12,450	5,614
Seazen Group Ltd., (Cayman Islands), Reg. S, 4.45%, 07/13/2025		3,248	1,656
Shui On Development Holding Ltd., (Cayman Islands), Reg. S, 5.50%, 06/29/2026		3,300	2,421
Sino-Ocean Land Treasure IV Ltd., (British Virgin Islands),
Reg. S, 2.70%, 01/13/2025		6,200	1,922
Reg. S, 3.25%, 05/05/2026		13,520	4,109
Sunac China Holdings Ltd., (Cayman Islands),
Reg. S, 5.95%, 04/26/2024 (d)		1,500	214
Reg. S, 6.50%, 07/09/2023 (d)		9,400	1,389

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Real Estate — continued
Reg. S, 6.80%, 10/20/2024 (d)		6,800	994
Reg. S, 7.95%, 10/11/2023 (d)		2,000	291
Theta Capital Pte Ltd., (Singapore), Reg. S, 6.75%, 10/31/2026		1,200	853
Times China Holdings Ltd., (Cayman Islands),
Reg. S, 5.55%, 06/04/2024 (d)		8,800	583
Reg. S, 6.60%, 03/02/2023 (d)		1,200	79
VLL International, Inc., (Cayman Islands), Reg. S, 5.75%, 11/28/2024		9,200	8,837
Wanda Properties Global Co. Ltd., (British Virgin Islands), Reg. S, 11.00%, 02/13/2026		900	373
Wanda Properties International Co. Ltd., (British Virgin Islands), Reg. S, 7.25%, 01/29/2024		2,350	1,454
Wanda Properties Overseas Ltd., (British Virgin Islands), Reg. S, 6.88%, 07/23/2023		1,000	921
Wheelock MTN BVI Ltd., (British Virgin Islands), Reg. S, 2.38%, 01/25/2026		3,000	2,757
Yanlord Land HK Co. Ltd., (Hong Kong), Reg. S, 5.13%, 05/20/2026		6,900	5,635

			120,716

REITS — 1.3%
American Tower Corp.,
1.60%, 04/15/2026		28	25
3.60%, 01/15/2028		240	221
3.65%, 03/15/2027		429	402
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 4.50%, 04/01/2027 (e)		65	55
Diversified Healthcare Trust,
4.38%, 03/01/2031		2,200	1,603
4.75%, 05/01/2024		250	233
4.75%, 02/15/2028		4,150	2,928
9.75%, 06/15/2025		2,008	1,926
EPR Properties, 4.75%, 12/15/2026		247	225
GLP Capital LP / GLP Financing II, Inc.,
3.25%, 01/15/2032		1,404	1,132
5.25%, 06/01/2025		139	136
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (e)		1,002	898
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (e)		1,443	1,246
Iron Mountain UK plc, (United Kingdom), Reg. S, 3.88%, 11/15/2025	GBP	100	118
Iron Mountain, Inc., 7.00%, 02/15/2029 (e)		2,430	2,435
Kite Realty Group Trust, 4.00%, 03/15/2025		99	94
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.,
4.75%, 06/15/2029 (e)		19	15
5.25%, 10/01/2025 (e)		201	190

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	237

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
REITS — continued
MPT Operating Partnership LP / MPT Finance Corp.,
2.55%, 12/05/2023	GBP	340	415
3.50%, 03/15/2031		3,440	2,370
4.63%, 08/01/2029		5,354	4,049
5.00%, 10/15/2027		437	368
RHP Hotel Properties LP / RHP Finance Corp.,
4.50%, 02/15/2029 (e)		1,923	1,702
4.75%, 10/15/2027		1,824	1,699
7.25%, 07/15/2028 (e)		1,460	1,477
RLJ Lodging Trust LP, 4.00%, 09/15/2029 (e)		159	133
Sabra Health Care LP, 5.13%, 08/15/2026		250	235
SBA Communications Corp.,
3.13%, 02/01/2029		3,301	2,798
3.88%, 02/15/2027		1,956	1,797
Service Properties Trust, 7.50%, 09/15/2025		435	427
Starwood Property Trust, Inc., 5.50%, 11/01/2023 (e)		2	2
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 10.50%, 02/15/2028 (e)		2,009	1,993
VICI Properties LP,
4.95%, 02/15/2030		1,554	1,458
5.63%, 05/15/2052		1,982	1,765
VICI Properties LP / VICI Note Co., Inc.,
3.50%, 02/15/2025 (e)		625	597
3.75%, 02/15/2027 (e)		105	96
3.88%, 02/15/2029 (e)		183	161
4.13%, 08/15/2030 (e)		146	129
4.50%, 01/15/2028 (e)		876	805
4.63%, 06/15/2025 (e)		221	213
4.63%, 12/01/2029 (e)		2,754	2,500
5.63%, 05/01/2024 (e)		611	607
5.75%, 02/01/2027 (e)		1,088	1,065
Vornado Realty LP, 3.50%, 01/15/2025		219	206
WEA Finance LLC / Westfield UK & Europe Finance plc, 3.75%, 09/17/2024 (e)		500	472

			43,421

Total Financial			433,028

Industrial — 10.4%
Aerospace/Defense — 2.7%
Boeing Co. (The),
1.43%, 02/04/2024		800	778
5.81%, 05/01/2050		1,505	1,494
5.93%, 05/01/2060		4,120	4,075
Bombardier, Inc., (Canada),
6.00%, 02/15/2028 (e)		3,143	2,971
7.13%, 06/15/2026 (e)		7,905	7,852
7.45%, 05/01/2034 (e)		351	400
7.50%, 03/15/2025 (e)		868	869
7.50%, 02/01/2029 (e)		5,083	5,024
7.88%, 04/15/2027 (e)		10,643	10,615

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Aerospace/Defense — continued
F-Brasile SpA / F-Brasile US LLC, (Italy), Series XR, 7.38%, 08/15/2026 (e)		2,000	1,810
Hexcel Corp., 4.95%, 08/15/2025		136	133
Rolls-Royce plc, (United Kingdom),
3.63%, 10/14/2025 (e)		364	344
5.75%, 10/15/2027 (e)		3,045	2,968
Spirit AeroSystems, Inc.,
7.50%, 04/15/2025 (e)		1,929	1,905
9.38%, 11/30/2029 (e)		3,720	3,983
TransDigm UK Holdings plc, (United Kingdom), 6.88%, 05/15/2026		1,075	1,065
TransDigm, Inc.,
5.50%, 11/15/2027		400	377
6.25%, 03/15/2026 (e)		23,447	23,331
6.75%, 08/15/2028 (e)		12,039	12,086
7.50%, 03/15/2027		676	677
Triumph Group, Inc., 9.00%, 03/15/2028 (e)		3,939	4,021

			86,778

Building Materials — 1.4%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (e)		3,297	3,116
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029 (e)		500	395
Eco Material Technologies, Inc., 7.88%, 01/31/2027 (e)		2,100	1,987
Emerald Debt Merger Sub LLC,
6.38%, 12/15/2030 (e)	EUR	731	795
6.63%, 12/15/2030 (e)		11,625	11,523
Griffon Corp., 5.75%, 03/01/2028		705	659
HT Troplast GmbH, (Germany), Reg. S, 9.25%, 07/15/2025	EUR	100	111
JELD-WEN, Inc., 4.63%, 12/15/2025 (e)		1,731	1,677
Knife River Corp., 7.75%, 05/01/2031 (e)		425	430
Masonite International Corp., (Canada),
3.50%, 02/15/2030 (e)		97	81
5.38%, 02/01/2028 (e)		588	561
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030 (e)		1,150	949
New Enterprise Stone & Lime Co., Inc.,
5.25%, 07/15/2028 (e)		881	801
9.75%, 07/15/2028 (e)		1,023	987
PCF GmbH, (Germany), Reg. S, 4.75%, 04/15/2026	EUR	100	84
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/2028 (e)		5,153	4,860
Standard Industries, Inc.,
Reg. S, 2.25%, 11/21/2026	EUR	467	452
3.38%, 01/15/2031 (e)		5,048	4,066
4.38%, 07/15/2030 (e)		3,119	2,701
4.75%, 01/15/2028 (e)		157	146
5.00%, 02/15/2027 (e)		127	121
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (e)		38	36

SEE NOTES TO FINANCIAL STATEMENTS.

238	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Building Materials — continued
Vulcan Materials Co., 5.80%, 03/01/2026		191	191
West China Cement Ltd., (Jersey), Reg. S, 4.95%, 07/08/2026		9,200	6,954

			43,683

Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.,
4.38%, 03/31/2029 (e)		750	644
6.50%, 12/31/2027 (e)		1,050	1,009
EnerSys, 4.38%, 12/15/2027 (e)		560	517
WESCO Distribution, Inc.,
7.13%, 06/15/2025 (e)		3,369	3,404
7.25%, 06/15/2028 (e)		3,512	3,583

			9,157

Electronics — 0.5%
AAC Technologies Holdings, Inc., (Cayman Islands), Reg. S, 3.00%, 11/27/2024		7,350	6,949
Coherent Corp., 5.00%, 12/15/2029 (e)		2,103	1,898
Imola Merger Corp., 4.75%, 05/15/2029 (e)		2,492	2,168
Likewize Corp., 9.75%, 10/15/2025 (e)		1,780	1,698
Sensata Technologies BV, (Netherlands),
4.00%, 04/15/2029 (e)		74	66
5.88%, 09/01/2030 (e)		464	451
Sensata Technologies, Inc.,
3.75%, 02/15/2031 (e)		326	278
4.38%, 02/15/2030 (e)		3,942	3,521
TD SYNNEX Corp., 1.25%, 08/09/2024		825	780

			17,809

Engineering & Construction — 0.8%
Abertis Infraestructuras Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 3.69%), 3.25%, 11/24/2025 (x) (aa)	EUR	300	293
Arcosa, Inc., 4.38%, 04/15/2029 (e)		1,705	1,528
Azzurra Aeroporti SpA, (Italy), Reg. S, 2.13%, 05/30/2024	EUR	323	341
Celestial Miles Ltd., (British Virgin Islands), Reg. S, (CMT Index 5 Year + 8.21%), 5.75%, 01/31/2024 (x) (aa)		11,500	11,326
Cellnex Finance Co. SA, (Spain),
Reg. S, 1.00%, 09/15/2027	EUR	100	94
Reg. S, 1.25%, 01/15/2029	EUR	300	271
Reg. S, 1.50%, 06/08/2028	EUR	100	93
Reg. S, 2.00%, 02/15/2033	EUR	100	85
Cellnex Telecom SA, (Spain), Reg. S, 1.75%, 10/23/2030	EUR	100	88
Dycom Industries, Inc., 4.50%, 04/15/2029 (e)		343	311
Ferrovial Netherlands BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.13%), 5.11%, 05/14/2024 (x) (aa)	EUR	100	108

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Engineering & Construction — continued
Gatwick Airport Finance plc, (United Kingdom), Reg. S, 4.38%, 04/07/2026	GBP	172	198
GMR Hyderabad International Airport Ltd., (India),
Reg. S, 4.25%, 10/27/2027		1,700	1,497
Reg. S, 4.75%, 02/02/2026		7,650	7,256
Heathrow Finance plc, (United Kingdom), Reg. S, 5.75%, 03/03/2025	GBP	200	246
India Airport Infra, (Mauritius), Reg. S, 6.25%, 10/25/2025		1,700	1,645
Infrastrutture Wireless Italiane SpA, (Italy), Reg. S, 1.63%, 10/21/2028	EUR	200	191
TopBuild Corp., 3.63%, 03/15/2029 (e)		500	435

			26,006

Environmental Control — 0.6%
Clean Harbors, Inc.,
4.88%, 07/15/2027 (e)		252	241
5.13%, 07/15/2029 (e)		41	39
6.38%, 02/01/2031 (e)		774	779
Covanta Holding Corp.,
4.88%, 12/01/2029 (e)		1,882	1,628
5.00%, 09/01/2030		156	132
GFL Environmental, Inc., (Canada),
3.50%, 09/01/2028 (e)		459	408
3.75%, 08/01/2025 (e)		811	772
4.00%, 08/01/2028 (e)		1,587	1,419
4.25%, 06/01/2025 (e)		78	75
4.38%, 08/15/2029 (e)		2,781	2,475
4.75%, 06/15/2029 (e)		2,403	2,196
5.13%, 12/15/2026 (e)		2,644	2,551
Madison IAQ LLC, 5.88%, 06/30/2029 (e)		1,191	965
Paprec Holding SA, (France), Reg. S, 3.50%, 07/01/2028	EUR	100	96
Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)		5,451	5,053

			18,829

Hand/Machine Tools — 0.2%
Regal Rexnord Corp.,
6.05%, 02/15/2026 (e)		114	114
6.05%, 04/15/2028 (e)		1,944	1,925
6.30%, 02/15/2030 (e)		1,600	1,595
6.40%, 04/15/2033 (e)		1,490	1,488

			5,122

Machinery — Construction & Mining — 0.2%
BWX Technologies, Inc.,
4.13%, 06/30/2028 (e)		341	311
4.13%, 04/15/2029 (e)		2,058	1,857
Terex Corp., 5.00%, 05/15/2029 (e)		2,552	2,373
Vertiv Group Corp., 4.13%, 11/15/2028 (e)		2,875	2,590

			7,131

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	239

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Machinery — Diversified — 0.9%
ATS Corp., (Canada), 4.13%, 12/15/2028 (e)		114	102
Chart Industries, Inc.,
7.50%, 01/01/2030 (e)		3,342	3,409
9.50%, 01/01/2031 (e)		1,618	1,717
GrafTech Finance, Inc., 4.63%, 12/15/2028 (e)		1,294	1,051
GrafTech Global Enterprises, Inc., 9.88%, 12/15/2028 (e)		1,244	1,235
Husky III Holding Ltd., (Canada), 13.00% (cash), 02/15/2025 (e) (v)		122	111
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/2024 (e)		3,671	3,653
Mueller Water Products, Inc., 4.00%, 06/15/2029 (e)		1,088	965
OT Merger Corp., 7.88%, 10/15/2029 (e)		394	246
Renk AG / Frankfurt am Main, (Germany), Reg. S, 5.75%, 07/15/2025	EUR	200	215
Titan Acquisition Ltd. / Titan Co-Borrower LLC, (Multinational), 7.75%, 04/15/2026 (e)		6,387	5,796
TK Elevator Holdco GmbH, (Germany), 7.63%, 07/15/2028 (e)		2,311	2,097
TK Elevator Midco GmbH, (Germany), Reg. S, 4.38%, 07/15/2027	EUR	485	472
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (e)		6,816	6,298
Westinghouse Air Brake Technologies Corp., 4.38%, 08/15/2023		200	200

			27,567

Metal Fabricate/Hardware — 0.1%
Advanced Drainage Systems, Inc.,
5.00%, 09/30/2027 (e)		564	534
6.38%, 06/15/2030 (e)		3,319	3,283
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (e)		695	623
Vallourec SA, (France), Reg. S, 8.50%, 06/30/2026	EUR	200	218

			4,658

Miscellaneous Manufacturers — 0.2%
Amsted Industries, Inc.,
4.63%, 05/15/2030 (e)		1,391	1,241
5.63%, 07/01/2027 (e)		297	287
Gates Global LLC / Gates Corp., 6.25%, 01/15/2026 (e)		2,751	2,709
Trinity Industries, Inc., 7.75%, 07/15/2028 (e)		775	780

			5,017

Packaging & Containers — 2.0%
ARD Finance SA, (Luxembourg), 6.50% (cash), 06/30/2027 (e) (v)		5,528	4,481

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Packaging & Containers — continued
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc, (Multinational),
Reg. S, 2.00%, 09/01/2028	EUR	100	91
Reg. S, 3.00%, 09/01/2029	EUR	300	243
3.25%, 09/01/2028 (e)		926	796
4.00%, 09/01/2029 (e)		6,567	5,201
6.00%, 06/15/2027 (e)		824	809
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., (Multinational),
Reg. S, 2.13%, 08/15/2026	EUR	938	908
4.13%, 08/15/2026 (e)		500	466
Reg. S, 4.75%, 07/15/2027	GBP	100	100
5.25%, 04/30/2025 (e)		200	196
5.25%, 08/15/2027 (e)		1,294	1,095
Ball Corp.,
3.13%, 09/15/2031		354	291
6.00%, 06/15/2029		864	858
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029 (e)		2,692	2,567
8.75%, 04/15/2030 (e)		2,605	2,298
Crown Americas LLC, 5.25%, 04/01/2030		422	402
Crown European Holdings SA, (France),
Reg. S, 3.38%, 05/15/2025	EUR	100	107
Reg. S, 5.00%, 05/15/2028	EUR	100	110
Fiber Bidco Spa, (Italy), Reg. S, 11.00%, 10/25/2027	EUR	100	116
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (e)		1,375	1,174
Graphic Packaging International LLC,
Reg. S, 2.63%, 02/01/2029	EUR	400	383
4.13%, 08/15/2024		475	464
4.75%, 07/15/2027 (e)		648	616
Intelligent Packaging Holdco Issuer LP, (Canada), 9.00% (cash), 01/15/2026 (e) (v)		1,775	1,342
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, (Canada), 6.00%, 09/15/2028 (e)		1,539	1,306
Kleopatra Finco Sarl, (Luxembourg), Reg. S, 4.25%, 03/01/2026	EUR	140	127
LABL, Inc.,
5.88%, 11/01/2028 (e)		2,645	2,405
6.75%, 07/15/2026 (e)		2,525	2,482
8.25%, 11/01/2029 (e)		800	669
9.50%, 11/01/2028 (e)		2,510	2,554
10.50%, 07/15/2027 (e)		925	888
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/2026 (e)		15,671	15,548
9.25%, 04/15/2027 (e)		430	397
OI European Group BV, (Netherlands),
4.75%, 02/15/2030 (e)		300	268
6.25%, 05/15/2028 (e)	EUR	568	633

SEE NOTES TO FINANCIAL STATEMENTS.

240	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Packaging & Containers — continued
Owens-Brockway Glass Container, Inc.,
6.63%, 05/13/2027 (e)		527	522
7.25%, 05/15/2031 (e)		1,459	1,477
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (e)		875	758
Sealed Air Corp., 4.00%, 12/01/2027 (e)		89	81
Sealed Air Corp. / Sealed Air Corp. US, 6.13%, 02/01/2028 (e)		1,516	1,505
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (e)		2,128	2,207
TriMas Corp., 4.13%, 04/15/2029 (e)		525	468
Trivium Packaging Finance BV, (Netherlands),
5.50%, 08/15/2026 (e)		2,218	2,130
8.50%, 08/15/2027 (e)		4,398	4,233

			65,772

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc., 4.20%, 05/01/2030		349	323

Transportation — 0.3%
MISC Capital Two Labuan Ltd., (Malaysia), Reg. S, 3.75%, 04/06/2027		1,800	1,684
Poste Italiane SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 2.68%), 2.63%, 03/24/2029 (x) (aa)	EUR	200	165
XPO Escrow Sub LLC, 7.50%, 11/15/2027 (e)		708	724
XPO, Inc.,
6.25%, 06/01/2028 (e)		646	635
7.13%, 06/01/2031 (e)		150	151
Yunda Holding Investment Ltd., (British Virgin Islands), Reg. S, 2.25%, 08/19/2025		6,300	5,658

			9,017

Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028 (e)		4,169	3,815
6.50%, 10/01/2025 (e)		3,164	3,117
9.75%, 08/01/2027 (e)		1,034	1,068

			8,000

Total Industrial			334,869

Technology — 3.8%
Computers — 0.9%
Atos SE, (France),
Reg. S, 1.75%, 05/07/2025	EUR	100	92
Reg. S, 2.50%, 11/07/2028	EUR	100	80
Banff Merger Sub, Inc., Reg. S, 8.38%, 09/01/2026	EUR	106	111

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Computers — continued
Booz Allen Hamilton, Inc.,
3.88%, 09/01/2028 (e)		393	357
4.00%, 07/01/2029 (e)		2,182	1,943
CA Magnum Holdings, (Mauritius), 5.38%, 10/31/2026 (e)		3,578	3,204
Reg. S, 5.38%, 10/31/2026		9,050	8,103
Dell International LLC / EMC Corp.,
4.90%, 10/01/2026		200	198
6.02%, 06/15/2026		407	414
KBR, Inc., 4.75%, 09/30/2028 (e)		323	293
Lenovo Group Ltd., (Hong Kong), 5.83%, 01/27/2028 (e)		1,600	1,596
McAfee Corp., 7.38%, 02/15/2030 (e)		4,995	4,343
NCR Corp.,
5.00%, 10/01/2028 (e)		788	703
5.13%, 04/15/2029 (e)		1,551	1,373
5.25%, 10/01/2030 (e)		1,052	914
5.75%, 09/01/2027 (e)		500	500
6.13%, 09/01/2029 (e)		850	851
Presidio Holdings, Inc., 4.88%, 02/01/2027 (e)		203	190
Seagate HDD Cayman, (Cayman Islands),
8.25%, 12/15/2029 (e)		1,615	1,687
8.50%, 07/15/2031 (e)		2,047	2,147
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 5.75%, 06/01/2025 (e)		949	948

			30,047

Office/Business & Equipment — 0.0% (g)
CDW LLC / CDW Finance Corp., 3.25%, 02/15/2029		689	590

Semiconductors — 0.5%
Entegris Escrow Corp.,
4.75%, 04/15/2029 (e)		8,379	7,754
5.95%, 06/15/2030 (e)		817	783
Entegris, Inc., 4.38%, 04/15/2028 (e)		476	432
Microchip Technology, Inc., 4.25%, 09/01/2025		712	690
Qorvo, Inc., 1.75%, 12/15/2024 (e)		78	72
SK Hynix, Inc., (South Korea), 1.50%, 01/19/2026 (e)		731	648
Reg. S, 1.50%, 01/19/2026		1,150	1,019
6.38%, 01/17/2028 (e)		1,900	1,907
Synaptics, Inc., 4.00%, 06/15/2029 (e)		882	739

			14,044

Software — 2.4%
Alteryx, Inc., 8.75%, 03/15/2028 (e)		1,050	1,031
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (e)		8,667	7,295
Black Knight InfoServ LLC, 3.63%, 09/01/2028 (e)		5,643	5,050
Boxer Parent Co., Inc.,
Reg. S, 6.50%, 10/02/2025	EUR	300	323

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	241

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Software — continued
7.13%, 10/02/2025 (e)		4,613	4,611
9.13%, 03/01/2026 (e)		2,309	2,297
Camelot Finance SA, (Luxembourg), 4.50%, 11/01/2026 (e)		279	263
Capstone Borrower, Inc., 8.00%, 06/15/2030 (e)		1,410	1,392
Cedacri Mergeco SPA, (Italy), Reg. S, (ICE LIBOR EUR 3 Month + 5.50%), 8.88%, 05/15/2028 (aa)	EUR	100	105
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (e)		2,893	2,864
Clarivate Science Holdings Corp.,
3.88%, 07/01/2028 (e)		5,417	4,802
4.88%, 07/01/2029 (e)		4,216	3,740
Cloud Software Group, Inc.,
6.50%, 03/31/2029 (e)		14,789	13,169
9.00%, 09/30/2029 (e)		6,644	5,775
Consensus Cloud Solutions, Inc., 6.50%, 10/15/2028 (e)		60	51
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029 (e)		3,307	2,916
Elastic NV, (Netherlands), 4.13%, 07/15/2029 (e)		2,106	1,817
Fair Isaac Corp., 4.00%, 06/15/2028 (e)		1,672	1,534
MicroStrategy, Inc., 6.13%, 06/15/2028 (e)		1,725	1,547
MSCI, Inc.,
3.25%, 08/15/2033 (e)		20	16
3.63%, 09/01/2030 (e)		209	180
3.88%, 02/15/2031 (e)		818	709
Open Text Corp., (Canada), 6.90%, 12/01/2027 (e)		3,835	3,904
Oracle Corp.,
2.30%, 03/25/2028		615	543
2.50%, 04/01/2025		74	70
PTC, Inc., 3.63%, 02/15/2025 (e)		536	518
SS&C Technologies, Inc., 5.50%, 09/30/2027 (e)		4,622	4,425
Twilio, Inc.,
3.63%, 03/15/2029		228	194
3.88%, 03/15/2031		2,281	1,899
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 09/01/2025 (e)		321	261
ZoomInfo Technologies LLC / ZoomInfo Finance Corp., 3.88%, 02/01/2029 (e)		4,628	3,982

			77,283

Total Technology			121,964

Utilities — 3.6%
Electric — 3.5%
ACEN Finance Ltd., (Cayman Islands), Reg. S, 4.00%, 03/08/2025 (x)		5,000	3,440
Adani Green Energy Ltd., (India), Reg. S, 4.38%, 09/08/2024		1,500	1,386

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
AES Corp. (The),
3.30%, 07/15/2025 (e)		527	498
5.45%, 06/01/2028		179	175
Alexander Funding Trust, 1.84%, 11/15/2023 (e)		560	548
American Electric Power Co., Inc., 5.75%, 11/01/2027		67	68
Black Hills Corp., 5.95%, 03/15/2028		137	139
Calpine Corp.,
3.75%, 03/01/2031 (e)		2,455	1,989
4.50%, 02/15/2028 (e)		1,273	1,153
4.63%, 02/01/2029 (e)		3,235	2,729
5.00%, 02/01/2031 (e)		3,900	3,226
5.13%, 03/15/2028 (e)		8,223	7,338
Cikarang Listrindo Tbk. PT, (Indonesia), Reg. S, 4.95%, 09/14/2026		6,400	6,095
Clean Renewable Power Mauritius Pte Ltd., (Mauritius), Reg. S, 4.25%, 03/25/2027		3,581	3,135
Clearway Energy Operating LLC,
3.75%, 01/15/2032 (e)		832	678
4.75%, 03/15/2028 (e)		1,589	1,466
Comision Federal de Electricidad, (Mexico), Reg. S, 4.75%, 02/23/2027		200	191
Constellation Energy Generation LLC, 5.60%, 03/01/2028		127	128
Diamond II Ltd., (Mauritius), 7.95%, 07/28/2026 (e)		1,000	984
Duke Energy Corp.,
2.65%, 09/01/2026		94	87
5.00%, 12/08/2025		58	57
Edison International,
Series A, (CMT Index 5 Year + 4.70%), 5.38%, 03/15/2026 (x) (aa)		792	692
Series B, (CMT Index 5 Year + 3.90%), 5.00%, 12/15/2026 (x) (aa)		329	284
EDP — Energias de Portugal SA, (Portugal),
Reg. S, (EUR Swap Rate 5 Year + 1.84%), 1.70%, 07/20/2080 (aa)	EUR	100	99
Reg. S, (EUR Swap Rate 5 Year + 2.38%), 1.88%, 08/02/2081 (aa)	EUR	200	192
Electricite de France SA, (France),
Reg. S, (EUR Swap Rate 5 Year + 3.97%), 3.38%, 06/15/2030 (x) (aa)	EUR	400	334
5.70%, 05/23/2028 (e)		260	260
Enel SpA, (Italy), Reg. S, (ICE EURIBOR Swap Rate 5 Year + 3.49%), 6.38%, 04/16/2028 (x) (aa)		EUR 100	110
Evergy Missouri West, Inc., 5.15%, 12/15/2027 (e)		234	231
Fells Point Funding Trust, 3.05%, 01/31/2027 (e)		524	482
FirstEnergy Corp., 2.05%, 03/01/2025		330	308
FirstEnergy Transmission LLC,
4.35%, 01/15/2025 (e)		223	217

SEE NOTES TO FINANCIAL STATEMENTS.

242	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Corporate Bonds — continued
Electric — continued
4.55%, 04/01/2049 (e)		147	123
5.45%, 07/15/2044 (e)		642	593
Jersey Central Power & Light Co., 4.70%, 04/01/2024 (e)		312	309
JSW Hydro Energy Ltd., (India), Reg. S, 4.13%, 05/18/2031		4,872	4,101
Minejesa Capital BV, (Netherlands), Reg. S, 4.63%, 08/10/2030		4,700	4,207
Mong Duong Finance Holdings BV, (Netherlands), Reg. S, 5.13%, 05/07/2029		7,439	6,528
National Grid plc, (United Kingdom), 5.60%, 06/12/2028		91	91
Naturgy Finance BV, (Netherlands), Reg. S, (EUR Swap Rate 5 Year + 2.44%), 2.37%, 11/23/2026 (x) (aa)	EUR	300	287
NRG Energy, Inc.,
3.63%, 02/15/2031 (e)		2,185	1,703
3.88%, 02/15/2032 (e)		1,700	1,310
5.25%, 06/15/2029 (e)		1,304	1,166
5.75%, 01/15/2028		1,555	1,473
6.63%, 01/15/2027		538	534
7.00%, 03/15/2033 (e)		920	928
(CMT Index 5 Year + 5.92%), 10.25%, 03/15/2028 (e) (x) (aa)		3,626	3,410
Pacific Gas and Electric Co.,
1.70%, 11/15/2023		94	93
3.15%, 01/01/2026		529	491
3.75%, 02/15/2024		232	228
6.10%, 01/15/2029		1,083	1,065
6.40%, 06/15/2033		1,597	1,587
6.75%, 01/15/2053		779	765
Palomino Funding Trust I, 7.23%, 05/17/2028 (e)		698	698
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 08/15/2028 (e)		1,096	1,001
PG&E Corp., 5.25%, 07/01/2030		3,086	2,766
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027		133	136
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd. other 9 Subsidiaries, (India), Reg. S, 4.50%, 07/14/2028		10,000	8,525
SMC Global Power Holdings Corp., (Philippines),
Reg. S, (CMT Index 5 Year + 6.61%), 6.50%, 04/25/2024 (x) (aa)		250	220
Reg. S, (CMT Index 5 Year + 9.20%), 7.00%, 10/21/2025 (x) (aa)		10,150	8,379
Star Energy Geothermal Wayang Windu Ltd., (British Virgin Islands), Reg. S, 6.75%, 04/24/2033		4,703	4,604
System Energy Resources, Inc., 6.00%, 04/15/2028		832	820

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)

Electric — continued
Talen Energy Supply LLC, 8.63%, 06/01/2030 (e)		606	627
TransAlta Corp., (Canada), 7.75%, 11/15/2029		772	795
Vistra Corp.,
(CMT Index 5 Year + 5.74%), 7.00%, 12/15/2026 (e) (x) (aa)		2,549	2,224
(CMT Index 5 Year + 6.93%), 8.00%, 10/15/2026 (e) (x) (aa)		1,525	1,426
Vistra Operations Co. LLC,
3.55%, 07/15/2024 (e)		622	601
4.38%, 05/01/2029 (e)		6,400	5,606
4.88%, 05/13/2024 (e)		495	485
5.00%, 07/31/2027 (e)		90	84
5.50%, 09/01/2026 (e)		1,035	996
5.63%, 02/15/2027 (e)		2,353	2,255

			111,959

Gas — 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.,
5.50%, 05/20/2025		1,330	1,284
5.88%, 08/20/2026		1,780	1,674
9.38%, 06/01/2028 (e)		1,229	1,248
Brooklyn Union Gas Co. (The), 4.63%, 08/05/2027 (e)		162	155
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028		78	78
National Fuel Gas Co., 5.50%, 01/15/2026		289	285
NiSource, Inc., 5.25%, 03/30/2028		54	54
ONE Gas, Inc., 1.10%, 03/11/2024		125	121
Southwest Gas Corp., 5.45%, 03/23/2028		100	99
UGI International LLC, Reg. S, 2.50%, 12/01/2029	EUR	200	171

			5,169

Total Utilities			117,128

Total Corporate Bonds (Cost $2,789,813)			2,677,280

Foreign Government Securities — 1.7%
Mongolia Government International Bond, (Mongolia),
Reg. S, 3.50%, 07/07/2027		2,000	1,661
Reg. S, 4.45%, 07/07/2031		200	154
Reg. S, 5.13%, 04/07/2026		4,400	4,083
8.65%, 01/19/2028 (e)		5,300	5,316
Reg. S, 8.65%, 01/19/2028		3,300	3,310
Oman Government International Bond, (Oman), Reg. S, 7.00%, 01/25/2051		1,300	1,285
Pakistan Government International Bond, (Pakistan),
Reg. S, 6.00%, 04/08/2026		12,900	6,240
Reg. S, 6.88%, 12/05/2027		18,000	8,528
Reg. S, 7.38%, 04/08/2031		12,850	5,847

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	243

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Sri Lanka Government International Bond, (Sri Lanka),
Reg. S, 5.75%, 04/18/2023 (d)	2,600	1,166
6.20%, 05/11/2027 (d) (e)	15,600	7,026
Reg. S, 6.20%, 05/11/2027 (d)	3,800	1,712
Reg. S, 6.75%, 04/18/2028 (d)	4,000	1,802
Reg. S, 6.85%, 03/14/2024 (d)	12,100	5,452
Reg. S, 7.55%, 03/28/2030 (d)	2,000	901
Vietnam Government International Bond, (Vietnam), Series 30YR, 5.50%, 03/12/2028	228	217

Total Foreign Government Securities (Cost $67,007)		54,700

U.S. Treasury Obligations — 1.6%
U.S. Treasury Inflation Indexed Notes,
0.13%, 04/15/2025	822	782
0.13%, 01/15/2032 (ii)	5,034	4,427
0.25%, 01/15/2025	1,028	986
0.50%, 04/15/2024	920	897
U.S. Treasury Notes,
2.50%, 05/31/2024 (ee)	26,890	26,188
2.75%, 04/30/2027	740	699
3.38%, 05/15/2033	11,600	11,181
3.63%, 05/31/2028	7,000	6,845
3.88%, 04/30/2025	484	475
4.25%, 05/31/2025	527	520

Total U.S. Treasury Obligations (Cost $54,154)		53,000

	SHARES
Common Stock — 0.1%
Communications — 0.1%
Telecommunications — 0.1%
Intelsat SA, (Luxembourg) (a) (bb) (cc) (Cost $4,732)	87	1,844

Preferred Stock — 0.2%
Consumer Cyclical — 0.2%
Retail — 0.2%
Ferrellgas Escrow LLC, expiring, 03/30/2031 (a) (bb) (cc) (Cost $6,490)	6	6,467

	PRINCIPAL AMOUNT($)
Loan Assignments — 4.7% (o)
Basic Materials — 0.2%
Chemicals — 0.2%
ARC Falcon I, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.95%, 09/30/2028 (aa)	686	639
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, (CME Term SOFR 6 Month + 4.75%), 9.71%, 08/27/2026 (aa)	139	136

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Chemicals — continued
Discovery Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.38%), 9.62%, 10/04/2029 (aa)	2,394	2,285
Nutrition & Biosciences, Inc., 3-Year Delayed Draw Term Loan, (ICE LIBOR USD 3 Month + 1.50%), 6.57%, 01/17/2023 (f) (u) (aa)	239	238
Sparta U.S. Holdco LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.54%, 08/02/2028 (aa)	613	607
Venator Finance Sarl, Final Order Term Loan, (Luxembourg), (CME Term SOFR 1 Month + 10.00%), 15.09%, 09/14/2023 (aa)	532	543
Venator Finance Sarl, Initial Term Loan, (Luxembourg), (PRIME 3 Month + 4.00%), 8.25%, 08/08/2024 (d) (u) (aa)	499	273

Total Basic Materials		4,721

Communications — 1.0%
Advertising — 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan, (CME Term SOFR 3 Month + 3.50%), 8.81%, 08/21/2026 (u) (aa)	5,485	5,228

Internet — 0.2%
Acuris Finance US, Inc., Initial Dollar Term Loan, (CME Term SOFR 3 Month + 4.00%), 9.39%, 02/16/2028 (aa)	178	176
CNT Holdings I Corp., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 8.46%, 11/08/2027 (aa)	1,162	1,156
Comcast Hulu Holdings LLC, Term Loan A, (ICE LIBOR USD 1 Month + 0.88%), 6.07%, 03/15/2024 (aa)	750	746
MH Sub I LLC, 2020 June New Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 9.11%, 09/13/2024 (u) (aa)	158	157
MH Sub I LLC, 2021 Replacement Term Loan (Second Lien), (CME Term SOFR 1 Month + 6.25%), 11.35%, 02/23/2029 (aa)	758	657
MH Sub I LLC, 2023 May Incremental Term Loan (First Lien), (CME Term SOFR 1 Month + 4.25%), 9.35%, 05/03/2028 (aa)	2,868	2,748
MH Sub I LLC, Amendment No. 2 Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 9.26%, 09/13/2024 (u) (aa)	70	70
Proofpoint, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.47%, 08/31/2028 (aa)	2,190	2,141

		7,851

SEE NOTES TO FINANCIAL STATEMENTS.

244	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Media — 0.2%
Charter Communications Operating LLC, Term B-1 Loan, (CME Term SOFR 3 Month + 1.75%), 6.80%, 04/30/2025 (aa)	856	855
Diamond Sports Group LLC, Term Loan (First Lien), (CME Term SOFR 6 Month + 8.25%), 4.81%, 05/25/2026 (aa)	2,745	2,095
Diamond Sports Group LLC, Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.50%, 08/24/2026 (d) (aa)	4,720	151
DIRECTV Financing LLC, Closing Date Term Loan, (CME Term SOFR 1 Month + 5.00%), 10.22%, 08/02/2027 (aa)	3,465	3,384
Radiate Holdco LLC, Amendment No. 6 Term B Loan, (CME Term SOFR 1 Month + 3.25%), 8.48%, 09/25/2026 (aa)	665	553
Univision Communications, Inc., 2017 Replacement Repriced First-Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 7.94%, 03/15/2024 (aa)	175	175

		7,213

Telecommunications — 0.4%
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.50%), 8.70%, 12/11/2026 (aa)	1,734	1,731
Delta Topco, Inc., Initial Term Loan (First Lien), (CME Term SOFR 6 Month + 3.75%), 9.07%, 12/01/2027 (aa)	1,078	1,042
Digicel International Finance Limited, Initial Term B Loan (First Lien), (Saint Lucia), (ICE LIBOR USD 3 Month + 3.25%), 8.98%, 05/27/2024 (u) (aa)	1,593	1,457
Intelsat Jackson Holdings S.A., Term B Loan, (Luxembourg), (CME Term SOFR 3 Month + 4.25%), 9.44%, 02/01/2029 (u) (aa)	2,507	2,495
Xplore, Inc., Initial Term Loan (Second Lien), (Canada), (CME Term SOFR 1 Month + 7.00%), 12.22%, 10/01/2029 (aa)	1,300	621
Xplore, Inc., Refinancing Term Loan (First Lien), (Canada), (CME Term SOFR 1 Month + 4.00%), 9.22%, 10/02/2028 (aa)	3,257	2,645
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.22%, 03/09/2027 (u) (aa)	2,198	1,720

		11,711

Total Communications		32,003

Consumer Cyclical — 0.4%
Airlines — 0.1%
AAdvantage Loyality IP Ltd., Initial Term Loan, (Cayman Islands), (ICE LIBOR USD 3 Month + 4.75%), 10.00%, 04/20/2028 (aa)	3,369	3,436

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Airlines — continued
SkyMiles IP Ltd., Initial Term Loan, (Cayman Islands), (CME Term SOFR 3 Month + 3.75%), 8.80%, 10/20/2027 (aa)	621	644
United AirLines, Inc., Class B Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 9.29%, 04/21/2028 (aa)	458	457

		4,537

Entertainment — 0.0% (g)
Flutter Entertainment plc, USD Term Loan, (Ireland), (CME Term SOFR 3 Month + 2.25%), 7.75%, 07/21/2026 (aa)	232	232

Lodging — 0.1%
Fertitta Entertainment LLC, Initial B Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.10%, 01/27/2029 (aa)	2,612	2,574
Hilton Worldwide Finance LLC, Refinanced Series B-2 Term Loan, (CME Term SOFR 1 Month + 1.75%), 6.94%, 06/22/2026 (aa)	383	383
Resorts World Las Vegas LLC, Term A Facility Loan, (CME Term SOFR 1 Month + 1.50%), 6.68%, 04/16/2024 (aa)	500	495

		3,452

Retail — 0.2%
Great Outdoors Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 3.75%), 8.94%, 03/06/2028 (aa)	2,469	2,447
IRB Holding Corp., 2022 Replacement Term B Loan, (CME Term SOFR 1 Month + 3.00%), 8.20%, 12/15/2027 (u) (aa)	673	667
SRS Distribution, Inc., 2022 Refinancing Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.70%, 06/02/2028 (aa)	1,329	1,295
White Cap Supply Holdings LLC, Initial Closing Date Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.85%, 10/19/2027 (aa)	1,613	1,596

		6,005

Total Consumer Cyclical		14,226

Consumer Non-cyclical — 0.4%
Beverages — 0.0% (g)
Naked Juice LLC, Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.00%), 11.34%, 01/24/2030 (aa)	111	87
Naked Juice LLC, Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.25%), 8.59%, 01/24/2029 (aa)	750	696

		783

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	245

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Commercial Services — 0.2%
CoreLogic, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 8.75%, 06/02/2028 (aa)	752	678
PECF USS Intermediate Holding III Corp., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 9.52%, 12/15/2028 (aa)	428	349
Sabre GLBL, Inc., 2021 Other Term B-1 Loan, (CME Term SOFR 3 Month + 3.50%), 8.60%, 12/17/2027 (aa)	295	230
Sabre GLBL, Inc., 2021 Other Term B-2 Loan, (CME Term SOFR 3 Month + 3.50%), 9.35%, 12/17/2027 (aa)	461	359
Verscend Holding Corp., Term B-1 Loan, (CME Term SOFR 1 Month + 4.00%), 9.22%, 08/27/2025 (aa)	4,179	4,173

		5,789

Food — 0.0% (g)
Chobani LLC, 2020 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.72%, 10/25/2027 (aa)	166	165
US Foods, Inc., Incremental B-2019 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 7.19%, 09/13/2026 (u) (aa)	237	237

		402

Healthcare — Products — 0.1%
Bausch + Lomb Corp., Initial Term Loan, (Canada), (CME Term SOFR 3 Month + 3.25%), 8.59%, 05/10/2027 (aa)	1,195	1,157

Healthcare — Services — 0.1%
Fortrea Holdings Inc., Term Loan B, (SOFR 3 Month + 3.75%), 8.90%, 06/12/2030 (u) (aa)	465	465
LifePoint Health, Inc., Term B Loan (First Lien), (ICE LIBOR USD 3 Month + 3.75%), 9.02%, 11/16/2025 (aa)	1,068	987
Parexel International, Inc., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.25%), 8.35%, 11/15/2028 (aa)	1,157	1,147
Quorum Health Corp., Term Loan (Exit), (CME Term SOFR 3 Month + 8.25%), 13.24%, 04/29/2025 (aa)	572	389
Surgery Center Holdings, Inc., 2021 New Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 8.90%, 08/31/2026 (aa)	714	713
WCG Purchaser Corp., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 9.22%, 01/08/2027 (aa)	286	280

		3,981

Pharmaceuticals — 0.0% (g)
Gainwell Acquisition Corp., Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.00%), 9.34%, 10/01/2027 (aa)	1,075	1,058

Total Consumer Non-cyclical		13,170

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Energy — 0.0% (g)
Oil & Gas — 0.0% (g)
Keane Group Holdings LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 9.90%, 05/25/2025 (u) (aa)	171	171

Pipelines — 0.0% (g)
Buckeye Partners, L.P., 2021 Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 2.25%), 7.45%, 11/01/2026 (aa)	149	148
Freeport LNG investments, LLLP, Initial Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 8.75%, 12/21/2028 (aa)	1,765	1,727

		1,875

Total Energy		2,046

Financial — 0.3%
Banks — 0.0% (g)
Greenhill & Co., Inc., New Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 8.73%, 04/12/2024 (u) (aa)	150	150
Mercury Borrower, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.72%, 08/02/2028 (aa)	527	518
Mercury Borrower, Inc., Initial Term Loan (Second Lien), (ICE LIBOR USD 1 Month + 6.50%), 11.69%, 08/02/2029 (aa)	325	289

		957

Diversified Financial Services — 0.1%
Advisor Group Holdings, Inc., Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.50%), 9.69%, 07/31/2026 (aa)	494	493
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 6.75%), 12.29%, 04/07/2028 (aa)	763	707
Deerfield Dakota Holding LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.99%, 04/09/2027 (aa)	886	858

		2,058

Insurance — 0.1%
Acrisure LLC, 2021-1 Additional Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.75%), 8.94%, 02/15/2027 (aa)	977	951
Alliant Holdings Intermediate LLC, TLB-5 New Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.65%, 11/05/2027 (aa)	319	317
AssuredPartners, Inc., 2022 Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.60%, 02/12/2027 (aa)	1,248	1,235
Asurion LLC, New B-4 Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.25%), 10.47%, 01/20/2029 (aa)	1,785	1,493

SEE NOTES TO FINANCIAL STATEMENTS.

246	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Insurance — continued
Hub International Limited, B-3 Incremental Term Loan, (CME Term SOFR 3 Month + 4.25%), 9.15%, 04/25/2025 (aa)	154	154

		4,150

REITS — 0.1%
Invitation Homes Operating Partnership LP, Term Loan A, (CME Term SOFR 1 Month + 1.00%), 6.20%, 01/31/2025 (aa)	1,552	1,513

Total Financial		8,678

Industrial — 0.8%
Building Materials — 0.0% (g)
Chariot Buyer LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.25%), 8.45%, 11/03/2028 (aa)	832	812

Electronics — 0.1%
Indicor LLC, Initial Dollar Term Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.74%, 11/22/2029 (aa)	1,251	1,245

Engineering & Construction — 0.4%
Apple Bidco LLC, Amendment No. 1 Term Loan (First Lien), (CME Term SOFR 1 Month + 4.00%), 9.10%, 09/22/2028 (aa)	761	756
Brand Industrial Services, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 9.42%, 06/21/2024 (u) (aa)	10,217	10,075
Brown Group Holding LLC, Incremental Term B-2 Facility, (CME Term SOFR 3 Month + 3.75%), 8.85%, 07/02/2029 (aa)	591	589

		11,420

Environmental Control — 0.0% (g)
Madison IAQ LLC, Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 8.30%, 06/21/2028 (u) (aa)	846	827

Machinery — Construction & Mining — 0.0% (g)
Vertiv Group Corp., Term B Loan, (ICE LIBOR USD 1 Month + 2.75%), 7.94%, 03/02/2027 (aa)	492	490

Machinery — Diversified — 0.2%
Husky Injection Molding Systems Ltd., Initial Term Loan, (Canada), (ICE LIBOR USD 3 Month + 3.00%), 8.73%, 03/28/2025 (aa)	5,570	5,429
SPX Flow, Inc., Term Loan, (CME Term SOFR 1 Month + 4.50%), 9.70%, 04/05/2029 (aa)	1,082	1,067

		6,496

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Miscellaneous Manufacturers — 0.0% (g)
MB Aerospace Holdings II Corp., Initial Term Loan (First Lien), (ICE LIBOR USD 1 Month + 3.50%), 9.09%, 01/22/2025 (u) (aa)	321	318

Packaging & Containers — 0.1%
Charter Next Generation, Inc., Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.97%, 12/01/2027 (aa)	1,154	1,144
Mauser Packaging Solutions Holding Co., Initial Term Loan, (CME Term SOFR 1 Month + 4.00%), 9.16%, 08/14/2026 (aa)	944	940
Trident TPI Holdings, Inc., Tranche B-5 Initial Term Loan, (CME Term SOFR 3 Month + 4.50%), 9.74%, 09/15/2028 (aa)	1,146	1,129

		3,213

Total Industrial		24,821

Technology — 1.6%
Computers — 0.3%
Magenta Buyer LLC, Initial Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.75%), 10.03%, 07/27/2028 (aa)	4,097	3,070
Magenta Buyer LLC, Initial Term Loan (Second Lien), (ICE LIBOR USD 3 Month + 8.25%), 13.53%, 07/27/2029 (aa)	491	317
McAfee Corp., Tranche B-1 Term Loan, (CME Term SOFR 1 Month + 3.75%), 9.01%, 03/01/2029 (aa)	3,163	3,020
Peraton Corp., Term B Loan (First Lien), (CME Term SOFR 1 Month + 3.75%), 8.95%, 02/01/2028 (aa)	2,027	1,988
Peraton Corp., Term B-1 Loan (Second Lien), (CME Term SOFR 3 Month + 7.75%), 12.98%, 02/01/2029 (aa)	1,205	1,165
Tempo Acquisition LLC, Initial Term B-1 Loan, (CME Term SOFR 1 Month + 3.00%), 8.10%, 08/31/2028 (aa)	484	484

		10,044

Software — 1.3%
Ascend Learning LLC, Initial Term Loan (2021) (First Lien), (CME Term SOFR 1 Month + 3.50%), 8.70%, 12/11/2028 (aa)	1,284	1,204
Ascend Learning LLC, Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.75%), 10.95%, 12/10/2029 (aa)	458	387
athenahealth Group, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 3.50%), 8.59%, 02/15/2029 (u) (aa)	6,476	6,225

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	247

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Software — continued
Banff Guarantor, Inc., Initial Term Loan (Second Lien), (CME Term SOFR 1 Month + 5.50%), 10.72%, 02/27/2026 (aa)	1,992	1,934
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (CME Term SOFR 1 Month + 3.75%), 8.97%, 10/02/2025 (aa)	1,207	1,196
Camelot U.S. Acquisition LLC, Amendment No. 2 Incremental Term Loan, (CME Term SOFR 1 Month + 3.00%), 8.22%, 10/30/2026 (aa)	784	783
Central Parent, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 4.25%), 9.49%, 07/06/2029 (aa)	1,296	1,292
Cloud Software Group, Inc., Dollar Term B Loan (First Lien), (CME Term SOFR 3 Month + 4.50%), 9.84%, 03/30/2029 (aa)	2,631	2,457
Dun & Bradstreet Corp., The, 2022 Incremental Term B-2 Loan, (CME Term SOFR 1 Month + 3.25%), 8.33%, 01/18/2029 (aa)	928	925
EP Purchaser LLC, Closing Date Term Loan (First Lien), (CME Term SOFR 3 Month + 3.50%), 9.00%, 11/06/2028 (aa)	485	473
Epicor Software Corp., Term C Loan, (CME Term SOFR 1 Month + 3.25%), 8.47%, 07/30/2027 (aa)	494	488
Helios Software Holdings, Inc., Initial Dollar Term Loan (2021), (CME Term SOFR 3 Month + 3.75%), 9.14%, 03/11/2028 (aa)	882	870
Misys Limited, Dollar Term Loan (First Lien), (United Kingdom), (ICE LIBOR USD 3 Month + 3.50%), 9.23%, 06/13/2024 (aa)	1,985	1,905
Misys Limited, Dollar Term Loan (Second Lien), (United Kingdom), (ICE LIBOR USD 6 Month + 7.25%), 5.73%, 06/13/2025 (aa)	1,970	1,776
Planview Parent, Inc., Closing Date Loan (Second Lien), (CME Term SOFR 3 Month + 7.25%), 12.59%, 12/18/2028 (aa)	180	158
Polaris Newco LLC, Dollar Term Loan (First Lien), (ICE LIBOR USD 3 Month + 4.00%), 9.54%, 06/02/2028 (aa)	1,558	1,431
Project Alpha Intermediate Holding, Inc., 2021 Refinancing Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 9.20%, 04/26/2024 (u) (aa)	395	394
RealPage, Inc., Initial Loan (Second Lien), (CME Term SOFR 3 Month + 6.50%), 12.04%, 04/23/2029 (aa)	918	887

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)

Software — continued
RealPage, Inc., Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 3.00%), 8.22%, 04/24/2028 (aa)	2,929	2,862
Skillsoft Finance II, Inc., Initial Term Loan, (CME Term SOFR 1 Month + 5.25%), 10.51%, 07/14/2028 (aa)	2,298	1,997
Sophia, L.P., Term Loan B (First Lien), (ICE LIBOR USD 3 Month + 3.50%), 9.04%, 10/07/2027 (aa)	7,048	6,965
Sovos Compliance LLC, Initial Term Loan (First Lien), (CME Term SOFR 1 Month + 4.50%), 9.72%, 08/11/2028 (aa)	1,015	977
UKG, Inc., 2021 Incremental Term Loan (Second Lien), (CME Term SOFR 3 Month + 5.25%), 10.27%, 05/03/2027 (aa)	2,087	2,018
UKG, Inc., Initial Term Loan (First Lien), (CME Term SOFR 3 Month + 3.75%), 8.90%, 05/04/2026 (aa)	1,751	1,725

		41,329

Total Technology		51,373

Utilities — 0.0% (g)
Electric — 0.0% (g)
Calpine Construction Finance Co., L.P., Term B Loan, (ICE LIBOR USD 3 Month + 2.00%), 7.19%, 01/15/2025 (u) (aa)	224	224
Heritage Power LLC, Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 7.50%, 07/30/2026 (d) (aa)	1,416	343

Total Utilities		567

Total Loan Assignments (Cost $154,268)		151,605

	NUMBER OF RIGHTS
Rights — 0.0% (g)
Communications — 0.0% (g)
Telecommunications — 0.0% (g)
Intelsat Jackson Holdings SA, expiring, 12/31/2049 (a) (bb) (cc)	18	104

(Cost $0)

	PRINCIPAL AMOUNT($)
Short-Term Investments — 2.0%
Commercial Papers — 0.1%
Bayer Corp., 5.97%, 07/21/2023 (e) (n)	750	748
Brookfield Infrastructure Holdings Canada, Inc., (Canada), 6.40%, 10/05/2023 (n)	1,620	1,595
General Motors Financial Co., Inc., 5.60%, 08/22/2023 (e) (n)	250	248
RWE AG, 5.99%, 07/11/2023 (e) (n)	250	249

Total Commercial Papers		2,840

SEE NOTES TO FINANCIAL STATEMENTS.

248	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE($)
Short-Term Investments — continued
Corporate Bond — 0.0% (g)
Warnermedia Holdings, Inc., 3.43%, 03/15/2024		226	222

Time Deposits — 0.8%
Australia & New Zealand Banking Group Ltd., 4.42%, 07/03/2023		8,022	8,022
Citibank NA,
2.37%, 07/03/2023	EUR	132	144
4.42%, 07/03/2023		8,544	8,544
Royal Bank of Canada, 3.54%, 07/04/2023	CAD	1	1
Skandinaviska Enskilda Banken AB,
0.65%, 07/03/2023	CHF	1	1
2.37%, 07/03/2023	EUR	220	240
3.92%, 07/03/2023	GBP	8	11
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023		9,159	9,159

Total Time Deposits			26,122

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Government Agency Security — 0.9%
FHLB DNs, Zero Coupon, 07/14/2023	30,600	30,555

U.S. Treasury Obligations — 0.2%
U.S. Treasury Bills,
Zero Coupon, 07/18/2023	2,209	2,204
Zero Coupon, 11/24/2023	3,997	3,914

Total U.S. Treasury Obligations		6,118

Total Short-Term Investments (Cost $65,839)		65,857

Total Investments — 98.0% (Cost — $3,294,094) *		3,157,029

Other Assets in Excess of Liabilities — 2.0%		65,169

NET ASSETS — 100.0%		$3,222,198

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)($)
Long Contracts
Euro Schatz	2	09/2023	EUR	231	(2)
U.S. Treasury 10 Year Note	87	09/2023	USD	9,869	(102)
U.S. Treasury 2 Year Note	444	09/2023	USD	91,491	(1,206)
U.S. Treasury 5 Year Note	647	09/2023	USD	70,643	(1,353)

					(2,663)

Short Contracts
Euro BOBL	(1)	09/2023	EUR	(128)	2
U.S. Treasury 10 Year Note	(3)	09/2023	USD	(343)	6
U.S. Treasury 5 Year Note	(104)	09/2023	USD	(11,351)	214
U.S. Treasury Long Bond	(3)	09/2023	USD	(381)	— (h)
U.S. Treasury Ultra Bond	(22)	09/2023	USD	(2,966)	(31)

					191

Total unrealized appreciation (depreciation)					(2,472)

Forward foreign currency exchange contracts outstanding as of June 30, 2023:
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	2,766	EUR	2,530	HSBC Bank plc	08/02/2023	1
USD	176	GBP	139	Bank of America, NA	08/02/2023	—	(h)
USD	28,718	EUR	26,170	BNP Paribas	09/20/2023	50
USD	4,219	GBP	3,290	BNP Paribas	09/20/2023	39

Total unrealized appreciation						90

USD	2,729	EUR	2,530	Bank of America, NA	07/05/2023	(32)
EUR	2,530	USD	2,762	HSBC Bank plc	07/05/2023	(1)
GBP	139	USD	176	Bank of America, NA	07/05/2023	—	(h)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	249

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Forward foreign currency exchange contracts outstanding as of June 30, 2023 (continued):
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)($)
USD	172	GBP	139	Goldman Sachs International	07/05/2023	(4)
USD	152	EUR	141	Bank of America, NA	09/20/2023	(2)
USD	308	EUR	286	Bank of America, NA	09/20/2023	(6)
USD	209	EUR	194	BNP Paribas	09/20/2023	(4)
USD	58	EUR	54	Morgan Stanley & Co.	09/20/2023	(1)
USD	99	EUR	92	Morgan Stanley & Co.	09/20/2023	(1)
USD	101	EUR	94	Morgan Stanley & Co.	09/20/2023	(2)
USD	311	EUR	288	UBS AG LONDON	09/20/2023	(5)

Total unrealized depreciation						(58)

Net unrealized appreciation (depreciation)						32

Centrally Cleared Interest Rate Swap contracts outstanding as of June 30, 2023:
FLOATING RATE INDEX (a)	FIXED RATE	PAY/RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)($)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
United States SOFR	1.00% annually	Receive	06/15/2027	USD	32,500	(3,365)	(1,325)	(4,690)

Total						(3,365)	(1,325)	(4,690)

(a)	Value of floating rate index as of June 30, 2023 was as follows:

FLOATING RATE INDEX
United States SOFR	5.09%

OTC Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2023:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
Intrum AB, 3.13%, 07/15/2024	5.00%	quarterly	Goldman Sachs	06/20/2028	11.13	EUR	67	15	(1)	14

Total								15	(1)	14

OTC Credit Default Swaps contracts outstanding — sell protection (2) as of June 30, 2023:
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
thyssenkrupp AG, 2.50%, 02/25/2025	5.00%	quarterly	Bank of America, NA	12/20/2023	0.66	EUR	140	(4)	9		5
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2026	2.08	EUR	10	1	(—	)(h)	1
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Bank of America, NA	06/20/2026	4.64	EUR	68	(2)	3		1
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Barclays Bank plc	12/20/2026	5.19	EUR	30	1	(1)		(—	)(h)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Morgan Stanley	12/20/2026	5.19	EUR	10	1	(1)		(—	)(h)
Jaguar Land Rover Automotive, 2.20%, 01/15/2024	5.00%	quarterly	Bank of America, NA	12/20/2026	5.19	EUR	20	(1)	1		(—	)(h)

SEE NOTES TO FINANCIAL STATEMENTS.

250	SIX CIRCLES TRUST	JUNE 30, 2023

OTC Credit Default Swaps contracts outstanding — sell protection (2) as of June 30, 2023 (continued):
REFERENCE OBLIGATION/INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)		VALUE($)
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Goldman Sachs	06/20/2027	2.53	EUR	70	2	5		7
CMA CGM SA, 7.50%, 01/15/2026	5.00%	quarterly	Barclays Bank plc	06/20/2027	2.53	EUR	49	1	3		4
Vietnam Government International Bond, 4.80%, 11/19/2024	1.00%	quarterly	Citibank, NA	12/20/2027	1.07	USD	4,300	(124)	113		(11)
Adler Real Estate AG, 2.13%, 02/06/2024	5.00%	quarterly	Bank of America, NA	12/20/2027	16.58	EUR	200	(50)	(—	)(h)	(50)
United Group BV, 3.63%, 02/15/2028	5.00%	quarterly	Bank of America, NA	12/20/2027	7.75	EUR	113	(17)	6		(11)
United Group BV, 3.63%, 02/15/2028	5.00%	quarterly	Morgan Stanley	12/20/2027	7.75	EUR	37	(6)	2		(4)
Ladbrokes Group Finance plc, 5.13% 09/08/2023	1.00%	quarterly	Morgan Stanley	06/20/2028	1.75	EUR	259	(19)	10		(9)
K+S AG, 3.25%, 07/18/2024	5.00%	quarterly	Morgan Stanley	06/20/2028	2.19	EUR	94	10	3		13
Casino Guichard Perrachon SA, 4.05%, 08/05/2026	5.00%	quarterly	Morgan Stanley	06/20/2028	462.25	EUR	150	(122)	(31)		(153)

Total								(329)	122		(207)

Centrally Cleared Credit Default Swaps contracts outstanding — buy protection (1) as of June 30, 2023:
REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.IG.40-V1	1.00%	quarterly	06/20/2028	0.66	USD	79,660	(1,013)	(215)	(1,228)

Total							(1,013)	(215)	(1,228)

Centrally Cleared Credit Default Swaps contracts outstanding — sell protection (2) as of June 30, 2023:
REFERENCE OBLIGATION/ INDEX	FINANCING RATE RECEIVED BY THE FUND(%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD(%) (3)	NOTIONAL AMOUNT (4)		UPFRONT PAYMENTS (RECEIPTS)($) (5)	UNREALIZED APPRECIATION (DEPRECIATION)($)	VALUE($)
CDX.NA.HY.40-V1	5.00%	quarterly	06/20/2028	4.27	USD	27,298	(43)	867	824

Total							(43)	867	824

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(3)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	251

Six Circles Credit Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

CDX	— Credit Default Swap Index
CLO	— Collateralized Loan Obligations
CMT	— Constant Maturity Treasury
DN	— Discount Notes
EURIBOR	— Euro Interbank Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
ICE	— Intercontinental Exchange
IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As result, interest income may be reduced considerably.

LIBOR	— London Interbank Offered Rate
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.

REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
(a)	— Non-income producing security.
(d)	— Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(f)	— Security is exempt from registration under Rule 144A or Section 4 (a) (2) of the Securities Act of 1933, as amended.

(h)	— Amount rounds to less than 500 shares or principal/ $500.
(n)	— The rate shown is the effective yield as of June 30, 2023.
(o)	— Loan assignments are presented by obligor. Each Series or loan tranche underlying each obligor may have varying terms.
(u)	— All or a portion of the security is unsettled as of June 30, 2023. Unless otherwise indicated, the coupon rate is undetermined.
(v)	— Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	— All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)

—  Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of June 30, 2023.

(z)

—  Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of June 30, 2023.

(aa)	— Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of June 30, 2023.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(ee)	— Approximately $1,569 of these investments are restricted as collateral for swaps to Citigroup Clearing.
(ii)	— Approximately $267 of these investments are restricted as collateral for forwards to Bank of America, NA.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

SEE NOTES TO FINANCIAL STATEMENTS.

252	SIX CIRCLES TRUST	JUNE 30, 2023

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$572,468
Repurchase agreements, at value	3,500
Foreign currency, at value	4
Deposits at broker for futures contracts	490
Deposits at broker for centrally cleared swaps	181
Receivables:
Investment securities sold	312
Fund shares sold	825
Interest and dividends from non-affiliates	3,668
Variation margin on centrally cleared swaps (net upfront receipts of $104)	59
Unrealized appreciation on forward foreign currency exchange contracts	1,197

Total Assets	582,704

LIABILITIES:
Payables:
Due to custodian — cash	193
Deposits from broker for OTC contracts	130
Investment securities purchased	996
Fund shares redeemed	271
Variation margin on futures contracts	19
Unrealized depreciation on forward foreign currency exchange contracts	245
Accrued liabilities:
Investment advisory fees	81
Administration fees	16
Custodian and accounting fees	34
Other	138

Total Liabilities	2,123

Net Assets	$580,581

NET ASSETS:
Paid-in capital	$598,491
Total distributable earnings (loss)	(17,910)

Total Net Assets	$580,581

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	59,380
Net Asset Value, offering and redemption price per share:(a)	$9.78
Cost of investments in non-affiliates	$579,671
Cost of repurchase agreements	3,500
Cost of foreign currency	4

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	253

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Ultra Short Duration Fund
ASSETS:
Investments in non-affiliates, at value	$691,118
Repurchase agreements, at value	3,100
Foreign currency, at value	13
Deposits at broker for futures contracts	393
Deposits at broker for centrally cleared swaps	196
Receivables:
Investment securities sold	341
Fund shares sold	1,364
Interest and dividends from non-affiliates	4,555
Variation margin on futures contracts	16
Variation margin on centrally cleared swaps (net upfront receipts of $107)	47
Unrealized appreciation on forward foreign currency exchange contracts	176

Total Assets	701,319

LIABILITIES:
Payables:
Due to custodian — cash	65
Deposits from broker for OTC contracts	210
Interest expense	1
Investment securities purchased	8,218
Fund shares redeemed	217
Unrealized depreciation on forward foreign currency exchange contracts	180
Accrued liabilities:
Investment advisory fees	53
Administration fees	16
Custodian and accounting fees	22
Registration and filing fees	3
Other	55

Total Liabilities	9,040

Net Assets	$692,279

NET ASSETS:
Paid-in capital	$708,424
Total distributable earnings (loss)	(16,145)

Total Net Assets	$692,279

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	70,749
Net Asset Value, offering and redemption price per share:(a)	$9.78
Cost of investments in non-affiliates	$698,047
Cost of repurchase agreements	3,100
Cost of foreign currency	13

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

254	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles U.S. Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$20,284,853
Deposits at broker for futures contracts	16,956
Prepaid expenses	7
Receivables:
Fund shares sold	33,054
Interest and dividends from non-affiliates	10,613
Tax reclaims	54
Variation margin on futures contracts	3,858
Other assets	12

Total Assets	20,349,407

LIABILITIES:
Payables:
Due to custodian — cash	9
Investment securities purchased	270,570
Fund shares redeemed	12,418
Accrued liabilities:
Investment advisory fees	1,014
Administration fees	96
Custodian and accounting fees	96
Trustees’ fees	27
Other	358

Total Liabilities	284,588

Net Assets	$20,064,819

NET ASSETS:
Paid-in capital	$16,612,784
Total distributable earnings (loss)	3,452,035

Total Net Assets	$20,064,819

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,464,397
Net Asset Value, offering and redemption price per share:(a)	$13.70
Cost of investments in non-affiliates	$16,388,930

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	255

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
ASSETS:
Investments in non-affiliates, at value	$13,084,966
Foreign currency, at value	506
Deposits at broker for futures contracts	6,568
Prepaid expenses	—	(a)
Receivables:
Investment securities sold	343
Fund shares sold	17,050
Interest and dividends from non-affiliates	13,170
Tax reclaims	75,392
Variation margin on futures contracts	782

Total Assets	13,198,777

LIABILITIES:
Payables:
Due to custodian — cash	58
Deposits from broker for futures contracts	71
Investment securities purchased	188
Fund shares redeemed	5,454
Accrued liabilities:
Investment advisory fees	1,029
Administration fees	87
Custodian and accounting fees	319
Trustees’ fees	18
Registration and filing fees	6
Other	422

Total Liabilities	7,652

Net Assets	$13,191,125

NET ASSETS:
Paid-in capital	$12,594,070
Total distributable earnings (loss)	597,055

Total Net Assets	$13,191,125

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	1,246,646
Net Asset Value, offering and redemption price per share:(b)	$10.58
Cost of investments in non-affiliates	$11,437,167
Cost of foreign currency	506

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

256	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Global Bond Fund
ASSETS:
Investments in non-affiliates, at value	$10,342,927
Repurchase agreements, at value	47,700
Foreign currency, at value	1,367
Deposits at broker for futures contracts	3,637
Deposits at broker for centrally cleared swaps	3,945
Receivables:
Investment securities sold	43,084
Investment securities sold — delayed delivery securities	1,101,172
Reverse Repurchase Agreement	1,555
Fund shares sold	36,387
Interest and dividends from non-affiliates	79,932
Unrealized appreciation on forward foreign currency exchange contracts	41,026

Total Assets	11,702,732

LIABILITIES:
Payable for reverse repurchase agreements	118,631
Payables:
Securities sold short, at value	176,075
Due to custodian—cash	45
Deposits from broker for OTC contracts	2,490
Deposits from broker for delayed delivery securities	902
Interest expense	18
Investment securities purchased	136,099
Investment securities purchased — delayed delivery securities	1,423,653
Fund shares redeemed	3,873
Variation margin on futures contracts	1,221
Variation margin on centrally cleared swaps (net upfront payments of $904)	23
Outstanding options written, at fair value	218
Unrealized depreciation on forward foreign currency exchange contracts	118,400
Outstanding OTC swap contracts, at value (net upfront payments of $–(a))	96
Accrued liabilities:
Investment advisory fees	917
Administration fees	102
Custodian and accounting fees	606
Other	221

Total Liabilities	1,983,590

Net Assets	$9,719,142

NET ASSETS:
Paid-in capital	$11,367,725
Total distributable earnings (loss)	(1,648,583)

Total Net Assets	$9,719,142

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	1,187,829
Net Asset Value, offering and redemption price per share (b):	$8.18
Cost of investments in non-affiliates	$10,868,557
Cost of repurchase agreements	47,700
Cost of foreign currency	1,367
Proceeds from securities sold short	(178,508)
Premiums received from options written	(324)

(a)	Amount rounds to less than $500.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	257

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Tax Aware Bond Fund
ASSETS:
Investments in non-affiliates, at value	$6,263,760
Deposits at broker for futures contracts	517
Receivables:
Investment securities sold	7
Fund shares sold	15,537
Interest and dividends from non-affiliates	70,739

Total Assets	6,350,560

LIABILITIES:
Payables:
Due to custodian — cash	155
Investment securities purchased	44,743
Fund shares redeemed	2,079
Variation margin on futures contracts	77
Accrued liabilities:
Investment advisory fees	557
Administration fees	80
Custodian and accounting fees	164
Trustees’ fees	5
Registration and filing fees	5
Other	136

Total Liabilities	48,001

Net Assets	$6,302,559

NET ASSETS:
Paid-in capital	$6,734,257
Total distributable earnings (loss)	(431,698)

Total Net Assets	$6,302,559

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	652,908
Net Asset Value, offering and redemption price per share (a):	$9.65
Cost of investments in non-affiliates	$6,558,199

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

258	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Credit Opportunities Fund
ASSETS:
Investments in non-affiliates, at value	$3,157,029
Cash	1,019
Deposits at broker for futures contracts	1,379
Deposits at broker for centrally cleared swaps	904
Receivables:
Investment securities sold	27,663
Fund shares sold	9,420
Interest and dividends from non-affiliates	55,049
Variation margin on futures contracts	368
Unrealized appreciation on forward foreign currency exchange contracts	90
Outstanding OTC swap contracts, at value (net upfront payments of $24)	45
Unrealized appreciation on unfunded commitments	21

Total Assets	3,252,987

LIABILITIES:
Payables:
Due to custodian — foreign currency	8
Investment securities purchased	26,915
Fund shares redeemed	946
Variation margin on centrally cleared swaps (net upfront receipts of $4,421)	1,138
Unrealized depreciation on forward foreign currency exchange contracts	58
Outstanding OTC swap contracts, at value (net upfront receipts of $338)	238
Accrued liabilities:
Investment advisory fees	920
Administration fees	113
Custodian and accounting fees	176
Trustees’ fees	25
Registration and filing fees	127
Other	125

Total Liabilities	30,789

Net Assets	$3,222,198

NET ASSETS:
Paid-in capital	$3,610,667
Total distributable earnings (loss)	(388,469)

Total Net Assets	$3,222,198

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):	373,818
Net Asset Value, offering and redemption price per share (a):	$8.62
Cost of investments in non-affiliates	$3,294,094

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	259

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (Unaudited)

(Amounts in thousands)

Six Circles Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$11,164

Total investment income	11,164

EXPENSES:
Investment advisory fees	709
Administration fees	31
Custodian and accounting fees	73
Professional fees	36
Trustees’ fees	14
Printing and mailing costs	43
Registration and filing fees	12
Transfer agency fees	14
Interest expense	9
Other	6

Total expenses	947

Less advisory fees waived	(381)

Net expenses	566

Net investment income (loss)	10,598

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(165)
Futures contracts	(823)
Foreign currency transactions	(268)
Forward foreign currency exchange contracts	(1,494)
Swaps	146

Net realized gain (loss)	(2,604)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	3,246
Futures contracts	434
Foreign currency translations	(2)
Forward foreign currency exchange contracts	2,470
Swaps	(241)

Change in net unrealized appreciation (depreciation)	5,907

Net realized/unrealized gains (losses)	3,303

Change in net assets resulting from operations	$13,901

SEE NOTES TO FINANCIAL STATEMENTS.

260	SIX CIRCLES TRUST	JUNE 30, 2023

	Six Circles Tax Aware Ultra Short Duration Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$9,544
Other Income	(—	)(a)

Total investment income	9,544

EXPENSES:
Investment advisory fees	815
Administration fees	31
Custodian and accounting fees	51
Professional fees	35
Trustees’ fees	15
Printing and mailing costs	8
Registration and filing fees	15
Transfer agency fees	14
Interest expense	9
Other	5

Total expenses	998

Less advisory fees waived	(506)

Net expenses	492

Net investment income (loss)	9,052

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(665)
Futures contracts	(819)
Foreign currency transactions	(36)
Forward foreign currency exchange contracts	(278)
Swaps	153

Net realized gain (loss)	(1,645)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,513
Futures contracts	29
Foreign currency translations	(1)
Forward foreign currency exchange contracts	446
Swaps	(228)

Change in net unrealized appreciation (depreciation)	1,759

Net realized/unrealized gains (losses)	114

Change in net assets resulting from operations	$9,166

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	261

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (Unaudited) (continued)

(Amounts in thousands)

Six Circles U.S. Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$3,684
Dividend income from non-affiliates	109,404
Foreign taxes withheld	(26)

Total investment income	113,062

EXPENSES:
Investment advisory fees	19,941
Administration fees	193
Custodian and accounting fees	224
Professional fees	156
Trustees’ fees	212
Printing and mailing costs	126
Registration and filing fees	91
Transfer agency fees	17
Interest expense	150
Other	182

Total expenses	21,292

Less advisory fees waived	(16,886)

Net expenses	4,406

Net investment income (loss)	108,656

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	339,278
Futures contracts	(1,688)

Net realized gain (loss)	337,590

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	2,387,979
Futures contracts	7,617

Change in net unrealized appreciation (depreciation)	2,395,596

Net realized/unrealized gains (losses)	2,733,186

Change in net assets resulting from operations	$2,841,842

SEE NOTES TO FINANCIAL STATEMENTS.

262	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles International Unconstrained Equity Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,163
Dividend income from non-affiliates	303,773
Foreign taxes withheld	(35,820)
Other Income	29

Total investment income	269,145

EXPENSES:
Investment advisory fees	15,686
Administration fees	186
Custodian and accounting fees	837
Professional fees	148
Trustees’ fees	167
Printing and mailing costs	111
Registration and filing fees	71
Transfer agency fees	16
Interest expense	44
Other	251

Total expenses	17,517

Less advisory fees waived	(12,667)

Net expenses	4,850

Net investment income (loss)	264,295

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	161,478
Futures contracts	7,188
Foreign currency transactions	1,739
Forward foreign currency exchange contracts	317

Net realized gain (loss)	170,722

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,139,967 (a)
Futures contracts	2,208
Foreign currency translations	1,419

Change in net unrealized appreciation (depreciation)	1,143,594

Net realized/unrealized gains (losses)	1,314,316

Change in net assets resulting from operations	$1,578,611

(a)	Net of change in foreign capital gains tax of approximately $485.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	263

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Global Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$143,774
Foreign taxes withheld	(80)
Other Income	16

Total investment income	143,710

EXPENSES:
Investment advisory fees	11,185
Administration fees	205
Custodian and accounting fees	1,397
Professional fees	96
Trustees’ fees	119
Printing and mailing costs	84
Registration and filing fees	114
Transfer agency fees	16
Interest expense	2,263
Other	73

Total expenses	15,552

Less advisory fees waived	(8,052)

Net expenses	7,500

Net investment income (loss)	136,210

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(120,220)
Options purchased	(27)
Options written	2,279
Futures contracts	(664)
Foreign currency transactions	18,152
Forward foreign currency exchange contracts	(91,298)
Securities sold short	1,833
Swaps	2,860

Net realized gain (loss)	(187,085)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	214,960
Options purchased	(8)
Options written	506
Futures contracts	1,559
Foreign currency translations	(2,647)
Forward foreign currency exchange contracts	62,633
Securities sold short	(244)
Swaps	(3,782)

Change in net unrealized appreciation (depreciation)	272,977

Net realized/unrealized gains (losses)	85,892

Change in net assets resulting from operations	$222,102

SEE NOTES TO FINANCIAL STATEMENTS.

264	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Tax Aware Bond Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$84,247

Total investment income	84,247

EXPENSES:
Investment advisory fees	7,629
Administration fees	177
Custodian and accounting fees	358
Professional fees	76
Trustees’ fees	78
Printing and mailing costs	37
Registration and filing fees	41
Transfer agency fees	16
Interest expense	— (a)
Other	22

Total expenses	8,434

Less advisory fees waived	(4,303)

Net expenses	4,131

Net investment income (loss)	80,116

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(14,727)
Futures contracts	(514)

Net realized gain (loss)	(15,241)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	97,658
Futures contracts	(1,005)

Change in net unrealized appreciation (depreciation)	96,653

Net realized/unrealized gains (losses)	81,412

Change in net assets resulting from operations	$161,528

(a)	Amount rounds to less than $500.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	265

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2023 (Unaudited) (continued)

(Amounts in thousands)

Six Circles Credit Opportunities Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$148,776
Foreign taxes withheld	(14)
Other Income	4

Total investment income	148,766

EXPENSES:
Investment advisory fees	13,280
Administration fees	178
Custodian and accounting fees	333
Professional fees	126
Trustees’ fees	69
Printing and mailing costs	100
Registration and filing fees	156
Transfer agency fees	15
Interest expense	2
Other	19

Total expenses	14,278

Less advisory fees waived	(8,942)

Net expenses	5,336

Net investment income (loss)	143,430

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(68,860)
Futures contracts	(1,959)
Foreign currency transactions	(244)
Forward foreign currency exchange contracts	(222)
Swaps	1,578

Net realized gain (loss)	(69,707)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	77,789
Futures contracts	(2,483)
Foreign currency translations	(15)
Forward foreign currency exchange contracts	197
Swaps	(4,774)
Unfunded commitments	57

Change in net unrealized appreciation (depreciation)	70,771

Net realized/unrealized gains (losses)	1,064

Change in net assets resulting from operations	$144,494

SEE NOTES TO FINANCIAL STATEMENTS.

266	SIX CIRCLES TRUST	JUNE 30, 2023

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Ultra Short Duration Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$10,598	$8,550
Net realized gain (loss)	(2,604)	527
Change in net unrealized appreciation (depreciation)	5,907	(9,738)

Change in net assets resulting from operations	13,901	(661)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(10,855)	(13,350)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	10,113	(38,990)

NET ASSETS:
Change in net assets	13,159	(53,001)
Beginning of period	567,422	620,423

End of period	$580,581	$567,422

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$40,952	$70,561
Distributions reinvested	10,853	13,348
Cost of shares redeemed	(41,692)	(122,899)

Total change in net assets resulting from capital transactions	$10,113	$(38,990)

SHARE TRANSACTIONS:
Issued	4,187	7,166
Reinvested	1,112	1,367
Redeemed	(4,264)	(12,514)

Change in Shares	1,035	(3,981)

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	267

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Ultra Short Duration Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,052	$6,466
Net realized gain (loss)	(1,645)	(1,006)
Change in net unrealized appreciation (depreciation)	1,759	(7,942)

Change in net assets resulting from operations	9,166	(2,482)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(9,075)	(9,164)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	127,898	(67,131)

NET ASSETS:
Change in net assets	127,989	(78,777)
Beginning of period	564,290	643,067

End of period	$692,279	$564,290

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$172,735	$71,441
Distributions reinvested	9,069	9,157
Cost of shares redeemed	(53,906)	(147,729)

Total change in net assets resulting from capital transactions	$127,898	$(67,131)

SHARE TRANSACTIONS:
Issued	17,627	7,231
Reinvested	926	934
Redeemed	(5,501)	(14,993)

Change in Shares	13,052	(6,828)

SEE NOTES TO FINANCIAL STATEMENTS.

268	SIX CIRCLES TRUST	JUNE 30, 2023

	Six Circles U.S. Unconstrained Equity Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$108,656	$201,435
Net realized gain (loss)	337,590	(702,559)
Change in net unrealized appreciation (depreciation)	2,395,596	(3,550,492)

Change in net assets resulting from operations	2,841,842	(4,051,616)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(386,090)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	2,532,271	790,459

NET ASSETS:
Change in net assets	5,374,113	(3,647,247)
Beginning of period	14,690,706	18,337,953

End of period	$20,064,819	$14,690,706

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$3,667,273	$3,894,429
Distributions reinvested	—	385,573
Cost of shares redeemed	(1,135,002)	(3,489,543)

Total change in net assets resulting from capital transactions	$2,532,271	$790,459

SHARE TRANSACTIONS:
Issued	280,711	298,755
Reinvested	—	33,012
Redeemed	(91,641)	(278,426)

Change in Shares	189,070	53,341

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	269

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles International Unconstrained Equity Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$264,295	$353,118
Net realized gain (loss)	170,722	(1,287,545)
Change in net unrealized appreciation (depreciation)	1,143,594	(1,221,477)

Change in net assets resulting from operations	1,578,611	(2,155,904)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(353,505)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	231,888	(338,528)

NET ASSETS:
Change in net assets	1,810,499	(2,847,937)
Beginning of period	11,380,626	14,228,563

End of period	$13,191,125	$11,380,626

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,188,965	$4,195,948
Distributions reinvested	—	353,267
Cost of shares redeemed	(957,077)	(4,887,743)

Total change in net assets resulting from capital transactions	$231,888	$(338,528)

SHARE TRANSACTIONS:
Issued	116,178	441,008
Reinvested	—	37,782
Redeemed	(93,604)	(536,770)

Change in Shares	22,574	(57,980)

SEE NOTES TO FINANCIAL STATEMENTS.

270	SIX CIRCLES TRUST	JUNE 30, 2023

	Six Circles Global Bond Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$136,210	$117,891
Net realized gain (loss)	(187,085)	(134,761)
Change in net unrealized appreciation (depreciation)	272,977	(672,402)

Change in net assets resulting from operations	222,102	(689,272)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(137,769)	(806,124)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	1,724,914	1,601,228

NET ASSETS:
Change in net assets	1,809,247	105,832
Beginning of period	7,909,895	7,804,063

End of period	$9,719,142	$7,909,895

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$2,399,751	$2,881,333
Distributions reinvested	137,762	806,107
Cost of shares redeemed	(812,599)	(2,086,212)

Total change in net assets resulting from capital transactions	$1,724,914	$1,601,228

SHARE TRANSACTIONS:
Issued	292,777	317,366
Reinvested	16,817	97,980
Redeemed	(98,663)	(229,254)

Change in Shares	210,931	186,092

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	271

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	Six Circles Tax Aware Bond Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$80,116	$95,716
Net realized gain (loss)	(15,241)	(120,364)
Change in net unrealized appreciation (depreciation)	96,653	(446,688)

Change in net assets resulting from operations	161,528	(471,336)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(80,089)	(94,996)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	360,542	34,591

NET ASSETS:
Change in net assets	441,981	(531,741)
Beginning of period	5,860,578	6,392,319

End of period	$6,302,559	$5,860,578

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$787,452	$4,678,962
Distributions reinvested	80,077	94,959
Cost of shares redeemed	(506,987)	(4,739,330)

Total change in net assets resulting from capital transactions	$360,542	$34,591

SHARE TRANSACTIONS:
Issued	81,342	490,645
Reinvested	8,299	9,891
Redeemed	(52,446)	(496,232)

Change in Shares	37,195	4,304

SEE NOTES TO FINANCIAL STATEMENTS.

272	SIX CIRCLES TRUST	JUNE 30, 2023

	Six Circles Credit Opportunities Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$143,430	$204,715
Net realized gain (loss)	(69,707)	(175,023)
Change in net unrealized appreciation (depreciation)	70,771	(215,704)

Change in net assets resulting from operations	144,494	(186,012)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(145,854)	(204,554)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	(1,238,276)	1,272,971

NET ASSETS:
Change in net assets	(1,239,636)	882,405
Beginning of period	4,461,834	3,579,429

End of period	$3,222,198	$4,461,834

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$259,361	$3,514,852
Distributions reinvested	145,800	204,464
Cost of shares redeemed	(1,643,437)	(2,446,345)

Total change in net assets resulting from capital transactions	$(1,238,276)	$1,272,971

SHARE TRANSACTIONS:
Issued	29,525	397,218
Reinvested	16,708	23,086
Redeemed	(185,680)	(255,391)

Change in Shares	(139,447)	164,913

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	273

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Ultra Short Duration Fund
Six Months Ended June 30, 2023 (Unaudited)	$9.73	$0.18	$0.06	$0.24	$(0.19)	$—	$(0.19)
Year Ended December 31, 2022	9.95	0.14	(0.13)	0.01	(0.23)	—	(0.23)
Year Ended December 31, 2021	10.03	0.07	(0.06)	0.01	(0.09)	—	(0.09)
Year Ended December 31, 2020	9.99	0.15	0.05	0.20	(0.16)	—	(0.16)
Year Ended December 31, 2019	9.98	0.26	0.02	0.28	(0.27)	—	(0.27)
Period Ended December 31, 2018*	10.00	0.11	(0.04)	0.07	(0.09)	—	(0.09)

*	Six Circles Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

274	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.78	2.44%	$580,581	0.20	%(e)	0.20%	3.74%	0.33%	34.47%
9.73	0.06	567,422	0.19		0.19	1.43	0.32	33.24
9.95	0.15	620,423	0.18	(e)	0.18	0.69	0.31	66.58
10.03	2.05	516,528	0.17	(e)	0.17	1.47	0.31	121.23
9.99	2.84	1,200,167	0.25		0.20	2.56	0.41	61.40
9.98	0.74	1,082,850	0.23	(e)	0.23	2.46	0.63	24.56

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	275

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Tax Aware Ultra Short Duration Fund
Six Months Ended June 30, 2023 (Unaudited)	$9.78	$0.14	$(0.01	)(f)	$0.13	$(0.13)	$—	$(0.13)
Year Ended December 31, 2022	9.97	0.10	(0.14)		(0.04)	(0.15)	—	(0.15)
Year Ended December 31, 2021	10.02	0.06	(0.05)		0.01	(0.06)	—	(0.06)
Year Ended December 31, 2020	9.98	0.12	0.06		0.18	(0.14)	—	(0.14)
Year Ended December 31, 2019	9.98	0.19	0.01		0.20	(0.20)	—	(0.20)
Period Ended December 31, 2018*	10.00	0.08	(0.03)		0.05	(0.07)	—	(0.07)

*	Six Circles Tax Aware Ultra Short Duration Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

276	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.78	1.37%	$692,279	0.15	%(e)	0.15%	2.78%	0.30%	21.48%
9.78	(0.36)	564,290	0.15	(e)	0.15	1.06	0.31	58.13
9.97	0.08	643,067	0.15	(e)	0.15	0.63	0.30	49.05
10.02	1.81	568,826	0.14	(e)	0.14	1.22	0.30	89.21
9.98	1.98	1,355,740	0.21		0.17	1.85	0.37	49.82
9.98	0.48	1,098,004	0.22	(e)	0.22	1.90	0.64	33.02

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	277

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles U.S. Unconstrained Equity Fund
Six Months Ended June 30, 2023 (Unaudited)	$11.52	$0.08	$2.10	$2.18	$—	$—	$—
Year Ended December 31, 2022	15.01	0.16	(3.34)	(3.18)	(0.16)	(0.15)	(0.31)
Year Ended December 31, 2021	13.44	0.20	3.84	4.04	(0.19)	(2.28)	(2.47)
Year Ended December 31, 2020	11.12	0.20	2.87	3.07	(0.21)	(0.54)	(0.75)
Year Ended December 31, 2019	9.05	0.21	2.05	2.26	(0.19)	— (f)	(0.19)
Period Ended December 31, 2018*	10.00	0.10	(1.01)	(0.91)	(0.04)	— (f)	(0.04)

*	Six Circles U.S. Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

278	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$13.70	18.92%	$20,064,819	0.05%	1.36%	0.27%	46.94%
11.52	(21.22)	14,690,706	0.06	1.26	0.27	48.77
15.0	30.48	18,337,953	0.05	1.26	0.26	70.88
13.44	27.64	13,064,418	0.06	1.71	0.27	71.32
11.12	24.94	11,237,068	0.08	2.05	0.29	58.71
9.05	(9.13)	4,979,458	0.14	2.27	0.42	15.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	279

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles International Unconstrained Equity Fund
Six Months Ended June 30, 2023 (Unaudited)	$9.30	$0.21		$1.07	$1.28	$—	$—	$—
Year Ended December 31, 2022	11.10	0.28		(1.79)	(1.51)	(0.29)	—	(0.29)
Year Ended December 31, 2021	9.98	0.28	(f)	1.11	1.39	(0.27)	—	(0.27)
Year Ended December 31, 2020	9.59	0.22		0.37	0.59	(0.16)	(0.04)	(0.20)
Year Ended December 31, 2019	8.30	0.31		1.26	1.57	(0.28)	—	(0.28)
Period Ended December 31, 2018*	10.00	0.07		(1.75)	(1.68)	(0.02)	—	(0.02)

*	Six Circles International Unconstrained Equity Fund was launched on July 9, 2018.
(a)	Annualized except for certain expenses for periods less than one year, unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.152% of average net assets for the year ended December 31, 2021.
(g)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2020.
(i)	Includes interest expense, which was 0.006% for the period ended December 31, 2018.

SEE NOTES TO FINANCIAL STATEMENTS.

280	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$10.58	13.76%	$13,191,125	0.08%		4.21%		0.28%	50.65%
9.30	(13.60)	11,380,626	0.08		2.95		0.28	69.15
11.1	14.04	14,228,563	0.10	(g)	2.61	(f)	0.30	61.71
9.98	6.17	8,621,638	0.10	(h)	2.52		0.30	104.24
9.59	18.90	5,355,585	0.13		3.35		0.33	135.39
8.30	(16.83)	2,504,508	0.21	(i)	1.84		0.55	76.24

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	281

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Global Bond Fund
Six Months Ended June 30, 2023 (Unaudited)	$8.10	$0.12	$0.08	$0.20	$(0.12)	$—		$(0.12)
Year Ended December 31, 2022	9.87	0.15	(1.02)	(0.87)	(0.90)	—		(0.90)
Year Ended December 31, 2021	10.20	0.09	(0.17)	(0.08)	(0.25)	—	(h)	(0.25)
Period Ended December 31, 2020*	10.00	0.05	0.22	0.27	(0.07)	—		(0.07)

*	Six Circles Global Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.025% for the six months ended June 30, 2023.
(g)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(h)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

282	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)		Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.18	2.53%	$9,719,142	0.14	%(f)	3.07%	0.32%	83.10%
8.10	(8.84)	7,909,895	0.12	(g)	1.60	0.31	227.27
9.8	(0.74)	7,804,063	0.11		0.86	0.30	308.56
10.20	2.67	6,619,708	0.16		0.74	0.36	198.77

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	283

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain		Total distributions

Six Circles Tax Aware Bond Fund
Six Months Ended June 30, 2023 (Unaudited)	$9.52	$0.13	$0.13	$0.26	$(0.13)	$—		$(0.13)
Year Ended December 31, 2022	10.46	0.17	(0.94)	(0.77)	(0.17)	—		(0.17)
Year Ended December 31, 2021	10.45	0.11	0.01	0.12	(0.11)	—	(f)	(0.11)
Period Ended December 31, 2020*	10.00	0.05	0.45	0.50	(0.05)	—		(0.05)

*	Six Circles Tax Aware Bond Fund was launched on May 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Amount rounds to less than $0.005.

SEE NOTES TO FINANCIAL STATEMENTS.

284	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$9.65	2.69%	$6,302,559	0.14%	2.63%	0.28%	6.77%
9.52	(7.41)	5,860,578	0.14	1.71	0.28	49.51
10.4	1.15	6,392,319	0.13	1.04	0.28	13.54
10.45	5.03	5,029,650	0.18	0.85	0.35	35.13

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	285

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions		Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Credit Opportunities Fund
Six Months Ended June 30, 2023 (Unaudited)	$8.69	$0.35	$(0.05	)(f)	$0.30	$(0.37)	$—	$(0.37)
Year Ended December 31, 2022	10.28	0.58	(1.61)		(1.03)	(0.56)	—	(0.56)
Year Ended December 31, 2021	10.29	0.34	0.01	(f)	0.35	(0.35)	(0.01)	(0.36)
Period Ended December 31, 2020*	10.00	0.13	0.28		0.41	(0.12)	—	(0.12)

*	Six Circles Credit Opportunities Fund was launched on August 19, 2020.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)

Calculation of the net realized and unrealized gains (losses) per share do not correlate with the Fund’s net realized and unrealized gains (losses) presented on the Statements of Operations due to the timing of capital transactions in relation to the fluctuating market values of the Fund’s investments.

SEE NOTES TO FINANCIAL STATEMENTS.

286	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$8.62	3.52%	$3,222,198	0.30%	8.10%	0.81%	25.30%
8.69	(10.02)	4,461,834	0.29	6.45	0.80	123.84
10.2	3.42	3,579,429	0.25	3.26	0.81	51.33
10.29	4.11	1,076,525	0.44	3.40	1.11	11.35

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	287

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are seven separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. Each Fund currently offers one class of shares.

Fund	Commencement of Operations	Diversification Status
Six Circles Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles Tax Aware Ultra Short Duration Fund	July 9, 2018	Diversified
Six Circles U.S. Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles International Unconstrained Equity Fund	July 9, 2018	Non-Diversified
Six Circles Global Bond Fund	May 19, 2020	Non-Diversified
Six Circles Tax Aware Bond Fund	May 19, 2020	Diversified
Six Circles Credit Opportunities Fund	August 19, 2020	Non-Diversified*

*	Effective August 19, 2023, the Six Circles Credit Opportunities Fund changed from Non-Diversified to Diversified.

The investment objective of each of the Six Circles Ultra Short Duration Fund and the Six Circles Tax Aware Ultra Short Duration Fund is to generate current income consistent with capital preservation.

The investment objective of each of the Six Circles U.S. Unconstrained Equity Fund and the Six Circles International Unconstrained Equity Fund is to provide capital appreciation.

The investment objective of the Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund is to provide total return.

The investment objective of the Six Circles Tax Aware Bond Fund is to provide after-tax total return.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged certain Sub-Advisers to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

288	SIX CIRCLES TRUST	JUNE 30, 2023

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts and options are generally valued on the basis of available market quotations. Swaps, forward foreign currency exchange contracts and over the counter options are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 —Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 —Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$108,099	$—	$108,099
Certificate of Deposit
Financial	—	1,300	—	1,300
Collateralized Mortgage Obligations	—	20,032	—	20,032
Commercial Mortgage-Backed Securities	—	22,991	—	22,991
Corporate Bonds
Basic Materials	—	1,504	—	1,504
Communications	—	21,747	—	21,747
Consumer Cyclical	—	32,534	—	32,534
Consumer Non-cyclical	—	50,105	—	50,105
Energy	—	12,451	—	12,451
Financial	—	96,983	—	96,983
Industrial	—	34,087	—	34,087

JUNE 30, 2023	SIX CIRCLES TRUST	289

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles Ultra Short Duration Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Technology	$—	$28,983	$—	$28,983
Utilities	—	15,093	—	15,093

Total Corporate Bonds	—	293,487	—	293,487

Foreign Government Securities	—	4,063	—	4,063
Municipal Bonds	—	2,522	—	2,522
U.S. Government Agency Securities	—	42,976	—	42,976
U.S. Treasury Obligations	—	10,217	—	10,217
Short-Term Investments
Banker’s Acceptance Bill	—	2,926	—	2,926
Certificates of Deposit	—	7,992	—	7,992
Commercial Papers	—	23,744	—	23,744
Corporate Bond	—	1,375	—	1,375
Foreign Government Securities	—	20,902	—	20,902
Repurchase Agreement	—	3,500	—	3,500
Time Deposits	—	9,828	—	9,828
U.S. Treasury Obligation	—	14	—	14

Total Short-Term Investments	—	70,281	—	70,281

Total Investments in Securities	$—	$575,968	$—	$575,968

Appreciation in Other Financial Instruments
Futures contracts	$702	$—	$—	$702
Forward Foreign Currency Exchange contracts	—	1,197	—	1,197

Total Appreciation in Other Financial Instruments	$702	$1,197	$—	$1,899

Depreciation in Other Financial Instruments
Futures contracts	$(211)	$—	$—	$(211)
Forward Foreign Currency Exchange contracts	—	(245)	—	(245)
Centrally Cleared Credit Default Swap contract	—	(70)	—	(70)

Total Depreciation in Other Financial Instruments	$(211)	$(315)	$—	$(526)

Six Circles Tax Aware Ultra Short Duration Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$41,468	$—	$41,468
Collateralized Mortgage Obligations	—	17,169	—	17,169
Commercial Mortgage-Backed Securities	—	8,921	—	8,921
Corporate Bonds
Communications	—	5,381	—	5,381
Consumer Cyclical	—	3,659	—	3,659
Consumer Non-cyclical	—	11,208	—	11,208
Energy	—	2,495	—	2,495
Financial	—	40,901	—	40,901
Industrial	—	5,851	—	5,851
Technology	—	3,333	—	3,333
Utilities	—	7,631	—	7,631

Total Corporate Bonds	—	80,459	—	80,459

Foreign Government Securities	—	4,327	—	4,327
Municipal Bonds	—	474,638	—	474,638
U.S. Government Agency Securities	—	22,798	—	22,798

290	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Tax Aware Ultra Short Duration Fund (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Banker’s Acceptance Bill	$—	$3,676	$—	$3,676
Commercial Papers	—	20,837	—	20,837
Corporate Bond	—	1,669	—	1,669
Municipal Bond	—	5,083	—	5,083
Repurchase Agreement	—	3,100	—	3,100
Time Deposits	—	9,861	—	9,861
U.S. Treasury Obligation	—	212	—	212

Total Short-Term Investments	—	44,438	—	44,438

Total Investments in Securities	$—	$694,218	$—	$694,218

Appreciation in Other Financial Instruments
Futures contracts	$366	$—	$—	$366
Forward Foreign Currency Exchange contracts	—	176	—	176

Total Appreciation in Other Financial Instruments	$366	$176	$—	$542

Depreciation in Other Financial Instruments
Futures contracts	$(281)	$—	$—	$(281)
Forward Foreign Currency Exchange contracts	—	(180)	—	(180)
Centrally Cleared Credit Default Swap contract	—	(73)	—	(73)

Total Depreciation in Other Financial Instruments	$(281)	$(253)	$—	$(534)

Six Circles U.S. Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$132,371	$—	$—	$132,371
Communications	3,421,001	—	—	3,421,001
Consumer Cyclical	618,702	—	—	618,702
Consumer Non-cyclical	4,549,341	—	—	4,549,341
Energy	501,119	—	—	501,119
Financial	3,520,919	—	—	3,520,919
Industrial	1,434,460	—	—	1,434,460
Technology	5,431,771	—	—	5,431,771
Utilities	163,769	—	—	163,769

Total Common Stocks	19,773,453	—	—	19,773,453

Short-Term Investments
Time Deposits	—	511,400	—	511,400

Total Investments in Securities	$19,773,453	$511,400	$—	$20,284,853

Appreciation in Other Financial Instruments
Futures contracts	$5,319	$—	$—	$5,319

Depreciation in Other Financial Instruments
Future contract	$(70)	$—	$—	$(70)

JUNE 30, 2023	SIX CIRCLES TRUST	291

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles International Unconstrained Equity Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$34,320	$—	$34,320
Belgium	—	211,108	—	211,108
Chile	—	3,785	—	3,785
China	—	1,806	—	1,806
Denmark	—	443,930	—	443,930
Finland	—	128,998	—	128,998
France	—	2,070,353	—	2,070,353
Germany	—	1,623,325	—	1,623,325
Hong Kong	—	48,707	—	48,707
Ireland	9,517	108,758	—	118,275
Italy	—	372,865	—	372,865
Japan	455	477,432	—	477,887
Jordan	—	4,142	—	4,142
Luxembourg	—	11,251	—	11,251
Netherlands	17,675	1,212,128	—	1,229,803
Norway	—	108,767	—	108,767
Portugal	—	28,536	—	28,536
South Korea	—	148,910	—	148,910
Spain	—	340,701	—	340,701
Sweden	—	378,793	—	378,793
Switzerland	7,314	2,304,181	—	2,311,495
Taiwan	—	248,114	—	248,114
United Arab Emirates	—	—	—	—
United Kingdom	40,305	2,537,414	—	2,577,719
United States	—	1,179	—	1,179

Total Common Stocks	75,266	12,849,503	—	12,924,769

Preferred Stocks
Germany	—	30,325	—	30,325
South Korea	—	20,883	—	20,883

Total Preferred Stocks	—	51,208	—	51,208

Short-Term Investments
Time Deposits	—	108,989	—	108,989

Total Investments in Securities	$75,266	$13,009,700	$—	$13,084,966

Appreciation in Other Financial Instruments
Futures contracts	$1,274	$—	$—	$1,274

Depreciation in Other Financial Instruments
Futures contracts	$(65)	$—	$—	$(65)

292	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Global Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$66,897	$—	$66,897
Collateralized Mortgage Obligations	—	211,225	—	211,225
Commercial Mortgage-Backed Securities	—	44,429	—	44,429
Corporate Bonds
Basic Materials	—	111,112	—	111,112
Communications	—	231,705	—	231,705
Consumer Cyclical	—	241,373	—	241,373
Consumer Non-cyclical	—	566,118	—	566,118
Energy	—	156,376	—	156,376
Financial	—	1,744,121	—	1,744,121
Government	—	335,555	—	335,555
Industrial	—	253,857	—	253,857
Technology	—	96,660	—	96,660
Utilities	—	346,431	—	346,431

Total Corporate Bonds	—	4,083,308	—	4,083,308

Foreign Government Securities	—	3,085,294	—	3,085,294
Mortgage-Backed Securities	—	1,406,115	509	1,406,624
Municipal Bonds	—	7,197	—	7,197
U.S. Government Agency Securities	—	11,972	—	11,972
U.S. Treasury Obligations	—	1,089,275	—	1,089,275
Short-Term Investments
Repurchase Agreements	—	47,700	—	47,700
Time Deposits	—	328,657	—	328,657
U.S. Treasury Obligations	—	8,049	—	8,049

Total Short-Term Investments	—	384,406	—	384,406

Total Investments in Securities	$—	$10,390,118	$509	$10,390,627

Liabilities
Debt Securities
Mortgage-Backed Securities	$—	$176,075	$—	$176,075
Reverse Repurchase Agreements	—	118,631	—	118,631

Total Liabilities	$—	$294,706	$—	$294,706

Appreciation in Other Financial Instruments
Futures contracts	$2,453	$—	$—	$2,453
Forward Foreign Currency Exchange contracts	—	41,026	—	41,026
Centrally Cleared Interest Rate Swap contracts	—	1,701	—	1,701

Total Appreciation in Other Financial Instruments	$2,453	$42,727	$—	$45,180

Depreciation in Other Financial Instruments
Futures contracts	$(1,662)	$—	$—	$(1,662)
Forward Foreign Currency Exchange contracts	—	(118,400)	—	(118,400)
OTC Interest Rate Swap contract	—	(96)	—	(96)
Centrally Cleared Interest Rate Swap contracts	—	(9,296)	—	(9,296)
Written Option contracts
Written Call Option contracts	—	(52)	—	(52)
Written Put Option contracts	—	(166)	—	(166)

Total Written Option contracts	—	(218)	—	(218)

Total Depreciation in Other Financial Instruments	$(1,662)	$(128,010)	$—	$(129,672)

JUNE 30, 2023	SIX CIRCLES TRUST	293

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles Tax Aware Bond Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bond
Consumer Non-cyclical	$—	$452	$—	$452
Municipal Bonds	—	6,124,846	—	6,124,846
Short-Term Investment
Municipal Bond	—	955	—	955
Time Deposits	—	137,507	—	137,507

Total Short-Term Investments	—	138,462	—	138,462

Total Investments in Securities	$—	$6,263,760	$—	$6,263,760

Appreciation in Other Financial Instruments
Future contract	$90	$—	$—	$90

Depreciation in Other Financial Instruments
Futures contracts	$(949)	$—	$—	$(949)

Six Circles Credit Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$114,725	$—		$114,725
Certificate of Deposit
Financial	—	250	—		250
Collateralized Mortgage Obligations	—	4,770	—		4,770
Commercial Mortgage-Backed Securities	—	11,301	—		11,301
Convertible Bonds
Communications	—	7,814	—		7,814
Consumer Cyclical	—	2,900	—		2,900
Consumer Non-cyclical	—	4,238	—		4,238
Industrial	—	174	—		174

Total Convertible Bonds	—	15,126	—		15,126

Corporate Bonds
Basic Materials	—	136,723	—		136,723
Communications	—	290,663	—	(a)	290,663
Consumer Cyclical	—	559,424	—		559,424
Consumer Non-cyclical	—	333,318	—		333,318
Diversified	—	3,146	—		3,146
Energy	—	347,017	—		347,017
Financial	—	433,028	—		433,028
Industrial	—	334,869	—		334,869
Technology	—	121,964	—		121,964
Utilities	—	117,128	—		117,128

Total Corporate Bonds	—	2,677,280	—	(a)	2,677,280

Foreign Government Securities	—	54,700	—		54,700
U.S. Treasury Obligations	—	53,000	—		53,000
Common Stock
Communications	—	—	1,844		1,844
Preferred Stock
Consumer Cyclical	—	—	6,467		6,467
Loan Assignments
Basic Materials	—	4,721	—		4,721
Communications	—	32,003	—		32,003

294	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Credit Opportunities Fund (Continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Consumer Cyclical	$—	$14,226	$—	$14,226
Consumer Non-cyclical	—	13,170	—	13,170
Energy	—	2,046	—	2,046
Financial	—	8,678	—	8,678
Industrial	—	24,821	—	24,821
Technology	—	51,373	—	51,373
Utilities	—	567	—	567

Total Loan Assignments	—	151,605	—	151,605

Rights
Communications	—	—	104	104
Short-Term Investments
Commercial Papers	—	2,840	—	2,840
Corporate Bond	—	222	—	222
Time Deposits	—	26,122	—	26,122
U.S. Government Agency Security	—	30,555	—	30,555
U.S. Treasury Obligations	—	6,118	—	6,118

Total Short-Term Investments	—	65,857	—	65,857

Total Investments in Securities	$—	$3,148,614	$8,415	$3,157,029

Appreciation in Other Financial Instruments
Futures contracts	$222	$—	$—	$222
Forward Foreign Currency Exchange contracts	—	90	—	90
OTC Credit Default Swaps contracts	—	155	—	155
Centrally Cleared Credit Default Swap contract	—	867	—	867

Total Appreciation in Other Financial Instruments	$222	$1,112	$—	$1,334

Depreciation in Other Financial Instruments
Futures contracts	$(2,694)	$—	$—	$(2,694)
Forward Foreign Currency Exchange contracts	—	(58)	—	(58)
Centrally Cleared Interest Rate Swap contract	—	(1,325)	—	(1,325)
OTC Credit Default Swaps contracts	—	(34)	—	(34)
Centrally Cleared Credit Default Swap contract	—	(215)	—	(215)

Total Depreciation in Other Financial Instruments	$(2,694)	$(1,632)	$—	$(4,326)

(a)	Amount rounds to less than $500.

There were no significant transfers into or out of level 3 for the period ended June 30, 2023 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

C. When-Issued Securities, Delayed Delivery Securities and Forward Commitments — The Funds may purchase when-issued securities, including To Be Announced (“TBA”) securities, and enter into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchase delayed delivery securities which generally settle seven days after the trade date. When-issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when-issued, delayed delivery or forward commitment basis involves the risk that the value of the security to be purchased declines before the settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. The Funds may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when-issued, delayed delivery or forward commitment basis is not accrued until the settlement date.

JUNE 30, 2023	SIX CIRCLES TRUST	295

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

D. Loan Assignments — The Six Circles Credit Opportunities Fund invests in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental or other borrowers (a “Borrower”). A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent administers the terms of the loan, as specified in the loan agreement. When a Fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest. The Adviser or Sub-Advisers may have access to material non-public information regarding the Borrower.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 5.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. The unrealized appreciation/depreciation from unfunded commitments is reported on the Statements of Assets and Liabilities, if any. As of June 30, 2023 the Six Circles Credit Opportunities Fund had the following loan commitments outstanding in which all or a portion of the commitment was unfunded (amounts in thousands):

					Unfunded Commitment		Funded Commitment		Total Commitment
Security Description	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par	Value	Par	Value	Par	Value
athenahealth Group, Inc.	Initial Delayed Draw Term Loan	2/15/2029	3.50%	3.50%	797	$766	—	$—	797	$766

					797	$766	—	$—	797	$766

E. Derivatives — The Funds used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Notes E(1) — E(4) below describe the various derivatives used by the Funds.

(1) Options — The Six Circles Global Bond Fund purchased and sold (“wrote”) put and call options on securities to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller.

Options Purchased — Premiums paid by the Funds for options purchased are included on the Statements of Assets and Liabilities as Options purchased. The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation on options purchased on the Statements of Operations. If the option is allowed to expire, the Funds will lose the entire premium they paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

296	SIX CIRCLES TRUST	JUNE 30, 2023

Options Written — Premiums received by the Funds for options written are included on the Statements of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change in market value is recorded as Change in net unrealized appreciation/depreciation on options written on the Statements of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Funds record a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Funds are not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s option contracts are subject to master netting arrangements.

(2) Futures Contracts — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund used interest rate futures to manage interest rate risks associated with portfolio investments. The Six Circles U.S. Unconstrained Equity Fund and Six Circles International Unconstrained Equity Fund used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to interest rate and equity price risks. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3) Forward Foreign Currency Exchange Contracts — The Six Circles International Unconstrained Equity Fund, Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JUNE 30, 2023	SIX CIRCLES TRUST	297

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(4) Swaps — The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, and the Six Circles Credit Opportunities Fund engaged in various swap transactions, including interest swaps, to manage interest rate (e.g., duration, yield curve) risks within their respective portfolios. The Funds also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between a fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap contracts outstanding at period end, if any, are listed after each Fund’s SOI.

Upfront payments made and/or received are recorded as assets or liabilities, respectively on the Statements of Assets and Liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statements of Assets and Liabilities at the beginning of the measurement period.

Upon entering into a centrally cleared swap, the Funds are required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a variation margin receivable or payable on the Statements of Assets and Liabilities. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as Change in net unrealized appreciation/depreciation on the Statements of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house.

The Funds may be required to post or receive collateral in the form of cash or securities based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Funds is held in a segregated account at the Funds’ custodian bank. Collateral received by the Funds is held in escrow in segregated accounts maintained by Brown Brothers Harriman & Co.

The Funds’ swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Credit Opportunities Fund entered into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statements of Assets and Liabilities. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund entered into interest rate swap contracts to manage fund exposure to interest rates and/or to preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

298	SIX CIRCLES TRUST	JUNE 30, 2023

(5) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2023 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$702	$—	$—	$702
Foreign exchange contracts	Receivables	—	1,197	—	1,197

Total		$702	$1,197	$—	$1,899

Gross Liabilities:
Credit contracts	Payables, Net Assets — Unrealized Depreciation	$—	$—	$(174)	$(174)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(211)	—	—	(211)
Foreign exchange contracts	Payables	—	(245)	—	(245)

Total		$(211)	$(245)	$(174)	$(630)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Ultra Short Duration Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$366	$—	$—	$366
Foreign exchange contracts	Receivables	—	176	—	176

Total		$366	$176	$—	$542

Gross Liabilities:
Credit contracts	Payables, Net Assets — Unrealized Depreciation	$—	$—	$(180)	$(180)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(281)	—	—	(281)
Foreign exchange contracts	Payables	—	(180)	—	(180)

Total		$(281)	$(180)	$(180)	$(641)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

JUNE 30, 2023	SIX CIRCLES TRUST	299

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles U.S. Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$5,319

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(70)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles International Unconstrained Equity Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,274

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(65)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Global Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	OTC Options Written	Total
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$2,453	$—	$3,092	$—	$—	$5,545
Foreign exchange contracts	Receivables	—	41,026	—	—	—	41,026

Total		$2,453	$41,026	$3,092	$—	$—	$46,571

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(1,662)	$—	$(9,783)	$(96)	$(218)	$(11,759)
Foreign exchange contracts	Payables	—	(118,400)	—	—	—	(118,400)

Total		$(1,662)	$(118,400)	$(9,783)	$(96)	$(218)	$(130,159)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Tax Aware Bond Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	$90

Gross Liabilities:
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	$(949)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

300	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Credit Opportunities Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)	Forward Foreign Currency Exchange Contracts	Centrally Cleared Swaps (b)	OTC Swaps	Total
Credit contracts	Receivables	$—	$—	$824	$45	$869
Interest rate contracts	Receivables, Net Assets — Unrealized Appreciation	222	—	—	—	222
Foreign exchange contracts	Receivables	—	90	—	—	90

Total		$222	$90	$824	$45	$1,181

Gross Liabilities:
Credit contracts	Payables	$—	$—	$(1,228)	$(238)	$(1,466)
Interest rate contracts	Payables, Net Assets — Unrealized Depreciation	(2,694)	—	(4,690)	—	(7,384)
Foreign exchange contracts	Payables	—	(58)	—	—	(58)

Total		$(2,694)	$(58)	$(5,918)	$(238)	$(8,908)

(a)

This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

(b)

This amount represents the value of centrally cleared swaps as reported on the SOIs. The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the Funds’ gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of June 30, 2023 (amounts in thousands):

Six Circles Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$140		$(84)		$(56)	$—
BNP Paribas	93		(—	)(b)	—	93
Citibank, NA	—	(b)	(—	)(b)	—	—
Morgan Stanley & Co.	32		(32)		—	—
Nomura International plc	459		—		—	459
UBS AG LONDON	473		—		—	473

	$1,197		$(116)		$(56)	$1,025

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset		Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$84		$(84)		$—	$—
Barclays Bank plc	1		—		—	1
BNP Paribas	—	(b)	(—	)(b)	—	—
Citibank, NA	18		(—	)(b)	—	18
Deutsche Bank AG	62		—		—	62
Morgan Stanley & Co.	80		(32)		(14)	34

	$245		$(116)		$(14)	$115

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

JUNE 30, 2023	SIX CIRCLES TRUST	301

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles Tax Aware Ultra Short Duration Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$145	$(9)	$(136)	$—
Morgan Stanley & Co.	31	(31)	—	—

	$176	$(40)	$(136)	$—

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$9	$(9)	$—	$—
Barclays Bank plc	1	—	—	1
Deutsche Bank AG	74	—	—	74
Morgan Stanley & Co.	96	(31)	—	65

	$180	$(40)	$—	$140

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.

Six Circles Global Bond Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$3,367	$(3,367)	$—	$—
Barclays Bank plc	38	(38)	—	—
BNP Paribas	227	(227)	—	—
Brown Brothers Harriman & Co.	24,699	(118)	—	24,581
Citibank, NA	5,272	(5,272)	—	—
Deutsche Bank AG	12	(1)	—	11
Goldman Sachs International	1,302	(1,302)	—	—
HSBC Bank plc	2,570	(283)	(2,287)	—
Morgan Stanley & Co.	3,339	(3,339)	—	—
Royal Bank of Canada	50	(50)	—	—
Toronto-Dominion Bank (The)	1	(1)	—	—
UBS AG London	134	(134)	—	—
Westpac Banking Corp.	15	(15)	—	—

	$41,026	$(14,147)	$(2,287)	$24,592

302	SIX CIRCLES TRUST	JUNE 30, 2023

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)		Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$8,618		$(3,367)	(60)	$5,191
Bank of New York Mellon	11,507		—	—	11,507
Barclays Bank plc	82		(38)	(44)	—
BNP Paribas	1,068		(227)	(841)	—
Brown Brothers Harriman & Co.	118		(118)	—	—
Citibank, NA	8,197		(5,272)	(2,333)	592
Citigroup Global Markets, Inc.	202		—	(202)	—
Deutsche Bank AG	1		(1)	—	—
Goldman Sachs International	3,372		(1,302)	(537)	1,533
HSBC Bank plc	283		(283)	—	—
Morgan Stanley & Co.	22,231		(3,339)	(1,117)	17,775
Royal Bank of Canada	56		(50)	—	6
Standard Chartered Bank	—	(b)	—	—	—	(b)
Toronto-Dominion Bank (The)	6		(1)	—	5
UBS AG London	62,735		(134)	—	62,601
Westpac Banking Corp.	238		(15)	—	223

	$118,714		$(14,147)	$(5,134)	$99,433

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

Six Circles Credit Opportunities Fund

	Gross Amount of Derivative Assets Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Received	Net Amount Due From Counterparty (Not less than zero)
Bank of America, NA	$19	$(19)	$—	$—
Barclays Bank plc	3	(1)	—	2
BNP Paribas	89	(4)	—	85
Citibank NA	113	—	—	113
Goldman Sachs International	5	(5)	—	—
HSBC Bank plc	1	(1)	—	—
Morgan Stanley	15	(15)	—	—

	$245	$(45)	$—	$200

	Gross Amount of Derivative Liabilities Subject to Netting Arrangements Presented on the Statements of Assets and Liabilities (a)	Derivatives Available for offset	Collateral Posted	Net Amount Due To Counterparty (Not less than zero)
Bank of America, NA	$40	$(19)	$(21)	$—
Barclays Bank plc	1	(1)	—	—
BNP Paribas	4	(4)	—	—
Goldman Sachs International	5	(5)	—	—	(b)
HSBC Bank plc	1	(1)	—	—	(b)
Morgan Stanley	36	(15)	—	21
UBS AG LONDON	5	—	—	5

	$92	$(45)	$(21)	$26

(a)	For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statements of Assets and Liabilities.
(b)	Amount rounds to less than $500.

JUNE 30, 2023	SIX CIRCLES TRUST	303

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2023, by primary underlying risk exposure (amounts in thousands):

Six Circles Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$92	$92
Interest rate contracts	(823)	—	54	(769)
Foreign exchange contracts	—	(1,494)	—	(1,494)

Total	$(823)	$(1,494)	$146	$(2,171)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(247)	$(247)
Interest rate contracts	434	—	6	440
Foreign exchange contracts	—	2,470	—	2,470

Total	$434	$2,470	$(241)	$2,663

Six Circles Tax Aware Ultra Short Duration Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$87	$87
Interest rate contracts	(819)	—	66	(753)
Foreign exchange contracts	—	(278)	—	(278)

Total	$(819)	$(278)	$153	$(944)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(253)	$(253)
Interest rate contracts	29	—	25	54
Foreign exchange contracts	—	446	—	446

Total	$29	$446	$(228)	$247

Six Circles U.S. Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$(1,688)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$7,617

304	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles International Unconstrained Equity Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$7,188	$—	$7,188
Foreign exchange contracts	—	317	317

Total	$7,188	$317	$7,505

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$2,208

Six Circles Global Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Total
Interest rate contracts	$(664)	$—	$2,860	$2,279	$(27)	$4,448
Foreign exchange contracts	—	(91,298)	—	—	—	(91,298)

Total	$(664)	$(91,298)	$2,860	$2,279	$(27)	$(86,850)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Options written	Options purchased	Total
Interest rate contracts	$1,559	$—	$(3,782)	$506	$(8)	$(1,725)
Foreign exchange contracts	—	62,633	—	—	—	62,633

Total	$1,559	$62,633	$(3,782)	$506	$(8)	$60,908

Six Circles Tax Aware Bond Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(514)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Interest rate contracts	$(1,005)

Six Circles Credit Opportunities Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(547)	$(547)
Interest rate contracts	(1,959)	—	2,125	166
Foreign exchange contracts	—	(222)	—	(222)

Total	$(1,959)	$(222)	$1,578	$(603)

JUNE 30, 2023	SIX CIRCLES TRUST	305

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles Credit Opportunities Fund (continued)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Swaps	Total
Credit contracts	$—	$—	$(2,639)	$(2,639)
Interest rate contracts	(2,483)	—	(2,135)	(4,618)
Foreign exchange contracts	—	197	—	197

Total	$(2,483)	$197	$(4,774)	$(7,060)

Derivatives Volume

The table below discloses the volume of the Funds’ options, futures contracts, forward foreign currency exchange contracts and swaps activity during the period ended June 30, 2023 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Ultra Short Duration Fund		Six Circles Tax Aware Ultra Short Duration Fund		Six Circles U.S. Unconstrained Equity Fund	Six Circles International Unconstrained Equity Fund	Six Circles Global Bond Fund	Six Circles Tax Aware Bond Fund	Six Circles Credit Opportunities Fund
Futures Contracts:
Average Notional Amount Long	$50,970		$58,911		$119,317	$101,640	$223,946	$79,926	$184,301
Average Notional Amount Short	38,534		25,406		—	—	211,934	30,210	38,540
Forward Foreign Currency Exchange:
Average Principal Amount Purchased	5,546		4,087		—	—	2,486,258	—	2,983
Average Principal Amount Sold	56,472		23,161		—	—	8,825,754	—	37,352
Credit Default Swaps:
Average Notional Amount — Buy Protection	12,629		12,871		—	—	—	—	52,007
Average Notional Amount — Sell Protection	—		—		—	—	—	—	118,077
Interest Rate Swaps:
Average Notional Amount	25,067	(a)	27,433	(a)	—	—	382,119	—	49,071
Over the Counter Options:
Average Number of Contracts Written	—		—		—	—	105,286	—	—

(a)	Positions were open for 2 months during the period.

F. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

G. Short Sales — The Funds may engage in short sales as part of their normal investment activities. In a short sale, the Funds sell securities they do not own in anticipation of a decline in the market value of those securities. In order to deliver securities to the purchaser, the Funds borrow securities from a broker. To close out a short position, the Funds deliver the same securities to the broker.

The Funds are required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited with the custodian is recorded as Restricted cash on the

306	SIX CIRCLES TRUST	JUNE 30, 2023

Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the SOIs. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities (calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on availability of the security); and (iii) a financing charge for the difference between the market value of the short position and cash collateral deposited with the broker. The net income or fee is reported as Interest income or Interest expense, respectively, on securities sold short on the Statements of Operations. The Funds are obligated to pay the broker dividends declared on short positions when a position is open on the record date. Dividends on short positions are reported on ex-dividend date on the Statements of Operations as Dividend expense on securities sold short.

Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as Change in net unrealized appreciation (depreciation) on the Statements of Operations. Short sale transactions may result in unlimited losses as the security’s price increases and the short position loses value. There is no upward limit on the price a borrowed security could attain. The Funds are also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. The Funds will record a realized loss if the price of the borrowed security increases between the date of the short sale and the date on which the Funds replace the borrowed security. The Funds will record a realized gain if the price of the borrowed security declines between those dates.

H. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Six Circles Credit Opportunities Fund may receive income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest income on the Statements of Operations.

Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

I. Repurchase Agreements — The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, shall equal at least 100% of the principal amount of the repurchase transaction. The repurchase agreements further authorize the Funds to demand additional collateral in the event that the dollar value of the collateral falls below 100%. The Funds will make payments for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian.

Repurchase Agreements outstanding at period end, if any, are listed after each Fund’s SOI.

The Funds’ repurchase agreements are not subject to master netting arrangements.

J. Reverse Repurchase Agreements — In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. A Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. A Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements outstanding at period end, if any, are listed after each Fund’s SOI.

Six Circles Global Bond Fund had an average amount of borrowings outstanding during the period ended June 30, 2023 of $81,905,653 at a weighted average interest rate of 4.972%.

K. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than

JUNE 30, 2023	SIX CIRCLES TRUST	307

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2023 the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

L. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

M. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Ultra Short Duration Fund	Monthly	Annual
Six Circles Tax Aware Ultra Short Duration Fund	Monthly	Annual
Six Circles U.S. Unconstrained Equity Fund	Annual	Annual
Six Circles International Unconstrained Equity Fund	Annual	Annual
Six Circles Global Bond Fund	Monthly	Annual
Six Circles Tax Aware Bond Fund	Monthly	Annual
Six Circles Credit Opportunities Fund	Monthly	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short- term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

N. Sale-buyback Transactions — A sale-buyback financing transaction consists of a sale of a security by a Fund to a counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected in the payable for investments purchased on the Statements of Assets and Liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Sub-adviser or will otherwise cover its obligations under sale-buyback transactions. Sale-buyback transactions are governed by Master Securities Forward Transaction Agreements (“Master Forward Agreements”), which are agreements between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of sale-buyback transactions as of period end, if any, is disclosed in the Fund’s Schedule of Investments.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund except Six Circles Credit Opportunities Fund. The fee for the Six Circles Credit Opportunities Fund is 0.75% of the average daily net assets.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”), Royal Bank of Canada Global Asset Management (UK) (“RBC GAM (UK)”), Insight North America LLC (“Insight”), Capital International, Inc. (“Capital Group”), Goldman Sachs Asset Management, L.P. (“Goldman”), Muzinich & Co. (“Muzinich”), Nuveen Asset Management, LLC (“Nuveen”) , Pacific Investment Management Company LLC (“PIMCO”), PGIM, Inc. (“PGIM”), Allspring Global Investments, LLC (“Allspring”), and Lord Abbett & Co. LLC (“Lord Abbett”) currently serve as the Sub-Advisers to the Funds. The Sub-Advisers are paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreements.

308	SIX CIRCLES TRUST	JUNE 30, 2023

On October 5, 2018, the Adviser entered into an agreement to allow Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2024, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Advisers. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2024, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Ultra Short Duration Fund	0.40%
Six Circles Tax Aware Ultra Short Duration Fund	0.40%
Six Circles U.S. Unconstrained Equity Fund	0.45%
Six Circles International Unconstrained Equity Fund	0.50%
Six Circles Global Bond Fund	0.40%
Six Circles Tax Aware Bond Fund	0.40%
Six Circles Credit Opportunities Fund	0.95%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2024, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2023 there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security. During the period ended June 30, 2023 the aggregate value of purchases and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles U.S. Unconstrained Equity Fund	$728	$115	$(2)
Six Circles International Unconstrained Equity Fund	5,966	799	117

JUNE 30, 2023	SIX CIRCLES TRUST	309

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

4. Investment Transactions

During the period ended June 30, 2023 purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Ultra Short Duration Fund	$114,598	$139,916	$57,496	$19,541
Six Circles Tax Aware Ultra Short Duration Fund	241,333	106,517	41,234	23,667
Six Circles U.S. Unconstrained Equity Fund	10,098,404	7,630,155	—	—
Six Circles International Unconstrained Equity Fund	6,702,151	6,266,935	—	—
Six Circles Global Bond Fund	2,815,499	1,338,683	6,501,276	6,331,492
Six Circles Tax Aware Bond Fund	1,085,690	399,877	—	—
Six Circles Credit Opportunities Fund	829,655	1,982,642	22,812	16,522

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, and Six Circles Global Bond Fund are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles International Unconstrained Equity Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund, invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

The Global Bond and Credit Opportunities Funds invest a substantial portion of their assets in the Asia Pacific region. The small size of securities markets and the low trading volume in some countries in the Asia Pacific Region may lead to a lack of liquidity. Also, some Asia Pacific economies and financial markets have been extremely volatile in recent years. Many of the countries in the region are developing, both politically and economically. They may have relatively unstable governments and economies based on only a few commodities or industries. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Also, some companies in the region may have less established product markets or a small management group and they may be more vulnerable to political or economic conditions, like nationalization. In addition, some countries have restricted the flow of money in and out of the country.

Certain of the currencies in the Asia Pacific region have experienced extreme volatility relative to the U.S. dollar. For example, Thailand, Indonesia, the Philippines and South Korea have had currency crises and have sought help from the International Monetary Fund. Holding securities in currencies that are devalued (or in companies whose revenues are substantially in currencies that are devalued) will likely decrease the value of the Fund. The trading volume on some Asia Pacific region stock exchanges is much lower than in the United States, and Asia Pacific region securities of some companies are less liquid and more volatile than similar U.S. securities. In addition, brokerage commissions on regional stock exchanges are fixed and are generally higher than the negotiated commissions in the United States. The imposition of tariffs or other trade barriers, or a downturn in the economy of a significant trading partner could adversely impact Asia Pacific companies. If the Fund concentrates in the Asia Pacific region, the Fund’s performance may be more volatile than that of a fund that invests globally. If Asia Pacific securities fall out of favor, it may cause a fund that concentrates in the Asia Pacific region to underperform funds that do not concentrate in the Asia Pacific region.

310	SIX CIRCLES TRUST	JUNE 30, 2023

As of June 30, 2023, the Six Circles International Unconstrained Equity Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

France	Germany	Switzerland	United Kingdom
15.7%	12.5%	17.5%	19.5%

As of June 30, 2023, the Six Circles Global Bond Fund had non-U.S. country allocations representing greater than 10% of Net Assets allocated as follows:

China
10.3%

As of June 30, 2023 a significant portion of the Six Circles International Unconstrained Equity and Six Circles Global Bond Funds’ net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

Overnight bank deposits of foreign currency can result in negative interest rates based on monetary policies in that respective country.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund are subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund may be subject to leveraging risk, which is the risk that certain transactions of the Fund, such as loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged.

The Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund may invest in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds”). These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Funds are intended for investors who are able and willing to assume a high degree of risk.

Six Circles Credit Opportunities Fund may invest a substantial portion of the Fund’s total assets in below investment grade credit instruments including “high-yield” instruments (also known as “junk bonds”) and “distressed” debt instruments. Any investments in distressed or defaulted securities subject the Fund to even greater credit risk than investments in other below investment-grade instruments. Investments in obligations of restructured, distressed and bankrupt issuers, including debt obligations that are already in default, generally trade significantly below par and may lack liquidity. Defaulted securities might be repaid only after which the issuer might not make any interest or other payments, and such proceedings may result in only partial recovery of principal or no recovery at all. Recovery could involve an exchange of the defaulted obligation for other debt instruments or equity securities of the issuer or its affiliates, each of which may in turn be illiquid or speculative and be valued by the Fund at significantly less than its original purchase price. In addition, investments in distressed issuers may subject the Fund to liability as a lender.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The Six Circles Credit Opportunities Fund invests in loan assignments. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a Fund may not receive the proceeds from a sale of such investments for a period after the sale. Certain loan assignments are also subject to the risks associated with high yield securities described above.

The value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken, and may continue to take, actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

JUNE 30, 2023	SIX CIRCLES TRUST	311

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap and option contracts and forward foreign currency exchange contracts.

The Funds are subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Funds could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Six Circles Tax Aware Ultra Short Duration Fund and Six Circles Tax Aware Bond Fund invest primarily in a portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. These debt obligations may be insured by private insurers who guarantee the payment of principal and interest in the event of issuer default. The value of these investments may be impacted by changes to bond insurers’ ratings and the Fund’s ability to collect principal and interest in the event of an issuer’s default may be limited if the private insurer does not have the wherewithal to satisfy its obligation.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority ("FCA") publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as "benchmarks" and are the subject of recent regulatory reform.

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2023 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Ultra Short Duration Fund	$583,067	$2,742	$(8,572)	$(5,830)
Six Circles Tax Aware Ultra Short Duration Fund	701,040	751	(7,672)	(6,921)
Six Circles U.S. Unconstrained Equity Fund	16,388,930	4,146,631	(245,459)	3,901,172
Six Circles International Unconstrained Equity Fund	11,437,167	1,890,403	(241,395)	1,649,008
Six Circles Global Bond Fund	10,738,329	259,439	(866,804)	(607,365)
Six Circles Tax Aware Bond Fund	6,558,199	42,581	(337,879)	(295,298)
Six Circles Credit Opportunities Fund	3,289,359	61,225	(200,287)	(139,062)

312	SIX CIRCLES TRUST	JUNE 30, 2023

As of December 31, 2022, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$4,343	$1,088
Six Circles Tax Aware Ultra Short Duration Fund	2,258	3,651
Six Circles U.S. Unconstrained Equity Fund	—	472,272
Six Circles International Unconstrained Equity Fund	436,063	720,018
Six Circles Global Bond Fund	276,438	35,811
Six Circles Tax Aware Bond Fund	53,442	64,770
Six Circles Credit Opportunities Fund	107,301	51,955

During the year ended December 31, 2022, the following Funds utilized capital loss carryforwards as follows (amounts in thousands):

	Capital Loss Utilized
	Short-Term	Long-Term
Six Circles Ultra Short Duration Fund	$—	$(458)
Six Circles Tax Aware Ultra Short Duration Fund	—	(553)

Specified ordinary losses incurred after October 31 within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended December 31, 2022, the Funds deferred to January 1, 2023 the following specified ordinary losses (amounts in thousands):

Specified Ordinary Loss
Six Circles Ultra Short Duration Fund	$4,885
Six Circles Tax Aware Ultra Short Duration Fund	1,699
Six Circles Global Bond Fund	637,746

7. Ownership Concentration

As of June 30, 2023, the Funds each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2024. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure other than those disclosed above.

JUNE 30, 2023	SIX CIRCLES TRUST	313

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each fund on January 1, 2023 and continued to hold your shares at the end of the reporting period, June 30, 2023

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Ultra Short Duration Fund
Actual	$1,000.00	$1,024.40	$1.00	0.20%
Hypothetical	1,000.00	1,023.80	1.00	0.20
Six Circles Tax Aware Ultra Short Duration Fund
Actual	1,000.00	1,013.70	0.75	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15
Six Circles U.S. Unconstrained Equity Fund
Actual	1,000.00	1,189.20	0.27	0.05
Hypothetical	1,000.00	1,024.55	0.25	0.05
Six Circles International Unconstrained Equity Fund
Actual	1,000.00	1,137.60	0.42	0.08
Hypothetical	1,000.00	1,024.40	0.40	0.08
Six Circles Global Bond Fund
Actual	1,000.00	1,025.30	0.70	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Six Circles Tax Aware Bond Fund
Actual	1,000.00	1,026.90	0.70	0.14
Hypothetical	1,000.00	1,024.10	0.70	0.14
Six Circles Credit Opportunities Fund
Actual	1,000.00	1,035.20	1.51	0.30
Hypothetical	1,000.00	1,023.31	1.51	0.30

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

314	SIX CIRCLES TRUST	JUNE 30, 2023

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Annual Approval of the Continuation of the Advisory, Sub-Advisory and Sub-Sub-Advisory Agreements

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser (as defined below) in connection with the proposed continuance of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) and the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company (“PIMCO”), Insight North America LLC (“Insight”), Goldman Sachs Asset Management LP (“GSAM”), PGIM, Inc. (“PGIM”), Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), Allspring Global Investments, LLC (“Allspring”), Lord, Abbett & Co. LLC (“Lord Abbett”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Muzinich & Co., Inc. (“Muzinich”) and Russell Investments Implementation Services, LLC (“RIIS”) (in the case of RIIS, as a stand-by interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) as well as the Sub-Sub-Advisory Agreement between PGIM and PGIM Limited (“PGIML”) (each of BIL, BSL and PGIML, a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers”) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”). The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and each sub-adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions, Inc./Lipper Inc. (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates of a Sub-Adviser from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call to consider the 15(c) Materials and the related proposed continuance of the Agreements as well the Funds’

JUNE 30, 2023	SIX CIRCLES TRUST	315

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

administration- and distribution-related contracts. Based on their deliberations during this meeting, the Independent Trustees formulated a number of questions and requests for follow-up information from management. Subsequent calls were held with representatives of the Adviser to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by the Adviser either in writing or orally at the Meeting. The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. At several points during the review process, Independent Trustees discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI, the Sub-Advisers and Sub-Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees noted that, to date, RIIS had not been called to act as an interim Sub-Adviser to any Fund under its Sub-Advisory Agreement.

The Trustees also considered the sub-advisory services provided, or to be provided, by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser, the experience and capabilities of its portfolio management and other personnel who provide services to the Funds, and the overall financial strength of each organization.

Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser the Sub-Advisers confirming the adequacy of their compliance programs and codes of ethics.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return investment performance for 1- and 3-year (as applicable) and since inception periods ended December 31, 2022 to a performance group and performance universe of peers funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge and the applicable benchmarks do not provide particularly apt comparisons, given the Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the Funds’ Sub-Advisers and Sub-Sub-Advisers performance on behalf of the Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Adviser by the J.P. Morgan Investment Performance Governance Committee (“PGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of internal investment strategies, and related reports

316	SIX CIRCLES TRUST	JUNE 30, 2023

provided by PGC to the Board throughout the year. The Board took into account indications from PGC that it has been satisfied with the performance of each of the Funds and each Sub-Adviser, and that the Funds have to date and continue to serve their intended purpose as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds (with the exception of the Credit Opportunities Fund, which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund) and took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit and (ii) waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional funds as well as the expense group including only ETFs, with the exception of the Ultra Short Fund, which was in the 2nd quintile in the performance group for institutional funds and in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional funds, with the exception of the Credit Opportunities Fund, which was in the 5th quintile, but took into account that the Credit Opportunities Fund was in the 1st quintile for actual management fees after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that JPMPI, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees JPMPI receives from the Funds under the Advisory Agreement, and further that JPMPI does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from JPMPI.

The Trustees also noted management’s indication that neither JPMPI (with respect to the Funds) nor BlackRock (with respect to the U.S. Equity Fund, International Equity Fund, MEP U.S. Fund, MEP International Fund, Global Bond Fund and Credit Opportunities Fund), PIMCO (with respect to the Global Bond), Insight (with respect to the Tax Aware Fund), PGIM (with respect to the Global Bond Fund), Capital (with respect to the Tax Aware Bond Fund) and RIIS (with respect to the Funds) identified any funds or accounts with comparable investment objectives and strategies as the Funds. The Trustees reviewed the fee rates of funds or accounts with comparable investment objectives and strategies identified by BlackRock (with respect to the Ultra Short Fund), GSAM (with respect to the Ultra Short Fund and Tax Aware Fund), PIMCO (with respect to the Ultra Short Fund, Tax Aware Ultra Short Fund and Credit Opportunities Fund), Allspring (with respect to the Tax Aware Bond Fund), Nuveen (with respect to the Tax Aware Bond Fund), PGIM (with respect to the Credit Opportunities Fund), Lord Abbett (with respect to the Credit Opportunities Fund), RBC GAM (UK) (with respect to the Credit Opportunities Fund) and Muzinich (with respect to the Credit Opportunities Fund), noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds for which the Sub-Advisers serve as primary investment adviser, as opposed to fees charged where the Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, RBC GAM (UK), Muzinich and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

JUNE 30, 2023	SIX CIRCLES TRUST	317

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated cost to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2022. The Trustees also took into account that, although JPMPI has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates paid to JPMPI do not have break points, but due to the Funds’ fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements for BlackRock, PIMCO, Insight, GSAM, PGIM, Nuveen, Allspring, RBC GAM (UK), Muzinich, Lord Abbett, and RIIS include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser, BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, RBC GAM (UK), Muzinich and RIIS or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand the current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account JPMPI’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMF”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including on assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however,

JPMPI’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees additionally considered that BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, RBC GAM (UK), Muzinich and RIIS are not affiliated with any of the Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from any sub-advisory services provided by RIIS. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser,

318	SIX CIRCLES TRUST	JUNE 30, 2023

as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

JUNE 30, 2023	SIX CIRCLES TRUST	319

LIQUIDITY RISK MANAGEMENT PROGRAM

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program. JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On June 20, 2023, the Board of Trustees reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum (“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

320	SIX CIRCLES TRUST	JUNE 30, 2023

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as a stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2023. All rights reserved. June 30, 2023.

Semi-Annual Report

SIX CIRCLES® FUNDS

June 30, 2023

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Six Circles Managed Equity Portfolio International Unconstrained Fund

Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when a Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan representative or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments.

PRESIDENT’S LETTER

JUNE 30, 2023 (Unaudited)

Dear Shareholder,

We hope this letter finds you well.

Markets proved resilient in the first half of 2023 on top of positive economic news, including falling inflation and growing consumer sentiment. Recession fears appeared to diminish, even if they did not totally disappear. Against this backdrop, equity markets rallied, with U.S. stocks leading the way.

The Six Circles Funds are designed to help our discretionary portfolios navigate through changing markets, by giving us the flexibility to target key themes and high conviction ideas. On the following pages, we provide detailed discussions on the strategies we implemented in each of the Six Circles Funds during the review period, and how they performed.

As a reminder, the Six Circles Funds are not meant to be standalone investments. They are purposefully constructed as completion funds and, as such, we believe they should be reviewed and evaluated within the context of your broader portfolio for a complete picture of their performance.

I hope you find the information on these pages to be informative and helpful. If you should have any questions about the Funds, you can contact your J.P. Morgan team, visit the Fund’s website at www.sixcirclesfunds.com, or call us at 212-464-2070.

Sincerely,

Mary Savino

President, Six Circles Funds

JUNE 30, 2023	SIX CIRCLES TRUST	1

Market Overview

As Of June 30, 2023 (Unaudited)

Year-to-date June 2023, equities outperformed global bond and cash markets, with the MSCI USA Index, MSCI World ex-USA Index, MSCI Emerging Markets Index and MSCI World Index up 17.13%, 11.29%, 4.89% and 15.43% during the period, respectively. Whereas, Bloomberg 1-3 Month U.S. Treasury Bills Index and the Bloomberg Global-Aggregate Index — Hedged USD returned 2.33% and 2.96% respectively.

To slow down inflation, the Fed hiked rates by 5% since the start of 2022. Economic growth slowed on the back of the significant tightening of financial conditions with parts of the economy, like smaller U.S. banks, showing signs of stress. This further increased the odds of a recession. However, even if a recession occurs, we believe that equities and fixed income may generate positive returns over the next 12 months.

2	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	18.45%
MSCI USA Index	17.13%

Net Assets as of 06/30/2023 (In Thousands)	$8,220,245

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities issued by U.S. companies and other instruments with economic characteristics similar to equity securities issued by U.S. companies. The Fund is generally unconstrained by any particular capitalization, style or industry sector.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of Indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each Indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an Index or sub-index selected by the Adviser. In addition to allocating and reallocating the Fund’s assets among one or more indexed investment strategies, the Adviser may also select securities of specific individual companies for the Fund to purchase or sell on an ongoing basis and the amount of the Fund’s assets to allocate to such securities. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the broader Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2023 through June 30, 2023 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed relative to the MSCI USA Index (the “Index”). References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index, but rather is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

Information Technology, Health Care and Energy sectors comprised approximately 55% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. During the reporting period, Information Technology contributed to the Fund’s performance while Health Care and Energy detracted, both on an absolute basis as well as relative to the Index.

Financials, Industrials and Consumer Staples sectors comprised approximately 20% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. During the reporting period, all three sectors contributed to the Fund’s performance on an absolute basis as well as relative to the Index.

The Fund’s exposure to the Communication Services sector on a look-through basis was approximately 9% and was a slight overweight relative to the Index. However, this sector was the largest contributor to Fund performance relative to the Index.

On an absolute basis, the Fund’s allocation to Broad USA, which includes securities in the Communication Services sector, was the largest contributor to the Fund’s performance on an absolute basis, while allocation to U.S. Managed Care detracted, during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to nineteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
USA	40%
U.S. Custom Equity Sleeve (JPMPI)	12
U.S. Software	7
U.S. Information Technology	6
U.S. Pharmaceuticals	6
U.S. Technology Hardware Equipment	4
U.S. Communication Services	3
U.S. Consumer Discretionary	3
U.S. Interactive Media & Services	3
USA Energy	3
U.S. Air Freight & Logistics	2
U.S. Semiconductor & Semiconductor Equipment	2
U.S. Utilities	2
U.S. Electronic Equipment	2
Life Sciences Tools & Services	1
U.S. Beverages	1
U.S. Biotechnology	1
U.S. Financials	1
Canada	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the

JUNE 30, 2023	SIX CIRCLES TRUST	3

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

Allocation to Broad USA, which was approximately 40% of the Fund as of June 30, 2023, provides what the Adviser believes to be an ability to tactically allocate to broad U.S. large cap exposure and use as a potential funding source for future targeted allocations.

Allocation to the Custom Equity Sleeve was approximately 12% of the Fund as of June 30, 2023. This portion of the Fund’s investments is allocated to individual publicly traded large capitalization U.S. equity securities, selected by the Adviser. Securities included in the U.S. Custom Equity Sleeve may be represented by a variety of U.S. sectors, sub-sectors or industries and are selected for inclusion by the Adviser based on its investment analysis in order to assist with either portfolio construction, risk management, liquidity considerations, or a combination thereof.

Allocation to U.S. Software provides what the Adviser believes is a multi-year opportunity for the leaders in this space to take advantage of businesses shifting workloads onto Cloud platforms. This exposure comprised approximately 7% of the Fund as of June 30, 2023.

Allocations to U.S. Pharmaceuticals and U.S. Biotechnology comprised approximately 7% of the Fund as of June 30, 2023. The Adviser believes that pharmaceutical companies have strong fundamentals with attractive valuations in the current market. The Biotechnology sector focuses on companies primarily engaged in the research, development, manufacturing and / or marketing of products based on genetic analysis and genetic engineering.

Allocation to U.S. Information Technology, which allows the Adviser to access specific exposures within the Technology sector, was approximately 6% of the Fund as of June 30, 2023.

Allocation to U.S. Technology, Hardware & Equipment allows the Adviser to access specific exposures within the Technology sector. The allocation comprised approximately 4% of the Fund as of June 30, 2023.

Allocation to U.S. Communications Services allows the Adviser to gain specific exposures within the mega cap Technology sector. The allocation was approximately 3% of the Fund as of June 30, 2023.

Allocation to U.S. Interactive Media & Services focuses on companies engaged in content and information creation or distribution through proprietary platforms, where revenues are derived primarily through pay-per-click advertisements. This allocation was approximately 3% of the Fund as of June 30, 2023. The Adviser believes in the opportunities available in the cloud market and views this exposure as potential for continued strength in earnings growth.

The Adviser believes that allocation to USA Energy serves as a cyclical exposure that may do well as rates rise. This allocation was approximately 3% of the Fund as of June 30, 2023.

Allocation to U.S. Consumer Discretionary comprised approximately 3% of the Fund as of June 30, 2023. The Adviser believes that due to growth sell-off through most of 2022, valuations in Consumer Discretionary may now present a potentially attractive entry point for the sector.

The Adviser believes that companies in the U.S. Air, Freight & Logistics sector may have the potential to improve free cash flow generation after having underperformed. This allocation comprised approximately 2% of the Fund as of June 30, 2023.

The Adviser believes that valuations for U.S. Semiconductors & Semiconductor Equipment companies are now more reasonable and may provide a potentially attractive entry point. This allocation comprised approximately 2% of the Fund as of June 30, 2023.

The Adviser believes that allocation to the U.S. Electronic Equipment is attractive given its position within the broader Information Technology sector and structural change over the past decade. This allocation comprised approximately 2% of the Fund as of June 30, 2023.

The Adviser believes that utilities have cheapened versus the market with no change to the underlying fundamentals (for example, higher leverage, negative free-cash-flow coverage), making the sector incrementally more attractive as a defensive diversifier in the portfolio. This allocation to U.S. Utilities was approximately 2% of the Fund’s exposure as of June 30, 2023.

Allocation to Life Sciences Tools & Services was approximately 1% of the Fund as of June 30, 2023. The Adviser believes that the sector is comprised of high quality and large cap companies with high potential earnings growth.

Allocation to U.S. Beverages was approximately 1% of the Fund’s exposure as of June 30, 2023, and reflects the Adviser’s belief that major players of this sector are going through structural changes and may have the potential to improve free cash flow conversion.

Allocation to U.S. Financials comprised approximately 1% of the Fund as of June 30, 2023. The Adviser believes in capital

4	SIX CIRCLES TRUST	JUNE 30, 2023

adequacy and dividend sustainability in the sector and currently has conviction in the sector given compelling valuations and more realistic market expectations about potential credit costs and buybacks.

Allocation to Canada comprised approximately 1% of the Fund, as of June 30, 2023. The Adviser believes that the allocation provides for the diversification of the regional exposures in the broader Portfolios.

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	18.45%	18.95%	13.84%

* Not Annualized

GROWTH OF $10,000 REPORT (04/10/2019 to 06/30/2023)

1)	Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were 0.28% and 0.07% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and the MSCI USA Index from April 10, 2019 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI USA Index is designed to measure the performance of the large and mid-cap segments of the U.S. market. With 627 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in the United States. Investors cannot invest directly in an index.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

JUNE 30, 2023	SIX CIRCLES TRUST	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited)

REPORTING PERIOD RETURN
Fund*	14.82%
MSCI World ex-USA Index	11.29%

Net Assets as of 06/30/2023 (In Thousands)	$4,091,761

INVESTMENT OBJECTIVES AND STRATEGY**

Six Circles Managed Equity Portfolio International Unconstrained Fund (the “Fund”) seeks to provide capital appreciation. The Fund invests at least 80% of its net assets in equity securities and other instruments with economic characteristics similar to equity securities. The Fund primarily invests in the equity securities of non-U.S. companies and is generally unconstrained by any particular capitalization, style or sector or non-U.S. country.

INVESTMENT APPROACH

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of Indexed investment strategies that are managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). For each Indexed investment strategy, the Sub-Adviser seeks to replicate the performance of an Index or sub-index selected by the Adviser. The Fund is specifically designed to serve as a completion portfolio and accomplish particular goals within discretionary Managed Equity Portfolios managed by JPMPI or its affiliates (the “Portfolios”). The Adviser utilizes the Fund to express targeted investment views, while taking into consideration positions held at the aggregate level in the Portfolios. As such, the Fund’s allocations and performance should be evaluated in the context of the broader Portfolios and not on a standalone basis.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

During the period January 1, 2023 through June 30, 2023 (the “reporting period”), the Fund posted a positive return on an absolute basis, and outperformed the MSCI World ex-USA Index (the “Index”) on a relative basis. References to the Index are for informational purposes. The use of the Index does not imply the Fund is being managed to the Index and is disclosed to allow for comparison of the Fund’s performance to that of a well-known and widely recognized Index.

Consumer Staples, Information Technology, and Energy sectors comprised approximately 37% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector overweights relative to the Index. All three sectors contributed to the Fund’s performance on an absolute basis. Relative to the Index, Consumer Staples and Information Technology contributed to the Fund’s performance, while Energy detracted from the Fund’s performance.

Financials, Consumer Discretionary and Materials comprised approximately 30% of the Fund’s sector exposure on a look-through basis at the end of the reporting period and were the Fund’s largest sector underweights relative to the Index. Consumer Discretionary and Financials contributed to the Fund’s performance, while Materials detracted, both on an absolute basis, as well as relative to the Index.

On an allocation level, the Fund’s allocation to Europe Textiles Luxury Goods was the largest contributor to the Fund’s return, while the allocation to Europe Metal & Mining was the largest detractor from the Fund’s return, on an absolute basis during the reporting period.

HOW WAS THE FUND POSITIONED?

At the end of the reporting period, the Fund was allocated to nineteen strategies managed by one Sub-Adviser, across various sector and sub-industry exposures as follows.

PORTFOLIO ALLOCATION***
Europe Financials	13%
Europe	11
Europe Industrials	10
Europe Pharmaceuticals	8
Europe Beverages	7
Europe Semiconductors	6
Europe Integrated Oil & Gas	6
Europe Textiles Luxury Goods	6
Europe Food Products	5
Pacific ex-Japan	5
Germany Application Software	4
Japan	4
Europe ex-UK Utilities	3
European Metals & Mining	3
Japan Interactive Home Entertainment	3
Swiss Food Products	2
Taiwan Semiconductor & Semiconductor Equipment	2
Canada	1
Korea Technology, Hardware, Storage & Peripherals	1

*	The return shown is based on the net asset value calculated for shareholder transactions. Certain adjustments were made to the

6	SIX CIRCLES TRUST	JUNE 30, 2023

net assets of the Fund at June 30, 2023 for financial reporting purposes, and as a result, the net asset value for shareholder transactions and the total return based on that net asset value may differ from the adjusted net assets and the total return for financial reporting.
**	The Adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages are based on total investments as of June 30, 2023. The portfolio allocation is subject to change.

Allocation to Europe Financials was approximately 13% of the Fund as of June 30, 2023. The Adviser currently has conviction in the sector due to improved capital levels and believes Financials can directly benefit from higher inflation and interest rates through higher lending costs and better net interest margin.

Allocation to Europe Pharmaceuticals comprised approximately 8% of the Fund as of June 30, 2023 and provides what the Adviser believes to be a defensive exposure with attractive fundamentals and valuations, within the context of the broader Portfolios.

The Adviser believes that companies in the Europe Textiles Luxury Goods sector are high quality consumer-oriented companies within the Consumer Discretionary sector and provide for the cyclical exposure in Europe which the Adviser believes may perform well as the global economy continues to recover. This allocation comprised approximately 6% of the Fund as of June 30, 2023.

Allocation to Europe Industrials was approximately 10% of the Fund as of June 30, 2023. The Adviser believes that the Industrials sector is built on cyclical exposures that cold benefit from economic recovery and growth.

Broad European Equities sector has exposure to companies with secular tailwinds and a large concentration in semiconductors. This allocation comprised approximately 11% of the Fund as of June 30, 2023.

Allocation to Europe Food Products was approximately 5% of the Fund as of June 30, 2023 and serves as a defensive position, allowing the Adviser access to a concentrated Index of high-quality European companies.

The Adviser believes that companies within the Europe Semiconductors sector have reasonable valuations making the exposure attractive, as it believes that the demand for semiconductors and semiconductor equipment may increase following the theme of electrification. The sector comprised approximately 6% of the Fund as of June 30, 2023.

Allocation to Europe Integrated Oil & Gas provides exposure to a cyclical industry that the Adviser believes could take advantage of the early cycle environment and comprised approximately 6% of the Fund as of June 30, 2023.

Allocation to Pacific ex-Japan and Canada comprised approximately 5% and 1% of the Fund, respectively, as of June 30, 2023. The Adviser believes that the allocations provide for the diversification of the regional exposures in the broader Portfolios.

The Adviser believes that the allocation to Broad Japan provides exposure to high quality Japanese companies with evolving business models. The allocation was approximately 4% of the Fund as of June 30, 2023.

Allocation to Germany Application Software was approximately 4% of the Fund as of June 30, 2023. German Investable Markets Index is primarily made up of SAP, a company the Adviser believes the market is currently underappreciating given its cloud transition, value of defensive cashflows, and positive business model changes.

Allocation to Europe Metals and Mining provides what the Adviser believes is a cyclical exposure to companies with strong balance sheets. The allocation was approximately 3% of the Fund as of June 30, 2023.

The Adviser believes that the allocation to Europe ex-UK Utilities serves as a defensive position with exposure to renewable energy, which helps diversify against European Energy positions and provides a growth dynamic to the sector. This allocation was approximately 3% of the Fund as of June 30, 2023.

The Adviser believes that the allocation to Japan Interactive Home Entertainment provides exposure to companies that have quality earnings potential that may be underappreciated by the market. This allocation was approximately 3% of the Fund as of June 30, 2023.

Allocation to Swiss Food Products was approximately 2% of the Fund as of June 30, 2023 and serves as a defensive position, allowing the Adviser access to a concentrated Index of high-quality Swiss companies.

Allocation to Korea Technology Hardware, Storage and Peripherals provides what the Adviser believes is exposure to a strong player within the global technology supply chain. This allocation was approximately 1% of the Fund as of June 30, 2023.

Europe accounts for large portion of the beverage industry’s demand and many European Beverage companies struggled in 2022, however, the Adviser believes that allocation to Europe Beverage could perform well as the China reopening provides strong headwinds to the demand. This allocation comprised approximately 7% of the Fund as of June 30, 2023.

Allocation to Taiwan Semiconductors was approximately 2% of the Fund as of June 30, 2023.

JUNE 30, 2023	SIX CIRCLES TRUST	7

Six Circles Managed Equity Portfolio International Unconstrained Fund

FUND COMMENTARY

Period January 1, 2023 Through June 30, 2023 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2023
	6 Months*	1 Year	Since Inception (April 10, 2019)
Six Circles Managed Equity Portfolio International Unconstrained Fund	14.82%	24.21%	7.78%

* Not Annualized

GROWTH OF $10,000 REPORT (04/10/2019 to 06/30/2023)

1)

Presented percentages may not sum to 100% due to rounding to the nearest percent. Cash and mark-to-market value on derivatives contracts represent less than 0.5%. The above Sector allocation uses The Global Industry Classification Standard (GICS®) and may differ from categories listed within the Schedule of Investments.

The allocation of the various strategies employed by the Fund may shift and therefore, the performance shown may not be a true indication of how the Fund may perform going forward. Performance quoted is past performance and is no guarantee of future results. Investment returns and principal value will fluctuate, so shares, when sold, may be worth more or less than original cost. Current performance may be higher or lower than returns shown. As of the latest prospectus, the gross and net expense ratios for the Fund were

0.34% and 0.14% respectively. Contact your J.P. Morgan representative or call 1-212-464-2070 for the most recent month-end performance.

The Fund commenced operations on April 10, 2019.

The graph illustrates comparative performance for $10,000 invested in the Six Circles Managed Equity Portfolio International Unconstrained Fund and the MSCI World ex-USA Index from April 10, 2019 to June 30, 2023. The performance of the Fund reflects the deduction of Fund expenses and assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the MSCI World ex-USA Index does not reflect the deduction of expenses associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the Index, if applicable.

The MSCI World ex-USA Index captures large and mid-cap representation across 22 of 23 Developed Markets (DM) countries—excluding the United States. With 1,016 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Investors cannot invest directly in an index.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 1,377 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

Fund performance may reflect the waiver of the Fund’s fees and/or reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder may pay on Fund distributions or redemptions or sales of Fund shares.

International investing has a greater degree of risk and increased volatility due to political and economic instability of some overseas markets. Changes in currency exchange rates and different accounting and taxation policies outside the U.S. can affect returns.

The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by JP MORGAN CHASE BANK NA. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

8	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.1%
Basic Materials — 1.0%
Chemicals — 0.7%
Air Products & Chemicals, Inc.	19	5,699
Albemarle Corp.	10	2,190
Celanese Corp., Class A	9	1,091
CF Industries Holdings, Inc.	19	1,347
Dow, Inc.	64	3,396
DuPont de Nemours, Inc.	41	2,910
Eastman Chemical Co.	14	1,138
Ecolab, Inc.	22	4,078
FMC Corp.	12	1,202
International Flavors & Fragrances, Inc.	24	1,940
Linde plc	41	15,580
LyondellBasell Industries NV, Class A	24	2,209
Mosaic Co. (The)	34	1,184
Nutrien Ltd., (Canada)	30	1,781
PPG Industries, Inc.	21	3,062
RPM International, Inc.	7	660
Sherwin-Williams Co. (The)	19	5,158
Westlake Corp.	5	571

		55,196

Forest Products & Paper — 0.0% (g)
International Paper Co.	36	1,146

Iron/Steel — 0.1%
Cleveland-Cliffs, Inc. (a)	59	993
Nucor Corp.	22	3,610
Reliance Steel & Aluminum Co.	6	1,548
Steel Dynamics, Inc.	14	1,576

		7,727

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	30	1,483
Alcoa Corp.	7	235
Barrick Gold Corp., (Canada)	106	1,798
Cameco Corp., (Canada)	26	819
First Quantum Minerals Ltd., (Canada)	36	840
Franco-Nevada Corp., (Canada)	12	1,649
Freeport-McMoRan, Inc.	111	4,439
Ivanhoe Mines Ltd., (Canada), Class A (a)	37	334
Kinross Gold Corp., (Canada)	76	362
Lundin Mining Corp., (Canada)	39	308
Newmont Corp.	62	2,660
Pan American Silver Corp., (Canada)	22	319
Wheaton Precious Metals Corp., (Canada)	27	1,179

		16,425

Total Basic Materials		80,494

Communications — 16.8%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	66	2,540
Omnicom Group, Inc.	34	3,190
Trade Desk, Inc. (The), Class A (a)	68	5,246

		10,976

SECURITY DESCRIPTION	SHARES	VALUE ($)

Internet — 14.0%
Airbnb, Inc., Class A (a)	56	7,153
Alphabet, Inc., Class A (a)	1,663	199,002
Alphabet, Inc., Class C (a)	1,502	181,668
Amazon.com, Inc. (a)	3,005	391,754
Booking Holdings, Inc. (a)	5	14,231
CDW Corp.	96	17,703
Chewy, Inc., Class A (a)	6	222
DoorDash, Inc., Class A (a)	31	2,364
eBay, Inc.	69	3,087
Etsy, Inc. (a)	18	1,500
Expedia Group, Inc. (a)	23	2,567
F5, Inc. (a)	14	1,997
Gen Digital, Inc.	139	2,572
GoDaddy, Inc., Class A (a)	17	1,245
Match Group, Inc. (a)	70	2,944
MercadoLibre, Inc., (Uruguay) (a)	6	7,213
Meta Platforms, Inc., Class A (a)	611	175,226
Netflix, Inc. (a)	68	29,994
Okta, Inc., Class A (a)	20	1,378
Palo Alto Networks, Inc. (a)	79	20,068
Pinterest, Inc., Class A (a)	159	4,343
Roku, Inc., Class A (a)	24	1,512
Shopify, Inc., (Canada), Class A (a)	72	4,670
Snap, Inc., Class A (a)	283	3,353
Uber Technologies, Inc. (a)	1,628	70,261
VeriSign, Inc. (a)	11	2,420
Zillow Group, Inc., Class C (a)	15	779

		1,151,226

Media — 0.9%
Charter Communications, Inc., Class A (a)	14	5,181
Comcast Corp., Class A	637	26,451
FactSet Research Systems, Inc.	4	1,661
Fox Corp., Class A	52	1,754
Fox Corp., Class B	29	916
Liberty Broadband Corp., Class C (a)	18	1,433
Liberty Global plc, (United Kingdom), Class A (a)	33	558
Liberty Global plc, (United Kingdom), Class C (a)	51	914
Liberty Media Corp.-Liberty Formula One, Class C (a)	33	2,486
Liberty Media Corp.-Liberty SiriusXM, Class C (a)	32	1,038
News Corp., Class A	70	1,367
Paramount Global, Class B	86	1,372
Quebecor, Inc., (Canada), Class B	9	232
Sirius XM Holdings, Inc.	167	756
Thomson Reuters Corp., (Canada)	9	1,272
Walt Disney Co. (The) (a)	277	24,768
Warner Bros Discovery, Inc. (a)	363	4,553

		76,712

Telecommunications — 1.8%
Arista Networks, Inc. (a)	56	9,067
AT&T, Inc.	1,090	17,379
BCE, Inc., (Canada)	4	200
Cisco Systems, Inc.	889	46,016

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	9

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
Corning, Inc.	577	20,224
Juniper Networks, Inc.	75	2,365
Motorola Solutions, Inc.	36	10,460
Rogers Communications, Inc., (Canada), Class B	21	977
TELUS Corp., (Canada)	28	554
T-Mobile US, Inc. (a)	89	12,408
Verizon Communications, Inc.	639	23,763

		143,413

Total Communications		1,382,327

Consumer Cyclical — 5.7%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	11	200
Delta Air Lines, Inc. (a)	18	867
Southwest Airlines Co.	16	594

		1,661

Apparel — 0.3%
Deckers Outdoor Corp. (a)	3	1,642
Gildan Activewear, Inc., (Canada), Class A	11	348
NIKE, Inc., Class B	172	18,945
VF Corp.	72	1,381

		22,316

Auto Manufacturers — 1.6%
Cummins, Inc.	13	3,075
Ford Motor Co.	560	8,478
General Motors Co.	199	7,686
Lucid Group, Inc. (a)	121	832
PACCAR, Inc.	45	3,791
Rivian Automotive, Inc., Class A (a)	89	1,487
Tesla, Inc. (a)	395	103,467

		128,816

Auto Parts & Equipment — 0.1%
Aptiv plc, (Ireland) (a)	39	4,032
BorgWarner, Inc.	41	1,993
Lear Corp.	10	1,429
Magna International, Inc., (Canada)	16	926

		8,380

Distribution/Wholesale — 0.2%
Copart, Inc. (a)	32	2,931
Fastenal Co.	52	3,083
Ferguson plc, (United Kingdom)	18	2,886
LKQ Corp.	40	2,329
Pool Corp.	5	1,886
Toromont Industries Ltd., (Canada)	5	406
Watsco, Inc.	3	1,222
WW Grainger, Inc.	4	3,248

		17,991

Entertainment — 0.1%
Caesars Entertainment, Inc. (a)	30	1,515
Live Nation Entertainment, Inc. (a)	26	2,338
Vail Resorts, Inc.	6	1,611

		5,464

SECURITY DESCRIPTION	SHARES		VALUE ($)

Food Service — 0.0% (g)
Aramark	35		1,525

Home Builders — 0.2%
DR Horton, Inc.	40		4,902
Lennar Corp., Class A	34		4,288
NVR, Inc. (a)	—	(h)	2,661
PulteGroup, Inc.	28		2,174

			14,025

Home Furnishings — 0.0% (g)
Whirlpool Corp.	9		1,287

Leisure Time — 0.1%
BRP, Inc., (Canada)	2		186
Carnival Corp. (a)	155		2,920
Royal Caribbean Cruises Ltd. (a)	35		3,616

			6,722

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	39		5,618
Hyatt Hotels Corp., Class A	8		963
Las Vegas Sands Corp. (a)	44		2,563
Marriott International, Inc., Class A	38		6,923
MGM Resorts International	48		2,116
Wynn Resorts Ltd.	12		1,276

			19,459

Retail — 2.9%
Advance Auto Parts, Inc.	12		822
Alimentation Couche-Tard, Inc., (Canada)	47		2,432
AutoZone, Inc. (a)	2		6,206
Bath & Body Works, Inc.	26		992
Best Buy Co., Inc.	31		2,537
Burlington Stores, Inc. (a)	9		1,401
Canadian Tire Corp. Ltd., (Canada), Class A	3		445
CarMax, Inc. (a)	25		2,059
Chipotle Mexican Grill, Inc., Class A (a)	4		8,094
Costco Wholesale Corp.	37		20,044
Darden Restaurants, Inc.	18		3,028
Dick’s Sporting Goods, Inc.	10		1,294
Dollar General Corp.	18		3,063
Dollar Tree, Inc. (a)	18		2,642
Dollarama, Inc., (Canada)	17		1,166
Domino’s Pizza, Inc.	4		1,311
Genuine Parts Co.	21		3,488
Home Depot, Inc. (The)	139		43,196
Lowe’s Cos., Inc.	81		18,334
Lululemon Athletica, Inc., (Canada) (a)	15		5,798
McDonald’s Corp.	100		29,989
O’Reilly Automotive, Inc. (a)	8		8,003
Restaurant Brands International, Inc., (Canada)	18		1,383
Ross Stores, Inc.	46		5,165
Starbucks Corp.	157		15,574
Target Corp.	39		5,129

SEE NOTES TO FINANCIAL STATEMENTS.

10	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Retail — continued
TJX Cos., Inc. (The)	157	13,350
Tractor Supply Co.	14	3,149
Ulta Beauty, Inc. (a)	7	3,130
Walgreens Boots Alliance, Inc.	64	1,837
Walmart, Inc.	125	19,628
Yum! Brands, Inc.	37	5,161

		239,850

Toys/Games/Hobbies — 0.0% (g)
Hasbro, Inc.	21	1,388

Total Consumer Cyclical		468,884

Consumer Non-cyclical — 21.2%
Agriculture — 0.3%
Altria Group, Inc.	153	6,931
Archer-Daniels-Midland Co.	49	3,693
Bunge Ltd.	14	1,356
Cadiz, Inc. (a)	5	19
Darling Ingredients, Inc. (a)	10	611
Philip Morris International, Inc.	126	12,269

		24,879

Beverages — 1.9%
Brown-Forman Corp., Class B	73	4,878
Coca-Cola Co. (The)	1,019	61,372
Constellation Brands, Inc., Class A	41	10,003
Keurig Dr Pepper, Inc.	232	7,264
Molson Coors Beverage Co., Class B	49	3,238
Monster Beverage Corp. (a)	192	11,033
PepsiCo., Inc.	342	63,404

		161,192

Biotechnology — 1.6%
Alnylam Pharmaceuticals, Inc. (a)	26	4,946
Amgen, Inc.	114	25,330
Biogen, Inc. (a)	32	9,041
BioMarin Pharmaceutical, Inc. (a)	42	3,613
Bio-Rad Laboratories, Inc., Class A (a)	5	1,747
Corteva, Inc.	64	3,648
Gilead Sciences, Inc.	269	20,765
Horizon Therapeutics Plc (a)	44	4,507
Illumina, Inc. (a)	35	6,538
Incyte Corp. (a)	39	2,447
Moderna, Inc. (a)	71	8,581
Regeneron Pharmaceuticals, Inc. (a)	23	16,590
Royalty Pharma plc, Class A	23	705
Seagen, Inc. (a)	31	5,888
United Therapeutics Corp. (a)	10	2,210
Vertex Pharmaceuticals, Inc. (a)	54	19,080

		135,636

Commercial Services — 0.8%
Automatic Data Processing, Inc.	35	7,751
Block, Inc., Class A (a)	55	3,634
Booz Allen Hamilton Holding Corp., Class A	12	1,385

SECURITY DESCRIPTION	SHARES	VALUE ($)

Commercial Services — continued
Cintas Corp.	8	4,040
Clarivate plc, (United Kingdom) (a)	22	211
CoStar Group, Inc. (a)	32	2,817
Element Fleet Management Corp., (Canada)	24	364
Equifax, Inc.	11	2,611
FleetCor Technologies, Inc. (a)	8	1,984
Gartner, Inc. (a)	9	3,303
Global Payments, Inc.	27	2,631
MarketAxess Holdings, Inc.	3	894
Moody’s Corp.	17	5,908
Nuvei Corp., (Canada) (a)	4	111
Paylocity Holding Corp. (a)	4	690
PayPal Holdings, Inc. (a)	109	7,285
Quanta Services, Inc.	13	2,553
RB Global, Inc., (Canada)	11	659
Robert Half International, Inc.	11	813
Rollins, Inc.	28	1,182
S&P Global, Inc.	33	13,247
Toast, Inc., Class A (a)	32	726
TransUnion	17	1,355
U-Haul Holding Co., Class B	12	590
United Rentals, Inc.	6	2,796
Verisk Analytics, Inc., Class A	13	2,901

		72,441

Cosmetics/Personal Care — 0.5%
Colgate-Palmolive Co.	63	4,868
Estee Lauder Cos., Inc. (The), Class A	19	3,771
Procter & Gamble Co. (The)	198	29,982

		38,621

Food — 0.5%
Albertsons Cos., Inc., Class A	34	737
Campbell Soup Co.	23	1,054
Conagra Brands, Inc.	44	1,486
Empire Co. Ltd., (Canada), Class A	9	269
General Mills, Inc.	50	3,856
George Weston Ltd., (Canada)	4	451
Hershey Co. (The)	11	2,755
Hormel Foods Corp.	28	1,135
J M Smucker Co. (The)	10	1,545
Kellogg Co.	25	1,702
Kraft Heinz Co. (The)	73	2,583
Kroger Co. (The)	61	2,847
Lamb Weston Holdings, Inc.	10	1,151
Loblaw Cos. Ltd., (Canada)	10	887
McCormick & Co., Inc.	19	1,638
Metro, Inc., (Canada)	14	795
Mondelez International, Inc., Class A	116	8,435
Saputo, Inc., (Canada)	15	339
Sysco Corp.	43	3,201
Tyson Foods, Inc., Class A	27	1,380

		38,246

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	11

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare — Products — 3.3%
Abbott Laboratories	145	15,809
Align Technology, Inc. (a)	6	2,003
Avantor, Inc. (a)	146	3,007
Baxter International, Inc.	36	1,627
Bio-Techne Corp.	32	2,589
Boston Scientific Corp. (a)	115	6,237
Cooper Cos., Inc. (The)	3	1,288
Danaher Corp.	332	79,574
DENTSPLY SIRONA, Inc.	11	431
Edwards Lifesciences Corp. (a)	47	4,436
Exact Sciences Corp. (a)	38	3,578
GE HealthCare Technologies, Inc.	32	2,565
Hologic, Inc. (a)	17	1,344
IDEXX Laboratories, Inc. (a)	7	3,320
Insulet Corp. (a)	5	1,567
Intuitive Surgical, Inc. (a)	28	9,634
Masimo Corp. (a)	4	638
Medtronic plc, (Ireland)	112	9,895
Novocure Ltd., (Jersey) (a)	6	231
Repligen Corp. (a)	10	1,435
ResMed, Inc.	11	2,488
Revvity, Inc.	29	3,442
STERIS plc	7	1,598
Stryker Corp.	28	8,460
Teleflex, Inc.	3	831
Thermo Fisher Scientific, Inc.	170	88,840
Waters Corp. (a)	12	3,301
West Pharmaceutical Services, Inc.	16	5,947
Zimmer Biomet Holdings, Inc.	19	2,748

		268,863

Healthcare — Services — 4.0%
Catalent, Inc. (a)	64	2,768
Centene Corp. (a)	47	3,193
Charles River Laboratories International, Inc. (a)	12	2,472
DaVita, Inc. (a)	5	459
Elevance Health, Inc.	20	8,907
HCA Healthcare, Inc.	18	5,441
Humana, Inc.	11	4,766
IQVIA Holdings, Inc. (a)	41	9,311
Laboratory Corp. of America Holdings	8	1,865
Molina Healthcare, Inc. (a)	4	1,155
Quest Diagnostics, Inc.	8	1,162
UnitedHealth Group, Inc.	590	283,696
Universal Health Services, Inc., Class B	6	946

		326,141

Household Products/Wares — 0.1%
Avery Dennison Corp.	8	1,352
Church & Dwight Co., Inc.	19	1,920
Clorox Co. (The)	9	1,453
Kimberly-Clark Corp.	27	3,760

		8,485

SECURITY DESCRIPTION	SHARES	VALUE ($)

Pharmaceuticals — 8.2%
AbbVie, Inc.	379	51,032
AmerisourceBergen Corp.	15	2,948
Becton Dickinson & Co.	24	6,409
Bristol-Myers Squibb Co.	798	51,031
Cardinal Health, Inc.	24	2,261
Cigna Group (The)	26	7,172
CVS Health Corp.	109	7,527
Dexcom, Inc. (a)	31	3,927
Eli Lilly & Co.	299	140,348
Henry Schein, Inc. (a)	12	935
Jazz Pharmaceuticals plc (a)	4	440
Johnson & Johnson	986	163,176
McKesson Corp.	12	5,176
Merck & Co., Inc.	964	111,183
Neurocrine Biosciences, Inc. (a)	18	1,714
Organon & Co.	75	1,570
Pfizer, Inc.	2,146	78,713
Viatris, Inc.	464	4,635
Zoetis, Inc., Class A	174	29,924

		670,121

Total Consumer Non-cyclical		1,744,625

Energy — 5.8%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), Class B	28	1,157

Energy — Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	22	3,654
First Solar, Inc. (a)	18	3,441
Montauk Renewables, Inc. (a)	6	42
NextEra Energy Partners LP	10	611
SolarEdge Technologies, Inc., (Israel) (a)	9	2,445
Spruce Power Holding Corp. (a)	15	12
Sunnova Energy International, Inc. (a)	13	229

		10,434

Oil & Gas — 4.0%
APA Corp.	69	2,364
ARC Resources Ltd., (Canada)	37	489
Canadian Natural Resources Ltd., (Canada)	67	3,757
Cenovus Energy, Inc., (Canada)	86	1,467
Chesapeake Energy Corp.	29	2,435
Chevron Corp.	428	67,422
ConocoPhillips	289	29,994
Coterra Energy, Inc.	192	4,846
Devon Energy Corp.	162	7,831
Diamondback Energy, Inc.	43	5,667
EOG Resources, Inc.	141	16,112
EQT Corp.	85	3,476
Exxon Mobil Corp.	967	103,747
Hess Corp.	63	8,632
HF Sinclair Corp.	39	1,750
Imperial Oil Ltd., (Canada)	12	633
Marathon Oil Corp.	159	3,656

SEE NOTES TO FINANCIAL STATEMENTS.

12	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
Marathon Petroleum Corp.	107	12,498
Occidental Petroleum Corp.	173	10,164
Ovintiv, Inc.	63	2,388
Parkland Corp., (Canada)	8	210
Phillips 66	112	10,645
Pioneer Natural Resources Co.	56	11,617
Suncor Energy, Inc., (Canada)	80	2,357
Texas Pacific Land Corp.	1	1,951
Tourmaline Oil Corp., (Canada)	19	915
Valero Energy Corp.	86	10,094

		327,117

Oil & Gas Services — 1.2%
Baker Hughes Co., Class A	242	7,646
Halliburton Co.	219	7,218
Schlumberger NV	1,655	81,282

		96,146

Pipelines — 0.5%
Cheniere Energy, Inc.	56	8,595
Enbridge, Inc., (Canada)	122	4,543
Keyera Corp., (Canada)	14	318
Kinder Morgan, Inc.	478	8,235
ONEOK, Inc.	103	6,331
Pembina Pipeline Corp., (Canada)	33	1,044
Targa Resources Corp.	49	3,707
TC Energy Corp., (Canada)	61	2,483
Williams Cos., Inc. (The)	283	9,232

		44,488

Total Energy		479,342

Financial — 9.6%
Banks — 3.4%
Bank of America Corp.	3,795	108,874
Bank of Montreal, (Canada)	43	3,869
Bank of New York Mellon Corp. (The)	87	3,867
Bank of Nova Scotia (The), (Canada)	72	3,599
Canadian Imperial Bank of Commerce, (Canada)	55	2,335
Citigroup, Inc.	199	9,159
Citizens Financial Group, Inc.	61	1,593
Fifth Third Bancorp	82	2,159
First Citizens BancShares, Inc., Class A	1	1,670
First Horizon Corp.	64	720
Goldman Sachs Group, Inc. (The)	34	10,913
Huntington Bancshares, Inc.	174	1,872
KeyCorp.	131	1,210
M&T Bank Corp.	19	2,344
Morgan Stanley	796	68,006
National Bank of Canada, (Canada)	20	1,518
Northern Trust Corp.	24	1,749
PNC Financial Services Group, Inc. (The)	43	5,356
Regions Financial Corp.	110	1,969
Royal Bank of Canada, (Canada)	84	7,988
State Street Corp.	38	2,805

SECURITY DESCRIPTION	SHARES	VALUE ($)

Banks — continued
Toronto-Dominion Bank (The), (Canada)	110	6,814
Truist Financial Corp.	144	4,371
US Bancorp	164	5,405
Webster Financial Corp.	29	1,090
Wells Fargo & Co.	377	16,070

		277,325

Diversified Financial Services — 2.5%
Ally Financial, Inc.	32	870
American Express Co.	64	11,173
Ameriprise Financial, Inc.	11	3,712
Apollo Global Management, Inc.	42	3,200
BlackRock, Inc., Class A	2	1,306
Brookfield Asset Management Ltd., (Canada), Class A	21	691
Capital One Financial Corp.	41	4,530
Cboe Global Markets, Inc.	10	1,424
Charles Schwab Corp. (The)	153	8,684
CME Group, Inc., Class A	38	6,961
Coinbase Global, Inc., Class A (a)	18	1,275
Discover Financial Services	28	3,242
Franklin Resources, Inc.	34	921
IGM Financial, Inc., (Canada)	5	155
Intercontinental Exchange, Inc.	59	6,712
Invesco Ltd.	46	767
LPL Financial Holdings, Inc.	9	2,007
Mastercard, Inc., Class A	159	62,465
Nasdaq, Inc.	41	2,051
Raymond James Financial, Inc.	25	2,573
SEI Investments Co.	17	1,010
Synchrony Financial	56	1,896
T Rowe Price Group, Inc.	25	2,854
TMX Group Ltd., (Canada)	17	376
Tradeweb Markets, Inc., Class A	16	1,079
Visa, Inc., Class A	306	72,688

		204,622

Insurance — 1.7%
Aflac, Inc.	63	4,422
Allstate Corp. (The)	29	3,110
American Financial Group, Inc.	8	997
American International Group, Inc.	74	4,241
Aon plc, Class A	21	7,262
Arch Capital Group Ltd., (Bermuda) (a)	42	3,110
Arthur J Gallagher & Co.	22	4,931
Assurant, Inc.	6	730
Berkshire Hathaway, Inc., Class B (a)	129	43,949
Brown & Brown, Inc.	28	1,931
Chubb Ltd., (Switzerland)	41	7,890
Cincinnati Financial Corp.	17	1,650
Equitable Holdings, Inc.	35	943
Erie Indemnity Co., Class A	4	933
Everest Re Group Ltd., (Bermuda)	5	1,736
Fairfax Financial Holdings Ltd., (Canada)	1	1,021

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	13

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Fidelity National Financial, Inc.	23	844
Globe Life, Inc.	12	1,364
Great-West Lifeco, Inc., (Canada)	17	492
Hartford Financial Services Group, Inc. (The)	35	2,508
iA Financial Corp., Inc., (Canada)	6	428
Intact Financial Corp., (Canada)	11	1,633
Loews Corp.	26	1,568
Manulife Financial Corp., (Canada)	112	2,111
Markel Group, Inc. (a)	1	1,867
Marsh & McLennan Cos., Inc.	51	9,528
MetLife, Inc.	73	4,108
Power Corp. of Canada, (Canada)	35	944
Principal Financial Group, Inc.	30	2,240
Progressive Corp. (The)	60	7,988
Prudential Financial, Inc.	36	3,219
Sun Life Financial, Inc., (Canada)	35	1,846
Travelers Cos., Inc. (The)	23	3,910
Willis Towers Watson plc, (United Kingdom)	10	2,368
WR Berkley Corp.	26	1,530

		139,352

Private Equity — 0.2%
Ares Management Corp., Class A	19	1,813
Blackstone, Inc.	113	10,533
Brookfield Corp., (Canada)	85	2,864
Carlyle Group, Inc. (The)	31	985
KKR & Co., Inc.	61	3,414
Onex Corp., (Canada)	4	227

		19,836

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	27	2,191
FirstService Corp., (Canada)	2	370

		2,561

REITS — 1.8%
Alexandria Real Estate Equities, Inc.	13	1,479
American Homes 4 Rent, Class A	24	838
American Tower Corp.	390	75,675
Annaly Capital Management, Inc.	54	1,077
AvalonBay Communities, Inc.	11	2,128
Boston Properties, Inc.	16	933
Camden Property Trust	7	816
Canadian Apartment Properties REIT, (Canada)	5	192
Crown Castle, Inc.	35	4,036
Digital Realty Trust, Inc.	23	2,569
Equinix, Inc.	8	5,940
Equity LifeStyle Properties, Inc.	13	883
Equity Residential	33	2,205
Essex Property Trust, Inc.	5	1,130
Extra Space Storage, Inc.	10	1,533
Gaming and Leisure Properties, Inc.	19	935
Healthcare Realty Trust, Inc., Class A	21	392
Healthpeak Properties, Inc.	54	1,079
Host Hotels & Resorts, Inc.	71	1,195

SECURITY DESCRIPTION	SHARES	VALUE ($)

REITS — continued
Invitation Homes, Inc.	45	1,539
Iron Mountain, Inc.	20	1,161
Kimco Realty Corp.	51	1,004
Mid-America Apartment Communities, Inc.	8	1,177
Prologis, Inc.	75	9,152
Public Storage	12	3,551
Realty Income Corp.	50	2,989
Regency Centers Corp.	11	696
RioCan Real Estate Investment Trust, (Canada)	9	127
SBA Communications Corp., Class A	8	1,938
Simon Property Group, Inc.	27	3,155
Sun Communities, Inc.	9	1,123
UDR, Inc.	23	997
Ventas, Inc.	38	1,774
VICI Properties, Inc., Class A	75	2,361
Welltower, Inc.	42	3,432
Weyerhaeuser Co.	70	2,352
WP Carey, Inc.	15	997

		144,560

Total Financial		788,256

Industrial — 7.3%
Aerospace/Defense — 0.6%
Boeing Co. (The) (a)	48	10,117
CAE, Inc., (Canada) (a)	19	432
General Dynamics Corp.	21	4,420
HEICO Corp.	2	385
HEICO Corp., Class A	4	542
Howmet Aerospace, Inc.	38	1,863
L3Harris Technologies, Inc.	17	3,262
Lockheed Martin Corp.	19	8,890
Northrop Grumman Corp.	13	5,779
Raytheon Technologies Corp.	123	12,014
TransDigm Group, Inc.	4	3,744

		51,448

Building Materials — 0.3%
Builders FirstSource, Inc. (a)	14	1,892
Carrier Global Corp.	75	3,725
Fortune Brands Innovations, Inc.	12	869
Johnson Controls International plc	61	4,156
Lennox International, Inc.	3	872
Martin Marietta Materials, Inc.	5	2,476
Masco Corp.	19	1,095
Mohawk Industries, Inc. (a)	8	875
Owens Corning	10	1,269
Trane Technologies plc, (Ireland)	20	3,803
Vulcan Materials Co.	12	2,710
West Fraser Timber Co. Ltd., (Canada)	3	295

		24,037

Electrical Components & Equipment — 0.1%
AMETEK, Inc.	20	3,280
Emerson Electric Co.	50	4,549
Generac Holdings, Inc. (a)	5	803

		8,632

SEE NOTES TO FINANCIAL STATEMENTS.

14	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electronics — 1.7%
Agilent Technologies, Inc.	66	7,931
Allegion plc, (Ireland)	5	576
Amphenol Corp., Class A	424	35,977
Arrow Electronics, Inc. (a)	43	6,112
Fortive Corp.	33	2,490
Garmin Ltd., (Switzerland)	21	2,212
Honeywell International, Inc.	56	11,605
Hubbell, Inc., Class B	5	1,783
Keysight Technologies, Inc. (a)	125	20,949
Mettler-Toledo International, Inc. (a)	5	6,072
Sensata Technologies Holding plc	14	634
TE Connectivity Ltd.	227	31,748
Trimble, Inc. (a)	171	9,066

		137,155

Engineering & Construction — 0.0% (g)
AECOM	12	1,028
Jacobs Solutions, Inc.	12	1,435
Star Group LP	4	51
WSP Global, Inc., (Canada)	8	993

		3,507

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	14	546
Pentair plc, (United Kingdom)	9	567
Pure Cycle Corp. (a)	3	31
Republic Services, Inc., Class A	20	3,107
Waste Connections, Inc., (Canada)	23	3,238
Waste Management, Inc.	36	6,174

		13,663

Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	5	1,387
Stanley Black & Decker, Inc.	16	1,503

		2,890

Machinery — Construction & Mining — 0.1%
Caterpillar, Inc.	43	10,690

Machinery — Diversified — 0.5%
Cognex Corp.	119	6,687
Deere & Co.	24	9,636
Dover Corp.	14	2,006
Graco, Inc.	14	1,169
IDEX Corp.	6	1,295
Ingersoll Rand, Inc.	37	2,429
Nordson Corp.	4	1,045
Otis Worldwide Corp.	32	2,891
Rockwell Automation, Inc.	10	3,418
Toro Co. (The)	9	936
Westinghouse Air Brake Technologies Corp.	18	1,962
Xylem, Inc.	22	2,505

		35,979

SECURITY DESCRIPTION	SHARES	VALUE ($)

Miscellaneous Manufacturers — 0.6%
3M Co.	47	4,675
AO Smith Corp.	13	940
Axon Enterprise, Inc. (a)	5	956
Carlisle Cos., Inc.	5	1,162
Eaton Corp. plc	34	6,903
General Electric Co.	92	10,105
Illinois Tool Works, Inc.	26	6,403
Parker-Hannifin Corp.	11	4,135
Teledyne Technologies, Inc. (a)	33	13,516
Textron, Inc.	22	1,456

		50,251

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	141	1,404
Ball Corp.	31	1,783
CCL Industries, Inc., (Canada), Class B	9	444
Crown Holdings, Inc.	12	1,009
Packaging Corp. of America	10	1,304
Sealed Air Corp.	14	569
Westrock Co.	24	711

		7,224

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	5	1,083

Transportation — 3.1%
Canadian National Railway Co., (Canada)	34	4,153
Canadian Pacific Kansas City Ltd., (Canada)	56	4,538
CH Robinson Worldwide, Inc.	104	9,828
CSX Corp.	179	6,114
Expeditors International of Washington, Inc.	138	16,702
FedEx Corp.	206	51,017
JB Hunt Transport Services, Inc.	9	1,564
Knight-Swift Transportation Holdings, Inc., Class A	19	1,062
Norfolk Southern Corp.	20	4,543
Old Dominion Freight Line, Inc.	9	3,323
TFI International, Inc., (Canada)	5	533
Union Pacific Corp.	51	10,521
United Parcel Service, Inc., Class B	769	137,807

		251,705

Total Industrial		598,264

Technology — 29.1%
Computers — 9.3%
Accenture plc, (Ireland), Class A	81	24,887
Apple, Inc.	3,413	662,003
CGI, Inc., (Canada), Class A (a)	13	1,347
Cognizant Technology Solutions Corp., Class A	69	4,480
Crowdstrike Holdings, Inc., Class A (a)	58	8,504
Dell Technologies, Inc., Class C	58	3,158
EPAM Systems, Inc. (a)	7	1,683
Fortinet, Inc. (a)	170	12,853
Hewlett Packard Enterprise Co.	293	4,921
HP, Inc.	198	6,074
International Business Machines Corp.	116	15,458

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	15

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Computers — continued
Leidos Holdings, Inc.	14	1,276
NetApp, Inc.	47	3,629
Seagate Technology Holdings plc	43	2,649
Western Digital Corp. (a)	72	2,743
Zscaler, Inc. (a)	21	3,104

		758,769

Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A (a)	36	10,756

Semiconductors — 6.6%
Advanced Micro Devices, Inc. (a)	278	31,672
Analog Devices, Inc.	88	17,182
Applied Materials, Inc.	147	21,221
Broadcom, Inc.	72	62,593
Entegris, Inc.	25	2,801
Intel Corp.	726	24,263
KLA Corp.	24	11,458
Lam Research Corp.	23	14,949
Lattice Semiconductor Corp. (a)	21	2,049
Marvell Technology, Inc.	145	8,651
Microchip Technology, Inc.	96	8,567
Micron Technology, Inc.	193	12,198
Monolithic Power Systems, Inc.	7	3,957
NVIDIA Corp.	572	242,066
NXP Semiconductors NV, (Netherlands)	44	8,970
ON Semiconductor Corp. (a)	75	7,081
Qorvo, Inc. (a)	18	1,881
QUALCOMM, Inc.	193	22,997
Skyworks Solutions, Inc.	30	3,334
Teradyne, Inc.	25	2,784
Texas Instruments, Inc.	155	27,960
Wolfspeed, Inc. (a)	19	1,081

		539,715

Software — 13.1%
Activision Blizzard, Inc. (a)	116	9,818
Adobe, Inc. (a)	119	58,391
Akamai Technologies, Inc. (a)	23	2,096
ANSYS, Inc. (a)	23	7,562
Aspen Technology, Inc. (a)	7	1,151
Atlassian Corp., (Australia), Class A (a)	39	6,597
Autodesk, Inc. (a)	55	11,291
Bentley Systems, Inc., Class B	54	2,907
BILL Holdings, Inc. (a)	24	2,770
Black Knight, Inc. (a)	41	2,420
Broadridge Financial Solutions, Inc.	11	1,780
Cadence Design Systems, Inc. (a)	71	16,736
Ceridian HCM Holding, Inc. (a)	17	1,133
Cloudflare, Inc., Class A (a)	32	2,080
Constellation Software, Inc., (Canada)	1	2,517
Datadog, Inc., Class A (a)	65	6,403
Descartes Systems Group, Inc. (The), (Canada) (a)	5	408

SECURITY DESCRIPTION	SHARES	VALUE ($)

Software — continued
DocuSign, Inc., Class A (a)	57	2,890
Dropbox, Inc., Class A (a)	60	1,596
Dynatrace, Inc. (a)	56	2,889
Electronic Arts, Inc.	44	5,657
Fair Isaac Corp. (a)	6	5,111
Fidelity National Information Services, Inc.	61	3,353
Fiserv, Inc. (a)	63	7,983
HubSpot, Inc. (a)	12	6,602
Intuit, Inc.	73	33,478
Jack Henry & Associates, Inc.	7	1,217
Microsoft Corp.	1,833	624,320
MongoDB, Inc., Class A (a)	9	3,561
MSCI, Inc., Class A	8	3,932
Open Text Corp., (Canada)	16	680
Oracle Corp.	422	50,305
Palantir Technologies, Inc., Class A (a)	465	7,126
Paychex, Inc.	29	3,275
Paycom Software, Inc.	5	1,595
PTC, Inc. (a)	27	3,906
ROBLOX Corp., Class A (a)	64	2,575
Roper Technologies, Inc.	28	13,499
Salesforce, Inc. (a)	261	55,064
ServiceNow, Inc. (a)	53	29,858
Snowflake, Inc., Class A (a)	34	5,927
Splunk, Inc. (a)	39	4,097
SS&C Technologies Holdings, Inc.	24	1,446
Synopsys, Inc. (a)	40	17,332
Take-Two Interactive Software, Inc. (a)	26	3,815
Twilio, Inc., Class A (a)	24	1,521
Tyler Technologies, Inc. (a)	11	4,579
UiPath, Inc., Class A (a)	95	1,578
Unity Software, Inc. (a)	55	2,405
Veeva Systems, Inc., Class A (a)	12	2,282
VMware, Inc., Class A (a)	61	8,762
Workday, Inc., Class A (a)	54	12,102
Zoom Video Communications, Inc., Class A (a)	64	4,322
ZoomInfo Technologies, Inc., Class A (a)	78	1,993

		1,078,693

Total Technology		2,387,933

Utilities — 2.6%
Electric — 2.4%
AES Corp. (The)	130	2,699
Algonquin Power & Utilities Corp., (Canada)	41	339
ALLETE, Inc.	7	399
Alliant Energy Corp.	48	2,534
Altus Power, Inc., Class A (a)	7	39
Ameren Corp.	52	4,230
American Electric Power Co., Inc.	108	9,059
Avangrid, Inc.	9	354
Avista Corp.	8	307
Black Hills Corp.	8	479
Brookfield Renewable Corp., Class A	8	247
CenterPoint Energy, Inc.	120	3,509

SEE NOTES TO FINANCIAL STATEMENTS.

16	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Clearway Energy, Inc., Class A	4	106
Clearway Energy, Inc., Class C	10	284
CMS Energy Corp.	56	3,266
Consolidated Edison, Inc.	73	6,630
Constellation Energy Corp.	70	6,394
Dominion Energy, Inc.	175	9,089
DTE Energy Co.	41	4,469
Duke Energy Corp.	160	14,347
Edison International	78	5,402
Emera, Inc., (Canada)	16	675
Entergy Corp.	44	4,327
Evergy, Inc.	46	2,659
Eversource Energy	68	4,796
Exelon Corp.	208	8,494
FirstEnergy Corp.	104	4,027
Fortis, Inc., (Canada)	29	1,260
Genie Energy Ltd., Class B	3	36
Hawaiian Electric Industries, Inc.	13	480
Hydro One Ltd., (Canada) (e)	20	569
IDACORP, Inc.	6	627
MGE Energy, Inc.	4	341
NextEra Energy, Inc.	407	30,186
Northland Power, Inc., (Canada)	15	314
NorthWestern Corp.	7	410
NRG Energy, Inc.	47	1,754
OGE Energy Corp.	24	867
Ormat Technologies, Inc.	6	516
Otter Tail Corp.	5	357
PG&E Corp. (a)	373	6,445
Pinnacle West Capital Corp.	14	1,108
PNM Resources, Inc.	10	442
Portland General Electric Co.	11	508
PPL Corp.	140	3,711
Public Service Enterprise Group, Inc.	99	6,190
Sempra Energy	65	9,457
Southern Co. (The)	225	15,819
Unitil Corp.	2	99
Vistra Corp.	63	1,653
WEC Energy Group, Inc.	61	5,370
Xcel Energy, Inc.	107	6,675

		194,354

Gas — 0.1%
AltaGas Ltd., (Canada)	17	304
Atmos Energy Corp.	27	3,136
Canadian Utilities Ltd., (Canada), Class A	8	203
Chesapeake Utilities Corp.	2	255
National Fuel Gas Co.	10	539
New Jersey Resources Corp.	12	550
NiSource, Inc.	77	2,100
Northwest Natural Holding Co.	4	185
ONE Gas, Inc.	7	509
RGC Resources, Inc.	1	21
Southwest Gas Holdings, Inc.	9	543

SECURITY DESCRIPTION	SHARES		VALUE ($)

Gas — continued
Spire, Inc.		6	405
UGI Corp.		50	1,341

			10,091

Water — 0.1%
American States Water Co.		4	388
American Water Works Co., Inc.		38	5,441
Artesian Resources Corp., Class A		1	47
California Water Service Group		7	348
Consolidated Water Co. Ltd., (Cayman Islands)		2	43
Essential Utilities, Inc.		45	1,778
Middlesex Water Co.		2	170
SJW Group		4	248
York Water Co. (The)		2	74

			8,537

Total Utilities			212,982

Total Common Stocks (Cost $6,736,223)			8,143,107

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 4.42%, 07/03/2023		5,587	5,587
Citibank NA, 4.42%, 07/03/2023		25,055	25,055
Royal Bank of Canada, 3.54%, 07/04/2023	CAD	1,219	920
Skandinaviska Enskilda Banken AB, 4.42%, 07/03/2023		4,866	4,866
Sumitomo Mitsui Banking Corp., 4.42%, 07/03/2023		7,739	7,739
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023		29,229	29,229

Total Short-Term Investments (Cost $73,396)			73,396

Total Investments — 100.0% (Cost — $6,809,619) *			8,216,503

Other Assets in Excess of Liabilities — 0.0%			3,742

NET ASSETS — 100.0%			$8,220,245

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	17

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)

Long Contracts

E-mini Consumer Discretionary Select Sector Index	12	09/2023	USD	2,027	54

E-mini Consumer Staples Select Sector Index	9	09/2023	USD	674	5

E-mini Energy Select Sector Index	31	09/2023	USD	2,575	82

E-mini Financial Select Sector Index	4	09/2023	USD	407	12

E-mini Health Care Select Sector Index	21	09/2023	USD	2,798	46

E-mini Technology Select Sector Index	22	09/2023	USD	3,831	64

E-mini Utilities Select Sector Index	11	09/2023	USD	729	4

Micro E-mini NASDAQ 100 Index	296	09/2023	USD	8,882	197

Micro E-mini Russell 2000 Index	1	09/2023	USD	9	— (h)

Micro E-mini S&P 500 Index	358	09/2023	USD	7,813	221

S&P 500 E-mini Index	120	09/2023	USD	26,482	448

S&P Toronto Stock Exchange 60 Index	6	09/2023	CAD	1,076	28

Total unrealized appreciation (depreciation)					1,161

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
*	— The cost of securities is substantially the same for federal income tax purposes.
CAD	— Canadian Dollar
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Internet	13.9%

Software	13.0%

Computers	9.2%

Pharmaceuticals	8.1%

Semiconductors	6.5%

Oil & Gas	4.0%

Healthcare — Services	4.0%

Banks	3.4%

Healthcare — Products	3.3%

Transportation	3.1%

Retail	2.9%

Diversified Financial Services	2.5%

Electric	2.4%

Beverages	2.0%

REITS	1.8%

Telecommunications	1.7%

Insurance	1.7%

Electronics	1.7%

Biotechnology	1.7%

Auto Manufacturers	1.6%

Oil & Gas Services	1.2%

Others (Each less than 1.0%)	9.4%

Short-Term Investments	0.9%

SEE NOTES TO FINANCIAL STATEMENTS.

18	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.3%
Australia — 3.1%
Ampol Ltd.	27	535
APA Group	133	860
Aristocrat Leisure Ltd.	67	1,735
ASX Ltd.	22	940
Aurizon Holdings Ltd.	206	540
ANZ Group Holdings Ltd.	340	5,385
BHP Group Ltd.	574	17,257
BlueScope Steel Ltd.	52	719
Brambles Ltd.	157	1,511
Cochlear Ltd.	7	1,147
Coles Group Ltd.	151	1,857
Commonwealth Bank of Australia	191	12,812
Computershare Ltd.	65	1,017
CSL Ltd.	55	10,126
Dexus	121	629
EBOS Group Ltd.	17	394
Endeavour Group Ltd.	161	678
Fortescue Metals Group Ltd.	192	2,850
Goodman Group	192	2,579
GPT Group (The)	213	590
IDP Education Ltd.	29	426
IGO Ltd.	77	790
Insurance Australia Group Ltd.	278	1,058
Lendlease Corp. Ltd.	78	404
Lottery Corp. Ltd (The)	250	858
Macquarie Group Ltd.	42	4,968
Medibank Pvt Ltd.	313	735
Mineral Resources Ltd.	20	944
Mirvac Group	439	664
National Australia Bank Ltd.	356	6,257
Newcrest Mining Ltd.	101	1,810
Northern Star Resources Ltd.	130	1,061
Orica Ltd.	52	512
Origin Energy Ltd.	196	1,100
Pilbara Minerals Ltd.	306	1,006
Qantas Airways Ltd. (a)	101	420
QBE Insurance Group Ltd.	168	1,757
Ramsay Health Care Ltd.	21	782
REA Group Ltd.	6	581
Reece Ltd.	26	321
Rio Tinto Ltd.	42	3,223
Santos Ltd.	373	1,867
Scentre Group	579	1,025
SEEK Ltd.	38	560
Sonic Healthcare Ltd.	50	1,197
South32 Ltd.	517	1,301
Stockland	267	719
Suncorp Group Ltd.	145	1,301
Telstra Group Ltd.	457	1,310
Transurban Group	348	3,315
Treasury Wine Estates Ltd.	82	615
Vicinity Ltd.	433	534
Washington H Soul Pattinson & Co. Ltd.	26	561
Wesfarmers Ltd.	129	4,243

SECURITY DESCRIPTION	SHARES	VALUE ($)

Australia — continued
Westpac Banking Corp.	398	5,661
WiseTech Global Ltd.	19	1,013
Woodside Energy Group Ltd.	215	4,974
Woolworths Group Ltd.	138	3,657

		127,691

Austria — 0.3%
Erste Group Bank AG	117	4,119
OMV AG	71	3,011
Verbund AG	26	2,065
voestalpine AG	68	2,437

		11,632

Belgium — 1.7%
Ageas SA	55	2,219
Anheuser-Busch InBev SA	898	50,908
D’ieteren Group	1	161
Elia Group SA	11	1,454
Groupe Bruxelles Lambert NV	34	2,660
KBC Group NV	85	5,951
Sofina SA	5	1,102
Solvay SA	3	348
UCB SA	40	3,517
Umicore SA	9	250
Warehouses De Pauw CVA	7	186

		68,756

Canada — 1.0%
Agnico Eagle Mines Ltd.	11	570
Air Canada (a)	4	77
Algonquin Power & Utilities Corp.	16	131
Alimentation Couche-Tard, Inc.	18	935
AltaGas Ltd.	6	116
ARC Resources Ltd.	14	188
Bank of Montreal	16	1,487
Bank of Nova Scotia (The)	28	1,383
Barrick Gold Corp.	41	691
BCE, Inc.	2	77
Brookfield Asset Management Ltd., Class A	8	267
Brookfield Corp.	33	1,101
BRP, Inc.	1	72
CAE, Inc. (a)	7	165
Cameco Corp.	10	315
Canadian Apartment Properties REIT	2	75
Canadian Imperial Bank of Commerce	21	897
Canadian National Railway Co.	13	1,596
Canadian Natural Resources Ltd.	26	1,444
Canadian Pacific Kansas City Ltd.	22	1,744
Canadian Tire Corp. Ltd., Class A	1	169
Canadian Utilities Ltd., Class A	3	79
CCL Industries, Inc., Class B	3	169
Cenovus Energy, Inc.	33	564
CGI, Inc. (a)	5	518
Constellation Software, Inc.	— (h)	968

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	19

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Descartes Systems Group, Inc. (The) (a)	2	158
Dollarama, Inc.	7	448
Element Fleet Management Corp.	9	139
Emera, Inc.	6	259
Empire Co. Ltd., Class A	4	102
Enbridge, Inc.	47	1,746
Fairfax Financial Holdings Ltd.	1	393
First Quantum Minerals Ltd.	14	324
FirstService Corp.	1	143
Fortis, Inc.	11	484
Franco-Nevada Corp.	4	634
George Weston Ltd.	1	171
GFL Environmental, Inc.	5	208
Gildan Activewear, Inc., Class A	4	136
Great-West Lifeco, Inc.	6	188
Hydro One Ltd. (e)	8	217
iA Financial Corp., Inc.	2	163
IGM Financial, Inc.	2	59
Imperial Oil Ltd.	5	241
Intact Financial Corp.	4	628
Ivanhoe Mines Ltd., Class A (a)	14	130
Keyera Corp.	5	122
Kinross Gold Corp.	29	139
Loblaw Cos. Ltd.	4	341
Lundin Mining Corp.	15	118
Magna International, Inc.	6	356
Manulife Financial Corp.	43	811
Metro, Inc.	5	306
National Bank of Canada	8	584
Northland Power, Inc.	6	121
Nutrien Ltd.	12	685
Nuvei Corp. (a)	1	44
Onex Corp.	2	88
Open Text Corp.	6	262
Pan American Silver Corp.	8	124
Parkland Corp.	3	81
Pembina Pipeline Corp.	13	400
Power Corp. of Canada	13	363
Quebecor, Inc., Class B	4	88
RB Global, Inc.	4	253
Restaurant Brands International, Inc.	7	532
RioCan Real Estate Investment Trust	3	49
Rogers Communications, Inc., Class B	8	376
Royal Bank of Canada	32	3,071
Saputo, Inc.	6	131
Shopify, Inc., Class A (a)	28	1,795
Sun Life Financial, Inc.	14	710
Suncor Energy, Inc.	31	906
TC Energy Corp.	24	954
Teck Resources Ltd., Class B	11	445
TELUS Corp.	11	213
TFI International, Inc.	2	206
Thomson Reuters Corp.	4	488
TMX Group Ltd.	6	146

SECURITY DESCRIPTION	SHARES	VALUE ($)

Canada — continued
Toromont Industries Ltd.	2	157
Toronto-Dominion Bank (The)	42	2,619
Tourmaline Oil Corp.	7	352
West Fraser Timber Co. Ltd.	1	115
Wheaton Precious Metals Corp.	10	453
WSP Global, Inc.	3	382

		42,155

Chile — 0.1%
Antofagasta plc	231	4,290

China — 0.0% (g)
Silergy Corp.	41	511

Denmark — 3.6%
AP Moller—Maersk A/S, Class A	1	1,697
AP Moller—Maersk A/S, Class B	2	2,769
Carlsberg A/S, Class B	102	16,314
Chr Hansen Holding A/S	4	311
Coloplast A/S, Class B	5	619
Danske Bank A/S (a)	235	5,712
Demant A/S (a)	4	175
DSV A/S	58	12,224
Genmab A/S (a)	3	1,068
Novo Nordisk A/S, Class B	518	83,728
Novozymes A/S, Class B	8	395
Orsted AS (e)	72	6,822
Pandora A/S	46	4,090
ROCKWOOL A/S, Class B	3	741
Tryg A/S	123	2,664
Vestas Wind Systems A/S (a)	316	8,412

		147,741

Finland — 0.9%
Elisa OYJ	6	321
Fortum OYJ	171	2,282
Kesko OYJ, Class B	11	212
Kone OYJ, Class B	106	5,561
Metso OYJ	208	2,507
Neste OYJ	18	678
Nokia OYJ	228	953
Nordea Bank Abp	1,105	12,034
Orion OYJ, Class B	34	1,404
Sampo OYJ, Class A	156	7,020
Stora Enso OYJ, Class R	25	288
UPM-Kymmene OYJ	23	681
Wartsila OYJ Abp	149	1,685

		35,626

France — 14.7%
Accor SA	8	287
Aeroports de Paris	9	1,337
Air Liquide SA	22	3,977
Airbus SE	186	26,835
Alstom SA	101	3,010
Amundi SA (e)	21	1,226

SEE NOTES TO FINANCIAL STATEMENTS.

20	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
France — continued
Arkema SA	3	244
AXA SA	624	18,448
BioMerieux	2	183
BNP Paribas SA	378	23,865
Bollore SE	39	243
Bouygues SA	65	2,180
Bureau Veritas SA	92	2,526
Capgemini SE	7	1,307
Carrefour SA	24	462
Cie de Saint-Gobain	154	9,346
Cie Generale des Etablissements Michelin SCA	29	846
Covivio SA	2	104
Credit Agricole SA	412	4,892
Danone SA	332	20,316
Dassault Aviation SA	8	1,570
Dassault Systemes SE	28	1,257
Edenred	85	5,695
Eiffage SA	23	2,399
Engie SA	695	11,576
EssilorLuxottica SA	12	2,324
Eurazeo SE	15	1,063
Gecina SA	2	206
Getlink SE	112	1,902
Hermes International	16	34,690
Ipsen SA	12	1,416
Kering SA	38	20,715
Klepierre SA	9	220
La Francaise des Jeux SAEM (e)	4	175
Legrand SA	83	8,276
L’Oreal SA	10	4,758
LVMH Moet Hennessy Louis Vuitton SE	139	131,201
Orange SA	78	911
Pernod Ricard SA	213	47,175
Publicis Groupe SA	10	785
Remy Cointreau SA	24	3,799
Renault SA	8	348
Safran SA	107	16,777
Sanofi	355	38,249
Sartorius Stedim Biotech	1	303
Schneider Electric SE	170	30,858
SEB SA	1	103
Societe Generale SA	247	6,429
Sodexo SA	4	404
Teleperformance	19	3,116
Thales SA	33	4,928
TotalEnergies SE	1,135	65,167
Unibail-Rodamco-Westfield (a)	5	256
Valeo	9	200
Veolia Environnement SA	258	8,151
Vinci SA	166	19,319
Vivendi SE	31	282
Wendel SE	9	953

SECURITY DESCRIPTION	SHARES	VALUE ($)

France — continued
Worldline SA (a) (e)	81	2,976

		602,566

Germany — 10.6%
adidas AG	82	15,856
Allianz SE (Registered)	137	31,975
BASF SE	38	1,839
Bayer AG (Registered)	308	17,027
Bayerische Motoren Werke AG	14	1,720
Bechtle AG	4	142
Beiersdorf AG	4	561
Brenntag SE	48	3,773
Carl Zeiss Meditec AG	2	179
Commerzbank AG	364	4,033
Continental AG	5	351
Covestro AG (a) (e)	8	425
Daimler Truck Holding AG	154	5,563
Delivery Hero SE (a) (e)	7	320
Deutsche Bank AG (Registered)	659	6,926
Deutsche Boerse AG	65	11,939
Deutsche Lufthansa AG (Registered) (a)	187	1,920
Deutsche Post AG (Registered)	315	15,394
Deutsche Telekom AG (Registered)	137	2,984
E.ON SE	848	10,838
Evonik Industries AG	9	171
Fresenius Medical Care AG & Co. KGaA	9	411
Fresenius SE & Co. KGaA	18	496
GEA Group AG	48	1,993
Hannover Rueck SE	21	4,360
Heidelberg Materials AG	6	513
HelloFresh SE (a)	7	172
Henkel AG & Co. KGaA	5	322
Infineon Technologies AG	934	38,470
KION Group AG	— (h)	— (h)
Knorr-Bremse AG	23	1,737
LEG Immobilien SE (a)	3	182
Mercedes-Benz Group AG	36	2,906
Merck KGaA	41	6,711
MTU Aero Engines AG	17	4,337
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	48	17,911
Nemetschek SE	61	4,558
Puma SE	53	3,219
Rational AG	2	1,152
Rheinmetall AG	14	3,737
RWE AG	240	10,460
SAP SE	1,103	150,734
Scout24 SE (e)	3	211
Siemens AG (Registered)	238	39,664
Siemens Energy AG (a)	163	2,873
Siemens Healthineers AG (e)	12	685
Symrise AG, Class A	6	581
Talanx AG	21	1,230

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	21

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Germany — continued
Telefonica Deutschland Holding AG	37	105
Volkswagen AG	1	220
Vonovia SE	30	587
Wacker Chemie AG	1	105
Zalando SE (a) (e)	9	273

		434,851

Hong Kong — 1.4%
AIA Group Ltd.	1,321	13,415
BOC Hong Kong Holdings Ltd.	423	1,296
Budweiser Brewing Co. APAC Ltd. (e)	196	506
CK Asset Holdings Ltd.	226	1,253
CK Hutchison Holdings Ltd.	306	1,865
CK Infrastructure Holdings Ltd.	73	385
CLP Holdings Ltd.	187	1,453
ESR Group Ltd. (e)	226	390
Futu Holdings Ltd., ADR (a)	6	249
Galaxy Entertainment Group Ltd. (a)	247	1,574
Hang Lung Properties Ltd.	207	320
Hang Seng Bank Ltd.	87	1,237
Henderson Land Development Co. Ltd.	169	503
HKT Trust & HKT Ltd.	429	500
Hong Kong & China Gas Co. Ltd.	1,274	1,103
Hong Kong Exchanges & Clearing Ltd.	132	5,005
Hongkong Land Holdings Ltd.	126	494
Jardine Matheson Holdings Ltd.	18	918
Link REIT	289	1,607
MTR Corp. Ltd.	179	822
New World Development Co. Ltd.	174	430
Power Assets Holdings Ltd.	159	832
Prudential plc	936	13,226
Sino Land Co. Ltd.	418	515
SITC International Holdings Co. Ltd.	153	280
Sun Hung Kai Properties Ltd.	165	2,078
Swire Pacific Ltd., Class A	49	376
Swire Properties Ltd.	139	342
Techtronic Industries Co. Ltd.	156	1,701
WH Group Ltd. (e)	944	503
Wharf Real Estate Investment Co. Ltd.	191	958
Xinyi Glass Holdings Ltd.	193	302

		56,438

Ireland — 0.9%
AerCap Holdings NV (a)	52	3,306
AIB Group plc	452	1,903
Bank of Ireland Group plc	361	3,448
CRH plc	32	1,742
DCC plc	31	1,724
Experian plc	288	11,071
Flutter Entertainment plc (a)	7	1,508
James Hardie Industries plc, CDI (a)	50	1,340
Kerry Group plc, Class A	82	8,039
Kingspan Group plc	48	3,218

SECURITY DESCRIPTION	SHARES	VALUE ($)

Ireland — continued
Smurfit Kappa Group plc	11	373

		37,672

Italy — 2.7%
Amplifon SpA	5	192
Assicurazioni Generali SpA	344	7,005
Bio On Spa (a) (bb) (cc)	1	—
Davide Campari-Milano NV	541	7,497
DiaSorin SpA	1	119
Enel SpA	3,090	20,831
Eni SpA	1,114	16,043
Ferrari NV	5	1,741
FinecoBank Banca Fineco SpA	208	2,806
Infrastrutture Wireless Italiane SpA (e)	14	187
Intesa Sanpaolo SpA	5,491	14,395
Mediobanca Banca di Credito Finanziario SpA	188	2,254
Moncler SpA	104	7,174
Nexi SpA (a) (e)	199	1,562
Poste Italiane SpA (e)	178	1,931
Prysmian SpA	80	3,337
Recordati Industria Chimica e Farmaceutica SpA	32	1,551
Snam SpA	803	4,199
Telecom Italia SpA (a)	389	110
Terna—Rete Elettrica Nazionale	541	4,612
UniCredit SpA	628	14,597

		112,143

Japan — 6.3%
Advantest Corp.	8	1,077
Aeon Co. Ltd.	27	559
AGC, Inc.	9	309
Aisin Corp.	6	188
Ajinomoto Co., Inc.	19	749
ANA Holdings, Inc. (a)	7	157
Asahi Group Holdings Ltd.	20	776
Asahi Intecc Co. Ltd.	9	181
Asahi Kasei Corp.	53	357
Astellas Pharma, Inc.	76	1,124
Azbil Corp.	5	152
Bandai Namco Holdings, Inc.	25	581
BayCurrent Consulting, Inc.	5	203
Bridgestone Corp.	24	978
Brother Industries Ltd.	10	143
Canon, Inc.	42	1,096
Capcom Co. Ltd.	256	10,140
Central Japan Railway Co.	6	752
Chiba Bank Ltd. (The)	22	131
Chubu Electric Power Co., Inc.	27	323
Chugai Pharmaceutical Co. Ltd.	28	797
COLOPL, Inc.	83	378
Concordia Financial Group Ltd.	43	170

SEE NOTES TO FINANCIAL STATEMENTS.

22	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
CyberAgent, Inc.	18	129
Dai Nippon Printing Co. Ltd.	9	256
Daifuku Co. Ltd.	13	260
Dai-ichi Life Holdings, Inc.	39	746
Daiichi Sankyo Co. Ltd.	77	2,453
Daikin Industries Ltd.	11	2,254
Daito Trust Construction Co. Ltd.	3	263
Daiwa House Industry Co. Ltd.	25	661
Daiwa House REIT Investment Corp., Class A	— (h)	176
Daiwa Securities Group, Inc.	55	285
DeNA Co. Ltd.	105	1,369
Denso Corp.	18	1,214
Dentsu Group, Inc.	9	280
Disco Corp.	4	618
East Japan Railway Co.	13	699
Eisai Co. Ltd.	11	718
ENEOS Holdings, Inc.	121	415
FANUC Corp.	40	1,404
Fast Retailing Co. Ltd.	7	1,872
Fuji Electric Co. Ltd.	5	229
FUJIFILM Holdings Corp.	16	930
Fujitsu Ltd.	7	958
GLP J-Reit	— (h)	185
GMO Payment Gateway, Inc.	2	133
Gree, Inc.	90	401
GungHo Online Entertainment, Inc.	63	1,233
Hakuhodo DY Holdings, Inc.	10	106
Hamamatsu Photonics KK	6	285
Hankyu Hanshin Holdings, Inc.	10	317
Hikari Tsushin, Inc.	1	129
Hirose Electric Co. Ltd.	1	173
Hitachi Construction Machinery Co. Ltd.	5	129
Hitachi Ltd.	39	2,431
Honda Motor Co. Ltd.	64	1,945
Hoshizaki Corp.	5	169
Hoya Corp.	15	1,783
Hulic Co. Ltd.	16	135
Ibiden Co. Ltd.	5	273
Idemitsu Kosan Co. Ltd.	9	171
Iida Group Holdings Co. Ltd.	7	113
Inpex Corp.	41	447
Isuzu Motors Ltd.	24	292
ITOCHU Corp.	50	1,970
Itochu Techno-Solutions Corp.	4	99
Japan Airlines Co. Ltd.	6	126
Japan Exchange Group, Inc.	21	364
Japan Metropolitan Fund Invest	— (h)	193
Japan Post Bank Co. Ltd.	62	482
Japan Post Holdings Co. Ltd.	92	658
Japan Post Insurance Co. Ltd.	8	126
Japan Real Estate Investment Corp.	— (h)	206
Japan Tobacco, Inc.	50	1,097
JFE Holdings, Inc.	21	295

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
JSR Corp.	8	216
Kajima Corp.	18	264
Kansai Electric Power Co., Inc. (The)	30	371
KAO Corp.	19	704
Kawasaki Kisen Kaisha Ltd.	6	142
KDDI Corp.	62	1,927
Keio Corp.	4	132
Keisei Electric Railway Co. Ltd.	5	224
Keyence Corp.	8	3,849
Kikkoman Corp.	6	326
Kintetsu Group Holdings Co. Ltd.	8	263
Kirin Holdings Co. Ltd.	33	475
Kobayashi Pharmaceutical Co. Ltd.	2	120
Kobe Bussan Co. Ltd.	6	161
Koei Tecmo Holdings Co. Ltd.	173	3,004
Koito Manufacturing Co. Ltd.	9	156
Komatsu Ltd.	39	1,044
Konami Group Corp.	148	7,777
Kose Corp.	1	135
Kubota Corp.	42	619
Kurita Water Industries Ltd.	4	169
Kyocera Corp.	13	728
Kyowa Kirin Co. Ltd.	11	209
Lasertec Corp.	3	484
Lixil Corp.	12	155
M3, Inc.	18	397
Makita Corp.	9	263
Marubeni Corp.	64	1,087
MatsukiyoCocokara & Co.	5	270
Mazda Motor Corp.	24	230
McDonald’s Holdings Co. Japan Ltd.	4	140
MEIJI Holdings Co. Ltd.	9	205
MINEBEA MITSUMI, Inc.	15	286
MISUMI Group, Inc.	12	238
Mitsubishi Chemical Group Corp.	53	318
Mitsubishi Corp.	52	2,500
Mitsubishi Electric Corp.	81	1,139
Mitsubishi Estate Co. Ltd.	47	558
Mitsubishi HC Capital, Inc.	37	219
Mitsubishi Heavy Industries Ltd.	13	626
Mitsubishi UFJ Financial Group, Inc.	476	3,512
Mitsui & Co. Ltd.	55	2,074
Mitsui Chemicals, Inc.	7	206
Mitsui Fudosan Co. Ltd.	38	749
Mitsui OSK Lines Ltd.	14	342
MIXI, Inc.	56	1,044
Mizuho Financial Group, Inc.	101	1,538
MonotaRO Co. Ltd.	10	133
MS&AD Insurance Group Holdings, Inc.	18	630
Murata Manufacturing Co. Ltd.	24	1,379
NEC Corp.	10	500
Nexon Co. Ltd.	577	11,055
NGK Insulators Ltd.	9	112
NIDEC CORP	17	959

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	23

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Nintendo Co. Ltd.	1,533	69,905
Nippon Building Fund, Inc.	— (h)	248
NIPPON EXPRESS HOLDINGS INC	3	169
Nippon Paint Holdings Co. Ltd.	40	330
Nippon Prologis REIT, Inc.	— (h)	187
Nippon Sanso Holdings Corp.	7	156
Nippon Shinyaku Co. Ltd.	2	90
Nippon Steel Corp.	34	705
Nippon Telegraph & Telephone Corp.	1,248	1,476
Nippon Yusen KK	20	451
Nissan Chemical Corp.	5	233
Nissan Motor Co. Ltd.	98	400
Nisshin Seifun Group, Inc.	8	98
Nissin Foods Holdings Co. Ltd.	3	215
Nitori Holdings Co. Ltd.	3	371
Nitto Denko Corp.	6	460
Nomura Holdings, Inc.	120	459
Nomura Real Estate Holdings, Inc.	5	107
Nomura Real Estate Master Fund, Inc.	— (h)	202
Nomura Research Institute Ltd.	16	448
NTT Data Corp.	26	366
Obayashi Corp.	27	234
Obic Co. Ltd.	3	465
Odakyu Electric Railway Co. Ltd.	13	168
Oji Holdings Corp.	36	135
Olympus Corp.	50	791
Omron Corp.	7	454
Ono Pharmaceutical Co. Ltd.	16	294
Open House Group Co. Ltd.	3	116
Oracle Corp. Japan	2	119
Oriental Land Co. Ltd.	46	1,774
ORIX Corp.	49	894
Osaka Gas Co. Ltd.	16	242
Otsuka Corp.	5	187
Otsuka Holdings Co. Ltd.	16	598
Pan Pacific International Holdings Corp.	16	279
Panasonic Holdings Corp.	92	1,129
Persol Holdings Co. Ltd.	7	134
Rakuten Group, Inc.	63	220
Recruit Holdings Co. Ltd.	60	1,918
Renesas Electronics Corp. (a)	53	1,002
Resona Holdings, Inc.	89	428
Ricoh Co. Ltd.	23	196
Rohm Co. Ltd.	4	350
SBI Holdings, Inc.	10	199
SCSK Corp.	7	105
Secom Co. Ltd.	9	596
Seiko Epson Corp.	12	190
Sekisui Chemical Co. Ltd.	15	220
Sekisui House Ltd.	26	521
Seven & i Holdings Co. Ltd.	31	1,357
SG Holdings Co. Ltd.	14	193
Sharp Corp.	9	52
Shimadzu Corp.	10	303

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan — continued
Shimano, Inc.	3	536
Shimizu Corp.	23	144
Shin-Etsu Chemical Co. Ltd.	76	2,540
Shionogi & Co. Ltd.	11	456
Shiseido Co. Ltd.	17	757
Shizuoka Financial Group, Inc.	18	133
SMC Corp.	2	1,334
SoftBank Corp.	120	1,280
SoftBank Group Corp.	43	2,023
Sompo Holdings, Inc.	13	588
Sony Group Corp.	53	4,748
Square Enix Holdings Co. Ltd.	127	5,890
Subaru Corp.	26	484
SUMCO Corp.	15	209
Sumitomo Chemical Co. Ltd.	58	176
Sumitomo Corp.	47	997
Sumitomo Electric Industries Ltd.	30	369
Sumitomo Metal Mining Co. Ltd.	10	329
Sumitomo Mitsui Financial Group, Inc.	55	2,336
Sumitomo Mitsui Trust Holdings, Inc.	14	493
Sumitomo Realty & Development Co. Ltd.	12	297
Suntory Beverage & Food Ltd.	6	210
Suzuki Motor Corp.	16	562
Sysmex Corp.	7	486
T&D Holdings, Inc.	21	302
Taisei Corp.	7	248
Takeda Pharmaceutical Co. Ltd.	66	2,074
TDK Corp.	16	632
Terumo Corp.	28	895
TIS, Inc.	9	228
Tobu Railway Co. Ltd.	8	212
Toho Co. Ltd.	5	179
Tokio Marine Holdings, Inc.	75	1,734
Tokyo Electric Power Co. Holdings, Inc. (a)	64	236
Tokyo Electron Ltd.	19	2,693
Tokyo Gas Co. Ltd.	17	360
Tokyu Corp.	22	265
TOPPAN INC	10	218
Toray Industries, Inc.	57	319
Toshiba Corp.	17	540
Tosoh Corp.	11	127
TOTO Ltd.	6	166
Toyota Industries Corp.	6	437
Toyota Motor Corp.	442	7,110
Toyota Tsusho Corp.	9	440
Trend Micro, Inc.	6	271
Unicharm Corp.	17	625
USS Co. Ltd.	9	141
Welcia Holdings Co. Ltd.	4	81
West Japan Railway Co.	9	378
Yakult Honsha Co. Ltd.	5	342
Yamaha Corp.	6	223
Yamaha Motor Co. Ltd.	12	354
Yamato Holdings Co. Ltd.	12	214

SEE NOTES TO FINANCIAL STATEMENTS.

24	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Yaskawa Electric Corp.	10	456
Yokogawa Electric Corp.	10	178
Z Holdings Corp.	110	266
ZOZO, Inc.	5	110

		255,709

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	52	1,244

Luxembourg — 0.2%
ArcelorMittal SA	283	7,710
Eurofins Scientific SE	6	356
Tenaris SA	21	314

		8,380

Macau — 0.0% (g)
Sands China Ltd. (a)	277	948

Netherlands — 8.2%
ABN AMRO Bank NV, CVA, GDR (e)	137	2,135
Adyen NV (a) (e)	7	12,788
Aegon NV	580	2,942
Akzo Nobel NV	7	583
Argenx SE (a)	2	928
ASM International NV	34	14,237
ASML Holding NV	288	209,130
Euronext NV (e)	29	1,975
EXOR NV	37	3,272
Ferrovial SE	160	5,053
Heineken Holding NV	119	10,380
Heineken NV	268	27,558
IMCD NV	18	2,567
ING Groep NV	1,232	16,609
JDE Peet’s NV	65	1,940
Just Eat Takeaway.com NV (a) (e)	9	140
Koninklijke Ahold Delhaize NV	42	1,416
Koninklijke KPN NV	136	484
Koninklijke Philips NV	39	854
NN Group NV	86	3,167
OCI NV	5	115
Prosus NV (a)	34	2,492
QIAGEN NV (a)	9	421
Randstad NV	35	1,833
Stellantis NV	95	1,671
Universal Music Group NV	34	762
Wolters Kluwer NV	81	10,241

		335,693

New Zealand — 0.1%
Auckland International Airport Ltd. (a)	144	757
Fisher & Paykel Healthcare Corp. Ltd.	66	997
Mercury NZ Ltd.	78	312
Meridian Energy Ltd.	144	497
Spark New Zealand Ltd.	209	655
Xero Ltd. (a)	16	1,305

		4,523

SECURITY DESCRIPTION	SHARES	VALUE ($)

Norway — 0.9%
Adevinta ASA, Class B (a)	12	78
Aker BP ASA	14	320
DNB Bank ASA	316	5,908
Equinor ASA	457	13,299
Gjensidige Forsikring ASA	69	1,107
Kongsberg Gruppen ASA	28	1,250
Mowi ASA	227	3,607
Norsk Hydro ASA	785	4,678
Orkla ASA	387	2,785
Salmar ASA	38	1,530
Telenor ASA	30	303
Yara International ASA	7	254

		35,119

Portugal — 0.2%
EDP — Energias de Portugal SA	1,130	5,524
Galp Energia SGPS SA	236	2,762
Jeronimo Martins SGPS SA	12	337

		8,623

Singapore — 0.6%
CapitaLand Ascendas REIT	373	752
CapitaLand Integrated Commercial Trust	596	844
CapitaLand Investment Ltd.	296	727
City Developments Ltd.	56	281
DBS Group Holdings Ltd.	205	4,794
Genting Singapore Ltd.	695	485
Grab Holdings Ltd., Class A (a)	213	730
Jardine Cycle & Carriage Ltd.	11	281
Keppel Corp. Ltd.	164	817
Mapletree Logistics Trust	374	450
Mapletree Pan Asia Commercial Trust	281	338
Oversea-Chinese Banking Corp. Ltd.	384	3,491
Sea Ltd., ADR (a)	41	2,400
Seatrium Ltd. (a)	4,667	433
Singapore Airlines Ltd.	152	805
Singapore Exchange Ltd.	94	672
Singapore Technologies Engineering Ltd.	174	474
Singapore Telecommunications Ltd.	950	1,759
United Overseas Bank Ltd.	143	2,972
UOL Group Ltd.	56	267
Venture Corp. Ltd.	33	360
Wilmar International Ltd.	214	604

		24,736

South Korea — 0.9%
CosmoAM&T Co. Ltd. (a)	3	444
Samsung Electronics Co. Ltd.	563	31,003
Samsung Electronics Co. Ltd. (Registered), GDR	4	5,753

		37,200

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	25

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Spain — 2.5%
Acciona SA	10	1,678
ACS Actividades de Construccion y Servicios SA	66	2,308
Aena SME SA (e)	24	3,813
Amadeus IT Group SA (a)	19	1,455
Banco Bilbao Vizcaya Argentaria SA	2,054	15,780
Banco Santander SA	5,605	20,749
CaixaBank SA	1,408	5,832
Cellnex Telecom SA (e)	24	980
Corp. ACCIONA Energias Renovables SA	28	944
EDP Renovaveis SA	98	1,952
Enagas SA	62	1,211
Endesa SA	129	2,776
Grifols SA (a)	13	170
Iberdrola SA	2,227	29,079
Industria de Diseno Textil SA	47	1,811
Naturgy Energy Group SA	54	1,598
Redeia Corp. SA	104	1,745
Repsol SA	638	9,276
Telefonica SA	224	908

		104,065

Sweden — 2.9%
Alfa Laval AB	91	3,314
Assa Abloy AB, Class B	313	7,535
Atlas Copco AB, Class A	840	12,134
Atlas Copco AB, Class B	488	6,089
Beijer Ref AB, Class B	118	1,511
Boliden AB	160	4,624
Embracer Group AB, Class B (a)	26	64
Epiroc AB, Class A	206	3,901
Epiroc AB, Class B	123	1,984
EQT AB	121	2,323
Essity AB, Class B	26	691
Evolution AB (e)	8	994
Fastighets AB Balder, Class B (a)	29	107
Getinge AB, Class B	10	180
H & M Hennes & Mauritz AB, Class B	28	473
Hexagon AB, Class B	89	1,091
Holmen AB, Class B	4	143
Husqvarna AB, Class B	133	1,204
Industrivarden AB, Class A	45	1,246
Industrivarden AB, Class C	52	1,435
Indutrade AB	86	1,931
Investment AB Latour, Class B	46	918
Investor AB, Class A	148	2,954
Investor AB, Class B	589	11,790
Kinnevik AB, Class B (a)	82	1,140
L E Lundbergforetagen AB, Class B	26	1,116
Lifco AB, Class B	73	1,600
Nibe Industrier AB, Class B	473	4,499
Saab AB, Class B	25	1,355
Sagax AB, Class B	8	155
Sandvik AB	334	6,514

SECURITY DESCRIPTION	SHARES	VALUE ($)

Sweden — continued
Securitas AB, Class B	152	1,250
Skandinaviska Enskilda Banken AB, Class A	550	6,087
Skanska AB, Class B	107	1,495
SKF AB, Class B	107	1,856
Svenska Cellulosa AB SCA, Class B	25	324
Svenska Handelsbanken AB, Class A	497	4,163
Swedbank AB, Class A	289	4,873
Swedish Orphan Biovitrum AB (a)	7	138
Tele2 AB, Class B	24	195
Telefonaktiebolaget LM Ericsson, Class B	122	661
Telia Co. AB	107	234
Volvo AB, Class A	62	1,322
Volvo AB, Class B	473	9,783
Volvo Car AB, Class B (a)	28	113

		117,509

Switzerland — 16.5%
ABB Ltd. (Registered)	492	19,359
Adecco Group AG (Registered)	50	1,641
Alcon, Inc.	21	1,748
Bachem Holding AG, Class B	1	129
Baloise Holding AG (Registered)	16	2,309
Banque Cantonale Vaudoise (Registered)	10	1,088
Barry Callebaut AG (Registered)	3	5,356
BKW AG	8	1,403
Chocoladefabriken Lindt & Spruengli AG	1	9,731
Chocoladefabriken Lindt & Spruengli AG (Registered)	— (h)	10,426
Cie Financiere Richemont SA (Registered), Class A	263	44,685
Clariant AG (Registered) (a)	9	136
Coca-Cola HBC AG	228	6,793
DSM-Firmenich AG (a)	7	792
Dufry AG (Registered) (a)	4	188
EMS-Chemie Holding AG (Registered)	— (h)	219
Geberit AG (Registered)	11	5,583
Givaudan SA (Registered)	— (h)	1,284
Glencore plc	6,235	35,353
Helvetia Holding AG (Registered)	13	1,702
Holcim AG (a)	23	1,580
Julius Baer Group Ltd.	73	4,600
Kuehne + Nagel International AG (Registered)	17	5,028
Logitech International SA (Registered)	7	425
Lonza Group AG (Registered)	3	1,892
Nestle SA (Registered)	2,129	256,085
Novartis AG (Registered)	642	64,702
Partners Group Holding AG	8	7,280
Roche Holding AG	230	70,481
Schindler Holding AG	13	2,995
Schindler Holding AG (Registered)	7	1,654
SGS SA (Registered)	47	4,433
SIG Group AG (a)	13	353

SEE NOTES TO FINANCIAL STATEMENTS.

26	SIX CIRCLES TRUST	JUNE 30, 2023

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Switzerland — continued
Sika AG (Registered)	6	1,785
Sonova Holding AG (Registered)	2	576
STMicroelectronics NV	489	24,383
Straumann Holding AG (Registered)	5	769
Swatch Group AG (The)	15	4,250
Swatch Group AG (The) (Registered)	27	1,469
Swiss Life Holding AG (Registered)	10	6,144
Swiss Prime Site AG (Registered)	3	291
Swiss Re AG	103	10,349
Swisscom AG (Registered)	1	685
Temenos AG (Registered)	3	207
UBS Group AG (Registered)	1,118	22,660
VAT Group AG (e)	8	3,511
Zurich Insurance Group AG	51	24,361

		672,873

Taiwan — 1.7%
ASE Technology Holding Co. Ltd.	384	1,366
eMemory Technology, Inc.	8	573
Global Unichip Corp.	11	569
Globalwafers Co. Ltd.	28	449
MediaTek, Inc.	191	4,228
Nanya Technology Corp.	153	349
Novatek Microelectronics Corp.	73	1,002
Powerchip Semiconductor Manufacturing Corp.	378	377
Realtek Semiconductor Corp.	58	723
Taiwan Semiconductor Manufacturing Co. Ltd.	3,091	57,101
United Microelectronics Corp.	1,412	2,219
Vanguard International Semiconductor Corp.	111	315
Win Semiconductors Corp.	42	223
Winbond Electronics Corp. (a)	375	332

		69,826

United Arab Emirates — 0.0% (g)
NMC Health plc (a) (bb) (cc)	16	—

United Kingdom — 16.3%
3i Group plc	331	8,203
abrdn plc	681	1,890
Admiral Group plc	72	1,902
Anglo American plc	742	21,131
Ashtead Group plc	137	9,517
Associated British Foods plc	181	4,591
AstraZeneca plc	485	69,563
Auto Trader Group plc (e)	40	312
Aviva plc	947	4,765
BAE Systems plc	955	11,265
Barclays plc	5,295	10,345
Barratt Developments plc	41	215
Berkeley Group Holdings plc	5	234
BP plc	8,491	49,438
British American Tobacco plc	90	2,992

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom — continued
British Land Co. plc (The)	38	147
BT Group plc, Class A	294	458
Bunzl plc	106	4,026
Burberry Group plc	190	5,138
Centrica plc	238	375
CNH Industrial NV	320	4,614
Coca-Cola Europacific Partners plc	213	13,705
Compass Group plc	74	2,069
Croda International plc	6	427
Diageo plc	2,332	100,263
Endeavour Mining plc	108	2,602
Entain plc	25	410
GSK plc	1,281	22,709
Haleon plc	214	878
Halma plc	16	472
Hargreaves Lansdown plc	122	1,270
HSBC Holdings plc	6,800	53,843
Imperial Brands plc	37	815
Informa plc	60	556
InterContinental Hotels Group plc	7	516
Intertek Group plc	51	2,738
J Sainsbury plc	71	241
JD Sports Fashion plc	116	215
Johnson Matthey plc	8	168
Kingfisher plc	79	234
Land Securities Group plc	29	212
Legal & General Group plc	2,033	5,886
Lloyds Banking Group plc	22,548	12,500
London Stock Exchange Group plc	137	14,536
M&G plc	756	1,839
Mondi plc	21	313
National Grid plc	156	2,065
NatWest Group plc	1,949	5,957
Next plc	5	466
Ocado Group plc (a)	26	185
Pearson plc	28	296
Persimmon plc	13	172
Phoenix Group Holdings plc	256	1,732
Reckitt Benckiser Group plc	30	2,279
RELX plc	595	19,865
Rentokil Initial plc	789	6,165
Rio Tinto plc	658	41,800
Rolls-Royce Holdings plc (a)	2,623	5,043
Sage Group plc (The)	44	515
Schroders plc	275	1,532
Segro plc	52	473
Severn Trent plc	11	356
Shell plc	3,286	98,025
Smith & Nephew plc	37	590
Smiths Group plc	111	2,329
Spirax-Sarco Engineering plc	23	3,046
SSE plc	46	1,084
St James’s Place plc	188	2,602
Standard Chartered plc	818	7,117

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	27

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
United Kingdom — continued
Taylor Wimpey plc	157	205
Tesco plc	311	980
Unilever plc	107	5,571
United Utilities Group plc	29	359
Vodafone Group plc	960	906
Whitbread plc	8	366
Wise plc, Class A (a)	211	1,766
WPP plc	45	470

		664,855

United States — 0.0% (g)
Brookfield Renewable Corp., Class A	3	94
Parade Technologies Ltd.	10	347

		441

Total Common Stocks (Cost $3,466,455)		4,023,816

Preferred Stocks — 0.2%
Germany — 0.1%
Bayerische Motoren Werke AG	2	285
Dr Ing hc F Porsche AG (e)	5	602
Henkel AG & Co. KGaA	7	567
Porsche Automobil Holding SE (a)	6	387
Sartorius AG	1	380
Volkswagen AG	9	1,182

		3,403

South Korea — 0.1%
Samsung Electronics Co. Ltd.	97	4,423

Total Preferred Stocks (Cost $6,571)		7,826

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)		VALUE ($)
Short-Term Investments — 0.9%
Time Deposits — 0.9%
Australia & New Zealand Banking Group Ltd., 2.77%, 07/03/2023	AUD	729	486
4.42%, 07/03/2023		1,078	1,078
Brown Brothers Harriman, 1.97%, 07/03/2023	DKK	8,012	1,174
2.22%, 07/03/2023	SEK	3,333	309
2.60%, 07/03/2023	NOK	2,249	210
2.80%, 07/03/2023	SGD	409	303
3.47%, 07/03/2023	HKD	2,157	275
3.90%, 07/03/2023	NZD	140	86
Citibank NA, 2.37%, 07/03/2023	EUR	5,354	5,842
4.42%, 07/03/2023		1,874	1,874
Royal Bank of Canada, 3.54%, 07/04/2023	CAD	217	164
Skandinaviska Enskilda Banken AB, 0.65%, 07/03/2023	CHF	2,383	2,662
2.37%, 07/03/2023	EUR	5,646	6,161
3.92%, 07/03/2023	GBP	4,522	5,742
4.42%, 07/03/2023		1,595	1,595
Sumitomo Mitsui Banking Corp., (0.37%), 07/03/2023	JPY	346,086	2,398
4.42%, 07/03/2023		— (h)	— (h)
Sumitomo Mitsui Trust Bank Ltd., 4.42%, 07/03/2023		6,905	6,905

Total Short-Term Investments (Cost $37,264)			37,264

Total Investments — 99.4% (Cost — $3,510,290) *			4,068,906

Other Assets in Excess of Liabilities — 0.6%			22,855

NET ASSETS — 100.0%			$4,091,761

Percentages indicated are based on net assets.

Futures contracts outstanding as of June 30, 2023:
Exchange Traded
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts

ASX SPI 200 Index	13	09/2023	AUD	1,538	12

Euro STOXX 50 Index	353	09/2023	EUR	16,777	275

FTSE 100 Index	126	09/2023	GBP	12,084	(16)

MSCI Emerging Markets Index	7	09/2023	USD	349	— (h)

S&P Toronto Stock Exchange 60 Index	1	09/2023	CAD	179	5

SGX FTSE Taiwan Index	18	07/2023	USD	1,043	(3)

SGX MSCI Singapore Index	34	07/2023	SGD	724	2

TOPIX Index	14	09/2023	JPY	2,201	18

Total unrealized appreciation (depreciation)					293

SEE NOTES TO FINANCIAL STATEMENTS.

28	SIX CIRCLES TRUST	JUNE 30, 2023

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2023

ADR	— American Depositary Receipt
CDI	— CHESS Depository Interests
CVA	— Dutch Certification
GDR	— Global Depositary Receipt
OYJ	— Public Limited Company
REIT	— Real Estate Investment Trust
(a)	— Non-income producing security.
(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	— Amount rounds to less than 0.05%.
(h)	— Amount rounds to less than 500 shares or principal/ $500.
(bb)	— Security has been valued using significant unobservable inputs.
(cc)	— Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	— The cost of securities is substantially the same for federal income tax purposes.
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

Summary of Investments by Industry, June 30, 2023

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE

Semiconductors	9.9%

Pharmaceuticals	9.6%

Banks	9.3%

Food	8.3%

Beverages	7.1%

Oil & Gas	6.7%

Apparel	5.2%

Software	5.0%

Insurance	4.9%

Mining	3.6%

Electric	3.0%

Commercial Services	2.4%

Aerospace/Defense	1.9%

Retail	1.9%

Toys/Games/Hobbies	1.7%

Diversified Financial Services	1.3%

Miscellaneous Manufacturers	1.3%

Transportation	1.3%

Machinery — Diversified	1.2%

Engineering & Construction	1.1%

Electrical Components & Equipment	1.0%

Others (Each less than 1.0%)	11.4%

Short-Term Investments	0.9%

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	29

STATEMENTS OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2023 (Unaudited)

(Amounts in thousands, except per share amounts)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$8,216,503
Cash	3
Deposits at broker for futures contracts	3,284
Prepaid expenses	4
Receivables:
Investment securities sold	83
Fund shares sold	19,464
Interest and dividends from non-affiliates	4,483
Tax reclaims	38
Variation margin on futures contracts	746

Total Assets	8,244,608

LIABILITIES:
Payables:
Due to custodian—foreign currency	2
Investment securities purchased	18,551
Fund shares redeemed	4,890
Accrued liabilities:
Investment advisory fees	494
Administration fees	99
Custodian and accounting fees	145
Trustees’ fees	3
Registration and filing fees	4
Other	175

Total Liabilities	24,363

Net Assets	$8,220,245

NET ASSETS:
Paid-in capital	$7,410,843
Total distributable earnings (loss)	809,402

Total Net Assets	$8,220,245

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	529,014
Net Asset Value, offering and redemption price per share: (a)	$15.54
Cost of investments in non-affiliates	$6,809,619

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

30	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Managed Equity Portfolio International Unconstrained Fund
ASSETS:
Investments in non-affiliates, at value	$4,068,906
Foreign currency, at value	439
Deposits at broker for futures contracts	2,076
Prepaid expenses	2
Receivables:
Investment securities sold	420
Fund shares sold	7,547
Interest and dividends from non-affiliates	3,945
Tax reclaims	17,873
Variation margin on futures contracts	252

Total Assets	4,101,460

LIABILITIES:
Payables:
Due to custodian—cash	13
Deposits from broker for futures contracts	38
Investment securities purchased	4,959
Fund shares redeemed	3,659
Accrued liabilities:
Investment advisory fees	321
Administration fees	47
Custodian and accounting fees	447
Registration and filing fees	6
Other	209

Total Liabilities	9,699

Net Assets	$4,091,761

NET ASSETS:
Paid-in capital	$3,697,048
Total distributable earnings (loss)	394,713

Total Net Assets	$4,091,761

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	323,857
Net Asset Value, offering and redemption price per share: (a)	$12.63
Cost of investments in non-affiliates	$3,510,290
Cost of foreign currency	439

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	31

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2023 (Unaudited)

(Amounts in thousands)

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$1,282
Dividend income from non-affiliates	52,978
Foreign taxes withheld	(65)

Total investment income	54,195

EXPENSES:
Investment advisory fees	8,606
Administration fees	199
Custodian and accounting fees	275
Professional fees	107
Trustees’ fees	90
Printing and mailing costs	29
Registration and filing fees	102
Transfer agency fees	14
Interest expense	39
Other	93

Total expenses	9,554

Less advisory fees waived	(7,239)

Net expenses	2,315

Net investment income (loss)	51,880

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	(135,456)
Futures contracts	4,556
Foreign currency transactions	(2)

Net realized gain (loss)	(130,902)

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	1,272,428
Futures contracts	2,211
Foreign currency translations	(2)

Change in net unrealized appreciation (depreciation)	1,274,637

Net realized/unrealized gains (losses)	1,143,735

Change in net assets resulting from operations	$1,195,615

SEE NOTES TO FINANCIAL STATEMENTS.

32	SIX CIRCLES TRUST	JUNE 30, 2023

Six Circles Managed Equity Portfolio International Unconstrained Fund
INVESTMENT INCOME:
Interest income from non-affiliates	$449
Dividend income from non-affiliates	81,810
Foreign taxes withheld	(9,740)
Other Income	2

Total investment income	72,521

EXPENSES:
Investment advisory fees	4,539
Administration fees	117
Custodian and accounting fees	671
Professional fees	63
Trustees’ fees	50
Printing and mailing costs	17
Registration and filing fees	42
Transfer agency fees	13
Interest expense	21
Other	150

Total expenses	5,683

Less advisory fees waived	(3,636)

Net expenses	2,047

Net investment income (loss)	70,474

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on:
Investments in non-affiliates	39,509
Futures contracts	212
Foreign currency transactions	(8)
Forward foreign currency exchange contracts	(470)

Net realized gain (loss)	39,243

Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	371,234
Futures contracts	636
Foreign currency translations	280

Change in net unrealized appreciation (depreciation)	372,150

Net realized/unrealized gains (losses)	411,393

Change in net assets resulting from operations	$481,867

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	33

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$51,880	$85,308
Net realized gain (loss)	(130,902)	(488,719)
Change in net unrealized appreciation (depreciation)	1,274,637	(1,017,025)

Change in net assets resulting from operations	1,195,615	(1,420,436)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(92,320)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	823,608	2,600,643

NET ASSETS:
Change in net assets	2,019,223	1,087,887
Beginning of period	6,201,022	5,113,135

End of period	$8,220,245	$6,201,022

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$1,505,540	$4,805,910
Distributions reinvested	—	92,177
Cost of shares redeemed	(681,932)	(2,297,444)

Total change in net assets resulting from capital transactions	$823,608	$2,600,643

SHARE TRANSACTIONS:
Issued	104,633	324,608
Reinvested	—	6,915
Redeemed	(48,203)	(165,040)

Change in Shares	56,430	166,483

SEE NOTES TO FINANCIAL STATEMENTS.

34	SIX CIRCLES TRUST	JUNE 30, 2023

	Six Circles Managed Equity Portfolio International Unconstrained Fund
	Period Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$70,474	$92,922
Net realized gain (loss)	39,243	(240,470)
Change in net unrealized appreciation (depreciation)	372,150	(273,180)

Change in net assets resulting from operations	481,867	(420,728)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	(94,370)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	418,227	716,277

NET ASSETS:
Change in net assets	900,094	201,179
Beginning of period	3,191,667	2,990,488

End of period	$4,091,761	$3,191,667

CAPITAL TRANSACTIONS:
Proceeds from shares issued	$716,213	$1,931,031
Distributions reinvested	—	94,213
Cost of shares redeemed	(297,986)	(1,308,967)

Total change in net assets resulting from capital transactions	$418,227	$716,277

SHARE TRANSACTIONS:
Issued	57,989	171,535
Reinvested	—	8,526
Redeemed	(24,294)	(120,867)

Change in Shares	33,695	59,194

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)	Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Six Months Ended June 30, 2023 (Unaudited)	$13.12	$0.11	$2.31	$2.42	$—	$—	$—
Year Ended December 31, 2022	16.70	0.20	(3.58)	(3.38)	(0.18)	(0.02)	(0.20)
Year Ended December 31, 2021	13.74	0.19	3.46	3.65	(0.15)	(0.54)	(0.69)
Year Ended December 31, 2020	11.00	0.21	2.99	3.20	(0.20)	(0.26)	(0.46)
Period Ended December 31, 2019*	10.00	0.14	1.05	1.19	(0.12)	(0.07)	(0.19)

*	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.

SEE NOTES TO FINANCIAL STATEMENTS.

36	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses (e)	Net investment income (loss)	Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$15.54	18.45%	$8,220,245	0.07%	1.51%	0.28%	22.74%
13.12	(20.26)	6,201,022	0.07	1.38	0.28	49.13
16.70	26.68	5,113,135	0.07	1.19	0.28	26.74
13.74	29.09	2,081,512	0.09	1.79	0.30	54.88
11.00	11.90	1,420,625	0.11	1.94	0.33	44.20

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	37

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED (continued)

	Per share operating performance:
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)		Net realized and unrealized gains (losses) on investments and foreign currency transactions	Total from investment operations	Net investment income	Net realized gain	Total distributions

Six Circles Managed Equity Portfolio International Unconstrained Fund
Six Months Ended June 30, 2023 (Unaudited)	$11.00	$0.23		$1.40	$1.63	$—	$—	$—
Year Ended December 31, 2022	12.95	0.34		(1.96)	(1.62)	(0.33)	—	(0.33)
Year Ended December 31, 2021	11.03	0.34	(g)	1.83	2.17	(0.25)	—	(0.25)
Year Ended December 31, 2020	10.28	0.21		0.74	0.95	(0.20)	—	(0.20)
Period Ended December 31, 2019*	10.00	0.20		0.24	0.44	(0.16)	—	(0.16)

*	Six Circles Managed Equity Portfolio International Unconstrained Fund was launched on April 10, 2019.
(a)	Certain expenses incurred by the Fund were not annualized for the period.
(b)	Calculated based upon average shares outstanding.
(c)	Not annualized for periods less than one year.
(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Includes interest expense, if applicable, which is less than 0.005% unless otherwise noted.
(f)	Includes interest expense, which was 0.006% for the year ended December 31, 2022.
(g)	Includes income recognized from non-cash dividends which amounted to $0.02 per share and 0.134% of average net assets for the year ended December 31, 2021.
(h)	Includes interest expense, which was 0.009% for the year ended December 31, 2021.

SEE NOTES TO FINANCIAL STATEMENTS.

38	SIX CIRCLES TRUST	JUNE 30, 2023

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (c)(d)	Net assets, end of period (000’s)	Net expenses, with interest expense		Net expenses, without interest expense	Net investment income (loss)		Expenses without waivers and reimbursements	Portfolio turnover rate (c)

$12.63	14.82%	$4,091,761	0.11	%(e)	0.11%	3.88%		0.31%	21.38%
11.00	(12.54)	3,191,667	0.14	(f)	0.13	3.08		0.34	81.90
12.95	19.76	2,990,488	0.12	(h)	0.11	2.70	(g)	0.32	32.44
11.03	9.25	1,388,623	0.20		0.19	2.22		0.40	91.56
10.28	4.41	901,626	0.26	(e)	0.26	2.86		0.48	62.67

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2023	SIX CIRCLES TRUST	39

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited)

1. Organization

Six Circles Trust (the “Trust”) was formed on November 8, 2017, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 8, 2017, as amended and restated June 12, 2018, and further amended to add fund series on September 21, 2018, November 19, 2019, and April 13, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund are two separate series of the Trust (each, a “Fund” and collectively, the “Funds”) covered by this report. The Funds are classified as “non-diversified” funds. Each Fund currently offers one class of shares. The Funds commenced operations on April 10, 2019.

The investment objective of each of the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund is to provide capital appreciation.

J.P. Morgan Private Investments Inc. (“JPMPI”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), acts as the Funds’ investment adviser (the “Adviser”). The Adviser has engaged a Sub-Adviser to manage the assets of the Funds.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the Adviser as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally, foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but

40	SIX CIRCLES TRUST	JUNE 30, 2023

not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$80,494	$—	$—	$80,494
Communications	1,382,327	—	—	1,382,327
Consumer Cyclical	468,884	—	—	468,884
Consumer Non-cyclical	1,744,625	—	—	1,744,625
Energy	479,342	—	—	479,342
Financial	788,256	—	—	788,256
Industrial	598,264	—	—	598,264
Technology	2,387,933	—	—	2,387,933
Utilities	212,982	—	—	212,982

Total Common Stocks	8,143,107	—	—	8,143,107

Short-Term Investments
Time Deposits	—	73,396	—	73,396

Total Investments in Securities	$8,143,107	$73,396	$—	$8,216,503

Appreciation in Other Financial Instruments
Futures contracts	$1,161	$—	$—	$1,161

JUNE 30, 2023	SIX CIRCLES TRUST	41

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$127,691	$—	$127,691
Austria	—	11,632	—	11,632
Belgium	—	68,756	—	68,756
Canada	42,155	—	—	42,155
Chile	—	4,290	—	4,290
China	—	511	—	511
Denmark	—	147,741	—	147,741
Finland	—	35,626	—	35,626
France	—	602,566	—	602,566
Germany	—	434,851	—	434,851
Hong Kong	249	56,189	—	56,438
Ireland	3,306	34,366	—	37,672
Italy	—	112,143	—	112,143
Japan	140	255,569	—	255,709
Jordan	—	1,244	—	1,244
Luxembourg	—	8,380	—	8,380
Macau	—	948	—	948
Netherlands	6,993	328,700	—	335,693
New Zealand	—	4,523	—	4,523
Norway	—	35,119	—	35,119
Portugal	—	8,623	—	8,623
Singapore	3,130	21,606	—	24,736
South Korea	—	37,200	—	37,200
Spain	—	104,065	—	104,065
Sweden	—	117,509	—	117,509
Switzerland	792	672,081	—	672,873
Taiwan	—	69,826	—	69,826
United Arab Emirates	—	—	—	—
United Kingdom	13,705	651,150	—	664,855
United States	94	347	—	441

Total Common Stocks	70,564	3,953,252	—	4,023,816

Preferred Stocks
Germany	—	3,403	—	3,403
South Korea	—	4,423	—	4,423

Total Preferred Stocks	—	7,826	—	7,826

Short-Term Investments
Time Deposits	—	37,264	—	37,264

Total Investments in Securities	$70,564	$3,998,342	$—	$4,068,906

Appreciation in Other Financial Instruments
Futures contracts	$312	$—	$—	$312

Depreciation in Other Financial Instruments
Futures contracts	$(19)	$—	$—	$(19)

There were no significant transfers into or out of level 3 for the period ended June 30, 2023 for the Funds.

B. Restricted Securities — Certain securities held by the Funds may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net asset value of the Funds.

As of June 30, 2023, the Funds had no investments in restricted securities other than securities sold to the Funds under Rule 144A or Regulation S under the Securities Act.

C. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract

42	SIX CIRCLES TRUST	JUNE 30, 2023

terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value, as recorded on the Statements of Assets and Liabilities.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund.

Note C(1) – C(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs and cash deposited is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts. As of June 30, 2023, the Funds did not receive or post collateral for forward foreign currency exchange contracts.

JUNE 30, 2023	SIX CIRCLES TRUST	43

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

(3) Summary of Derivatives Information

The following tables present the value of derivatives held as of June 30, 2023 by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$1,161

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

Six Circles Managed Equity Portfolio International Unconstrained Fund

Derivative Contracts	Statements of Assets and Liabilities Location
Gross Assets:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Appreciation	$312

Gross Liabilities:
Equity contracts	Payables, Net Assets — Unrealized Depreciation	$(19)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOIs.
The Statements of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statements of Operations for the period ended June 30, 2023 by primary underlying risk exposure (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$4,556

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$2,211

Six Circles Managed Equity Portfolio International Unconstrained Fund

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Currency Exchange Contracts	Total
Equity contracts	$212	$—	$212
Foreign exchange contracts	—	(470)	(470)

Total	$212	$(470)	$(258)

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statements of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$636

44	SIX CIRCLES TRUST	JUNE 30, 2023

Derivatives Volume

The table below discloses the volume of the Funds’ futures contracts activity during the period ended June 30, 2023 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivative Information for derivative-related gains and losses associated with volume activity (amounts in thousands).

	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Six Circles Managed Equity Portfolio International Unconstrained Fund
Futures Contracts:
Average Notional Amount Long	$45,046	$33,119
Average Notional Amount Short	—	—

D. Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Funds do not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within the Change in net unrealized appreciation/depreciation on investments on the Statements of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency. Currency gains or losses may be realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

E. Security Transactions, Investment Income and Expense Allocation — Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend. Non-cash dividends, if any, are recorded on the ex-dividend date or corporate action date at fair value. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of information from the issuer.

The Funds are charged for those expenses of the Trust that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F. Federal Income Tax — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies. Each Fund intends to distribute to shareholders, substantially all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary.

The Funds follow the provisions of FASB Codification Section 740 (“ASC Section 740”) “Accounting for Uncertainty in Income Taxes” which clarifies the accounting for uncertainty in tax positions taken or expected to be taken on a tax return. ASC Section 740 sets forth a threshold for financial statement recognition, measurement and disclosure of tax positions taken or expected to be taken on a tax return. The Funds are required to recognize the tax effects of certain tax positions under a “more likely than not” standard, that based on their technical merits, have more than 50 percent likelihood of being sustained upon examination. Management has analyzed the tax positions taken on the Funds’ federal income tax returns for all open periods, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. At June 30, 2023, the Funds did not have any uncertain tax benefits that require recognition, de-recognition or disclosure. The Funds’ federal, state and local income and federal excise tax returns for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G. Foreign Tax — The Funds may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests. When capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

JUNE 30, 2023	SIX CIRCLES TRUST	45

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

H. Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are generally declared and paid according to the following schedule:

Fund Name	Net Investment Income	Net Realized Capital Gains
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	Annual	Annual
Six Circles Managed Equity Portfolio International Unconstrained Fund	Annual	Annual

Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character.

Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and have been recorded to paid-in capital.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fees — The Adviser serves as the Funds’ investment adviser pursuant to an investment advisory agreement (the “Investment Advisory Agreement”). Under the terms of the Investment Advisory Agreement, the Adviser generally manages the Funds’ investments in accordance with the stated policies of each Fund, subject to the supervision of the Funds’ Board of Trustees. For the services provided to the Funds, the Adviser is entitled to a fee, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of each Fund.

The Adviser selects and oversees professional money managers (the “Sub-Advisers”) who are responsible for investing the assets of the Funds under sub-advisory agreements (the “Sub-Advisory Agreements”). Pursuant to each respective Sub-Advisory Agreement, the Adviser agrees to pay each Sub-Adviser a sub-advisory fee from its investment advisory fees. BlackRock Investment Management, LLC (“BlackRock”) currently serves as the Sub-Adviser to the Funds. The Sub-Adviser is paid a management fee by the Adviser pursuant to their individually negotiated Sub-Advisory Agreement.

The Adviser engaged Russell Investments Implementation Services, LLC (“Russell”) to provide stand-by interim sub-advisory services, as well as transition management services, for each Fund, to be utilized as needed in certain transitional circumstances involving a Fund Sub-Adviser. During the reporting period, the Funds have not allocated assets to Russell.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3F and reflected on the Statement of Operations.

B. Administration and Accounting Fees — Pursuant to an Administrative Agency Agreement, Brown Brothers Harriman & Co. (the “Administrator”) provides certain administration and fund accounting services to the Funds.

C. Distribution Fees — Pursuant to a Distribution Agreement, Foreside Fund Services, LLC (the “Distributor”), will serve as the Funds’ principal underwriter and acts as the agent of the Funds in connection with the continuous offering of shares of each Fund. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Funds. The Distributor does not receive compensation from the Funds, but instead is compensated by the Adviser for certain distribution-related expenses.

D. Custodian — Pursuant to a Custodian Agreement, Brown Brothers Harriman & Co. serves as the custodian (the “Custodian”) for each of the Funds and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions.

E. Transfer Agent — Pursuant to a Transfer Agency and Service Agreement, DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as each Fund’s transfer and dividend disbursing agent. The Transfer Agent is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

F. Waivers and Reimbursements — The Adviser has contractually agreed through at least April 30, 2024, to waive any management fees that exceed the aggregate management fees the Adviser is contractually required to pay the Fund’s Sub-Adviser. Thereafter, this waiver will continue for subsequent one year terms unless terminated in accordance with its terms. Such waivers are not subject to reimbursement by the Fund. The Adviser has also contractually agreed through at least April 30, 2024, to reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, if any, dividend and interest expenses related to short sales, brokerage fees, interest on borrowings, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed the following percentages of the average daily net assets of each Fund (the “Expense Cap”):

Fund	Expense Cap
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	0.45%
Six Circles Managed Equity Portfolio International Unconstrained Fund	0.50%

An expense reimbursement by the Fund’s Adviser is subject to repayment by the Fund only to the extent it can be made within thirty-six months following the date of such reimbursement by the Adviser. Repayment must be limited to amounts that would not cause the Fund’s operating expenses (taking into account any reimbursements or waiver by the Adviser and repayments by the Fund) to exceed the Expense Cap in effect at the

46	SIX CIRCLES TRUST	JUNE 30, 2023

time of the reimbursement by the Adviser or at the time of repayment by the Fund. This expense reimbursement is in effect through April 30, 2024, at which time the Adviser and/or its affiliates will determine whether to renew or revise it.

For the period ended June 30, 2023, there were no amounts reimbursed by the Adviser, nor were there amounts available for potential future recoupment by the Adviser.

G. Cross Trades — The Funds may participate in purchase and sale transactions with other Six Circles Funds. These cross trades are executed in accordance with procedures adopted by the Trust’s Board and comply with Rule 17a-7 of the 1940 Act, which require, among other things, that such cross trades be effected at the independent current market price of the security.

During the period ended June 30, 2023, the aggregate value of purchase and sale cross trades with other Six Circles Funds were as follows (amounts in thousands):

Fund Name	Purchases	Sales	Realized gain/loss
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$115	$728	$(66)
Six Circles Managed Equity Portfolio International Unconstrained Fund	799	5,966	527

4. Investment Transactions

During the period ended June 30, 2023, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

	Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$2,426,675	$1,576,742	$—	$—
Six Circles Managed Equity Portfolio International Unconstrained Fund	1,232,368	769,486	—	—

5. Risks, Concentrations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Since the Funds are non-diversified, they may invest a greater percentage of their assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Funds` shares being more sensitive to economic results among those issuing the securities.

The Funds invest in foreign issuers and foreign securities (including depositary receipts) which are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely.

Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. In addition, the Fund is limited in its ability to exercise its legal rights or enforce a counterparty’s legal obligations in certain jurisdictions outside of the United States, in particular, in emerging markets countries.

As of June 30, 2023, the Six Circles Managed Equity Portfolio International Unconstrained Fund had non-U.S. country allocations representing greater than 10% of Net Assets as follows:

France	Germany	Switzerland	United Kingdom
14.7%	10.7%	16.5%	16.3%

JUNE 30, 2023	SIX CIRCLES TRUST	47

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2023 (Unaudited) (continued)

As of June 30, 2023, a significant portion of the Six Circles Managed Equity Portfolio International Unconstrained Fund net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Funds are subject to the risk that, should the Funds decide to sell an illiquid investment when a ready buyer is not available at a price the Funds deem to be representative of its value, the value of the Funds’ net assets could be adversely affected.

The value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Funds’ investments, increase the Funds’ volatility, exacerbate pre-existing political, social and economic risks to the Funds, and negatively impact broad segments of businesses and populations. The Funds’ operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations have taken, and may continue to take, actions in response to the pandemic that affect the instruments in which the Funds invest, or the issuers of such instruments, in ways that could have a significant negative impact on the Funds’ investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

The Funds may also invest in shares of other investment companies and ETFs. ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks many of which are designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The Fund is subject to the risks associated with the ETF’s or investment company’s investments. ETFs, investment companies and other investment vehicles that invest in commodities or currencies are subject to the risks associated with direct investments in commodities or currencies. The price and movement of an ETF or closed-end fund designed to track an index may not track the index and may result in a loss. In addition, closed-end funds that trade on an exchange often trade at a price below their net asset value (also known as a discount). Certain ETFs or closed-end funds traded on exchanges may be thinly-traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed each Fund’s original investment. Many derivatives create leverage thereby causing the Funds to be more volatile than they would have been if they had not used derivatives. Derivatives also expose the Funds to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty.

The Funds are also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Funds such as swap contracts and forward foreign currency exchange contracts.

LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. On March 5, 2021, the U.K. Financial Conduct Authority (“FCA”) publicly announced that (i) immediately after December 31, 2021, publication of the 1-week and 2-month U.S. Dollar LIBOR settings will permanently cease; (ii) immediately after June 30, 2023, publication of the overnight and 12-month U.S. Dollar LIBOR settings will permanently cease; and (iii) immediately after June 30, 2023, the 1-month, 3-month and 6-month U.S. Dollar LIBOR settings will cease to be provided or, subject to the FCA’s consideration of the case, be provided on a synthetic basis and no longer be representative of the underlying market and economic reality they are intended to measure and that representativeness will not be restored. There is no assurance that the dates announced by the FCA will not change or that the administrator of LIBOR and/or regulators will not take further action that could impact the availability, composition or characteristics of LIBOR or the currencies and/or tenors for which LIBOR is published. Public and private sector industry initiatives are currently underway to implement new or alternative reference rates to be used in place of LIBOR. There is no assurance that any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of a Fund’s loans, notes, derivatives and other instruments or investments comprising some or all of a Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades. These risks may also apply with respect to changes in connection with other interbank offering rates (e.g., Euribor) and a wide range of other index levels, rates and values that are treated as “benchmarks” and are the subject of recent regulatory reform.

48	SIX CIRCLES TRUST	JUNE 30, 2023

6. Income Taxes and Distributions to Shareholders

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at June 30, 2023 were as follows (amounts in thousands):

	Aggregate Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$6,809,619	$1,576,996	$(168,951)	$1,408,045
Six Circles Managed Equity Portfolio International Unconstrained Fund	3,510,290	697,428	(138,519)	558,909

As of December 31, 2022, the following Funds had the following post-enactment net capital loss carryforwards (amounts in thousands):

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund	$169,820	$79,082
Six Circles Managed Equity Portfolio International Unconstrained Fund	96,574	50,642

7. Ownership Concentration

As of June 30, 2023, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund and Six Circles Managed Equity Portfolio International Unconstrained Fund each had one affiliated omnibus account for the benefit of its clients which owned approximately 99% of its outstanding shares.

8. New Accounting Pronouncement

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820) - Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2024. Management expects that the adoption of this guidance will not have a material impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that require disclosure.

JUNE 30, 2023	SIX CIRCLES TRUST	49

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Fund on January 1, 2023, and continued to hold your shares at the end of the reporting period, June 30, 2023.

Actual Expenses

For each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value January 1, 2023	Ending Account Value June 30, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Actual	$1,000.00	$1,184.50	$0.38	0.07%
Hypothetical	1,000.00	1,024.45	0.35	0.07
Six Circles Managed Equity Portfolio International Unconstrained Fund
Actual	1,000.00	1,148.20	0.59	0.11
Hypothetical	1,000.00	1,024.25	0.55	0.11

*	Expenses are equal to each Fund’s respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

50	SIX CIRCLES TRUST	JUNE 30, 2023

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Annual Approval of the Continuation of the Advisory, Sub-Advisory and Sub-Sub-Advisory Agreements

Materials Requested Prior to Meeting. Prior to the Meeting, Ropes & Gray LLP (“Ropes & Gray” or “Independent Legal Counsel”), counsel to the Independent Trustees, had prepared letters on behalf of the Independent Trustees requesting information from J.P. Morgan Private Investments Inc. (“JPMPI” or the “Adviser”) and each Sub-Adviser (as defined below) in connection with the proposed continuance of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and JPMPI for the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), the Six Circles International Unconstrained Equity Fund (the “International Equity Fund”), the Six Circles Tax Aware Ultra Short Duration Fund (the “Tax Aware Fund”), the Six Circles Ultra Short Duration Fund (the “Ultra Short Fund”), the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund (the “MEP U.S. Fund”), the Six Circles Managed Equity Portfolio International Unconstrained Fund (the “MEP International Fund”), the Six Circles Global Bond Fund (the “Global Bond Fund”), the Six Circles Tax Aware Bond Fund (the “Tax Aware Bond Fund”) and the Six Circles Credit Opportunities Fund (the “Credit Opportunities Fund”) (collectively the “Funds”), (ii) the Sub-Advisory Agreements in respect of the Funds between JPMPI and BlackRock Investment Management, LLC (“BlackRock”), Pacific Investment Management Company (“PIMCO”), Insight North America LLC (“Insight”), Goldman Sachs Asset Management LP (“GSAM”), PGIM, Inc. (“PGIM”), Capital International, Inc. (“Capital”), Nuveen Asset Management, LLC (“Nuveen”), Allspring Global Investments, LLC (“Allspring”), Lord, Abbett & Co. LLC (“Lord Abbett”), RBC Global Asset Management (UK) Limited (“RBC GAM (UK)”), Muzinich & Co., Inc. (“Muzinich”) and Russell Investments Implementation Services, LLC (“RIIS”) (in the case of RIIS, as a stand-by interim Sub-Adviser) (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) and (iii) the Sub-Sub-Advisory Agreements between BlackRock and each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL”) as well as the Sub-Sub-Advisory Agreement between PGIM and PGIM Limited (“PGIML”) (each of BIL, BSL and PGIML, a “Sub-Sub-Adviser” and collectively, the “Sub-Sub-Advisers”) (each of the Advisory Agreement, the Sub-Advisory Agreements and the Sub-Sub-Advisory Agreements, an “Agreement” and, collectively, the “Agreements”). The requests were designed to address the requirement under Section 15(c) of the 1940 Act that the Trustees request and evaluate, and that the investment adviser and each sub-adviser furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. JPMPI and each Sub-Adviser responded to the information requests and provided memoranda and related materials and exhibits for consideration by the Trustees, which were provided to the Trustees in advance of the Meeting and included in the Meeting Materials (together, the “15(c) Materials”).

Set forth below is a summary of the material factors evaluated by the Trustees that formed the basis for the Board’s approval of the continuation of the Agreements. The Trustees’ conclusions as to the approval of the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees. In deciding whether to approve the continuation of the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

Materials Reviewed. In considering the approval of the continuation of the Agreements, the Trustees reviewed the 15(c) Materials and related exhibits and other information which included, among other items, (i) the terms of the Agreements, (ii) comparative fee and expense information and comparative performance information of comparable 1940 Act funds developed by Broadridge Financial Solutions, Inc./Lipper Inc. (“Broadridge”) and of any comparable funds or accounts managed by the Adviser or a Sub-Adviser, (iii) performance of the Funds compared to applicable benchmarks/indices, (iv) fee schedules and composite performance information with respect to the J.P. Morgan managed accounts and related strategies that invest in the Funds, (v) descriptions of various services and functions performed by the Adviser for the Funds, such as portfolio management, compliance monitoring, risk management, valuation and administrative, accounting, legal and other services, and descriptions of the portfolio management services provided by each Sub-Adviser to the Funds, (vi) the estimated costs to the Adviser of providing such services, (vii) information regarding the Adviser’s and each Sub-Adviser’s compliance policies and procedures applicable to the Funds, (viii) balance sheet and/or other financial information regarding the Adviser and each Sub-Adviser, (ix) information regarding the Adviser’s corporate organizational structure and biographical information of key personnel of the Adviser and its affiliates who provide services to the Funds and similar information for each Sub-Adviser, (x) information regarding estimated profitability to the Adviser from its relationship with the Funds, (xi) information regarding potential economies of scale, and (xii) information regarding potential ancillary or “fall out” benefits to the Adviser and its affiliates of a Sub-Adviser from their relationships with the Funds. The Trustees also reviewed a memorandum prepared by Independent Legal Counsel regarding the responsibilities of the Trustees in considering the approval of the continuation of the Agreements under applicable law.

Review Process. Following receipt and review of the 15(c) Materials, the Independent Trustees and Ropes & Gray held a video call to consider the 15(c) Materials and the related proposed continuance of the Agreements as well the Funds’ administration- and distribution-related contracts. Based on their deliberations during this meeting, the Independent Trustees formulated a number of questions and requests for follow-up information from management. Subsequent calls

JUNE 30, 2023	SIX CIRCLES TRUST	51

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

were held with representatives of the Adviser to communicate the Independent Trustees’ additional questions and requests for information, each of which was responded to by the Adviser either in writing or orally at the Meeting. The Trustees also received written and oral presentations during the Board’s regular meetings throughout the year on matters related to the Agreements. At several points during the review process, Independent Trustees discussed the proposed continuation of the Agreements during executive sessions held with Independent Legal Counsel at which no representatives of management were present.

Nature, Extent and Quality of Services. The Trustees considered the depth and quality of the investment management process of JPMPI, the Sub-Advisers and Sub-Sub-Advisers, including for each entity, the experience and capabilities of its senior management, investment and other personnel, and the overall financial strength and stability of the organizations. The Trustees also considered the nature, extent and quality of the various services JPMPI provides under the Advisory Agreement, including with respect to its selection, evaluation and oversight of each Sub-Adviser and Sub-Sub-Adviser, as well as the administrative and other services JPMPI provides to the Funds, including oversight of the Fund’s administrator and other service providers. In this regard, Trustees noted JPMPI’s continuing investments in technology and other resources to support its investment management, compliance, accounting, risk management and other services on behalf of the Funds, as well as JPMPI’s continuing efforts to attract and retain qualified personnel to provide services to the Funds and maintain and enhance its related resources and systems. The Trustees also considered JPMPI’s policies, procedures and systems designed to promote the Funds’ compliance with applicable laws and regulations and to conduct effective oversight of each Sub-Adviser, Sub-Sub-Adviser and other Fund service providers, and its processes to keep the Trustees informed about matters relevant to the Funds and their shareholders. The Trustees noted that, to date, RIIS had not been called to act as an interim Sub-Adviser to any Fund under its Sub-Advisory Agreement.

The Trustees also considered the sub-advisory services provided, or to be provided, by each Sub-Adviser and Sub-Sub-Adviser to the Funds under the applicable Agreements, including information about the investment personnel of each entity who are responsible for providing services under the applicable Sub-Advisory Agreement or Sub-Sub-Advisory Agreement. The Trustees reviewed the nature and quality of the investment management, research, trading, risk management, compliance and other capabilities of each Sub-Adviser and Sub-Sub-Adviser, the experience and capabilities of its portfolio management and other personnel who provide services to the Funds, and the overall financial strength of each organization.

Among other information, the Trustees also took into account certifications received from JPMPI and each Sub-Adviser the

Sub-Advisers confirming the adequacy of their compliance programs and codes of ethics.

Investment Performance. As part of their review of the services provided by JPMPI and each Sub-Adviser, the Trustees reviewed the performance of each of the Funds, including in reference to a Broadridge report which contained, among other information, comparisons of each Fund’s total return investment performance for 1- and 3-year (as applicable) and since inception periods ended December 31, 2022 to a performance group and performance universe of peers funds selected by Broadridge and to the Fund’s benchmark index. In reviewing the comparative information, the Trustees took into account JPMPI’s explanation that the peer funds selected by Broadridge and the applicable benchmarks do not provide particularly apt comparisons, given the Funds’ intended role as completion portfolios for the broader J.P. Morgan managed account portfolios and the bespoke and highly tailored structures of the Funds’ portfolios. The Trustees considered JPMPI’s view that since the role of the Funds is to enhance the relative performance of the total managed account portfolios in which they are held, the Trustees should also take into account and evaluate the performance of the Funds in the context of the broader portfolios they are intended to complete and on the basis of whether the Funds serve their intended purposes. In this regard, the Board received representations from the JPMPI CIO team regarding the utility of the Funds in serving their intended purpose, including how they have served to enhance access to investment ideas and have increased portfolio efficiency for the managed account strategies that invest in the Funds.

The Trustees also considered information provided with the 15(c) Materials and throughout the year by JPMPI with respect to its diligence, selection process and monitoring of the Funds’ Sub-Advisers and Sub-Sub-Advisers performance on behalf of the Funds. In this regard, the Trustees received and took into account supplemental information regarding the performance of individual sleeves of the Funds’ portfolios managed by a Sub-Adviser or Sub-Sub-Adviser in comparison to performance benchmark(s), which included customized benchmarks in certain cases. In addition, the Trustees received and reviewed composite performance information for J.P. Morgan managed account portfolios that invest in the Funds, along with related performance attribution information. The Trustees also considered the results of reviews of the performance of the Sub-Advisers and Sub-Sub-Adviser by the J.P. Morgan Investment Performance Governance Committee (“PGC”), a separate committee within JPMorgan responsible for providing ongoing oversight of internal investment strategies, and related reports provided by PGC to the Board throughout the year. The Board took into account indications from PGC that it has been satisfied with the performance of each of the Funds and each Sub-Adviser, and that the Funds have to date and continue to serve their intended purpose as completion portfolios for JPMorgan separate account strategies.

Fees and Total Expenses. In considering the fees and expenses of each Fund, the Trustees took into account a number of

52	SIX CIRCLES TRUST	JUNE 30, 2023

factors, including the type and complexity of the services provided to the Funds under the Agreements, the estimated cost of providing such services, the risks assumed by JPMPI in serving as investment adviser to the Funds and providing such services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential returns to investors in the Funds. The Trustees noted that the advisory fee rate payable to JPMPI under the Advisory Agreement is the same for all Funds (with the exception of the Credit Opportunities Fund, which has a higher advisory fee rate to account for the higher cost sub-advisers and strategies within the Fund) and took into account JPMPI’s explanation that each Fund receives substantially similar investment management services from JPMPI, including asset allocation, investment oversight and other management services. The Trustees also took into account that the Adviser had contractually agreed to (i) reimburse expenses for the Funds to the extent the total expense ratio for each Fund exceeded a certain specified limit and (ii) waive any advisory fees that exceeded the aggregate advisory fees JPMPI is contractually required to pay to the Sub-Advisers, and that JPMPI was proposing to continue those arrangements for an additional year.

The Trustees reviewed the advisory fees and total expenses of each Fund (each as a percentage of average net assets) in comparison to the average and median fees and expenses of peer funds within two peer expense groups and an expense universe identified by Broadridge. They noted that two expense groups were identified by Broadridge for each Fund, one of which included institutional 1940 Act funds, and the other only pure index exchange-traded funds (“ETFs”) in light of the Funds’ index-based strategies. The Trustees took into account that each Fund was in the 1st quintile (i.e., having among the lowest fees/expenses) for actual management fees and total expenses in comparison to the Broadridge expense group and expense universe for institutional funds as well as the expense group including only ETFs, with the exception of the Ultra Short Fund, which was in the 2nd quintile in the performance group for institutional funds and in the 3rd and 4th quintiles for actual management fees and total expenses, respectively, in the expense group including only ETFs. The Trustees noted that all Funds were in the 1st quintile for contractual management fees in comparison to the Broadridge expense group and universe for institutional funds, with the exception of the Credit Opportunities Fund, which was in the 5th quintile, but took into account that the Credit Opportunities Fund was in the 1st quintile for actual management fees after taking into account the fee waivers observed for the Fund.

The Trustees also considered information regarding the sub-advisory fee rates paid to each Sub-Adviser under the Sub-Advisory Agreements and found them to be reasonable. In this regard, the Trustees took into account that JPMPI, and not the Funds, pays each Sub-Adviser for its services to the Funds out of the advisory fees JPMPI receives from the Funds under the Advisory Agreement, and further that JPMPI does not retain any such advisory fees. The Trustees also considered that the fees paid to each Sub-Sub-Adviser are paid by the applicable Sub-Adviser out of the sub-advisory fees it receives from JPMPI.

The Trustees also noted management’s indication that neither JPMPI (with respect to the Funds) nor BlackRock (with respect to the U.S. Equity Fund, International Equity Fund, MEP U.S. Fund, MEP International Fund, Global Bond Fund and Credit Opportunities Fund), PIMCO (with respect to the Global Bond), Insight (with respect to the Tax Aware Fund), PGIM (with respect to the Global Bond Fund), Capital (with respect to the Tax Aware Bond Fund) and RIIS (with respect to the Funds) identified any funds or accounts with comparable investment objectives and strategies as the Funds. The Trustees reviewed the fee rates of funds or accounts with comparable investment objectives and strategies identified by BlackRock (with respect to the Ultra Short Fund), GSAM (with respect to the Ultra Short Fund and Tax Aware Fund), PIMCO (with respect to the Ultra Short Fund, Tax Aware Ultra Short Fund and Credit Opportunities Fund), Allspring (with respect to the Tax Aware Bond Fund), Nuveen (with respect to the Tax Aware Bond Fund), PGIM (with respect to the Credit Opportunities Fund), Lord Abbett (with respect to the Credit Opportunities Fund), RBC GAM (UK) (with respect to the Credit Opportunities Fund) and Muzinich (with respect to the Credit Opportunities Fund), noting the Adviser’s views regarding the limitations of fee comparisons to other funds and separately managed accounts that are not registered under the 1940 Act and/or are not publicly offered, in light of the differences in the types and scope of services provided to the Funds compared to those provided to such other funds and accounts. Further, the Trustees took into account the differing levels of services provided and resulting limitations of fee comparisons with respect to other funds for which the Sub-Advisers serve as primary investment adviser, as opposed to fees charged where the Sub-Adviser serves only in a sub-advisory capacity, as in the case of the Funds. Additionally, the Trustees noted the most-favored nation provisions agreed to by BlackRock, PIMCO, Insight, GSAM, PGIM, Capital, Nuveen, Allspring, Lord Abbett, RBC GAM (UK), Muzinich and RIIS, which help ensure that sub-advisory fee rates charged by each such Sub-Adviser with respect to the Funds are no higher than the fees the Sub-Adviser charges to similar clients.

Adviser Costs, Level of Profits and Economies of Scale. The Trustees considered the estimated profits realized by the Adviser from the Advisory Agreement and in connection with the operation of the Funds based on profitability information included in the 15(c) Materials. Among other information, the Trustees considered the Funds’ operating expenses and estimated cost to the Adviser of providing services to the Funds. They also considered the impact of the expense limitation agreement and fee waiver agreement observed by JPMPI on the Adviser’s estimated profitability. The Trustees took into account that JPMPI’s estimates indicated that the Adviser has been unprofitable with respect to each of the Funds from inception through December 31, 2022. The Trustees also took

JUNE 30, 2023	SIX CIRCLES TRUST	53

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(continued)

into account that, although JPMPI has not realized direct profits with respect to the Funds, J.P. Morgan and its affiliates could be profitable with respect to the managed accounts that invest in the Funds and received related information and input from JPMPI in this regard.

The Trustees further noted that the advisory fee rates paid to JPMPI do not have break points, but due to the Funds’ fee waiver arrangements, JPMPI does not retain any portion of the advisory fees paid by the Funds and also observes expense limitation arrangements for each Fund, which may allow the Funds to benefit from economies of scale. The Trustees took into account that the Sub-Advisory Agreements for BlackRock, PIMCO, Insight, GSAM, PGIM, Nuveen, Allspring, RBC GAM (UK), Muzinich, Lord Abbett, and RIIS include breakpoints to their sub-advisory fee rates at certain assets levels.

Ancillary Benefits. The Trustees also considered whether the Adviser, BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, RBC GAM (UK), Muzinich and RIIS or any of their affiliates may receive other ancillary or “fall out” benefits as a result of their relationships with the Funds. The Trustees considered that the Funds benefit the Adviser and its affiliates by enhancing the current discretionary product offering to J.P. Morgan Private Bank, J.P. Morgan Securities and Chase Wealth Management clients. The Trustees considered that the Funds serve to expand JPMPI’s CIO investment opportunities, expand the current capacity to invest, and reduce unintended portfolio dispersion. The Trustees also considered that, apart from the Adviser, which does not retain any fees under the Advisory Agreement for managing the Funds, the Funds do not engage any JPMPI affiliates as Fund service providers. The Trustees noted that the Funds utilize third-party service providers for administration, custody, audit and other services. In this regard, the Trustees took into account JPMPI’s representation that no JPMPI affiliate directly profits financially from the Funds themselves. The Trustees considered that the Adviser and/or its affiliates do receive portfolio management fees (“PMF”) outside of the Funds based on funds held in the Adviser’s discretionary client accounts, including on assets attributable to shares of the Funds held in such accounts. The Trustees took into account, however, JPMPI’s representation that it or its affiliates would receive these PMFs independent of whether the discretionary accounts allocated investments to the Funds or allocated the same assets to a third-party fund or other investment.

The Trustees additionally considered that BlackRock, BIL, BSL, PIMCO, Insight, GSAM, PGIM, PGIML, Capital, Nuveen, Allspring, Lord Abbett, RBC GAM (UK), Muzinich and RIIS are not affiliated with any of the Funds’ service providers, and therefore do not benefit from those contractual relationships. The Trustees also considered portfolio trading practices of RIIS, noting the relatively low trading costs that RIIS expects to incur in completing portfolio transactions for the Funds, should the services be used. Additionally, the Trustees considered that RIIS may receive ancillary benefits of receiving fees from serving as transition manager to the Funds under the Implementation Services Agreement between the Adviser and RIIS, but noted that those fees are not contingent on RIIS serving as an interim sub-adviser and would be for services that are distinct from any sub-advisory services provided by RIIS. The Trustees also considered the proprietary nature of the Funds and whether any benefits result to the Adviser by placing assets of J.P. Morgan managed account clients into the Funds. In addition, the Trustees considered whether the Adviser or its affiliates benefit from the Funds’ portfolio trading practices, noting that while the Adviser is affiliated with broker-dealers, no broker-dealer affiliate ordinarily executes portfolio transactions on behalf of the Funds.

The Trustees also took into account that, although the Adviser does not retain any of the advisory fees it receives from the Funds and has to date been unprofitable with respect to its management of the Funds themselves, that the Adviser and its affiliates receive fees for managing the J.P. Morgan managed accounts that invest in the Funds. In this regard, the Trustees discussed with management possible approaches to estimating any imputed profitability to the Adviser or J.P. Morgan from their operation of the Funds taking into account the managed account fees they receive that are attributable to assets invested in the Funds and related expenses, and reviewed related information provided by the Adviser. In this regard, the Trustees took into account the Adviser’s representation that J.P. Morgan would continue to receive the same level of fees from its managed accounts whether the accounts invested in the Funds or in other funds and/or individual securities.

Conclusions. After reviewing and considering these and other factors described herein, the Trustees concluded, in their reasonable business judgment, within the context of their overall conclusions regarding the Agreements and based on information provided and related representations made by the Adviser and Sub-Advisers, that they were satisfied that the fees payable under the Agreements represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser or Sub-Adviser/Sub-Sub-Adviser, as applicable, and that based on the information provided and taking into account the various assumptions made, the estimated profitability of the Adviser (if any) did not appear to be excessive. Based on their evaluation of factors that they deemed to be material, including, but not limited to, those factors described above, the Trustees, including the Independent Trustees, unanimously concluded that the terms of the Agreements are fair and reasonable to each Fund, and approved the continuance of each Agreement for an additional one-year term.

54	SIX CIRCLES TRUST	JUNE 30, 2023

LIQUIDITY RISK MANAGEMENT PROGRAM

Each of the Funds has adopted the Six Circles Funds Liquidity Risk Management Program (the “Program”) under Rule 22e-4 under the 1940 Act (the “Liquidity Rule”). The Program seeks to assess, manage and review each Fund’s Liquidity Risk. “Liquidity Risk” is defined as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund. Among other things, the Liquidity Rule requires that a written report be provided to the Boards of Trustees (the “Board”) on an annual basis that addresses the operation of the Program and assesses the adequacy and effectiveness of its implementation and any material changes to the Program. JPMPI’s Liquidity Risk Forum (the “Liquidity Forum”) is the program administrator for the Program (the “Program Administrator”). On June 20, 2023, the Board of Trustees reviewed the Program Administrator’s annual written report (the “Report”) concerning the operation of the Program for the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report summarized the operation of the Program and the information and factors considered by the Program Administrator in assessing whether the Program has been adequately and effectively implemented with respect to each Fund. Such information and factors included, among other things: (1) the liquidity risk framework used to assess, manage, and periodically review each Fund’s Liquidity Risk and the results of this assessment; (2) the methodology and inputs for classifying each of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) whether a Fund invested primarily in “Highly Liquid Investments” (as defined under the Liquidity Rule) and whether a Highly Liquid Investment Minimum (“HLIM”) should be established for a Fund and the procedures for monitoring for this limit; with the assessment that each Fund was invested primarily in “Highly Liquid Investments and therefore no HLIM needed to be established for any Fund (4) whether a Fund invested more than 15% of its assets in “Illiquid Investments” (as defined under the Liquidity Rule) and the procedures for monitoring for this limit, with the assessment that each Fund was under the 15% limit during the Program Reporting Period; and (5) specific liquidity events arising during the Program Reporting Period, including the impact on Fund liquidity caused by extended non-U.S. market closures. There were no material changes to the Program during the Program Reporting Period, although adjustments were made to the “reasonably anticipated trade size” calculation methodology description to account for actual fund trade experience as the Funds have seasoned.

Based on this review, the Report concluded that: (1) the Program continues to be reasonably designed to effectively assess and manage each Fund’s Liquidity Risk; and (2) the Program has been adequately and effectively implemented with respect to each Fund during the Program Reporting Period.

JUNE 30, 2023	SIX CIRCLES TRUST	55

Feb 2019

FACTS	WHAT DOES SIX CIRCLES TRUST* DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we may collect and share depend on the product or service you have with us. This information can include:

◾  Social Security number

◾  account balances and transaction history

◾  investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Six Circles Trust, chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Six Circles Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

*

Six Circles Trust and its fund series do not currently, nor are they expected to, collect personal non-public information from individuals, since holdings are held on the books of each fund on an omnibus basis by financial intermediaries. To the extent Six Circles Trust does get access to personal information through its affiliates or otherwise, this statement would apply.

Questions?	Call 212-464-2070 to speak with a Managed Solutions & Strategies Investor Relations representative. We accept operator relay calls.

Who we are
Who is providing this notice?	Six Circles Trust

What we do
How does Six Circles Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We only authorize our personnel to access information about you when they need it to do their work for us. We require companies working for us to protect your information.
How does Six Circles Trust collect my personal information?

We may collect your personal information, for example, when you

◾  open an account or make a wire transfer

◾  direct us to buy securities or direct us to sell your securities

◾  provide your account information

Why can’t I limit all sharing?

Federal law gives you the right to limit only

◾  sharing for affiliates’ everyday business purposes – information about your creditworthiness

◾  affiliates from using your information to market to you

◾  sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

◾  Our affiliates include companies with the Chase or J.P. Morgan name including J.P. Morgan Private Investments Inc., our investment adviser.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ◾ We do not share with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ◾ We don’t jointly market

For more complete information about the Funds, including the Funds’ objectives, risks, charges and expenses, call your J.P. Morgan team or call 1-212-464-2070 or go to www.sixcirclesfunds.com for a prospectus. Read the prospectus carefully. An investment in these Funds and any other Fund is not designed to be a complete investment program. The Funds are NOT designed to be used as stand-alone investments. J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

The Six Circles Funds are distributed by Foreside Fund Services, LLC a member of FINRA.

Contact Six Circles Funds collect at 1-212-464-2070 for a fund prospectus. You can also visit us at www.sixcirclesfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the Six Circles Funds before investing. The prospectus contains this and other information about the Six Circles Funds. Read the prospectus carefully before investing.

The Six Circles Funds file complete schedules of their fund holdings for the first and third quarters of their fiscal year with the SEC on Form N-PORT. The Six Circles Funds’ Forms N-PORT are available on the SEC’s website at http://www.sec.gov. Each Fund’s quarterly holdings can be found by visiting the Six Circles Funds’ website at www.sixcirclesfunds.com/literature.

A description of the Six Circles Funds’ policies and procedures with respect to the disclosure of the Six Circles Funds’ holdings is available in the prospectuses and Statements of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling collect 1-212-464-2070 or on the Six Circles Funds’ website at www.sixcirclesfunds.com. A description of such policies and procedures is in the Statement of Additional Information available on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Funds to the Adviser, and the Adviser in turn has delegated such authority to the Sub-Advisers. A copy of the Six Circles Funds’ voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Six Circles Funds’ website at www.sixcirclesfunds.com no later than August 31 of each year. The Six Circles Funds’ proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

©JPMorgan Chase & Co. 2023. All rights reserved. June 30, 2023.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this Form N-CSR, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Six Circles Trust

By:	(Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President—Principal Executive Officer
Date: August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)

/s/ Mary Savino
Mary Savino
Title: President—Principal Executive Officer
Date: August 29, 2023

By:	(Signature and Title)

/s/ Gregory McNeil
Gregory McNeil
Title: Treasurer—Principal Financial Officer
Date: August 29, 2023